Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 100.0%

China - 100.0%

Air Freight & Logistics - 1.1%
SF Holding Co., Ltd., Class A	505,561	$5,467,025
ZTO Express Cayman, Inc.	207,932	5,771,518

Total Air Freight & Logistics		11,238,543

Auto Components - 0.5%
Fuyao Glass Industry Group Co., Ltd., Class A	373,967	2,766,019
Fuyao Glass Industry Group Co., Ltd., Class H(a)	290,900	1,503,697
Minth Group Ltd.	265,200	1,168,454

Total Auto Components		5,438,170

Automobiles - 6.1%
BYD Co., Ltd., Class A	221,288	9,309,349
BYD Co., Ltd., Class H	338,900	11,588,925
Geely Automobile Holdings Ltd.	2,298,900	6,280,745
Great Wall Motor Co., Ltd., Class A	268,000	2,041,112
Great Wall Motor Co., Ltd., Class H	1,288,900	4,430,630
Li Auto, Inc., ADR*	117,088	3,758,525
NIO, Inc., ADR*	617,296	19,555,937
Niu Technologies, ADR*	20,124	324,198
XPeng, Inc., ADR*	134,334	6,761,030
Yadea Group Holdings Ltd.(a)	372,200	725,657

Total Automobiles		64,776,108

Banks - 1.1%
China Minsheng Banking Corp., Ltd., Class A	8,475,036	5,186,070
China Minsheng Banking Corp., Ltd., Class H(b)	2,702,900	1,033,137
Ping An Bank Co., Ltd., Class A	2,218,800	5,737,300

Total Banks		11,956,507

Beverages - 0.7%
JiuGui Liquor Co., Ltd., Class A	68,400	2,280,590
Nongfu Spring Co., Ltd., Class H(a)(b)	820,100	5,412,073

Total Beverages		7,692,663

Biotechnology - 2.4%
Akeso, Inc.*(a)(b)	194,600	848,659
BeiGene Ltd.*(b)	318,500	6,577,287
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A	41,700	1,449,246
Chongqing Zhifei Biological Products Co., Ltd., Class A	223,800	4,375,325
I-Mab, ADR*	16,294	772,173
InnoCare Pharma Ltd.*(a)(b)	218,300	428,407
Innovent Biologics, Inc.*(a)	434,200	2,687,191
Remegen Co., Ltd., Class H*(a)	50,000	499,596
Shenzhen Kangtai Biological Products Co., Ltd., Class A	97,900	1,513,657
Walvax Biotechnology Co., Ltd., Class A	496,400	4,377,239
Zai Lab Ltd.*(b)	32,173	2,088,111

Total Biotechnology		25,616,891

Building Products - 0.4%
China Lesso Group Holdings Ltd.	590,300	848,013
Xinyi Glass Holdings Ltd.	1,370,000	3,426,625

Total Building Products		4,274,638

Capital Markets - 1.5%
East Money Information Co., Ltd., Class A	2,423,714	14,112,520
Futu Holdings Ltd., ADR*(b)	31,165	1,349,444

Total Capital Markets		15,461,964

Chemicals - 2.0%
Dongyue Group Ltd.	817,900	1,275,690
Guangzhou Tinci Materials Technology Co., Ltd., Class A	192,800	3,468,273
Hengli Petrochemical Co., Ltd., Class A	524,300	1,889,614
Jiangsu Eastern Shenghong Co., Ltd., Class A	494,300	1,499,959
LB Group Co., Ltd., Class A	340,200	1,526,092
Rongsheng Petrochemical Co., Ltd., Class A	868,200	2,473,819
Shanghai Putailai New Energy Technology Co., Ltd., Class A	92,700	2,336,063
Shenzhen Capchem Technology Co., Ltd., Class A	79,000	1,400,676
Sichuan Yahua Industrial Group Co., Ltd., Class A	313,900	1,411,561
Tongkun Group Co., Ltd., Class A	448,100	1,489,132
Zhejiang Longsheng Group Co., Ltd., Class A	641,300	1,270,858
Zhejiang Yongtai Technology Co., Ltd., Class A*	184,100	1,479,247

Total Chemicals		21,520,984

Communications Equipment - 0.1%
BYD Electronic International Co., Ltd.(b)	317,700	1,163,415

Construction & Engineering - 0.3%
China Conch Venture Holdings Ltd.	692,663	3,384,998

Construction Materials - 0.5%
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	381,300	3,151,699
China Jushi Co., Ltd., Class A	696,300	1,988,383

Total Construction Materials		5,140,082

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2021

Investments	Shares	Value
Consumer Finance - 0.2%
360 DigiTech, Inc., ADR	45,604	$1,045,700
Lufax Holding Ltd., ADR*	233,776	1,316,159

Total Consumer Finance		2,361,859

Diversified Consumer Services - 0.2%
Fu Shou Yuan International Group Ltd.	823,700	647,651
New Oriental Education & Technology Group, Inc.*(b)	526,663	1,098,411
TAL Education Group, ADR*	193,856	761,854

Total Diversified Consumer Services		2,507,916

Electrical Equipment - 4.4%
Contemporary Amperex Technology Co., Ltd., Class A	275,059	25,376,716
Gotion High-tech Co., Ltd., Class A*	286,200	2,301,419
Ming Yang Smart Energy Group Ltd., Class A	389,700	1,595,891
Sungrow Power Supply Co., Ltd., Class A	285,400	6,528,956
TBEA Co., Ltd., Class A	995,100	3,305,368
Xinjiang Goldwind Science & Technology Co., Ltd., Class A	739,300	1,910,498
Xinjiang Goldwind Science & Technology Co., Ltd., Class H(b)	437,200	853,505
Zhejiang Chint Electrics Co., Ltd., Class A*	363,700	3,075,273
Zhuzhou CRRC Times Electric Co., Ltd., Class H	262,700	1,521,350

Total Electrical Equipment		46,468,976

Electronic Equipment, Instruments & Components - 5.0%
AAC Technologies Holdings, Inc.(b)	384,700	1,519,793
BOE Technology Group Co., Ltd., Class A	8,004,000	6,342,065
Chaozhou Three-Circle Group Co., Ltd., Class A	322,800	2,258,919
Foxconn Industrial Internet Co., Ltd., Class A	826,600	1,545,980
GoerTek, Inc., Class A	683,900	5,805,266
Hollysys Automation Technologies Ltd.*	24,654	347,128
Kingboard Holdings Ltd.	306,300	1,490,974
Lens Technology Co., Ltd., Class A	523,600	1,887,913
Luxshare Precision Industry Co., Ltd., Class A	1,185,576	9,152,226
Maxscend Microelectronics Co., Ltd., Class A	64,700	3,317,558
Sunny Optical Technology Group Co., Ltd.	340,700	10,776,473
Wingtech Technology Co., Ltd., Class A	163,500	3,317,023
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	303,500	3,541,512
Zhejiang Dahua Technology Co., Ltd., Class A	442,400	1,629,842

Total Electronic Equipment, Instruments & Components		52,932,672

Energy Equipment & Services - 0.0%
China Common Rich Renewable Energy Investments Ltd.*†(b)	502,000	0

Entertainment - 2.5%
Alibaba Pictures Group Ltd.*(b)	8,278,300	753,895
Bilibili, Inc., Class Z*	80,325	3,694,643
iQIYI, Inc., ADR*(b)	143,317	653,526
Kingsoft Corp., Ltd.	472,800	2,077,062
NetEase, Inc.	748,415	15,119,398
Tencent Music Entertainment Group, ADR*	289,791	1,985,068
XD, Inc.*(b)	128,500	651,046
Zhejiang Century Huatong Group Co., Ltd., Class A*	1,534,400	2,019,914

Total Entertainment		26,954,552

Food Products - 3.9%
China Feihe Ltd.(a)	1,364,100	1,830,161
Dali Foods Group Co., Ltd.(a)	701,200	366,956
Foshan Haitian Flavouring & Food Co., Ltd., Class A	336,351	5,547,138
Guangdong Haid Group Co., Ltd., Class A	219,303	2,522,207
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,447,500	9,416,296
Muyuan Foods Co., Ltd., Class A	652,074	5,459,400
Tingyi Cayman Islands Holding Corp.	763,000	1,567,829
Tongwei Co., Ltd., Class A	695,858	4,908,843
Uni-President China Holdings Ltd.	570,000	552,724
Want Want China Holdings Ltd.	2,640,100	2,424,627
Wens Foodstuffs Group Co., Ltd., Class A	1,259,100	3,804,948
WH Group Ltd.(a)	3,963,183	2,485,790
Yihai International Holding Ltd.*(b)	169,300	782,841

Total Food Products		41,669,760

Gas Utilities - 0.7%
ENN Energy Holdings Ltd.	371,600	6,997,022

Health Care Equipment & Supplies - 1.4%
Lepu Medical Technology Beijing Co., Ltd., Class A	334,700	1,188,427
Lifetech Scientific Corp.*(b)	1,438,100	675,121
Microport Scientific Corp.(b)	346,200	1,261,121
Ovctek China, Inc., Class A	122,100	1,099,089
Peijia Medical Ltd.*(a)	167,700	286,086
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	964,800	1,204,097
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	149,474	8,930,892

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2021

Investments	Shares	Value
Venus MedTech Hangzhou, Inc., Class H*(a)(b)	97,400	$369,796

Total Health Care Equipment & Supplies		15,014,629

Health Care Providers & Services - 0.9%
Aier Eye Hospital Group Co., Ltd., Class A	666,725	4,422,970
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	86,100	1,504,540
Hygeia Healthcare Holdings Co., Ltd.(a)(b)	98,100	614,045
Jinxin Fertility Group Ltd.*(a)(b)	593,600	663,168
Ping An Healthcare and Technology Co., Ltd.*(a)(b)	226,400	823,267
Topchoice Medical Corp., Class A*	62,200	1,942,118

Total Health Care Providers & Services		9,970,108

Health Care Technology - 0.1%
Yidu Tech, Inc.*(a)(b)	195,500	527,850

Hotels, Restaurants & Leisure - 1.8%
Haidilao International Holding Ltd.(a)(b)	355,000	801,406
Huazhu Group Ltd.*	533,770	1,995,741
Jiumaojiu International Holdings Ltd.(a)(b)	276,700	486,229
Tongcheng Travel Holdings Ltd.*	539,200	998,685
Trip.com Group Ltd.*(b)	180,727	4,422,959
Yum China Holdings, Inc.	203,361	10,135,512

Total Hotels, Restaurants & Leisure		18,840,532

Household Durables - 1.9%
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,282,400	7,450,912
Haier Smart Home Co., Ltd., Class A	1,040,500	4,879,780
Haier Smart Home Co., Ltd., Class H	1,169,500	4,942,732
TCL Technology Group Corp., Class A	3,162,300	3,061,403

Total Household Durables		20,334,827

Household Products - 0.0%
Blue Moon Group Holdings Ltd.(a)(b)	494,300	469,174

Independent Power & Renewable Electricity Producers - 0.1%
Xinyi Energy Holdings Ltd.(b)	1,232,000	674,761

Industrial Conglomerates - 0.3%
China Baoan Group Co., Ltd., Class A	651,800	1,475,751
Fosun International Ltd.	1,108,700	1,195,973

Total Industrial Conglomerates		2,671,724

Insurance - 3.6%
Ping An Insurance Group Co. of China Ltd., Class A	2,399,294	18,977,211
Ping An Insurance Group Co. of China Ltd., Class H	2,560,400	18,440,345
ZhongAn Online P&C Insurance Co., Ltd., Class H*(a)(b)	288,300	1,002,133

Total Insurance		38,419,689

Interactive Media & Services - 14.7%
Autohome, Inc., Class A*	102,640	741,860
Baidu, Inc., Class A*	888,730	16,483,506
Hello Group, Inc., ADR	98,902	888,140
JOYY, Inc., ADR(b)	28,130	1,277,946
Kuaishou Technology*(a)(b)	680,600	6,289,808
Tencent Holdings Ltd.	2,212,700	129,646,289
Weibo Corp., ADR*	36,171	1,120,577

Total Interactive Media & Services		156,448,126

Internet & Direct Marketing Retail - 17.0%
Alibaba Group Holding Ltd.*	5,844,300	89,130,391
Dada Nexus Ltd., ADR*	37,244	490,131
JD Health International, Inc.*(a)	492,600	3,882,646
JD.com, Inc., Class A*	739,500	25,989,636
Meituan, Class B*(a)	1,673,400	48,379,919
Pinduoduo, Inc., ADR*	194,124	11,317,429
Vipshop Holdings Ltd., ADR*	178,511	1,499,492

Total Internet & Direct Marketing Retail		180,689,644

IT Services - 0.5%
Chinasoft International Ltd.*	1,343,200	1,750,434
Chindata Group Holdings Ltd., ADR*(b)	62,724	413,351
GDS Holdings Ltd., Class A*	326,500	1,897,112
Kingsoft Cloud Holdings Ltd., ADR*(b)	42,100	663,075
Vnet Group, Inc., ADR*	54,790	494,754

Total IT Services		5,218,726

Life Sciences Tools & Services - 4.1%
Genscript Biotech Corp.*	498,400	2,205,508
Hangzhou Tigermed Consulting Co., Ltd., Class A	152,867	3,065,327
Hangzhou Tigermed Consulting Co., Ltd., Class H(a)	62,000	787,296
Pharmaron Beijing Co., Ltd., Class A	73,700	1,633,615
Pharmaron Beijing Co., Ltd., Class H(a)	70,600	1,089,386
WuXi AppTec Co., Ltd., Class A	623,547	11,601,466
WuXi AppTec Co., Ltd., Class H(a)	183,595	3,179,114
Wuxi Biologics Cayman, Inc.*(a)	1,709,900	20,298,250

Total Life Sciences Tools & Services		43,859,962

Machinery - 1.5%
Haitian International Holdings Ltd.	279,400	775,882
Jiangsu Hengli Hydraulic Co., Ltd., Class A	109,900	1,410,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2021

Investments	Shares	Value
Sany Heavy Equipment International Holdings Co., Ltd.	548,600	$530,565
Sany Heavy Industry Co., Ltd., Class A	1,741,748	6,230,923
Shenzhen Inovance Technology Co., Ltd., Class A	484,200	5,211,721
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A*	511,600	2,030,875

Total Machinery		16,190,499

Marine - 0.2%
SITC International Holdings Co., Ltd.	706,000	2,553,673

Media - 0.5%
China Literature Ltd.*(a)(b)	226,000	1,420,417
Focus Media Information Technology Co., Ltd., Class A	3,156,324	4,055,998

Total Media		5,476,415

Metals & Mining - 1.4%
China Hongqiao Group Ltd.	1,002,100	1,057,846
Ganfeng Lithium Co., Ltd., Class A	235,900	5,287,379
Ganfeng Lithium Co., Ltd., Class H(a)	143,700	2,261,584
GEM Co., Ltd., Class A	1,245,000	2,021,817
Zhejiang Huayou Cobalt Co., Ltd., Class A	235,600	4,077,767

Total Metals & Mining		14,706,393

Oil, Gas & Consumable Fuels - 0.2%
Guanghui Energy Co., Ltd., Class A*	1,440,200	1,477,859
United Energy Group Ltd.(b)	2,535,000	211,350

Total Oil, Gas & Consumable Fuels		1,689,209

Paper & Forest Products - 0.3%
Chengxin Lithium Group Co., Ltd., Class A*	204,000	1,854,880
Lee & Man Paper Manufacturing Ltd.	1,101,300	765,626
Nine Dragons Paper Holdings Ltd.	846,100	908,361

Total Paper & Forest Products		3,528,867

Personal Products - 0.2%
Hengan International Group Co., Ltd.	334,900	1,724,694

Pharmaceuticals - 2.2%
Asymchem Laboratories Tianjin Co., Ltd., Class A	51,405	3,508,543
CanSino Biologics, Inc., Class H*(a)(b)	39,000	901,427
China Medical System Holdings Ltd.	602,000	1,005,354
Hansoh Pharmaceutical Group Co., Ltd.(a)	358,100	872,709
Jiangsu Hengrui Medicine Co., Ltd., Class A	1,025,268	8,157,616
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A	302,704	2,324,419
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H(b)	291,400	1,283,890
Sino Biopharmaceutical Ltd.	5,015,150	3,512,271
Zhejiang NHU Co., Ltd., Class A	394,800	1,927,742

Total Pharmaceuticals		23,493,971

Professional Services - 0.1%
51job, Inc., ADR*	12,053	589,753

Real Estate Management & Development - 2.6%
A-Living Smart City Services Co., Ltd.(a)	235,000	400,895
Agile Group Holdings Ltd.(b)	621,800	337,367
CIFI Ever Sunshine Services Group Ltd.	314,000	486,528
CIFI Holdings Group Co., Ltd.	1,860,500	1,119,216
Country Garden Holdings Co., Ltd.(b)	3,435,936	3,049,739
Country Garden Services Holdings Co., Ltd.	836,300	5,009,454
Evergrande Property Services Group Ltd.*(a)(b)	1,867,500	632,377
Gemdale Corp., Class A	1,183,500	2,408,466
Greentown Service Group Co., Ltd.	523,800	483,737
Guangzhou R&F Properties Co., Ltd., Class H(b)	889,500	330,868
Jinke Smart Services Group Co., Ltd., Class H(b)	278,100	1,211,023
KE Holdings, Inc., ADR*	199,210	4,008,105
KWG Group Holdings Ltd.	530,900	347,292
Longfor Group Holdings Ltd.(a)	741,200	3,489,096
Powerlong Real Estate Holdings Ltd.	620,300	324,619
Seazen Group Ltd.*	1,077,000	728,011
Shimao Group Holdings Ltd.(b)	578,400	378,364
Shimao Services Holdings Ltd.(a)(b)	163,400	113,596
Sunac China Holdings Ltd.	1,276,600	1,928,908
Sunac Services Holdings Ltd.(a)	313,719	319,904
Zhenro Properties Group Ltd.(b)	917,800	436,751

Total Real Estate Management & Development		27,544,316

Semiconductors & Semiconductor Equipment - 4.7%
Daqo New Energy Corp., ADR*	23,212	935,908
Flat Glass Group Co., Ltd., Class H*(b)	173,700	882,280
Gigadevice Semiconductor Beijing, Inc., Class A	151,912	4,191,473
Hangzhou First Applied Material Co., Ltd., Class A	97,800	2,003,309
Hangzhou Silan Microelectronics Co., Ltd., Class A	251,900	2,142,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2021

Investments	Shares	Value
JA Solar Technology Co., Ltd., Class A	159,400	$2,318,464
JCET Group Co., Ltd., Class A	278,700	1,356,473
JinkoSolar Holding Co., Ltd., ADR*(b)	15,372	706,497
LONGi Green Energy Technology Co., Ltd., Class A	1,193,992	16,148,824
Sanan Optoelectronics Co., Ltd., Class A	617,900	3,641,464
SG Micro Corp., Class A	49,300	2,390,219
Will Semiconductor Co., Ltd., Class A	157,560	7,682,760
Xinyi Solar Holdings Ltd.	2,120,765	3,596,131
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	178,300	1,944,323

Total Semiconductors & Semiconductor Equipment		49,940,323

Software - 2.1%
360 Security Technology, Inc., Class A*	836,800	1,670,094
Agora, Inc., ADR*(b)	34,040	551,789
Beijing Kingsoft Office Software, Inc., Class A	56,404	2,345,244
Glodon Co., Ltd., Class A	273,475	2,745,327
Hundsun Technologies, Inc., Class A	325,808	3,177,131
Kingdee International Software Group Co., Ltd.*	1,161,700	3,576,158
Ming Yuan Cloud Group Holdings Ltd.*(b)	253,400	577,246
Sangfor Technologies, Inc., Class A	65,200	1,953,949
Thunder Software Technology Co., Ltd., Class A	81,900	1,778,750
Weimob, Inc.*(a)(b)	851,000	861,228
Yonyou Network Technology Co., Ltd., Class A	562,113	3,164,523

Total Software		22,401,439

Specialty Retail - 0.8%
China Meidong Auto Holdings Ltd.	210,912	1,087,524
China Yongda Automobiles Services Holdings Ltd.	593,900	795,290
GOME Retail Holdings Ltd.*(b)	7,361,800	623,217
Pop Mart International Group Ltd.*(a)(b)	328,900	1,885,745
Topsports International Holdings Ltd.(a)	1,458,200	1,475,725
Zhongsheng Group Holdings Ltd.	290,100	2,262,365

Total Specialty Retail		8,129,866

Technology Hardware, Storage & Peripherals - 0.2%
Shenzhen Transsion Holdings Co., Ltd., Class A	70,593	1,737,868

Textiles, Apparel & Luxury Goods - 2.9%
ANTA Sports Products Ltd.	625,100	9,372,932
Li Ning Co., Ltd.	1,142,500	12,507,520
Shenzhou International Group Holdings Ltd.	370,200	7,117,861
Suzhou TA&A Ultra Clean Technology Co., Ltd., Class A	104,100	1,323,025
Xtep International Holdings Ltd.(b)	592,200	987,468

Total Textiles, Apparel & Luxury Goods		31,308,806

Tobacco - 0.1%
RLX Technology, Inc., ADR*(b)	326,736	1,274,270

TOTAL COMMON STOCKS (Cost: $1,159,621,809)		1,062,987,834

RIGHTS - 0.0%

China - 0.0%
Seazen Group Ltd., expiring 1/19/22* (Cost: $0)	51,285	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%

United States - 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c) (Cost: $10,714,276)	10,714,276	10,714,276

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $1,170,336,085)		1,073,702,110
Other Assets less Liabilities - (1.0)%		(10,130,876)

NET ASSETS - 100.0%		$1,063,571,234

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $43,759,257 and the total market value of the collateral held by the Fund was $46,400,587. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $35,686,311.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks
Energy Equipment & Services	$—	$—	$0	*	$—
Other	1,062,987,834	—	—		1,062,987,834
Rights	—	0	—		0
Investment of Cash Collateral for Securities Loaned	—	10,714,276	—		10,714,276

Total Investments in Securities	$1,062,987,834	$10,714,276	$0		$1,073,702,110

*	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 100.3%

Brazil - 3.3%
Ambev S.A.	3,814,332	$10,559,605
Americanas S.A.*	422,847	2,397,398
Atacadao S.A.	515,341	1,410,943
B3 S.A. - Brasil Bolsa Balcao	6,235,126	12,470,252
Banco Inter S.A.	1,126,021	3,266,547
BR Malls Participacoes S.A.*	1,680,062	2,506,520
BRF S.A.*	672,695	2,719,765
CCR S.A.	1,035,540	2,154,741
Cia de Locacao das Americas	425,473	1,795,847
Cia Siderurgica Nacional S.A.	760,186	3,410,601
Cosan S.A.	1,008,899	3,928,729
Embraer S.A.*	516,467	2,301,384
Energisa S.A.	110,735	882,103
Equatorial Energia S.A.	406,032	1,648,184
Grupo De Moda Soma S.A.*	422,192	964,902
Hapvida Participacoes e Investimentos S.A.(a)	722,042	1,345,565
Hypera S.A.	292,617	1,485,149
Localiza Rent a Car S.A.	572,638	5,448,800
Locaweb Servicos de Internet S.A.*(a)	451,472	1,066,673
Lojas Renner S.A.	908,098	3,984,545
Magazine Luiza S.A.	2,470,505	3,202,342
Marfrig Global Foods S.A.	221,456	877,475
Natura & Co. Holding S.A.*	786,287	3,589,816
Notre Dame Intermedica Participacoes S.A.	438,440	4,750,423
Pet Center Comercio e Participacoes S.A.	395,682	1,162,893
Petro Rio S.A.*	482,688	1,791,232
Raia Drogasil S.A.	1,244,310	5,428,498
Rede D’Or Sao Luiz S.A.(a)	591,686	4,762,169
Rumo S.A.*	1,082,161	3,450,481
Sendas Distribuidora S.A.	801,652	1,865,244
Sul America S.A.	318,652	1,572,665
Suzano S.A.*	601,993	6,496,553
TOTVS S.A.	442,516	2,275,343
Transmissora Alianca de Energia Eletrica S.A.	161,050	1,051,596
Ultrapar Participacoes S.A.	886,356	2,313,755
Via S/A*	1,383,057	1,303,599
Vibra Energia S.A.	919,654	3,533,320
WEG S.A.	1,429,785	8,465,765
YDUQS Participacoes S.A.	344,596	1,271,974

Total Brazil		124,913,396

Chile - 0.3%
Banco de Chile	44,387,721	3,467,660
Banco Santander Chile	63,740,262	2,562,329
Empresas CMPC S.A.	519,995	871,541
Enel Americas S.A.	9,497,266	1,036,673
Enel Chile S.A.	58,950,761	2,061,893
Falabella S.A.	240,366	784,011

Total Chile		10,784,107

China - 29.6%
360 DigiTech, Inc., ADR	57,360	1,315,265
51job, Inc., ADR*	21,261	1,040,301
A-Living Smart City Services Co., Ltd.(a)	254,250	433,735
AAC Technologies Holdings, Inc.	460,500	1,819,248
Agora, Inc., ADR*	37,647	610,258
Aier Eye Hospital Group Co., Ltd., Class A	442,019	2,932,298
Akeso, Inc.*(a)	253,000	1,103,344
Alibaba Group Holding Ltd.*	6,960,232	106,149,274
Alibaba Pictures Group Ltd.*	18,960,000	1,726,665
ANTA Sports Products Ltd.	911,300	13,664,298
Asymchem Laboratories Tianjin Co., Ltd., Class A	33,700	2,300,125
Autohome, Inc., Class A*	100,672	727,636
Baidu, Inc., Class A*	980,520	18,185,959
BeiGene Ltd.*	394,500	8,146,749
Beijing Kingsoft Office Software, Inc., Class A	41,787	1,737,478
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	136,167	1,125,511
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A	31,200	1,084,328
Bilibili, Inc., Class Z*	110,614	5,087,821
BOE Technology Group Co., Ltd., Class A	4,205,900	3,332,595
BYD Co., Ltd., Class A	163,674	6,885,590
BYD Co., Ltd., Class H	383,000	13,096,956
BYD Electronic International Co., Ltd.(b)	365,000	1,336,628
CanSino Biologics, Inc., Class H*(a)(b)	45,000	1,040,109
Chaozhou Three-Circle Group Co., Ltd., Class A	273,600	1,914,623
Chengxin Lithium Group Co., Ltd., Class A*	185,500	1,686,668
China Baoan Group Co., Ltd., Class A	638,800	1,446,317
China Common Rich Renewable Energy Investments Ltd.*†	102,000	0
China Conch Venture Holdings Ltd.	1,570,900	7,676,884
China Feihe Ltd.(a)	1,803,000	2,419,017
China Hongqiao Group Ltd.	992,500	1,047,712
China Jushi Co., Ltd., Class A	569,500	1,626,288
China Lesso Group Holdings Ltd.	935,000	1,343,201
China Literature Ltd.*(a)	207,400	1,303,516
China Medical System Holdings Ltd.	1,172,000	1,957,267
China Meidong Auto Holdings Ltd.	356,288	1,837,125
China Minsheng Banking Corp., Ltd., Class A	9,112,679	5,576,259
China Minsheng Banking Corp., Ltd., Class H(b)	4,982,000	1,904,283
China Yongda Automobiles Services Holdings Ltd.	919,500	1,231,299
Chinasoft International Ltd.*	1,298,000	1,691,531
Chongqing Zhifei Biological Products Co., Ltd., Class A	146,600	2,866,053

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2021

Investments	Shares	Value
Contemporary Amperex Technology Co., Ltd., Class A	219,317	$20,234,005
Country Garden Holdings Co., Ltd.	7,108,935	6,309,894
Country Garden Services Holdings Co., Ltd.	1,018,000	6,097,841
Dada Nexus Ltd., ADR*	42,635	561,077
Daqo New Energy Corp., ADR*	26,637	1,074,004
Dongyue Group Ltd.	985,000	1,536,318
East Money Information Co., Ltd., Class A	2,104,718	12,255,107
ENN Energy Holdings Ltd.	573,700	10,802,452
Evergrande Property Services Group Ltd.*(a)(b)	2,180,500	738,366
Focus Media Information Technology Co., Ltd., Class A	3,095,300	3,977,580
Foshan Haitian Flavouring & Food Co., Ltd., Class A	291,433	4,806,346
Futu Holdings Ltd., ADR*(b)	39,020	1,689,566
Fuyao Glass Industry Group Co., Ltd., Class A	344,182	2,545,716
Ganfeng Lithium Co., Ltd., Class A	188,400	4,222,731
Ganfeng Lithium Co., Ltd., Class H(a)	117,000	1,841,373
GDS Holdings Ltd., Class A*	465,252	2,703,323
Geely Automobile Holdings Ltd.	2,906,000	7,939,381
GEM Co., Ltd., Class A	1,153,900	1,873,876
Gemdale Corp., Class A	1,106,700	2,252,175
Genscript Biotech Corp.*	590,000	2,610,854
Gigadevice Semiconductor Beijing, Inc., Class A	105,300	2,905,380
GOME Retail Holdings Ltd.*(b)	8,486,000	718,387
Gotion High-tech Co., Ltd., Class A*	247,400	1,989,417
Great Wall Motor Co., Ltd., Class H	1,851,700	6,365,271
Gree Electric Appliances, Inc. of Zhuhai, Class A	584,800	3,397,765
Greentown Service Group Co., Ltd.	1,530,000	1,412,978
Guangdong Haid Group Co., Ltd., Class A	118,900	1,367,471
Guanghui Energy Co., Ltd., Class A*	1,342,300	1,377,398
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	87,000	1,520,266
Guangzhou Tinci Materials Technology Co., Ltd., Class A	148,700	2,674,960
Haidilao International Holding Ltd.(a)(b)	629,300	1,420,633
Haier Smart Home Co., Ltd., Class A	670,000	3,142,194
Haier Smart Home Co., Ltd., Class H	974,800	4,119,859
Hangzhou First Applied Material Co., Ltd., Class A	67,300	1,378,555
Hangzhou Silan Microelectronics Co., Ltd., Class A	186,500	1,586,026
Hangzhou Tigermed Consulting Co., Ltd., Class A	132,200	2,650,907
Hansoh Pharmaceutical Group Co., Ltd.(a)	606,000	1,476,854
Hello Group, Inc., ADR	102,500	920,450
Hengan International Group Co., Ltd.	535,500	2,757,760
Hengli Petrochemical Co., Ltd., Class A	264,100	951,835
Hollysys Automation Technologies Ltd.*	53,320	750,746
Huazhu Group Ltd.*	718,470	2,686,326
Hundsun Technologies, Inc., Class A	258,432	2,520,111
I-Mab, ADR*	19,765	936,663
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,465,800	9,535,341
Innovent Biologics, Inc.*(a)	561,500	3,475,030
iQIYI, Inc., ADR*(b)	143,852	655,965
JA Solar Technology Co., Ltd., Class A	115,200	1,675,577
JCET Group Co., Ltd., Class A	258,400	1,257,669
JD Health International, Inc.*(a)(b)	519,600	4,095,458
JD.com, Inc., Class A*	897,890	31,556,233
Jiangsu Eastern Shenghong Co., Ltd., Class A	366,000	1,110,631
Jiangsu Hengli Hydraulic Co., Ltd., Class A	85,500	1,097,366
Jiangsu Hengrui Medicine Co., Ltd., Class A	979,713	7,795,154
Jinke Smart Services Group Co., Ltd., Class H(b)	318,400	1,386,514
JinkoSolar Holding Co., Ltd., ADR*(b)	19,833	911,525
Jinxin Fertility Group Ltd.*(a)(b)	631,000	704,951
JiuGui Liquor Co., Ltd., Class A	51,900	1,730,448
Jiumaojiu International Holdings Ltd.(a)(b)	402,000	706,412
JOYY, Inc., ADR	36,863	1,674,686
KE Holdings, Inc., ADR*	216,371	4,353,384
Kingboard Holdings Ltd.	618,000	3,008,235
Kingdee International Software Group Co., Ltd.*	1,767,000	5,439,503
Kingsoft Cloud Holdings Ltd., ADR*(b)	50,115	789,311
Kingsoft Corp., Ltd.	773,600	3,398,510
Kuaishou Technology*(a)	734,000	6,783,307
LB Group Co., Ltd., Class A	292,600	1,312,565
Lee & Man Paper Manufacturing Ltd.	1,550,000	1,077,562
Lens Technology Co., Ltd., Class A	422,818	1,524,529
Lepu Medical Technology Beijing Co., Ltd., Class A	310,300	1,101,789
Li Auto, Inc., ADR*	112,315	3,605,311
Li Ning Co., Ltd.	1,503,500	16,459,567
Lifetech Scientific Corp.*	1,798,000	844,077
Longfor Group Holdings Ltd.(a)	1,172,500	5,519,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2021

Investments	Shares	Value
LONGi Green Energy Technology Co., Ltd., Class A	834,180	$11,282,342
Lufax Holding Ltd., ADR*	213,266	1,200,688
Luxshare Precision Industry Co., Ltd., Class A	750,900	5,796,681
Maxscend Microelectronics Co., Ltd., Class A	50,700	2,599,694
Meituan, Class B*(a)	1,995,700	57,697,982
Microport Scientific Corp.(b)	347,600	1,266,221
Ming Yang Smart Energy Group Ltd., Class A	323,300	1,323,971
Ming Yuan Cloud Group Holdings Ltd.*(b)	298,000	678,845
Minth Group Ltd.	328,000	1,445,147
Muyuan Foods Co., Ltd., Class A	533,976	4,470,641
NetEase, Inc.	952,930	19,250,988
New Oriental Education & Technology Group, Inc.*(b)	694,136	1,447,693
Nine Dragons Paper Holdings Ltd.	888,000	953,345
NIO, Inc., ADR*	739,407	23,424,414
Nongfu Spring Co., Ltd., Class H(a)	647,400	4,272,377
Ovctek China, Inc., Class A	132,100	1,189,104
Pharmaron Beijing Co., Ltd., Class A	85,800	1,901,820
Pinduoduo, Inc., ADR*	232,846	13,574,922
Ping An Bank Co., Ltd., Class A	2,956,326	7,644,371
Ping An Healthcare and Technology Co., Ltd.*(a)(b)	230,100	836,722
Ping An Insurance Group Co. of China Ltd., Class A	1,841,400	14,564,550
Ping An Insurance Group Co. of China Ltd., Class H	2,856,500	20,572,897
Pop Mart International Group Ltd.*(a)	349,200	2,002,134
RLX Technology, Inc., ADR*(b)	355,696	1,387,214
Rongsheng Petrochemical Co., Ltd., Class A	418,800	1,193,314
Sanan Optoelectronics Co., Ltd., Class A	361,700	2,131,603
Sangfor Technologies, Inc., Class A	46,900	1,405,525
Sany Heavy Industry Co., Ltd., Class A	1,739,536	6,223,010
SF Holding Co., Ltd., Class A	284,973	3,081,635
SG Micro Corp., Class A	38,000	1,842,359
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,253,000	2,811,807
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H(b)	661,000	2,912,324
Shanghai Putailai New Energy Technology Co., Ltd., Class A	67,900	1,711,097
Shenzhen Capchem Technology Co., Ltd., Class A	68,900	1,221,602
Shenzhen Inovance Technology Co., Ltd., Class A	323,100	3,477,710
Shenzhen Kangtai Biological Products Co., Ltd., Class A	85,900	1,328,122
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	91,600	5,472,990
Shenzhen Transsion Holdings Co., Ltd., Class A	55,284	1,360,989
Shenzhou International Group Holdings Ltd.	550,600	10,586,424
Sichuan Yahua Industrial Group Co., Ltd., Class A	321,500	1,445,737
Sino Biopharmaceutical Ltd.	8,160,000	5,714,711
SITC International Holdings Co., Ltd.	693,000	2,506,651
Sunac China Holdings Ltd.	1,782,000	2,692,554
Sungrow Power Supply Co., Ltd., Class A	207,400	4,744,588
Sunny Optical Technology Group Co., Ltd.	475,900	15,052,902
Suzhou TA&A Ultra Clean Technology Co., Ltd., Class A	91,700	1,165,431
TBEA Co., Ltd., Class A	745,400	2,475,953
TCL Technology Group Corp., Class A	4,408,000	4,267,357
Tencent Holdings Ltd.	3,085,300	180,773,577
Tencent Music Entertainment Group, ADR*	391,145	2,679,343
Thunder Software Technology Co., Ltd., Class A	77,600	1,685,360
Tingyi Cayman Islands Holding Corp.	2,026,000	4,163,067
Tongcheng Travel Holdings Ltd.*	1,103,600	2,044,044
Tongkun Group Co., Ltd., Class A	464,300	1,542,968
Tongwei Co., Ltd., Class A	672,158	4,741,654
Topchoice Medical Corp., Class A*	51,200	1,598,657
Topsports International Holdings Ltd.(a)	1,404,000	1,420,874
Trip.com Group Ltd.*(b)	232,320	5,685,602
United Energy Group Ltd.	7,544,000	628,965
Venus MedTech Hangzhou, Inc., Class H*(a)(b)	258,000	979,542
Vipshop Holdings Ltd., ADR*	248,984	2,091,466
Vnet Group, Inc., ADR*	65,395	590,517
Walvax Biotechnology Co., Ltd., Class A	433,000	3,818,180
Want Want China Holdings Ltd.	3,316,000	3,045,363
Weimob, Inc.*(a)(b)	1,676,000	1,696,143
Wens Foodstuffs Group Co., Ltd., Class A	728,100	2,200,288
WH Group Ltd.(a)	7,109,730	4,459,369
Will Semiconductor Co., Ltd., Class A	100,200	4,885,838
Wingtech Technology Co., Ltd., Class A	107,870	2,188,424
WuXi AppTec Co., Ltd., Class A	601,273	11,187,045
Wuxi Biologics Cayman, Inc.*(a)	2,168,000	25,736,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2021

Investments	Shares	Value
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	210,600	$2,457,471
XD, Inc.*(b)	124,000	628,247
Xinjiang Goldwind Science & Technology Co., Ltd., Class A	965,700	2,495,560
Xinyi Glass Holdings Ltd.	2,090,000	5,227,480
Xinyi Solar Holdings Ltd.	2,769,753	4,696,604
XPeng, Inc., ADR*	145,922	7,344,254
Xtep International Holdings Ltd.	800,500	1,334,800
Yidu Tech, Inc.*(a)	253,100	683,370
Yihai International Holding Ltd.*(b)	195,000	901,678
Yonyou Network Technology Co., Ltd., Class A	462,300	2,602,607
Yum China Holdings, Inc.	231,505	11,538,209
Zai Lab Ltd.*	38,659	2,509,069
Zhejiang Century Huatong Group Co., Ltd., Class A*	1,240,400	1,632,886
Zhejiang Chint Electrics Co., Ltd., Class A*	258,600	2,186,598
Zhejiang Dahua Technology Co., Ltd., Class A	351,000	1,293,116
Zhejiang Huayou Cobalt Co., Ltd., Class A	172,700	2,989,093
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	133,100	1,451,427
Zhejiang Longsheng Group Co., Ltd., Class A	826,200	1,637,272
Zhejiang NHU Co., Ltd., Class A	248,700	1,214,360
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A*	359,600	1,427,488
Zhejiang Yongtai Technology Co., Ltd., Class A*	171,400	1,377,203
ZhongAn Online P&C Insurance Co., Ltd., Class H*(a)(b)	312,700	1,086,948
Zhongsheng Group Holdings Ltd.	261,000	2,035,427
Zhuzhou CRRC Times Electric Co., Ltd., Class H	253,400	1,467,492
ZTO Express Cayman, Inc.	261,212	7,250,398

Total China		1,131,019,265

Czech Republic - 0.0%
Moneta Money Bank AS(a)	339,892	1,458,220

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	321,417	2,499,149
OTP Bank Nyrt*	172,114	8,815,501

Total Hungary		11,314,650

India - 16.9%
Aarti Industries Ltd.	252,410	3,411,164
Aavas Financiers Ltd.*	28,619	1,007,171
Adani Green Energy Ltd.*	276,652	4,950,738
Adani Total Gas Ltd.	166,196	3,849,516
Adani Transmission Ltd.*	152,172	3,563,682
Alkem Laboratories Ltd.	27,988	1,364,485
APL Apollo Tubes Ltd.*	124,594	1,675,765
Apollo Hospitals Enterprise Ltd.	112,774	7,605,788
Ashok Leyland Ltd.	2,282,148	3,759,287
Asian Paints Ltd.	339,747	15,461,587
Astral Ltd.	130,761	4,013,827
Atul Ltd.	25,826	3,140,402
AU Small Finance Bank Ltd.*(a)	129,260	1,802,338
Aurobindo Pharma Ltd.	214,408	2,118,102
Avenue Supermarts Ltd.*(a)	121,717	7,649,020
Axis Bank Ltd.*	1,536,096	14,021,777
Bajaj Finance Ltd.	188,569	17,699,482
Bajaj Finserv Ltd.	15,669	3,458,216
Bandhan Bank Ltd.(a)	515,755	1,753,281
Bata India Ltd.	2,403	60,504
Bharat Forge Ltd.	340,273	3,194,423
Bharti Airtel Ltd.*	1,728,500	15,900,154
Biocon Ltd.*	172,158	844,513
Britannia Industries Ltd.	99,289	4,816,479
Carborundum Universal Ltd.	113,629	1,500,544
CG Power & Industrial Solutions Ltd.*	539,975	1,413,213
Cholamandalam Investment and Finance Co., Ltd.	192,433	1,347,162
Cipla Ltd.	396,855	5,040,257
Coforge Ltd.	14,615	1,158,091
Crompton Greaves Consumer Electricals Ltd.	568,182	3,343,634
Cummins India Ltd.	108,339	1,372,607
Cyient Ltd.	73,156	1,006,766
Dalmia Bharat Ltd.	64,157	1,594,870
Deepak Nitrite Ltd.	34,089	1,141,961
Divi’s Laboratories Ltd.	112,600	7,086,308
Dr. Lal PathLabs Ltd.(a)	20,188	1,038,043
Dr. Reddy’s Laboratories Ltd.	95,563	6,308,247
Eicher Motors Ltd.	148,829	5,189,299
Emami Ltd.	227,694	1,589,724
Escorts Ltd.	75,805	1,946,428
Exide Industries Ltd.	22,977	52,037
Federal Bank Ltd.	1,231,869	1,375,452
Fortis Healthcare Ltd.*	361,853	1,447,205
Gland Pharma Ltd.*(a)	21,984	1,142,901
Godrej Consumer Products Ltd.*	359,107	4,677,988
Godrej Properties Ltd.*	138,473	3,486,803
Grasim Industries Ltd.	277,465	6,055,205
Happiest Minds Technologies Ltd.	43,813	764,209
Havells India Ltd.	74,283	1,396,011
HCL Technologies Ltd.	833,143	14,784,278
HDFC Life Insurance Co., Ltd.(a)	702,028	6,134,369
Hero MotoCorp., Ltd.	112,841	3,737,451
Hindustan Unilever Ltd.	615,737	19,549,593
Housing Development Finance Corp., Ltd.	1,223,158	42,558,813
ICICI Bank Ltd., ADR	1,243,886	24,616,504
ICICI Lombard General Insurance Co., Ltd.(a)	215,658	4,065,220
ICICI Prudential Life Insurance Co., Ltd.(a)	397,376	2,997,868
IDFC First Bank Ltd.*	1,736,306	1,129,342

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2021

Investments	Shares	Value
Indiabulls Housing Finance Ltd.	292,408	$857,529
IndiaMart InterMesh Ltd.(a)	8,917	776,882
Indian Hotels Co., Ltd.	360,333	876,164
Indus Towers Ltd.	870,321	2,907,094
Info Edge India Ltd.	53,241	3,994,168
Infosys Ltd., ADR	2,269,655	57,444,968
Ipca Laboratories Ltd.	63,551	1,852,440
Jindal Steel & Power Ltd.*	308,670	1,566,486
JSW Steel Ltd.	429,170	3,787,067
Jubilant Foodworks Ltd.	36,478	1,762,225
Kajaria Ceramics Ltd.	78,978	1,370,509
Kotak Mahindra Bank Ltd.	790,759	19,106,340
Laurus Labs Ltd.(a)	241,103	1,747,888
Lupin Ltd.	238,518	3,050,636
Mahindra & Mahindra Financial Services Ltd.	366,724	734,823
Mahindra & Mahindra Ltd.	768,915	8,659,334
Maruti Suzuki India Ltd.	97,161	9,706,800
Max Financial Services Ltd.*	199,403	2,629,757
Max Healthcare Institute Ltd.*	187,609	1,117,795
Motherson Sumi Systems Ltd.	1,327,004	3,986,243
Mphasis Ltd.	39,240	1,793,036
Navin Fluorine International Ltd.	36,719	2,068,961
Nestle India Ltd.	31,747	8,415,839
Page Industries Ltd.	6,162	3,350,715
Persistent Systems Ltd.	33,356	2,200,687
PI Industries Ltd.	81,806	3,339,121
Piramal Enterprises Ltd.	138,802	4,936,778
RBL Bank Ltd.*(a)	453,817	776,247
Reliance Industries Ltd., GDR(a)(b)	953,173	60,955,413
Reliance Industries Ltd., GDR(a)	68,168	4,359,344
Shriram Transport Finance Co., Ltd.	156,017	2,554,261
Sun Pharmaceutical Industries Ltd.	844,228	9,604,592
Sundaram Finance Ltd.	122,196	3,760,287
Supreme Industries Ltd.	104,743	3,140,572
Tata Chemicals Ltd.	102,212	1,229,531
Tata Consumer Products Ltd.	446,995	4,470,512
Tata Elxsi Ltd.	18,260	1,441,431
Tata Motors Ltd.*	1,274,732	8,272,353
Tata Steel Ltd.	733,327	10,964,541
Tech Mahindra Ltd.	493,430	11,885,429
Titan Co., Ltd.	336,154	11,406,571
Torrent Pharmaceuticals Ltd.	72,484	3,196,786
Trent Ltd.	164,429	2,355,759
Tube Investments of India Ltd.	64,775	1,529,107
UltraTech Cement Ltd.	106,906	10,917,087
United Spirits Ltd.*	339,246	4,099,348
Vedanta Ltd.	1,368,160	6,279,843
Vodafone Idea Ltd.*	7,021,848	1,449,982
Voltas Ltd.	284,114	4,659,643
Wipro Ltd.	1,030,752	9,919,177
Zee Entertainment Enterprises Ltd.	1,063,735	4,590,613

Total India		647,028,818

Indonesia - 1.7%
Astra International Tbk PT	19,718,500	7,886,016
Bank Central Asia Tbk PT	53,452,700	27,377,983
Bank Jago Tbk PT*	3,888,500	4,365,269
Barito Pacific Tbk PT	24,720,500	1,482,970
Chandra Asri Petrochemical Tbk PT	2,575,900	1,323,871
Charoen Pokphand Indonesia Tbk PT	9,225,100	3,851,208
Elang Mahkota Teknologi Tbk PT*	22,025,000	3,523,382
Indocement Tunggal Prakarsa Tbk PT	2,744,400	2,329,924
Kalbe Farma Tbk PT	26,368,500	2,987,906
Merdeka Copper Gold Tbk PT*	10,136,600	2,766,629
Sarana Menara Nusantara Tbk PT	34,046,200	2,687,386
Sumber Alfaria Trijaya Tbk PT	19,974,000	1,702,748
Tower Bersama Infrastructure Tbk PT	8,131,800	1,683,130
United Tractors Tbk PT	1,643,400	2,554,030

Total Indonesia		66,522,452

Malaysia - 1.4%
AMMB Holdings Bhd*	1,712,500	1,303,079
Genting Malaysia Bhd	4,835,900	3,343,109
Hartalega Holdings Bhd	2,846,100	3,914,583
Hong Leong Bank Bhd	2,152,508	9,620,667
Inari Amertron Bhd	3,407,500	3,271,724
Malaysian Pacific Industries Bhd	129,500	1,534,354
MR DIY Group M Bhd(a)	2,126,500	1,842,694
My EG Services Bhd	4,804,500	1,233,993
Nestle Malaysia Bhd	238,200	7,673,173
Press Metal Aluminium Holdings Bhd	7,379,800	10,238,897
QL Resources Bhd	2,101,925	2,305,760
Top Glove Corp. Bhd	8,248,900	5,128,337
VS Industry Bhd	4,148,000	1,364,081

Total Malaysia		52,774,451

Mexico - 2.2%
Alfa S.A.B. de C.V., Class A	4,769,563	3,500,554
Alsea S.A.B. de C.V.*	528,697	980,408
America Movil S.A.B. de C.V., Series L	16,531,761	17,521,324
Banco del Bajio S.A.(a)	940,370	1,690,966
Cemex S.A.B. de C.V., Series CPO*	9,826,417	6,717,399
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A*	649,213	1,165,506
Corp. Inmobiliaria Vesta S.A.B. de C.V.	981,370	1,977,126
Fibra Uno Administracion S.A. de C.V.	3,382,833	3,577,059
Fomento Economico Mexicano S.A.B. de C.V.	1,429,519	11,128,804
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	157,157	1,055,981
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B*	262,842	3,623,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2021

Investments	Shares	Value
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	81,017	$1,673,626
Grupo Bimbo S.A.B. de C.V., Series A	574,897	1,768,935
Grupo Elektra S.A.B. de C.V.	358	27,126
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,467,721	9,540,007
Grupo Televisa S.A.B., Series CPO	1,629,061	3,068,669
Megacable Holdings S.A.B. de C.V., Series CPO	680,163	2,318,503
Wal-Mart de Mexico S.A.B. de C.V.	3,635,886	13,518,425

Total Mexico		84,854,337

Philippines - 0.7%
Ayala Corp.	64,410	1,049,658
Ayala Land, Inc.	3,263,900	2,349,073
Globe Telecom, Inc.	12,005	782,088
JG Summit Holdings, Inc.	925,530	961,967
Jollibee Foods Corp.	610,730	2,591,792
PLDT, Inc.	36,815	1,308,208
SM Investments Corp.	401,495	7,424,813
SM Prime Holdings, Inc.	10,451,600	6,948,262
Universal Robina Corp.	1,042,730	2,617,433

Total Philippines		26,033,294

Poland - 0.9%
Allegro.eu S.A.*(a)	357,587	3,447,755
Asseco Poland S.A.	122,838	2,634,812
Bank Polska Kasa Opieki S.A.	113,232	3,427,527
CCC S.A.*	30,215	790,910
CD Projekt S.A.(b)	72,967	3,492,292
Cyfrowy Polsat S.A.	534,628	4,605,569
LPP S.A.	1,752	7,476,776
Orange Polska S.A.*	1,097,004	2,299,941
Santander Bank Polska S.A.	66,613	5,759,882

Total Poland		33,935,464

Russia - 3.6%
HeadHunter Group PLC, ADR	36,235	1,851,246
Lukoil PJSC, ADR	483,965	43,314,867
Magnitogorsk Iron & Steel Works PJSC, GDR(c)	103,999	1,258,388
Mobile TeleSystems PJSC, ADR	793,036	6,304,636
Novatek PJSC, GDR(c)	116,098	27,190,152
Novolipetsk Steel PJSC, GDR	96,734	2,855,588
Ozon Holdings PLC, ADR*(b)	43,964	1,301,774
PhosAgro PJSC, GDR(c)	132,940	2,868,845
Polymetal International PLC	361,651	6,424,229
Polyus PJSC, GDR(c)	76,666	6,765,775
Severstal PAO, GDR(c)	126,162	2,717,529
Sistema PJSFC, GDR(c)	217,010	1,345,462
Surgutneftegas PJSC, ADR	734,324	3,910,235
VK Co., Ltd., GDR*(c)	171,027	1,982,203
X5 Retail Group N.V., GDR(c)	169,518	4,487,141
Yandex N.V., Class A*	410,513	24,836,036

Total Russia		139,414,106

South Africa - 3.8%
Absa Group Ltd.	590,976	5,648,709
Anglo American Platinum Ltd.	21,435	2,440,004
AngloGold Ashanti Ltd.	266,449	5,487,581
Aspen Pharmacare Holdings Ltd.	344,822	4,849,113
AVI Ltd.	471,949	2,185,278
Barloworld Ltd.	103,587	975,964
Bid Corp., Ltd.	272,226	5,567,840
Capitec Bank Holdings Ltd.	65,351	8,352,316
Clicks Group Ltd.	221,542	4,379,896
Discovery Ltd.*(b)	344,514	3,099,115
FirstRand Ltd.	4,002,759	15,248,606
Gold Fields Ltd.	610,432	6,660,440
Growthpoint Properties Ltd.	5,105,583	4,916,843
Impala Platinum Holdings Ltd.	486,300	6,855,733
Investec Ltd.	201,315	1,104,331
Motus Holdings Ltd.	136,955	944,698
Mr. Price Group Ltd.	98,933	1,236,663
MultiChoice Group	276,644	2,115,217
Naspers Ltd., Class N	139,724	21,641,462
Nedbank Group Ltd.	462,084	5,067,290
Northam Platinum Holdings Ltd.*	260,062	3,413,721
Old Mutual Ltd.	1,529,776	1,255,643
Pick n Pay Stores Ltd.	409,625	1,346,681
Redefine Properties Ltd.	3,048,846	840,534
Sanlam Ltd.	1,691,763	6,292,171
Shoprite Holdings Ltd.	368,613	4,824,303
Sibanye Stillwater Ltd.	1,775,981	5,463,701
Standard Bank Group Ltd.	1,046,785	9,182,980
Tiger Brands Ltd.	148,248	1,681,259
Vodacom Group Ltd.	233,166	1,966,717
Woolworths Holdings Ltd.	265,016	861,136

Total South Africa		145,905,945

South Korea - 15.4%
AfreecaTV Co., Ltd.	7,045	1,201,280
Alteogen, Inc.*	20,925	1,332,511
Amorepacific Corp.	22,803	3,203,450
Bioneer Corp.*	17,695	723,430
BNC Korea Co., Ltd.*(b)	32,085	754,386
Celltrion Healthcare Co., Ltd.	60,858	4,105,835
Celltrion Pharm, Inc.*	12,605	1,319,085
Celltrion, Inc.	63,796	10,625,958
Coway Co., Ltd.*	64,726	4,050,990
CS Wind Corp.	14,890	822,943
Daejoo Electronic Materials Co., Ltd.	9,515	853,248
DB HiTek Co., Ltd.*	26,410	1,615,148
DB Insurance Co., Ltd.	64,642	2,936,419
DGB Financial Group, Inc.	159,277	1,256,798
Dongsuh Cos., Inc.	67,896	1,770,579
Doosan Fuel Cell Co., Ltd.*(b)	32,989	1,332,048
Doosan Heavy Industries & Construction Co., Ltd.*	190,014	3,260,808
Douzone Bizon Co., Ltd.	14,164	869,798
E-Mart, Inc.	19,436	2,468,842
Ecopro BM Co., Ltd.	8,390	3,534,563
Ecopro Co., Ltd.(b)	11,204	1,107,441
Eubiologics Co., Ltd.*	21,735	640,851
Fila Holdings Corp.*(b)	44,279	1,335,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2021

Investments	Shares	Value
GeneOne Life Science, Inc.*	46,564	$634,563
Genexine, Inc.*	16,012	785,278
Green Cross Corp.	5,336	978,547
GS Engineering & Construction Corp.	121,415	4,044,613
GS Holdings Corp.*	85,661	2,817,535
Hana Financial Group, Inc.	266,736	9,435,330
Hanmi Pharm Co., Ltd.	10,509	2,439,944
Hanmi Science Co., Ltd.(b)	31,702	1,445,425
Hanon Systems	246,818	2,792,599
Hansol Chemical Co., Ltd.	5,375	1,381,335
Hanwha Solutions Corp.*	101,236	3,023,241
HLB Life Science Co., Ltd.*	77,660	813,348
HLB, Inc.*	63,284	1,852,604
HYBE Co., Ltd.*	9,615	2,822,827
Hyundai Glovis Co., Ltd.	19,532	2,760,358
Hyundai Heavy Industries Holdings Co., Ltd.	80,455	3,634,434
Hyundai Motor Co.	78,123	13,735,190
Hyundai Steel Co.	79,170	2,730,574
Kakao Corp.	185,442	17,549,716
Kakao Games Corp.*	18,530	1,418,490
KB Financial Group, Inc.	291,756	13,498,700
Kia Corp.	170,797	11,810,316
Korea Investment Holdings Co., Ltd.	19,121	1,298,057
Korea Shipbuilding & Offshore Engineering Co., Ltd.*	21,342	1,698,383
Korean Air Lines Co., Ltd.*	55,590	1,372,506
Kumho Petrochemical Co., Ltd.*	7,545	1,053,603
L&F Co., Ltd.	10,650	1,992,480
LEENO Industrial, Inc.	7,145	1,191,885
LG Chem Ltd.	26,939	13,936,896
LG Corp.	75,815	5,159,566
LG Electronics, Inc.	71,737	8,327,828
LG Household & Health Care Ltd.*	5,839	5,388,335
LG Innotek Co., Ltd.	13,512	4,137,428
Lotte Chemical Corp.(b)	11,554	2,109,121
Lotte Corp.(b)	84,266	2,119,498
Macquarie Korea Infrastructure Fund	368,524	4,355,636
Mando Corp.*	49,321	2,630,453
Mezzion Pharma Co., Ltd.*	6,155	1,124,080
NAVER Corp.	86,237	27,458,006
NCSoft Corp.	10,996	5,947,784
Netmarble Corp.(a)	28,983	3,047,634
OCI Co., Ltd.	9,616	841,274
Osstem Implant Co., Ltd.	7,445	893,713
Pearl Abyss Corp.*(b)	39,783	4,628,382
POSCO	54,714	12,634,274
POSCO Chemical Co., Ltd.(b)	26,556	3,216,878
Samsung Biologics Co., Ltd.*(a)	10,524	7,994,256
Samsung Electro-Mechanics Co., Ltd.	43,248	7,185,262
Samsung Electronics Co., Ltd.	3,054,476	201,190,722
Samsung Engineering Co., Ltd.*	69,711	1,342,908
Samsung Fire & Marine Insurance Co., Ltd.	19,681	3,344,321
Samsung Heavy Industries Co., Ltd.*	278,762	1,329,616
Samsung Life Insurance Co., Ltd.	61,430	3,312,440
Samsung SDI Co., Ltd.	34,758	19,151,621
Samsung SDS Co., Ltd.	31,718	4,175,703
Seegene, Inc.	30,950	1,588,181
Shin Poong Pharmaceutical Co., Ltd.	19,165	515,097
Shinhan Financial Group Co., Ltd.	405,203	12,543,824
Shinsegae, Inc.	9,291	1,985,206
SK Chemicals Co., Ltd.	11,505	1,442,057
SK Hynix, Inc.	317,517	34,990,307
SK Innovation Co., Ltd.*	34,221	6,865,791
SK Square Co., Ltd.*	65,716	3,670,698
SK Telecom Co., Ltd.	101,686	4,952,782
SM Entertainment Co., Ltd.*	13,942	870,239
Wemade Co., Ltd.	7,645	1,144,097
Yuhan Corp.	14,969	781,977

Total South Korea		590,467,537

Switzerland - 0.1%
Mediclinic International PLC*	415,200	1,770,584

Taiwan - 17.7%
Accton Technology Corp.	391,000	3,674,414
Airtac International Group	76,390	2,816,272
Alchip Technologies Ltd.	76,000	2,801,894
AP Memory Technology Corp.	142,000	2,561,102
ASE Technology Holding Co., Ltd.	2,864,062	11,024,781
Asia Cement Corp.	905,000	1,449,073
ASMedia Technology, Inc.	24,000	1,578,776
Asustek Computer, Inc.	633,000	8,602,595
AU Optronics Corp.	8,280,000	6,853,363
Capital Securities Corp.	2,945,000	1,804,234
Catcher Technology Co., Ltd.	757,000	4,282,015
Cathay Financial Holding Co., Ltd.	6,890,854	15,566,501
Chailease Holding Co., Ltd.	1,105,702	10,530,686
Cheng Shin Rubber Industry Co., Ltd.	619,000	807,673
Chroma ATE, Inc.	316,000	2,284,310
CTBC Financial Holding Co., Ltd.	19,928,672	18,691,909
Delta Electronics, Inc.	1,221,500	12,141,269
E.Sun Financial Holding Co., Ltd.	12,910,848	13,089,576
Elite Semiconductor Microelectronics Technology, Inc.	254,000	1,514,801
ENNOSTAR, Inc.*	461,000	1,278,010
Evergreen Marine Corp. Taiwan Ltd.	1,991,000	10,254,726
Far Eastern International Bank	3,580,974	1,391,386
Far Eastern New Century Corp.	4,106,080	4,348,435
Feng TAY Enterprise Co., Ltd.	550,000	4,602,053
Formosa Chemicals & Fibre Corp.	3,615,000	10,557,415
Formosa Petrochemical Corp.	298,000	1,032,935
Formosa Plastics Corp.	3,035,000	11,408,537

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2021

Investments	Shares		Value
Fubon Financial Holding Co., Ltd.	5,697,160		$15,711,617
Genius Electronic Optical Co., Ltd.	81,000		1,548,740
Giant Manufacturing Co., Ltd.	120,000		1,496,368
Great Wall Enterprise Co., Ltd.	11,040		21,308
Hiwin Technologies Corp.	123,000		1,362,616
Hon Hai Precision Industry Co., Ltd.	7,281,068		27,369,468
Hotai Motor Co., Ltd.	194,000		4,305,346
Innolux Corp.	9,715,000		6,882,351
ITEQ Corp.	168,000		862,255
King Yuan Electronics Co., Ltd.	1,765,000		2,857,990
Kinsus Interconnect Technology Corp.	112,000		943,218
Largan Precision Co., Ltd.	75,000		6,682,148
Lien Hwa Industrial Holdings Corp.	80,100		179,210
Lite-On Technology Corp.	1,152,000		2,656,508
Macronix International Co., Ltd.	1,410,000		2,150,649
MediaTek, Inc.	961,000		41,334,080
Merida Industry Co., Ltd.	83,000		982,488
Micro-Star International Co., Ltd.	878,000		5,093,396
momo.com, Inc.	31,000		1,820,761
Nan Ya Plastics Corp.	4,649,000		14,350,114
Nan Ya Printed Circuit Board Corp.	105,000		2,170,817
Novatek Microelectronics Corp.	468,000		9,117,432
Pegatron Corp.	1,483,000		3,703,882
President Chain Store Corp.	96,000		949,001
Quanta Computer, Inc.	2,128,000		7,283,825
Realtek Semiconductor Corp.	307,000		6,435,826
Shanghai Commercial & Savings Bank Ltd. (The)	2,800,000		4,781,870
TA Chen Stainless Pipe*	719,000		1,201,928
Taishin Financial Holding Co., Ltd.	2,614,510		1,790,760
Taiwan Cement Corp.	5,634,104		9,774,713
Taiwan Mobile Co., Ltd.	1,435,000		5,186,685
Taiwan Semiconductor Manufacturing Co., Ltd.	10,957,000		243,559,294
Tong Hsing Electronic Industries Ltd.	134,000		1,440,886
Uni-President Enterprises Corp.	3,956,160		9,809,252
Unimicron Technology Corp.	1,063,000		8,875,303
United Microelectronics Corp.	7,168,000		16,840,279
Voltronic Power Technology Corp.	36,000		2,010,337
Walsin Lihwa Corp.	1,074,000		1,028,698
Walsin Technology Corp.*	282,000		1,702,172
Wan Hai Lines Ltd.	863,000		6,191,690
Winbond Electronics Corp.	3,398,000		4,175,805
Wisdom Marine Lines Co., Ltd.	440,000		1,297,719
Wiwynn Corp.	69,000		2,780,750
Yageo Corp.	311,396		5,396,840
Yieh Phui Enterprise Co., Ltd.*	945,000		864,152
Yuanta Financial Holding Co., Ltd.	11,239,765		10,278,167
Zhen Ding Technology Holding Ltd.	513,000		1,863,466

Total Taiwan			676,070,921

Thailand - 1.8%
Advanced Info Service PCL, NVDR	488,600		3,364,107
B Grimm Power PCL, NVDR	1,527,300		1,851,688
Bangkok Expressway & Metro PCL, NVDR(b)	19,782,600		5,004,130
BTS Group Holdings PCL, NVDR(b)	17,880,400		5,004,692
Bumrungrad Hospital PCL, NVDR	954,900		4,030,561
Carabao Group PCL, NVDR(b)	420,800		1,505,332
Central Pattana PCL, NVDR	522,100		883,061
Central Retail Corp. PCL, NVDR	3,357,683		3,216,460
CP ALL PCL, NVDR	2,842,300		5,020,078
Delta Electronics Thailand PCL, NVDR	329,300		4,061,416
Energy Absolute PCL, NVDR	2,372,700		6,818,716
Gulf Energy Development PCL, NVDR	5,558,200		7,612,263
Hana Microelectronics PCL, NVDR	532,400		1,410,489
Home Product Center PCL, NVDR	7,805,800		3,388,238
Indorama Ventures PCL, NVDR	906,800		1,174,049
Intouch Holdings PCL, NVDR	2,182,700		5,243,577
KCE Electronics PCL, NVDR	368,000		969,436
Minor International PCL, NVDR*	1,434,100		1,234,258
Muangthai Capital PCL, NVDR	1,132,200		1,991,221
Osotspa PCL, NVDR(b)	2,738,600		2,807,875
True Corp. PCL, NVDR(b)	19,823,200		2,836,548

Total Thailand			69,428,195

Turkey - 0.2%
Akbank T.A.S.	1,861,913		1,009,490
BIM Birlesik Magazalar AS	624,028		2,880,545
Enka Insaat ve Sanayi AS	3,297,004		3,738,992
Turkiye Garanti Bankasi AS	2,023,181		1,716,994

Total Turkey			9,346,021

United Kingdom - 0.4%
Avast PLC(a)	684,260		5,667,748
Evraz PLC	779,694		6,353,236
Investec PLC	707,088		3,840,693

Total United Kingdom			15,861,677

TOTAL COMMON STOCKS (Cost: $3,437,108,308)			3,838,903,440

	Principal Amount
FOREIGN CORPORATE BOND - 0.0%

India - 0.0%
Britannia Industries Ltd. 5.50%, 6/3/24 (Cost: $45,084)	3,280,857	INR	44,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2021

Investments	Shares	Value
RIGHTS - 0.0%

South Korea - 0.0%
Doosan Heavy Industries & Construction Co., Ltd., expiring 2/11/22* (Cost: $0)	24,172	$89,469

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d) (Cost: $12,430,826)	12,430,826	12,430,826

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $3,449,584,218)		3,851,468,093
Other Assets less Liabilities - (0.6)%		(23,247,555)

NET ASSETS - 100.0%		$3,828,220,538

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $60,475,939 and the total market value of the collateral held by the Fund was $63,744,478. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $51,313,652.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/3/2022	382,211	USD	10,564,701	TWD	$359	$—
Bank of America N.A.	1/4/2022	375,067	USD	445,016,160	KRW	710	—
Merrill Lynch International	1/3/2022	380,460	USD	2,159,834	BRL	—	(7,302)
Morgan Stanley & Co. International	1/3/2022	2,270,125	USD	17,700,000	HKD	—	(182)

						$1,069	$(7,484)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks
China	$1,131,019,265	$—	$0	*	$1,131,019,265
Other	2,707,884,175	—	—		2,707,884,175
Foreign Corporate Bond	—	44,358	—		44,358
Rights	—	89,469	—		89,469
Investment of Cash Collateral for Securities Loaned	—	12,430,826	—		12,430,826

Total Investments in Securities	$3,838,903,440	$12,564,653	$0		$3,851,468,093

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,069	$—		$1,069
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(7,484)	$—		$(7,484)

Total - Net	$3,838,903,440	$12,558,238	$0		$3,851,461,678

*	Security is being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.6%

Brazil - 15.2%
B3 S.A. - Brasil Bolsa Balcao	4,566,971	$9,133,942
Banco Bradesco S.A.	1,069,124	3,107,562
Banco do Brasil S.A.	1,120,935	5,805,920
Banco Santander Brasil S.A.	272,120	1,464,660
BB Seguridade Participacoes S.A.	400,288	1,491,199
BrasilAgro - Co. Brasileira de Propriedades Agricolas	66,960	346,100
Camil Alimentos S.A.	215,802	440,902
Centrais Eletricas Brasileiras S.A.	516,066	3,095,469
Cia Brasileira de Distribuicao	293,959	1,146,810
Cia de Saneamento de Minas Gerais-COPASA	283,159	646,131
Cia de Saneamento do Parana	259,983	894,771
Cia Energetica de Minas Gerais	358,956	1,193,513
Cia Paranaense de Energia*	637,003	699,903
Cia Siderurgica Nacional S.A.	1,034,347	4,640,634
CPFL Energia S.A.	720,965	3,472,799
CSN Mineracao S.A.	1,066,844	1,290,939
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	816,802	2,314,028
EDP - Energias do Brasil S.A.	471,078	1,770,983
Engie Brasil Energia S.A.	581,938	4,012,969
Grendene S.A.	519,090	806,127
Industrias Romi S.A.	31,441	103,919
JBS S.A.	1,474,696	10,047,525
JHSF Participacoes S.A.	357,188	357,829
Marfrig Global Foods S.A.	698,764	2,768,711
Minerva S.A.	560,307	1,066,293
Petroleo Brasileiro S.A.	10,571,461	58,266,401
Porto Seguro S.A.	120,516	452,638
Sul America S.A.	166,122	819,873
SYN prop e tech S.A.	150,513	194,559
Telefonica Brasil S.A.	674,479	5,835,394
Transmissora Alianca de Energia Eletrica S.A.	869,792	5,679,414
Unipar Carbocloro S.A.	28,572	529,377
Vale S.A.	10,105,922	141,446,621
Vibra Energia S.A.	2,214,532	8,508,256

Total Brazil		283,852,171

Chile - 0.7%
CAP S.A.	216,074	2,104,946
Cencosud S.A.	4,479,238	7,491,683
Empresas CMPC S.A.	2,410,815	4,040,662

Total Chile		13,637,291

China - 24.9%
Agricultural Bank of China Ltd., Class A	6,989,500	3,224,227
Agricultural Bank of China Ltd., Class H	22,731,000	7,813,845
Anhui Conch Cement Co., Ltd., Class A	483,100	3,054,740
Anhui Conch Cement Co., Ltd., Class H	1,155,500	5,772,831
Bank of Beijing Co., Ltd., Class A	2,403,749	1,674,574
Bank of China Ltd., Class A	3,681,600	1,761,849
Bank of China Ltd., Class H	88,744,000	31,985,768
Bank of Communications Co., Ltd., Class A	3,999,600	2,893,009
Bank of Communications Co., Ltd., Class H	15,545,000	9,391,243
Bank of Jiangsu Co., Ltd., Class A	1,533,870	1,403,102
Bank of Nanjing Co., Ltd., Class A	751,400	1,056,359
Bank of Shanghai Co., Ltd., Class A	1,090,200	1,219,630
Beijing Enterprises Water Group Ltd.	4,248,000	1,650,968
C&D International Investment Group Ltd.	649,798	1,370,224
Central China New Life Ltd.*(a)	548,000	352,855
China CITIC Bank Corp., Ltd., Class H	7,494,000	3,248,941
China Communications Services Corp., Ltd., Class H	2,166,000	1,055,732
China Construction Bank Corp., Class A	996,500	916,236
China Construction Bank Corp., Class H	85,490,054	59,213,510
China Everbright Bank Co., Ltd., Class A	2,677,000	1,394,501
China Everbright Environment Group Ltd.	3,548,000	2,848,849
China Galaxy Securities Co., Ltd., Class H	1,956,500	1,124,267
China Hongqiao Group Ltd.	3,851,500	4,065,755
China Life Insurance Co., Ltd., Class H	5,595,000	9,272,014
China Merchants Port Holdings Co., Ltd.	2,076,000	3,781,178
China Merchants Securities Co., Ltd., Class H(a)(b)	482,600	739,100
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	587,782	1,230,281
China Minsheng Banking Corp., Ltd., Class A	3,451,000	2,111,747
China National Building Material Co., Ltd., Class H	4,400,000	5,395,380
China Pacific Insurance Group Co., Ltd., Class A	390,900	1,663,365
China Pacific Insurance Group Co., Ltd., Class H	1,303,200	3,535,354
China Petroleum & Chemical Corp., Class A	5,387,800	3,575,889
China Petroleum & Chemical Corp., Class H	39,606,000	18,440,771
China Railway Group Ltd., Class H	4,123,000	2,178,823
China Reinsurance Group Corp., Class H	4,244,000	408,271
China Resources Land Ltd.	2,408,000	10,130,754
China Risun Group Ltd., Class H	1,414,000	857,871
China Shenhua Energy Co., Ltd., Class A	999,700	3,532,404
China Shenhua Energy Co., Ltd., Class H	6,969,500	16,341,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2021

Investments	Shares	Value
China South City Holdings Ltd.(a)	4,602,000	$430,904
China Vanke Co., Ltd., Class A	1,593,500	4,940,504
China Vanke Co., Ltd., Class H	2,118,700	4,929,674
China Yuhua Education Corp., Ltd.(b)	1,710,000	611,944
Chongqing Water Group Co., Ltd., Class A	216,000	217,242
CIFI Holdings Group Co., Ltd.	6,076,000	3,655,124
CITIC Ltd.	7,679,000	7,584,149
CITIC Telecom International Holdings Ltd.	3,604,000	1,215,772
Consun Pharmaceutical Group Ltd.	806,000	454,882
COSCO Shipping Development Co., Ltd., Class H(a)	3,136,000	571,184
COSCO Shipping Energy Transportation Co., Ltd., Class H(a)	1,632,000	621,710
Country Garden Holdings Co., Ltd.(a)	9,191,850	8,158,691
CSC Financial Co., Ltd., Class H(a)(b)	541,000	591,913
Datang International Power Generation Co., Ltd., Class H	3,412,000	770,253
Excellence Commercial Property & Facilities Management Group Ltd.*	511,000	302,813
Fangda Carbon New Material Co., Ltd., Class A	514,000	872,615
Fangda Special Steel Technology Co., Ltd., Class A	580,900	710,932
FAW Jiefang Group Co., Ltd., Class A	254,100	410,253
Fufeng Group Ltd.*	1,730,000	596,911
Fujian Sunner Development Co., Ltd., Class A	127,500	483,525
Gemdale Corp., Class A	1,121,309	2,281,905
Genertec Universal Medical Group Co., Ltd.(b)	1,199,000	865,843
Greenland Holdings Corp., Ltd., Class A	781,940	532,470
Greenland Hong Kong Holdings Ltd.	1,980,000	380,950
Guangdong Investment Ltd.	3,014,000	3,831,143
Guotai Junan Securities Co., Ltd., Class H(b)	765,600	1,188,225
Haitong Securities Co., Ltd., Class A	822,100	1,581,420
Haitong Securities Co., Ltd., Class H	3,280,000	2,907,123
Henan Shuanghui Investment & Development Co., Ltd., Class A	398,600	1,973,190
Hengan International Group Co., Ltd.	760,000	3,913,908
Hisense Home Appliances Group Co., Ltd., Class H	257,000	304,920
Huadian Power International Corp., Ltd., Class H(a)	5,064,000	2,208,432
Huaibei Mining Holdings Co., Ltd., Class A	218,800	383,814
Huaneng Power International, Inc., Class H	3,216,000	2,149,143
Huaxin Cement Co., Ltd., Class A	156,300	473,313
Industrial & Commercial Bank of China Ltd., Class A	4,513,500	3,278,889
Industrial & Commercial Bank of China Ltd., Class H	64,303,823	36,291,166
Industrial Bank Co., Ltd., Class A	1,425,400	4,258,297
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	743,800	610,366
Jiangsu Expressway Co., Ltd., Class H	2,277,727	2,334,317
Jiangsu Zhongnan Construction Group Co., Ltd., Class A	1,002,500	651,204
Jiangxi Zhengbang Technology Co., Ltd., Class A	446,200	676,299
Jiayuan International Group Ltd.(a)	2,114,000	713,136
Jinke Properties Group Co., Ltd., Class A	1,359,500	955,629
Jizhong Energy Resources Co., Ltd., Class A	146,900	127,001
JNBY Design Ltd.	367,500	584,508
Kaisa Group Holdings Ltd.*(a)	1,923,000	192,391
Kingboard Holdings Ltd.	889,000	4,327,380
Kingfa Sci & Tech Co., Ltd., Class A	339,400	669,923
Lakala Payment Co., Ltd., Class A	114,600	521,812
Lee & Man Paper Manufacturing Ltd.	2,257,000	1,569,070
Livzon Pharmaceutical Group, Inc., Class H	118,900	434,648
Longfor Group Holdings Ltd.(b)	1,471,500	6,926,882
Lonking Holdings Ltd.	4,149,000	1,165,464
Maanshan Iron & Steel Co., Ltd., Class H	1,320,000	484,230
Nanjing Iron & Steel Co., Ltd., Class A	983,600	571,022
New China Life Insurance Co., Ltd., Class H	486,100	1,299,999
People’s Insurance Co. Group of China Ltd. (The), Class H	6,877,000	2,081,721
PetroChina Co., Ltd., Class H	37,758,000	16,805,441
PICC Property & Casualty Co., Ltd., Class H	3,960,000	3,235,535
Ping An Insurance Group Co. of China Ltd., Class A	913,900	7,228,490
Ping An Insurance Group Co. of China Ltd., Class H	2,532,000	18,235,804
Poly Developments & Holdings Group Co., Ltd., Class A	1,687,700	4,138,915
Poly Property Group Co., Ltd.	1,784,000	469,094
Postal Savings Bank of China Co., Ltd., Class A	1,264,300	1,011,702
Postal Savings Bank of China Co., Ltd., Class H(b)	4,113,000	2,885,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2021

Investments	Shares	Value
Powerlong Real Estate Holdings Ltd.	2,351,000	$1,230,337
Qingdao Port International Co., Ltd., Class H(a)(b)	2,147,000	1,189,672
RiseSun Real Estate Development Co., Ltd., Class A	820,300	559,879
Seazen Holdings Co., Ltd., Class A	193,600	884,867
Shaanxi Coal Industry Co., Ltd., Class A	901,100	1,724,904
Shanghai Industrial Holdings Ltd.	769,000	1,120,511
Shanghai Pudong Development Bank Co., Ltd., Class A	1,942,400	2,599,680
Shenzhen Expressway Corp., Ltd., Class H	1,422,000	1,377,076
Shenzhen Overseas Chinese Town Co., Ltd., Class A	1,020,800	1,127,575
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	76,500	235,261
Shougang Fushan Resources Group Ltd.	4,184,739	1,417,045
Sino-Ocean Group Holding Ltd.	5,669,500	1,323,511
Sinopec Engineering Group Co., Ltd., Class H	2,657,000	1,312,090
Sinopec Kantons Holdings Ltd.	1,234,000	484,337
Sinotrans Ltd., Class H	2,004,000	642,613
SITC International Holdings Co., Ltd.	2,294,000	8,297,628
Tech-Bank Food Co., Ltd., Class A	401,300	405,497
Tian Lun Gas Holdings Ltd.	461,000	497,880
Tianli Education International Holdings Ltd.†	2,148,000	511,778
Tingyi Cayman Islands Holding Corp.	1,980,000	4,068,545
Uni-President China Holdings Ltd.	1,513,000	1,467,142
Xiamen C & D, Inc., Class A	374,700	533,241
Xinyi Glass Holdings Ltd.	2,834,000	7,088,362
Yango Group Co., Ltd., Class A	912,800	432,529
Yankuang Energy Group Co., Ltd., Class H(a)	1,320,000	2,624,322
Yuexiu Transport Infrastructure Ltd.	1,330,000	788,143
Yutong Bus Co., Ltd., Class A	362,000	625,925
Zhejiang Expressway Co., Ltd., Class H	1,658,000	1,478,022

Total China		465,578,860

Czech Republic - 0.1%
O2 Czech Republic AS	110,465	1,349,730

Hong Kong - 0.1%
Kingboard Laminates Holdings Ltd.	818,500	1,392,110
Perfect Medical Health Management Ltd.	1,125,000	816,734
Wasion Holdings Ltd.	1,030,000	453,151

Total Hong Kong		2,661,995

India - 5.8%
Ambuja Cements Ltd.	1,102,647	5,599,591
Bharat Petroleum Corp., Ltd.	3,373,017	17,489,985
CESC Ltd.	1,223,605	1,440,297
Coal India Ltd.	2,222,723	4,367,066
Gujarat Pipavav Port Ltd.	328,390	440,883
Hindustan Petroleum Corp., Ltd.	1,591,005	6,257,163
Indiabulls Housing Finance Ltd.	75,404	221,133
IRCON International Ltd.(b)	623,530	378,720
ITC Ltd.	4,528,401	13,283,234
Mindspace Business Parks REIT(b)	343,921	1,514,285
NHPC Ltd.	4,894,149	2,037,702
NMDC Ltd.	1,620,024	2,905,056
NTPC Ltd.	7,040,952	11,782,966
Oracle Financial Services Software Ltd.	35,155	1,873,340
Petronet LNG Ltd.	1,321,944	3,848,338
Power Finance Corp., Ltd.	1,826,067	2,941,678
Power Grid Corp. of India Ltd.	6,021,814	16,558,122
PTC India Ltd.	472,303	692,866
Rail Vikas Nigam Ltd.	1,122,603	524,788
REC Ltd.	943,683	1,698,576
SJVN Ltd.	1,356,182	559,180
Vedanta Ltd.	2,580,510	11,844,519

Total India		108,259,488

Indonesia - 1.5%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,121,525	573,390
Hanjaya Mandala Sampoerna Tbk PT	13,233,400	895,999
Indocement Tunggal Prakarsa Tbk PT	2,699,000	2,291,380
Indofood Sukses Makmur Tbk PT	3,969,700	1,761,681
Puradelta Lestari Tbk PT	34,033,400	456,087
Telkom Indonesia Persero Tbk PT	72,713,100	20,611,186
Unilever Indonesia Tbk PT	5,027,800	1,449,869

Total Indonesia		28,039,592

Malaysia - 2.6%
Astro Malaysia Holdings Bhd	4,524,300	1,031,705
British American Tobacco Malaysia Bhd	185,900	623,832
Bursa Malaysia Bhd	566,300	890,366
Eco World Development Group Bhd	1,127,300	228,653
Hartalega Holdings Bhd	3,284,400	4,517,430
Kossan Rubber Industries Bhd	3,534,000	1,628,728
Malayan Banking Bhd	9,479,200	18,885,588
MISC Bhd	1,608,400	2,721,848
Petronas Gas Bhd	1,360,900	5,880,029
Public Bank Bhd	8,615,300	8,602,892
Sime Darby Bhd	5,809,900	3,235,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2021

Investments	Shares	Value
Uchi Technologies Bhd	617,400	$465,347

Total Malaysia		48,711,888

Mexico - 3.3%
Alpek S.A.B. de C.V.	870,144	947,315
Arca Continental S.A.B. de C.V.	855,618	5,456,890
Banco del Bajio S.A.(b)	726,644	1,306,645
Coca-Cola Femsa S.A.B. de C.V.	849,442	4,636,339
Corp. Inmobiliaria Vesta S.A.B. de C.V.	1,163,579	2,344,215
Fibra Uno Administracion S.A. de C.V.	6,424,438	6,793,298
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B*	562,295	7,752,610
Grupo Mexico S.A.B. de C.V., Series B	6,722,242	29,329,538
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(a)	1,805,864	2,736,371
Regional S.A.B. de C.V.	136,866	710,112

Total Mexico		62,013,333

Philippines - 0.4%
DMCI Holdings, Inc.	7,735,500	1,169,598
LT Group, Inc.	4,234,700	822,151
Manila Electric Co.	294,810	1,706,681
PLDT, Inc.	100,824	3,582,744
Semirara Mining & Power Corp.	1,893,600	792,829

Total Philippines		8,074,003

Poland - 0.7%
Ciech S.A.	46,116	480,566
Polski Koncern Naftowy Orlen S.A.	399,775	7,373,777
Powszechny Zaklad Ubezpieczen S.A.	572,116	5,017,939

Total Poland		12,872,282

Russia - 8.3%
Magnit PJSC, GDR(c)	915,483	13,732,245
Magnitogorsk Iron & Steel Works PJSC, GDR(c)	272,817	3,301,086
MMC Norilsk Nickel PJSC, ADR	1,355,427	41,921,462
Mobile TeleSystems PJSC, ADR	1,414,217	11,243,025
Novolipetsk Steel PJSC, GDR	475,801	14,045,646
PhosAgro PJSC, GDR(c)	263,965	5,696,365
Polyus PJSC, GDR(c)	64,763	5,715,334
Sberbank of Russia PJSC, ADR	2,213,197	35,512,803
Severstal PAO, GDR(c)	708,069	15,251,806
Tatneft PJSC, ADR	211,583	8,782,810

Total Russia		155,202,582

South Africa - 6.8%
AECI Ltd.	187,571	1,316,288
African Rainbow Minerals Ltd.	246,805	3,575,580
Anglo American Platinum Ltd.	90,820	10,338,286
Astral Foods Ltd.	59,635	645,112
AVI Ltd.	610,569	2,827,133
Cashbuild Ltd.	92,651	1,515,041
Coronation Fund Managers Ltd.	401,257	1,320,930
DRDGOLD Ltd.	669,596	553,801
Equites Property Fund Ltd.	1,324,409	1,907,780
Exxaro Resources Ltd.	913,460	8,749,413
Gold Fields Ltd.	763,897	8,334,901
Impala Platinum Holdings Ltd.	1,730,401	24,394,751
JSE Ltd.	81,240	570,105
Kumba Iron Ore Ltd.	139,580	4,023,770
MultiChoice Group	727,579	5,563,062
Oceana Group Ltd.(a)	151,695	527,891
Resilient REIT Ltd.	582,804	2,181,863
Royal Bafokeng Platinum Ltd.(a)	392,665	3,845,952
Sanlam Ltd.	1,035,839	3,852,594
Sibanye Stillwater Ltd.	6,164,550	18,964,875
SPAR Group Ltd. (The)	339,401	3,553,928
Tiger Brands Ltd.	199,739	2,265,211
Truworths International Ltd.	986,830	3,230,693
Vodacom Group Ltd.	1,462,578	12,336,607

Total South Africa		126,395,567

South Korea - 4.5%
Daishin Securities Co., Ltd.	35,922	563,571
DGB Financial Group, Inc.	87,661	691,701
Dongsung Chemical Co., Ltd.	98,060	395,540
DTR Automotive Corp.	9,255	558,998
GS Holdings Corp.*	103,782	3,413,566
Hana Financial Group, Inc.	161,006	5,695,312
Hansol Paper Co., Ltd.	34,292	389,436
Hyundai Motor Securities Co., Ltd.	39,093	406,140
iMarketKorea, Inc.	47,658	428,972
Industrial Bank of Korea	161,535	1,399,630
JB Financial Group Co., Ltd.	92,428	649,231
KB Financial Group, Inc.	209,390	9,687,865
KCC Glass Corp.	20,405	1,028,189
Koentec Co., Ltd.(a)	54,920	398,242
Korea Asset In Trust Co., Ltd.	108,452	372,683
Korea Electric Power Corp.	318,851	5,927,745
Korean Reinsurance Co.	94,858	738,117
KT Corp., ADR(a)	166,113	2,088,040
KT&G Corp.	231,241	15,367,436
KUMHOE&C Co., Ltd.	45,240	441,459
Kyobo Securities Co., Ltd.	38,126	268,445
Kyungdong Pharm Co., Ltd.	29,172	280,984
LG Uplus Corp.	261,137	2,987,561
Macquarie Korea Infrastructure Fund	801,739	9,475,864
Meritz Fire & Marine Insurance Co., Ltd.	44,979	1,269,439
Meritz Securities Co., Ltd.	408,063	1,767,844
NH Investment & Securities Co., Ltd.*	147,391	1,549,853
Orion Holdings Corp.(a)	41,797	560,809
Samsung Card Co., Ltd.	13,368	354,231
Samsung Securities Co., Ltd.*	53,270	2,012,049
Shinhan Financial Group Co., Ltd.	286,175	8,859,087

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2021

Investments	Shares	Value
SSANGYONG C&E Co., Ltd.	163,700	$1,061,726
TS Corp.	89,858	228,283
Woori Financial Group, Inc.	307,556	3,285,772

Total South Korea		84,603,820

Taiwan - 20.6%
AcBel Polytech, Inc.(a)	531,000	702,447
Acer, Inc.(a)	4,415,000	4,859,101
Arcadyan Technology Corp.(a)	284,000	1,308,779
Asia Cement Corp.	6,067,000	9,714,393
ASROCK, Inc.(a)	54,000	549,427
Asustek Computer, Inc.(a)	1,844,000	25,060,325
C Sun Manufacturing Ltd.	293,000	551,751
Capital Securities Corp.	2,134,000	1,307,381
Catcher Technology Co., Ltd.(a)	1,296,000	7,330,900
Cathay Financial Holding Co., Ltd.(a)	6,628,000	14,972,711
Cathay Real Estate Development Co., Ltd.	637,000	443,209
Charoen Pokphand Enterprise	266,000	774,916
Cheng Loong Corp.(a)	1,207,000	1,539,997
Cheng Uei Precision Industry Co., Ltd.(a)	570,000	814,815
Chicony Electronics Co., Ltd.	1,591,386	4,733,837
Chicony Power Technology Co., Ltd.	284,000	801,692
China Bills Finance Corp.	679,000	422,120
China Development Financial Holding Corp.	9,970,000	6,306,249
China Steel Structure Co., Ltd.(a)	216,000	462,182
ChipMOS Technologies, Inc.	634,000	1,113,688
Chong Hong Construction Co., Ltd.(a)	307,000	810,026
Chung-Hsin Electric & Machinery Manufacturing Corp.(a)	452,000	739,256
Cleanaway Co., Ltd.(a)	137,000	1,156,233
Compal Electronics, Inc.	6,296,000	5,507,037
Continental Holdings Corp.	706,000	641,772
CTBC Financial Holding Co., Ltd.	15,815,000	14,833,529
CTCI Corp.	701,000	942,538
D-Link Corp.	564,480	387,650
Darfon Electronics Corp.(a)	425,000	778,816
Daxin Materials Corp.	118,000	656,811
Edom Technology Co., Ltd.	325,000	382,947
Elan Microelectronics Corp.(a)	372,000	2,285,756
Everlight Electronics Co., Ltd.	514,000	979,065
Far Eastern Department Stores Ltd.	823,000	638,065
Far Eastern New Century Corp.(a)	4,293,000	4,546,387
Far EasTone Telecommunications Co., Ltd.	1,881,000	4,391,969
Farglory Land Development Co., Ltd.	538,000	1,201,735
Feng Hsin Steel Co., Ltd.	585,000	1,765,551
First Financial Holding Co., Ltd.	5,055,072	4,476,425
FLEXium Interconnect, Inc.*	389,000	1,469,277
Flytech Technology Co., Ltd.	198,000	566,082
Formosan Union Chemical	867,000	723,884
Fubon Financial Holding Co., Ltd.(a)	5,364,684	14,794,715
Getac Holdings Corp.(a)	1,047,000	2,107,851
Gigabyte Technology Co., Ltd.	437,000	2,456,121
Global Mixed Mode Technology, Inc.	66,000	633,354
Goldsun Building Materials Co., Ltd.	1,362,000	1,435,006
Great Wall Enterprise Co., Ltd.	1,241,690	2,396,582
Highwealth Construction Corp.(a)	1,634,000	2,731,503
Hiyes International Co., Ltd.	115,000	450,989
Ho Tung Chemical Corp.	1,751,000	705,666
Holtek Semiconductor, Inc.(a)	265,000	1,077,547
Holy Stone Enterprise Co., Ltd.	264,000	1,140,275
Hon Hai Precision Industry Co., Ltd.	10,900,000	40,973,000
Hong TAI Electric Industrial	593,000	576,561
Hsing TA Cement Co.	432,000	324,777
Huaku Development Co., Ltd.(a)	380,000	1,255,358
Huang Hsiang Construction Corp.	397,000	537,378
Hung Ching Development & Construction Co., Ltd.	233,000	262,753
Hung Sheng Construction Ltd.	310,000	268,912
I-Sheng Electric Wire & Cable Co., Ltd.	416,000	645,043
IBF Financial Holdings Co., Ltd.	1,303,667	756,275
Inventec Corp.(a)	5,151,000	4,645,153
ITE Technology, Inc.	187,000	733,347
Jia Wei Lifestyle, Inc.	137,000	379,799
Kindom Development Co., Ltd.	582,000	794,105
King Yuan Electronics Co., Ltd.(a)	1,351,000	2,187,617
King’s Town Bank Co., Ltd.	696,000	1,020,089
Kung Long Batteries Industrial Co., Ltd.	176,000	881,050
Lelon Electronics Corp.(a)	151,000	363,487
Lite-On Technology Corp.	6,527,000	15,051,238
Mega Financial Holding Co., Ltd.	6,059,302	7,785,744
Merry Electronics Co., Ltd.	7,349	25,075
Micro-Star International Co., Ltd.(a)	712,000	4,130,408
Mirle Automation Corp.	269,000	425,371
Nak Sealing Technologies Corp.	191,000	677,236
Namchow Holdings Co., Ltd.	124,000	224,990
Nan Liu Enterprise Co., Ltd.(a)	112,000	457,440
Nantex Industry Co., Ltd.	294,000	905,367
Nichidenbo Corp.	383,000	746,149
OptoTech Corp.(a)	644,000	1,654,982
Pan German Universal Motors Ltd.	56,000	438,212
Pegatron Corp.(a)	3,287,000	8,209,481
Powertech Technology, Inc.	1,365,000	4,820,201
President Securities Corp.	1,112,000	950,548
Primax Electronics Ltd.(a)	555,000	1,137,402
Promate Electronic Co., Ltd.	302,000	456,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2021

Investments	Shares	Value
Qisda Corp.(a)	2,812,000	$3,094,857
Quanta Computer, Inc.	6,458,990	22,108,156
Radium Life Tech Co., Ltd.	686,000	269,024
Rexon Industrial Corp., Ltd.(a)	236,000	481,946
Sampo Corp.(a)	1,074,000	1,160,682
Sanyang Motor Co., Ltd.(a)	771,000	753,806
Shanghai Commercial & Savings Bank Ltd. (The)	1,947,000	3,325,108
Shin Foong Specialty & Applied Materials Co., Ltd.(a)	76,000	453,248
Shin Kong Financial Holding Co., Ltd.	6,896,776	2,754,523
Shin Zu Shing Co., Ltd.	330,000	1,152,203
Sigurd Microelectronics Corp.(a)	510,000	1,083,891
Sinon Corp.(a)	1,118,000	1,141,559
SinoPac Financial Holdings Co., Ltd.	6,832,440	3,988,286
Sinyi Realty, Inc.	601,000	761,378
Sonix Technology Co., Ltd.(a)	234,000	778,111
Standard Foods Corp.	380,000	726,570
Stark Technology, Inc.	162,000	426,270
Sunonwealth Electric Machine Industry Co., Ltd.(a)	339,000	544,027
Supreme Electronics Co., Ltd.	561,539	1,024,965
Symtek Automation Asia Co., Ltd.	112,000	467,561
Syncmold Enterprise Corp.	216,000	548,061
Synnex Technology International Corp.	2,923,000	6,993,986
Systex Corp.(a)	319,000	977,742
TA-I Technology Co., Ltd.	176,000	416,034
Taiflex Scientific Co., Ltd.(a)	340,000	583,728
Taisun Enterprise Co., Ltd.	355,000	350,291
Taita Chemical Co., Ltd.(a)	311,000	388,371
Taiwan Cement Corp.(a)	7,800,135	13,532,601
Taiwan Cogeneration Corp.	401,000	549,315
Taiwan FU Hsing Industrial Co., Ltd.	528,000	791,990
Taiwan Hon Chuan Enterprise Co., Ltd.	420,000	1,086,927
Taiwan Mobile Co., Ltd.	1,623,253	5,867,109
Taiwan PCB Techvest Co., Ltd.	653,000	1,145,883
Taiwan Sakura Corp.	239,000	596,053
Taiwan Secom Co., Ltd.	455,000	1,710,341
Test Research, Inc.(a)	208,000	439,802
Topco Scientific Co., Ltd.(a)	307,435	1,755,692
Transcend Information, Inc.	283,000	747,725
Tripod Technology Corp.	700,000	3,149,962
Unitech Computer Co., Ltd.	257,000	346,017
United Integrated Services Co., Ltd.(a)	560,000	3,673,691
Universal Cement Corp.	650,000	507,464
Wah Lee Industrial Corp.	177,000	684,534
Weikeng Industrial Co., Ltd.(a)	660,000	762,172
WinWay Technology Co., Ltd.	15,000	235,027
Wistron Corp.(a)	5,182,561	5,460,355
WPG Holdings Ltd.	1,998,280	3,799,094
WT Microelectronics Co., Ltd.	459,000	1,219,377
YC INOX Co., Ltd.	510,000	595,402
YFY, Inc.	1,439,000	1,849,006
Yuanta Financial Holding Co., Ltd.	6,679,000	6,107,590
Yulon Nissan Motor Co., Ltd.(a)	139,000	1,250,985
Zeng Hsing Industrial Co., Ltd.	128,000	675,462
Zenitron Corp.	445,000	559,728
ZongTai Real Estate Development Co., Ltd.(a)	519,000	762,546

Total Taiwan		384,897,937

Thailand - 2.0%
Asia Plus Group Holdings PCL, NVDR	4,624,800	479,024
Bangkok Insurance PCL, NVDR	95,300	764,568
BG Container Glass PCL, NVDR	534,700	169,670
Dynasty Ceramic PCL, NVDR	11,687,300	993,622
Eastern Water Resources Development and Management PCL, NVDR	3,180,900	885,567
Haad Thip PCL, NVDR	379,400	403,194
Kiatnakin Phatra Bank PCL, NVDR	613,900	1,098,055
Land & Houses PCL, NVDR	9,837,300	2,591,475
LPN Development PCL, NVDR	5,080,000	745,158
MCS Steel PCL, NVDR	995,500	441,054
Noble Development PCL, NVDR	4,133,300	760,958
Pruksa Holding PCL, NVDR	2,460,100	957,381
PTT Exploration & Production PCL, NVDR	294,600	1,040,647
PTT Global Chemical PCL, NVDR	502,200	883,228
PTT PCL, NVDR	7,092,700	8,068,331
Quality Houses PCL, NVDR	16,327,300	1,104,616
Ratch Group PCL, NVDR(a)	812,200	1,094,118
Regional Container Lines PCL, NVDR	390,500	575,726
SC Asset Corp. PCL, NVDR	10,055,900	1,011,460
Siam City Cement PCL, NVDR	236,200	1,106,580
Somboon Advance Technology PCL, NVDR	911,800	595,038
SPCG PCL, NVDR	1,497,200	824,681
Sri Trang Agro-Industry PCL, NVDR	2,189,500	2,031,866
Sri Trang Gloves Thailand PCL, NVDR(a)	3,316,200	3,002,995
Thai Vegetable Oil PCL, NVDR	861,897	799,844
Thanachart Capital PCL, NVDR	1,037,100	1,171,996
TMT Steel PCL, NVDR	1,733,900	534,626
TPI Polene Power PCL, NVDR(a)	9,696,300	1,207,502
TTW PCL, NVDR	4,238,977	1,446,620
United Paper PCL, NVDR	682,800	372,009
WHA Utilities and Power PCL, NVDR(a)	5,471,500	668,275

Total Thailand		37,829,884

Turkey - 1.2%
Aksa Akrilik Kimya Sanayii AS	303,109	782,438
Arcelik AS(a)	481,766	1,755,867
BIM Birlesik Magazalar AS	695,309	3,209,582

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2021

Investments	Shares	Value
Dogus Otomotiv Servis ve Ticaret AS	133,498	$440,310
EGE Endustri VE Ticaret AS	2,584	342,075
Eregli Demir ve Celik Fabrikalari T.A.S.	3,335,796	7,073,628
Goodyear Lastikleri T.A.S.	367,763	256,442
Iskenderun Demir ve Celik AS	526,044	920,594
Nuh Cimento Sanayi AS	83,847	320,746
Otokar Otomotiv Ve Savunma Sanayi AS	13,396	358,108
Turk Telekomunikasyon AS	857,376	621,738
Turk Traktor ve Ziraat Makineleri AS	45,859	773,540
Turkcell Iletisim Hizmetleri AS	3,484,889	4,844,297
Ulker Biskuvi Sanayi AS	345,665	453,694
Vestel Beyaz Esya Sanayi ve Ticaret AS	967,201	573,922
Vestel Elektronik Sanayi ve Ticaret AS	306,235	577,430

Total Turkey		23,304,411

United Kingdom - 0.9%
Evraz PLC	2,044,866	16,662,329

TOTAL COMMON STOCKS (Cost: $1,711,104,582)		1,863,947,163

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Global High Dividend Fund(d) (Cost: $1,573,123)	32,500	1,626,027

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(e) (Cost: $3,342,538)	3,342,538	3,342,538

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $1,716,020,243)		1,868,915,728
Other Assets less Liabilities - 0.1%		1,837,254

NET ASSETS - 100.0%		$1,870,752,982

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $511,778, which represents 0.03% of net assets.

(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $102,378,492 and the total market value of the collateral held by the Fund was $111,684,004. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $108,341,466.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2021	Dividend Income
WisdomTree Global High Dividend Fund	$1,640,275	$4,667,322	$4,606,465	$(87,759)	$12,654	$1,626,027	$55,031

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	1/3/2022	457,063	USD	2,550,000	BRL	$—	$(747)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks
China	$465,067,082	$—	$511,778	*	$465,578,860
Other	1,398,368,303	—	—		1,398,368,303
Exchange-Traded Fund	1,626,027	—	—		1,626,027
Investment of Cash Collateral for Securities Loaned	—	3,342,538	—		3,342,538

Total Investments in Securities	$1,865,061,412	$3,342,538	$511,778		$1,868,915,728

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(747)	$—		$(747)

Total - Net	$1,865,061,412	$3,341,791	$511,778		$1,868,914,981

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.9%

Brazil - 2.0%
Banco Bradesco S.A., Preference Shares*	3,494	$12,050
Braskem S.A., Class A, Preference Shares	499	5,163
Cia Energetica de Minas Gerais, Preference Shares	749	1,763
Cia Paranaense de Energia, Class A, Preference Shares*	2,047	2,367
Gerdau S.A., Preference Shares	1,548	7,576
JBS S.A.	349	2,378
Petroleo Brasileiro S.A., Preference Shares	499	2,549
Suzano S.A.*	749	8,083
Vibra Energia S.A.	1,847	7,096

Total Brazil		49,025

Chile - 0.8%
Banco Santander Chile	321,244	12,914
Cencosud S.A.	1,897	3,173
Cia Cervecerias Unidas S.A.	644	5,238

Total Chile		21,325

China - 31.2%
Agricultural Bank of China Ltd., Class H	34,000	11,688
Alibaba Group Holding Ltd.*	2,100	32,027
Bank of China Ltd., Class H	33,000	11,894
BOE Technology Group Co., Ltd., Class A	12,100	9,588
China Bohai Bank Co., Ltd., Class H(a)	15,000	5,772
China CITIC Bank Corp., Ltd., Class H	24,000	10,405
China Construction Bank Corp., Class H	17,000	11,775
China Hongqiao Group Ltd.	22,500	23,752
China Meidong Auto Holdings Ltd.	6,000	30,938
China Power International Development Ltd.(b)	23,000	15,488
China Railway Group Ltd., Class H	35,000	18,496
China Resources Gas Group Ltd.	2,000	11,300
China Resources Power Holdings Co., Ltd.	6,000	20,086
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	700	3,761
China South Publishing & Media Group Co., Ltd., Class A	1,700	2,553
China Tourism Group Duty Free Corp., Ltd., Class A	200	6,885
COSCO Shipping Holdings Co., Ltd., Class H*(b)	5,900	11,442
Dali Foods Group Co., Ltd.(a)	19,500	10,205
Daqo New Energy Corp., ADR*	695	28,022
ENN Energy Holdings Ltd.	1,200	22,595
FAW Jiefang Group Co., Ltd., Class A	1,500	2,422
Haitian International Holdings Ltd.	6,000	16,662
Haitong Securities Co., Ltd., Class H	25,600	22,690
Hesteel Co., Ltd., Class A	5,600	2,161
Industrial & Commercial Bank of China Ltd., Class H	21,000	11,852
JCET Group Co., Ltd., Class A	1,200	5,841
Jiangsu Expressway Co., Ltd., Class H	10,000	10,248
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	1,300	7,710
Jointown Pharmaceutical Group Co., Ltd., Class A	3,400	7,853
Kingboard Holdings Ltd.	6,500	31,640
Kunlun Energy Co., Ltd.	6,000	5,626
Lakala Payment Co., Ltd., Class A	600	2,732
Lenovo Group Ltd.	14,000	16,090
Metallurgical Corp. of China Ltd., Class A	3,800	2,284
People’s Insurance Co. Group of China Ltd. (The), Class H	78,000	23,611
PetroChina Co., Ltd., Class H	40,000	17,803
PICC Property & Casualty Co., Ltd., Class H	28,000	22,877
Postal Savings Bank of China Co., Ltd., Class H(a)	12,000	8,419
Power Construction Corp. of China Ltd., Class A	2,100	2,662
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	2,500	8,273
Shanghai International Port Group Co., Ltd., Class A	2,800	2,407
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	7,400	14,029
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	4,000	6,464
Shanxi Taigang Stainless Steel Co., Ltd., Class A	2,100	2,320
Shenergy Co., Ltd., Class A	4,600	5,319
Shenzhen International Holdings Ltd.	11,429	11,874
Shenzhen Overseas Chinese Town Co., Ltd., Class A	2,600	2,872
Sinotrans Ltd., Class A	3,500	2,460
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	8,000	7,632
TCL Technology Group Corp., Class A	7,800	7,551
Tencent Holdings Ltd.	600	35,155
Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	4,300	7,395
Topsports International Holdings Ltd.(a)	15,000	15,180
Vipshop Holdings Ltd., ADR*	3,423	28,753
Want Want China Holdings Ltd.	40,000	36,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2021

Investments	Shares	Value
Wuchan Zhongda Group Co., Ltd., Class A	5,000	$4,644
Yuexiu Property Co., Ltd.	14,200	12,513
Zhefu Holding Group Co., Ltd., Class A	4,700	5,251
Zhejiang Expressway Co., Ltd., Class H	14,000	12,480
Zhongsheng Group Holdings Ltd.	4,500	35,094

Total China		784,256

Czech Republic - 0.6%
Moneta Money Bank AS(a)	3,404	14,604

Hungary - 0.4%
Richter Gedeon Nyrt	411	11,064

India - 14.3%
ACC Ltd.	328	9,777
Adani Total Gas Ltd.	317	7,342
Ambuja Cements Ltd.	1,775	9,014
Aurobindo Pharma Ltd.	843	8,328
Bajaj Auto Ltd.	277	12,108
Balkrishna Industries Ltd.	363	11,346
Bharat Petroleum Corp., Ltd.	421	2,183
Britannia Industries Ltd.	157	7,616
Cipla Ltd.	878	11,151
Coal India Ltd.	4,932	9,690
Colgate-Palmolive India Ltd.	403	8,031
Dr. Reddy’s Laboratories Ltd.	149	9,836
GAIL India Ltd.	1,310	2,277
HCL Technologies Ltd.	1,293	22,944
Hindustan Petroleum Corp., Ltd.	2,829	11,126
Indian Oil Corp., Ltd.	7,339	11,008
Indus Towers Ltd.	2,738	9,146
Infosys Ltd.	954	24,227
Ipca Laboratories Ltd.	337	9,823
ITC Ltd.	812	2,382
Jubilant Foodworks Ltd.	193	9,324
Lupin Ltd.	690	8,825
Marico Ltd.	1,257	8,669
Oil & Natural Gas Corp., Ltd.	1,017	1,948
Petronet LNG Ltd.	3,612	10,515
Power Grid Corp. of India Ltd.	1,479	4,067
Shriram Transport Finance Co., Ltd.	573	9,381
Sun Pharmaceutical Industries Ltd.	957	10,887
Tata Consultancy Services Ltd.	403	20,267
Tata Steel Ltd.	435	6,504
Tech Mahindra Ltd.	1,110	26,737
Torrent Pharmaceuticals Ltd.	252	11,114
Vedanta Ltd.	1,706	7,830
Wipro Ltd.	2,400	23,096

Total India		358,519

Indonesia - 2.1%
Adaro Energy Tbk PT	50,300	7,941
Astra International Tbk PT	28,000	11,198
Bank Central Asia Tbk PT	33,400	17,107
Indofood Sukses Makmur Tbk PT	14,200	6,302
Telkom Indonesia Persero Tbk PT	9,300	2,636
United Tractors Tbk PT	4,200	6,527

Total Indonesia		51,711

Malaysia - 2.3%
Hartalega Holdings Bhd	3,400	4,677
Hong Leong Financial Group Bhd	2,300	9,573
IHH Healthcare Bhd	2,300	4,052
Kossan Rubber Industries Bhd	8,100	3,733
Kuala Lumpur Kepong Bhd	500	2,614
Nestle Malaysia Bhd	200	6,443
Petronas Gas Bhd	1,400	6,049
Sime Darby Bhd	5,900	3,286
Supermax Corp. Bhd	7,233	2,552
Telekom Malaysia Bhd	5,500	7,261
Westports Holdings Bhd	8,500	8,263

Total Malaysia		58,503

Mexico - 3.4%
America Movil S.A.B. de C.V., Series L	18,321	19,418
Arca Continental S.A.B. de C.V.	1,398	8,916
Coca-Cola Femsa S.A.B. de C.V.	1,500	8,187
Gruma S.A.B. de C.V., Class B	689	8,838
Grupo Bimbo S.A.B. de C.V., Series A	2,796	8,603
Grupo Televisa S.A.B., Series CPO	2,649	4,990
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	4,344	6,582
Megacable Holdings S.A.B. de C.V., Series CPO	2,747	9,364
Orbia Advance Corp. S.A.B. de C.V.	3,798	9,701

Total Mexico		84,599

Philippines - 2.7%
BDO Unibank, Inc.	4,460	10,557
Globe Telecom, Inc.	185	12,052
International Container Terminal Services, Inc.	3,100	12,158
Jollibee Foods Corp.	1,440	6,111
Manila Electric Co.	1,470	8,510
PLDT, Inc.	525	18,656

Total Philippines		68,044

Poland - 2.0%
Cyfrowy Polsat S.A.	1,982	17,074
Dino Polska S.A.*(a)	92	8,384
Orange Polska S.A.*	6,495	13,617
Polski Koncern Naftowy Orlen S.A.	554	10,219

Total Poland		49,294

Russia - 4.6%
Lukoil PJSC, ADR	113	10,113
Magnit PJSC, GDR(c)	161	2,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2021

Investments	Shares		Value
MMC Norilsk Nickel PJSC, ADR	301		$9,310
Mobile TeleSystems PJSC, ADR	1,696		13,483
Novolipetsk Steel PJSC, GDR	311		9,181
PhosAgro PJSC, GDR(c)	538		11,610
Polyus PJSC, GDR(c)	118		10,413
Rosneft Oil Co. PJSC, GDR(c)	1,588		12,771
Sberbank of Russia PJSC, ADR	639		10,256
Severstal PAO, GDR(c)	475		10,231
VTB Bank PJSC, GDR*(c)	8,268		10,418
X5 Retail Group N.V., GDR(c)	223		5,903

Total Russia			116,104

South Africa - 3.9%
AngloGold Ashanti Ltd.	300		6,179
Aspen Pharmacare Holdings Ltd.	509		7,158
Bidvest Group Ltd. (The)	561		6,659
Gold Fields Ltd.	547		5,968
Harmony Gold Mining Co., Ltd.	1,281		5,346
Mr. Price Group Ltd.	676		8,450
MTN Group Ltd.*	443		4,738
MultiChoice Group	1,527		11,675
Sasol Ltd.*	140		2,272
Shoprite Holdings Ltd.	496		6,492
SPAR Group Ltd. (The)	555		5,812
Tiger Brands Ltd.	438		4,967
Vodacom Group Ltd.	1,583		13,352
Woolworths Holdings Ltd.	3,035		9,862

Total South Africa			98,930

South Korea - 9.9%
Cheil Worldwide, Inc.	655		12,590
Coway Co., Ltd.*	302		18,901
DB Insurance Co., Ltd.	434		19,715
HMM Co., Ltd.*	110		2,489
Industrial Bank of Korea	1,513		13,109
Kia Corp.	222		15,351
KT&G Corp.	201		13,358
Kumho Petrochemical Co., Ltd.*	85		11,870
LG Innotek Co., Ltd.	58		17,760
Meritz Securities Co., Ltd.	2,879		12,473
NH Investment & Securities Co., Ltd.*	1,383		14,543
POSCO	63		14,548
Samsung Electronics Co., Ltd.	563		37,083
Samsung Engineering Co., Ltd.*	639		12,310
Samsung Securities Co., Ltd.*	574		21,680
Seegene, Inc.	198		10,160

Total South Korea			247,940

Taiwan - 17.8%
Acer, Inc.	10,000		11,006
ASE Technology Holding Co., Ltd.	3,000		11,548
Asia Cement Corp.	7,000		11,208
Asustek Computer, Inc.	1,000		13,590
AU Optronics Corp.	8,000		6,622
Cathay Financial Holding Co., Ltd.	19,000		42,921
Cheng Shin Rubber Industry Co., Ltd.	9,000		11,743
China Development Financial Holding Corp.	89,943		56,891
China Development Financial Holding Corp., Preference Shares	861		298
China Steel Corp.	2,000		2,555
Compal Electronics, Inc.	14,000		12,246
Evergreen Marine Corp. Taiwan Ltd.	1,000		5,151
Innolux Corp.	8,000		5,667
Inventec Corp.	13,000		11,723
Lite-On Technology Corp.	6,000		13,836
Micro-Star International Co., Ltd.	2,000		11,602
Pegatron Corp.	6,000		14,985
Powertech Technology, Inc.	4,000		14,125
Quanta Computer, Inc.	4,000		13,691
Ruentex Development Co., Ltd.	6,800		15,681
Synnex Technology International Corp.	6,000		14,357
Taiwan Semiconductor Manufacturing Co., Ltd.	4,000		88,915
Unimicron Technology Corp.	1,000		8,349
United Microelectronics Corp.	3,000		7,048
Vanguard International Semiconductor Corp.	2,000		11,422
Wan Hai Lines Ltd.	1,200		8,610
Winbond Electronics Corp.	5,000		6,145
WPG Holdings Ltd.	6,000		11,407
Yang Ming Marine Transport Corp.*	1,000		4,374

Total Taiwan			447,716

Thailand - 0.4%
Sri Trang Gloves Thailand PCL, NVDR	10,100		9,146

Turkey - 1.5%
BIM Birlesik Magazalar AS	1,300		6,001
Eregli Demir ve Celik Fabrikalari T.A.S.	2,315		4,909
Ford Otomotiv Sanayi AS	409		7,333
Turkcell Iletisim Hizmetleri AS	7,793		10,833
Turkiye Sise ve Cam Fabrikalari AS	7,630		7,688

Total Turkey			36,764

TOTAL COMMON STOCKS (Cost: $2,324,197)			2,507,544

	Principal Amount
FOREIGN CORPORATE BOND - 0.0%

India - 0.0%
Britannia Industries Ltd. 5.50%, 6/3/24 (Cost: $124)	9,164	INR	124

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,324,321)			2,507,668
Other Assets less Liabilities - 0.1%			2,180

NET ASSETS - 100.0%			$2,509,848

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2021

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $25,584, which was entirely composed of non-cash U.S. Government securities.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2021	Dividend Income
WisdomTree Emerging Markets Multifactor Fund^	$—	$24,092	$23,368	$(724)	$—	$—	$291

^	As of December 31, 2021, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	1/11/2022	114,209	USD	8,438,195	RUB	$1,709	$—
Citibank N.A.	1/12/2022	48,206	USD	273,306	BRL	—	(782)
Citibank N.A.	1/12/2022	10,901	USD	3,568,065	HUF	—	(99)
Citibank N.A.	1/12/2022	38,400	USD	463,872	TRY	3,703	—
HSBC Holdings PLC	1/12/2022	9,003	USD	301,118	THB	—	(11)
UBS AG	1/12/2022	20,495	USD	17,793,004	CLP	—	(371)
UBS AG	1/12/2022	345,472	USD	25,959,482	INR	—	(3,453)
UBS AG	1/12/2022	261,894	USD	310,946,643	KRW	369	—

						$5,781	$(4,716)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$2,507,544	$—	$—	$2,507,544
Foreign Corporate Bond	—	124	—	124

Total Investments in Securities	$2,507,544	$124	$—	$2,507,668

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$5,781	$—	$5,781
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(4,716)	$—	$(4,716)

Total - Net	$2,507,544	$1,189	$—	$2,508,733

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 100.4%

Brazil - 4.9%
Ambev S.A.	85,800	$237,529
Atacadao S.A.	55,000	150,584
Bradespar S.A., Preference Shares	21,800	97,807
Cia Energetica de Minas Gerais, Preference Shares	70,500	165,935
Cia Paranaense de Energia, Class A, Preference Shares*	124,896	144,404
Cia Siderurgica Nacional S.A.	37,800	169,591
CPFL Energia S.A.	27,994	134,844
Equatorial Energia S.A.	53,833	218,521
Gerdau S.A., Preference Shares	52,100	254,981
Itausa S.A., Preference Shares	146,009	234,086
JBS S.A.	36,600	249,366
Localiza Rent a Car S.A.	20,500	195,063
Magazine Luiza S.A.	79,500	103,050
Petroleo Brasileiro S.A.	68,800	379,203
Petroleo Brasileiro S.A., Preference Shares	77,900	397,891
Telefonica Brasil S.A.	18,963	164,062
TOTVS S.A.	28,200	145,000
Vale S.A.	51,745	724,244
Vibra Energia S.A.	38,150	146,573
WEG S.A.	37,457	221,783

Total Brazil		4,534,517

Chile - 0.3%
Banco Santander Chile	3,356,863	134,944
Empresas CMPC S.A.	102,561	171,898

Total Chile		306,842

China - 30.2%
A-Living Smart City Services Co., Ltd.(a)	60,250	102,783
ANTA Sports Products Ltd.	46,600	698,734
AviChina Industry & Technology Co., Ltd., Class H	378,000	261,332
Beijing New Building Materials PLC, Class A	18,700	105,129
BGI Genomics Co., Ltd., Class A	6,300	86,789
BOE Technology Group Co., Ltd., Class A	200,500	158,869
Bosideng International Holdings Ltd.(b)	538,000	338,825
Brilliance China Automotive Holdings Ltd.*	242,000	116,402
By-health Co., Ltd., Class A	25,700	108,714
BYD Co., Ltd., Class H	13,500	461,642
BYD Electronic International Co., Ltd.(b)	52,000	190,424
C&S Paper Co., Ltd., Class A	28,700	75,247
China Feihe Ltd.(a)	179,000	240,157
China Galaxy Securities Co., Ltd., Class H	371,000	213,188
China Hongqiao Group Ltd.	272,500	287,659
China Lesso Group Holdings Ltd.	158,000	226,979
China Medical System Holdings Ltd.	273,000	455,916
China Meidong Auto Holdings Ltd.	60,000	309,377
China Mengniu Dairy Co., Ltd.*	114,000	646,307
China National Building Material Co., Ltd., Class H	454,000	556,705
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	17,700	127,195
China Oilfield Services Ltd., Class H(b)	418,000	366,192
China Overseas Property Holdings Ltd.	360,000	381,873
China Resources Beer Holdings Co., Ltd.	52,000	425,869
China Resources Gas Group Ltd.	76,000	429,409
China Shenhua Energy Co., Ltd., Class H	169,500	397,427
China Yuhua Education Corp., Ltd.(a)	234,000	83,740
Chinasoft International Ltd.*	186,000	242,392
Chongqing Zhifei Biological Products Co., Ltd., Class A	25,500	498,529
CIFI Ever Sunshine Services Group Ltd.	104,000	161,143
CIFI Holdings Group Co., Ltd.	576,000	346,503
Contemporary Amperex Technology Co., Ltd., Class A	5,400	498,199
CSPC Pharmaceutical Group Ltd.	314,000	341,134
Daan Gene Co., Ltd., Class A	25,960	81,709
ENN Energy Holdings Ltd.	41,900	788,954
FAW Jiefang Group Co., Ltd., Class A	36,800	59,415
Focus Media Information Technology Co., Ltd., Class A	95,500	122,721
G-bits Network Technology Xiamen Co., Ltd., Class A	1,300	86,047
Gigadevice Semiconductor Beijing, Inc., Class A	5,900	162,790
Great Wall Motor Co., Ltd., Class H	127,000	436,566
Greentown Service Group Co., Ltd.	206,000	190,244
Guangdong Kinlong Hardware Products Co., Ltd., Class A	4,500	128,214
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	6,500	113,583
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	7,300	93,235
Guangzhou Tinci Materials Technology Co., Ltd., Class A	5,600	100,738
Guangzhou Wondfo Biotech Co., Ltd., Class A	12,500	77,236
Hangzhou Silan Microelectronics Co., Ltd., Class A	15,600	132,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2021

Investments	Shares	Value
Hengli Petrochemical Co., Ltd., Class A	31,500	$113,528
Huafon Chemical Co., Ltd., Class A	60,900	99,759
Inspur Electronic Information Industry Co., Ltd., Class A	19,200	107,939
Intco Medical Technology Co., Ltd., Class A	11,900	107,996
Jafron Biomedical Co., Ltd., Class A	10,700	89,484
JCET Group Co., Ltd., Class A	24,000	116,811
Jiangsu Hengli Hydraulic Co., Ltd., Class A	10,000	128,347
JiuGui Liquor Co., Ltd., Class A	3,100	103,360
Kaisa Group Holdings Ltd.*(b)	411,000	41,119
Kingboard Holdings Ltd.	59,500	289,628
Kingfa Sci & Tech Co., Ltd., Class A	31,300	61,781
Lenovo Group Ltd.(b)	490,000	563,139
Li Ning Co., Ltd.	47,000	514,532
Longfor Group Holdings Ltd.(a)	115,000	541,347
Luzhou Laojiao Co., Ltd., Class A	4,600	183,232
Maccura Biotechnology Co., Ltd., Class A	21,000	96,180
Mango Excellent Media Co., Ltd., Class A	17,400	156,217
Muyuan Foods Co., Ltd., Class A	18,000	150,703
NanJi E-Commerce Co., Ltd., Class A	89,500	96,896
New China Life Insurance Co., Ltd., Class H	91,600	244,970
Ovctek China, Inc., Class A	9,500	85,515
PetroChina Co., Ltd., Class H	568,000	252,807
Proya Cosmetics Co., Ltd., Class A	3,100	101,322
Shaanxi Coal Industry Co., Ltd., Class A	51,200	98,008
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	148,000	184,708
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	9,300	87,304
Shanghai Baosight Software Co., Ltd., Class A	10,030	95,731
Shanghai M&G Stationery, Inc., Class A	8,600	87,048
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	33,700	79,632
Shenzhen Inovance Technology Co., Ltd., Class A	16,100	173,293
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	32,900	101,178
Silergy Corp.	3,000	544,873
Sino Biopharmaceutical Ltd.	593,000	415,297
Sinoma Science & Technology Co., Ltd., Class A	20,500	109,426
StarPower Semiconductor Ltd., Class A	2,200	131,516
Sungrow Power Supply Co., Ltd., Class A	7,400	169,286
Sunny Optical Technology Group Co., Ltd.	27,100	857,184
Tencent Holdings Ltd.	79,400	4,652,197
Tsingtao Brewery Co., Ltd., Class H	28,000	262,176
Unigroup Guoxin Microelectronics Co., Ltd., Class A	3,700	130,622
Wanhua Chemical Group Co., Ltd., Class A	10,400	164,811
Will Semiconductor Co., Ltd., Class A	4,600	224,300
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	72,600	307,790
Xinyi Solar Holdings Ltd.	157,547	267,149
Yadea Group Holdings Ltd.(a)	192,000	374,331
Yihai International Holding Ltd.*(b)	58,000	268,191
Zhaojin Mining Industry Co., Ltd., Class H	283,500	242,180
Zhongjin Gold Corp., Ltd., Class A	56,700	73,218
Zhongsheng Group Holdings Ltd.	118,700	925,690
Zijin Mining Group Co., Ltd., Class H	274,000	326,144

Total China		28,114,795

Hong Kong - 0.1%
Vinda International Holdings Ltd.(b)	50,000	121,853

Hungary - 0.2%
Richter Gedeon Nyrt	6,672	179,616

India - 19.6%
Adani Ports & Special Economic Zone Ltd.	38,975	382,904
Asian Paints Ltd.	8,051	366,394
Aurobindo Pharma Ltd.	16,932	167,269
Bajaj Finance Ltd.	6,226	584,385
Balkrishna Industries Ltd.	5,160	161,279
Berger Paints India Ltd.	20,925	217,243
Bharat Electronics Ltd.	69,307	195,747
Bharat Petroleum Corp., Ltd.	42,304	219,357
Cipla Ltd.	45,132	573,199
Dabur India Ltd.	26,983	210,552
Divi’s Laboratories Ltd.	4,087	257,209
GAIL India Ltd.	155,139	269,641
Grasim Industries Ltd.	16,367	357,182
Havells India Ltd.	17,577	330,327
HCL Technologies Ltd.	20,693	367,201
Hero MotoCorp., Ltd.	3,904	129,306
Hindalco Industries Ltd.	38,297	244,999
Hindustan Petroleum Corp., Ltd.	49,299	193,885
Hindustan Unilever Ltd.	15,222	483,297
ICICI Bank Ltd.	54,359	541,245
ICICI Lombard General Insurance Co., Ltd.(a)	8,888	167,542

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2021

Investments	Shares	Value
Indian Oil Corp., Ltd.	129,906	$194,853
Indraprastha Gas Ltd.	30,231	191,303
Info Edge India Ltd.	3,430	257,320
Infosys Ltd.	52,459	1,332,194
Ipca Laboratories Ltd.	7,135	207,977
ITC Ltd.	91,144	267,354
JSW Steel Ltd.	80,640	711,581
Jubilant Foodworks Ltd.	5,802	280,290
Larsen & Toubro Infotech Ltd.(a)	2,396	236,326
Larsen & Toubro Ltd.	13,645	348,010
Lupin Ltd.	13,088	167,395
Marico Ltd.	52,111	359,379
Motherson Sumi Systems Ltd.	47,482	142,633
MRF Ltd.	127	125,296
Nestle India Ltd.	1,693	448,799
NTPC Ltd.	121,911	204,017
Oil & Natural Gas Corp., Ltd.	94,162	180,380
Page Industries Ltd.	393	213,702
Petronet LNG Ltd.	90,565	263,646
PI Industries Ltd.	4,007	163,556
Pidilite Industries Ltd.	10,841	359,171
Piramal Enterprises Ltd.	9,214	327,715
Power Grid Corp. of India Ltd.	143,069	393,395
Shree Cement Ltd.	888	322,387
Shriram Transport Finance Co., Ltd.	16,308	266,990
Sun Pharmaceutical Industries Ltd.	31,939	363,363
Tata Consultancy Services Ltd.	17,516	880,882
Tata Consumer Products Ltd.	17,633	176,352
Tata Steel Ltd.	17,868	267,158
Tech Mahindra Ltd.	32,748	788,813
Torrent Pharmaceuticals Ltd.	5,555	244,994
UltraTech Cement Ltd.	3,327	339,749
UPL Ltd.	21,854	219,641
Vedanta Ltd.	51,148	234,769
Wipro Ltd.	38,475	370,254

Total India		18,271,807

Indonesia - 1.2%
Aneka Tambang Tbk PT	1,338,800	211,352
Charoen Pokphand Indonesia Tbk PT	754,400	314,940
Kalbe Farma Tbk PT	2,449,231	277,531
Sarana Menara Nusantara Tbk PT	1,828,700	144,346
Semen Indonesia Persero Tbk PT	289,500	147,263

Total Indonesia		1,095,432

Malaysia - 1.0%
Hartalega Holdings Bhd	191,900	263,943
Kossan Rubber Industries Bhd	38,900	17,928
Sime Darby Plantation Bhd	178,400	161,014
Supermax Corp. Bhd	410,750	144,936
Telekom Malaysia Bhd	135,900	179,416
Westports Holdings Bhd	150,700	146,504

Total Malaysia		913,741

Mexico - 2.9%
America Movil S.A.B. de C.V., Series L	420,400	445,565
Arca Continental S.A.B. de C.V.	32,500	207,276
Coca-Cola Femsa S.A.B. de C.V.	27,800	151,735
Gruma S.A.B. de C.V., Class B	21,328	273,590
Grupo Bimbo S.A.B. de C.V., Series A	162,315	499,437
Grupo Mexico S.A.B. de C.V., Series B	74,100	323,303
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	88,482	134,074
Megacable Holdings S.A.B. de C.V., Series CPO	61,500	209,638
Orbia Advance Corp. S.A.B. de C.V.	66,600	170,104
Wal-Mart de Mexico S.A.B. de C.V.	81,100	301,534

Total Mexico		2,716,256

Philippines - 0.6%
International Container Terminal Services, Inc.	139,010	545,217

Poland - 0.8%
CD Projekt S.A.	5,227	250,171
Cyfrowy Polsat S.A.	17,761	153,003
Polski Koncern Naftowy Orlen S.A.	12,443	229,509
Polskie Gornictwo Naftowe i Gazownictwo S.A.	92,249	144,196

Total Poland		776,879

Russia - 2.1%
MMC Norilsk Nickel PJSC, ADR	9,933	307,228
Mobile TeleSystems PJSC, ADR	24,869	197,709
Novolipetsk Steel PJSC, GDR	7,165	211,511
PhosAgro PJSC, GDR(c)	8,985	193,896
Polymetal International PLC	14,002	248,726
Polyus PJSC, GDR(c)	2,668	235,451
Severstal PAO, GDR(c)	8,497	183,025
Surgutneftegas PJSC, ADR	34,905	186,567
TCS Group Holding PLC, GDR(c)	2,248	189,551

Total Russia		1,953,664

South Africa - 3.5%
African Rainbow Minerals Ltd.	14,245	206,374
Anglo American Platinum Ltd.	2,879	327,724
AngloGold Ashanti Ltd.	14,274	293,977
Capitec Bank Holdings Ltd.	1,922	245,645
Clicks Group Ltd.	10,782	213,161
Exxaro Resources Ltd.	27,737	265,674
Gold Fields Ltd.	19,779	215,809
Harmony Gold Mining Co., Ltd.	39,902	166,508
Impala Platinum Holdings Ltd.	16,421	231,499
Kumba Iron Ore Ltd.	8,433	243,104
Mr. Price Group Ltd.	12,613	157,663
Shoprite Holdings Ltd.	15,552	203,540
SPAR Group Ltd. (The)	19,315	202,251
Tiger Brands Ltd.	11,965	135,693

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2021

Investments	Shares	Value
Vodacom Group Ltd.	22,407	$188,999

Total South Africa		3,297,621

South Korea - 11.0%
BGF Retail Co., Ltd.	1,354	165,726
Cheil Worldwide, Inc.	13,381	257,208
Fila Holdings Corp.*	6,043	182,243
Green Cross Corp.	680	124,702
GS Engineering & Construction Corp.	11,635	387,589
Hankook Tire & Technology Co., Ltd.	4,021	134,287
Korea Investment Holdings Co., Ltd.	3,087	209,566
Korea Zinc Co., Ltd.	370	159,050
KT&G Corp.	2,308	153,381
Kumho Petrochemical Co., Ltd.*	3,406	475,622
LG Chem Ltd.	627	324,379
LG Chem Ltd., (Preference Shares)	627	151,377
LG Corp.	2,331	158,636
LG Electronics, Inc.	5,076	589,264
LG Household & Health Care Ltd.*	299	275,923
LG Innotek Co., Ltd.	1,144	350,297
LG Uplus Corp.	14,045	160,683
Meritz Securities Co., Ltd.	43,157	186,968
NH Investment & Securities Co., Ltd.*	14,413	151,556
Orion Corp.	1,249	108,746
POSCO	1,173	270,863
S-1 Corp.	2,373	147,520
S-Oil Corp.	1,817	130,992
Samsung Electro-Mechanics Co., Ltd.	1,666	276,791
Samsung Electronics Co., Ltd.	53,775	3,542,025
Samsung Electronics Co., Ltd., (Preference Shares)	11,314	677,650
Samsung Securities Co., Ltd.*	7,657	289,211
Seegene, Inc.	4,174	214,186

Total South Korea		10,256,441

Taiwan - 19.5%
Accton Technology Corp.	26,000	244,334
Acer, Inc.	218,000	239,929
Advantech Co., Ltd.	25,895	371,105
Airtac International Group	7,000	258,069
Asia Cement Corp.	173,000	277,005
ASMedia Technology, Inc.	3,000	197,347
Asustek Computer, Inc.	20,000	271,804
Chailease Holding Co., Ltd.	68,877	655,983
Delta Electronics, Inc.	33,000	328,008
Eclat Textile Co., Ltd.	15,000	342,104
Evergreen Marine Corp. Taiwan Ltd.(b)	83,000	427,495
Feng TAY Enterprise Co., Ltd.	43,377	362,951
Fubon Financial Holding Co., Ltd.	116,000	319,905
Giant Manufacturing Co., Ltd.	18,000	224,455
Innolux Corp.	379,000	268,493
Lite-On Technology Corp.	101,000	232,906
MediaTek, Inc.	19,000	817,219
Micro-Star International Co., Ltd.	67,000	388,676
momo.com, Inc.	4,000	234,937
Nan Ya Printed Circuit Board Corp.	16,000	330,791
Nien Made Enterprise Co., Ltd.	28,000	417,465
Novatek Microelectronics Corp.(b)	42,000	818,231
Phison Electronics Corp.	13,000	240,575
Powertech Technology, Inc.	72,000	254,252
Quanta Computer, Inc.	72,000	246,445
Realtek Semiconductor Corp.	33,000	691,799
Synnex Technology International Corp.	194,000	464,192
Taiwan Cement Corp.	171,000	296,671
Taiwan Semiconductor Manufacturing Co., Ltd.	253,291	5,630,317
Unimicron Technology Corp.	42,000	350,671
United Microelectronics Corp.(b)	217,000	509,813
Vanguard International Semiconductor Corp.	38,000	217,010
Walsin Technology Corp.*	60,000	362,164
Wan Hai Lines Ltd.(b)	38,000	272,635
Wistron Corp.	154,000	162,255
Wiwynn Corp.	5,000	201,504
Yuanta Financial Holding Co., Ltd.	308,000	281,650

Total Taiwan		18,211,165

Thailand - 1.0%
Carabao Group PCL, NVDR(b)	44,000	157,401
Charoen Pokphand Foods PCL, NVDR	197,900	151,069
Delta Electronics Thailand PCL, NVDR	14,000	172,669
Gulf Energy Development PCL, NVDR	122,500	167,770
Srisawad Corp. PCL, NVDR	93,100	172,098
Thai Union Group PCL, NVDR	241,900	141,208

Total Thailand		962,215

Turkey - 1.5%
Aselsan Elektronik Sanayi ve Ticaret AS	137,275	215,840
BIM Birlesik Magazalar AS	30,007	138,514
Eregli Demir ve Celik Fabrikalari T.A.S.	98,428	208,719
Ford Otomotiv Sanayi AS	19,815	355,274
KOC Holding AS	66,981	143,144
Turkcell Iletisim Hizmetleri AS	65,104	90,500
Turkiye Sise ve Cam Fabrikalari AS	190,460	191,898

Total Turkey		1,343,889

TOTAL COMMON STOCKS (Cost: $75,299,226)		93,601,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2021

Investments	Principal Amount		Value
FOREIGN CORPORATE BOND - 0.0%

India - 0.0%
Britannia Industries Ltd. 5.50%, 6/3/24 (Cost: $2,259)	164,430	INR	$2,223

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

United States - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d) (Cost: $1,009,949)	1,009,949		1,009,949

TOTAL INVESTMENTS IN SECURITIES - 101.5% (Cost: $76,311,434)			94,614,122
Other Assets less Liabilities - (1.5)%			(1,361,631)

NET ASSETS - 100.0%			$93,252,491

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,825,106 and the total market value of the collateral held by the Fund was $3,051,317. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,041,368.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
China	$27,998,393	$116,402	$—	$28,114,795
Other	65,487,155	—	—	65,487,155
Foreign Corporate Bond	—	2,223	—	2,223
Investment of Cash Collateral for Securities Loaned	—	1,009,949	—	1,009,949

Total Investments in Securities	$93,485,548	$1,128,574	$—	$94,614,122

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.4%

Brazil - 5.8%
Aliansce Sonae Shopping Centers S.A.	294,073	$1,143,558
Alupar Investimento S.A.	859,691	3,719,668
Arezzo Industria e Comercio S.A.	95,415	1,315,082
BR Properties S.A.	914,080	1,199,627
BrasilAgro - Co. Brasileira de Propriedades Agricolas	420,699	2,174,493
Camil Alimentos S.A.	1,041,588	2,128,056
Cia Brasileira de Distribuicao	1,551,774	6,053,869
Cia de Locacao das Americas	641,745	2,708,694
Cia de Saneamento de Minas Gerais-COPASA	972,333	2,218,735
Cia de Saneamento do Parana	3,403,057	5,656,087
Cury Construtora e Incorporadora S.A.	911,791	1,145,877
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	4,207,414	11,919,747
Dexco S.A.*	671,297	1,802,981
EDP - Energias do Brasil S.A.	2,557,653	9,615,306
Ez Tec Empreendimentos e Participacoes S.A.	113,583	417,015
Fleury S.A.	996,751	3,219,309
Fras-Le S.A.	333,681	834,502
Grendene S.A.	2,395,112	3,719,519
Guararapes Confeccoes S.A.	337,004	595,959
Iguatemi S.A.*	161,660	524,452
Industrias Romi S.A.	424,178	1,401,996
Irani Papel e Embalagem S.A.	645,828	800,038
JHSF Participacoes S.A.	1,917,356	1,920,798
Kepler Weber S.A.*	115,368	810,683
Light S.A.	1,264,808	2,668,132
M. Dias Branco S.A.	153,411	702,055
Mahle-Metal Leve S.A.	167,834	928,059
Minerva S.A.	2,718,344	5,173,150
Movida Participacoes S.A.	425,634	1,205,836
MPM Corporeos S.A.	314,553	469,853
Multiplan Empreendimentos Imobiliarios S.A.	828,923	2,785,896
Odontoprev S.A.	2,008,136	4,542,642
Portobello S.A.	624,827	1,081,388
Positivo Tecnologia S.A.	372,449	728,850
Sao Martinho S.A.	813,305	5,028,766
SIMPAR S.A.	246,420	516,730
SLC Agricola S.A.	401,789	3,248,215
Sul America S.A.	1,707,378	8,426,539
SYN prop e tech S.A.	753,469	973,963
Transmissora Alianca de Energia Eletrica S.A.	4,478,785	29,244,777
Unipar Carbocloro S.A.	81,620	1,512,241
Wiz Solucoes e Corretagem de Seguros S.A.	542,140	774,764
YDUQS Participacoes S.A.	551,791	2,036,772

Total Brazil		139,094,679

Chile - 0.8%
CAP S.A.	1,167,870	11,377,137
Empresa Nacional de Telecomunicaciones S.A.	646,840	2,185,742
SMU S.A.	12,040,898	1,215,396
SONDA S.A.	392,452	115,156
Vina Concha y Toro S.A.	2,536,296	3,899,704

Total Chile		18,793,135

China - 15.7%
Anhui Guangxin Agrochemical Co., Ltd., Class A	131,600	805,291
Aoyuan Healthy Life Group Co., Ltd.*(a)	2,293,000	717,638
Asiainfo Technologies Ltd.(a)(b)	1,431,200	2,335,065
Ausnutria Dairy Corp., Ltd.*	2,384,000	2,889,678
BAIC Motor Corp., Ltd., Class H(b)	6,814,000	2,927,914
Bank of Chongqing Co., Ltd., Class A	1,144,500	1,598,225
Bank of Chongqing Co., Ltd., Class H	3,085,500	1,765,110
Beijing Jingneng Clean Energy Co., Ltd., Class H	6,934,000	2,250,173
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(a)	795,000	1,368,457
Biem.L.Fdlkk Garment Co., Ltd., Class A	160,200	639,709
Binjiang Service Group Co., Ltd.	579,000	1,626,425
Bluefocus Intelligent Communications Group Co., Ltd., Class A	1,608,500	2,708,027
Bright Dairy & Food Co., Ltd., Class A	385,900	879,172
C&D International Investment Group Ltd.(a)	3,683,302	7,766,952
Cabbeen Fashion Ltd.	1,236,000	445,488
Central China New Life Ltd.*(a)	3,108,000	2,001,226
Chengdu Wintrue Holding Co., Ltd., Class A	322,400	671,271
Chengdu Xingrong Environment Co., Ltd., Class A	1,263,800	1,253,221
China Automotive Engineering Research Institute Co., Ltd., Class A	404,800	1,182,004
China Bohai Bank Co., Ltd., Class H(b)	11,714,500	4,507,715
China Communications Services Corp., Ltd., Class H	12,124,000	5,909,367
China Datang Corp. Renewable Power Co., Ltd., Class H	2,581,000	1,188,486
China East Education Holdings Ltd.*(b)	1,201,500	752,064
China Everbright Greentech Ltd.(a)(b)	2,294,000	862,129
China Foods Ltd.	3,956,000	1,547,632
China Hanking Holdings Ltd.	7,531,000	1,294,401
China Harmony Auto Holding Ltd.	2,170,500	1,372,518
China Kepei Education Group Ltd.(a)	1,302,000	536,077
China Modern Dairy Holdings Ltd.(a)	8,077,000	1,357,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2021

Investments	Shares	Value
China New Higher Education Group Ltd.(a)(b)	2,352,000	$995,549
China Nonferrous Mining Corp. Ltd.	5,836,000	2,320,537
China Reinsurance Group Corp., Class H	49,870,000	4,797,468
China Renaissance Holdings Ltd.*(a)(b)	605,100	1,147,131
China Risun Group Ltd., Class H(a)	8,398,000	5,095,050
China South City Holdings Ltd.(a)	17,270,000	1,617,062
China South Publishing & Media Group Co., Ltd., Class A	3,016,400	4,529,321
China Tianbao Group Development Co., Ltd.*	253,000	127,858
China Water Affairs Group Ltd.(a)	3,854,000	5,526,688
China World Trade Center Co., Ltd., Class A	343,800	776,785
China XLX Fertiliser Ltd.	813,000	555,814
China Yuhua Education Corp., Ltd.(b)	9,586,000	3,430,466
CIMC Enric Holdings Ltd.(a)	1,460,000	2,123,623
CITIC Telecom International Holdings Ltd.	16,351,000	5,515,838
CMGE Technology Group Ltd.*	4,810,000	1,912,574
Colour Life Services Group Co., Ltd.*	1,906,000	229,806
Consun Pharmaceutical Group Ltd.	4,183,000	2,360,761
CTS International Logistics Corp. Ltd., Class A	765,100	1,642,240
DaFa Properties Group Ltd.(a)	771,000	454,908
Datang Group Holdings Ltd.(a)	1,969,000	1,030,427
Dexin China Holdings Co., Ltd.*(a)	6,186,000	2,118,520
Dynagreen Environmental Protection Group Co., Ltd., Class H	2,278,000	1,171,681
E-Star Commercial Management Co., Ltd.	1,075,000	517,072
Edvantage Group Holdings Ltd.	1,244,000	749,945
EEKA Fashion Holdings Ltd.(a)	974,000	1,661,583
Excellence Commercial Property & Facilities Management Group Ltd.*	3,710,000	2,198,504
Fangda Special Steel Technology Co., Ltd., Class A	6,684,377	8,180,649
Fire Rock Holdings Ltd.(a)	1,540,000	213,332
Fu Shou Yuan International Group Ltd.	3,254,000	2,558,524
Fufeng Group Ltd.*	5,288,000	1,824,548
Fulu Holdings Ltd.(a)	1,018,500	977,179
Ganglong China Property Group Ltd.(a)	2,725,000	1,597,328
Gansu Shangfeng Cement Co., Ltd., Class A	806,900	2,540,969
Genertec Universal Medical Group Co., Ltd.(b)	5,615,500	4,055,163
Greenland Hong Kong Holdings Ltd.	8,039,000	1,546,695
Greentown Management Holdings Co., Ltd.(b)	4,109,000	2,814,420
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	4,276,300	3,972,118
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	551,200	2,136,183
Guizhou Panjiang Refined Coal Co., Ltd., Class A	917,700	1,046,809
Hainan Strait Shipping Co., Ltd., Class A	720,700	678,481
Hangcha Group Co., Ltd., Class A	438,980	1,181,248
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	2,984,200	2,181,956
Health & Happiness H&H International Holdings Ltd.	927,500	1,437,118
Hisense Home Appliances Group Co., Ltd., Class H	1,864,000	2,211,562
Huapont Life Sciences Co., Ltd., Class A	2,108,400	2,395,101
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	776,100	3,451,038
Huijing Holdings Co., Ltd.(a)	3,568,000	892,423
JH Educational Technology, Inc.*(a)	5,556,000	2,009,661
Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	363,100	908,697
Jiangsu Provincial Agricultural Reclamation and Development Corp.	563,100	1,052,276
Jiangsu Shagang Co., Ltd., Class A	1,273,300	1,164,747
Jiangsu Zhongnan Construction Group Co., Ltd., Class A	10,872,200	7,062,362
Jiayuan International Group Ltd.(a)	12,048,000	4,064,266
Jiayuan Services Holdings Ltd.	1,492,000	654,495
Jingrui Holdings Ltd.*(a)	7,231,000	1,604,560
Jinlei Technology Co., Ltd., Class A	91,800	831,959
Jinneng Science&Technology Co., Ltd., Class A	392,200	1,003,061
JNBY Design Ltd.	2,706,500	4,304,683
Kaisa Group Holdings Ltd.*(a)	12,555,000	1,256,096
Kaisa Prosperity Holdings Ltd.*	298,750	459,067
Kehua Data Co., Ltd., Class A	121,400	692,588
KingClean Electric Co., Ltd., Class A	351,982	1,619,260
KWG Living Group Holdings Ltd.	1,700,000	697,767
Lao Feng Xiang Co., Ltd., Class A	159,400	1,146,727
Legend Holdings Corp., Class H(b)	2,192,500	3,239,691
Liuzhou Iron & Steel Co., Ltd., Class A	1,155,300	946,232

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2021

Investments	Shares	Value
Lonking Holdings Ltd.	26,271,000	$7,379,589
Maccura Biotechnology Co., Ltd., Class A	366,500	1,678,573
NanJi E-Commerce Co., Ltd., Class A	2,513,000	2,720,657
Nantong Jianghai Capacitor Co., Ltd., Class A	106,700	457,380
NetDragon Websoft Holdings Ltd.	993,000	2,333,384
Newland Digital Technology Co., Ltd., Class A	851,800	2,421,743
Opple Lighting Co., Ltd., Class A	191,600	624,101
People.cn Co., Ltd., Class A	542,200	1,226,753
Poly Property Group Co., Ltd.	15,314,000	4,026,743
Poly Property Services Co., Ltd.(a)	159,800	1,256,460
Powerlong Commercial Management Holdings Ltd.(a)	245,000	455,665
Prinx Chengshan Holdings Ltd.(a)	1,208,500	1,126,919
Pujiang International Group Ltd.	1,125,000	519,477
Q Technology Group Co., Ltd.(a)	369,000	477,088
Qinhuangdao Port Co., Ltd., Class A	1,695,100	739,388
Radiance Holdings Group Co., Ltd.*(a)	5,730,000	3,050,101
Redco Properties Group Ltd.(a)(b)	2,784,000	932,011
Redsun Properties Group Ltd.(a)	6,320,000	1,775,304
S-Enjoy Service Group Co., Ltd.*(a)	413,000	592,248
Sanquan Food Co., Ltd., Class A	549,800	1,743,425
Shandong Bohui Paper Industrial Co., Ltd., Class A	418,800	679,453
Shandong Chenming Paper Holdings Ltd., Class A	1,005,500	1,142,228
Shandong Chenming Paper Holdings Ltd., Class H(a)	2,886,000	1,380,755
Shanghai Chinafortune Co., Ltd., Class A	341,400	741,365
Shanghai Environment Group Co., Ltd., Class A	308,600	609,613
Shanghai Flyco Electrical Appliance Co., Ltd., Class A	85,300	581,127
Shanghai Industrial Holdings Ltd.	3,828,000	5,577,784
Shanghai Liangxin Electrical Co., Ltd., Class A	674,200	1,885,075
Shanying International Holding Co., Ltd., Class A	1,968,000	1,015,905
Sheng Ye Capital Ltd.(a)	13,000	12,923
Shenzhen Expressway Corp., Ltd., Class A	772,692	1,209,955
Shenzhen Expressway Corp., Ltd., Class H	7,868,000	7,619,435
Shenzhen Huaqiang Industry Co., Ltd., Class A	346,900	937,825
Shenzhen Jinjia Group Co., Ltd., Class A	1,486,985	3,530,025
Shenzhen Megmeet Electrical Co., Ltd., Class A	105,100	528,027
Shinsun Holdings Group Co., Ltd.*(a)	3,322,000	374,968
Shougang Fushan Resources Group Ltd.	26,148,412	8,854,432
Shui On Land Ltd.	21,433,500	2,886,648
Simcere Pharmaceutical Group Ltd.(a)(b)	1,587,000	1,829,987
Sinic Holdings Group Co., Ltd., Class H*†	3,669,000	117,652
Sino-Ocean Group Holding Ltd.	33,811,000	7,892,977
Sino-Ocean Service Holding Ltd.(b)	1,026,500	633,309
Sinopec Engineering Group Co., Ltd., Class H	13,978,500	6,902,919
Sinopec Kantons Holdings Ltd.(a)	7,942,000	3,117,186
Sinosoft Co., Ltd., Class A	364,300	1,563,895
Skyfame Realty Holdings Ltd.	18,666,000	2,059,023
Sunkwan Properties Group Ltd.*(a)	1,598,000	440,683
Suofeiya Home Collection Co., Ltd., Class A	1,078,100	3,755,297
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	2,487,600	2,373,102
TangShan Port Group Co., Ltd., Class A	10,386,600	4,481,654
Tian Lun Gas Holdings Ltd.	3,433,000	3,707,638
Tiangong International Co., Ltd.(a)	3,114,000	1,905,235
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	203,000	1,000,452
Tianli Education International Holdings Ltd.†(a)	11,759,000	2,801,675
Times Neighborhood Holdings Ltd.(a)	2,091,000	775,110
Tong Ren Tang Technologies Co., Ltd., Class H	2,132,888	2,292,575
Tongling Jingda Special Magnet Wire Co., Ltd., Class A	770,500	899,452
Tongyu Heavy Industry Co., Ltd., Class A	2,215,900	1,251,656
Valiant Co., Ltd., Class A	353,200	1,310,088
Vesync Co., Ltd.(a)	19,000	23,079
Wasu Media Holding Co., Ltd., Class A	704,100	934,624
Wuxi Taiji Industry Co., Ltd., Class A	1,626,000	2,061,409
Xiabuxiabu Catering Management China Holdings Co., Ltd.*(b)	842,000	657,720
Xiamen ITG Group Corp., Ltd., Class A	3,309,700	3,744,175
Xiamen Xiangyu Co., Ltd., Class A	2,164,500	2,883,351
Xinjiang Tianshan Cement Co., Ltd., Class A	986,400	2,369,521

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2021

Investments	Shares	Value
Xinte Energy Co., Ltd., Class H(a)	176,400	$326,721
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(a)(b)	430,000	713,698
Yuexiu Transport Infrastructure Ltd.	8,700,000	5,155,522
Yuzhou Group Holdings Co., Ltd.(a)	1,045,634	85,836
Zhaojin Mining Industry Co., Ltd., Class H	1,612,500	1,377,480
Zhejiang Expressway Co., Ltd., Class H(a)	10,866,000	9,686,479
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	1,798,600	3,265,128
Zhejiang JIULI Hi-tech Metals Co., Ltd., Class A	825,900	2,317,006
Zhejiang Medicine Co., Ltd., Class A	499,100	1,337,543
Zhejiang Wanliyang Co., Ltd., Class A	1,199,600	2,774,381
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H(a)	909,200	956,279
Zhenro Properties Group Ltd.(a)	8,769,000	4,172,876
Zhenro Services Group Ltd.(a)	1,124,000	657,420
Zhongliang Holdings Group Co., Ltd.(a)	6,549,500	3,066,285
Zhongshan Broad Ocean Motor Co., Ltd., Class A	2,021,900	2,788,565
Zhongshan Public Utilities Group Co., Ltd., Class A	1,219,902	1,693,949
Zhou Hei Ya International Holdings Co., Ltd.*(a)(b)	966,500	728,938

Total China		372,370,953

Hong Kong - 0.6%
Canvest Environmental Protection Group Co., Ltd.	2,028,000	1,071,708
Concord New Energy Group Ltd.	26,860,000	2,825,084
Digital China Holdings Ltd.(a)	3,841,000	2,438,714
IMAX China Holding, Inc.(b)	696,000	1,031,997
IVD Medical Holding Ltd.	1,938,000	800,426
Modern Dental Group Ltd.	625,000	444,121
Nissin Foods Co., Ltd.(a)	628,000	480,890
Perfect Medical Health Management Ltd.(a)	5,683,000	4,125,775
VPower Group International Holdings Ltd., Class H(a)(b)	1,881,000	311,236
Wasion Holdings Ltd.	4,158,000	1,829,322

Total Hong Kong		15,359,273

Hungary - 0.1%
Magyar Telekom Telecommunications PLC	1,084,410	1,376,848

India - 8.0%
Aegis Logistics Ltd.	295,609	879,840
AIA Engineering Ltd.	26,217	660,383
Ajanta Pharma Ltd.	34,016	1,022,988
Alembic Pharmaceuticals Ltd.	125,864	1,357,765
Amara Raja Batteries Ltd.	164,657	1,411,318
Angel One Ltd.	34,842	554,041
Apollo Tyres Ltd.	535,881	1,579,839
Avanti Feeds Ltd.	75,409	572,905
Bajaj Consumer Care Ltd.	445,632	1,186,983
Balmer Lawrie & Co., Ltd.	623,683	1,022,752
Balrampur Chini Mills Ltd.	157,918	780,714
Bharat Dynamics Ltd.	97,815	512,592
Birla Corp., Ltd.	26,023	497,683
Birlasoft Ltd.	291,771	2,137,974
Blue Star Ltd.	90,065	1,225,956
Carborundum Universal Ltd.	35,087	463,346
Care Ratings Ltd.	128,620	1,071,464
Castrol India Ltd.	3,032,852	5,010,170
CCL Products India Ltd.	144,901	836,728
Ceat Ltd.	47,104	770,063
CESC Ltd.	5,587,116	6,576,557
Chambal Fertilisers and Chemicals Ltd.	624,002	3,314,103
Cochin Shipyard Ltd.(b)	196,179	940,310
Computer Age Management Services Ltd.	30,166	1,081,925
Cosmo Films Ltd.	50,746	953,950
CRISIL Ltd.	57,273	2,222,367
Cyient Ltd.	165,984	2,284,256
DB Corp., Ltd.	472,206	591,086
DCM Shriram Ltd.	82,565	1,064,500
Deepak Fertilisers & Petrochemicals Corp., Ltd.	134,359	673,280
Edelweiss Financial Services Ltd.	1,151,030	1,114,864
Emami Ltd.	519,298	3,625,658
Endurance Technologies Ltd.(b)	22,778	519,000
Engineers India Ltd.	1,484,759	1,398,160
EPL Ltd.	212,096	591,330
Equitas Holdings Ltd.	492,920	735,047
Eris Lifesciences Ltd.(b)	93,155	952,470
Exide Industries Ltd.	615,647	1,394,273
Federal Bank Ltd.	1,348,178	1,505,318
Finolex Cables Ltd.	216,145	1,535,551
Finolex Industries Ltd.	548,940	1,528,615
Firstsource Solutions Ltd.	907,534	2,235,394
Galaxy Surfactants Ltd.	5,711	241,426
Gateway Distriparks Ltd.	394,096	1,475,428
Geojit Financial Services Ltd.	643,834	651,753
GHCL Ltd.	168,949	856,272
Glenmark Pharmaceuticals Ltd.	101,133	719,088
Godawari Power and Ispat Ltd.	140,572	524,670
Godfrey Phillips India Ltd.	56,992	863,364
Godrej Agrovet Ltd.(b)	56,851	395,969
Graphite India Ltd.	61,117	418,447
Great Eastern Shipping Co., Ltd. (The)	359,492	1,442,114
Grindwell Norton Ltd.	39,378	1,015,497
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	241,923	1,434,081
Gujarat Pipavav Port Ltd.	1,396,338	1,874,666
Gujarat State Fertilizers & Chemicals Ltd.	772,571	1,262,750
Gujarat State Petronet Ltd.	399,882	1,587,733
Gulf Oil Lubricants India Ltd.	70,644	428,745
HeidelbergCement India Ltd.	447,563	1,362,817

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2021

Investments	Shares	Value
Hinduja Global Solutions Ltd.	5,234	$232,752
Housing & Urban Development Corp. Ltd.	1,137,110	595,052
ICICI Securities Ltd.(b)	360,964	3,844,632
IIFL Finance Ltd.	195,340	734,210
IIFL Wealth Management Ltd.	166,889	3,187,219
Indiabulls Housing Finance Ltd.	1,536,977	4,507,406
Indian Bank	300,954	565,182
Indian Energy Exchange Ltd.(b)	452,217	1,537,895
IRCON International Ltd.(b)	2,500,047	1,518,479
JB Chemicals & Pharmaceuticals Ltd.	65,869	1,576,997
Jindal Saw Ltd.	473,674	629,882
JK Lakshmi Cement Ltd.	48,165	374,671
JK Paper Ltd.	341,032	940,944
JK Tyre & Industries Ltd.	220,690	413,558
Jubilant Pharmova Ltd.	88,425	697,782
Jyothy Labs Ltd.	258,614	480,798
Kajaria Ceramics Ltd.	102,256	1,774,453
Kalpataru Power Transmission Ltd.	236,706	1,192,674
KEC International Ltd.	149,549	963,857
Kirloskar Ferrous Industries Ltd.	212,513	606,358
Kirloskar Oil Engines Ltd.	161,322	400,724
KPIT Technologies Ltd.	30,609	252,393
LIC Housing Finance Ltd.	1,093,670	5,438,509
Mahanagar Gas Ltd.	202,632	2,352,321
Manappuram Finance Ltd.	855,167	1,893,580
Mazagon Dock Shipbuilders Ltd.	105,557	395,897
Metropolis Healthcare Ltd.(b)	20,496	948,733
Mindspace Business Parks REIT(b)	1,583,488	6,972,101
Motilal Oswal Financial Services Ltd.	68,922	848,966
Multi Commodity Exchange of India Ltd.	44,155	940,175
Natco Pharma Ltd.	91,041	1,107,951
National Aluminium Co., Ltd.	5,453,263	7,409,360
Navin Fluorine International Ltd.	18,628	1,049,609
NBCC India Ltd.	830,522	513,939
NCC Ltd.	454,905	430,514
NIIT Ltd.	263,665	1,600,740
NLC India Ltd.	980,373	818,344
Orient Cement Ltd.	237,411	509,406
Orient Electric Ltd.	22,227	112,353
Phillips Carbon Black Ltd.	368,090	1,201,042
Polyplex Corp. Ltd.	102,216	2,578,926
Praj Industries Ltd.	126,151	568,425
Prestige Estates Projects Ltd.	112,525	718,649
PTC India Ltd.	2,281,447	3,346,871
Quess Corp., Ltd.(b)	55,166	635,515
Rail Vikas Nigam Ltd.	5,901,062	2,758,594
Railtel Corp. of India Ltd.	308,135	484,779
Rallis India Ltd.	185,459	683,599
Ramco Cements Ltd. (The)	49,578	669,682
Rashtriya Chemicals & Fertilizers Ltd.	857,652	879,162
Ratnamani Metals & Tubes Ltd.	14,463	378,319
Redington India Ltd.	2,341,095	4,561,844
Sanofi India Ltd.	25,304	2,684,818
Sasken Technologies Ltd.	26,576	471,167
Shriram City Union Finance Ltd.	29,210	692,747
SJVN Ltd.	7,155,968	2,950,542
SKF India Ltd.	15,019	755,904
Sonata Software Ltd.	177,852	2,095,398
Sterlite Technologies Ltd.	232,020	898,139
Subex Ltd.	968,580	705,565
Sudarshan Chemical Industries	74,047	555,584
Sundram Fasteners Ltd.	135,057	1,658,424
Supreme Petrochem Ltd.	122,304	1,155,325
Suven Pharmaceuticals Ltd.	71,477	474,282
Swaraj Engines Ltd.	41,570	904,930
Tata Chemicals Ltd.	211,700	2,546,586
Techno Electric & Engineering Co., Ltd.	246,027	796,143
Thermax Ltd.	69,046	1,659,746
Thyrocare Technologies Ltd.(b)	71,100	1,059,341
Torrent Power Ltd.	413,559	3,079,620
Trident Ltd.	2,099,494	1,506,787
UTI Asset Management Co., Ltd.	86,800	1,229,739
V-Guard Industries Ltd.	75,991	226,586
Vaibhav Global Ltd.	57,772	457,175
Vardhman Textiles Ltd.	26,697	832,633
Welspun Corp., Ltd.	604,916	1,452,160
Yes Bank Ltd.*(c)	5,997,912	1,105,410
Zensar Technologies Ltd.	100,391	704,358

Total India		189,443,270

Indonesia - 1.2%
Ace Hardware Indonesia Tbk PT	19,213,600	1,725,550
AKR Corporindo Tbk PT	8,745,145	2,521,842
Astra Agro Lestari Tbk PT	1,290,700	860,316
Bank BTPN Syariah Tbk PT	2,443,900	613,869
Bank Danamon Indonesia Tbk PT	3,206,400	528,682
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	17,988,128	1,684,908
Bank Pembangunan Daerah Jawa Timur Tbk PT	33,822,000	1,779,793
BFI Finance Indonesia Tbk PT	25,458,900	2,098,874
Bukit Asam Tbk PT	11,586,200	2,203,024
Ciputra Development Tbk PT	9,700,900	660,226
Erajaya Swasembada Tbk PT	21,210,500	892,917
Indo Tambangraya Megah Tbk PT	1,142,700	1,635,578
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	43,050,870	2,612,805
Japfa Comfeed Indonesia Tbk PT	13,291,400	1,604,014
Link Net Tbk PT	2,399,700	673,482
Media Nusantara Citra Tbk PT	12,462,600	786,974
Medikaloka Hermina Tbk PT	3,390,100	254,510
Mitra Keluarga Karyasehat Tbk PT	11,087,800	1,758,178
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	6,256,300	520,169
Puradelta Lestari Tbk PT	146,253,200	1,959,962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2021

Investments	Shares	Value
Sawit Sumbermas Sarana Tbk PT	17,972,300	$1,216,858

Total Indonesia		28,592,531

Malaysia - 3.7%
Aeon Co. M Bhd	2,579,600	873,076
Ann Joo Resources Bhd	875,800	382,611
Astro Malaysia Holdings Bhd	14,205,400	3,239,350
Bank Islam Malaysia Bhd	3,401,100	2,449,184
Bermaz Auto Bhd	3,423,700	1,298,475
British American Tobacco Malaysia Bhd	960,900	3,224,528
Bursa Malaysia Bhd	6,367,350	10,011,076
Carlsberg Brewery Malaysia Bhd	488,300	2,353,592
DRB-Hicom Bhd	612,400	210,209
Dufu Technology Corp. Bhd	523,800	539,391
Duopharma Biotech Bhd	2,121,533	855,539
Eco World Development Group Bhd	9,571,400	1,941,391
FGV Holdings Bhd	2,403,600	853,895
Fraser & Neave Holdings Bhd	392,100	2,328,506
Frontken Corp. Bhd	1,325,700	1,272,876
Genting Plantations Bhd	577,100	928,125
Globetronics Technology Bhd	2,646,633	1,054,587
Heineken Malaysia Bhd	427,500	2,138,526
Hextar Global Bhd	1,329,400	504,189
IJM Corp. Bhd	10,276,300	3,749,394
Inari Amertron Bhd	12,687,775	12,182,213
Kossan Rubber Industries Bhd	18,709,100	8,622,533
KPJ Healthcare Bhd	2,857,400	761,333
Lotte Chemical Titan Holding Bhd(b)	1,229,500	708,305
Malaysia Building Society Bhd	12,738,228	1,635,850
Malaysian Pacific Industries Bhd	90,100	1,067,531
Malaysian Resources Corp. Bhd	7,931,000	675,829
Mega First Corp. Bhd	1,986,700	1,669,095
My EG Services Bhd	6,328,496	1,625,418
Scientex Bhd	2,471,200	2,841,346
SKP Resources Bhd	2,386,625	996,814
Sunway Bhd	2,990,100	1,234,511
Supermax Corp. Bhd	3,717,626	1,311,788
Syarikat Takaful Malaysia Keluarga Bhd	752,000	667,883
TIME dotCom Bhd	4,429,700	4,891,171
Uchi Technologies Bhd	2,747,200	2,070,621
UMW Holdings Bhd	735,000	523,992
Unisem M Bhd	449,700	440,417
ViTrox Corp. Bhd	82,600	394,957
VS Industry Bhd	5,897,550	1,939,425
Yinson Holdings Bhd	874,500	1,259,482

Total Malaysia		87,729,034

Mexico - 3.1%
Alpek S.A.B. de C.V.(a)	3,847,915	4,189,179
Banco del Bajio S.A.(b)	6,543,804	11,767,016
Bolsa Mexicana de Valores S.A.B. de C.V.(a)	3,929,254	7,472,591
Corp. Inmobiliaria Vesta S.A.B. de C.V.	5,926,979	11,940,843
GCC S.A.B. de C.V.	333,574	2,582,692
Grupo Comercial Chedraui S.A. de C.V.	389,273	806,888
Grupo Rotoplas S.A.B. de C.V.*(a)	523,688	719,319
Industrias Bachoco S.A.B. de C.V., Series B(a)	770,759	2,737,673
Megacable Holdings S.A.B. de C.V., Series CPO	4,266,338	14,542,865
Promotora y Operadora de Infraestructura S.A.B. de C.V.	503,707	3,938,095
Qualitas Controladora S.A.B. de C.V.(a)	1,612,044	8,183,496
Regional S.A.B. de C.V.	1,079,627	5,601,505

Total Mexico		74,482,162

Philippines - 1.3%
Alliance Global Group, Inc.	2,035,000	470,912
Century Pacific Food, Inc.	2,839,300	1,628,662
D&L Industries, Inc.	5,816,700	1,077,959
DMCI Holdings, Inc.	34,164,100	5,165,568
First Gen Corp.	2,379,800	1,299,749
GT Capital Holdings, Inc.	57,300	606,795
LT Group, Inc.	21,649,900	4,203,246
Megaworld Corp.	20,167,000	1,245,792
Metro Pacific Investments Corp.	28,521,000	2,181,338
Nickel Asia Corp.	13,695,300	1,436,875
Puregold Price Club, Inc.	1,221,800	941,643
Robinsons Land Corp.	6,916,526	2,604,252
Robinsons Retail Holdings, Inc.	629,350	807,167
Security Bank Corp.	1,046,720	2,442,706
Semirara Mining & Power Corp.	8,624,800	3,611,109
Wilcon Depot, Inc.	1,452,100	868,540

Total Philippines		30,592,313

Poland - 0.6%
Asseco Poland S.A.	250,674	5,376,828
Bank Handlowy w Warszawie S.A.	137,804	2,017,278
Ciech S.A.	211,437	2,203,343
LiveChat Software S.A.	57,203	1,657,729
TEN Square Games S.A.	12,601	1,091,144
Warsaw Stock Exchange	221,897	2,280,412

Total Poland		14,626,734

South Africa - 8.5%
Adcock Ingram Holdings Ltd.	568,622	1,797,430
Advtech Ltd.	2,595,487	2,858,939
AECI Ltd.	690,162	4,843,242
African Rainbow Minerals Ltd.	1,335,766	19,351,868
Afrimat Ltd.	533,738	1,920,587
Astral Foods Ltd.	269,936	2,920,078
AVI Ltd.	3,015,986	13,964,998
Cashbuild Ltd.	190,353	3,112,677
Coronation Fund Managers Ltd.	1,990,175	6,551,616
DataTec Ltd.	645,520	1,557,175
Dis-Chem Pharmacies Ltd.(b)	642,356	1,425,580
DRDGOLD Ltd.(a)	3,099,673	2,563,639
Equites Property Fund Ltd.	6,157,978	8,870,421
Harmony Gold Mining Co., Ltd.	1,636,404	6,828,603

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2021

Investments	Shares	Value
Investec Ltd.	1,517,646	$8,325,182
Italtile Ltd.	2,350,910	2,474,642
JSE Ltd.	670,694	4,706,625
KAP Industrial Holdings Ltd.	9,679,622	2,650,373
Metair Investments Ltd.	859,911	1,481,676
Momentum Metropolitan Holdings	2,479,012	2,943,438
Motus Holdings Ltd.	1,185,991	8,180,811
Oceana Group Ltd.(a)	623,402	2,169,408
Omnia Holdings Ltd.	921,117	3,694,279
Pick n Pay Stores Ltd.(a)	1,272,852	4,184,621
PSG Group Ltd.*	806,268	4,508,230
Raubex Group Ltd.	550,558	1,372,945
Resilient REIT Ltd.	2,530,778	9,474,561
Royal Bafokeng Platinum Ltd.(a)	1,984,023	19,432,486
Santam Ltd.	132,215	2,228,436
SPAR Group Ltd. (The)	1,657,061	17,351,381
Tiger Brands Ltd.	977,411	11,084,674
Transaction Capital Ltd.	355,561	1,003,190
Truworths International Ltd.	4,481,310	14,670,955
Wilson Bayly Holmes-Ovcon Ltd.	177,744	1,261,582

Total South Africa		201,766,348

South Korea - 11.3%
Aekyung Chemical Co., Ltd.	53,368	487,102
AfreecaTV Co., Ltd.	7,777	1,326,097
Ahnlab, Inc.(a)	11,327	942,368
APTC Co., Ltd.	58,651	1,092,845
BGF Retail Co., Ltd.	16,185	1,981,003
BH Co., Ltd.*	45,356	885,181
Binggrae Co., Ltd.	15,538	695,370
BNK Financial Group, Inc.(a)	1,294,537	9,147,517
Caregen Co., Ltd.	13,316	744,912
Cheil Worldwide, Inc.	471,733	9,067,591
Chong Kun Dang Pharmaceutical Corp.	6,524	609,181
CJ Corp.	36,512	2,561,599
CS Wind Corp.	17,625	974,101
Cuckoo Holdings Co., Ltd.	30,741	495,218
Dae Won Kang Up Co., Ltd.	171,177	537,111
Daeduck Electronics Co., Ltd.	73,272	1,534,783
Daesang Corp.	58,599	1,148,565
Daesang Holdings Co., Ltd.	37,547	306,377
Daishin Securities Co., Ltd.	339,241	5,322,267
Danawa Co., Ltd.(a)	28,708	633,931
DB Financial Investment Co., Ltd.	225,084	1,245,891
DB HiTek Co., Ltd.*(a)	44,212	2,703,859
DGB Financial Group, Inc.	803,960	6,343,760
Digital Daesung Co., Ltd.	151,583	1,169,309
DL Holdings Co., Ltd.(a)	26,802	1,373,074
Dohwa Engineering Co., Ltd.	61,933	398,559
DongKook Pharmaceutical Co., Ltd.	22,554	413,609
Dongkuk Steel Mill Co., Ltd.(a)	89,545	1,197,700
Dongsuh Cos., Inc.(a)	155,904	4,065,635
Dongsung Chemical Co., Ltd.	105,080	423,856
Dongsung Finetec Co., Ltd.	87,303	844,572
Dongwon Development Co., Ltd.	334,765	1,503,802
DoubleUGames Co., Ltd.	7,359	358,432
Douzone Bizon Co., Ltd.	10,193	625,942
DTR Automotive Corp.	33,477	2,021,997
EBEST Investment & Securities Co., Ltd.(a)	200,686	1,382,644
Echo Marketing, Inc.(a)	56,190	789,378
Ecopro Co., Ltd.	9,639	952,751
Eugene Investment & Securities Co., Ltd.	200,583	606,600
F&F Holdings Co., Ltd.(a)	51,922	1,454,471
Fila Holdings Corp.*	18,174	548,087
GOLFZON Co., Ltd.	12,182	1,791,305
Green Cross Corp.	3,355	615,260
Green Cross Holdings Corp.	73,661	1,682,352
GS Engineering & Construction Corp.	275,939	9,192,163
HAESUNG DS Co., Ltd.	28,613	1,175,811
Halla Holdings Corp.	45,517	1,755,587
Han Kuk Carbon Co., Ltd.	68,949	623,514
Hana Materials, Inc.	10,332	545,825
Hana Pharm Co., Ltd.	8,151	138,164
Handsome Co., Ltd.	23,148	693,223
Hanil Cement Co., Ltd.	102,652	1,813,411
Hanil Holdings Co., Ltd.	11,467	130,225
Hanjin Transportation Co., Ltd.(a)	7,551	191,197
Hankook & Co. Co., Ltd.(a)	104,735	1,383,251
Hanmi Semiconductor Co., Ltd.	67,423	2,146,760
Hansae Co., Ltd.	52,355	966,723
Hansol Chemical Co., Ltd.	10,750	2,762,671
Hansol Paper Co., Ltd.	90,010	1,022,196
Hanssem Co., Ltd.(a)	20,315	1,582,477
Hanwha Aerospace Co., Ltd.(a)	44,123	1,781,623
Hanwha Corp.(a)	108,033	2,853,616
Hanwha Life Insurance Co., Ltd.(a)	298,047	735,872
Hanwha Systems Co., Ltd.(a)	103,681	1,395,496
Hanyang Eng Co., Ltd.	46,795	663,298
HDC Holdings Co., Ltd.	77,314	679,648
Hite Jinro Co., Ltd.(a)	81,153	2,058,265
HS Industries Co., Ltd.	181,549	931,608
Huchems Fine Chemical Corp.(a)	85,996	1,674,706
Huons Co., Ltd.(a)	6,701	268,886
Huvis Corp.	20,187	145,873
Hyosung TNC Corp.(a)	3,462	1,517,310
Hyundai Department Store Co., Ltd.	20,876	1,318,854
Hyundai Elevator Co., Ltd.(a)	47,673	1,652,263
Hyundai Greenfood Co., Ltd.(a)	102,890	741,760
Hyundai Marine & Fire Insurance Co., Ltd.(a)	252,471	4,874,203
Hyundai Motor Securities Co., Ltd.	173,942	1,807,095
Hyundai Wia Corp.(a)	21,013	1,412,356
iMarketKorea, Inc.	163,804	1,474,408
Innocean Worldwide, Inc.(a)	32,862	1,531,487
IS Dongseo Co., Ltd.	33,531	1,248,157
JB Financial Group Co., Ltd.	990,262	6,955,783
JW Life Science Corp.(a)	42,007	489,419
KCC Glass Corp.	86,099	4,338,448
KEPCO Plant Service & Engineering Co., Ltd.(a)	85,108	2,759,969

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2021

Investments	Shares	Value
Kginicis Co., Ltd.	31,910	$510,023
KIWOOM Securities Co., Ltd.(a)	52,238	4,701,969
Koentec Co., Ltd.(a)	177,270	1,285,440
Koh Young Technology, Inc.(a)	41,984	837,031
Kolon Corp.	18,154	504,723
Kolon Industries, Inc.(a)	38,743	2,310,729
Korea Aerospace Industries Ltd.	70,582	1,926,718
Korea Asset In Trust Co., Ltd.	481,192	1,653,560
Korea Electric Terminal Co., Ltd.(a)	13,992	898,077
Korea Petrochemical Ind Co., Ltd.(a)	8,452	1,301,128
Korea Real Estate Investment & Trust Co., Ltd.	992,628	2,175,223
Korean Reinsurance Co.	633,648	4,930,594
KSS LINE Ltd.	41,131	410,012
KTB Investment & Securities Co., Ltd.	203,185	887,092
Kukdo Chemical Co., Ltd.	11,818	561,697
KUMHOE&C Co., Ltd.(a)	178,887	1,745,606
Kyobo Securities Co., Ltd.	84,237	593,113
Kyungdong Pharm Co., Ltd.	126,481	1,218,261
LEADCORP, Inc. (The)	128,115	949,479
LEENO Industrial, Inc.(a)	17,179	2,865,696
LF Corp.	53,856	781,507
LIG Nex1 Co., Ltd.	31,923	1,842,202
Lotte Chilsung Beverage Co., Ltd.(a)	7,798	875,737
Lotte Data Communication Co.*	12,925	393,050
LOTTE Fine Chemical Co., Ltd.(a)	35,222	2,222,208
LOTTE Himart Co., Ltd.(a)	37,184	786,690
LS Cable & System Asia Ltd.	64,757	431,986
LS Corp.	73,627	3,350,764
LS Electric Co., Ltd.	36,029	1,691,203
LX International Corp.	52,106	1,159,372
LX Semicon Co., Ltd.(a)	29,664	4,174,795
Maeil Dairies Co., Ltd.	8,226	475,395
Mcnex Co., Ltd.	23,463	1,134,908
MegaStudyEdu Co., Ltd.(a)	21,038	1,458,281
Meritz Fire & Marine Insurance Co., Ltd.	418,776	11,819,083
Meritz Securities Co., Ltd.(a)	3,562,743	15,434,807
Mirae Asset Life Insurance Co., Ltd.(a)	208,119	701,171
NICE Holdings Co., Ltd.(a)	41,896	563,900
NICE Information Service Co., Ltd.(a)	51,260	776,177
NongShim Co., Ltd.(a)	5,611	1,503,347
Orion Holdings Corp.	78,614	1,054,800
Osstem Implant Co., Ltd.(a)	8,023	963,097
Partron Co., Ltd.(a)	132,008	1,476,935
PI Advanced Materials Co., Ltd.	26,771	1,240,868
Poongsan Corp.(a)	47,046	1,232,793
Posco International Corp.(a)	168,156	3,175,691
Samjin Pharmaceutical Co., Ltd.	56,766	1,255,895
SAMT Co., Ltd.	258,132	965,213
Samyang Holdings Corp.	17,662	1,459,019
Samyang Packaging Corp.	40,757	857,140
SaraminHR Co., Ltd.(a)	24,820	866,482
Seohee Construction Co., Ltd.*	834,707	1,165,606
Seoul Semiconductor Co., Ltd.	44,112	571,461
SFA Engineering Corp.	44,679	1,354,934
SGC Energy Co., Ltd.(a)	25,322	1,007,555
Shinsegae, Inc.	3,368	719,640
SIMMTECH Co., Ltd.	27,449	1,054,088
SK D&D Co., Ltd.	9,453	252,478
SK Discovery Co., Ltd.(a)	23,795	928,781
SK Networks Co., Ltd.	302,981	1,279,465
SL Corp.(a)	41,462	1,088,214
SNT Dynamics Co., Ltd.	69,821	526,264
SNT Motiv Co., Ltd.	30,804	1,219,203
Soulbrain Co., Ltd.(a)	4,432	1,038,328
Taeyoung Engineering & Construction Co., Ltd.	88,832	784,636
TES Co., Ltd.	35,757	894,865
Tongyang Life Insurance Co., Ltd.	273,763	1,519,946
TS Corp.	741,039	1,882,597
Unid Co., Ltd.	15,974	1,350,483
Wemade Co., Ltd.(a)	6,816	1,020,035
WiSoL Co., Ltd.	13,246	121,456
WONIK IPS Co., Ltd.(a)	22,114	786,896
Woongjin Thinkbig Co., Ltd.	289,345	772,804
Youlchon Chemical Co., Ltd.(a)	36,761	842,681
Youngone Corp.(a)	37,113	1,362,761
Yuanta Securities Korea Co., Ltd.	292,279	988,401

Total South Korea		269,363,830

Taiwan - 28.2%
AcBel Polytech, Inc.(a)	1,616,303	2,138,168
Acer, Inc.(a)	14,552,000	16,015,773
Advancetek Enterprise Co., Ltd.	583,000	484,657
Alltek Technology Corp.	589,000	625,894
Arcadyan Technology Corp.(a)	860,681	3,966,344
Asia Optical Co., Inc.*	347,000	1,177,695
Asia Vital Components Co., Ltd.(a)	481,000	1,533,386
ASROCK, Inc.(a)	194,000	1,973,868
BES Engineering Corp.	3,096,000	1,013,835
C Sun Manufacturing Ltd.(a)	807,000	1,519,670
Capital Futures Corp.	860,000	1,210,720
Capital Securities Corp.(a)	11,786,340	7,220,821
Cathay Real Estate Development Co., Ltd.(a)	1,903,000	1,324,059
Central Reinsurance Co., Ltd.	871,000	933,428
Century Iron & Steel Industrial Co., Ltd.(a)	365,000	1,457,784
Chang Wah Electromaterials, Inc.(a)	1,037,000	1,458,029
Charoen Pokphand Enterprise(a)	1,128,000	3,286,110
Chenbro Micom Co., Ltd.	413,000	1,164,347
Cheng Loong Corp.(a)	3,683,000	4,699,096
Cheng Uei Precision Industry Co., Ltd.(a)	1,429,000	2,042,757
Chicony Electronics Co., Ltd.(a)	5,125,652	15,247,087

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2021

Investments	Shares	Value
Chicony Power Technology Co., Ltd.(a)	814,625	$2,299,570
China Bills Finance Corp.	3,982,000	2,475,527
China Chemical & Pharmaceutical Co., Ltd.	1,699,000	1,390,912
China General Plastics Corp.(a)	1,724,000	2,162,244
China Metal Products(a)	753,000	899,507
China Steel Chemical Corp.(a)	377,726	1,645,136
China Steel Structure Co., Ltd.(a)	614,000	1,313,796
ChipMOS Technologies, Inc.(a)	1,913,000	3,360,386
Chong Hong Construction Co., Ltd.(a)	1,092,000	2,881,267
Chroma ATE, Inc.(a)	779,132	5,632,212
Chun Yuan Steel Industry Co., Ltd.(a)	860,000	758,449
Chung Hung Steel Corp.(a)	724,000	1,076,828
Chung-Hsin Electric & Machinery Manufacturing Corp.(a)	1,427,000	2,333,891
Cleanaway Co., Ltd.(a)	495,161	4,178,989
Compeq Manufacturing Co., Ltd.(a)	3,007,000	4,754,988
Continental Holdings Corp.(a)	2,013,000	1,829,868
CTCI Corp.(a)	2,188,190	2,942,157
D-Link Corp.	1,929,240	1,324,884
DA CIN Construction Co., Ltd.(a)	1,957,000	2,316,541
Darfon Electronics Corp.(a)	903,000	1,654,755
Daxin Materials Corp.(a)	332,000	1,847,978
Eastern Media International Corp.(a)	402,800	481,170
Edom Technology Co., Ltd.	1,219,000	1,436,347
Elan Microelectronics Corp.(a)	1,276,409	7,842,901
Elite Advanced Laser Corp.(a)	609,000	1,250,269
Elite Material Co., Ltd.(a)	1,036,163	10,411,440
Elite Semiconductor Microelectronics Technology, Inc.(a)	559,000	3,333,755
Ennoconn Corp.(a)	85,245	728,682
Eternal Materials Co., Ltd.(a)	3,032,494	4,439,079
Everlight Electronics Co., Ltd.(a)	1,227,165	2,337,499
Far Eastern Department Stores Ltd.(a)	2,675,841	2,074,558
Far Eastern International Bank	7,952,459	3,089,924
Faraday Technology Corp.(a)	200,000	1,727,690
Farglory F T Z Investment Holding Co., Ltd.(a)	513,000	1,251,581
Farglory Land Development Co., Ltd.(a)	1,878,640	4,196,333
Feng Hsin Steel Co., Ltd.(a)	1,826,950	5,513,801
Fitipower Integrated Technology, Inc.(a)	186,000	1,895,833
FLEXium Interconnect, Inc.*	1,263,028	4,770,536
Flytech Technology Co., Ltd.(a)	765,000	2,187,136
Formosa International Hotels Corp.(a)	270,000	1,473,597
Formosa Sumco Technology Corp.(a)	153,000	1,603,716
Formosan Union Chemical(a)	2,188,000	1,826,826
Fortune Electric Co., Ltd.(a)	367,000	495,444
Foxsemicon Integrated Technology, Inc.(a)	192,197	1,771,433
Fusheng Precision Co., Ltd.(a)	365,000	2,559,367
Fwusow Industry Co., Ltd.	1,035,000	759,407
Gemtek Technology Corp.(a)	1,116,000	1,302,881
Generalplus Technology, Inc.	295,000	721,853
Genius Electronic Optical Co., Ltd.(a)	192,280	3,676,442
Getac Holdings Corp.(a)	3,147,292	6,336,219
Gigabyte Technology Co., Ltd.(a)	1,480,000	8,318,213
Global Brands Manufacture Ltd.*	754,400	1,052,512
Global Mixed Mode Technology, Inc.(a)	296,000	2,840,496
Global PMX Co., Ltd.(a)	172,000	1,125,239
Global Unichip Corp.(a)	67,000	1,419,091
Gold Circuit Electronics Ltd.(a)	432,000	1,186,685
Goldsun Building Materials Co., Ltd.(a)	4,492,000	4,732,779
Grape King Bio Ltd.(a)	318,988	1,844,728
Great Wall Enterprise Co., Ltd.(a)	3,912,676	7,551,845
Greatek Electronics, Inc.(a)	1,523,000	4,299,212
HannsTouch Solution, Inc.	1,524,000	950,193
Highwealth Construction Corp.(a)	5,291,000	8,844,788
Hiyes International Co., Ltd.	376,000	1,474,536
Ho Tung Chemical Corp.	3,962,000	1,596,715
Holiday Entertainment Co., Ltd.	310,000	676,763
Holtek Semiconductor, Inc.(a)	1,007,773	4,097,823
Holy Stone Enterprise Co., Ltd.(a)	783,000	3,381,953
Hong TAI Electric Industrial	1,233,000	1,198,818
Hota Industrial Manufacturing Co., Ltd.(a)	254,146	838,672
Hotai Finance Co., Ltd.(a)	496,000	1,652,915
Hsin Kuang Steel Co., Ltd.(a)	488,000	1,026,551
Hsin Yung Chien Co., Ltd.(a)	313,000	1,380,200
Hsing TA Cement Co.	1,674,000	1,258,510
Huaku Development Co., Ltd.	1,367,296	4,516,964
Huang Hsiang Construction Corp.(a)	1,369,000	1,853,076
Hung Ching Development & Construction Co., Ltd.	638,000	719,471
Hung Sheng Construction Ltd.	1,370,000	1,188,419
I-Sheng Electric Wire & Cable Co., Ltd.	1,185,000	1,837,442
IBF Financial Holdings Co., Ltd.	12,425,117	7,207,978
ITE Technology, Inc.	672,000	2,635,342
ITEQ Corp.(a)	689,000	3,536,271
Jentech Precision Industrial Co., Ltd.	92,000	1,356,707
Jia Wei Lifestyle, Inc.(a)	466,000	1,291,871
Kenda Rubber Industrial Co., Ltd.(a)	1,027,000	1,154,433
Kerry TJ Logistics Co., Ltd.(a)	723,000	1,174,643

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2021

Investments	Shares	Value
Kindom Development Co., Ltd.(a)	2,255,200	$3,077,088
King Slide Works Co., Ltd.	88,004	1,644,489
King Yuan Electronics Co., Ltd.(a)	4,408,000	7,137,688
King’s Town Bank Co., Ltd.(a)	4,026,000	5,900,687
Kinik Co.(a)	610,495	2,669,964
Kinsus Interconnect Technology Corp.	113,000	951,639
KS Terminals, Inc.(a)	199,000	659,569
Kung Long Batteries Industrial Co., Ltd.(a)	579,000	2,898,453
L&K Engineering Co., Ltd.(a)	550,000	647,071
Lelon Electronics Corp.(a)	392,000	943,622
Lian HWA Food Corp.(a)	162,000	405,776
Lien Hwa Industrial Holdings Corp.(a)	2,291,451	5,126,715
Longchen Paper & Packaging Co., Ltd.(a)	1,302,026	1,148,279
Lotes Co., Ltd.(a)	151,106	4,156,275
Machvision, Inc.(a)	151,000	1,522,717
Macronix International Co., Ltd.(a)	4,671,000	7,124,596
Makalot Industrial Co., Ltd.(a)	546,881	4,882,337
Marketech International Corp.(a)	141,000	927,531
Mayer Steel Pipe Corp.	631,000	721,840
Mercuries & Associates Holding Ltd.(a)	1,403,000	1,148,587
Merida Industry Co., Ltd.(a)	455,043	5,386,438
Merry Electronics Co., Ltd.	14,582	49,754
Mirle Automation Corp.(a)	869,560	1,375,041
Nak Sealing Technologies Corp.	383,000	1,358,019
Namchow Holdings Co., Ltd.	527,000	956,208
Nan Kang Rubber Tire Co., Ltd.(a)	776,000	1,124,719
Nan Liu Enterprise Co., Ltd.(a)	421,000	1,719,485
Nantex Industry Co., Ltd.(a)	977,615	3,010,547
Nichidenbo Corp.	1,306,000	2,544,309
Nuvoton Technology Corp.(a)	123,872	631,292
O-Bank Co., Ltd.	1,668,000	482,307
Ocean Plastics Co., Ltd.	647,000	819,653
OptoTech Corp.(a)	2,045,000	5,255,340
Pan German Universal Motors Ltd.(a)	175,000	1,369,411
Pan Jit International, Inc.(a)	431,000	1,666,859
Pan-International Industrial Corp.(a)	763,000	1,086,572
Polytronics Technology Corp.(a)	257,017	1,161,207
Power Wind Health Industry, Inc.(a)	123,901	606,809
Powertech Technology, Inc.(a)	4,179,000	14,757,231
President Securities Corp.(a)	6,904,520	5,902,046
Primax Electronics Ltd.(a)	2,102,000	4,307,782
Prince Housing & Development Corp.(a)	4,302,000	2,083,594
Promate Electronic Co., Ltd.(a)	1,391,000	2,104,072
Qisda Corp.(a)	8,975,000	9,877,788
Radium Life Tech Co., Ltd.(a)	1,662,000	651,776
Rechi Precision Co., Ltd.	1,446,000	998,251
Rexon Industrial Corp., Ltd.(a)	755,000	1,541,819
RichWave Technology Corp.(a)	86,000	848,592
Ruentex Development Co., Ltd.(a)	484,000	1,116,102
Ruentex Engineering & Construction Co.	25,000	110,691
Ruentex Industries Ltd.(a)	601,260	2,118,873
Sampo Corp.(a)	3,254,000	3,516,630
Sanyang Motor Co., Ltd.(a)	2,569,000	2,511,709
SDI Corp.(a)	247,000	1,566,794
Sercomm Corp.	629,488	1,722,349
Shin Foong Specialty & Applied Materials Co., Ltd.(a)	234,000	1,395,525
Shin Zu Shing Co., Ltd.(a)	954,000	3,330,914
Shiny Chemical Industrial Co., Ltd.(a)	258,110	1,637,268
Sigurd Microelectronics Corp.(a)	1,307,000	2,777,735
Sinbon Electronics Co., Ltd.(a)	489,120	5,020,786
Sincere Navigation Corp.(a)	638,000	673,351
Sinon Corp.(a)	2,699,000	2,755,873
Sinyi Realty, Inc.	1,621,000	2,053,567
Sitronix Technology Corp.(a)	333,000	3,851,520
Sonix Technology Co., Ltd.(a)	785,000	2,610,330
Standard Chemical & Pharmaceutical Co., Ltd.(a)	875,000	1,363,086
Standard Foods Corp.(a)	1,351,896	2,584,859
Stark Technology, Inc.(a)	760,000	1,999,783
Sunny Friend Environmental Technology Co., Ltd.(a)	209,000	1,507,048
Sunonwealth Electric Machine Industry Co., Ltd.(a)	1,219,000	1,956,251
Sunrex Technology Corp.(a)	525,000	905,140
Supreme Electronics Co., Ltd.(a)	2,066,506	3,771,950
Symtek Automation Asia Co., Ltd.(a)	296,000	1,235,696
Syncmold Enterprise Corp.(a)	856,915	2,174,267
Synnex Technology International Corp.(a)	9,847,600	23,562,769
Systex Corp.(a)	934,000	2,862,732
T3EX Global Holdings Corp.(a)	261,000	1,287,689
Ta Ya Electric Wire & Cable(a)	76,172	68,692
TA-I Technology Co., Ltd.(a)	615,000	1,453,754
Taichung Commercial Bank Co., Ltd.	5,494,316	2,412,836
Taiflex Scientific Co., Ltd.(a)	1,207,000	2,072,234
Tainan Spinning Co., Ltd.(a)	1,394,000	1,287,335
Taisun Enterprise Co., Ltd.(a)	1,414,000	1,395,243
Taita Chemical Co., Ltd.(a)	842,000	1,051,473
Taiwan Business Bank(a)	4,947,958	1,770,513
Taiwan Cogeneration Corp.	1,870,970	2,562,973
Taiwan Fertilizer Co., Ltd.(a)	2,074,000	5,247,407
Taiwan FU Hsing Industrial Co., Ltd.	1,583,000	2,374,471
Taiwan Hon Chuan Enterprise Co., Ltd.(a)	1,570,692	4,064,826
Taiwan Mask Corp.(a)	429,300	1,675,802

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2021

Investments	Shares	Value
Taiwan Navigation Co., Ltd.(a)	653,000	$876,819
Taiwan Paiho Ltd.(a)	715,000	2,111,378
Taiwan PCB Techvest Co., Ltd.	1,709,302	2,999,480
Taiwan Sakura Corp.(a)	1,014,000	2,528,861
Taiwan Secom Co., Ltd.	1,219,000	4,582,210
Taiwan Styrene Monomer(a)	1,492,000	938,331
Taiwan Surface Mounting Technology Corp.(a)	648,000	2,892,543
Test Research, Inc.(a)	997,115	2,108,332
Thinking Electronic Industrial Co., Ltd.(a)	265,000	1,508,566
Ton Yi Industrial Corp.	1,824,000	959,237
Tong Hsing Electronic Industries Ltd.	300,552	3,231,800
Tong Yang Industry Co., Ltd.(a)	1,052,685	1,259,402
Topco Scientific Co., Ltd.	1,037,521	5,925,049
Topkey Corp.(a)	277,000	1,501,789
Transcend Information, Inc.(a)	803,479	2,122,901
Tripod Technology Corp.(a)	2,268,928	10,210,053
Tsann Kuen Enterprise Co., Ltd.(a)	187,000	260,558
TSRC Corp.	687,000	1,003,173
Ttet Union Corp.(a)	157,000	899,429
Tung Ho Steel Enterprise Corp.	2,030,722	4,925,053
TXC Corp.(a)	685,549	2,614,140
Tyntek Corp.(a)	917,000	939,637
U-Ming Marine Transport Corp.(a)	754,420	1,646,979
Unitech Computer Co., Ltd.(a)	592,000	797,051
United Integrated Services Co., Ltd.(a)	1,810,000	11,873,893
Universal Cement Corp.(a)	2,118,000	1,653,551
UPC Technology Corp.(a)	2,289,000	1,787,053
USI Corp.(a)	2,488,000	2,837,185
Visual Photonics Epitaxy Co., Ltd.	350,750	1,825,568
Wah Lee Industrial Corp.(a)	857,580	3,316,625
Walsin Lihwa Corp.(a)	6,532,000	6,256,479
Wan Hai Lines Ltd.(a)	381,000	2,733,527
Wei Chuan Foods Corp.(a)	1,318,000	1,059,945
Weikeng Industrial Co., Ltd.(a)	1,689,431	1,950,964
Weltrend Semiconductor(a)	404,000	1,410,576
WinWay Technology Co., Ltd.	119,000	1,864,550
Wistron NeWeb Corp.(a)	740,722	2,088,275
Wowprime Corp.(a)	160,000	780,713
WPG Holdings Ltd.(a)	6,604,058	12,555,516
WT Microelectronics Co., Ltd.(a)	1,160,678	3,083,451
YC INOX Co., Ltd.	1,476,793	1,724,091
Yem Chio Co., Ltd.	2,166,000	1,209,553
YFY, Inc.	4,868,000	6,255,011
Yulon Finance Corp.(a)	650,675	4,115,666
Yulon Motor Co., Ltd.(a)	1,081,000	1,637,109
Zeng Hsing Industrial Co., Ltd.(a)	405,000	2,137,203
Zenitron Corp.	958,000	1,204,988
Zero One Technology Co., Ltd.	841,184	1,337,770
Zippy Technology Corp.	1,016,000	1,661,691
ZongTai Real Estate Development Co., Ltd.(a)	1,961,000	2,881,218

Total Taiwan		671,166,618

Thailand - 7.9%
Amata Corp. PCL, NVDR	1,378,800	866,780
Asia Plus Group Holdings PCL, NVDR	20,696,000	2,143,636
Asian Sea Corp. PCL, NVDR	1,122,000	601,221
Asiasoft Corp. PCL, NVDR	1,409,700	953,726
Bangchak Corp. PCL, NVDR	1,916,300	1,448,483
Bangkok Chain Hospital PCL, NVDR(a)	2,849,800	1,714,743
Bangkok Commercial Asset Management PCL, NVDR(a)	4,929,700	3,187,592
Bangkok Insurance PCL, NVDR	356,700	2,861,715
Banpu PCL, NVDR(a)	7,043,400	2,234,996
Banpu Power PCL, NVDR(a)	2,877,800	1,481,759
BCPG PCL, NVDR	2,151,212	772,775
Chularat Hospital PCL, NVDR	20,450,000	2,240,593
Com7 PCL, NVDR(a)	1,045,000	2,557,364
Dynasty Ceramic PCL, NVDR	39,376,500	3,347,680
Eastern Polymer Group PCL, NVDR(a)	3,405,400	1,141,760
Eastern Water Resources Development and Management PCL, NVDR	4,432,600	1,234,042
Exotic Food PCL, NVDR	1,508,500	898,642
Forth Smart Service PCL, NVDR	2,462,100	884,454
GFPT PCL, NVDR	1,542,000	590,858
Gunkul Engineering PCL, NVDR(a)	32,110,500	5,382,991
Haad Thip PCL, NVDR	913,700	971,003
Hana Microelectronics PCL, NVDR(a)	1,504,400	3,985,613
Ichitan Group PCL, NVDR(a)	3,300,100	987,906
IRPC PCL, NVDR	52,260,000	6,007,436
Jay Mart PCL, NVDR(a)	1,026,400	1,766,741
JMT Network Services PCL, NVDR	1,102,600	2,260,982
KCE Electronics PCL, NVDR	1,406,200	3,704,404
Kerry Express Thailand PCL, NVDR	2,505,100	2,268,501
KGI Securities Thailand PCL, NVDR	8,284,100	1,562,336
Kiatnakin Phatra Bank PCL, NVDR	3,407,900	6,095,555
LPN Development PCL, NVDR(a)	9,488,900	1,391,876
MC Group PCL, NVDR(a)	3,863,300	1,046,636
MCS Steel PCL, NVDR	3,528,500	1,563,293
Mega Lifesciences PCL, NVDR	1,685,400	2,547,903
MK Restaurants Group PCL, NVDR(a)	570,400	887,915
Noble Development PCL, NVDR(a)	14,253,100	2,624,055
Northeast Rubber PCL, NVDR	3,811,600	798,719
Origin Property PCL, NVDR	7,169,300	2,425,179
Plan B Media Pcl, NVDR*	3,679,968	842,741

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2021

Investments	Shares	Value
Polyplex Thailand PCL, NVDR(a)	2,116,500	$1,507,939
Precious Shipping PCL, NVDR(a)	3,449,400	1,714,116
Prima Marine PCL, NVDR	7,750,100	1,403,625
Pruksa Holding PCL, NVDR	1,818,800	707,810
PTG Energy PCL, NVDR	2,179,600	985,241
Quality Houses PCL, NVDR	46,842,100	3,169,081
Rajthanee Hospital PCL, NVDR	1,271,200	1,246,275
Ratch Group PCL, NVDR	2,445,700	3,294,612
Ratchthani Leasing PCL, NVDR	12,033,400	1,577,796
Regional Container Lines PCL, NVDR(a)	1,916,800	2,825,996
Sansiri PCL, NVDR	27,557,900	1,014,705
SC Asset Corp. PCL, NVDR	22,223,300	2,235,303
Siam City Cement PCL, NVDR	847,554	3,970,729
Siamgas & Petrochemicals PCL, NVDR(a)	4,643,100	1,709,628
Sino-Thai Engineering & Construction PCL, NVDR	2,043,500	899,250
Somboon Advance Technology PCL, NVDR	2,209,000	1,441,587
SPCG PCL, NVDR	2,893,300	1,593,675
Sri Trang Agro-Industry PCL, NVDR(a)	6,808,400	6,318,228
Sri Trang Gloves Thailand PCL, NVDR(a)	7,505,700	6,796,810
Srisawad Corp. PCL, NVDR(a)	2,281,500	4,217,411
Srisawad Finance PCL, NVDR	736,500	644,892
Supalai PCL, NVDR(a)	6,690,700	4,546,592
Synnex Thailand PCL, NVDR	766,100	837,080
Thai Union Group PCL, NVDR	10,011,900	5,844,396
Thai Vegetable Oil PCL, NVDR(a)	3,100,800	2,877,557
Thaifoods Group PCL, NVDR(a)	7,946,800	1,156,158
Thanachart Capital PCL, NVDR	5,424,800	6,130,406
Tisco Financial Group PCL, NVDR	4,761,200	13,682,838
TMT Steel PCL, NVDR	5,882,800	1,813,885
TOA Paint Thailand PCL, NVDR(a)	1,442,300	1,381,637
TPI Polene PCL, NVDR	21,738,700	1,119,310
TPI Polene Power PCL, NVDR	27,172,600	3,383,865
TQM Corp. PCL, NVDR(a)	383,000	1,112,139
TTW PCL, NVDR(a)	13,414,000	4,577,746
United Paper PCL, NVDR(a)	2,320,000	1,264,002
Vibhavadi Medical Center PCL, NVDR	17,781,900	1,405,305
Vinythai PCL, NVDR	1,422,200	1,639,117
WHA Corp. PCL, NVDR	28,088,300	2,959,761
WHA Utilities and Power PCL, NVDR	9,092,400	1,110,522
Workpoint Entertainment PCL, NVDR(a)	1,037,300	698,675

Total Thailand		187,100,304

Turkey - 2.6%
Aksa Akrilik Kimya Sanayii AS	1,187,936	3,066,507
Aksigorta AS	2,264,623	1,807,640
Alkim Alkali Kimya AS(a)	275,860	350,440
Anadolu Anonim Turk Sigorta Sirketi	746,651	369,397
Anadolu Hayat Emeklilik AS	785,033	709,381
Arcelik AS(a)	2,026,993	7,387,674
Aselsan Elektronik Sanayi ve Ticaret AS	1	1
Aygaz AS	422,950	714,697
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	216,763	474,994
Coca-Cola Icecek AS	324,854	2,166,142
Dogus Otomotiv Servis ve Ticaret AS	465,780	1,536,261
EGE Endustri VE Ticaret AS(a)	5,820	770,463
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	3,467,991	558,858
Enerjisa Enerji AS(b)	2,379,189	2,307,570
Goodyear Lastikleri T.A.S.	608,940	424,615
Haci Omer Sabanci Holding AS	5,610,653	5,589,634
Is Yatirim Menkul Degerler AS, Class A	1,015,244	1,784,356
Nuh Cimento Sanayi AS	294,383	1,126,125
Otokar Otomotiv Ve Savunma Sanayi AS	54,298	1,451,518
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	629,455	938,512
Sok Marketler Ticaret AS	337,102	322,639
Tekfen Holding AS(a)	468,214	713,617
Tofas Turk Otomobil Fabrikasi AS	1,324,603	7,550,778
Turk Traktor ve Ziraat Makineleri AS(a)	158,453	2,672,752
Turkiye Is Bankasi AS, Group C(a)	5,665,338	3,067,360
Turkiye Sigorta AS	2,380,674	903,526
Turkiye Sise ve Cam Fabrikalari AS	4,629,076	4,664,022
Ulker Biskuvi Sanayi AS	952,462	1,250,130
Vestel Beyaz Esya Sanayi ve Ticaret AS	3,652,668	2,167,437
Vestel Elektronik Sanayi ve Ticaret AS	1,235,655	2,329,923
Yapi ve Kredi Bankasi AS(a)	7,168,369	1,824,514

Total Turkey		61,001,483

United States - 0.0%
Huisen Household International Group Ltd.(a)	3,556,000	903,105

TOTAL COMMON STOCKS (Cost: $2,047,167,251)		2,363,762,620

WARRANTS - 0.0%

Thailand - 0.0%
Noble Development PCL, expiring 1/12/24* (Cost: $0)	2,236,800	64,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2021

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree Emerging Markets High Dividend Fund(d) (Cost: $3,979,964)	92,678	$4,014,811

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%

United States - 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(e) (Cost: $54,875,330)	54,875,330	54,875,330

TOTAL INVESTMENTS IN SECURITIES - 101.9% (Cost: $2,106,022,545)		2,422,717,712
Other Assets less Liabilities - (1.9)%		(45,898,838)

NET ASSETS - 100.0%		$2,376,818,874

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $2,919,327, which represents 0.12% of net assets.

(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $334,115,641 and the total market value of the collateral held by the Fund was $363,203,404. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $308,328,074.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security, or a portion thereof, is restricted from resale. In accordance with a reconstruction scheme notified by the government of India applicable to Yes Bank Ltd., effective March 16, 2020, 75% of all shares of Yes Bank Ltd. held by then-existing shareholders are subject to a three-year lock-in period and are unable to be sold. At December 31, 2021, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets
India Yes Bank Ltd.	5,997,912	10/18/19 – 1/10/20	$4,322,484	$1,105,410	0.0%

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2021	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$2,224,743	$40,067,887	$37,789,239	$(476,620)	$(11,960)	$4,014,811	$631,085

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks
China	$369,451,626	$—	$2,919,327	*	$372,370,953
Other	1,991,391,667	—	—		1,991,391,667
Warrants	64,951	—	—		64,951
Exchange-Traded Fund	4,014,811	—	—		4,014,811
Investment of Cash Collateral for Securities Loaned	—	54,875,330	—		54,875,330

Total Investments in Securities	$2,364,923,055	$54,875,330	$2,919,327		$2,422,717,712

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 100.2%

Austria - 0.4%
Andritz AG	149,566	$7,718,521
AT&S Austria Technologie & Systemtechnik AG	20,062	987,868

Total Austria		8,706,389

Belgium - 4.6%
Anheuser-Busch InBev S.A./N.V.	863,633	52,219,491
Bekaert S.A.	107,296	4,775,745
Fagron	28,947	487,194
Melexis N.V.	40,787	4,860,935
Solvay S.A.(a)	186,990	21,732,317
UCB S.A.	127,112	14,505,766

Total Belgium		98,581,448

Finland - 4.7%
Cargotec Oyj, Class B	71,048	3,542,086
Fiskars Oyj Abp	57,134	1,494,374
Huhtamaki Oyj	136,895	6,054,277
Kemira Oyj	320,371	4,856,463
Kone Oyj, Class B	672,178	48,187,817
Konecranes Oyj	92,685	3,705,912
Metso Outotec Oyj	986,059	10,482,343
Neles Oyj	134,819	2,098,898
Revenio Group Oyj	12,297	776,819
Valmet Oyj	301,642	12,938,986
Wartsila Oyj Abp(a)	512,905	7,209,284

Total Finland		101,347,259

France - 26.2%
Air Liquide S.A.	270,949	47,241,439
Arkema S.A.	40,913	5,762,276
BioMerieux(a)	10,754	1,527,458
Bureau Veritas S.A.	183,916	6,102,975
Cie Generale des Etablissements Michelin SCA	88,961	14,583,140
Danone S.A.	472,246	29,316,906
Dassault Systemes SE	104,059	6,190,149
EssilorLuxottica S.A.	112,594	23,974,559
Eutelsat Communications S.A.	345,001	4,211,717
Faurecia SE(a)	66,312	3,154,400
Hermes International	10,780	18,829,844
Imerys S.A.	64,281	2,671,086
IPSOS	26,734	1,254,078
Kering S.A.	30,847	24,797,487
L’Oreal S.A.	165,934	78,678,507
Lectra	1,972	94,188
Legrand S.A.	112,047	13,111,499
LVMH Moet Hennessy Louis Vuitton SE(a)	97,210	80,367,805
Nexans S.A.	7,124	695,506
Pernod Ricard S.A.	75,777	18,225,713
Publicis Groupe S.A.	264,611	17,814,201
Remy Cointreau S.A.(a)	7,618	1,853,922
Rubis SCA	130,282	3,890,594
Safran S.A.	32,893	4,027,120
Sanofi	763,752	76,935,147
Sartorius Stedim Biotech	3,290	1,804,845
Schneider Electric SE	309,380	60,676,059
SEB S.A.	16,878	2,627,612
Societe BIC S.A.	47,884	2,576,748
Teleperformance	9,716	4,331,221
Valeo	57,029	1,723,802
Vicat S.A.	47,843	1,958,654

Total France		561,010,657

Germany - 24.5%
adidas AG	41,553	11,964,728
AIXTRON SE	15,025	305,334
BASF SE	906,250	63,669,681
Bayer AG, Registered Shares	761,938	40,724,358
Bayerische Motoren Werke AG	248,337	24,990,352
Beiersdorf AG	35,761	3,675,520
Brenntag SE	75,772	6,857,241
Covestro AG(b)	87,314	5,381,705
Daimler AG, Registered Shares	493,684	37,946,196
Deutsche Telekom AG, Registered Shares	3,464,921	64,227,008
Duerr AG	13,860	632,355
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,177	446,983
Evonik Industries AG	379,851	12,298,085
Fresenius SE & Co. KGaA	235,376	9,475,501
GEA Group AG	104,217	5,699,413
Hannover Rueck SE	90,900	17,278,539
Hapag-Lloyd AG(a)(b)	91,946	28,963,388
HeidelbergCement AG	129,026	8,733,270
Henkel AG & Co. KGaA	107,165	8,372,332
Hochtief AG	74,180	5,989,381
Infineon Technologies AG	148,340	6,875,895
Knorr-Bremse AG	54,207	5,356,880
LANXESS AG	29,603	1,834,717
Merck KGaA	24,347	6,285,040
NORMA Group SE	6,583	253,632
Puma SE	6,608	807,821
SAP SE	342,921	48,707,212
Siemens AG, Registered Shares	399,503	69,364,769
Siemens Healthineers AG(b)	291,457	21,815,698
Software AG	25,761	1,027,683
Symrise AG	24,530	3,634,785
Wacker Chemie AG	15,901	2,379,672

Total Germany		525,975,174

Ireland - 3.0%
CRH PLC	939,445	49,699,019
Glanbia PLC	457,267	6,396,048
Kerry Group PLC, Class A(a)	70,808	9,119,212

Total Ireland		65,214,279

Italy - 2.9%
Carel Industries SpA(b)	33,460	1,012,149
Danieli & C. Officine Meccaniche SpA	8,272	254,457
Datalogic SpA	31,938	555,694
Davide Campari-Milano N.V.(a)	420,132	6,141,785
DiaSorin SpA(a)	14,002	2,666,318
El.En. SpA	38,870	688,682
Ferrari N.V.(a)	64,058	16,572,634

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2021

Investments	Shares	Value
GVS SpA(b)	98,608	$1,183,045
Moncler SpA(a)	154,066	11,216,548
Piaggio & C. SpA	884,195	2,889,825
Pirelli & C SpA(b)	718,487	4,990,622
Prysmian SpA	202,706	7,632,425
Reply SpA	9,950	2,022,015
Webuild SpA(a)	1,316,788	3,114,698

Total Italy		60,940,897

Netherlands - 18.8%
Aegon N.V.	3,280,562	16,388,764
Akzo Nobel N.V.	192,084	21,079,255
AMG Advanced Metallurgical Group N.V.	14,089	451,500
Arcadis N.V.	78,781	3,793,229
ASM International N.V.	21,720	9,600,881
ASML Holding N.V.	123,850	99,533,174
BE Semiconductor Industries N.V.	141,286	12,053,493
Corbion N.V.	32,484	1,530,827
EXOR N.V.(a)	68,059	6,111,242
Heineken Holding N.V.	166,187	15,336,361
Heineken N.V.	293,360	32,980,577
IMCD N.V.(a)	25,085	5,554,140
Koninklijke Ahold Delhaize N.V.	1,554,213	53,262,124
Koninklijke DSM N.V.	113,065	25,458,343
Koninklijke Philips N.V.	950,903	35,430,978
Koninklijke Vopak N.V.	215,968	7,564,442
SBM Offshore N.V.	500,827	7,458,131
Signify N.V.(b)	306,899	14,232,443
Wolters Kluwer N.V.	296,903	34,979,298

Total Netherlands		402,799,202

Spain - 8.5%
Acerinox S.A.	852,286	11,034,563
Applus Services S.A.	136,584	1,255,789
Banco Bilbao Vizcaya Argentaria S.A.	12,215,601	72,930,786
Banco Santander S.A.	12,443,169	41,609,159
Cie Automotive S.A.	138,081	4,296,223
Fluidra S.A.	243,755	9,757,374
Grifols S.A.(a)	382,118	7,332,938
Mapfre S.A.(a)	10,827,352	22,230,872
Prosegur Cash S.A.(b)	2,868,630	2,042,140
Prosegur Cia de Seguridad S.A.	1,369,616	3,597,887
Viscofan S.A.	104,116	6,736,999

Total Spain		182,824,730

Switzerland - 0.6%
STMicroelectronics N.V.	251,604	12,520,786

United Kingdom - 6.0%
CNH Industrial N.V.	723,449	14,043,591
Linde PLC	331,401	115,321,954

Total United Kingdom		129,365,545

TOTAL COMMON STOCKS (Cost: $1,761,643,661)		2,149,286,366

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%

United States - 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c) (Cost: $41,336,342)	41,336,342	41,336,342

TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $1,802,980,003)		2,190,622,708
Other Assets less Liabilities - (2.1)%		(45,815,566)

NET ASSETS - 100.0%		$2,144,807,142

(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $40,805,184 and the total market value of the collateral held by the Fund was $42,971,990. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,635,648.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	1/5/2022	451,307,052	EUR	513,232,698	USD	$3,555	$—
Citibank N.A.	1/5/2022	522,920,192	USD	463,888,522	EUR	—	(4,623,984)
Citibank N.A.	2/3/2022	537,514,057	USD	472,399,045	EUR	—	(18,865)
Goldman Sachs	1/5/2022	3,429,011	EUR	3,873,483	USD	26,064	—
Goldman Sachs	1/5/2022	451,309,036	EUR	513,232,698	USD	5,812	—
Goldman Sachs	1/5/2022	522,920,192	USD	463,880,292	EUR	—	(4,614,624)
Goldman Sachs	2/3/2022	537,514,057	USD	472,403,197	EUR	—	(23,589)
JP Morgan Chase Bank N.A.	1/5/2022	10,276,035	EUR	11,635,595	USD	50,536	—
JP Morgan Chase Bank N.A.	1/5/2022	451,306,258	EUR	513,232,698	USD	2,652	—
JP Morgan Chase Bank N.A.	1/5/2022	522,920,192	USD	463,888,111	EUR	—	(4,623,516)
JP Morgan Chase Bank N.A.	2/3/2022	537,514,057	USD	472,397,800	EUR	—	(17,448)
Royal Bank of Canada	1/5/2022	20,566,328	EUR	23,240,897	USD	147,582	—
UBS AG	1/5/2022	451,305,067	EUR	513,232,697	USD	1,299	—
UBS AG	1/5/2022	522,920,190	USD	463,891,812	EUR	—	(4,627,728)
UBS AG	2/3/2022	537,514,057	USD	472,395,724	EUR	—	(15,086)

						$237,500	$(18,564,840)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,149,286,366	$—	$—	$2,149,286,366
Investment of Cash Collateral for Securities Loaned	—	41,336,342	—	41,336,342

Total Investments in Securities	$2,149,286,366	$41,336,342	$—	$2,190,622,708

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$237,500	$—	$237,500
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(18,564,840)	$—	$(18,564,840)

Total - Net	$2,149,286,366	$23,009,002	$—	$2,172,295,368

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 100.5%

Austria - 7.6%
Ackermans & van Haaren N.V.	1,310	$251,318
Andritz AG	8,172	421,725
AT&S Austria Technologie & Systemtechnik AG	1,173	57,759
BAWAG Group AG*(a)	19,320	1,190,812
CA Immobilien Anlagen AG	10,693	401,283
EVN AG	8,625	260,902
Oesterreichische Post AG	10,324	443,789
POLYTEC Holding AG	3,049	23,820
S IMMO AG	4,783	118,303
S&T AG	2,129	35,493
Semperit AG Holding	4,121	137,312
Telekom Austria AG*	14,000	121,316
UNIQA Insurance Group AG	16,724	153,480
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,551	185,500
Voestalpine AG	10,533	383,300
Wienerberger AG	8,208	301,866
Zumtobel Group AG	3,420	29,947

Total Austria		4,517,925

Belgium - 9.7%
Aedifica S.A.	2,839	370,956
Befimmo S.A.	4,555	174,823
Bekaert S.A.	5,866	261,096
Cofinimmo S.A.	4,525	722,989
D’ieteren Group	1,255	244,905
Deceuninck N.V.	7,691	29,387
Econocom Group S.A./N.V.	19,748	81,857
Elia Group S.A./N.V.	2,882	379,196
Etablissements Franz Colruyt N.V.(b)	11,944	506,092
Fagron	2,044	34,402
Intervest Offices & Warehouses N.V.	3,741	119,970
Ion Beam Applications	1,224	21,213
Melexis N.V.	2,222	264,815
Proximus SADP	59,670	1,163,064
Recticel S.A.	2,109	42,019
Telenet Group Holding N.V.	14,019	511,114
TINC Comm VA	4,111	62,832
Warehouses De Pauw CVA	14,067	674,753
Xior Student Housing N.V.	1,916	106,874

Total Belgium		5,772,357

Denmark - 0.3%
Alten S.A.	645	116,259
Cementir Holding N.V.	9,022	85,977

Total Denmark		202,236

Finland - 9.5%
Aktia Bank Oyj	11,352	158,529
Anora Group Oyj	12,603	155,647
Cargotec Oyj, Class B	3,385	168,759
Caverion Oyj	5,228	37,990
F-Secure Oyj	3,623	20,456
Huhtamaki Oyj	6,688	295,781
Kamux Corp.	1,624	21,183
Kemira Oyj	16,078	243,724
Kojamo Oyj	12,385	299,149
Konecranes Oyj	4,773	190,843
Lassila & Tikanoja Oyj	3,993	61,029
Metsa Board Oyj	24,748	242,315
Metso Outotec Oyj	48,473	515,294
Musti Group Oyj*	906	31,898
Neles Oyj	6,426	100,042
Nokian Renkaat Oyj	19,215	727,648
Oma Saastopankki Oyj	1,951	37,939
Orion Oyj, Class B(b)	10,858	450,939
Raisio Oyj, Class V	11,072	42,432
Revenio Group Oyj	404	25,521
Rovio Entertainment Oyj(a)	3,993	29,879
Sanoma Oyj	5,664	87,728
Suominen Oyj	4,471	26,337
Taaleri Oyj	2,548	32,453
Talenom Oyj	1,177	15,660
Terveystalo Oyj(a)	5,263	70,863
TietoEVRY Oyj	14,344	448,254
Tokmanni Group Corp.	8,494	189,807
Uponor Oyj	6,416	152,784
Valmet Oyj	14,689	630,087
Verkkokauppa.com Oyj	5,028	40,768
YIT Oyj	15,209	74,614

Total Finland		5,626,352

France - 16.0%
ABC Arbitrage	3,799	30,846
AKWEL	1,258	31,116
Albioma S.A.	1,830	71,339
Bigben Interactive(b)	703	12,935
Chargeurs S.A.	3,597	106,599
Cie Plastic Omnium S.A.	7,994	207,815
Coface S.A.	16,090	229,268
Covivio	11,247	923,444
Eutelsat Communications S.A.	44,298	540,783
Faurecia SE	8,069	383,835
Fnac Darty S.A.	1,173	76,701
Groupe SFPI	6,331	25,343
ICADE	9,974	715,707
Imerys S.A.	6,261	260,165
IPSOS	3,623	169,953
Kaufman & Broad S.A.	2,802	117,739
Klepierre S.A.*	34,693	822,592
Korian S.A.	2,881	91,211
Lectra	721	34,437
Maisons du Monde S.A.(a)	1,826	42,278
Mersen S.A.	950	39,865
Nexans S.A.	1,412	137,852
Nexity S.A.	10,541	495,552
Quadient S.A.	2,079	45,252
Rexel S.A.*	30,421	616,824
Rothschild & Co.	5,276	242,095
Rubis SCA	16,751	500,233
Societe BIC S.A.	5,939	319,591
Sopra Steria Group SACA	590	105,674
SPIE S.A.	10,900	281,625
Television Francaise 1	27,608	273,928
Trigano S.A.	1,604	311,916
Valeo	7,556	228,393
Verallia S.A.(a)	9,215	324,439
Vicat S.A.	4,033	165,108

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2021

Investments	Shares	Value
Wendel SE	4,161	$498,741

Total France		9,481,194

Germany - 15.1%
1&1 AG	913	24,939
7C Solarparken AG	9,205	45,483
Aareal Bank AG	2,188	71,560
AIXTRON SE	1,491	30,300
alstria office REIT AG	14,702	326,524
AURELIUS Equity Opportunities SE & Co. KGaA	2,929	90,066
Aurubis AG	2,046	204,890
Bechtle AG	2,157	154,388
Bilfinger SE	6,964	236,792
CANCOM SE	1,220	82,161
CompuGroup Medical SE & Co. KgaA	934	75,572
CropEnergies AG	6,499	90,610
Dermapharm Holding SE	2,017	204,830
Deutsche Pfandbriefbank AG(a)	8,746	105,129
DIC Asset AG	8,854	154,757
Duerr AG	1,413	64,467
Eckert & Ziegler Strahlen- und Medizintechnik AG	301	32,210
Encavis AG	5,814	102,878
Fielmann AG	4,438	298,524
Freenet AG	32,345	855,934
GEA Group AG	14,079	769,951
Gerresheimer AG	1,168	112,503
GFT Technologies SE	505	26,503
GRENKE AG	880	30,673
Hamborner REIT AG	15,361	175,000
Hamburger Hafen und Logistik AG	4,188	97,919
Hensoldt AG	2,469	35,153
Hochtief AG	9,930	801,760
Hornbach Baumarkt AG	1,842	99,813
Hornbach Holding AG & Co. KGaA	700	105,475
Instone Real Estate Group SE(a)	1,773	33,550
Jenoptik AG	1,061	44,812
JOST Werke AG(a)	752	42,331
LANXESS AG	3,486	216,053
METRO AG	46,964	492,417
MLP SE	6,369	62,071
Mutares SE & Co. KGaA	3,043	78,726
NORMA Group SE	1,509	58,139
PATRIZIA AG	3,348	78,051
ProSiebenSat.1 Media SE	29,815	475,018
Rheinmetall AG	2,589	244,546
Scout24 SE(a)	3,041	212,404
Software AG	3,784	150,955
Stroeer SE & Co. KGaA	3,848	303,253
Suedzucker AG	7,562	113,943
TAG Immobilien AG	12,511	350,139
Varta AG(b)	1,914	249,221
VERBIO Vereinigte BioEnergie AG	691	47,384
Wacker Neuson SE	3,913	112,315
Wuestenrot & Wuerttembergische AG	2,393	48,058

Total Germany		8,920,150

Ireland - 0.8%
Glanbia PLC	22,107	309,223
Hibernia REIT PLC	80,143	118,480
Origin Enterprises PLC	9,760	36,627
Uniphar PLC	4,736	26,929

Total Ireland		491,259

Italy - 17.8%
A2A SpA	499,743	977,489
ACEA SpA	15,174	323,720
Alerion Cleanpower SpA(b)	1,749	58,774
Anima Holding SpA(a)	65,253	333,184
Ascopiave SpA	12,448	49,121
Avio SpA	1,834	24,402
Azimut Holding SpA	21,286	597,415
Banca IFIS SpA	4,225	82,016
Banca Popolare di Sondrio SCPA	26,004	109,356
Banco BPM SpA	76,341	229,191
BFF Bank SpA(a)	53,210	429,019
BPER Banca(b)	68,978	142,999
Brembo SpA	16,161	230,280
Buzzi Unicem SpA	5,778	124,680
Cairo Communication SpA	11,338	26,303
Carel Industries SpA(a)	1,277	38,629
Credito Emiliano SpA	25,274	167,276
Danieli & C. Officine Meccaniche SpA	686	21,102
Danieli & C. Officine Meccaniche SpA, RSP	1,146	22,416
Datalogic SpA	1,532	26,655
De’ Longhi SpA	6,002	215,139
doValue SpA*(a)	6,347	60,557
El.En. SpA	1,693	29,996
Emak SpA	13,529	32,540
ERG SpA	9,462	306,020
Esprinet SpA	5,744	84,264
Falck Renewables SpA	5,482	53,987
Fila SpA	1,642	18,150
Gruppo MutuiOnline SpA	1,348	67,909
GVS SpA(a)	4,752	57,012
Hera SpA	168,875	703,075
Interpump Group SpA	1,716	125,770
Iren SpA	169,076	510,293
Italgas SpA	151,339	1,041,565
La Doria SpA	3,594	67,274
Maire Tecnimont SpA	25,759	121,859
MARR SpA	2,788	59,923
Piaggio & C. SpA	44,988	147,035
Pirelli & C SpA(a)	37,026	257,183
Prysmian SpA	9,969	375,360
RAI Way SpA(a)	29,339	174,162
Reply SpA	457	92,870
SAES Getters SpA	514	14,438
Salcef SpA	4,375	122,889
Sanlorenzo SpA/Ameglia	1,122	48,358
Sesa SpA	291	57,382
SOL SpA	3,783	90,988
Technogym SpA(a)	11,319	108,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2021

Investments	Shares	Value
Telecom Italia SpA	1,129,903	$557,915
Tinexta SpA	720	31,245
Unieuro SpA(a)	5,917	141,305
Unipol Gruppo SpA	101,952	554,076
Webuild SpA	64,304	152,103
Zignago Vetro SpA	2,984	58,366

Total Italy		10,553,867

Netherlands - 8.6%
Aalberts N.V.	5,290	350,480
AMG Advanced Metallurgical Group N.V.(b)	522	16,728
Arcadis N.V.	4,353	209,593
ASR Nederland N.V.	17,688	814,649
BE Semiconductor Industries N.V.	7,031	599,834
Boskalis Westminster	6,202	180,696
Brunel International N.V.	4,811	61,495
Corbion N.V.	1,986	93,591
Eurocommercial Properties N.V.	3,281	71,213
Heijmans N.V., CVA	5,299	89,788
Koninklijke Vopak N.V.	10,699	374,740
Ordina N.V.	22,914	106,837
PostNL N.V.	187,671	816,756
SBM Offshore N.V.	25,221	375,582
Signify N.V.(a)	15,342	711,485
TKH Group N.V., CVA	2,100	132,541
Van Lanschot Kempen N.V.	604	15,111
Wereldhave N.V.(b)	4,158	60,524

Total Netherlands		5,081,643

Portugal - 1.9%
Altri, SGPS, S.A.	23,598	150,548
Corticeira Amorim, SGPS, S.A.	4,970	63,753
CTT-Correios de Portugal S.A.	6,214	32,188
Navigator Co. S.A. (The)	75,851	288,963
REN - Redes Energeticas Nacionais, SGPS, S.A.	96,444	279,126
Sonae, SGPS, S.A.	258,178	294,481

Total Portugal		1,109,059

Spain - 13.2%
Acciona S.A.	4,891	934,980
Acerinox S.A.	42,585	551,349
Aedas Homes S.A.(a)	6,227	170,660
Almirall S.A.	6,483	83,309
Applus Services S.A.	6,762	62,172
Audax Renovables S.A.(b)	17,195	24,638
Bankinter S.A.	88,569	454,149
Cia de Distribucion Integral Logista Holdings S.A.	32,585	649,586
Cie Automotive S.A.	6,871	213,783
Ebro Foods S.A.(b)	12,038	231,081
Enagas S.A.(b)	53,899	1,250,396
Faes Farma S.A.	41,402	163,752
Grupo Catalana Occidente S.A.	2,963	101,086
Grupo Empresarial San Jose S.A.	4,931	27,477
Inmobiliaria Colonial Socimi S.A.	36,668	344,015
Laboratorios Farmaceuticos Rovi S.A.	1,310	109,942
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	109,018	199,414
Mapfre S.A.	446,717	917,206
Neinor Homes S.A.*(a)	8,758	104,974
Pharma Mar S.A.	375	24,316
Prosegur Cash S.A.(a)	68,507	48,769
Prosegur Cia de Seguridad S.A.	56,509	148,445
Sacyr S.A.(b)	64,268	167,074
Unicaja Banco S.A.(a)	65,956	65,179
Viscofan S.A.	5,292	342,428
Zardoya Otis S.A.	49,839	402,973

Total Spain		7,793,153

TOTAL COMMON STOCKS (Cost: $55,720,960)		59,549,195

RIGHTS - 0.0%

Austria - 0.0%
CA Immobilien Anlagen AG*†	8,284	0

Spain - 0.0%
Faes Farma S.A., expiring 1/4/22*	41,402	8,569

TOTAL RIGHTS (Cost: $7,966)		8,569

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.0%

United States - 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c) (Cost: $1,783,823)	1,783,823	1,783,823

TOTAL INVESTMENTS IN SECURITIES - 103.5% (Cost: $57,512,749)		61,341,587
Other Assets less Liabilities - (3.5)%		(2,075,373)

NET ASSETS - 100.0%		$59,266,214

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,828,523. The Fund also had securities on loan having a total market value of $16,019 that were sold and pending settlement. and the total market value of the collateral held by the Fund was $1,940,997. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $157,174.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2021.

RSP - Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	1/5/2022	12,564,012	EUR	14,287,970	USD	$99	$—
Citibank N.A.	1/5/2022	13,895,720	USD	12,327,053	EUR	—	(122,875)
Citibank N.A.	2/3/2022	14,827,771	USD	13,031,519	EUR	—	(520)
Goldman Sachs	1/5/2022	197,822	EUR	223,994	USD	973	—
Goldman Sachs	1/5/2022	12,564,067	EUR	14,287,970	USD	162	—
Goldman Sachs	1/5/2022	13,895,720	USD	12,326,834	EUR	—	(122,626)
Goldman Sachs	2/3/2022	14,827,771	USD	13,031,634	EUR	—	(651)
JP Morgan Chase Bank N.A.	1/5/2022	13,895,720	USD	12,327,042	EUR	—	(122,862)
JP Morgan Chase Bank NA	1/5/2022	12,563,990	EUR	14,287,970	USD	74	—
JP Morgan Chase Bank NA	2/3/2022	14,827,771	USD	13,031,485	EUR	—	(481)
Royal Bank of Canada	1/5/2022	1,792,996	USD	1,580,654	EUR	—	(4,558)
UBS AG	1/5/2022	12,563,956	EUR	14,287,970	USD	36	—
UBS AG	1/5/2022	13,895,718	USD	12,327,139	EUR	—	(122,974)
UBS AG	2/3/2022	14,827,770	USD	13,031,427	EUR	—	(416)

						$1,344	$(497,963)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks	$59,549,195	$—	$—		$59,549,195
Rights
Austria	—	—	0	*	0
Spain	8,569	—	—		8,569
Investment of Cash Collateral for Securities Loaned	—	1,783,823	—		1,783,823

Total Investments in Securities	$59,557,764	$1,783,823	$0		$61,341,587

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,344	$—		$1,344
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(497,963)	$—		$(497,963)

Total - Net	$59,557,764	$1,287,204	$0		$60,844,968

*	Security is being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 4.4%
BHP Group PLC	93,829	$2,795,272

Austria - 1.1%
Andritz AG	1,015	52,380
OMV AG	7,782	442,042
S&T AG	1,260	21,006
Telekom Austria AG*	12,954	112,252
Wienerberger AG	1,639	60,278

Total Austria		687,958

Belgium - 0.1%
Melexis N.V.	605	72,103

Denmark - 5.9%
AP Moller - Maersk A/S, Class B	73	261,741
Carlsberg A/S, Class B	1,573	271,657
Coloplast A/S, Class B	2,312	406,882
DSV A/S	258	60,257
H. Lundbeck A/S	2,210	57,056
Novo Nordisk A/S, Class B	16,176	1,817,876
Novozymes A/S, Class B	1,566	128,627
Orsted A/S(a)	3,634	464,067
Royal Unibrew A/S	651	73,379
Scandinavian Tobacco Group A/S, Class A(a)	2,862	60,082
SimCorp A/S	403	44,045
Vestas Wind Systems A/S	3,270	99,996

Total Denmark		3,745,665

Finland - 3.8%
Elisa Oyj	4,167	256,459
Kesko Oyj, Class A	3,060	94,477
Kesko Oyj, Class B	4,105	136,965
Kone Oyj, Class B	6,181	443,110
Metso Outotec Oyj	9,731	103,446
Neste Oyj	8,023	395,606
Nokian Renkaat Oyj	3,481	131,821
Orion Oyj, Class B	3,033	125,962
Tokmanni Group Corp.	1,831	40,916
UPM-Kymmene Oyj	14,962	569,315
Valmet Oyj	2,269	97,329

Total Finland		2,395,406

France - 16.7%
Arkema S.A.	1,108	156,053
BioMerieux	522	74,143
Bureau Veritas S.A.	2,954	98,024
Capgemini SE	1,174	287,708
Cie de Saint-Gobain	5,383	378,740
Cie Generale des Etablissements Michelin SCA	2,023	331,625
Eiffage S.A.	1,507	155,027
Hermes International	244	426,204
IPSOS	885	41,515
Kering S.A.	1,024	823,180
L’Oreal S.A.	3,803	1,803,213
La Francaise des Jeux SAEM(a)	2,712	120,094
Legrand S.A.	2,046	239,419
LVMH Moet Hennessy Louis Vuitton SE	3,549	2,934,115
Remy Cointreau S.A.	402	97,831
Safran S.A.	775	94,884
Sartorius Stedim Biotech	98	53,761
Schneider Electric SE	4,943	969,428
SEB S.A.	663	103,218
Sopra Steria Group SACA	229	41,016
Teleperformance	238	106,096
Television Francaise 1	8,576	85,092
Thales S.A.	2,409	204,916
Trigano S.A.	464	90,230
Verallia S.A.(a)	1,797	63,268
Vinci S.A.	8,023	847,688

Total France		10,626,488

Germany - 8.7%
adidas AG	1,437	413,768
Aurubis AG	516	51,673
Bechtle AG	777	55,614
Brenntag SE	1,308	118,372
Carl Zeiss Meditec AG, Bearer Shares	325	68,319
Covestro AG(a)	3,085	190,148
Dermapharm Holding SE	456	46,308
Deutsche Post AG, Registered Shares	13,618	875,600
Fielmann AG	1,493	100,427
Hapag-Lloyd AG(a)	1,398	440,376
Infineon Technologies AG	5,260	243,813
Instone Real Estate Group SE(a)	1,518	28,725
Knorr-Bremse AG	1,317	130,149
ProSiebenSat.1 Media SE	5,640	89,857
Siemens AG, Registered Shares	9,866	1,713,010
Siemens Healthineers AG(a)	10,221	765,047
Symrise AG	748	110,837
Varta AG(b)	381	49,610
VERBIO Vereinigte BioEnergie AG	179	12,275

Total Germany		5,503,928

Ireland - 1.1%
CRH PLC	12,493	660,911
Kingspan Group PLC	376	44,897

Total Ireland		705,808

Italy - 2.0%
Amplifon SpA	911	49,158
Anima Holding SpA(a)	14,871	75,932
BFF Bank SpA(a)	15,234	122,828
Buzzi Unicem SpA	2,249	48,530
Davide Campari-Milano N.V.	3,968	58,007
De’ Longhi SpA	1,776	63,660
DiaSorin SpA	179	34,086
Ferrari N.V.	560	144,879
GVS SpA(a)	1,912	22,939
Moncler SpA	1,376	100,177
Pirelli & C SpA(a)	10,943	76,010
RAI Way SpA(a)	10,957	65,043

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2021

Investments	Shares	Value
Recordati Industria Chimica e Farmaceutica SpA	3,035	$195,004
Technogym SpA(a)	3,658	35,172
Telecom Italia SpA	315,758	155,912

Total Italy		1,247,337

Netherlands - 4.6%
ASM International N.V.	257	113,602
ASML Holding N.V.	1,147	921,797
BE Semiconductor Industries N.V.	1,150	98,110
Euronext N.V.(a)	1,120	116,222
EXOR N.V.	872	78,300
Heineken N.V.	4,032	453,292
IMCD N.V.	172	38,083
Koninklijke KPN N.V.	139,470	432,992
Randstad N.V.	4,514	308,204
Rhi Magnesita N.V.	1,449	64,883
Signify N.V.(a)	1,972	91,452
Wolters Kluwer N.V.	1,841	216,895

Total Netherlands		2,933,832

Norway - 1.7%
AF Gruppen ASA(b)	3,299	72,427
Aker BP ASA	6,819	210,022
Atea ASA*	2,338	43,482
Kongsberg Gruppen ASA	2,735	88,703
Mowi ASA	2,920	69,107
Norsk Hydro ASA	26,554	209,341
Yara International ASA	7,898	398,559

Total Norway		1,091,641

Portugal - 0.3%
Altri, SGPS, S.A.	8,166	52,096
Jeronimo Martins, SGPS, S.A.	6,581	150,427

Total Portugal		202,523

Spain - 4.2%
Acerinox S.A.	7,690	99,563
Banco Bilbao Vizcaya Argentaria S.A.	108,617	648,476
Cie Automotive S.A.	1,219	37,928
Faes Farma S.A.	18,544	73,345
Fluidra S.A.	1,603	64,167
Grifols S.A.	5,473	105,028
Industria de Diseno Textil S.A.	47,022	1,525,596
Viscofan S.A.	1,127	72,924

Total Spain		2,627,027

Sweden - 5.8%
AAK AB	2,919	62,966
AddLife AB, Class B	374	15,755
Alfa Laval AB	3,225	129,800
Assa Abloy AB, Class B	7,710	235,204
Atlas Copco AB, Class A	5,386	372,279
Atlas Copco AB, Class B	2,792	164,118
Axfood AB	4,242	122,005
Bilia AB, Class A	3,283	58,090
Catena AB	639	39,806
Dustin Group AB(a)	2,361	27,668
Elekta AB, Class B	6,152	77,836
Epiroc AB, Class A	5,388	136,398
Epiroc AB, Class B	1,266	26,805
EQT AB	3,594	195,700
Evolution AB(a)	691	98,164
Hexagon AB, Class B	11,202	177,733
Hexpol AB	6,080	81,458
Husqvarna AB, Class B	6,747	107,943
Indutrade AB	1,607	49,201
JM AB	1,868	84,303
Mycronic AB	1,387	32,324
Nibe Industrier AB, Class B	2,913	43,998
Nordnet AB	1,747	33,497
Paradox Interactive AB(b)	1,007	19,853
Samhallsbyggnadsbolaget i Norden AB	14,979	109,888
Sandvik AB	11,777	328,575
SKF AB, Class B	6,490	153,758
Thule Group AB(a)	1,212	73,359
Volvo AB, Class A	7,198	169,022
Volvo AB, Class B	20,623	477,544

Total Sweden		3,705,050

Switzerland - 16.9%
Adecco Group AG, Registered Shares	4,226	216,135
Coca-Cola HBC AG*	4,797	166,006
EMS-Chemie Holding AG, Registered Shares	296	331,686
Geberit AG, Registered Shares	299	244,542
Kuehne + Nagel International AG, Registered Shares	934	301,783
Logitech International S.A., Registered Shares	909	76,699
Nestle S.A., Registered Shares	29,032	4,060,625
Partners Group Holding AG	320	531,197
Roche Holding AG	7,739	3,219,947
Roche Holding AG, Bearer Shares	1,670	749,268
Schindler Holding AG, Participation Certificate	190	51,193
Schindler Holding AG, Registered Shares	395	105,952
SFS Group AG	381	52,771
Sonova Holding AG, Registered Shares	366	143,725
STMicroelectronics N.V.	3,161	157,304
Straumann Holding AG, Registered Shares	35	74,406
Temenos AG, Registered Shares	160	22,135
VAT Group AG(a)	173	86,277
Vifor Pharma AG	770	137,115

Total Switzerland		10,728,766

United Kingdom - 22.4%
Abrdn PLC	57,688	188,228
Alpha FX Group PLC	737	21,811
Anglo American PLC	38,989	1,592,709
Antofagasta PLC	16,931	306,947
Ashmore Group PLC	8,819	34,760
Ashtead Group PLC	1,350	108,650
Avast PLC(a)	10,367	85,261
Bellway PLC	1,611	72,792
Britvic PLC	5,466	68,112

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2021

Investments	Shares	Value
Burberry Group PLC	4,255	$104,746
Clipper Logistics PLC	2,453	24,121
Computacenter PLC	1,518	59,831
Croda International PLC	722	98,965
Diageo PLC	20,904	1,142,730
Dunelm Group PLC	2,859	53,477
Electrocomponents PLC	3,072	50,180
Ferrexpo PLC	35,171	142,626
Fresnillo PLC	9,106	110,115
Games Workshop Group PLC	266	35,920
GlaxoSmithKline PLC	126,642	2,755,805
Halma PLC	1,342	58,166
Hargreaves Lansdown PLC	5,430	99,656
Hikma Pharmaceuticals PLC	613	18,424
Howden Joinery Group PLC	3,563	43,491
Impax Asset Management Group PLC	1,242	24,762
Intertek Group PLC	1,320	100,657
Mondi PLC	6,980	172,631
RELX PLC	13,293	432,473
Rentokil Initial PLC	8,883	70,264
Rightmove PLC	5,937	63,929
Rio Tinto PLC	39,251	2,600,760
Rotork PLC	9,375	45,357
Savills PLC	1,734	33,069
Softcat PLC	1,894	46,279
Spirax-Sarco Engineering PLC	325	70,652
Synthomer PLC	8,851	47,905
Taylor Wimpey PLC	92,153	219,053
Tesco PLC	128,378	504,083
TI Fluid Systems PLC(a)	8,718	30,111
Unilever PLC	43,236	2,310,524
Victrex PLC	1,694	56,076
Vistry Group PLC	3,869	62,046
Vivo Energy PLC(a)	32,000	57,125

Total United Kingdom		14,225,279

TOTAL COMMON STOCKS (Cost: $53,059,166)		63,294,083

RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/4/22* (Cost: $3,568)	18,544	3,838

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c) (Cost: $144,864)	144,864	144,864

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $53,207,598)		63,442,785
Other Assets less Liabilities - 0.1%		55,911

NET ASSETS - 100.0%		$63,498,696

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $137,710 and the total market value of the collateral held by the Fund was $144,864.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$63,294,083	$—	$—	$63,294,083
Rights	3,838	—	—	3,838
Investment of Cash Collateral for Securities Loaned	—	144,864	—	144,864

Total Investments in Securities	$63,297,921	$144,864	$—	$63,442,785

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.0%

Austria - 1.3%
AT&S Austria Technologie & Systemtechnik AG	14,900	$733,687
POLYTEC Holding AG(a)	45,516	355,597
S IMMO AG	52,844	1,307,049
S&T AG(a)	30,636	510,743
Semperit AG Holding	28,264	941,755
Zumtobel Group AG	37,566	328,944

Total Austria		4,177,775

Belgium - 2.3%
Befimmo S.A.	44,626	1,712,768
Bekaert S.A.	62,843	2,797,142
Deceuninck N.V.	97,966	374,327
Fagron	34,147	574,713
Ion Beam Applications	18,966	328,698
Recticel S.A.	29,947	596,656
Xior Student Housing N.V.	18,583	1,036,553

Total Belgium		7,420,857

Denmark - 4.7%
Alm Brand A/S	2,252,327	4,387,393
Cementir Holding N.V.	124,584	1,187,252
Chemometec A/S	3,796	483,478
D/S Norden A/S	73,853	1,879,002
FLSmidth & Co. A/S	16,296	608,710
Huscompagniet A/S	18,447	333,951
Matas A/S	22,302	424,540
Per Aarsleff Holding A/S	15,681	732,471
Scandinavian Tobacco Group A/S, Class A(b)	113,010	2,372,428
Spar Nord Bank A/S	106,622	1,362,884
Sydbank A/S	53,791	1,700,849

Total Denmark		15,472,958

Finland - 4.8%
Aktia Bank Oyj	84,767	1,183,755
Caverion Oyj	74,315	540,025
Kamux Corp.	24,272	316,596
Kemira Oyj	175,688	2,663,232
Lassila & Tikanoja Oyj	35,787	546,967
Musti Group Oyj*(a)	12,779	449,919
Neles Oyj	89,119	1,387,428
Oma Saastopankki Oyj	26,353	512,464
Revenio Group Oyj	5,623	355,213
Rovio Entertainment Oyj(a)(b)	60,429	452,177
Suominen Oyj(a)	64,501	379,956
Talenom Oyj	17,289	230,034
Terveystalo Oyj(b)	76,745	1,033,329
Tokmanni Group Corp.	115,041	2,570,703
Uponor Oyj	64,546	1,537,032
Verkkokauppa.com Oyj(a)	57,463	465,924
YIT Oyj	227,378	1,115,489

Total Finland		15,740,243

France - 4.6%
AKWEL	18,894	467,326
Albioma S.A.	26,171	1,020,229
Chargeurs S.A.	48,827	1,447,009
Coface S.A.	218,621	3,115,155
Fnac Darty S.A.	16,082	1,051,586
Groupe SFPI	88,439	354,016
IPSOS	49,861	2,338,954
Kaufman & Broad S.A.	22,403	941,364
Lectra	9,673	462,006
Maisons du Monde S.A.(a)(b)	22,876	529,657
Mersen S.A.	15,641	656,338
Quadient S.A.	28,849	627,927
Television Francaise 1	214,942	2,132,669

Total France		15,144,236

Germany - 7.6%
Aareal Bank AG	30,196	987,586
AURELIUS Equity Opportunities SE & Co. KGaA	40,113	1,233,470
Bilfinger SE	92,695	3,151,841
CANCOM SE	16,672	1,122,775
CropEnergies AG	92,036	1,283,172
Deutsche Pfandbriefbank AG(b)	112,756	1,355,350
DIC Asset AG	57,535	1,005,640
Eckert & Ziegler Strahlen- und Medizintechnik AG	3,702	396,153
Encavis AG	79,946	1,414,631
GFT Technologies SE	7,075	371,309
GRENKE AG	12,430	433,250
Hamborner REIT AG	110,850	1,262,855
Hamburger Hafen und Logistik AG	58,206	1,360,904
Hensoldt AG	33,319	474,387
Hornbach Baumarkt AG	25,225	1,366,881
Hornbach Holding AG & Co. KGaA	9,899	1,491,571
Instone Real Estate Group SE(b)	26,963	510,221
Jenoptik AG	14,360	606,503
JOST Werke AG(b)	10,323	581,096
MLP SE	45,398	442,440
Mutares SE & Co. KGaA	28,674	741,833
NORMA Group SE	20,483	789,176
PATRIZIA AG	38,368	894,458
Wacker Neuson SE	52,099	1,495,394
Wuestenrot & Wuerttembergische AG	17,132	344,061

Total Germany		25,116,957

Ireland - 0.8%
Hibernia REIT PLC	793,194	1,172,626
Kenmare Resources PLC	97,807	614,683
Origin Enterprises PLC	102,900	386,159
Uniphar PLC	68,342	388,592

Total Ireland		2,562,060

Italy - 11.0%
Alerion Cleanpower SpA(a)	23,610	793,396
Anima Holding SpA(b)	743,818	3,797,955
Ascopiave SpA	156	616
Avio SpA(a)	27,306	363,313
Banca IFIS SpA	55,912	1,085,364
Banca Popolare di Sondrio SCPA	351,158	1,476,747
BFF Bank SpA(b)	661,149	5,330,676

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2021

Investments	Shares	Value
Cairo Communication SpA	158,542	$367,800
Credito Emiliano SpA	289,679	1,917,241
Danieli & C. Officine Meccaniche SpA, RSP	29,178	570,717
Datalogic SpA	21,634	376,413
doValue SpA*(b)	81,232	775,043
El.En. SpA	24,743	438,386
Emak SpA	198,722	477,962
Esprinet SpA(a)	79,763	1,170,113
Falck Renewables SpA(a)	78,139	769,525
Gruppo MutuiOnline SpA	17,796	896,526
GVS SpA(b)	64,596	774,988
La Doria SpA	49,551	927,511
Maire Tecnimont SpA(a)	352,313	1,666,705
MARR SpA	38,729	832,405
Piaggio & C. SpA	627,227	2,049,974
RAI Way SpA(b)	267,489	1,587,864
Salcef SpA	61,611	1,730,581
Sanlorenzo SpA/Ameglia	14,586	628,655
SOL SpA	46,090	1,108,546
Technogym SpA(b)	148,222	1,425,158
Tinexta SpA	10,068	436,906
Unieuro SpA(a)(b)	79,512	1,898,841
Zignago Vetro SpA	29,620	579,362

Total Italy		36,255,289

Netherlands - 6.3%
AMG Advanced Metallurgical Group N.V.(a)	7,358	235,797
Brunel International N.V.	38,868	496,816
Eurocommercial Properties N.V.	42,357	919,341
Heijmans N.V., CVA	70,247	1,190,285
Ordina N.V.	320,865	1,496,039
PostNL N.V.	2,514,266	10,942,245
Rhi Magnesita N.V.	59,927	2,683,418
TKH Group N.V., CVA	29,547	1,864,847
Wereldhave N.V.(a)	52,649	766,367

Total Netherlands		20,595,155

Norway - 4.7%
ABG Sundal Collier Holding ASA	713,407	746,714
Atea ASA*	94,932	1,765,516
Austevoll Seafood ASA	140,799	1,698,855
Bonheur ASA	17,224	693,390
Borregaard ASA	57,579	1,449,547
Europris ASA(b)	256,208	2,048,316
Kid ASA(b)	49,050	626,315
Kitron ASA(a)	320,756	858,424
Komplett Bank ASA*(a)	381,487	334,406
Multiconsult ASA(b)	34,340	607,491
Selvaag Bolig ASA	62,841	363,436
SpareBank 1 Nord Norge	63,934	816,367
SpareBank 1 SMN	56,037	946,839
Sparebanken Vest	43,233	491,245
TGS ASA	224,627	2,154,492

Total Norway		15,601,353

Peru - 0.1%
Hochschild Mining PLC	277,758	489,448

Portugal - 1.9%
Altri, SGPS, S.A.	299,932	1,913,473
Corticeira Amorim, SGPS, S.A.	32,860	421,515
CTT-Correios de Portugal S.A.	92,025	476,685
Sonae, SGPS, S.A.	2,953,820	3,369,161

Total Portugal		6,180,834

Spain - 3.3%
Aedas Homes S.A.(b)	82,696	2,266,409
Applus Services S.A.	92,547	850,901
Audax Renovables S.A.(a)	253,929	363,848
ContourGlobal PLC(b)	306,772	795,281
Faes Farma S.A.	287,059	1,135,370
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros(a)	745,453	1,363,572
Miquel y Costas & Miquel S.A.	19,940	297,053
Neinor Homes S.A.*(b)	103,216	1,237,156
Pharma Mar S.A.	5,315	344,641
Sacyr S.A.(a)	817,838	2,126,083

Total Spain		10,780,314

Sweden - 14.6%
AcadeMedia AB(b)	105,691	647,885
Akelius Residential Property AB, Class D	365,535	751,561
Alimak Group AB(b)	32,788	414,293
Ambea AB(b)	63,803	427,052
Beijer Alma AB	37,376	1,133,188
Bergman & Beving AB(a)	28,881	481,039
Bilia AB, Class A	137,441	2,431,899
BioGaia AB, Class B	4,435	253,741
Biotage AB	12,056	348,876
Bonava AB, Class B	119,546	1,033,204
Bufab AB	14,097	695,987
Byggmax Group AB	111,525	1,103,074
Catena AB	28,023	1,745,663
Clas Ohlson AB, Class B(a)	136,037	2,062,976
Cloetta AB, Class B	281,152	813,597
Coor Service Management Holding AB(b)	118,383	1,080,684
Dios Fastigheter AB	188,458	2,472,850
Dustin Group AB(b)	77,342	906,353
Eolus Vind AB, Class B(a)	10,993	150,194
Fagerhult AB	64,499	433,847
Ferronordic AB	18,711	696,456
G5 Entertainment AB(a)	4,473	196,037
GARO AB	7,189	171,510
Granges AB	40,596	475,735
HMS Networks AB	9,926	611,752
Instalco AB(a)	10,237	491,167
Inwido AB	82,177	1,699,115
JM AB	81,840	3,693,437
Karnov Group AB	64,708	478,850
KNOW IT AB	14,948	619,954
Lagercrantz Group AB, Class B	62,550	919,543
LeoVegas AB(a)(b)	196,030	758,671
Lindab International AB	51,443	1,826,160
Loomis AB	64,949	1,726,693
Midsona AB, Class B	67,859	405,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2021

Investments	Shares	Value
MIPS AB	4,427	$580,399
Munters Group AB(b)	67,036	517,920
Mycronic AB	47,815	1,114,329
NCC AB, Class B	107,642	1,993,800
Nobia AB	205,861	1,239,188
Nobina AB(b)	200,237	2,366,436
Nordic Waterproofing Holding AB	26,448	651,425
Paradox Interactive AB(a)	28,524	562,361
Platzer Fastigheter Holding AB, Class B	55,163	826,179
Pricer AB, Class B	156,902	424,582
Ratos AB, Class B	147,941	946,910
Rottneros AB	274,727	316,181
Scandi Standard AB	71,533	323,934
Troax Group AB	17,384	889,951
Vitec Software Group AB, Class B(a)	5,765	354,667
Volati AB	29,836	746,407

Total Sweden		48,013,194

Switzerland - 3.2%
Arbonia AG	79,241	1,791,543
Comet Holding AG, Registered Shares	1,422	525,164
EFG International AG*	88,044	671,575
Huber + Suhner AG, Registered Shares	16,455	1,571,185
Landis+Gyr Group AG*(a)	34,373	2,329,510
Mobilezone Holding AG, Registered Shares	98,657	1,474,739
Valiant Holding AG, Registered Shares	15,727	1,575,893
Zehnder Group AG	6,221	635,653

Total Switzerland		10,575,262

United Kingdom - 27.8%
Aclara Resources, Inc.*	38,163	43,506
AJ Bell PLC	182,685	938,779
Alliance Pharma PLC	380,735	561,067
Anglo Asian Mining PLC	151,099	230,238
Bloomsbury Publishing PLC	82,808	403,774
Bodycote PLC	116,599	1,366,863
Brewin Dolphin Holdings PLC	329,685	1,652,205
CareTech Holdings PLC	101,884	794,862
Central Asia Metals PLC	418,657	1,468,660
Chemring Group PLC	109,045	437,180
Chesnara PLC	152,284	587,844
Clarkson PLC	23,741	1,247,653
Clinigen Group PLC(a)	41,963	520,341
Clipper Logistics PLC	40,769	400,894
CLS Holdings PLC	267,179	790,709
Coats Group PLC	817,181	765,927
Concentric AB	18,512	574,548
Craneware PLC	11,435	375,587
Currys PLC	715,116	1,108,066
Devro PLC	257,435	718,287
DiscoverIE Group PLC	24,064	334,409
Diversified Energy Co. PLC	3,112,076	4,400,618
Dole PLC	1	13
Domino’s Pizza Group PLC	366,269	2,276,075
Drax Group PLC	513,641	4,208,992
EMIS Group PLC	63,758	1,174,456
Essentra PLC	146,902	686,451
Euromoney Institutional Investor PLC	46,516	582,783
FDM Group Holdings PLC	109,250	1,882,225
Ferrexpo PLC	1,752,433	7,106,508
Forterra PLC(b)	137,939	515,655
Galliford Try Holdings PLC	119,147	290,159
Gamma Communications PLC	16,981	379,499
Gateley Holdings PLC	86,154	270,140
GB Group PLC	37,451	374,608
Genuit Group PLC	84,465	670,405
Halfords Group PLC	92,873	434,485
Harworth Group PLC	152,729	372,355
Headlam Group PLC	59,895	347,214
Helical PLC	75,436	463,871
Hill & Smith Holdings PLC	49,892	1,213,669
Hilton Food Group PLC	74,778	1,154,627
Hunting PLC	155,905	357,292
Ibstock PLC(b)	214,085	590,954
IG Design Group PLC	105,801	366,854
Impax Asset Management Group PLC	48,971	976,360
IntegraFin Holdings PLC	129,254	981,257
International Personal Finance PLC	110,814	193,619
Jadestone Energy PLC	214,465	244,005
James Fisher & Sons PLC*	36,890	184,623
James Halstead PLC	55,383	430,578
Jupiter Fund Management PLC	939,558	3,262,906
Keller Group PLC	62,750	837,169
Liontrust Asset Management PLC	34,483	1,027,521
LSL Property Services PLC	36,657	203,565
Luceco PLC(b)	84,627	399,461
Marshalls PLC	64,795	607,749
Mattioli Woods PLC	56,909	666,745
MJ Gleeson PLC	33,948	347,615
Moneysupermarket.com Group PLC	700,938	2,050,673
Morgan Advanced Materials PLC	145,070	704,417
Morgan Sindall Group PLC	53,146	1,813,987
Mortgage Advice Bureau Holdings Ltd.	33,705	661,950
NCC Group PLC	155,424	491,550
Next Fifteen Communications Group PLC	30,590	555,197
Norcros PLC	82,691	350,563
Numis Corp. PLC	95,282	441,367
Oxford Instruments PLC	16,345	582,242
Pan African Resources PLC	2,542,734	575,149
Paragon Banking Group PLC	250,422	1,921,478
PayPoint PLC	106,498	959,237
Polar Capital Holdings PLC	175,539	1,885,427
Premier Foods PLC	209,164	316,732
Premier Miton Group PLC*	158,369	418,281
PZ Cussons PLC	312,500	869,811
Reach PLC	167,616	641,353
Record PLC	194,217	217,811
Redde Northgate PLC	370,477	2,190,325
Renew Holdings PLC*	55,163	623,875
Robert Walters PLC	42,879	447,196
Sabre Insurance Group PLC(b)	504,490	1,255,917
Serco Group PLC	543,014	989,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2021

Investments	Shares	Value
Serica Energy PLC	164,426	$536,723
Smart Metering Systems PLC	92,705	1,055,996
Spirent Communications PLC	254,259	951,181
SThree PLC	73,641	462,808
TBC Bank Group PLC	42,937	959,574
Telecom Plus PLC	93,146	2,000,923
TI Fluid Systems PLC(b)	381,407	1,317,322
TT Electronics PLC	120,270	417,023
Tyman PLC	164,667	891,018
UP Global Sourcing Holdings PLC*(a)	97,420	269,179
Vesuvius PLC	297,371	1,813,289
Vitec Group PLC (The)	20,136	387,280
Volex PLC	44,024	205,420
Watkin Jones PLC	281,667	997,633
Wincanton PLC	137,172	683,717
Workspace Group PLC	99,931	1,094,317
XPS Pensions Group PLC	279,112	529,261
YouGov PLC	15,364	332,956

Total United Kingdom		91,674,601

TOTAL COMMON STOCKS (Cost: $298,698,148)		325,800,536

RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/4/22* (Cost: $55,230)	287,059	59,413

EXCHANGE-TRADED FUND - 0.6%

United States - 0.6%
WisdomTree International MidCap Dividend Fund(a)(c) (Cost: $1,884,211)	27,854	1,872,067

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.0%

United States - 4.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d) (Cost: $13,349,871)	13,349,871	13,349,871

TOTAL INVESTMENTS IN SECURITIES - 103.6% (Cost: $313,987,460)		341,081,887
Other Assets less Liabilities - (3.6)%		(11,915,860)

NET ASSETS - 100.0%		$329,166,027

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $16,293,283 and the total market value of the collateral held by the Fund was $17,167,642. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,817,771.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2021	Dividend Income
WisdomTree International MidCap Dividend Fund	$629,963	$3,604,977	$2,319,815	$4,111	$(47,169)	$1,872,067	$38,809

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$325,800,536	$—	$—	$325,800,536
Rights	59,413	—	—	59,413
Exchange-Traded Fund	1,872,067	—	—	1,872,067
Investment of Cash Collateral for Securities Loaned	—	13,349,871	—	13,349,871

Total Investments in Securities	$327,732,016	$13,349,871	$—	$341,081,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.3%

Germany - 99.3%

Aerospace & Defense - 0.0%
Hensoldt AG	657	$9,354

Air Freight & Logistics - 5.9%
Deutsche Post AG, Registered Shares	28,006	1,800,709

Auto Components - 0.7%
Hella GmbH & Co. KGaA	2,866	202,071

Automobiles - 10.9%
Bayerische Motoren Werke AG	9,391	945,024
Daimler AG, Registered Shares	18,100	1,391,226
Volkswagen AG	3,393	997,041

Total Automobiles		3,333,291

Capital Markets - 2.9%
Deutsche Boerse AG	3,210	536,976
DWS Group GmbH & Co. KGaA(a)	8,774	354,012

Total Capital Markets		890,988

Chemicals - 10.2%
BASF SE	24,599	1,728,232
Covestro AG(a)	4,667	287,656
Evonik Industries AG	15,693	508,078
LANXESS AG	2,655	164,550
Symrise AG	1,603	237,528
Wacker Chemie AG	1,328	198,743

Total Chemicals		3,124,787

Commercial Services & Supplies - 0.6%
Bilfinger SE	5,150	175,112

Construction & Engineering - 1.0%
Hochtief AG	3,983	321,592

Construction Materials - 1.3%
HeidelbergCement AG	5,896	399,077

Diversified Financial Services - 0.0%
GRENKE AG	171	5,960

Diversified Telecommunication Services - 6.9%
Deutsche Telekom AG, Registered Shares	95,261	1,765,792
Vantage Towers AG	9,540	349,334

Total Diversified Telecommunication Services		2,115,126

Electrical Equipment - 0.5%
Varta AG(b)	1,285	167,319

Electronic Equipment, Instruments & Components - 0.0%
Jenoptik AG	267	11,277

Food & Staples Retailing - 0.7%
METRO AG	21,170	221,967

Food Products - 0.1%
Suedzucker AG	2,065	31,115

Health Care Equipment & Supplies - 2.9%
Carl Zeiss Meditec AG, Bearer Shares	178	37,418
Eckert & Ziegler Strahlen- und Medizintechnik AG	76	8,133
Siemens Healthineers AG(a)	11,327	847,831

Total Health Care Equipment & Supplies		893,382

Health Care Providers & Services - 1.4%
Fresenius SE & Co. KGaA	10,468	421,409

Health Care Technology - 0.1%
CompuGroup Medical SE & Co. KgaA	231	18,691

Household Products - 1.4%
Henkel AG & Co. KGaA	5,628	439,691

Independent Power & Renewable Electricity Producers - 0.1%
Encavis AG	1,549	27,409

Industrial Conglomerates - 6.8%
Rheinmetall AG	1,897	179,183
Siemens AG, Registered Shares	11,030	1,915,113

Total Industrial Conglomerates		2,094,296

Insurance - 13.4%
Allianz SE, Registered Shares	8,079	1,907,771
Hannover Rueck SE	3,937	748,357
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	3,880	1,149,413
Talanx AG	6,524	315,608

Total Insurance		4,121,149

IT Services - 0.2%
Bechtle AG	597	42,731
CANCOM SE	308	20,742

Total IT Services		63,473

Life Sciences Tools & Services - 0.1%
Gerresheimer AG	322	31,015

Machinery - 2.7%
Duerr AG	368	16,790
GEA Group AG	6,023	329,385
KION Group AG	397	43,558
Knorr-Bremse AG	2,817	278,383
NORMA Group SE	387	14,910
Traton SE	4,678	117,781
Wacker Neuson SE	987	28,330

Total Machinery		829,137

Marine - 2.7%
Hapag-Lloyd AG(a)	2,601	819,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2021

Investments	Shares	Value
Media - 0.8%
ProSiebenSat.1 Media SE	14,647	$233,358

Metals & Mining - 0.2%
Aurubis AG	549	54,978

Multi-Utilities - 7.2%
E.ON SE	117,787	1,633,086
RWE AG	14,095	572,550

Total Multi-Utilities		2,205,636

Oil, Gas & Consumable Fuels - 0.1%
CropEnergies AG	1,869	26,058

Personal Products - 0.7%
Beiersdorf AG	2,229	229,097

Pharmaceuticals - 6.0%
Bayer AG, Registered Shares	27,715	1,481,322
Merck KGaA	1,362	351,593

Total Pharmaceuticals		1,832,915

Real Estate Management & Development - 0.1%
PATRIZIA AG	818	19,070

Semiconductors & Semiconductor Equipment - 1.1%
AIXTRON SE	334	6,788
Infineon Technologies AG	7,285	337,676

Total Semiconductors & Semiconductor Equipment		344,464

Software - 5.8%
Nemetschek SE	232	29,760
SAP SE	11,987	1,702,589
Software AG	1,042	41,568

Total Software		1,773,917

Specialty Retail - 0.8%
Fielmann AG	2,931	197,155
Hornbach Baumarkt AG	505	27,364
Hornbach Holding AG & Co. KGaA	203	30,588

Total Specialty Retail		255,107

Textiles, Apparel & Luxury Goods - 1.7%
adidas AG	1,734	499,286
Puma SE	162	19,805

Total Textiles, Apparel & Luxury Goods		519,091

Thrifts & Mortgage Finance - 0.1%
Aareal Bank AG	584	19,100

Trading Companies & Distributors - 1.1%
Brenntag SE	3,649	330,229

Transportation Infrastructure - 0.1%
Hamburger Hafen und Logistik AG	1,179	27,566

TOTAL COMMON STOCKS (Cost: $26,968,939)		30,439,309

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c) (Cost: $164,006)	164,006	164,006

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $27,132,945)		30,603,315
Other Assets less Liabilities - 0.2%		49,054

NET ASSETS - 100.0%		$30,652,369

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $155,991 and the total market value of the collateral held by the Fund was $164,006.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	1/5/2022	445,651	EUR	504,601	USD	$2,203	$—
Citibank N.A.	1/5/2022	6,414,036	EUR	7,294,131	USD	50	—
Citibank N.A.	1/5/2022	7,420,281	USD	6,582,617	EUR	—	(65,615)
Citibank N.A.	2/3/2022	7,662,584	USD	6,734,331	EUR	—	(269)
Deutsche Bank	1/4/2022	12,500	USD	10,985	EUR	8	—
Goldman Sachs	1/5/2022	6,414,064	EUR	7,294,131	USD	83	—
Goldman Sachs	1/5/2022	7,420,281	USD	6,582,500	EUR	—	(65,482)
Goldman Sachs	2/3/2022	7,662,584	USD	6,734,390	EUR	—	(336)
JP Morgan Chase Bank N.A.	1/5/2022	7,420,281	USD	6,582,611	EUR	—	(65,608)
JP Morgan Chase Bank NA	1/5/2022	6,414,024	EUR	7,294,131	USD	38	—
JP Morgan Chase Bank NA	2/3/2022	7,662,584	USD	6,734,313	EUR	—	(249)
UBS AG	1/5/2022	6,414,007	EUR	7,294,131	USD	18	—
UBS AG	1/5/2022	7,420,282	USD	6,582,664	EUR	—	(65,668)
UBS AG	2/3/2022	7,662,582	USD	6,734,282	EUR	—	(215)

						$2,400	$(263,442)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$30,439,309	$—	$—	$30,439,309
Investment of Cash Collateral for Securities Loaned	—	164,006	—	164,006

Total Investments in Securities	$30,439,309	$164,006	$—	$30,603,315

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$2,400	$—	$2,400
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(263,442)	$—	$(263,442)

Total - Net	$30,439,309	$(97,036)	$—	$30,342,273

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 6.5%
Aristocrat Leisure Ltd.	11,627	$368,315
BHP Group PLC	812,322	24,199,991
Breville Group Ltd.(a)	15,272	351,981
carsales.com Ltd.	51,742	943,861
Domino’s Pizza Enterprises Ltd.(a)	10,624	911,685
Eagers Automotive Ltd.(a)	67,120	655,867
Evolution Mining Ltd.	246,538	727,737
Netwealth Group Ltd.	1,030	13,247
Pro Medicus Ltd.(a)	4,408	200,110
REA Group Ltd.	10,823	1,319,136
Technology One Ltd.	47,932	446,415
WiseTech Global Ltd.	5,211	221,940

Total Australia		30,360,285

Belgium - 0.3%
Melexis N.V.	10,971	1,307,508

Brazil - 3.8%
Ambev S.A.	683,305	1,891,663
BB Seguridade Participacoes S.A.	225,437	839,824
Cia de Locacao das Americas	51,240	216,275
Cia de Saneamento Basico do Estado de Sao Paulo	39,510	285,011
Cia Siderurgica Nacional S.A.	148,165	664,747
CPFL Energia S.A.	102,892	495,618
Engie Brasil Energia S.A.	30,300	208,945
Equatorial Energia S.A.	94,234	382,519
JBS S.A.	186,029	1,267,469
Localiza Rent a Car S.A.	14,947	142,225
Magazine Luiza S.A.	18,262	23,672
Marfrig Global Foods S.A.	76,140	301,689
Raia Drogasil S.A.	27,163	118,503
Transmissora Alianca de Energia Eletrica S.A.	115,650	755,151
Vale S.A.	727,858	10,187,398

Total Brazil		17,780,709

Canada - 1.2%
CI Financial Corp.	67,246	1,407,580
Constellation Software, Inc.	640	1,189,124
goeasy Ltd.(a)	721	102,326
Onex Corp.	2,653	208,518
Parex Resources, Inc.(a)	10,803	184,818
Stella-Jones, Inc.	6,071	192,298
TFI International, Inc.	6,586	739,703
Toromont Industries Ltd.	10,418	943,199
West Fraser Timber Co., Ltd.	4,732	452,090

Total Canada		5,419,656

China - 3.8%
ANTA Sports Products Ltd.	43,200	647,753
China Feihe Ltd.(b)	264,000	354,199
China Gas Holdings Ltd.	313,200	650,801
China Lesso Group Holdings Ltd.	269,000	386,440
China Medical System Holdings Ltd.	238,000	397,465
China Meidong Auto Holdings Ltd.	34,000	175,314
China Resources Mixc Lifestyle Services Ltd.(b)	14,600	68,072
China Risun Group Ltd., Class H(a)	154,000	93,431
CIFI Ever Sunshine Services Group Ltd.	50,000	77,473
Country Garden Services Holdings Co., Ltd.	39,000	233,611
Dongyue Group Ltd.	22,000	34,314
Flat Glass Group Co., Ltd., Class H*(a)	10,000	50,793
Fuyao Glass Industry Group Co., Ltd., Class H(b)	54,000	279,132
Haitian International Holdings Ltd.	82,000	227,711
Jinke Smart Services Group Co., Ltd., Class H(a)	58,000	252,569
Lenovo Group Ltd.	1,322,000	1,519,326
Li Ning Co., Ltd.	56,000	613,060
Nongfu Spring Co., Ltd., Class H(a)(b)	64,000	422,354
Pop Mart International Group Ltd.*(a)(b)	12,600	72,242
Shenzhou International Group Holdings Ltd.	54,900	1,055,566
Shimao Services Holdings Ltd.(a)(b)	29,000	20,161
Sino Biopharmaceutical Ltd.	576,875	404,004
SITC International Holdings Co., Ltd.	366,000	1,323,859
Smoore International Holdings Ltd.(a)(b)	113,000	576,139
Sunny Optical Technology Group Co., Ltd.	18,100	572,510
Tencent Holdings Ltd.	85,300	4,997,889
Topsports International Holdings Ltd.(b)	23,000	23,276
WuXi AppTec Co., Ltd., Class H(b)	6,940	120,172
Xinyi Glass Holdings Ltd.	707,000	1,768,339
Yadea Group Holdings Ltd.(b)	44,000	85,784
Yihai International Holding Ltd.*(a)	21,000	97,104
Zhongsheng Group Holdings Ltd.	22,800	177,807

Total China		17,778,670

Denmark - 8.8%
Alten S.A.	2,341	421,956
AP Moller - Maersk A/S, Class B	1,557	5,582,608
Chemometec A/S	534	68,013
Coloplast A/S, Class B	34,603	6,089,684
GN Store Nord A/S	3,811	239,664
Novo Nordisk A/S, Class B	241,788	27,172,383
Royal Unibrew A/S	8,160	919,774
SimCorp A/S	2,345	256,291

Total Denmark		40,750,373

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2021

Investments	Shares	Value
Finland - 1.7%
Kesko Oyj, Class B	65,245	$2,176,928
Neste Oyj	114,967	5,668,906

Total Finland		7,845,834

France - 9.5%
Bureau Veritas S.A.	53,889	1,788,225
Hermes International	3,025	5,283,885
Kering S.A.	11,304	9,087,133
LVMH Moet Hennessy Louis Vuitton SE	32,880	27,183,350
Verallia S.A.(b)	31,759	1,118,161

Total France		44,460,754

Germany - 3.9%
adidas AG	17,175	4,945,352
Dermapharm Holding SE	5,168	524,820
Eckert & Ziegler Strahlen- und Medizintechnik AG	328	35,100
Fielmann AG	15,402	1,036,021
Hapag-Lloyd AG(b)	31,917	10,053,993
Nemetschek SE	2,527	324,154
Puma SE	1,274	155,745
Varta AG(a)	7,747	1,008,732
VERBIO Vereinigte BioEnergie AG	1,343	92,094

Total Germany		18,176,011

Hong Kong - 1.0%
Kingboard Laminates Holdings Ltd.	247,500	420,950
Techtronic Industries Co., Ltd.	186,000	3,702,679
Vitasoy International Holdings Ltd.(a)	210,000	423,970

Total Hong Kong		4,547,599

India - 2.9%
Asian Paints Ltd.	15,455	703,343
Berger Paints India Ltd.	965	10,019
Colgate-Palmolive India Ltd.	4,115	82,000
Eicher Motors Ltd.	5,159	179,882
ICICI Securities Ltd.(b)	19,723	210,070
Infosys Ltd.	288,114	7,316,640
L&T Technology Services Ltd.(b)	2,505	188,676
Larsen & Toubro Infotech Ltd.(b)	3,146	310,302
Marico Ltd.	74,538	514,046
Mphasis Ltd.	11,545	527,538
Nestle India Ltd.	684	181,322
Page Industries Ltd.	120	65,252
Pidilite Industries Ltd.	8,324	275,781
Supreme Industries Ltd.	6,634	198,911
Tata Consultancy Services Ltd.	53,691	2,700,128

Total India		13,463,910

Indonesia - 0.1%
Bukit Asam Tbk PT	470,200	89,405
Sarana Menara Nusantara Tbk PT	2,007,200	158,435
Sumber Alfaria Trijaya Tbk PT	848,100	72,299

Total Indonesia		320,139

Israel - 0.2%
Maytronics Ltd.	7,918	195,380
Strauss Group Ltd.	21,852	681,032

Total Israel		876,412

Italy - 1.1%
Carel Industries SpA(b)	6,302	190,632
De’ Longhi SpA	16,472	590,431
DiaSorin SpA	1,262	240,315
Ferrari N.V.	7,996	2,068,669
Interpump Group SpA	8,199	600,925
Moncler SpA	15,556	1,132,532
Technogym SpA(b)	33,128	318,527

Total Italy		5,142,031

Japan - 8.7%
BayCurrent Consulting, Inc.	500	193,218
Benefit One, Inc.	14,300	612,831
Fast Retailing Co., Ltd.	4,500	2,552,169
Hoya Corp.	19,800	2,941,930
Japan Elevator Service Holdings Co., Ltd.	4,500	83,939
JCR Pharmaceuticals Co., Ltd.	9,600	185,406
Justsystems Corp.	2,700	126,143
Kakaku.com, Inc.(a)	30,400	810,455
Koei Tecmo Holdings Co., Ltd.	27,500	1,080,609
Lasertec Corp.	3,900	1,195,180
M3, Inc.	6,200	311,898
Milbon Co., Ltd.	4,500	222,743
MonotaRO Co., Ltd.	14,100	253,826
Nihon M&A Center Holdings, Inc.	16,200	396,858
Nippon Shinyaku Co., Ltd.	8,700	605,158
Nomura Research Institute Ltd.	53,400	2,288,472
Olympus Corp.	68,100	1,566,853
Recruit Holdings Co., Ltd.	46,200	2,797,155
Shionogi & Co., Ltd.	43,000	3,033,954
SMS Co., Ltd.	1,200	47,206
Systena Corp.	40,400	150,858
Toei Animation Co., Ltd.(a)	3,200	318,180
Tokyo Electron Ltd.	30,200	17,382,276
West Holdings Corp.	4,200	208,988
Workman Co., Ltd.	300	14,328
ZOZO, Inc.	30,152	940,000

Total Japan		40,320,633

Malaysia - 0.1%
Fraser & Neave Holdings Bhd	43,000	255,358
ViTrox Corp. Bhd	800	3,825
Westports Holdings Bhd	99,300	96,535

Total Malaysia		355,718

Mexico - 1.1%
America Movil S.A.B. de C.V., Series L	2,236,872	2,370,767
Grupo Mexico S.A.B. de C.V., Series B	635,872	2,774,347

Total Mexico		5,145,114

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2021

Investments	Shares	Value
Netherlands - 3.5%
ASM International N.V.	2,840	$1,255,364
ASML Holding N.V.	17,128	13,765,072
BE Semiconductor Industries N.V.	14,804	1,262,970

Total Netherlands		16,283,406

Norway - 1.0%
AF Gruppen ASA	30,877	677,884
Aker BP ASA	102,197	3,147,626
Tomra Systems ASA	8,556	612,231

Total Norway		4,437,741

Philippines - 0.1%
Manila Electric Co.	47,270	273,650
San Miguel Food and Beverage, Inc.	54,140	75,807

Total Philippines		349,457

Poland - 0.1%
CD Projekt S.A.	9,075	434,341
KGHM Polska Miedz S.A.	3,481	120,398

Total Poland		554,739

Portugal - 0.5%
Jeronimo Martins, SGPS, S.A.	93,601	2,139,505

Russia - 2.5%
Lukoil PJSC, ADR	56,191	5,029,094
Magnitogorsk Iron & Steel Works PJSC, GDR(c)	43,427	525,467
MMC Norilsk Nickel PJSC, ADR	128,938	3,988,052
Novatek PJSC, GDR(c)	7,746	1,814,113
PhosAgro PJSC, GDR(c)	20,420	440,664

Total Russia		11,797,390

South Africa - 1.7%
Anglo American Platinum Ltd.	12,212	1,390,125
Capitec Bank Holdings Ltd.	6,624	846,594
Clicks Group Ltd.	24,985	493,955
Gold Fields Ltd.	122,406	1,335,575
Impala Platinum Holdings Ltd.	258,478	3,643,957
Mr. Price Group Ltd.	32,313	403,912

Total South Africa		8,114,118

South Korea - 0.5%
Coway Co., Ltd.*	3,145	196,835
DB HiTek Co., Ltd.*	3,034	185,549
Fila Holdings Corp.*	1,319	39,778
Kumho Petrochemical Co., Ltd.*	1,338	186,842
LG Household & Health Care Ltd.*	148	136,577
Macquarie Korea Infrastructure Fund	98,937	1,169,350
Seegene, Inc.	7,469	383,267
SK, Inc.	1,161	245,141

Total South Korea		2,543,339

Spain - 3.8%
Cie Automotive S.A.(a)	22,371	696,047
Industria de Diseno Textil S.A.	518,975	16,837,785
Laboratorios Farmaceuticos Rovi S.A.	2,463	206,708

Total Spain		17,740,540

Sweden - 3.1%
AddLife AB, Class B	4,075	171,662
AddTech AB, Class B	12,638	301,508
Atlas Copco AB, Class B	64,288	3,778,953
Epiroc AB, Class B	50,079	1,060,338
EQT AB	56,205	3,060,473
Evolution AB(b)	10,637	1,511,104
Hexpol AB	49,870	668,139
HMS Networks AB	853	52,572
Husqvarna AB, Class B	81,798	1,308,663
Instalco AB	1,724	82,717
Lagercrantz Group AB, Class B	19,239	282,831
Lifco AB, Class B	33,283	995,125
Mycronic AB	9,571	223,052
Thule Group AB(b)	10,585	640,676
Troax Group AB	3,074	157,369
Vitrolife AB	812	50,224

Total Sweden		14,345,406

Switzerland - 8.7%
EMS-Chemie Holding AG, Registered Shares	2,712	3,038,964
Kuehne + Nagel International AG, Registered Shares	16,439	5,311,575
Logitech International S.A., Registered Shares	14,930	1,259,747
Partners Group Holding AG	4,841	8,036,012
Roche Holding AG, Bearer Shares	34,267	15,374,362
Schindler Holding AG, Participation Certificate	4,652	1,253,433
SFS Group AG	5,996	830,484
STMicroelectronics N.V.	54,547	2,714,469
Straumann Holding AG, Registered Shares	437	929,012
Temenos AG, Registered Shares	3,900	539,532
VAT Group AG(b)	2,822	1,407,361

Total Switzerland		40,694,951

Taiwan - 8.7%
Accton Technology Corp.	78,000	733,003
Advantech Co., Ltd.	46,496	666,341
Chicony Electronics Co., Ltd.	263,000	782,336
Eclat Textile Co., Ltd.	30,283	690,663
Elite Material Co., Ltd.	37,000	371,779
Feng TAY Enterprise Co., Ltd.	82,620	691,312
Giant Manufacturing Co., Ltd.	29,000	361,622
Lotes Co., Ltd.	8,000	220,046
Macronix International Co., Ltd.	393,000	599,436
Makalot Industrial Co., Ltd.	13,000	116,059
MediaTek, Inc.	309,000	13,290,563
Merida Industry Co., Ltd.	16,000	189,395

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2021

Investments	Shares	Value
Micro-Star International Co., Ltd.	107,000	$620,722
momo.com, Inc.	2,600	152,709
Nien Made Enterprise Co., Ltd.	29,000	432,374
Novatek Microelectronics Corp.	84,000	1,636,462
Realtek Semiconductor Corp.	61,000	1,278,780
Taiwan Semiconductor Manufacturing Co., Ltd.	750,000	16,671,486
Wan Hai Lines Ltd.	25,000	179,365
Wiwynn Corp.	15,000	604,511

Total Taiwan		40,288,964

Thailand - 0.1%
Carabao Group PCL, NVDR(a)	38,100	136,296
Home Product Center PCL, NVDR	251,600	109,211
Krungthai Card PCL, NVDR	78,700	139,589
Muangthai Capital PCL, NVDR(a)	56,900	100,071
Srisawad Corp. PCL, NVDR	100,500	185,777

Total Thailand		670,944

Turkey - 0.4%
BIM Birlesik Magazalar AS	160,991	743,143
Coca-Cola Icecek AS	1,030	6,868
Ford Otomotiv Sanayi AS	12,968	232,510
Iskenderun Demir ve Celik AS	60,040	105,072
Tofas Turk Otomobil Fabrikasi AS	7,263	41,402
Turk Telekomunikasyon AS	402,966	292,217
Turkcell Iletisim Hizmetleri AS	285,567	396,963

Total Turkey		1,818,175

United Kingdom - 10.3%
Anglo American PLC	555,379	22,687,352
Antofagasta PLC	230,682	4,182,107
Ashtead Group PLC	29,031	2,336,456
Auto Trader Group PLC(b)	91,197	914,061
Computacenter PLC	22,481	886,077
Dunelm Group PLC	44,353	829,621
Electrocomponents PLC	70,834	1,157,050
Evraz PLC	193,671	1,578,103
Ferrexpo PLC	477,623	1,936,868
Fevertree Drinks PLC	10,834	396,935
Fresnillo PLC	154,852	1,872,552
Games Workshop Group PLC	1,214	163,937
Gamma Communications PLC	6,250	139,678
Greggs PLC	1,039	46,961
Howden Joinery Group PLC	89,997	1,098,531
Impax Asset Management Group PLC	8,675	172,958
Kainos Group PLC	12,364	321,029
Pagegroup PLC	18,284	156,885
Rightmove PLC	87,757	944,957
Softcat PLC	25,902	632,897
Spirax-Sarco Engineering PLC	4,882	1,061,294
Synthomer PLC	95,880	518,939
Taylor Wimpey PLC	1,553,202	3,692,054
Victrex PLC	13,965	462,280

Total United Kingdom		48,189,582

United States - 0.0%
JS Global Lifestyle Co., Ltd.(b)	67,000	112,923

TOTAL COMMON STOCKS (Cost: $388,198,746)		464,132,536

EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree Emerging Markets High Dividend Fund(a)(d)	8,082	350,112
WisdomTree International Equity Fund(a)(d)	9,849	532,637

TOTAL EXCHANGE-TRADED FUNDS (Cost: $878,328)		882,749

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(e) (Cost: $3,033,296)	3,033,296	3,033,296

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $392,110,370)		468,048,581
Other Assets less Liabilities - (0.5)%		(2,538,733)

NET ASSETS - 100.0%		$465,509,848

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,011,918 and the total market value of the collateral held by the Fund was $6,326,411. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,293,115.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2021	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$55,849	$17,645,789	$17,129,396	$(221,937)	$(193)	$350,112	$26,451
WisdomTree International Equity Fund	82,296	17,430,504	16,904,285	(80,445)	4,567	532,637	20,870

Total	$138,145	$35,076,293	$34,033,681	$(302,382)	$4,374	$882,749	$47,321

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$464,132,536	$—	$—	$464,132,536
Exchange-Traded Funds	882,749	—	—	882,749
Investment of Cash Collateral for Securities Loaned	—	3,033,296	—	3,033,296

Total Investments in Securities	$465,015,285	$3,033,296	$—	$468,048,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 11.7%
Abacus Property Group(a)	42,744	$117,782
BWP Trust	46,682	140,852
Centuria Industrial REIT	44,568	135,769
Charter Hall Group	28,024	419,314
Charter Hall Long Wale REIT	51,428	188,823
Charter Hall Retail REIT	67,036	207,626
Cromwell Property Group(a)	344,935	218,183
Dexus	133,982	1,083,217
Goodman Group	86,945	1,675,154
Growthpoint Properties Australia Ltd.	39,523	125,286
Ingenia Communities Group	21,169	95,732
Mirvac Group	355,470	752,074
Shopping Centres Australasia Property Group	121,434	262,217
Stockland	320,604	988,324
Waypoint REIT	128,082	263,535

Total Australia		6,673,888

Austria - 0.4%
CA Immobilien Anlagen AG	5,985	224,603

Belgium - 2.8%
Aedifica S.A.	2,700	352,793
Befimmo S.A.	2,407	92,382
Cofinimmo S.A.	3,875	619,134
Warehouses De Pauw CVA	10,615	509,171

Total Belgium		1,573,480

Canada - 4.0%
Allied Properties Real Estate Investment Trust	6,120	212,939
Altus Group Ltd.(a)	1,506	84,615
Canadian Apartment Properties REIT	5,448	258,609
Choice Properties Real Estate Investment Trust	28,916	347,729
CT Real Estate Investment Trust	9,192	126,038
Dream Industrial Real Estate Investment Trust	9,808	133,708
First Capital Real Estate Investment Trust	13,125	195,968
FirstService Corp.	588	115,724
Granite Real Estate Investment Trust	2,189	182,655
InterRent Real Estate Investment Trust	5,505	75,440
Killam Apartment Real Estate Investment Trust	6,489	121,186
NorthWest Healthcare Properties Real Estate Investment Trust	11,328	123,849
Summit Industrial Income REIT	6,642	123,570
Tricon Residential, Inc.	10,939	167,659

Total Canada		2,269,689

Chile - 0.2%
Cencosud Shopping S.A.	55,611	65,989
Parque Arauco S.A.*	37,706	41,596

Total Chile		107,585

China - 13.8%
Agile Group Holdings Ltd.(a)	420,000	227,877
C&D International Investment Group Ltd.(a)	53,860	113,574
Central China Real Estate Ltd.(a)	262,000	31,589
China Aoyuan Group Ltd.(a)	204,000	36,894
China Jinmao Holdings Group Ltd.	645,000	199,383
China Overseas Grand Oceans Group Ltd.	205,000	104,126
China Overseas Land & Investment Ltd.	427,049	1,011,162
China Resources Land Ltd.	330,000	1,388,351
China SCE Group Holdings Ltd.(a)	278,000	67,394
China Vanke Co., Ltd., Class H	175,900	409,274
CIFI Holdings Group Co., Ltd.	533,900	321,177
Country Garden Holdings Co., Ltd.(a)	1,048,972	931,068
Dexin China Holdings Co., Ltd.*(a)	182,000	62,330
Greentown China Holdings Ltd.(a)	38,500	62,024
Hopson Development Holdings Ltd.	77,880	162,427
Jiayuan International Group Ltd.(a)	140,000	47,228
Kaisa Group Holdings Ltd.*(a)	83,000	8,304
KWG Group Holdings Ltd.	344,500	225,357
Logan Group Co., Ltd.	129,000	98,616
Longfor Group Holdings Ltd.(b)	172,500	812,020
Midea Real Estate Holding Ltd.(a)(b)	53,600	83,326
Powerlong Real Estate Holdings Ltd.	202,000	105,712
Redsun Properties Group Ltd.(a)	154,000	43,259
Seazen Group Ltd.*	222,000	150,064
Shenzhen Investment Ltd.	440,000	94,814
Shimao Group Holdings Ltd.(a)	127,000	83,078
Sunac China Holdings Ltd.	255,271	385,708
Times China Holdings Ltd.	158,000	76,403
Wharf Holdings Ltd. (The)	58,872	180,853
Yanlord Land Group Ltd.	105,600	86,946
Yuexiu Property Co., Ltd.	179,800	158,437
Yuzhou Group Holdings Co., Ltd.(a)	432,163	35,476
Zhenro Properties Group Ltd.(a)	104,700	49,823
Zhongliang Holdings Group Co., Ltd.(a)	127,500	59,692

Total China		7,913,766

Finland - 0.4%
Kojamo Oyj	8,362	201,977

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2021

Investments	Shares	Value
France - 2.3%
Cromwell European Real Estate Investment Trust	48,760	$140,288
Gecina S.A.	5,680	793,847
Nexity S.A.	8,254	388,036

Total France		1,322,171

Germany - 10.0%
alstria office REIT AG	26,400	586,331
Deutsche Wohnen SE, Bearer Shares	24,234	1,019,128
LEG Immobilien SE	6,662	929,578
PATRIZIA AG	2,085	48,607
TAG Immobilien AG	14,962	418,734
Vonovia SE	48,714	2,686,781

Total Germany		5,689,159

Hong Kong - 13.0%
Champion REIT	296,000	151,487
Hang Lung Group Ltd.	82,649	176,614
Hang Lung Properties Ltd.	154,283	317,420
Henderson Land Development Co., Ltd.	186,915	795,964
Hui Xian Real Estate Investment Trust	478,634	105,375
Hysan Development Co., Ltd.	79,115	244,561
Kowloon Development Co., Ltd.	74,000	97,764
Link REIT	222,714	1,961,099
New World Development Co., Ltd.	161,013	637,129
Sino Land Co., Ltd.	369,735	460,491
Sun Hung Kai Properties Ltd.	174,310	2,115,071
Swire Properties Ltd.	102,941	258,003
Yuexiu Real Estate Investment Trust	223,900	92,762

Total Hong Kong		7,413,740

India - 0.1%
Embassy Office Parks REIT	15,098	68,981

Israel - 1.3%
Alony Hetz Properties & Investments Ltd.	11,560	215,162
Amot Investments Ltd.	33,418	271,433
Azrieli Group Ltd.	1,459	139,225
Mivne Real Estate KD Ltd.	28,113	120,856

Total Israel		746,676

Japan - 13.7%
Aeon Mall Co., Ltd.	5,430	77,379
Daito Trust Construction Co., Ltd.	14,500	1,658,330
Daiwa House Industry Co., Ltd.	51,600	1,482,287
GLP J-REIT	281	485,354
Heiwa Real Estate Co., Ltd.	2,300	77,296
Hulic Co., Ltd.	37,900	359,401
Ichigo, Inc.	12,800	31,123
Japan Metropolitan Fund Invest	616	530,117
Katitas Co., Ltd.	1,800	69,168
Mitsubishi Estate Co., Ltd.	56,189	778,024
Mitsui Fudosan Co., Ltd.	50,708	1,003,327
Nomura Real Estate Holdings, Inc.	10,965	252,046
Open House Co., Ltd.	5,300	277,070
Relo Group, Inc.	3,200	57,773
Starts Corp., Inc.	2,300	50,152
Sumitomo Realty & Development Co., Ltd.	13,779	404,797
Tokyo Tatemono Co., Ltd.(a)	17,000	248,014

Total Japan		7,841,658

Malaysia - 0.4%
IGB Real Estate Investment Trust	145,100	57,469
KLCCP Stapled Group	53,600	84,272
Sunway Real Estate Investment Trust	201,596	68,231

Total Malaysia		209,972

Mexico - 0.5%
PLA Administradora Industrial S de RL de C.V.	103,695	145,269
Prologis Property Mexico S.A. de C.V.	46,057	127,898

Total Mexico		273,167

Norway - 0.8%
Entra ASA(b)	20,504	461,080

Philippines - 0.3%
Robinsons Land Corp.	150,247	56,572
SM Prime Holdings, Inc.	185,375	123,238

Total Philippines		179,810

Singapore - 8.9%
Ascendas India Trust	119,500	125,869
Ascendas Real Estate Investment Trust	337,636	738,810
Ascott Residence Trust	248,688	190,000
CapitaLand Integrated Commercial Trust	457,198	691,825
Capitaland Investment Ltd.*	230,289	582,491
City Developments Ltd.	19,403	98,012
Frasers Centrepoint Trust	53,018	90,844
Frasers Logistics & Commercial Trust	91,600	103,276
Keppel DC REIT	90,504	165,816
Keppel REIT	203,700	170,739
Manulife US Real Estate Investment Trust	224,072	150,128
Mapletree Commercial Trust†	132,720	196,892
Mapletree Industrial Trust	188,509	378,934
Mapletree Logistics Trust	313,858	442,332
Mapletree North Asia Commercial Trust†	241,700	199,004
OUE Commercial Real Estate Investment Trust	237,300	77,448
Parkway Life Real Estate Investment Trust	42,800	162,863
SPH REIT	100,600	74,621
Suntec Real Estate Investment Trust	269,528	301,886

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2021

Investments	Shares	Value
UOL Group Ltd.	26,400	$138,839

Total Singapore		5,080,629

Spain - 1.0%
Inmobiliaria Colonial Socimi S.A.	17,223	161,584
Merlin Properties Socimi S.A.	39,582	430,771

Total Spain		592,355

Sweden - 3.4%
Atrium Ljungberg AB, Class B	5,885	129,805
Castellum AB(a)	29,926	805,840
Catena AB	1,738	108,267
Fabege AB	16,082	269,192
Hufvudstaden AB, Class A	9,091	135,755
Samhallsbyggnadsbolaget i Norden AB	21,516	157,844
Wallenstam AB, Class B	3,665	68,006
Wihlborgs Fastigheter AB	11,805	267,814

Total Sweden		1,942,523

Switzerland - 3.3%
Allreal Holding AG, Registered Shares	1,639	363,363
PSP Swiss Property AG, Registered Shares	3,125	389,960
Swiss Prime Site AG, Registered Shares	11,725	1,153,648

Total Switzerland		1,906,971

Taiwan - 0.5%
Farglory Land Development Co., Ltd.	81,000	180,930
Ruentex Development Co., Ltd.	53,200	122,679

Total Taiwan		303,609

Thailand - 0.5%
Central Pattana PCL, NVDR	63,974	108,203
Supalai PCL, NVDR	143,300	97,378
WHA Corp. PCL, NVDR	967,100	101,907

Total Thailand		307,488

United Kingdom - 6.3%
Assura PLC	300,883	284,457
Big Yellow Group PLC	10,610	245,308
CLS Holdings PLC	17,863	52,865
Grainger PLC	25,677	109,551
Great Portland Estates PLC	12,522	123,472
Londonmetric Property PLC	70,452	270,431
Primary Health Properties PLC	86,339	177,050
Safestore Holdings PLC	15,969	304,756
Secure Income REIT PLC	39,551	227,672
Segro PLC	57,203	1,112,980
Tritax Big Box REIT PLC	150,108	506,251
Workspace Group PLC	17,093	187,181

Total United Kingdom		3,601,974

TOTAL COMMON STOCKS (Cost: $54,943,081)		56,906,951

RIGHTS - 0.0%

Austria - 0.0%
CA Immobilien Anlagen AG*†	5,761	0

China - 0.0%
Seazen Group Ltd., expiring 1/19/22*	10,571	0

TOTAL RIGHTS (Cost: $0)		0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%

United States - 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)
(Cost: $1,526,074)	1,526,074	1,526,074

TOTAL INVESTMENTS IN SECURITIES - 102.3% (Cost: $56,469,155)		58,433,025
Other Assets less Liabilities - (2.3)%		(1,298,414)

NET ASSETS - 100.0%		$57,134,611

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $395,896, which represents 0.69% of net assets.

(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,192,450 and the total market value of the collateral held by the Fund was $3,279,578. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,753,504.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks
Singapore	$4,684,733	$—	$395,896	*	$5,080,629
Other	51,826,322	—	—		51,826,322
Rights
Austria	—	—	0	*	0
China	—	0	—		0
Investment of Cash Collateral for Securities Loaned	—	1,526,074	—		1,526,074

Total Investments in Securities	$56,511,055	$1,526,074	$395,896		$58,433,025

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 3.7%
Alumina Ltd.	6,713	$9,103
APA Group(a)	4,218	30,851
Atlas Arteria Ltd.	3,285	16,527
AusNet Services Ltd.(a)	8,899	16,628
Australia & New Zealand Banking Group Ltd.	5,151	103,026
Bendigo & Adelaide Bank Ltd.(a)	2,660	17,599
BHP Group Ltd.(a)	15,508	467,916
BHP Group PLC	11,428	340,453
Coles Group Ltd.	3,517	45,873
Commonwealth Bank of Australia	4,203	308,635
Fortescue Metals Group Ltd.	17,629	246,218
GPT Group (The)	8,715	34,342
Growthpoint Properties Australia Ltd.	4,757	15,079
Insurance Australia Group Ltd.(a)	5,416	16,775
JB Hi-Fi Ltd.	462	16,231
Magellan Financial Group Ltd.(a)	706	10,902
Medibank Pvt Ltd.	9,236	22,495
Mineral Resources Ltd.(a)	906	36,888
Mirvac Group	8,854	18,733
National Australia Bank Ltd.	7,418	155,542
Newcrest Mining Ltd.	1,447	25,754
Scentre Group	13,144	30,198
Stockland	7,722	23,805
Suncorp Group Ltd.	5,144	41,401
Telstra Corp., Ltd.	36,202	110,020
Vicinity Centres(a)	15,928	19,571
Wesfarmers Ltd.	2,734	117,874
Westpac Banking Corp.	6,080	94,377
Worley Ltd.	1,487	11,492

Total Australia		2,404,308

Austria - 0.2%
BAWAG Group AG*(b)	591	36,427
Oesterreichische Post AG(a)	275	11,821
OMV AG	814	46,238
Strabag SE, Bearer Shares	973	40,553
Telekom Austria AG*	2,012	17,435

Total Austria		152,474

Belgium - 0.2%
Cofinimmo S.A.	112	17,895
Etablissements Franz Colruyt N.V.	236	10,000
Proximus SADP	1,203	23,448
Solvay S.A.(a)	208	24,174
Telenet Group Holding N.V.	759	27,672

Total Belgium		103,189

Brazil - 1.3%
B3 S.A. - Brasil Bolsa Balcao	23,292	46,584
Banco Bradesco S.A.	6,284	18,265
Banco do Brasil S.A.	5,731	29,684
Cia Siderurgica Nacional S.A.	2,925	13,123
Engie Brasil Energia S.A.	2,708	18,674
Gerdau S.A.	975	3,933
JBS S.A.	3,900	26,572
Petroleo Brasileiro S.A.	25,025	137,930
Telefonica Brasil S.A.	2,275	19,683
Transmissora Alianca de Energia Eletrica S.A.	2,925	19,099
Vale S.A.	36,624	512,604
Vibra Energia S.A.	6,215	23,878

Total Brazil		870,029

Canada - 4.5%
Algonquin Power & Utilities Corp.(a)	1,608	23,258
Allied Properties Real Estate Investment Trust	382	13,291
AltaGas Ltd.(a)	1,036	22,399
B2Gold Corp.	3,528	13,909
Bank of Montreal	1,483	159,894
Bank of Nova Scotia (The)	3,869	274,290
BCE, Inc.	2,312	120,455
Canadian Imperial Bank of Commerce(a)	1,265	147,666
Canadian Natural Resources Ltd.	2,964	125,421
Canadian Utilities Ltd., Class A	667	19,374
Capital Power Corp.(a)	570	17,806
Choice Properties Real Estate Investment Trust	1,244	14,960
Emera, Inc.	648	32,432
Enbridge, Inc.	5,973	233,643
First National Financial Corp.(a)	354	11,647
Fortis, Inc.	923	44,595
Gibson Energy, Inc.(a)	642	11,395
Granite Real Estate Investment Trust	236	19,692
Great-West Lifeco, Inc.	3,152	94,723
H&R Real Estate Investment Trust	1,228	15,798
IGM Financial, Inc.	1,048	37,850
Keyera Corp.(a)	762	17,211
Manulife Financial Corp.	6,212	118,570
National Bank of Canada	684	52,223
Pembina Pipeline Corp.(a)	1,633	49,605
Power Corp. of Canada(a)	1,896	62,742
Restaurant Brands International, Inc.	572	34,732
RioCan Real Estate Investment Trust	1,409	25,589
Rogers Communications, Inc., Class B	679	32,376
Royal Bank of Canada	3,317	352,537
Shaw Communications, Inc., Class B	899	27,323
SmartCentres Real Estate Investment Trust	863	21,993
Sun Life Financial, Inc.(a)	1,244	69,342
Suncor Energy, Inc.	2,075	51,992
TC Energy Corp.(a)	2,427	113,035
TELUS Corp.	3,039	71,671
Toronto-Dominion Bank (The)	4,687	359,851

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2021

Investments	Shares	Value
TransAlta Renewables, Inc.(a)	930	$13,805

Total Canada		2,929,095

Chile - 0.1%
Banco Santander Chile	271,029	10,895
Cencosud S.A.	10,314	17,250
Empresas CMPC S.A.	7,697	12,901

Total Chile		41,046

China - 2.9%
Agricultural Bank of China Ltd., Class H	137,074	47,120
Anhui Conch Cement Co., Ltd., Class H	4,000	19,984
Bank of China Ltd., Class H	537,000	193,549
Bank of Communications Co., Ltd., Class H	99,000	59,809
BOC Hong Kong Holdings Ltd.	25,000	81,930
China CITIC Bank Corp., Ltd., Class H	50,000	21,677
China Construction Bank Corp., Class H	592,536	410,412
China Everbright Environment Group Ltd.	15,000	12,044
China Hongqiao Group Ltd.	13,000	13,723
China Life Insurance Co., Ltd., Class H	33,000	54,687
China Merchants Port Holdings Co., Ltd.	8,000	14,571
China National Building Material Co., Ltd., Class H	14,000	17,167
China Pacific Insurance Group Co., Ltd., Class H	8,800	23,873
China Petroleum & Chemical Corp., Class H	120,000	55,873
China Resources Land Ltd.	8,000	33,657
China Shenhua Energy Co., Ltd., Class H	22,500	52,756
China Vanke Co., Ltd., Class H	7,200	16,753
CIFI Holdings Group Co., Ltd.	24,000	14,438
CITIC Ltd.	26,000	25,679
Country Garden Holdings Co., Ltd.(a)	30,668	27,221
Guangdong Investment Ltd.	12,000	15,253
Haitong Securities Co., Ltd., Class H	23,200	20,563
Hengan International Group Co., Ltd.(a)	3,000	15,450
Hopson Development Holdings Ltd.	410	855
Industrial & Commercial Bank of China Ltd., Class H	387,000	218,411
Kingboard Holdings Ltd.	3,000	14,603
Lenovo Group Ltd.	16,000	18,388
Longfor Group Holdings Ltd.(b)	4,500	21,183
New China Life Insurance Co., Ltd., Class H	4,400	11,767
People’s Insurance Co. Group of China Ltd. (The), Class H	51,000	15,438
PetroChina Co., Ltd., Class H	112,000	49,849
PICC Property & Casualty Co., Ltd., Class H	24,000	19,609
Ping An Insurance Group Co. of China Ltd., Class H	15,500	111,633
Postal Savings Bank of China Co., Ltd., Class H(b)	27,000	18,944
Sinopharm Group Co., Ltd., Class H	4,000	8,702
SITC International Holdings Co., Ltd.	7,000	25,320
Tingyi Cayman Islands Holding Corp.	6,000	12,329
Wilmar International Ltd.	14,700	45,142
Xinyi Glass Holdings Ltd.	8,000	20,009

Total China		1,860,371

Denmark - 0.1%
Tryg A/S	1,764	43,559

Finland - 0.8%
Elisa Oyj	462	28,434
Fortum Oyj	2,709	83,147
Nokian Renkaat Oyj	520	19,692
Nordea Bank Abp	20,043	244,620
Orion Oyj, Class B(a)	280	11,629
Sampo Oyj, Class A	955	47,850
TietoEVRY Oyj	390	12,188
UPM-Kymmene Oyj	1,189	45,242
Valmet Oyj	367	15,742

Total Finland		508,544

France - 2.3%
ALD S.A.(b)	1,788	26,311
Amundi S.A.(b)	443	36,549
AXA S.A.	10,878	323,921
BNP Paribas S.A.	2,809	194,123
Bouygues S.A.	971	34,772
Covivio	268	22,004
Credit Agricole S.A.	9,517	135,825
Danone S.A.	1,172	72,757
Eiffage S.A.	198	20,369
Engie S.A.	5,523	81,738
Eutelsat Communications S.A.	1,049	12,806
ICADE	255	18,298
Klepierre S.A.*	770	18,257
Metropole Television S.A.	1,008	19,671
Nexity S.A.	295	13,869
Orange S.A.	12,294	131,601
Publicis Groupe S.A.	727	48,943
Sanofi	2,348	236,521
Suez S.A.	1,622	36,540

Total France		1,484,875

Germany - 1.8%
Allianz SE, Registered Shares	947	223,624
BASF SE	2,286	160,606
Bayer AG, Registered Shares	2,010	107,431
Deutsche Telekom AG, Registered Shares	8,774	162,638
DWS Group GmbH & Co. KGaA(b)	577	23,281
E.ON SE	8,799	121,996
Evonik Industries AG	1,146	37,103
Freenet AG	789	20,879
Hannover Rueck SE	246	46,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2021

Investments	Shares	Value
HeidelbergCement AG	408	$27,616
Hochtief AG	219	17,682
METRO AG	1,796	18,831
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	272	80,577
Talanx AG	578	27,962
Vonovia SE	1,232	67,950

Total Germany		1,144,936

Hong Kong - 0.8%
Bank of East Asia Ltd. (The)	14,000	20,112
CLP Holdings Ltd.	8,000	80,808
Hang Lung Properties Ltd.	9,000	18,516
Hang Seng Bank Ltd.	5,400	98,839
Henderson Land Development Co., Ltd.	14,100	60,044
Hysan Development Co., Ltd.	3,000	9,274
Link REIT	4,300	37,863
Power Assets Holdings Ltd.	10,000	62,337
Sino Land Co., Ltd.	18,000	22,418
Sun Hung Kai Properties Ltd.	6,000	72,804
Swire Pacific Ltd., Class A	2,000	11,377
Swire Properties Ltd.	12,600	31,580

Total Hong Kong		525,972

India - 0.4%
Ambuja Cements Ltd.	3,750	19,044
Bharat Petroleum Corp., Ltd.	8,234	42,695
Coal India Ltd.	6,511	12,792
Hindustan Petroleum Corp., Ltd.	4,469	17,576
ITC Ltd.	11,450	33,586
NTPC Ltd.	17,924	29,996
Power Finance Corp., Ltd.	10,968	17,669
Power Grid Corp. of India Ltd.	15,245	41,919
REC Ltd.	6,434	11,581
Vedanta Ltd.	6,543	30,032

Total India		256,890

Indonesia - 0.1%
Bank Mandiri Persero Tbk PT	44,100	21,737
Telkom Indonesia Persero Tbk PT	193,700	54,906

Total Indonesia		76,643

Italy - 1.5%
A2A SpA	12,410	24,274
ACEA SpA	648	13,824
Assicurazioni Generali SpA	5,842	123,769
Azimut Holding SpA	588	16,503
Banca Mediolanum SpA	3,147	31,064
Enel SpA	26,456	211,984
Eni SpA	9,410	130,767
Intesa Sanpaolo SpA	61,723	159,615
Iren SpA	4,831	14,580
Italgas SpA	3,650	25,120
Poste Italiane SpA(b)	2,473	32,454
Snam SpA	12,845	77,419
Terna - Rete Elettrica Nazionale(a)	6,516	52,715
Unipol Gruppo SpA	2,213	12,027
UnipolSai Assicurazioni SpA(a)	10,872	30,662

Total Italy		956,777

Japan - 4.1%
Aisin Corp.	600	22,978
Canon, Inc.(a)	2,200	53,512
Chubu Electric Power Co., Inc.	2,000	21,050
Chugoku Electric Power Co., Inc. (The)	1,600	12,936
Concordia Financial Group Ltd.	3,500	12,705
Daito Trust Construction Co., Ltd.	100	11,437
Daiwa House Industry Co., Ltd.	1,000	28,727
ENEOS Holdings, Inc.	12,000	44,840
Haseko Corp.	1,100	13,622
Honda Motor Co., Ltd.	3,200	89,757
Hulic Co., Ltd.	1,700	16,121
Idemitsu Kosan Co., Ltd.	900	22,954
Inpex Corp.	2,300	20,013
Isuzu Motors Ltd.	1,500	18,640
Japan Post Holdings Co., Ltd.*	10,100	78,656
Japan Post Insurance Co., Ltd.	1,600	25,705
Japan Tobacco, Inc.(a)	9,500	191,600
JFE Holdings, Inc.	1,500	19,109
Kajima Corp.	1,600	18,354
Kansai Electric Power Co., Inc. (The)	2,600	24,249
KDDI Corp.	5,500	160,575
Marubeni Corp.	3,769	36,641
Mitsubishi Corp.	2,700	85,627
Mitsubishi HC Capital, Inc.	4,500	22,235
Mitsubishi Heavy Industries Ltd.	700	16,163
Mitsubishi UFJ Financial Group, Inc.	26,300	142,720
Mitsui OSK Lines Ltd.	500	37,081
Mizuho Financial Group, Inc.	5,930	75,338
MS&AD Insurance Group Holdings, Inc.	1,200	36,983
Nintendo Co., Ltd.	200	93,179
Nippon Steel Corp.	1,700	27,732
Nippon Telegraph & Telephone Corp.	10,600	289,957
Nippon Yusen K.K.	600	45,643
Resona Holdings, Inc.	7,000	27,196
SBI Holdings, Inc.	500	13,612
Sekisui House Ltd.	1,500	32,161
Shimizu Corp.	2,000	12,383
SoftBank Corp.	20,000	252,616
Sompo Holdings, Inc.	1,100	46,415
Sumitomo Chemical Co., Ltd.	3,700	17,415
Sumitomo Corp.	2,886	42,618
Sumitomo Metal Mining Co., Ltd.	600	22,665
Sumitomo Mitsui Financial Group, Inc.(a)	3,300	112,995
Sumitomo Mitsui Trust Holdings, Inc.	900	30,035
Sumitomo Rubber Industries Ltd.(a)	1,100	11,195
Taisei Corp.	500	15,175
Takeda Pharmaceutical Co., Ltd.	4,500	122,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2021

Investments	Shares	Value
Tokio Marine Holdings, Inc.	1,100	$61,059
Tosoh Corp.	800	11,852
Yamaha Motor Co., Ltd.(a)	1,000	23,959

Total Japan		2,672,777

Malaysia - 0.3%
Hartalega Holdings Bhd	8,600	11,829
Malayan Banking Bhd	43,400	86,467
Petronas Gas Bhd	4,400	19,011
Public Bank Bhd	40,000	39,942
Sime Darby Bhd	20,900	11,639
Tenaga Nasional Bhd	7,400	16,590

Total Malaysia		185,478

Mexico - 0.2%
Arca Continental S.A.B. de C.V.	2,816	17,960
Coca-Cola Femsa S.A.B. de C.V.	2,708	14,781
Fibra Uno Administracion S.A. de C.V.	17,767	18,787
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B*	1,516	20,902
Grupo Mexico S.A.B. de C.V., Series B	16,684	72,793
Orbia Advance Corp. S.A.B. de C.V.	4,839	12,359

Total Mexico		157,582

Netherlands - 0.5%
ASR Nederland N.V.	419	19,298
ING Groep N.V.	7,156	99,623
Koninklijke Ahold Delhaize N.V.	1,474	50,513
Koninklijke KPN N.V.	15,585	48,384
NN Group N.V.	1,299	70,331
PostNL N.V.	4,037	17,569
Randstad N.V.	532	36,324
Signify N.V.(b)	346	16,046

Total Netherlands		358,088

Norway - 0.5%
AF Gruppen ASA(a)	628	13,787
Aker BP ASA	732	22,545
DNB Bank ASA	3,049	69,843
Gjensidige Forsikring ASA	1,408	34,169
Kongsberg Gruppen ASA	524	16,995
Orkla ASA	2,069	20,732
Salmar ASA	230	15,858
Telenor ASA	6,470	101,691
Yara International ASA	905	45,669

Total Norway		341,289

Poland - 0.1%
Polski Koncern Naftowy Orlen S.A.	997	18,389
Powszechny Zaklad Ubezpieczen S.A.	2,712	23,787

Total Poland		42,176

Portugal - 0.1%
EDP - Energias de Portugal S.A.	8,480	46,597
Galp Energia, SGPS, S.A.	2,501	24,232

Total Portugal		70,829

Russia - 0.7%
Magnit PJSC, GDR(c)	2,236	33,540
Magnitogorsk Iron & Steel Works PJSC, GDR(c)	1,299	15,718
MMC Norilsk Nickel PJSC, ADR	3,215	99,440
Mobile TeleSystems PJSC, ADR	3,583	28,485
Novolipetsk Steel PJSC, GDR	1,164	34,361
PhosAgro PJSC, GDR(c)	746	16,099
Polyus PJSC, GDR(c)	166	14,649
Sberbank of Russia PJSC, ADR	9,987	160,291
Severstal PAO, GDR(c)	1,737	37,415
Tatneft PJSC, ADR	439	18,223

Total Russia		458,221

Singapore - 0.7%
DBS Group Holdings Ltd.	5,214	126,313
Jardine Cycle & Carriage Ltd.	700	10,696
Keppel Corp., Ltd.	3,700	14,052
NetLink NBN Trust	23,700	17,580
Olam International Ltd.	9,800	12,721
Oversea-Chinese Banking Corp., Ltd.	11,213	94,818
Singapore Exchange Ltd.	2,200	15,176
Singapore Technologies Engineering Ltd.	9,700	27,054
Singapore Telecommunications Ltd.	24,200	41,645
United Overseas Bank Ltd.	4,513	90,049
Venture Corp., Ltd.	800	10,865

Total Singapore		460,969

South Africa - 0.6%
Anglo American Platinum Ltd.	227	25,840
Exxaro Resources Ltd.	2,163	20,718
FirstRand Ltd.	19,413	73,954
Gold Fields Ltd.	1,994	21,756
Impala Platinum Holdings Ltd.	4,246	59,859
Kumba Iron Ore Ltd.	361	10,407
MultiChoice Group	2,033	15,544
Sanlam Ltd.	5,027	18,697
Sibanye Stillwater Ltd.	15,079	46,390
SPAR Group Ltd. (The)	927	9,707
Standard Bank Group Ltd.	3,060	26,844
Vodacom Group Ltd.	3,670	30,956

Total South Africa		360,672

South Korea - 1.7%
GS Holdings Corp.*	313	10,295
Hana Financial Group, Inc.	804	28,440
KB Financial Group, Inc.	1,003	46,406
Korea Electric Power Corp.	827	15,375
KT&G Corp.	592	39,342
LG Uplus Corp.	863	9,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2021

Investments	Shares	Value
Macquarie Korea Infrastructure Fund	2,145	$25,352
NH Investment & Securities Co., Ltd.*	1,058	11,125
POSCO	166	38,332
Samsung Electronics Co., Ltd.	12,283	809,051
Samsung Fire & Marine Insurance Co., Ltd.	73	12,405
Samsung Securities Co., Ltd.*	344	12,993
Shinhan Financial Group Co., Ltd.	1,343	41,575
SK Telecom Co., Ltd.	242	11,787
Woori Financial Group, Inc.	1,586	16,944

Total South Korea		1,129,295

Spain - 0.7%
Acerinox S.A.	933	12,080
Bankinter S.A.	1,952	10,009
Cia de Distribucion Integral Logista Holdings S.A.	785	15,649
Enagas S.A.(a)	1,101	25,542
Fomento de Construcciones y Contratas S.A.	910	11,466
Iberdrola S.A.	13,665	161,770
Mapfre S.A.(a)	11,155	22,904
Naturgy Energy Group S.A.(a)	3,048	99,237
Red Electrica Corp. S.A.	1,584	34,270
Repsol S.A.	3,801	45,109

Total Spain		438,036

Sweden - 0.5%
Axfood AB	655	18,839
Castellum AB	762	20,519
Electrolux AB, Class B(a)	730	17,698
Lundin Energy AB	874	31,325
Peab AB, Class B	1,221	15,401
Skandinaviska Enskilda Banken AB, Class A	5,102	70,919
Svenska Handelsbanken AB, Class A	3,719	40,197
Tele2 AB, Class B	2,499	35,634
Telia Co. AB(a)	11,244	43,969

Total Sweden		294,501

Switzerland - 1.5%
Adecco Group AG, Registered Shares	467	23,884
Baloise Holding AG, Registered Shares	113	18,491
Banque Cantonale Vaudoise, Registered Shares	252	19,582
Clariant AG, Registered Shares*(a)	915	19,080
Helvetia Holding AG, Registered Shares	149	17,563
Holcim Ltd., Registered Shares*	1,393	71,106
Novartis AG, Registered Shares	4,521	398,338
PSP Swiss Property AG, Registered Shares	130	16,222
Sulzer AG, Registered Shares	116	11,439
Swiss Life Holding AG, Registered Shares	69	42,332
Swiss Prime Site AG, Registered Shares	173	17,022
Swisscom AG, Registered Shares	153	86,412
Zurich Insurance Group AG	564	247,847

Total Switzerland		989,318

Taiwan - 1.9%
Acer, Inc.	12,000	13,207
ASE Technology Holding Co., Ltd.	8,000	30,795
Asia Cement Corp.	18,000	28,821
Asustek Computer, Inc.	4,000	54,361
Catcher Technology Co., Ltd.	3,000	16,970
Cathay Financial Holding Co., Ltd.	30,000	67,770
Chicony Electronics Co., Ltd.	4,000	11,899
China Development Financial Holding Corp.	50,000	31,626
Chunghwa Telecom Co., Ltd.	10,000	42,108
Compal Electronics, Inc.	18,000	15,744
CTBC Financial Holding Co., Ltd.	70,480	66,106
Far Eastern New Century Corp.	10,000	10,590
Far EasTone Telecommunications Co., Ltd.	5,000	11,675
First Financial Holding Co., Ltd.	22,000	19,482
Fubon Financial Holding Co., Ltd.	24,751	68,258
Hon Hai Precision Industry Co., Ltd.	26,000	97,734
Inventec Corp.	16,000	14,429
Lite-On Technology Corp.	17,000	39,202
MediaTek, Inc.	5,000	215,058
Mega Financial Holding Co., Ltd.	26,941	34,617
Novatek Microelectronics Corp.	1,000	19,482
Pegatron Corp.	7,680	19,181
Powertech Technology, Inc.	4,000	14,125
Quanta Computer, Inc.	16,210	55,484
Shanghai Commercial & Savings Bank Ltd. (The)	9,000	15,370
Shin Kong Financial Holding Co., Ltd.	35,000	13,979
SinoPac Financial Holdings Co., Ltd.	33,559	19,589
Synnex Technology International Corp.	8,000	19,142
Taiwan Cement Corp.	20,850	36,173
Taiwan Mobile Co., Ltd.	4,000	14,458
Uni-President Enterprises Corp.	17,000	42,151
Wistron Corp.	15,000	15,804
WPG Holdings Ltd.	11,000	20,913
Yuanta Financial Holding Co., Ltd.	45,000	41,150

Total Taiwan		1,237,453

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2021

Investments	Shares	Value
Thailand - 0.1%
Land & Houses PCL, NVDR	25,700	$6,770
PTT Exploration & Production PCL, NVDR	12,500	44,155
PTT PCL, NVDR	18,700	21,272
Siam Cement PCL (The), NVDR	700	8,089
Tisco Financial Group PCL, NVDR	2,700	7,760

Total Thailand		88,046

Turkey - 0.1%
BIM Birlesik Magazalar AS	2,010	9,278
Eregli Demir ve Celik Fabrikalari T.A.S.	8,622	18,283
Turkcell Iletisim Hizmetleri AS	10,606	14,744

Total Turkey		42,305

United Kingdom - 4.5%
Abrdn PLC	7,238	23,617
Admiral Group PLC	1,781	76,155
Anglo American PLC	4,146	169,365
Antofagasta PLC	1,854	33,612
Aviva PLC	15,219	84,597
BAE Systems PLC	9,562	71,206
Barratt Developments PLC	2,636	26,706
BP PLC	44,548	199,417
Direct Line Insurance Group PLC	6,039	22,821
Evraz PLC	5,263	42,885
Ferrexpo PLC	5,942	24,096
GlaxoSmithKline PLC	13,776	299,774
Hargreaves Lansdown PLC	910	16,701
HSBC Holdings PLC	36,840	223,867
Imperial Brands PLC	6,185	135,419
J Sainsbury PLC	4,558	17,027
Kingfisher PLC	4,445	20,367
Land Securities Group PLC	2,153	22,641
Legal & General Group PLC	18,590	74,908
National Grid PLC	9,662	138,693
Rio Tinto Ltd.	1,623	118,130
Rio Tinto PLC	5,957	394,709
Royal Dutch Shell PLC, Class A	6,242	137,115
Schroders PLC	672	32,403
Severn Trent PLC	659	26,304
SSE PLC	4,060	90,680
St. James’s Place PLC	1,195	27,249
Tate & Lyle PLC	2,335	20,918
Taylor Wimpey PLC	11,162	26,533
Tesco PLC	13,730	53,911
Unilever PLC	4,822	257,687
United Utilities Group PLC	2,574	37,966

Total United Kingdom		2,947,479

United States - 59.8%
3M Co.	4,029	715,671
AbbVie, Inc.	11,839	1,603,001
Agree Realty Corp.	367	26,189
ALLETE, Inc.	339	22,493
Alliant Energy Corp.	1,025	63,007
Altria Group, Inc.	18,984	899,652
Ameren Corp.	951	84,649
American Campus Communities, Inc.	733	41,994
American Electric Power Co., Inc.	2,476	220,290
American Financial Group, Inc.	800	109,856
Americold Realty Trust	1,108	36,331
Amgen, Inc.	2,703	608,094
Antero Midstream Corp.	6,636	64,236
Apartment Income REIT Corp.	578	31,599
Apollo Global Management, Inc.(a)	1,062	76,921
Artisan Partners Asset Management, Inc., Class A	813	38,731
Associated Banc-Corp.	834	18,840
Atlantic Union Bankshares Corp.	379	14,133
Atmos Energy Corp.	520	54,480
AvalonBay Communities, Inc.	815	205,861
Avangrid, Inc.(a)	1,845	92,029
Avista Corp.	432	18,356
Baker Hughes Co.	3,222	77,521
Bank of Hawaii Corp.	215	18,008
Bank of New York Mellon Corp. (The)	2,751	159,778
Bank OZK	729	33,920
Black Hills Corp.	323	22,794
Blackstone, Inc.	3,832	495,822
Boston Properties, Inc.	735	84,657
Brandywine Realty Trust	2,049	27,498
Bristol-Myers Squibb Co.	10,642	663,529
Brixmor Property Group, Inc.	2,364	60,069
Broadcom, Inc.	1,695	1,127,870
Broadstone Net Lease, Inc.	1,349	33,482
Cabot Corp.	272	15,286
Campbell Soup Co.	1,514	65,798
Cardinal Health, Inc.	1,636	84,238
Cathay General Bancorp	407	17,497
CenterPoint Energy, Inc.	2,214	61,793
Chemours Co. (The)	803	26,949
Cisco Systems, Inc.	24,032	1,522,908
CIT Group, Inc.	580	29,777
Citigroup, Inc.	8,117	490,186
Citizens Financial Group, Inc.	1,931	91,240
Clearway Energy, Inc., Class C	472	17,006
Clorox Co. (The)	483	84,216
CME Group, Inc.	1,488	339,948
CMS Energy Corp.	1,741	113,252
CNA Financial Corp.	1,689	74,451
Coca-Cola Co. (The)	27,730	1,641,893
Cogent Communications Holdings, Inc.	284	20,783
Cohen & Steers, Inc.	354	32,749
Columbia Banking System, Inc.	390	12,761
Comerica, Inc.	623	54,201
Compass Minerals International, Inc.	200	10,216
Conagra Brands, Inc.	2,393	81,721
ConocoPhillips	4,313	311,312
Consolidated Edison, Inc.	2,001	170,725
Corporate Office Properties Trust	972	27,187
Cousins Properties, Inc.	681	27,431
Crown Castle International Corp.	2,833	591,360
CubeSmart	1,160	66,016

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2021

Investments	Shares	Value
Cullen/Frost Bankers, Inc.	230	$28,996
CVB Financial Corp.	841	18,006
CyrusOne, Inc.	473	42,438
Devon Energy Corp.	4,436	195,406
Digital Realty Trust, Inc.	1,277	225,863
Dominion Energy, Inc.	5,843	459,026
Douglas Emmett, Inc.	860	28,810
DTE Energy Co.	970	115,954
Duke Energy Corp.	6,230	653,527
Eastman Chemical Co.	523	63,236
Energizer Holdings, Inc.	344	13,794
Entergy Corp.	1,037	116,818
Equitrans Midstream Corp.	3,401	35,166
Equity Commonwealth*	2,029	52,551
Equity Residential	1,505	136,202
Essential Properties Realty Trust, Inc.	615	17,730
Essex Property Trust, Inc.	229	80,661
Evergy, Inc.	1,664	114,167
Eversource Energy	1,329	120,912
Exelon Corp.	4,282	247,328
Extra Space Storage, Inc.	655	148,508
Federal Realty Investment Trust	383	52,211
Federated Hermes, Inc., Class B	520	19,542
Fidelity National Financial, Inc.	1,864	97,264
Fifth Third Bancorp	2,471	107,612
First American Financial Corp.	608	47,564
First Financial Bancorp	667	16,261
First Hawaiian, Inc.	733	20,033
First Horizon Corp.	3,952	64,536
First Midwest Bancorp, Inc.	632	12,943
FirstEnergy Corp.	4,984	207,285
Flowers Foods, Inc.	1,577	43,320
FNB Corp.	2,097	25,437
Four Corners Property Trust, Inc.	532	15,646
Franklin Resources, Inc.	2,749	92,064
Fulton Financial Corp.	954	16,218
Gaming and Leisure Properties, Inc.	2,635	128,219
General Mills, Inc.	2,768	186,508
Genuine Parts Co.	523	73,325
Gilead Sciences, Inc.	10,965	796,169
Glacier Bancorp, Inc.	381	21,603
H&R Block, Inc.	1,646	38,780
Hanesbrands, Inc.	1,840	30,765
Hasbro, Inc.	597	60,763
Hawaiian Electric Industries, Inc.	842	34,943
Healthcare Realty Trust, Inc.	792	25,059
Healthcare Trust of America, Inc., Class A	1,207	40,302
Healthpeak Properties, Inc.	2,803	101,160
Helmerich & Payne, Inc.	531	12,585
Hewlett Packard Enterprise Co.	6,020	94,935
Highwoods Properties, Inc.	971	43,297
HP, Inc.	4,711	177,463
Hudson Pacific Properties, Inc.	841	20,781
IDACORP, Inc.	324	36,712
Ingredion, Inc.	272	26,286
International Bancshares Corp.	440	18,652
International Business Machines Corp.	5,814	777,099
International Paper Co.	2,039	95,792
Interpublic Group of Cos., Inc. (The)	2,441	91,415
Investors Bancorp, Inc.	1,941	29,406
Iron Mountain, Inc.	3,484	182,318
J.M. Smucker Co. (The)	468	63,564
JBG SMITH Properties	619	17,771
John Wiley & Sons, Inc., Class A	291	16,666
Juniper Networks, Inc.	1,359	48,530
Kellogg Co.	1,764	113,637
Kennedy-Wilson Holdings, Inc.	1,271	30,351
KeyCorp	4,337	100,315
Kilroy Realty Corp.	722	47,984
Kimberly-Clark Corp.	1,582	226,099
Kimco Realty Corp.	3,925	96,751
Kinder Morgan, Inc.	27,173	430,964
Kontoor Brands, Inc.	421	21,576
Kraft Heinz Co. (The)	7,427	266,629
Lamar Advertising Co., Class A	467	56,647
Leggett & Platt, Inc.	718	29,553
Life Storage, Inc.	425	65,102
Lockheed Martin Corp.	1,128	400,902
LXP Industrial Trust	1,819	28,413
M&T Bank Corp.	527	80,937
Macerich Co. (The)	1,061	18,334
Marathon Petroleum Corp.	3,188	204,000
MDC Holdings, Inc.	341	19,038
MDU Resources Group, Inc.	1,258	38,797
Merck & Co., Inc.	11,695	896,305
Mercury General Corp.	546	28,971
MetLife, Inc.	3,262	203,842
Moelis & Co., Class A	419	26,192
MSC Industrial Direct Co., Inc., Class A	173	14,542
National Fuel Gas Co.	644	41,177
National Instruments Corp.	545	23,800
National Retail Properties, Inc.	1,711	82,248
National Storage Affiliates Trust	513	35,500
Navient Corp.	1,191	25,273
New Jersey Resources Corp.	555	22,788
New York Community Bancorp, Inc.	3,265	39,866
Newell Brands, Inc.	2,505	54,709
Newmont Corp.	4,130	256,143
NiSource, Inc.	1,942	53,619
Northern Trust Corp.	707	84,564
NorthWestern Corp.(a)	348	19,892
NRG Energy, Inc.	1,081	46,569
Nu Skin Enterprises, Inc., Class A	307	15,580
OGE Energy Corp.	1,539	59,067
Old National Bancorp	889	16,109
Old Republic International Corp.	2,283	56,116
Omnicom Group, Inc.	1,142	83,674
ONE Gas, Inc.	283	21,958
OneMain Holdings, Inc.	3,228	161,529
ONEOK, Inc.	5,557	326,529
Otter Tail Corp.	311	22,212
PACCAR, Inc.	1,157	102,117
Pacific Premier Bancorp, Inc.	450	18,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2021

Investments	Shares	Value
Packaging Corp. of America	396	$53,915
Patterson Cos., Inc.	509	14,939
People’s United Financial, Inc.	2,512	44,764
PepsiCo, Inc.	7,701	1,337,741
Pfizer, Inc.	29,182	1,723,197
Philip Morris International, Inc.	16,550	1,572,250
Physicians Realty Trust	1,553	29,243
Piedmont Office Realty Trust, Inc., Class A	909	16,707
Pinnacle West Capital Corp.	799	56,401
PNC Financial Services Group, Inc. (The)	1,358	272,306
PNM Resources, Inc.	484	22,075
PotlatchDeltic Corp.	446	26,858
PPL Corp.	6,264	188,296
Principal Financial Group, Inc.	1,297	93,812
Progressive Corp. (The)	4,395	451,147
Prosperity Bancshares, Inc.	376	27,185
Prudential Financial, Inc.	2,111	228,495
PS Business Parks, Inc.	156	28,731
Public Service Enterprise Group, Inc.	2,377	158,617
Public Storage	936	350,588
Rayonier, Inc.	609	24,579
Realty Income Corp.	3,061	219,137
Regal Rexnord Corp.	355	60,414
Regency Centers Corp.	818	61,636
Regions Financial Corp.	3,848	83,886
Reynolds Consumer Products, Inc.	1,068	33,535
Ryder System, Inc.	321	26,460
Sandy Spring Bancorp, Inc.	355	17,068
Sempra Energy	1,471	194,584
Simon Property Group, Inc.	1,869	298,610
SL Green Realty Corp.	678	48,613
Sonoco Products Co.	469	27,150
South Jersey Industries, Inc.	923	24,109
Southern Co. (The)	9,214	631,896
Southwest Gas Holdings, Inc.	336	23,537
Spire, Inc.	331	21,588
Spirit Realty Capital, Inc.	1,342	64,671
STAG Industrial, Inc.	1,198	57,456
STORE Capital Corp.	1,670	57,448
Synovus Financial Corp.	939	44,950
Telephone & Data Systems, Inc.	601	12,110
TFS Financial Corp.	2,316	41,387
Trinity Industries, Inc.	454	13,711
Truist Financial Corp.	5,452	319,215
U.S. Bancorp	5,733	322,023
UDR, Inc.	1,121	67,249
UGI Corp.	1,380	63,356
Umpqua Holdings Corp.	2,055	39,538
United Bankshares, Inc.	1,108	40,198
Uniti Group, Inc.(a)	1,755	24,588
Unum Group	1,230	30,221
Valley National Bancorp	2,025	27,844
Ventas, Inc.	1,796	91,812
Verizon Communications, Inc.	28,240	1,467,350
VF Corp.	1,486	108,805
VICI Properties, Inc.(a)	5,620	169,218
Virtu Financial, Inc., Class A	642	18,509
W.P. Carey, Inc.	2,135	175,177
Washington Real Estate Investment Trust(a)	565	14,605
Watsco, Inc.	191	59,760
Webster Financial Corp.	390	21,778
WEC Energy Group, Inc.	2,005	194,625
Welltower, Inc.	1,722	147,696
WesBanco, Inc.	406	14,206
Western Union Co. (The)	3,367	60,067
Williams Cos., Inc. (The)	9,514	247,745
Xcel Energy, Inc.	2,275	154,017
Xerox Holdings Corp.	1,277	28,911

Total United States		38,787,413

TOTAL COMMON STOCKS (Cost: $57,567,416)		64,420,635

EXCHANGE-TRADED FUNDS - 0.3%

United States - 0.3%
WisdomTree International High Dividend Fund(d)	3,637	140,784
WisdomTree U.S. High Dividend Fund(d)	578	47,708

TOTAL EXCHANGE-TRADED FUNDS (Cost: $182,181)		188,492

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%

United States - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(e) (Cost: $812,906)	812,906	812,906

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $58,562,503)		65,422,033
Other Assets less Liabilities - (0.9)%		(575,566)

NET ASSETS - 100.0%		$64,846,467

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,037,649 and the total market value of the collateral held by the Fund was $2,139,182. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,326,276.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2021	Dividend Income
WisdomTree International High Dividend Fund	$54,322	$867,878	$773,343	$(8,145)	$72	$140,784	$10,061
WisdomTree U.S. High Dividend Fund	18,159	288,094	261,981	2,436	1,000	47,708	1,594

Total	$72,481	$1,155,972	$1,035,324	$(5,709)	$1,072	$188,492	$11,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$64,420,635	$—	$—	$64,420,635
Exchange-Traded Funds	188,492	—	—	188,492
Investment of Cash Collateral for Securities Loaned	—	812,906	—	812,906

Total Investments in Securities	$64,609,127	$812,906	$—	$65,422,033

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Growth Leaders Fund (PLAT)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.9%

Argentina - 1.3%
MercadoLibre, Inc.*	177	$238,667

China - 3.0%
Alibaba Group Holding Ltd., ADR*	2,083	247,440
Bilibili, Inc., Class Z*	1,280	58,875
JD Health International, Inc.*(a)(b)	7,700	60,691
Meituan, Class B*(a)	5,200	150,338
Ping An Healthcare and Technology Co., Ltd.*(a)(b)	8,400	30,545

Total China		547,889

Germany - 2.4%
Delivery Hero SE*(a)	1,464	163,156
Just Eat Takeaway.com N.V.*(a)	3,913	215,685
TeamViewer AG*(a)	4,522	60,783

Total Germany		439,624

Israel - 0.6%
Fiverr International Ltd.*	898	102,103

United Kingdom - 1.5%
Deliveroo PLC*(a)	47,294	134,328
Farfetch Ltd., Class A*	3,970	132,717

Total United Kingdom		267,045

United States - 91.1%
ACV Auctions, Inc., Class A*(b)	6,556	123,515
Airbnb, Inc., Class A*	1,588	264,386
Alphabet, Inc., Class A*	707	2,048,207
Amazon.com, Inc.*	497	1,657,167
American Well Corp., Class A*	13,358	80,682
Anaplan, Inc.*	3,540	162,309
Angi, Inc., Class A*	13,705	126,223
Appian Corp.*	1,916	124,942
Apple, Inc.	13,445	2,387,429
Bumble, Inc., Class A*	3,898	131,986
Cargurus, Inc.*	6,712	225,792
CBOE Global Markets, Inc.	1,667	217,377
Chegg, Inc.*	2,475	75,983
CoStar Group, Inc.*	2,508	198,207
Coupa Software, Inc.*	798	126,124
Coursera, Inc.*	4,287	104,774
DoorDash, Inc., Class A*	1,294	192,677
Dropbox, Inc., Class A*	6,574	161,326
Etsy, Inc.*	1,169	255,941
GoodRx Holdings, Inc., Class A*(b)	4,713	154,021
Intercontinental Exchange, Inc.	2,129	291,183
LendingTree, Inc.*	846	103,720
Lyft, Inc. , Class A*	3,201	136,779
MarketAxess Holdings, Inc.	425	174,790
Match Group, Inc.*	1,553	205,384
Meta Platforms, Inc., Class A*	2,643	888,973
Microsoft Corp.	6,753	2,271,169
Nasdaq, Inc.	1,142	239,831
PayPal Holdings, Inc.*	1,865	351,702
Pinterest, Inc., Class A*	3,570	129,770
Poshmark, Inc., Class A*	3,610	61,478
Redfin Corp.*(b)	3,040	116,706
ROBLOX Corp., Class A*	2,040	210,446
Roku, Inc.*	693	158,143
salesforce.com, Inc.*	1,654	420,331
Selectquote, Inc.*	8,535	77,327
Skillz, Inc.*	9,411	70,018
Snap, Inc., Class A*	4,333	203,781
Snowflake, Inc., Class A*	968	327,910
Teladoc Health, Inc.*(b)	1,275	117,071
ThredUp, Inc., Class A*(b)	7,298	93,122
Tradeweb Markets, Inc., Class A	2,331	233,426
Twitter, Inc.*	3,820	165,100
Uber Technologies, Inc.*	4,752	199,251
Upstart Holdings, Inc.*	1,036	156,747
Upwork, Inc.*	3,728	127,349
Zillow Group, Inc., Class A*	1,715	106,707
Zynga, Inc., Class A*	18,408	117,811

Total United States		16,575,093

TOTAL COMMON STOCKS (Cost: $17,631,517)		18,170,421

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c) (Cost: $133,739)	133,739	133,739

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $17,765,256)		18,304,160
Other Assets less Liabilities - (0.6)%		(108,037)

NET ASSETS - 100.0%		$18,196,123

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $608,740 and the total market value of the collateral held by the Fund was $644,940. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $511,201.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Growth Leaders Fund (PLAT)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$18,170,421	$—	$—	$18,170,421
Investment of Cash Collateral for Securities Loaned	—	133,739	—	133,739

Total Investments in Securities	$18,170,421	$133,739	$—	$18,304,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 103.0%

India - 103.0%

Aerospace & Defense - 0.6%
Bharat Dynamics Ltd.	47,331	$248,034
Bharat Electronics Ltd.	1,356,421	3,831,010
Hindustan Aeronautics Ltd.	73,803	1,201,975
Mazagon Dock Shipbuilders Ltd.	89,941	337,329

Total Aerospace & Defense		5,618,348

Air Freight & Logistics - 0.1%
Allcargo Logistics Ltd.	31,158	163,470
TCI Express Ltd.	6,443	191,828
Transport Corp. of India Ltd.	8,602	86,401

Total Air Freight & Logistics		441,699

Auto Components - 1.0%
Apollo Tyres Ltd.	155,218	457,600
Balkrishna Industries Ltd.	79,867	2,496,285
Bosch Ltd.	260	60,580
Ceat Ltd.	37,683	616,047
Endurance Technologies Ltd.(a)	20,074	457,389
Exide Industries Ltd.	551,168	1,248,245
Gabriel India Ltd.	1,584	2,965
Jamna Auto Industries Ltd.	166,132	230,529
JK Tyre & Industries Ltd.	444,449	832,867
Minda Industries Ltd.	11,295	186,111
Motherson Sumi Systems Ltd.	572,397	1,719,448
Sundram Fasteners Ltd.	23,328	286,455
Suprajit Engineering Ltd.	24,001	138,852
Tube Investments of India Ltd.	40,884	965,126
TVS Srichakra Ltd.	5,022	133,604

Total Auto Components		9,832,103

Automobiles - 2.2%
Bajaj Auto Ltd.	84,814	3,707,264
Eicher Motors Ltd.	66,706	2,325,873
Hero MotoCorp., Ltd.	134,974	4,470,526
Mahindra & Mahindra Ltd.	360,276	4,057,341
Maruti Suzuki India Ltd.	59,635	5,957,792
TVS Motor Co., Ltd.	106,485	898,171

Total Automobiles		21,416,967

Banks - 10.8%
AU Small Finance Bank Ltd.*(a)	78,003	1,087,636
Axis Bank Ltd.*	1,320,836	12,056,843
Bandhan Bank Ltd.(a)	640,755	2,178,212
Bank of Baroda*	239,029	263,513
Bank of India*	859,453	594,276
Bank of Maharashtra*	910,907	235,276
Canara Bank*	658,536	1,771,348
City Union Bank Ltd.	390,582	707,492
CSB Bank Ltd.*	27,112	85,820
DCB Bank Ltd.*	519,735	549,550
Equitas Small Finance Bank Ltd.*(a)	52,683	42,169
Federal Bank Ltd.	3,378,593	3,772,392
ICICI Bank Ltd.	3,798,013	37,816,301
IDFC First Bank Ltd.*	673,218	437,880
Indian Bank	1,050,445	1,972,702
Indian Overseas Bank*	140,815	38,549
IndusInd Bank Ltd.	439,298	5,248,660
Jammu & Kashmir Bank Ltd. (The)*	944,072	461,649
Karnataka Bank Ltd. (The)	1,261,370	1,044,416
Karur Vysya Bank Ltd. (The)	1,503,696	921,406
Kotak Mahindra Bank Ltd.	602,477	14,557,066
Punjab National Bank*	2,793,754	1,401,845
RBL Bank Ltd.*(a)	288,984	494,303
South Indian Bank Ltd. (The)*	2,383,138	283,723
State Bank of India	2,441,290	15,121,842
Union Bank of India Ltd.*	2,735,125	1,596,871
Yes Bank Ltd.*(b)	3,906,791	720,018

Total Banks		105,461,758

Beverages - 0.2%
Radico Khaitan Ltd.	60,259	1,002,065
United Spirits Ltd.*	66,979	809,354
Varun Beverages Ltd.	38,833	464,049

Total Beverages		2,275,468

Biotechnology - 0.1%
Biocon Ltd.*	181,820	891,909

Building Products - 0.1%
Astral Ltd.	18,041	553,785
Blue Star Ltd.	28,015	381,338
Kajaria Ceramics Ltd.	11,569	200,757
Prince Pipes & Fittings Ltd.	23,120	217,746

Total Building Products		1,353,626

Capital Markets - 0.5%
Care Ratings Ltd.	25,034	208,545
CRISIL Ltd.	9,417	365,408
Edelweiss Financial Services Ltd.	333,122	322,655
Geojit Financial Services Ltd.	148,911	150,743
HDFC Asset Management Co., Ltd.(a)	1,305	42,943
ICICI Securities Ltd.(a)	81,194	864,798
IIFL Securities Ltd.	179,274	219,704
IIFL Wealth Management Ltd.	2,182	41,671
Indian Energy Exchange Ltd.(a)	128,039	435,434
JM Financial Ltd.	502,938	503,373
Motilal Oswal Financial Services Ltd.	62,118	765,156
Multi Commodity Exchange of India Ltd.	13,084	278,593
Nippon Life India Asset Management Ltd.(a)	71,463	338,253
UTI Asset Management Co., Ltd.	3,162	44,798

Total Capital Markets		4,582,074

Chemicals - 4.9%
Aarti Industries Ltd.	91,357	1,234,633
Advanced Enzyme Technologies Ltd.	52,801	231,630
Alkyl Amines Chemicals	3,510	167,492
Asian Paints Ltd.	109,529	4,984,568
Atul Ltd.	9,822	1,194,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2021

Investments	Shares	Value
Balaji Amines Ltd.	5,749	$263,708
BASF India Ltd.	1,983	80,859
Bayer CropScience Ltd.	686	45,821
Berger Paints India Ltd.	91,196	946,794
Bhansali Engineering Polymers Ltd.	162,173	363,896
Carborundum Universal Ltd.	4,064	53,668
Castrol India Ltd.	428,522	707,904
Chambal Fertilisers and Chemicals Ltd.	659,131	3,500,675
Coromandel International Ltd.	98,734	1,004,200
DCM Shriram Ltd.	100,366	1,294,006
Deepak Fertilisers & Petrochemicals Corp., Ltd.	95,280	477,453
Deepak Nitrite Ltd.	53,517	1,792,788
Dhanuka Agritech Ltd.	8,504	95,455
EID Parry India Ltd.	181,603	1,102,654
Finolex Industries Ltd.	335,041	932,977
Galaxy Surfactants Ltd.	5,391	227,898
GHCL Ltd.	102,286	518,409
Gujarat Alkalies & Chemicals Ltd.	128,660	1,125,278
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	317,525	1,882,238
Gujarat State Fertilizers & Chemicals Ltd.	613,047	1,002,012
Gulf Oil Lubricants India Ltd.	62,690	380,471
Himadri Speciality Chemical Ltd.	284,821	172,995
I G Petrochemicals Ltd.	12,235	114,111
India Glycols Ltd.	8,984	109,811
INEOS Styrolution India Ltd.	3,791	70,240
Jindal Poly Films Ltd.	35,187	492,003
Jubilant Ingrevia Ltd.	77,502	598,137
Kansai Nerolac Paints Ltd.	70,494	560,647
Kiri Industries Ltd.*	95,901	627,831
Linde India Ltd.	15,731	526,376
Manali Petrochemicals Ltd.	217,751	319,147
National Fertilizers Ltd.*	327,017	231,398
Navin Fluorine International Ltd.	17,625	993,094
NOCIL Ltd.	5,756	18,007
Phillips Carbon Black Ltd.	114,034	372,082
PI Industries Ltd.	35,201	1,436,819
Pidilite Industries Ltd.	46,153	1,529,086
Polyplex Corp. Ltd.	48,464	1,222,754
Rain Industries Ltd.	281,386	907,725
Rallis India Ltd.	28,422	104,763
Rashtriya Chemicals & Fertilizers Ltd.	389,346	399,111
SH Kelkar & Co., Ltd.(a)	60,932	127,052
Sharda Cropchem Ltd.	49,439	235,571
Solar Industries India Ltd.	4,158	135,451
SRF Ltd.	79,353	2,583,447
Sudarshan Chemical Industries	31,457	236,026
Sumitomo Chemical India Ltd.	23,794	123,570
Supreme Industries Ltd.	31,144	933,809
Supreme Petrochem Ltd.	27,180	256,752
Tata Chemicals Ltd.	4,477	53,855
Thirumalai Chemicals Ltd.	2,089	6,657
UPL Ltd.	588,094	5,910,556
Valiant Organics Ltd.*(a)	5,778	81,055
Vinati Organics Ltd.	12,688	339,339

Total Chemicals		47,441,104

Commercial Services & Supplies - 0.1%
Indian Railway Catering & Tourism Corp. Ltd.	46,254	517,541
ION Exchange India Ltd.	2,096	59,207
SIS Ltd.*	32,054	198,333

Total Commercial Services & Supplies		775,081

Communications Equipment - 0.1%
Sterlite Technologies Ltd.	176,965	685,024

Construction & Engineering - 3.0%
Ashoka Buildcon Ltd.*	323,528	437,620
Dilip Buildcon Ltd.(a)	5,845	34,813
Engineers India Ltd.	671,595	632,424
GE Power India Ltd.	3,274	11,077
HG Infra Engineering Ltd.	6,169	47,274
IRB Infrastructure Developers Ltd.*	246,242	753,278
IRCON International Ltd.(a)	455,108	276,424
J Kumar Infraprojects Ltd.	12,257	26,671
Kalpataru Power Transmission Ltd.	138,001	695,336
KEC International Ltd.	147,964	953,641
KNR Constructions Ltd.	216,970	875,199
Larsen & Toubro Ltd.	824,524	21,029,144
NBCC India Ltd.	298,763	184,879
NCC Ltd.	843,156	797,949
PNC Infratech Ltd.	18,939	67,095
Praj Industries Ltd.	20,674	93,155
PSP Projects Ltd.	10,776	70,358
Rail Vikas Nigam Ltd.	803,321	375,532
Techno Electric & Engineering Co., Ltd.	65,106	210,683
Voltas Ltd.	92,432	1,515,941
Welspun Enterprises Ltd.	257,914	331,866

Total Construction & Engineering		29,420,359

Construction Materials - 3.1%
ACC Ltd.	83,681	2,494,310
Ambuja Cements Ltd.	719,007	3,651,345
Birla Corp., Ltd.	62,076	1,187,187
Dalmia Bharat Ltd.	18,654	463,717
Grasim Industries Ltd.	441,018	9,624,473
HeidelbergCement India Ltd.	94,382	287,391
HIL Ltd.	1,705	102,870
India Cements Ltd. (The)	163,266	422,245
JK Cement Ltd.	24,212	1,107,046
JK Lakshmi Cement Ltd.	124,738	970,325
KCP Ltd. (The)	97,321	181,718
Orient Cement Ltd.	35,029	75,161
Ramco Cements Ltd. (The)	87,390	1,180,434
Sagar Cements Ltd.	27,823	100,946
Shree Cement Ltd.	3,431	1,245,620
Star Cement Ltd.*	34,627	44,393
UltraTech Cement Ltd.	72,346	7,387,870

Total Construction Materials		30,527,051

Consumer Finance - 2.7%
Bajaj Finance Ltd.	68,988	6,475,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2021

Investments	Shares	Value
Capri Global Capital Ltd.	18,548	$130,485
Cholamandalam Financial Holdings Ltd.	117,363	1,029,631
Cholamandalam Investment and Finance Co., Ltd.	369,614	2,587,549
Equitas Holdings Ltd.	673,121	1,003,764
Mahindra & Mahindra Financial Services Ltd.	489,440	980,715
Manappuram Finance Ltd.	1,268,255	2,808,273
MAS Financial Services Ltd.(a)	11,599	98,583
Muthoot Finance Ltd.	141,942	2,855,905
Paisalo Digital Ltd.	8,025	78,403
Repco Home Finance Ltd.	161,924	583,126
SBI Cards & Payment Services Ltd.*	18,548	231,589
Shriram City Union Finance Ltd.	22,052	522,987
Shriram Transport Finance Co., Ltd.	325,969	5,336,662
Sundaram Finance Ltd.	64,742	1,992,279

Total Consumer Finance		26,715,309

Containers & Packaging - 0.2%
Cosmo Films Ltd.	1,303	24,494
EPL Ltd.	3,365	9,382
Huhtamaki India Ltd.	53,972	165,287
Jai Corp., Ltd.	49,935	82,693
Time Technoplast Ltd.	285,720	292,117
Uflex Ltd.	232,562	1,603,846

Total Containers & Packaging		2,177,819

Diversified Financial Services - 3.5%
Aditya Birla Capital Ltd.*	129,061	215,114
Bajaj Finserv Ltd.	19,588	4,323,157
Bajaj Holdings & Investment Ltd.	51,956	3,796,665
Housing & Urban Development Corp. Ltd.	952,907	498,658
Indian Railway Finance Corp., Ltd.(a)	3,859,103	1,186,248
L&T Finance Holdings Ltd.*	840,850	878,906
Piramal Enterprises Ltd.	38,953	1,385,444
Power Finance Corp., Ltd.	7,745,435	12,477,403
REC Ltd.	5,016,102	9,028,702

Total Diversified Financial Services		33,790,297

Diversified Telecommunication Services - 0.6%
HFCL Ltd.	737,952	782,271
Indus Towers Ltd.	1,137,568	3,799,767
Railtel Corp. of India Ltd.	92,513	145,548
Tata Communications Ltd.	63,536	1,251,691

Total Diversified Telecommunication Services		5,979,277

Electric Utilities - 3.2%
Adani Transmission Ltd.*	56,004	1,311,545
CESC Ltd.	2,197,721	2,586,923
Power Grid Corp. of India Ltd.	7,736,523	21,273,041
SJVN Ltd.	1,784,963	735,974
Tata Power Co., Ltd. (The)	1,324,100	3,935,661
Torrent Power Ltd.	243,874	1,816,039

Total Electric Utilities		31,659,183

Electrical Equipment - 0.6%
ABB India Ltd.	3,083	92,636
Amara Raja Batteries Ltd.	30,589	262,186
Finolex Cables Ltd.	120,826	858,380
Havells India Ltd.	125,721	2,362,692
KEI Industries Ltd.	88,298	1,387,443
Polycab India Ltd.	18,946	628,639
Suzlon Energy Ltd.*	1,077,092	147,794
V-Guard Industries Ltd.	86,707	258,538

Total Electrical Equipment		5,998,308

Electronic Equipment, Instruments & Components - 0.2%
Redington India Ltd.	1,052,785	2,051,451

Equity Real Estate Investment Trusts (REITs) - 0.0%
Mindspace Business Parks REIT(a)	62,057	273,237

Food & Staples Retailing - 0.1%
Avenue Supermarts Ltd.*(a)	18,451	1,159,510

Food Products - 1.2%
ADF Foods Ltd.	2,409	26,161
Avanti Feeds Ltd.	51,121	388,381
Balrampur Chini Mills Ltd.	371,540	1,836,817
Bombay Burmah Trading Co.	4,929	73,565
Britannia Industries Ltd.	32,316	1,567,639
CCL Products India Ltd.	75,297	434,801
Dalmia Bharat Sugar & Industries Ltd.	19,822	102,036
Dhampur Sugar Mills Ltd.	89,063	368,302
Godrej Agrovet Ltd.(a)	16,416	114,338
Gujarat Ambuja Exports Ltd.	112,355	255,965
Heritage Foods Ltd.	53,453	293,311
Kaveri Seed Co., Ltd.	63,433	487,253
KRBL Ltd.	134,336	439,229
LT Foods Ltd.	542,437	546,920
Nestle India Ltd.	9,153	2,426,376
Tata Coffee Ltd.	42,639	122,263
Tata Consumer Products Ltd.	155,429	1,554,485
Triveni Engineering & Industries Ltd.	74,800	222,783
Venky’s India Ltd.	9,188	329,651

Total Food Products		11,590,276

Gas Utilities - 1.6%
Adani Total Gas Ltd.	43,136	999,138
GAIL India Ltd.	4,412,551	7,669,289
Gujarat Gas Ltd.	151,722	1,295,754
Gujarat State Petronet Ltd.	629,994	2,501,394
Indraprastha Gas Ltd.	267,317	1,691,596
Mahanagar Gas Ltd.	84,587	981,956

Total Gas Utilities		15,139,127

Health Care Equipment & Supplies - 0.0%
Poly Medicure Ltd.	11,355	146,330

Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.	16,741	1,129,059
Aster DM Healthcare Ltd.*(a)	77,110	180,286
Dr. Lal PathLabs Ltd.(a)	6,630	340,907

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2021

Investments	Shares	Value
Metropolis Healthcare Ltd.(a)	1,234	$57,120

Total Health Care Providers & Services		1,707,372

Hotels, Restaurants & Leisure - 0.1%
Jubilant Foodworks Ltd.	22,085	1,066,910

Household Durables - 0.3%
Amber Enterprises India Ltd.*	5,490	244,915
Bajaj Electricals Ltd.*	5,615	97,007
Crompton Greaves Consumer Electricals Ltd.	253,949	1,494,438
Dixon Technologies India Ltd.	857	63,518
Orient Electric Ltd.	57,873	292,535
Symphony Ltd.	9,720	130,739
Whirlpool of India Ltd.	21,731	515,023

Total Household Durables		2,838,175

Household Products - 0.0%
Jyothy Labs Ltd.	42,006	78,095

Independent Power & Renewable Electricity Producers - 3.2%
Adani Power Ltd.*	444,556	596,245
Jaiprakash Power Ventures Ltd.*	4,181,657	348,773
JSW Energy Ltd.	297,531	1,202,762
NHPC Ltd.	6,443,244	2,682,675
NLC India Ltd.	233,326	194,763
NTPC Ltd.	14,442,482	24,169,356
PTC India Ltd.	1,209,648	1,774,547
Reliance Power Ltd.*	2,170,268	397,059

Total Independent Power & Renewable Electricity Producers		31,366,180

Industrial Conglomerates - 0.3%
Apar Industries Ltd.	11,248	118,009
Balmer Lawrie & Co., Ltd.	214,999	352,568
Godrej Industries Ltd.*	55,378	468,066
Nava Bharat Ventures Ltd.	468,725	694,553
Siemens Ltd.	50,504	1,604,313

Total Industrial Conglomerates		3,237,509

Insurance - 0.6%
General Insurance Corp. of India*(a)	411,754	779,908
HDFC Life Insurance Co., Ltd.(a)	78,353	684,654
ICICI Lombard General Insurance Co., Ltd.(a)	49,469	932,506
ICICI Prudential Life Insurance Co., Ltd.(a)	123,177	929,267
Max Financial Services Ltd.*	54,707	721,484
New India Assurance Co., Ltd. (The)*(a)	319,477	602,761
SBI Life Insurance Co., Ltd.(a)	79,550	1,279,895

Total Insurance		5,930,475

Interactive Media & Services - 0.5%
Brightcom Group Ltd.	1,475,986	3,557,148
Info Edge India Ltd.	14,005	1,050,662
Just Dial Ltd.*	42,415	466,199

Total Interactive Media & Services		5,074,009

IT Services - 14.5%
Cigniti Technologies Ltd.	6,471	47,103
Coforge Ltd.	14,148	1,121,086
Computer Age Management Services Ltd.	2,017	72,341
eClerx Services Ltd.	17,203	604,489
Firstsource Solutions Ltd.	310,205	764,082
HCL Technologies Ltd.	1,003,175	17,801,528
Hinduja Global Solutions Ltd.	1,312	58,344
Infibeam Avenues Ltd.	326,027	176,312
Infosys Ltd.	2,348,214	59,632,774
Larsen & Toubro Infotech Ltd.(a)	21,387	2,109,479
Mastek Ltd.	1,284	52,173
Mindtree Ltd.	28,507	1,833,084
Mphasis Ltd.	57,532	2,628,872
NIIT Ltd.	12,070	73,278
Persistent Systems Ltd.	26,926	1,776,463
Sonata Software Ltd.	55,759	656,936
Tata Consultancy Services Ltd.	608,405	30,596,771
Tech Mahindra Ltd.	473,691	11,409,968
Vakrangee Ltd.	342,796	203,135
Wipro Ltd.	1,035,937	9,969,073

Total IT Services		141,587,291

Life Sciences Tools & Services - 0.4%
Divi’s Laboratories Ltd.	49,733	3,129,870
Syngene International Ltd.*(a)	44,820	373,763

Total Life Sciences Tools & Services		3,503,633

Machinery - 0.7%
AIA Engineering Ltd.	36,149	910,562
BEML Ltd.	18,658	412,412
Cochin Shipyard Ltd.(a)	134,187	643,175
Cummins India Ltd.	97,349	1,233,369
Escorts Ltd.	64,235	1,649,348
Grindwell Norton Ltd.	1,065	27,465
ISGEC Heavy Engineering Ltd.	6,055	49,500
Kirloskar Brothers Ltd.	10,044	45,136
Kirloskar Oil Engines Ltd.	30,886	76,721
Schaeffler India Ltd.	1,004	118,645
SKF India Ltd.	17,671	889,378
Thermax Ltd.	23,243	558,721
Timken India Ltd.	12,225	326,965

Total Machinery		6,941,397

Marine - 0.1%
Shipping Corp. of India Ltd.	513,114	931,514

Media - 0.7%
Affle India Ltd.*	735	11,148
DB Corp., Ltd.	501,324	627,535
Jagran Prakashan Ltd.*	326,171	271,825
Sun TV Network Ltd.	148,035	995,919
TV Today Network Ltd.	43,849	250,227
TV18 Broadcast Ltd.*	797,104	480,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2021

Investments	Shares	Value
Zee Entertainment Enterprises Ltd.	1,032,259	$4,454,776

Total Media		7,092,358

Metals & Mining - 7.3%
APL Apollo Tubes Ltd.*	94,621	1,272,634
Godawari Power and Ispat Ltd.	164,270	613,120
Hindalco Industries Ltd.	1,340,868	8,577,981
Hindustan Zinc Ltd.	397,224	1,692,870
Indian Metals & Ferro Alloys Ltd.	21,640	264,825
Jindal Saw Ltd.	372,864	495,827
Jindal Stainless Hisar Ltd.*	147,553	692,948
Jindal Stainless Ltd.*	78,768	210,018
Jindal Steel & Power Ltd.*	776,078	3,938,560
JSW Steel Ltd.	1,238,236	10,926,398
Kalyani Steels Ltd.	79,202	339,936
Kirloskar Ferrous Industries Ltd.	101,223	288,817
Maithan Alloys Ltd.	15,697	214,373
Mishra Dhatu Nigam Ltd.(a)	209,067	509,479
National Aluminium Co., Ltd.	1,158,629	1,574,232
NMDC Ltd.	3,457,937	6,200,834
Ratnamani Metals & Tubes Ltd.	1,737	45,436
Sarda Energy & Minerals Ltd.	32,138	347,598
Steel Authority of India Ltd.	3,289,585	4,743,935
Sunflag Iron & Steel Co.*	356,579	333,143
Surya Roshni Ltd.	18,861	148,050
Tata Metaliks Ltd.	36,445	411,244
Tata Steel Long Products Ltd.	34,731	341,350
Tata Steel Ltd.	771,900	11,541,271
Tinplate Co. of India Ltd. (The)	6,859	25,467
Usha Martin Ltd.*	231,033	280,028
Vedanta Ltd.	2,935,374	13,473,342
Welspun Corp., Ltd.	802,483	1,926,439

Total Metals & Mining		71,430,155

Oil, Gas & Consumable Fuels - 17.4%
Aegis Logistics Ltd.	112,287	334,207
Bharat Petroleum Corp., Ltd.	2,876,863	14,917,295
Chennai Petroleum Corp., Ltd.*	330,113	455,853
Coal India Ltd.	6,402,577	12,579,380
Great Eastern Shipping Co., Ltd. (The)	517,823	2,077,265
Hindustan Oil Exploration Co., Ltd.*	26,914	66,058
Hindustan Petroleum Corp., Ltd.	4,648,602	18,282,194
Indian Oil Corp., Ltd.	12,116,764	18,174,580
Oil & Natural Gas Corp., Ltd.	9,011,626	17,262,989
Oil India Ltd.	1,559,975	4,174,027
Petronet LNG Ltd.	1,559,887	4,541,018
Reliance Industries Ltd.	2,431,095	77,448,675

Total Oil, Gas & Consumable Fuels		170,313,541

Paper & Forest Products - 0.2%
Century Plyboards India Ltd.	48,406	389,342
Greenply Industries Ltd.	2,638	7,312
JK Paper Ltd.	408,530	1,127,178

Total Paper & Forest Products		1,523,832

Personal Products - 1.6%
Bajaj Consumer Care Ltd.	200,625	534,384
Colgate-Palmolive India Ltd.	46,270	922,031
Dabur India Ltd.	230,282	1,796,918
Emami Ltd.	63,961	446,566
Godrej Consumer Products Ltd.*	196,657	2,561,796
Hindustan Unilever Ltd.	251,073	7,971,544
Marico Ltd.	244,060	1,683,141

Total Personal Products		15,916,380

Pharmaceuticals - 4.3%
Aarti Drugs Ltd.*	42,671	312,790
Ajanta Pharma Ltd.	16,825	505,991
Alembic Ltd.	330,119	472,958
Alembic Pharmaceuticals Ltd.	94,692	1,021,495
Alkem Laboratories Ltd.	17,823	868,916
Amrutanjan Health Care Ltd.	4,982	62,765
AstraZeneca Pharma India Ltd.	1,054	43,930
Aurobindo Pharma Ltd.	808,123	7,983,318
Cadila Healthcare Ltd.	221,557	1,440,026
Caplin Point Laboratories Ltd.	20,921	241,532
Cipla Ltd.	323,396	4,107,291
Dr. Reddy’s Laboratories Ltd.	69,558	4,591,621
Eris Lifesciences Ltd.(a)	14,962	152,980
FDC Ltd.*	65,859	269,511
Gland Pharma Ltd.*(a)	957	49,752
GlaxoSmithKline Pharmaceuticals Ltd.	1,207	28,523
Glenmark Pharmaceuticals Ltd.	218,646	1,554,642
Granules India Ltd.	201,485	911,262
Indoco Remedies Ltd.	16,742	102,318
IOL Chemicals and Pharmaceuticals Ltd.	106,167	690,183
Ipca Laboratories Ltd.	38,080	1,109,989
JB Chemicals & Pharmaceuticals Ltd.	16,478	394,507
Jubilant Pharmova Ltd.	146,861	1,158,915
Laurus Labs Ltd.(a)	169,627	1,229,719
Lupin Ltd.	133,155	1,703,047
Marksans Pharma Ltd.	544,450	440,551
Morepen Laboratories Ltd.*	354,717	268,415
Natco Pharma Ltd.	75,702	921,278
Pfizer Ltd.	3,970	269,985
Sanofi India Ltd.	450	47,746
Shilpa Medicare Ltd.	9,506	68,428
Solara Active Pharma Sciences Ltd.	10,632	145,752
Strides Pharma Science Ltd.	91,672	551,310
Sun Pharmaceutical Industries Ltd.	533,526	6,069,806
Suven Pharmaceuticals Ltd.	137,109	909,779
Torrent Pharmaceuticals Ltd.	23,367	1,030,563
Wockhardt Ltd.*	118,698	659,232

Total Pharmaceuticals		42,390,826

Professional Services - 0.1%
L&T Technology Services Ltd.(a)	17,506	1,318,549

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2021

Investments	Shares		Value
Real Estate Management & Development - 0.4%
DLF Ltd.	11,148		$58,555
NESCO Ltd.	20,748		162,681
Oberoi Realty Ltd.*	112,231		1,301,135
Phoenix Mills Ltd. (The)	31,025		411,249
Prestige Estates Projects Ltd.	174,832		1,116,577
Sobha Ltd.	53,764		647,643
Sunteck Realty Ltd.	18,815		124,390

Total Real Estate Management & Development			3,822,230

Road & Rail - 0.0%
Container Corp. of India Ltd.	34,794		287,650

Software - 0.5%
Birlasoft Ltd.	207,032		1,517,042
Cyient Ltd.	76,097		1,047,240
Intellect Design Arena Ltd.*	12,709		126,901
KPIT Technologies Ltd.	11,103		91,552
Oracle Financial Services Software Ltd.	10,897		580,680
Subex Ltd.	30,682		22,350
Tanla Platforms Ltd.	2,642		66,934
Tata Elxsi Ltd.	13,147		1,037,814
Zensar Technologies Ltd.	7,936		55,680

Total Software			4,546,193

Textiles, Apparel & Luxury Goods - 0.9%
Filatex India Ltd.	107,617		140,429
Garware Technical Fibres Ltd.	2,157		92,303
Indo Count Industries Ltd.	37,393		125,757
Kalyan Jewellers India Ltd.*	21,428		19,731
KPR Mill Ltd.	8,140		73,291
LUX Industries Ltd.	5,579		276,857
Page Industries Ltd.	701		381,183
Rajesh Exports Ltd.	84,806		841,322
Relaxo Footwears Ltd.	20,422		360,826
Rupa & Co., Ltd.	6,877		40,886
Titan Co., Ltd.	121,121		4,109,947
Trident Ltd.	2,156,926		1,548,006
Vaibhav Global Ltd.	4,682		37,051
Vardhman Textiles Ltd.	1,908		59,507
Welspun India Ltd.	467,213		914,494

Total Textiles, Apparel & Luxury Goods			9,021,590

Thrifts & Mortgage Finance - 6.0%
Aavas Financiers Ltd.*	7,953		279,885
Can Fin Homes Ltd.	126,763		942,934
Housing Development Finance Corp., Ltd.	1,446,822		50,341,024
IIFL Finance Ltd.	165,500		622,053
Indiabulls Housing Finance Ltd.	751,538		2,203,994
LIC Housing Finance Ltd.	852,797		4,240,716
PNB Housing Finance Ltd.*(a)	72,253		481,472

Total Thrifts & Mortgage Finance			59,112,078

Tobacco - 1.0%
Godfrey Phillips India Ltd.	26,835		406,519
ITC Ltd.	3,318,300		9,733,625

Total Tobacco			10,140,144

Trading Companies & Distributors - 0.2%
Adani Enterprises Ltd.	71,038		1,633,616
IndiaMart InterMesh Ltd.(a)	417		36,331
MSTC Ltd.	5,434		24,061

Total Trading Companies & Distributors			1,694,008

Transportation Infrastructure - 0.8%
Adani Ports & Special Economic Zone Ltd.	682,489		6,705,016
Gateway Distriparks Ltd.	25,811		96,632
Gujarat Pipavav Port Ltd.	488,142		655,359

Total Transportation Infrastructure			7,457,007

Water Utilities - 0.0%
VA Tech Wabag Ltd.*	46,200		192,356

TOTAL COMMON STOCKS (Cost: $576,011,735)			1,007,924,152

	Principal Amount
FOREIGN CORPORATE BOND - 0.0%

India - 0.0%
Britannia Industries Ltd. 5.50%, 6/3/24 (Cost: $11,593)	843,639	INR	11,406

	Shares
EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree India ex-State-Owned Enterprises Fund(c) (Cost: $26,901)	1,100		39,159

TOTAL INVESTMENTS IN SECURITIES - 103.0% (Cost: $576,050,229)			1,007,974,717
Other Assets less Liabilities - (3.0)%			(29,328,149)

NET ASSETS - 100.0%			$978,646,568

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security, or a portion thereof, is restricted from resale. In accordance with a reconstruction scheme notified by the government of India applicable to Yes Bank Ltd., effective March 16, 2020, 75% of all shares of Yes Bank Ltd. held by then-existing shareholders are subject to a three-year lock-in period and are unable to be sold. At December 31, 2021, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets
India – Banks Yes Bank Ltd.	3,906,791	9/21/15 – 3/13/20	$3,947,791	$720,018	0.1%

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2021
WisdomTree India ex-State-Owned Enterprises Fund+	$33,709	$—	$—	$—	$5,450	$39,159

+	There was no recognition of capital gain distributions or dividend income by the Fund from its investment in the affiliate during the period.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$1,007,924,152	$—	$—	$1,007,924,152
Foreign Corporate Bond	—	11,406	—	11,406
Exchange-Traded Fund	39,159	—	—	39,159

Total Investments in Securities	$1,007,963,311	$11,406	$—	$1,007,974,717

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 103.4%

India - 103.4%

Airlines - 0.2%
InterGlobe Aviation Ltd.*(a)	617	$16,746

Auto Components - 1.6%
Balkrishna Industries Ltd.	613	19,160
Bharat Forge Ltd.	1,914	17,968
Bosch Ltd.	96	22,368
Exide Industries Ltd.	2,632	5,961
Motherson Sumi Systems Ltd.	9,224	27,708
Sundram Fasteners Ltd.	524	6,434
Tube Investments of India Ltd.	633	14,943

Total Auto Components		114,542

Automobiles - 5.0%
Bajaj Auto Ltd.	560	24,478
Eicher Motors Ltd.	914	31,869
Hero MotoCorp., Ltd.	860	28,484
Mahindra & Mahindra Ltd.	7,227	81,389
Maruti Suzuki India Ltd.	926	92,511
Tata Motors Ltd.*	13,210	85,003
TVS Motor Co., Ltd.	1,352	11,404

Total Automobiles		355,138

Banks - 12.1%
AU Small Finance Bank Ltd.*(a)	1,105	15,407
Axis Bank Ltd.*	16,770	153,080
Bandhan Bank Ltd.(a)	3,885	13,207
Federal Bank Ltd.	12,012	13,412
ICICI Bank Ltd.	39,331	391,613
IDFC First Bank Ltd.*	24,010	15,617
IndusInd Bank Ltd.	4,224	50,468
Kotak Mahindra Bank Ltd.	8,485	205,015
RBL Bank Ltd.*(a)	3,644	6,233
Yes Bank Ltd.*(b)	3,819	704

Total Banks		864,756

Beverages - 0.8%
United Breweries Ltd.	500	10,668
United Spirits Ltd.*	2,575	31,116
Varun Beverages Ltd.	1,198	14,316

Total Beverages		56,100

Biotechnology - 0.1%
Biocon Ltd.*	1,734	8,506

Building Products - 0.5%
Astral Ltd.	812	24,925
Kajaria Ceramics Ltd.	552	9,579

Total Building Products		34,504

Capital Markets - 0.4%
HDFC Asset Management Co., Ltd.(a)	448	14,742
Indian Energy Exchange Ltd.(a)	3,091	10,512

Total Capital Markets		25,254

Chemicals - 5.0%
Aarti Industries Ltd.	1,469	19,853
Asian Paints Ltd.	3,369	153,320
Atul Ltd.	146	17,753
Berger Paints India Ltd.	2,080	21,595
Carborundum Universal Ltd.	705	9,310
Coromandel International Ltd.	1,095	11,137
Deepak Nitrite Ltd.	411	13,768
Kansai Nerolac Paints Ltd.	1,147	9,122
Navin Fluorine International Ltd.	279	15,721
PI Industries Ltd.	602	24,572
SRF Ltd.	1,061	34,542
Supreme Industries Ltd.	563	16,881
Tata Chemicals Ltd.	1,021	12,282

Total Chemicals		359,856

Construction & Engineering - 0.4%
Voltas Ltd.	1,942	31,850

Construction Materials - 3.6%
ACC Ltd.	564	16,811
Ambuja Cements Ltd.	5,123	26,016
Dalmia Bharat Ltd.	620	15,413
Grasim Industries Ltd.	3,383	73,828
JK Cement Ltd.	210	9,602
Ramco Cements Ltd. (The)	938	12,670
Shree Cement Ltd.	56	20,331
UltraTech Cement Ltd.	831	84,861

Total Construction Materials		259,532

Consumer Finance - 4.0%
Bajaj Finance Ltd.	2,028	190,352
Cholamandalam Investment and Finance Co., Ltd.	3,190	22,332
Mahindra & Mahindra Financial Services Ltd.	4,866	9,750
Manappuram Finance Ltd.	3,963	8,775
Muthoot Finance Ltd.	905	18,209
Shriram Transport Finance Co., Ltd.	1,368	22,397
Sundaram Finance Ltd.	523	16,094

Total Consumer Finance		287,909

Diversified Financial Services - 1.6%
Bajaj Finserv Ltd.	302	66,653
Bajaj Holdings & Investment Ltd.	222	16,222
Piramal Enterprises Ltd.	956	34,002

Total Diversified Financial Services		116,877

Diversified Telecommunication Services - 0.3%
Indus Towers Ltd.	7,254	24,230

Electric Utilities - 0.8%
Adani Transmission Ltd.*	1,909	44,706
Torrent Power Ltd.	1,332	9,919

Total Electric Utilities		54,625

Electrical Equipment - 1.0%
ABB India Ltd.	411	12,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

December 31, 2021

Investments	Shares	Value
CG Power & Industrial Solutions Ltd.*	4,640	$12,144
Havells India Ltd.	1,889	35,500
Polycab India Ltd.	256	8,494

Total Electrical Equipment		68,488

Entertainment - 0.1%
PVR Ltd.*	292	5,100

Food & Staples Retailing - 1.0%
Avenue Supermarts Ltd.*(a)	1,146	72,018

Food Products - 2.2%
Britannia Industries Ltd.	823	39,923
Hatsun Agro Product Ltd.	427	7,262
Nestle India Ltd.	249	66,008
Tata Consumer Products Ltd.	4,570	45,706

Total Food Products		158,899

Gas Utilities - 0.9%
Adani Total Gas Ltd.	2,158	49,985
Gujarat Gas Ltd.	1,423	12,153

Total Gas Utilities		62,138

Health Care Providers & Services - 1.3%
Apollo Hospitals Enterprise Ltd.	741	49,975
Dr. Lal PathLabs Ltd.(a)	282	14,500
Fortis Healthcare Ltd.*	4,282	17,126
Max Healthcare Institute Ltd.*	2,163	12,887

Total Health Care Providers & Services		94,488

Hotels, Restaurants & Leisure - 0.5%
Indian Hotels Co., Ltd.	3,372	8,199
Jubilant Foodworks Ltd.	576	27,826

Total Hotels, Restaurants & Leisure		36,025

Household Durables - 0.5%
Crompton Greaves Consumer Electricals Ltd.	3,637	21,403
Dixon Technologies India Ltd.	168	12,452

Total Household Durables		33,855

Independent Power & Renewable Electricity Producers - 0.7%
Adani Green Energy Ltd.*	2,852	51,037

Industrial Conglomerates - 0.4%
Siemens Ltd.	804	25,540

Insurance - 2.0%
HDFC Life Insurance Co., Ltd.(a)	7,393	64,601
ICICI Lombard General Insurance Co., Ltd.(a)	1,702	32,083
ICICI Prudential Life Insurance Co., Ltd.(a)	2,971	22,414
Max Financial Services Ltd.*	1,643	21,668

Total Insurance		140,766

Interactive Media & Services - 0.6%
Info Edge India Ltd.	570	42,762

IT Services - 16.3%
Coforge Ltd.	192	15,214
Happiest Minds Technologies Ltd.	453	7,901
HCL Technologies Ltd.	8,541	151,562
Infosys Ltd.	28,243	717,230
Mphasis Ltd.	660	30,158
Persistent Systems Ltd.	356	23,487
Tech Mahindra Ltd.	4,599	110,778
Wipro Ltd.	11,308	108,820

Total IT Services		1,165,150

Life Sciences Tools & Services - 0.9%
Divi’s Laboratories Ltd.	981	61,738

Machinery - 0.7%
Ashok Leyland Ltd.	12,053	19,854
Cummins India Ltd.	1,073	13,594
Escorts Ltd.	598	15,355

Total Machinery		48,803

Media - 0.5%
Zee Entertainment Enterprises Ltd.	8,222	35,482

Metals & Mining - 3.2%
APL Apollo Tubes Ltd.*	958	12,885
Jindal Steel & Power Ltd.*	3,573	18,133
JSW Steel Ltd.	7,487	66,066
Tata Steel Ltd.	5,815	86,945
Vedanta Ltd.	10,010	45,946

Total Metals & Mining		229,975

Multiline Retail - 0.3%
Trent Ltd.	1,610	23,066

Oil, Gas & Consumable Fuels - 10.0%
Reliance Industries Ltd.	22,466	715,711

Personal Products - 4.9%
Colgate-Palmolive India Ltd.	1,242	24,749
Dabur India Ltd.	3,908	30,495
Emami Ltd.	1,401	9,782
Godrej Consumer Products Ltd.*	2,666	34,729
Hindustan Unilever Ltd.	6,869	218,090
Marico Ltd.	4,282	29,530

Total Personal Products		347,375

Pharmaceuticals - 5.5%
Alkem Laboratories Ltd.	336	16,381
Aurobindo Pharma Ltd.	1,701	16,804
Cadila Healthcare Ltd.	2,157	14,020
Cipla Ltd.	3,989	50,662
Dr. Reddy’s Laboratories Ltd.	983	64,889
Gland Pharma Ltd.*(a)	384	19,963
Glenmark Pharmaceuticals Ltd.	1,172	8,333
Ipca Laboratories Ltd.	516	15,041

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

December 31, 2021

Investments	Shares		Value
Laurus Labs Ltd.(a)	2,989		$21,669
Lupin Ltd.	1,650		21,103
Natco Pharma Ltd.	531		6,462
Pfizer Ltd.	154		10,473
Sun Pharmaceutical Industries Ltd.	9,235		105,065
Torrent Pharmaceuticals Ltd.	434		19,141

Total Pharmaceuticals			390,006

Real Estate Management & Development - 1.0%
DLF Ltd.	5,218		27,408
Godrej Properties Ltd.*	1,012		25,483
Oberoi Realty Ltd.*	793		9,193
Phoenix Mills Ltd. (The)	599		7,940

Total Real Estate Management & Development			70,024

Software - 0.5%
Cyient Ltd.	566		7,789
Oracle Financial Services Software Ltd.	184		9,805
Tata Elxsi Ltd.	243		19,182

Total Software			36,776

Textiles, Apparel & Luxury Goods - 2.2%
Bata India Ltd.	538		13,546
Page Industries Ltd.	51		27,732
Rajesh Exports Ltd.	617		6,121
Relaxo Footwears Ltd.	271		4,788
Titan Co., Ltd.	3,169		107,533

Total Textiles, Apparel & Luxury Goods			159,720

Thrifts & Mortgage Finance - 7.1%
Aavas Financiers Ltd.*	269		9,467
Housing Development Finance Corp., Ltd.	14,028		488,093
Indiabulls Housing Finance Ltd.	2,636		7,730

Total Thrifts & Mortgage Finance			505,290

Trading Companies & Distributors - 0.1%
IndiaMart InterMesh Ltd.(a)	96		8,364

Transportation Infrastructure - 0.1%
GMR Infrastructure Ltd.*	14,443		8,889

Wireless Telecommunication Services - 2.5%
Bharti Airtel Ltd.*	17,888		164,548
Vodafone Idea Ltd.*	66,403		13,712

Total Wireless Telecommunication Services			178,260

TOTAL COMMON STOCKS (Cost: $5,486,159)			7,386,170

	Principal Amount
FOREIGN CORPORATE BOND - 0.0%

India - 0.0%
Britannia Industries Ltd. 5.50%, 6/3/24 (Cost: $328)	23,867	INR	323

TOTAL INVESTMENTS IN SECURITIES - 103.4% (Cost: $5,486,487)			7,386,493
Other Assets less Liabilities - (3.4)%			(245,476)

NET ASSETS - 100.0%			$7,141,017

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security, or a portion thereof, is restricted from resale. In accordance with a reconstruction scheme notified by the government of India applicable to Yes Bank Ltd., effective March 16, 2020, 75% of all shares of Yes Bank Ltd. held by then-existing shareholders are subject to a three-year lock-in period and are unable to be sold. At December 31, 2021, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets
India – Banks Yes Bank Ltd.	3,819	4/2/19 – 10/18/19	$11,551	$704	0.0%

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$7,386,170	$—	$—	$7,386,170
Foreign Corporate Bond	—	323	—	323

Total Investments in Securities	$7,386,170	$323	$—	$7,386,493

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 11.6%
BHP Group Ltd.(a)	51,952	$1,567,526
BHP Group PLC	78,408	2,335,863
Coles Group Ltd.	73,663	960,807
Fortescue Metals Group Ltd.	252,700	3,529,368
Sonic Healthcare Ltd.	26,943	913,431
Telstra Corp., Ltd.	817,606	2,484,762
Transurban Group	89,890	903,200
Wesfarmers Ltd.	28,230	1,217,110
Woodside Petroleum Ltd.	137,417	2,191,005

Total Australia		16,103,072

China - 2.4%
China Overseas Land & Investment Ltd.	580,000	1,373,318
Guangdong Investment Ltd.	882,000	1,121,124
Wilmar International Ltd.	274,000	841,420

Total China		3,335,862

Finland - 3.7%
Fortum Oyj	90,935	2,791,070
Neste Oyj	9,685	477,557
UPM-Kymmene Oyj	47,782	1,818,139

Total Finland		5,086,766

France - 4.1%
Danone S.A.	18,783	1,166,044
Edenred	10,369	478,386
Gecina S.A.	10,345	1,445,837
Orange S.A.	143,909	1,540,468
Sanofi	10,814	1,089,328

Total France		5,720,063

Germany - 9.3%
BASF SE	31,141	2,187,848
Bayer AG, Registered Shares	29,655	1,585,012
Bayerische Motoren Werke AG	16,083	1,618,445
Continental AG*	8,207	868,996
E.ON SE	125,464	1,739,526
Evonik Industries AG	57,501	1,861,657
Siemens AG, Registered Shares	8,362	1,451,874
Volkswagen AG	5,520	1,622,065

Total Germany		12,935,423

Hong Kong - 7.4%
Hang Lung Properties Ltd.	439,000	903,192
Henderson Land Development Co., Ltd.	477,000	2,031,271
Link REIT	162,800	1,433,529
New World Development Co., Ltd.	309,000	1,222,714
Power Assets Holdings Ltd.	362,000	2,256,609
Sun Hung Kai Properties Ltd.	110,000	1,334,736
Swire Properties Ltd.	442,400	1,108,795

Total Hong Kong		10,290,846

Italy - 1.3%
Snam SpA	305,415	1,840,785

Japan - 22.5%
Astellas Pharma, Inc.	51,400	834,907
Bridgestone Corp.(a)	33,500	1,439,725
Canon, Inc.(a)	105,200	2,558,857
Daiwa House Industry Co., Ltd.	37,300	1,071,498
Denso Corp.	17,700	1,464,663
ENEOS Holdings, Inc.	459,500	1,717,015
FUJIFILM Holdings Corp.	9,700	718,182
Fujitsu Ltd.	3,100	531,136
Hitachi Ltd.	21,500	1,163,171
Honda Motor Co., Ltd.	36,000	1,009,769
ITOCHU Corp.	35,800	1,093,695
Japan Tobacco, Inc.(a)	114,000	2,299,205
KDDI Corp.	46,300	1,351,749
Kirin Holdings Co., Ltd.(a)	47,500	761,864
Mitsubishi Corp.	65,700	2,083,595
Murata Manufacturing Co., Ltd.	5,800	461,210
Panasonic Corp.	88,300	969,993
Sekisui House Ltd.	74,600	1,599,474
Seven & I Holdings Co., Ltd.	26,400	1,159,119
SoftBank Corp.	169,900	2,145,973
Sumitomo Corp.	133,500	1,971,402
Takeda Pharmaceutical Co., Ltd.	39,800	1,084,213
TDK Corp.	10,400	405,506
Tokyo Electron Ltd.	2,300	1,323,816

Total Japan		31,219,737

Netherlands - 2.3%
Koninklijke Ahold Delhaize N.V.	36,708	1,257,965
Koninklijke KPN N.V.	614,866	1,908,886

Total Netherlands		3,166,851

Norway - 4.9%
Equinor ASA	133,871	3,581,208
Telenor ASA	97,303	1,529,342
Yara International ASA	32,844	1,657,415

Total Norway		6,767,965

Singapore - 2.4%
Capitaland Investment Ltd.*	603,400	1,526,235
Singapore Telecommunications Ltd.	1,019,600	1,754,606

Total Singapore		3,280,841

Spain - 6.2%
Endesa S.A.(a)	65,583	1,506,536
Ferrovial S.A.	41,241	1,292,543
Naturgy Energy Group S.A.(a)	113,967	3,710,541
Red Electrica Corp. S.A.	97,385	2,106,946

Total Spain		8,616,566

Sweden - 1.4%
Telefonaktiebolaget LM Ericsson, Class B	36,502	402,319
Telia Co. AB	407,698	1,594,299

Total Sweden		1,996,618

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2021

Investments	Shares	Value
Switzerland - 5.3%
ABB Ltd., Registered Shares	37,346	$1,430,473
Holcim Ltd., Registered Shares*	30,506	1,557,190
Novartis AG, Registered Shares	13,208	1,163,736
Roche Holding AG	2,352	978,591
Roche Holding AG, Bearer Shares(a)	2,354	1,056,155
SGS S.A., Registered Shares	345	1,153,723

Total Switzerland		7,339,868

United Kingdom - 14.7%
AstraZeneca PLC	6,838	803,733
BAE Systems PLC	236,390	1,760,341
British American Tobacco PLC	63,918	2,366,493
GlaxoSmithKline PLC	86,761	1,887,971
National Grid PLC	124,419	1,785,968
Rio Tinto Ltd.	25,019	1,821,008
Rio Tinto PLC	31,638	2,096,324
Sage Group PLC (The)	77,346	893,195
SSE PLC	108,287	2,418,577
Tesco PLC	345,605	1,357,036
Unilever PLC	15,095	807,748
Vodafone Group PLC	1,605,888	2,441,762

Total United Kingdom		20,440,156

TOTAL COMMON STOCKS (Cost: $128,763,614)		138,141,419

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.5%

United States - 3.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b) (Cost: $4,880,969)	4,880,969	4,880,969

TOTAL INVESTMENTS IN SECURITIES - 103.0% (Cost: $133,644,583)		143,022,388
Other Assets less Liabilities - (3.0)%		(4,185,202)

NET ASSETS - 100.0%		$138,837,186

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,532,904 and the total market value of the collateral held by the Fund was $14,267,137. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,386,168.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$138,141,419	$—	$—	$138,141,419
Investment of Cash Collateral for Securities Loaned	—	4,880,969	—	4,880,969

Total Investments in Securities	$138,141,419	$4,880,969	$—	$143,022,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 10.2%
Adairs Ltd.(a)	44,309	$129,182
Alumina Ltd.	182,658	247,675
Ampol Ltd.	10,493	226,274
APA Group(a)	34,159	249,843
ASX Ltd.	9,513	642,536
Atlas Arteria Ltd.	58,262	293,127
AUB Group Ltd.	4,431	82,987
Aurizon Holdings Ltd.	103,766	263,296
AusNet Services Ltd.	289,624	541,168
Austal Ltd.	173,377	245,805
Australia & New Zealand Banking Group Ltd.	113,589	2,271,910
Australian Finance Group Ltd.	130,865	256,893
Autosports Group Ltd.(a)	118,655	184,614
Bank of Queensland Ltd.(a)	48,916	287,716
Bapcor Ltd.	21,688	110,535
Bell Financial Group Ltd.	218,216	295,890
Bendigo & Adelaide Bank Ltd.(a)	68,243	451,506
BHP Group Ltd.(a)	303,129	9,146,184
BHP Group PLC	224,083	6,675,686
Brambles Ltd.	31,625	244,415
Brickworks Ltd.	9,847	172,968
carsales.com Ltd.	20,026	365,308
Charter Hall Group	26,109	390,661
Coles Group Ltd.	50,443	657,942
Commonwealth Bank of Australia	82,062	6,025,982
Costa Group Holdings Ltd.	84,173	185,430
Cromwell Property Group(a)	510,134	322,677
CSL Ltd.	4,992	1,055,149
Dexus	73,313	592,721
Dusk Group Ltd.	62,107	144,044
Elders Ltd.	22,927	204,363
Fortescue Metals Group Ltd.	366,681	5,121,299
Goodman Group	51,661	995,344
GPT Group (The)	90,086	354,994
Growthpoint Properties Australia Ltd.	94,978	301,074
GUD Holdings Ltd.	35,942	297,117
Harvey Norman Holdings Ltd.(a)	125,333	450,149
Healius Ltd.	31,426	120,639
Inghams Group Ltd.	67,072	170,676
Insurance Australia Group Ltd.(a)	84,975	263,187
IVE Group Ltd.	92,977	117,622
JB Hi-Fi Ltd.	10,888	382,507
Latitude Group Holdings Ltd.	164,848	239,705
Lendlease Corp., Ltd.	21,609	167,949
Liberty Financial Group Ltd.	61,196	247,824
MA Financial Group Ltd.	8,404	54,686
Macquarie Group Ltd.	10,100	1,508,295
Magellan Financial Group Ltd.(a)	15,791	243,853
Medibank Pvt Ltd.	146,666	357,222
Metcash Ltd.(a)	71,303	233,284
Mineral Resources Ltd.	17,877	727,859
Mirvac Group	214,191	453,167
Monadelphous Group Ltd.(a)	21,784	152,837
National Australia Bank Ltd.	136,738	2,867,139
Navigator Global Investments Ltd.	174,602	235,482
Newcrest Mining Ltd.	9,093	161,839
Nine Entertainment Co. Holdings Ltd.	109,102	230,829
NRW Holdings Ltd.	123,031	157,879
OZ Minerals Ltd.	19,221	394,364
Pendal Group Ltd.	45,198	183,037
QBE Insurance Group Ltd.	43,525	359,169
Qube Holdings Ltd.	87,067	200,668
Resimac Group Ltd.	112,484	155,385
Sandfire Resources Ltd.	33,853	161,952
Santos Ltd.	39,184	179,764
Scentre Group	156,744	360,116
Senex Energy Ltd.	42,489	142,719
Seven Group Holdings Ltd.	15,011	235,737
SG Fleet Group Ltd.	81,729	148,553
Sims Ltd.	12,467	145,570
SmartGroup Corp., Ltd.	28,773	162,125
Sonic Healthcare Ltd.	15,126	512,807
Stockland	167,253	515,590
Suncorp Group Ltd.	77,671	625,131
Tabcorp Holdings Ltd.	85,272	311,225
Telstra Corp., Ltd.	741,332	2,252,959
Transurban Group	50,008	502,472
Vicinity Centres	250,677	308,010
Viva Energy Group Ltd.(b)	46,605	79,628
Washington H Soul Pattinson & Co., Ltd.	11,350	244,342
Wesfarmers Ltd.	52,586	2,267,197
Westpac Banking Corp.	116,231	1,804,198
Woodside Petroleum Ltd.	16,885	269,218
Woolworths Group Ltd.	41,418	1,144,594
Worley Ltd.	42,770	330,550

Total Australia		63,576,024

Austria - 0.7%
Ackermans & van Haaren N.V.	643	123,357
Andritz AG	5,112	263,810
BAWAG Group AG*(b)	9,173	565,389
Oesterreichische Post AG	8,749	376,086
OMV AG	20,739	1,178,040
Semperit AG Holding	3,214	107,090
Strabag SE, Bearer Shares	15,854	660,769
Telekom Austria AG*	64,726	560,881
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,202	175,618
Voestalpine AG	5,637	205,133
Wienerberger AG	1,649	60,645

Total Austria		4,276,818

Belgium - 0.7%
Aedifica S.A.	2,251	294,125
Anheuser-Busch InBev S.A./N.V.	17,764	1,074,099
Befimmo S.A.	8,522	327,079
Cofinimmo S.A.	1,961	313,322
KBC Group N.V.	1,411	121,082
Proximus SADP	14,435	281,361
Solvay S.A.(a)	3,512	408,171
Telenet Group Holding N.V.	18,214	664,057
UCB S.A.	3,700	422,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2021

Investments	Shares	Value
Warehouses De Pauw CVA	9,558	$458,469

Total Belgium		4,364,002

China - 1.6%
Beijing Enterprises Holdings Ltd.	62,000	213,922
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(a)	97,000	166,969
BOC Hong Kong Holdings Ltd.	507,444	1,662,993
China Everbright Environment Group Ltd.	176,000	141,318
China Merchants Port Holdings Co., Ltd.	236,000	429,845
China Power International Development Ltd.	921,000	620,198
China Resources Pharmaceutical Group Ltd.(b)	422,000	192,155
China Resources Power Holdings Co., Ltd.	266,000	890,499
China South City Holdings Ltd.(a)	2,538,000	237,644
China Taiping Insurance Holdings Co., Ltd.	116,400	159,753
CITIC Ltd.	1,841,000	1,818,260
CSPC Pharmaceutical Group Ltd.	311,280	338,179
Guangdong Investment Ltd.	218,000	277,103
Lenovo Group Ltd.(a)	697,003	801,040
Poly Property Group Co., Ltd.	1,290,000	339,199
Shoucheng Holdings Ltd.	624,000	124,059
Shougang Fushan Resources Group Ltd.	811,238	274,703
Sino-Ocean Group Holding Ltd.(a)	670,500	156,524
Wharf Holdings Ltd. (The)	28,000	86,015
Wilmar International Ltd.	230,700	708,451

Total China		9,638,829

Denmark - 1.6%
Alm Brand A/S	67,325	131,145
Alten S.A.	384	69,214
AP Moller - Maersk A/S, Class B	190	681,243
Carlsberg A/S, Class B	2,188	377,867
Coloplast A/S, Class B	4,995	879,056
Danske Bank A/S	9,904	171,042
DSV A/S	1,450	338,653
Novo Nordisk A/S, Class B	38,661	4,344,763
Novozymes A/S, Class B	4,665	383,172
Orsted A/S(b)	4,453	568,655
Rockwool International A/S, Class B	491	214,710
Royal Unibrew A/S	1,875	211,345
Scandinavian Tobacco Group A/S, Class A(b)	18,996	398,785
Topdanmark A/S	2,948	165,424
Tryg A/S	20,580	508,187
Vestas Wind Systems A/S	12,152	371,607

Total Denmark		9,814,868

Finland - 2.3%
Anora Group Oyj(a)	17,062	210,715
Cargotec Oyj, Class B	5,147	256,603
Elisa Oyj	11,465	705,616
Fortum Oyj	58,849	1,806,254
Kesko Oyj, Class B	18,275	609,753
Kone Oyj, Class B	14,934	1,070,605
Konecranes Oyj	7,076	282,926
Metsa Board Oyj	29,476	288,608
Neste Oyj	16,613	819,170
Nokian Renkaat Oyj	5,480	207,521
Nordea Bank Abp	398,326	4,861,470
Orion Oyj, Class B	6,017	249,889
Sampo Oyj, Class A	25,060	1,255,632
UPM-Kymmene Oyj	27,466	1,045,101
Valmet Oyj	10,857	465,713

Total Finland		14,135,576

France - 10.2%
Air Liquide S.A.	13,868	2,417,962
ALD S.A.(b)	33,753	496,688
Amundi S.A.(b)	5,281	435,703
Arkema S.A.	2,703	380,696
AXA S.A.	203,449	6,058,218
BNP Paribas S.A.	53,630	3,706,242
Bollore S.A.	61,235	342,611
Bouygues S.A.	18,055	646,557
Bureau Veritas S.A.	10,526	349,289
Capgemini SE	3,144	770,489
Carrefour S.A.	16,505	302,282
Chargeurs S.A.	6,360	188,481
Cie de Saint-Gobain	13,618	958,143
Cie Generale des Etablissements Michelin SCA	3,843	629,973
Cie Plastic Omnium S.A.	6,665	173,266
Coface S.A.	11,704	166,772
Covivio	3,266	268,158
Credit Agricole S.A.	192,684	2,749,958
Danone S.A.	21,229	1,317,891
Dassault Systemes SE	8,744	520,154
Edenred	4,780	220,531
Eiffage S.A.	3,828	393,790
Electricite de France S.A.	56,444	663,063
Engie S.A.	124,813	1,847,172
EssilorLuxottica S.A.	4,960	1,056,129
Eutelsat Communications S.A.	22,972	280,438
Faurecia SE	4,104	195,223
Gecina S.A.	4,056	566,874
Hermes International	595	1,039,310
ICADE	3,501	251,222
Imerys S.A.	7,321	304,212
Ipsen S.A.	2,698	246,987
IPSOS	3,115	146,123
Kering S.A.	1,900	1,527,384
Klepierre S.A.*	13,982	331,522
L’Oreal S.A.	9,135	4,331,410
La Francaise des Jeux SAEM(b)	4,066	180,053
Legrand S.A.	5,023	587,781
LVMH Moet Hennessy Louis Vuitton SE	7,664	6,336,168
Metropole Television S.A.	19,334	377,290
Nexans S.A.	448	43,738
Nexity S.A.	6,180	290,533
Orange S.A.	260,361	2,787,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2021

Investments	Shares	Value
Pernod Ricard S.A.	4,836	$1,163,144
Publicis Groupe S.A.	9,203	619,566
Remy Cointreau S.A.	832	202,476
Rexel S.A.*	12,051	244,349
Sanofi	47,340	4,768,707
Schneider Electric SE	17,117	3,357,011
SEB S.A.	2,062	321,018
Societe Generale S.A.	13,583	466,564
Sopra Steria Group SACA	733	131,287
SPIE S.A.	10,440	269,740
Suez S.A.	39,346	886,384
Television Francaise 1	31,032	307,902
Thales S.A.	4,368	371,553
Trigano S.A.	855	166,264
Valeo	5,621	169,905
Veolia Environnement S.A.	25,414	932,340
Verallia S.A.(b)	5,111	179,947
Vinci S.A.	16,165	1,707,949
Wendel SE	2,733	327,580

Total France		63,477,196

Germany - 8.0%
adidas AG	1,938	558,026
Allianz SE, Registered Shares	20,736	4,896,589
alstria office REIT AG	16,572	368,056
AURELIUS Equity Opportunities SE & Co. KGaA	3,408	104,796
Aurubis AG	1,966	196,879
BASF SE	43,696	3,069,915
Bayer AG, Registered Shares	36,220	1,935,901
Bayerische Motoren Werke AG	15,560	1,565,815
Beiersdorf AG	1,094	112,441
Bilfinger SE	4,651	158,145
Brenntag SE	6,634	600,366
Covestro AG(b)	3,783	233,170
Daimler AG, Registered Shares	23,350	1,794,759
Deutsche Boerse AG	4,643	776,691
Deutsche Pfandbriefbank AG(b)	18,162	218,311
Deutsche Post AG, Registered Shares	50,115	3,222,258
Deutsche Telekom AG, Registered Shares	196,190	3,636,648
Deutsche Wohnen SE, Bearer Shares	11,961	503,004
DWS Group GmbH & Co. KGaA(b)	3,212	129,597
E.ON SE	191,281	2,652,061
Evonik Industries AG	10,428	337,618
Fielmann AG	3,253	218,814
Freenet AG	9,466	250,495
Fresenius SE & Co. KGaA	7,724	310,944
Hannover Rueck SE	5,307	1,008,770
Hapag-Lloyd AG(b)	4,608	1,451,540
HeidelbergCement AG	3,915	264,991
Henkel AG & Co. KGaA	3,259	254,611
Hochtief AG	3,623	292,525
Hornbach Baumarkt AG	2,543	137,799
Hornbach Holding AG & Co. KGaA	1,022	153,994
Infineon Technologies AG	13,345	618,571
Knorr-Bremse AG	61	6,028
LANXESS AG	3,664	227,085
LEG Immobilien SE	3,802	530,510
Merck KGaA	2,004	517,321
METRO AG	32,609	341,905
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	6,375	1,888,533
Mutares SE & Co. KGaA	3,192	82,581
RWE AG	18,596	755,384
SAP SE	19,816	2,814,590
Siemens AG, Registered Shares	22,612	3,926,069
Siemens Healthineers AG(b)	18,998	1,422,010
Suedzucker AG	6,927	104,375
Symrise AG	2,501	370,591
Talanx AG	15,117	731,307
Telefonica Deutschland Holding AG	127,483	353,881
Traton SE(a)	16,131	406,140
United Internet AG, Registered Shares	6,143	244,084
Vantage Towers AG	4,325	158,372
Volkswagen AG	5,357	1,574,167
Vonovia SE	18,418	1,015,830
Wacker Neuson SE	1,245	35,735

Total Germany		49,540,598

Hong Kong - 2.8%
AIA Group Ltd.	207,965	2,096,642
BOCOM International Holdings Co., Ltd.	722,000	167,621
CLP Holdings Ltd.	133,000	1,343,426
Dah Sing Banking Group Ltd.	348,800	297,963
Fortune Real Estate Investment Trust	321,000	329,799
Hang Lung Properties Ltd.	141,000	290,091
Hang Seng Bank Ltd.	125,500	2,297,096
Henderson Land Development Co., Ltd.	201,859	859,602
Hong Kong & China Gas Co., Ltd.	425,570	662,676
Hong Kong Exchanges & Clearing Ltd.	28,429	1,660,604
Hutchison Port Holdings Trust	1,132,400	254,790
Hysan Development Co., Ltd.	74,000	228,749
Kowloon Development Co., Ltd.	294,000	388,415
Link REIT	99,700	877,904
MTR Corp., Ltd.	143,553	770,583
Power Assets Holdings Ltd.	157,500	981,812
Singamas Container Holdings Ltd.*	1,108,000	166,279
Sino Land Co., Ltd.	176,400	219,700
Sun Hung Kai Properties Ltd.	118,500	1,437,874
Swire Pacific Ltd., Class A	22,000	125,149
Swire Pacific Ltd., Class B	382,500	374,832
Swire Properties Ltd.	175,000	438,605
Techtronic Industries Co., Ltd.	32,000	637,020
Vitasoy International Holdings Ltd.(a)	120,000	242,269

Total Hong Kong		17,149,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2021

Investments	Shares	Value
Indonesia - 0.0%
Bumitama Agri Ltd.	683,000	$273,575

Ireland - 0.4%
CRH PLC	21,821	1,154,386
Glanbia PLC	14,389	201,267
Kerry Group PLC, Class A	1,494	192,409
Smurfit Kappa Group PLC	12,116	667,422

Total Ireland		2,215,484

Israel - 0.4%
Bank Hapoalim BM	48,065	495,723
Bank Leumi Le-Israel BM	50,318	540,784
Elbit Systems Ltd.	1,779	308,084
ICL Group Ltd.	55,781	537,845
Mehadrin Ltd.* ‡	0	5
Meitav Dash Investments Ltd.	39,100	209,671
Mizrahi Tefahot Bank Ltd.	10,232	394,499
Strauss Group Ltd.	7,731	240,942

Total Israel		2,727,553

Italy - 3.9%
A2A SpA	273,466	534,895
ACEA SpA	21,672	462,348
Amplifon SpA	445	24,012
Anima Holding SpA(b)	56,426	288,113
Assicurazioni Generali SpA(a)	113,929	2,413,703
Banca Mediolanum SpA	37,869	373,801
Banco BPM SpA	65,221	195,807
BPER Banca(a)	94,437	195,779
Credito Emiliano SpA	34,608	229,053
DiaSorin SpA	316	60,174
Enel SpA	493,634	3,955,346
Eni SpA	175,146	2,433,931
ERG SpA	10,325	333,931
Ferrari N.V.	2,336	604,353
Hera SpA	133,950	557,672
Infrastrutture Wireless Italiane SpA(b)	45,739	555,514
Intesa Sanpaolo SpA	1,319,876	3,413,189
Iren SpA	153,952	464,647
Italgas SpA	101,276	697,015
Mediobanca Banca di Credito Finanziario SpA	78,584	903,487
Piaggio & C. SpA	93,214	304,652
Poste Italiane SpA(b)	68,591	900,139
Recordati Industria Chimica e Farmaceutica SpA	8,706	559,376
Snam SpA	206,488	1,244,536
Telecom Italia SpA	1,028,048	507,621
Terna - Rete Elettrica Nazionale	87,723	709,683
UniCredit SpA	21,609	332,827
Unieuro SpA(b)	6,361	151,908
Unipol Gruppo SpA	26,992	146,693
UnipolSai Assicurazioni SpA	308,099	868,918

Total Italy		24,423,123

Japan - 20.8%
Acom Co., Ltd.	66,800	192,009
Advantest Corp.	5,100	482,741
Aeon Co., Ltd.	12,300	289,355
Aeon Delight Co., Ltd.	11,100	324,840
Aeon Mall Co., Ltd.	8,700	123,978
AGC, Inc.	11,500	548,261
Air Water, Inc.	12,400	191,241
Aisin Corp.	8,900	340,836
Ajinomoto Co., Inc.	8,200	249,016
Amada Co., Ltd.	18,200	180,017
Aozora Bank Ltd.(a)	17,700	387,031
Asahi Group Holdings Ltd.	14,000	543,928
Asahi Holdings, Inc.	6,000	106,813
Asahi Kasei Corp.	39,300	368,923
Astellas Pharma, Inc.	50,400	818,664
Avex, Inc.	25,800	323,074
Azbil Corp.	3,600	163,814
Bandai Namco Holdings, Inc.	5,500	429,569
Benesse Holdings, Inc.	10,200	200,094
BML, Inc.	4,600	142,808
Bridgestone Corp.(a)	24,300	1,044,338
Canon, Inc.(a)	33,600	817,278
Casio Computer Co., Ltd.	13,100	168,251
Chiba Bank Ltd. (The)	22,600	129,334
Chubu Electric Power Co., Inc.	5,500	57,887
Chugai Pharmaceutical Co., Ltd.	26,400	856,272
Citizen Watch Co., Ltd.	43,500	188,120
CKD Corp.	6,100	123,796
Concordia Financial Group Ltd.	110,200	400,014
Cosmo Energy Holdings Co., Ltd.	8,400	163,981
Credit Saison Co., Ltd.	13,800	144,885
Dai Nippon Printing Co., Ltd.	12,000	301,472
Dai-ichi Life Holdings, Inc.	41,533	838,739
Daicel Corp.	28,200	194,685
Daido Steel Co., Ltd.	5,400	195,545
Daiichikosho Co., Ltd.	6,600	199,453
Daikin Industries Ltd.	3,200	725,005
Daishi Hokuetsu Financial Group, Inc.	14,500	319,830
Daito Trust Construction Co., Ltd.	4,400	503,217
Daiwa House Industry Co., Ltd.	22,100	634,856
Daiwa Securities Group, Inc.	63,800	359,403
DCM Holdings Co., Ltd.	32,000	295,949
Denka Co., Ltd.	3,100	101,220
Denso Corp.	16,100	1,332,264
Dentsu Group, Inc.(a)	7,000	249,229
DIC Corp.	4,400	110,654
Dowa Holdings Co., Ltd.	4,300	180,544
Electric Power Development Co., Ltd.	29,300	388,529
ENEOS Holdings, Inc.	180,500	674,475
EXEO Group, Inc.	15,700	330,483
FANUC Corp.	3,700	783,344
Fast Retailing Co., Ltd.	800	453,719
Fuji Electric Co., Ltd.	7,600	414,467
FUJIFILM Holdings Corp.	9,700	718,182
Fujitec Co., Ltd.	8,800	192,575
Fujitsu Ltd.	3,500	599,670
Fukuoka Financial Group, Inc.	23,200	397,093
Furukawa Battery Co., Ltd. (The)	6,400	78,586
Furuya Metal Co., Ltd.	800	83,852
GMO Financial Holdings, Inc.(a)	17,700	129,881
GMO Internet, Inc.	6,500	153,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2021

Investments	Shares	Value
GS Yuasa Corp.	12,800	$284,333
H.U. Group Holdings, Inc.	11,600	294,143
Hachijuni Bank Ltd. (The)	100,100	341,620
Hakuhodo DY Holdings, Inc.	15,900	264,551
Hankyu Hanshin Holdings, Inc.	12,700	360,084
Haseko Corp.	27,700	343,018
Heiwa Corp.	19,300	317,435
Hioki EE Corp.	800	60,996
Hirose Electric Co., Ltd.	2,100	352,690
Hitachi Ltd.	20,700	1,119,891
Hokkaido Electric Power Co., Inc.	71,100	316,741
Honda Motor Co., Ltd.	51,800	1,452,946
Hoya Corp.	3,800	564,613
Idemitsu Kosan Co., Ltd.	19,751	503,744
Iida Group Holdings Co., Ltd.	7,200	167,315
Iino Kaiun Kaisha Ltd.	57,200	271,210
Information Services International-Dentsu Ltd.	2,600	87,491
INFRONEER Holdings, Inc.	25,900	235,710
Inpex Corp.	73,300	637,806
Isetan Mitsukoshi Holdings Ltd.	17,700	130,650
Isuzu Motors Ltd.	14,700	182,673
ITOCHU Corp.	70,900	2,166,004
IwaiCosmo Holdings, Inc.	26,700	314,172
Iwatani Corp.	2,600	130,954
Izumi Co., Ltd.	9,400	263,254
Jaccs Co., Ltd.	6,800	174,909
Japan Exchange Group, Inc.	14,200	310,500
Japan Post Holdings Co., Ltd.*	229,900	1,790,407
Japan Post Insurance Co., Ltd.	18,100	290,782
Japan Tobacco, Inc.(a)	181,744	3,665,498
JFE Holdings, Inc.	16,100	205,104
JSR Corp.	9,300	353,328
JTEKT Corp.	17,000	148,365
Kajima Corp.	17,200	197,310
Kaneka Corp.	7,500	245,864
Kansai Electric Power Co., Inc. (The)	21,800	203,319
Kao Corp.	5,800	303,158
KDDI Corp.	123,400	3,602,716
Keyence Corp.	1,100	690,443
Kirin Holdings Co., Ltd.(a)	15,700	251,816
Kobe Steel Ltd.	28,800	144,306
Koito Manufacturing Co., Ltd.	1,000	52,885
Komatsu Ltd.	13,400	313,429
Kubota Corp.	28,800	638,624
Kyowa Kirin Co., Ltd.	11,100	302,188
Kyudenko Corp.	10,000	308,280
Kyushu Railway Co.	12,900	267,959
Lawson, Inc.	8,600	407,017
Lixil Corp.	13,400	356,658
Makita Corp.	5,100	216,259
Marubeni Corp.	91,100	885,645
Maruichi Steel Tube Ltd.	15,100	333,982
Matsui Securities Co., Ltd.	51,900	356,501
Medipal Holdings Corp.	15,900	297,551
Mitsubishi Chemical Holdings Corp.	61,400	454,282
Mitsubishi Corp.	64,600	2,048,710
Mitsubishi Electric Corp.	58,300	738,401
Mitsubishi Estate Co., Ltd.	10,400	144,004
Mitsubishi Gas Chemical Co., Inc.	11,200	189,463
Mitsubishi HC Capital, Inc.	121,990	602,773
Mitsubishi Heavy Industries Ltd.	8,200	189,343
Mitsubishi Materials Corp.	18,500	317,290
Mitsubishi UFJ Financial Group, Inc.	523,500	2,840,825
Mitsui Chemicals, Inc.	11,200	300,534
Mitsui Fudosan Co., Ltd.	7,200	142,462
Mitsui High-Tec, Inc.	200	19,574
Mitsui Mining & Smelting Co., Ltd.	5,900	160,623
Mitsui OSK Lines Ltd.	10,700	793,522
Mizuho Financial Group, Inc.	120,730	1,533,828
Mizuho Medy Co., Ltd.(a)	4,100	83,955
MS&AD Insurance Group Holdings, Inc.	34,630	1,067,273
Murata Manufacturing Co., Ltd.	14,200	1,129,169
Musashi Seimitsu Industry Co., Ltd.	6,200	103,105
Nabtesco Corp.(a)	5,000	147,844
NEC Corp.	8,800	405,784
NGK Insulators Ltd.	13,400	226,213
NHK Spring Co., Ltd.	29,700	252,239
Nichirei Corp.	7,700	178,065
Nidec Corp.	4,200	493,109
Nintendo Co., Ltd.	4,500	2,096,522
Nippon Denko Co., Ltd.(a)	55,100	139,718
Nippon Electric Glass Co., Ltd.(a)	13,600	348,282
Nippon Express Co., Ltd.*	5,400	319,578
Nippon Gas Co., Ltd.	18,000	238,374
Nippon Kayaku Co., Ltd.	18,700	192,270
Nippon Light Metal Holdings Co., Ltd.	19,600	293,434
Nippon Shinyaku Co., Ltd.	500	34,779
Nippon Steel Corp.	24,600	401,295
Nippon Steel Trading Corp.	5,800	252,842
Nippon Telegraph & Telephone Corp.	193,300	5,287,612
Nippon Yusen K.K.	10,900	829,178
Nishimatsu Construction Co., Ltd.	8,800	278,546
Nisshinbo Holdings, Inc.	34,400	261,387
Nissin Electric Co., Ltd.	26,600	364,045
Nissin Foods Holdings Co., Ltd.	3,100	225,861
Nitto Denko Corp.	1,200	92,640
Noevir Holdings Co., Ltd.(a)	6,900	322,965
NOF Corp.	4,300	216,951
Nomura Real Estate Holdings, Inc.	11,700	268,941
Nomura Research Institute Ltd.	11,800	505,692
NTT Data Corp.	25,700	550,356
Oji Holdings Corp.	53,800	260,228
Okamura Corp.	14,000	156,346
Olympus Corp.	8,800	202,471
Omron Corp.	4,600	457,783
Oracle Corp.	4,300	326,360
Orient Corp.	35,600	38,644
Osaka Gas Co., Ltd.	1,900	31,366
Otsuka Holdings Co., Ltd.	5,400	195,498
PALTAC Corp.	4,900	201,481
Panasonic Corp.	61,600	676,688
Penta-Ocean Construction Co., Ltd.	29,800	168,208

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2021

Investments	Shares	Value
Pigeon Corp.(a)	15,400	$293,945
Pola Orbis Holdings, Inc.(a)	6,100	101,548
Recruit Holdings Co., Ltd.	9,200	557,009
Resona Holdings, Inc.	88,000	341,897
Sanwa Holdings Corp.	18,900	201,383
SBI Holdings, Inc.	11,100	302,188
SCREEN Holdings Co., Ltd.	400	42,968
Scroll Corp.	19,600	144,504
SCSK Corp.	17,100	339,906
Secom Co., Ltd.	3,100	214,985
Sega Sammy Holdings, Inc.	15,000	235,378
Seiko Epson Corp.	26,400	474,790
Sekisui Chemical Co., Ltd.	20,600	343,825
Sekisui House Ltd.	27,100	581,042
Senko Group Holdings Co., Ltd.	37,500	301,876
Seven & I Holdings Co., Ltd.	18,400	807,871
Sharp Corp.	20,300	232,871
Shikoku Electric Power Co., Inc.	49,900	350,997
Shimamura Co., Ltd.	1,900	159,385
Shimano, Inc.	1,300	346,125
Shin-Etsu Chemical Co., Ltd.	6,600	1,141,696
Shinsei Bank Ltd.(a)	10,800	175,662
Shionogi & Co., Ltd.	8,800	620,902
Shizuoka Bank Ltd. (The)	51,100	364,762
SMC Corp.	600	404,273
SoftBank Corp.	430,300	5,435,034
SoftBank Group Corp.	10,100	476,605
Sompo Holdings, Inc.	16,100	679,344
Sony Group Corp.	8,100	1,018,171
Stanley Electric Co., Ltd.	9,800	245,011
Subaru Corp.	5,500	98,246
Sumitomo Bakelite Co., Ltd.	1,300	65,816
Sumitomo Chemical Co., Ltd.	71,600	337,000
Sumitomo Corp.	51,400	759,027
Sumitomo Dainippon Pharma Co., Ltd.	15,100	173,744
Sumitomo Electric Industries Ltd.	23,300	303,403
Sumitomo Forestry Co., Ltd.	9,900	191,372
Sumitomo Heavy Industries Ltd.	10,500	254,305
Sumitomo Metal Mining Co., Ltd.	14,200	536,407
Sumitomo Mitsui Financial Group, Inc.	65,100	2,229,076
Sumitomo Mitsui Trust Holdings, Inc.	7,907	263,876
Sumitomo Realty & Development Co., Ltd.	8,300	243,836
Sumitomo Rubber Industries Ltd.(a)	17,900	182,179
Sundrug Co., Ltd.	11,700	305,315
Suntory Beverage & Food Ltd.	5,400	195,076
Suzuki Motor Corp.	10,600	407,689
Sysmex Corp.	3,300	445,617
T&D Holdings, Inc.	22,400	286,334
Taiheiyo Cement Corp.	12,500	246,733
Taisei Corp.	13,400	406,695
Takashimaya Co., Ltd.	23,200	215,570
Takeda Pharmaceutical Co., Ltd.	86,400	2,353,669
Teijin Ltd.	27,400	336,685
Terumo Corp.	7,300	308,089
TIS, Inc.	11,500	342,039
Toda Corp.	56,200	355,292
Toho Co., Ltd.	1,900	81,260
Tokio Marine Holdings, Inc.	27,000	1,498,710
Tokuyama Corp.	15,400	244,464
Tokyo Electron Ltd.	5,100	2,935,418
Tokyo Ohka Kogyo Co., Ltd.	1,200	70,861
Tokyo Seimitsu Co., Ltd.	5,300	234,727
Tokyo Steel Manufacturing Co., Ltd.	5,900	70,551
Tokyo Tatemono Co., Ltd.	1,600	23,342
Tokyu Corp.	12,800	169,844
Toshiba Corp.	9,500	390,213
Tosoh Corp.	17,700	262,222
TOTO Ltd.	4,000	183,752
Toyo Seikan Group Holdings Ltd.	19,500	232,500
Toyo Suisan Kaisha Ltd.	5,500	232,838
Toyo Tire Corp.	7,000	109,053
Toyoda Gosei Co., Ltd.	17,500	380,227
Toyota Boshoku Corp.	6,200	121,464
Toyota Motor Corp.	402,150	7,352,932
Toyota Tsusho Corp.	12,800	589,119
Trend Micro, Inc.	7,400	410,629
Tsuruha Holdings, Inc.	2,900	278,025
Ube Industries Ltd.	13,300	230,762
Ulvac, Inc.	500	31,262
USS Co., Ltd.	19,400	302,570
Wacom Co., Ltd.	28,300	225,112
Workman Co., Ltd.(a)	3,800	181,495
Yakult Honsha Co., Ltd.	3,700	192,784
Yamaguchi Financial Group, Inc.	59,400	347,151
Yamaha Motor Co., Ltd.(a)	17,000	407,303
Yamato Holdings Co., Ltd.	12,700	298,103
Yaskawa Electric Corp.	2,400	117,546
Yokogawa Electric Corp.	11,500	207,121
Yokohama Rubber Co., Ltd. (The)(a)	12,900	206,458

Total Japan		129,117,778

Macau - 0.0%
MECOM Power and Construction Ltd.	74,000	34,170

Netherlands - 2.5%
Aalberts N.V.	5,825	385,925
Aegon N.V.	19,036	95,098
Akzo Nobel N.V.	6,210	681,484
ASM International N.V.	1,091	482,254
ASML Holding N.V.	2,846	2,287,214
ASR Nederland N.V.	12,844	591,551
Boskalis Westminster	5,923	172,567
Eurocommercial Properties N.V.	4,454	96,672
Euronext N.V.(b)	2,878	298,649
Heijmans N.V., CVA	17,390	294,661
Heineken Holding N.V.(a)	3,230	298,077
Heineken N.V.	4,748	533,787
ING Groep N.V.	123,213	1,715,322
Koninklijke Ahold Delhaize N.V.	38,882	1,332,467
Koninklijke DSM N.V.	3,486	784,927

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2021

Investments	Shares	Value
Koninklijke KPN N.V.	219,009	$679,926
Koninklijke Philips N.V.	17,131	638,307
NN Group N.V.	25,778	1,395,675
Ordina N.V.	53,027	247,239
PostNL N.V.	66,799	290,713
Randstad N.V.	6,768	462,102
Rhi Magnesita N.V.	3,814	170,784
SBM Offshore N.V.	15,866	236,271
Signify N.V.(b)	4,582	212,490
Wolters Kluwer N.V.	7,532	887,374

Total Netherlands		15,271,536

Norway - 1.8%
AF Gruppen ASA	15,688	344,420
Aker ASA, Class A	3,903	365,147
Aker BP ASA	8,185	252,095
Atea ASA*	7,423	138,051
Austevoll Seafood ASA	14,800	178,574
DNB Bank ASA	53,559	1,226,871
Entra ASA(b)	14,166	318,555
Equinor ASA	107,612	2,878,749
Gjensidige Forsikring ASA	31,444	763,074
Hunter Group ASA*	793,636	266,396
Kid ASA(b)	13,487	172,214
Leroy Seafood Group ASA	29,614	231,584
Multiconsult ASA(b)	6,484	114,705
Norsk Hydro ASA	21,196	167,101
Orkla ASA	22,709	227,546
Salmar ASA	2,562	176,644
Selvaag Bolig ASA	53,875	311,582
SpareBank 1 SR-Bank ASA	12,356	186,637
Telenor ASA	124,511	1,956,979
Veidekke ASA	19,462	292,207
Yara International ASA	13,246	668,436

Total Norway		11,237,567

Peru - 0.0%
Hochschild Mining PLC	101,648	179,118

Portugal - 0.3%
EDP - Energias de Portugal S.A.	152,298	836,870
Galp Energia, SGPS, S.A.	32,681	316,644
Jeronimo Martins, SGPS, S.A.	15,473	353,677
REN - Redes Energeticas Nacionais, SGPS, S.A.	133,656	386,824
Sonae, SGPS, S.A.	77,806	88,746

Total Portugal		1,982,761

Singapore - 1.6%
Bukit Sembawang Estates Ltd.	88,300	328,141
DBS Group Holdings Ltd.	117,476	2,845,949
Genting Singapore Ltd.	356,000	204,651
Ho Bee Land Ltd.	142,500	294,904
Jardine Cycle & Carriage Ltd.	14,955	228,515
Jiutian Chemical Group Ltd.(a)	1,081,900	60,990
NetLink NBN Trust	619,600	459,593
Olam International Ltd.	146,600	190,298
Oversea-Chinese Banking Corp., Ltd.	202,195	1,709,767
Raffles Medical Group Ltd.	240,100	243,991
Riverstone Holdings Ltd.	257,400	133,650
Sembcorp Industries Ltd.(a)	113,800	168,824
Singapore Exchange Ltd.	63,400	437,355
Singapore Technologies Engineering Ltd.	149,100	415,841
Singapore Telecommunications Ltd.	333,700	574,257
United Overseas Bank Ltd.	93,501	1,865,651

Total Singapore		10,162,377

Spain - 2.6%
Acciona S.A.	2,178	416,354
Acerinox S.A.	11,075	143,388
Banco Bilbao Vizcaya Argentaria S.A.	227,226	1,356,607
Banco Santander S.A.	231,886	775,412
CaixaBank S.A.	100,659	276,329
Cie Automotive S.A.	9,910	308,338
EDP Renovaveis S.A.	9,583	238,662
Enagas S.A.	10,271	238,276
Faes Farma S.A.	85,637	338,710
Ferrovial S.A.	19,728	618,300
Fomento de Construcciones y Contratas S.A.	29,493	371,617
Grupo Catalana Occidente S.A.	7,845	267,640
Iberdrola S.A.	251,458	2,976,822
Industria de Diseno Textil S.A.	67,488	2,189,602
Inmobiliaria Colonial Socimi S.A.	23,122	216,928
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros(a)	86,860	158,883
Mapfre S.A.	210,604	432,415
Metrovacesa S.A.(b)	41,970	339,825
Naturgy Energy Group S.A.	70,252	2,287,267
Red Electrica Corp. S.A.(a)	23,638	511,413
Repsol S.A.	74,779	887,463
Sacyr S.A.	40,330	104,843
Unicaja Banco S.A.(b)	117,147	115,768
Viscofan S.A.	6,374	412,440
Zardoya Otis S.A.	22,018	178,026

Total Spain		16,161,328

Sweden - 3.1%
Assa Abloy AB, Class B	18,801	573,550
Atlas Copco AB, Class A	20,087	1,388,409
Atlas Copco AB, Class B	10,938	642,953
Axfood AB	15,039	432,540
BillerudKorsnas AB	16,754	315,878
Boliden AB	9,616	371,731
Castellum AB	17,508	471,451
Clas Ohlson AB, Class B(a)	20,940	317,551
Electrolux AB, Class B(a)	11,264	273,083
Epiroc AB, Class A	19,799	501,216
EQT AB	12,906	702,757
Essity AB, Class B	21,981	717,174
Evolution AB(b)	2,461	349,612
Fabege AB	13,627	228,099
Hexagon AB, Class B	7,607	120,694
Intrum AB	8,437	217,498
Investment AB Latour, Class B	8,741	355,960
LeoVegas AB(b)	59,912	231,870
Lindab International AB	1,924	68,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2021

Investments	Shares	Value
Loomis AB	9,892	$262,983
Lundin Energy AB	22,110	792,447
Mycronic AB	7,077	164,930
Nobina AB(b)	25,257	298,492
Peab AB, Class B	28,722	362,283
Saab AB, Class B	5,934	150,941
Samhallsbyggnadsbolaget i Norden AB(a)	18,732	66,496
Sandvik AB	22,401	624,982
Securitas AB, Class B	15,465	212,916
Skandinaviska Enskilda Banken AB, Class A	86,395	1,200,905
Skanska AB, Class B	12,310	318,428
SKF AB, Class B	13,818	327,370
Svenska Cellulosa AB SCA, Class B	12,993	230,689
Svenska Handelsbanken AB, Class A	87,173	942,223
Swedbank AB, Class A	17,951	361,048
Swedish Match AB	71,841	571,468
Tele2 AB, Class B	58,526	834,530
Telefonaktiebolaget LM Ericsson, Class B	53,687	591,729
Telia Co. AB	175,449	686,092
Trelleborg AB, Class B	16,654	437,419
Volvo AB, Class A	16,760	393,554
Volvo AB, Class B	34,947	809,229
Wihlborgs Fastigheter AB	13,083	296,807

Total Sweden		19,218,287

Switzerland - 9.3%
ABB Ltd., Registered Shares	73,258	2,806,019
Adecco Group AG, Registered Shares	3,324	170,003
Baloise Holding AG, Registered Shares	2,939	480,936
Banque Cantonale Vaudoise, Registered Shares	712	55,325
BKW AG	2,427	315,911
Cie Financiere Richemont S.A., Registered Shares	8,748	1,314,864
Coca-Cola HBC AG*	13,423	464,519
EMS-Chemie Holding AG, Registered Shares	841	942,393
Geberit AG, Registered Shares	996	814,596
Helvetia Holding AG, Registered Shares	60	7,072
Holcim Ltd., Registered Shares*	20,984	1,071,136
Julius Baer Group Ltd.	5,042	338,550
Kuehne + Nagel International AG, Registered Shares	3,661	1,182,899
Logitech International S.A., Registered Shares	4,296	362,483
Lonza Group AG, Registered Shares	625	522,417
Nestle S.A., Registered Shares	99,189	13,873,288
Novartis AG, Registered Shares	91,360	8,049,587
Partners Group Holding AG	833	1,382,772
Roche Holding AG	18,239	7,588,657
Roche Holding AG, Bearer Shares	4,283	1,921,627
Schindler Holding AG, Participation Certificate	1,697	457,239
Schindler Holding AG, Registered Shares	39	10,461
SFS Group AG	1,832	253,743
SGS S.A., Registered Shares	383	1,280,800
Sika AG, Registered Shares	2,359	984,351
Sulzer AG, Registered Shares	3,745	369,301
Swatch Group AG (The), Bearer Shares	1,417	433,895
Swiss Life Holding AG, Registered Shares	1,816	1,114,135
Swiss Prime Site AG, Registered Shares	5,158	507,507
Swisscom AG, Registered Shares	3,433	1,938,892
UBS Group AG, Registered Shares	91,045	1,640,738
VAT Group AG(b)	539	268,805
Vontobel Holding AG, Registered Shares	3,488	305,868
Zurich Insurance Group AG	10,470	4,600,986

Total Switzerland		57,831,775

United Kingdom - 14.8%
Abrdn PLC	114,008	371,993
Aclara Resources, Inc.*	13,966	15,921
Admiral Group PLC	32,477	1,388,716
Airtel Africa PLC(b)	272,683	493,802
Anglo American PLC	83,859	3,425,658
Antofagasta PLC	34,948	633,583
Ashmore Group PLC	56,797	223,863
Ashtead Group PLC	7,949	639,747
Assura PLC	344,171	325,381
AstraZeneca PLC	36,982	4,346,834
Avast PLC(b)	36,164	297,421
Aviva PLC	252,043	1,401,022
BAE Systems PLC	190,196	1,416,345
Barclays PLC	198,152	501,884
Barratt Developments PLC	41,437	419,810
Bellway PLC	3,604	162,845
Big Yellow Group PLC	11,360	262,648
BP PLC	797,356	3,569,330
Britvic PLC	21,276	265,119
Bunzl PLC	14,207	555,151
Burberry Group PLC	7,192	177,046
Cazoo Group Ltd.*	7,508	45,273
Central Asia Metals PLC	94,594	331,838
Clarkson PLC	2,287	120,188
Close Brothers Group PLC	22,394	425,855
Coca-Cola Europacific Partners PLC	9,362	522,528
ConvaTec Group PLC(b)	95,557	249,989
Cranswick PLC	7,414	371,751
Croda International PLC	3,037	416,283
Currys PLC	102,391	158,654
Daily Mail & General Trust PLC, Class A Non-Voting Shares	13,061	47,764
DCC PLC	3,217	263,615
Derwent London PLC	3,311	153,149
Diageo PLC	70,168	3,835,776
Direct Line Insurance Group PLC	119,939	453,239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2021

Investments	Shares	Value
Diversified Energy Co. PLC	190,948	$270,009
Domino’s Pizza Group PLC	39,992	248,519
DS Smith PLC	31,634	164,446
Ferrexpo PLC	87,469	354,706
Fresnillo PLC	16,209	196,008
Games Workshop Group PLC	840	113,433
Genus PLC	174	11,638
GlaxoSmithKline PLC	261,952	5,700,232
Hargreaves Lansdown PLC	9,159	168,093
HSBC Holdings PLC	739,606	4,494,394
IMI PLC	17,447	410,236
Imperial Brands PLC	118,543	2,595,462
Intertek Group PLC	3,491	266,208
J Sainsbury PLC	94,328	352,369
Johnson Matthey PLC	7,218	200,026
Jupiter Fund Management PLC	65,627	227,910
Kingfisher PLC	64,321	294,726
Land Securities Group PLC	33,508	352,369
Legal & General Group PLC	289,013	1,164,575
Linde PLC	7,553	2,628,317
Lloyds Banking Group PLC	1,706,674	1,104,947
London Stock Exchange Group PLC	3,531	331,432
Londonmetric Property PLC	65,084	249,826
Mondi PLC	14,920	369,005
Morgan Sindall Group PLC	4,892	166,974
National Grid PLC	170,204	2,443,187
Natwest Group PLC	275,958	843,602
OSB Group PLC	30,574	229,624
Pan African Resources PLC(a)	1,136,940	257,168
Paragon Banking Group PLC	33,660	258,272
Pearson PLC	20,928	173,817
QinetiQ Group PLC	64,903	233,835
Reckitt Benckiser Group PLC	20,606	1,770,039
Redde Northgate PLC	37,388	221,044
Redrow PLC	13,866	131,616
RELX PLC	48,937	1,592,111
Rightmove PLC	7,839	84,409
Rio Tinto Ltd.	32,783	2,386,110
Rio Tinto PLC	128,230	8,496,481
Royal Dutch Shell PLC, Class A	119,207	2,618,557
Royal Dutch Shell PLC, Class B	101,947	2,240,244
Royal Mail PLC	35,931	246,254
RWS Holdings PLC	19,536	171,994
Sabre Insurance Group PLC(b)	120,110	299,011
Sage Group PLC (The)	46,758	539,963
Schroders PLC	15,213	733,547
Segro PLC	32,252	627,517
Serco Group PLC	112,733	205,522
Severn Trent PLC	9,360	373,610
Smith & Nephew PLC	21,356	374,153
Smiths Group PLC	14,726	315,041
Spectris PLC	6,909	342,312
Spirent Communications PLC	41,585	155,569
SSE PLC	76,759	1,714,403
St. James’s Place PLC	3,968	90,479
Standard Chartered PLC	77,852	472,823
Tate & Lyle PLC	52,908	473,968
Taylor Wimpey PLC	194,183	461,585
TBC Bank Group PLC	5,639	126,023
Telecom Plus PLC	16,486	354,145
Tesco PLC	227,650	893,879
TI Fluid Systems PLC(b)	46,383	160,200
Tyman PLC	40,336	218,259
Ultra Electronics Holdings PLC	2,185	94,111
Unilever PLC	98,344	5,255,487
Unite Group PLC (The)	4,730	71,145
United Utilities Group PLC	62,196	917,389
Vesuvius PLC	52,634	320,948
Victrex PLC	3,775	124,963
Vivo Energy PLC(b)	137,575	245,594
Weir Group PLC (The)	2,850	66,067
Wincanton PLC	47,032	234,425
Workspace Group PLC	20,860	228,432

Total United Kingdom		91,614,815

TOTAL COMMON STOCKS (Cost: $492,337,024)		618,424,659

RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/4/22* (Cost: $16,476)	85,637	17,724

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree International Dividend ex-Financials Fund(c) (Cost: $57,871)	1,412	59,098

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%

United States - 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d) (Cost: $14,134,568)	14,134,568	14,134,568

TOTAL INVESTMENTS IN SECURITIES - 101.9% (Cost: $506,545,939)		632,636,049
Other Assets less Liabilities - (1.9)%		(11,647,252)

NET ASSETS - 100.0%		$620,988,797

*	Non-income producing security.
‡	Share amount represents a fractional share.
(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $19,209,228 and the total market value of the collateral held by the Fund was $20,248,190. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,113,622.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2021	Dividend Income
WisdomTree International Di vidend ex-Financials Fund	$676,441	$3,121,336	$3,667,066	$(79,911)	$8,298	$59,098	$54,077

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank	1/4/2022	251,000	USD	220,582	EUR	$154	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Japan	$128,798,200	$319,578	$—	$129,117,778
Other	489,306,881	—	—	489,306,881
Rights	17,724	—	—	17,724
Exchange-Traded Fund	59,098	—	—	59,098
Investment of Cash Collateral for Securities Loaned	—	14,134,568	—	14,134,568

Total Investments in Securities	$618,181,903	$14,454,146	$—	$632,636,049

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$154	$—	$154

Total - Net	$618,181,903	$14,454,300	$—	$632,636,203

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 100.4%

Australia - 8.6%
ARB Corp., Ltd.	17,521	$668,906
Aristocrat Leisure Ltd.	53,768	1,703,240
Beach Energy Ltd.	802,686	735,327
BHP Group PLC	1,644,853	49,002,030
carsales.com Ltd.	116,013	2,116,273
Cochlear Ltd.(a)	16,544	2,599,560
Coles Group Ltd.	923,829	12,049,759
CSL Ltd.	90,723	19,175,940
Domino’s Pizza Enterprises Ltd.	21,615	1,854,864
Eagers Automotive Ltd.(a)	145,797	1,424,663
Evolution Mining Ltd.	450,691	1,330,360
Netwealth Group Ltd.	74,113	953,206
OZ Minerals Ltd.	78,421	1,608,991
Pro Medicus Ltd.(a)	8,381	380,472
REA Group Ltd.	21,932	2,673,131
Technology One Ltd.	101,377	944,176
WiseTech Global Ltd.	11,063	471,180

Total Australia		99,692,078

Belgium - 0.2%
Melexis N.V.	20,168	2,403,593

China - 1.2%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(a)	505,500	870,132
BYD Electronic International Co., Ltd.(a)	497,500	1,821,842
China Nonferrous Mining Corp. Ltd.	2,608,500	1,037,203
Lenovo Group Ltd.(a)	8,868,600	10,192,355

Total China		13,921,532

Denmark - 7.6%
Alten S.A.	7,451	1,343,014
AP Moller - Maersk A/S, Class B	2,832	10,154,107
Coloplast A/S, Class B	69,278	12,192,038
DSV A/S	8,657	2,021,875
GN Store Nord A/S	17,788	1,118,643
Novo Nordisk A/S, Class B	480,721	54,023,919
Royal Unibrew A/S	20,759	2,339,901
SimCorp A/S	13,868	1,515,668
Vestas Wind Systems A/S	115,688	3,537,724

Total Denmark		88,246,889

Finland - 2.6%
Kesko Oyj, Class A	43,721	1,349,885
Kesko Oyj, Class B	162,334	5,416,345
Neste Oyj	241,931	11,929,371
Nokian Renkaat Oyj	90,276	3,418,639
Orion Oyj, Class B	94,614	3,929,370
Tokmanni Group Corp.	25,003	558,717
Uponor Oyj	14,800	352,432
Valmet Oyj	72,691	3,118,093

Total Finland		30,072,852

France - 11.2%
Arkema S.A.	36,295	5,111,867
BioMerieux	16,189	2,299,425
Bureau Veritas S.A.	130,052	4,315,579
Cie Generale des Etablissements Michelin SCA	56,977	9,340,088
Hermes International	7,084	12,373,898
Kering S.A.	27,174	21,844,812
La Francaise des Jeux SAEM(b)	76,509	3,388,014
LVMH Moet Hennessy Louis Vuitton SE	71,463	59,081,621
Sartorius Stedim Biotech	2,440	1,338,548
SEB S.A.	21,334	3,321,334
Teleperformance	8,422	3,754,378
Trigano S.A.	6,435	1,251,358
Verallia S.A.(b)	60,025	2,113,342

Total France		129,534,264

Germany - 7.2%
adidas AG	38,725	11,150,437
Covestro AG(b)	96,790	5,965,770
Dermapharm Holding SE	13,557	1,376,739
Deutsche Post AG, Registered Shares	549,820	35,351,927
Eckert & Ziegler Strahlen- und Medizintechnik AG	315	33,708
Fielmann AG	41,957	2,822,253
Hamburger Hafen und Logistik AG	52,186	1,220,152
Hapag-Lloyd AG(a)(b)	59,359	18,698,342
Instone Real Estate Group SE(b)	16,392	310,186
Knorr-Bremse AG	29,533	2,918,529
Nemetschek SE	8,464	1,085,729
Varta AG(a)	14,911	1,941,552
VERBIO Vereinigte BioEnergie AG	3,611	247,618

Total Germany		83,122,942

Hong Kong - 0.7%
Techtronic Industries Co., Ltd.	384,500	7,654,195
Vitasoy International Holdings Ltd.	44,000	88,832

Total Hong Kong		7,743,027

Ireland - 0.1%
Kingspan Group PLC	13,395	1,599,443

Israel - 0.7%
Altshuler Shaham Provident Funds & Pension Ltd.	106,398	574,311
AudioCodes Ltd.	12,056	421,054
Delek Automotive Systems Ltd.	189,948	2,685,295
Hilan Ltd.	9,344	625,955
Matrix IT Ltd.	3,060	92,860
Maytronics Ltd.	22,628	558,357
One Software Technologies Ltd.	31,180	620,114
Strauss Group Ltd.	85,695	2,670,741

Total Israel		8,248,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2021

Investments	Shares	Value
Italy - 1.8%
Amplifon SpA	20,589	$1,110,985
Carel Industries SpA(b)	7,107	214,983
De’ Longhi SpA	43,473	1,558,270
DiaSorin SpA	5,103	971,734
Ferrari N.V.	19,641	5,081,381
Gruppo MutuiOnline SpA	9,656	486,449
GVS SpA(b)	43,314	519,658
Moncler SpA	32,385	2,357,742
RAI Way SpA(b)	272,811	1,619,456
Recordati Industria Chimica e Farmaceutica SpA	83,738	5,380,316
Sesa SpA	416	82,031
Technogym SpA(b)	90,918	874,179
Tinexta SpA	3,567	154,792

Total Italy		20,411,976

Japan - 13.1%
Anritsu Corp.	104,700	1,615,665
Asahi Holdings, Inc.	10,200	181,581
Astellas Pharma, Inc.	896,900	14,568,638
BayCurrent Consulting, Inc.	1,100	425,079
Benefit One, Inc.	18,800	805,679
BML, Inc.	29,000	900,308
Capcom Co., Ltd.	65,300	1,535,603
Cosmos Pharmaceutical Corp.(a)	4,000	588,077
Cybozu, Inc.(a)	14,700	233,735
Daiwabo Holdings Co., Ltd.	4,900	78,294
Digital Arts, Inc.	4,900	359,133
Disco Corp.	18,591	5,674,731
DTS Corp.	58,700	1,286,603
eGuarantee, Inc.	17,700	355,675
eRex Co., Ltd.(a)	8,900	157,743
Fast Retailing Co., Ltd.	11,481	6,511,433
Fujimi, Inc.	11,600	780,687
Future Corp.	40,000	608,918
Goldwin, Inc.	9,900	572,567
Haseko Corp.	280,100	3,468,565
Hoya Corp.	26,500	3,937,432
Infocom Corp.	43,600	826,149
Infomart Corp.	19,900	161,751
IR Japan Holdings Ltd.	4,300	256,533
Japan Lifeline Co., Ltd.	107,100	1,019,336
Japan Material Co., Ltd.	44,700	735,199
JCR Pharmaceuticals Co., Ltd.	18,900	365,018
Kakaku.com, Inc.	45,091	1,202,113
Kaken Pharmaceutical Co., Ltd.	50,400	1,842,595
Kanematsu Electronics Ltd.	47,600	1,641,023
Keyence Corp.	14,900	9,352,369
KH Neochem Co., Ltd.	27,400	756,650
Kobe Bussan Co., Ltd.	21,700	839,508
Koei Tecmo Holdings Co., Ltd.	58,400	2,294,820
Lasertec Corp.	5,600	1,716,157
M3, Inc.	24,300	1,222,438
Maruwa Unyu Kikan Co., Ltd.	32,100	405,867
MCJ Co., Ltd.	86,400	812,567
Meitec Corp.	21,300	1,252,234
Milbon Co., Ltd.	11,000	544,484
MonotaRO Co., Ltd.	46,000	828,084
Nihon M&A Center Holdings, Inc.	26,300	644,282
Nippon Shinyaku Co., Ltd.	19,500	1,356,389
Nissan Chemical Corp.	49,268	2,857,976
Nomura Research Institute Ltd.	66,800	2,862,733
NSD Co., Ltd.	65,300	1,185,159
Olympus Corp.	132,000	3,037,072
Otsuka Corp.	87,100	4,152,481
Recruit Holdings Co., Ltd.	110,500	6,690,165
Seria Co., Ltd.	34,000	984,673
Shionogi & Co., Ltd.	96,000	6,773,479
Solasto Corp.	58,000	622,031
Sysmex Corp.	21,436	2,894,619
Systena Corp.	116,600	435,396
Taiyo Yuden Co., Ltd.	32,100	1,845,356
TechnoPro Holdings, Inc.	34,000	1,030,437
Toei Animation Co., Ltd.	8,000	795,450
Tokyo Electron Ltd.	61,258	35,258,393
Trend Micro, Inc.	53,400	2,963,189
UT Group Co., Ltd.	9,600	360,558
West Holdings Corp.	7,500	373,193
Workman Co., Ltd.(a)	17,700	845,382
ZOZO, Inc.	41,100	1,281,308

Total Japan		151,970,762

Netherlands - 4.1%
ASM International N.V.	9,279	4,101,592
ASML Holding N.V.	34,821	27,984,212
BE Semiconductor Industries N.V.	24,984	2,131,453
Randstad N.V.	148,184	10,117,629
Signify N.V.(b)	76,831	3,563,038

Total Netherlands		47,897,924

Norway - 0.8%
AF Gruppen ASA	76,940	1,689,167
Aker BP ASA	200,923	6,188,346
Tomra Systems ASA	16,859	1,206,358

Total Norway		9,083,871

Portugal - 0.5%
Altri, SGPS, S.A.	187,546	1,196,485
Jeronimo Martins, SGPS, S.A.	182,804	4,178,482

Total Portugal		5,374,967

Singapore - 0.5%
iFAST Corp., Ltd.(a)	28,900	180,069
Japfa Ltd.(a)	1,807,500	811,139
Sheng Siong Group Ltd.	2,070,600	2,242,389
Singapore Exchange Ltd.	452,300	3,120,120

Total Singapore		6,353,717

Spain - 3.7%
Cie Automotive S.A.	62,744	1,952,203
Faes Farma S.A.	29,429	116,397
Industria de Diseno Textil S.A.	1,248,671	40,512,267
Laboratorios Farmaceuticos Rovi S.A.(a)	8,897	746,684

Total Spain		43,327,551

Sweden - 7.3%
AddLife AB, Class B	12,264	516,630
Assa Abloy AB, Class B	297,226	9,067,283

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2021

Investments	Shares	Value
Atlas Copco AB, Class A	189,082	$13,069,304
Atlas Copco AB, Class B	110,492	6,494,899
Bilia AB, Class A	84,357	1,492,624
Epiroc AB, Class A	166,005	4,202,449
Epiroc AB, Class B	85,546	1,811,292
EQT AB	103,310	5,625,433
Evolution AB(b)	20,018	2,843,779
Hexpol AB	173,659	2,326,617
Husqvarna AB, Class B	211,818	3,388,817
Indutrade AB	51,614	1,580,256
JM AB	49,147	2,218,003
Lagercrantz Group AB, Class B	59,560	875,587
Lifco AB, Class B	40,714	1,217,303
Mycronic AB	26,228	611,244
Nibe Industrier AB, Class B	90,179	1,362,070
Nolato AB, Class B	66,114	787,919
Nordnet AB	45,798	878,138
Paradox Interactive AB(a)	29,652	584,600
Samhallsbyggnadsbolaget i Norden AB	437,248	3,207,698
Sandvik AB	454,630	12,684,056
SKF AB, Class B	252,203	5,975,087
Thule Group AB(b)	30,331	1,835,836

Total Sweden		84,656,924

Switzerland - 11.7%
Coca-Cola HBC AG*	159,120	5,506,539
EMS-Chemie Holding AG, Registered Shares	8,527	9,555,031
Kuehne + Nagel International AG, Registered Shares	31,834	10,285,825
Logitech International S.A., Registered Shares	25,746	2,172,367
Partners Group Holding AG	9,807	16,279,523
Roche Holding AG	135,094	56,208,237
Roche Holding AG, Bearer Shares	31,334	14,058,431
Schindler Holding AG, Participation Certificate	6,341	1,708,517
Schindler Holding AG, Registered Shares	26,246	7,040,029
SFS Group AG	11,157	1,545,315
Sonova Holding AG, Registered Shares	10,353	4,065,525
STMicroelectronics N.V.	45,301	2,254,353
Straumann Holding AG, Registered Shares	900	1,913,296
Temenos AG, Registered Shares	6,040	835,584
VAT Group AG(b)	4,957	2,472,108

Total Switzerland		135,900,680

United Kingdom - 16.8%
Alpha FX Group PLC	2,468	73,040
Anglo American PLC	1,144,021	46,733,504
Antofagasta PLC	492,156	8,922,451
Ashtead Group PLC	56,673	4,561,124
Bellway PLC	37,641	1,700,788
Burberry Group PLC	95,175	2,342,935
Clipper Logistics PLC	19,916	195,840
Computacenter PLC	33,507	1,320,662
Croda International PLC	26,145	3,583,704
Diageo PLC	606,973	33,180,547
Dunelm Group PLC	68,222	1,276,090
Electrocomponents PLC	52,260	853,650
EMIS Group PLC	24,919	459,021
Ferrexpo PLC	727,081	2,948,476
Fresnillo PLC	402,557	4,867,933
Games Workshop Group PLC	6,807	919,208
Hikma Pharmaceuticals PLC	49,918	1,500,298
Howden Joinery Group PLC	82,052	1,001,552
IMI PLC	109,088	2,565,014
Impax Asset Management Group PLC	15,197	302,990
Intertek Group PLC	14,889	1,135,369
Kainos Group PLC	19,561	507,898
Polar Capital Holdings PLC	79,703	856,073
RELX PLC	528,138	17,182,384
Rightmove PLC	118,705	1,278,201
Rio Tinto PLC	680,332	45,078,594
Softcat PLC	43,145	1,054,217
Spirax-Sarco Engineering PLC	7,851	1,706,723
Synthomer PLC	89,117	482,335
Taylor Wimpey PLC	2,376,630	5,649,392
Vivo Energy PLC(b)	547,282	976,989

Total United Kingdom		195,217,002

TOTAL COMMON STOCKS (Cost: $977,732,476)		1,164,780,681

RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/4/22* (Cost: $5,558)	28,889	5,979

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International Quality Dividend Growth Fund(c) (Cost: $882,631)	30,722	1,225,501

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%

United States - 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d) (Cost: $20,494,368)	20,494,368	20,494,368

TOTAL INVESTMENTS IN SECURITIES - 102.3% (Cost: $999,115,033)		1,186,506,529
Other Assets less Liabilities - (2.3)%		(26,857,607)

NET ASSETS - 100.0%		$1,159,648,922

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $24,289,509 and the total market value of the collateral held by the Fund was $25,580,678. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,086,310.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2021

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2021	Dividend Income
WisdomTree International Quality Dividend Growth Fund	$1,615,390	$—	$481,935	$110,708	$(18,662)	$1,225,501	$22,854

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/5/2022	475,898	USD	440,450	CHF	$—	$(7,514)
Bank of America N.A.	1/5/2022	326,301	USD	2,155,140	DKK	—	(3,225)
Bank of America N.A.	1/5/2022	1,406,045	USD	1,248,527	EUR	—	(13,807)
Bank of America N.A.	1/5/2022	81,861	USD	638,682	HKD	—	(60)
Bank of America N.A.	1/5/2022	31,123	USD	97,665	ILS	—	(257)
Bank of America N.A.	1/5/2022	37,140	USD	338,255	NOK	—	(1,218)
Bank of America N.A.	1/5/2022	310,745	USD	2,832,235	SEK	—	(2,079)
Bank of America N.A.	1/5/2022	25,562	USD	35,005	SGD	—	(403)
Bank of America N.A.	1/6/2022	200,895	USD	281,932	AUD	—	(4,084)
Bank of America N.A.	1/6/2022	916,525	USD	693,181	GBP	—	(22,353)
Bank of America N.A.	1/6/2022	602,363	USD	68,533,579	JPY	7,217	—
Citibank N.A.	1/5/2022	27,364,141	CHF	30,033,817	USD	—	(523)
Citibank N.A.	1/5/2022	134,677,175	DKK	20,592,793	USD	—	(317)
Citibank N.A.	1/5/2022	78,028,609	EUR	88,735,227	USD	615	—
Citibank N.A.	1/5/2022	40,277,115	HKD	5,166,235	USD	—	(46)
Citibank N.A.	1/5/2022	6,113,264	ILS	1,964,164	USD	3	—
Citibank N.A.	1/5/2022	20,669,712	NOK	2,343,880	USD	31	—
Citibank N.A.	1/5/2022	177,555,075	SEK	19,611,022	USD	143	—
Citibank N.A.	1/5/2022	2,174,847	SGD	1,613,193	USD	6	—
Citibank N.A.	1/5/2022	29,267,720	USD	27,042,232	CHF	—	(412,265)
Citibank N.A.	1/5/2022	951,796	USD	877,150	CHF	—	(10,912)
Citibank N.A.	1/5/2022	20,067,516	USD	132,415,825	DKK	—	(179,194)
Citibank N.A.	1/5/2022	652,602	USD	4,279,156	DKK	—	(1,692)
Citibank N.A.	1/5/2022	86,471,786	USD	76,710,117	EUR	—	(764,637)
Citibank N.A.	1/5/2022	2,812,091	USD	2,479,125	EUR	—	(7,224)
Citibank N.A.	1/5/2022	5,034,456	USD	39,247,219	HKD	367	—
Citibank N.A.	1/5/2022	163,722	USD	1,276,580	HKD	—	(20)
Citibank N.A.	1/5/2022	1,914,063	USD	6,020,589	ILS	—	(20,328)
Citibank N.A.	1/5/2022	62,246	USD	192,688	ILS	336	—
Citibank N.A.	1/5/2022	2,284,093	USD	20,815,033	NOK	—	(76,298)
Citibank N.A.	1/5/2022	74,279	USD	660,803	NOK	—	(655)
Citibank N.A.	1/5/2022	19,110,788	USD	173,156,945	SEK	—	(14,598)
Citibank N.A.	1/5/2022	621,489	USD	5,619,871	SEK	768	—
Citibank N.A.	1/5/2022	1,572,044	USD	2,155,845	SGD	—	(27,060)
Citibank N.A.	1/5/2022	51,123	USD	69,661	SGD	—	(548)
Citibank N.A.	1/6/2022	17,438,085	AUD	12,678,412	USD	—	(15)
Citibank N.A.	1/6/2022	42,705,385	GBP	57,841,711	USD	499	—
Citibank N.A.	1/6/2022	4,377,626,079	JPY	38,015,010	USD	318	—
Citibank N.A.	1/6/2022	12,355,013	USD	17,415,408	AUD	—	(306,896)
Citibank N.A.	1/6/2022	401,789	USD	560,729	AUD	—	(5,891)
Citibank N.A.	1/6/2022	56,366,296	USD	42,566,912	GBP	—	(1,288,359)
Citibank N.A.	1/6/2022	1,833,050	USD	1,386,287	GBP	—	(44,603)
Citibank N.A.	1/6/2022	37,045,331	USD	4,203,111,391	JPY	545,489	—
Citibank N.A.	1/6/2022	1,204,726	USD	137,149,501	JPY	13,719	—
Citibank N.A.	2/3/2022	12,694,938	USD	17,459,855	AUD	—	(338)
Citibank N.A.	2/3/2022	31,773,620	USD	28,928,801	CHF	—	(646)
Citibank N.A.	2/3/2022	21,515,207	USD	140,634,473	DKK	—	(1,399)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2021

Citibank N.A.	2/3/2022	91,642,788	USD	80,541,085	EUR	—	(3,216)
Citibank N.A.	2/3/2022	62,192,447	USD	45,919,869	GBP	125	—
Citibank N.A.	2/3/2022	2,040,811	USD	6,351,106	ILS	—	(23)
Citibank N.A.	2/3/2022	38,097,983	USD	4,386,399,843	JPY	—	(1,311)
Citibank N.A.	2/3/2022	2,352,366	USD	20,755,367	NOK	—	(25)
Citibank N.A.	2/3/2022	20,979,283	USD	189,907,428	SEK	—	(1,038)
Citibank N.A.	2/7/2022	1,635,381	USD	2,205,251	SGD	—	(30)
Citibank N.A.	2/8/2022	5,331,954	USD	41,566,964	HKD	—	(12)
Goldman Sachs	1/5/2022	27,364,922	CHF	30,033,817	USD	334	—
Goldman Sachs	1/5/2022	134,680,264	DKK	20,592,793	USD	156	—
Goldman Sachs	1/5/2022	78,028,952	EUR	88,735,227	USD	1,005	—
Goldman Sachs	1/5/2022	40,277,916	HKD	5,166,235	USD	57	—
Goldman Sachs	1/5/2022	6,113,384	ILS	1,964,164	USD	42	—
Goldman Sachs	1/5/2022	20,669,658	NOK	2,343,880	USD	25	—
Goldman Sachs	1/5/2022	177,555,840	SEK	19,611,022	USD	227	—
Goldman Sachs	1/5/2022	2,174,860	SGD	1,613,193	USD	16	—
Goldman Sachs	1/5/2022	29,267,720	USD	27,043,110	CHF	—	(413,229)
Goldman Sachs	1/5/2022	20,067,516	USD	132,413,819	DKK	—	(178,888)
Goldman Sachs	1/5/2022	86,471,786	USD	76,708,756	EUR	—	(763,089)
Goldman Sachs	1/5/2022	5,034,456	USD	39,246,973	HKD	399	—
Goldman Sachs	1/5/2022	1,914,063	USD	6,024,860	ILS	—	(21,701)
Goldman Sachs	1/5/2022	2,284,093	USD	20,815,421	NOK	—	(76,342)
Goldman Sachs	1/5/2022	19,110,788	USD	173,158,837	SEK	—	(14,807)
Goldman Sachs	1/5/2022	1,572,044	USD	2,155,843	SGD	—	(27,059)
Goldman Sachs	1/6/2022	17,438,325	AUD	12,678,412	USD	159	—
Goldman Sachs	1/6/2022	42,704,534	GBP	57,841,711	USD	—	(654)
Goldman Sachs	1/6/2022	4,377,622,278	JPY	38,015,010	USD	285	—
Goldman Sachs	1/6/2022	12,355,013	USD	17,415,850	AUD	—	(307,218)
Goldman Sachs	1/6/2022	56,366,296	USD	42,567,008	GBP	—	(1,288,490)
Goldman Sachs	1/6/2022	37,045,331	USD	4,203,037,301	JPY	546,133	—
Goldman Sachs	2/3/2022	12,694,938	USD	17,459,734	AUD	—	(251)
Goldman Sachs	2/3/2022	31,773,620	USD	28,928,896	CHF	—	(750)
Goldman Sachs	2/3/2022	21,515,207	USD	140,628,019	DKK	—	(412)
Goldman Sachs	2/3/2022	91,642,788	USD	80,541,793	EUR	—	(4,022)
Goldman Sachs	2/3/2022	62,192,447	USD	45,918,716	GBP	1,687	—
Goldman Sachs	2/3/2022	2,040,811	USD	6,351,067	ILS	—	(10)
Goldman Sachs	2/3/2022	38,097,983	USD	4,386,415,082	JPY	—	(1,443)
Goldman Sachs	2/3/2022	2,352,366	USD	20,755,250	NOK	—	(12)
Goldman Sachs	2/3/2022	20,979,283	USD	189,901,113	SEK	—	(341)
Goldman Sachs	2/7/2022	1,635,381	USD	2,205,251	SGD	—	(30)
Goldman Sachs	2/8/2022	5,331,954	USD	41,567,791	HKD	—	(118)
JP Morgan Chase Bank N.A.	1/3/2022	1,471,960	HKD	188,803	USD	—	(1)
JP Morgan Chase Bank N.A.	1/5/2022	463,188	CHF	504,848	USD	3,520	—
JP Morgan Chase Bank N.A.	1/5/2022	27,364,772	CHF	30,033,817	USD	170	—
JP Morgan Chase Bank N.A.	1/5/2022	2,273,885	DKK	346,151	USD	1,532	—
JP Morgan Chase Bank N.A.	1/5/2022	134,680,038	DKK	20,592,793	USD	121	—
JP Morgan Chase Bank N.A.	1/5/2022	1,317,295	EUR	1,491,578	USD	6,478	—
JP Morgan Chase Bank N.A.	1/5/2022	78,028,472	EUR	88,735,227	USD	459	—
JP Morgan Chase Bank N.A.	1/5/2022	677,339	HKD	86,841	USD	39	—
JP Morgan Chase Bank N.A.	1/5/2022	40,277,730	HKD	5,166,235	USD	33	—
JP Morgan Chase Bank N.A.	1/5/2022	102,789	ILS	33,016	USD	10	—
JP Morgan Chase Bank N.A.	1/5/2022	6,113,292	ILS	1,964,164	USD	12	—
JP Morgan Chase Bank N.A.	1/5/2022	348,590	NOK	39,399	USD	131	—
JP Morgan Chase Bank N.A.	1/5/2022	20,669,593	NOK	2,343,880	USD	18	—
JP Morgan Chase Bank N.A.	1/5/2022	3,001,327	SEK	329,648	USD	1,852	—
JP Morgan Chase Bank N.A.	1/5/2022	177,554,565	SEK	19,611,022	USD	86	—
JP Morgan Chase Bank N.A.	1/5/2022	36,800	SGD	27,117	USD	180	—
JP Morgan Chase Bank N.A.	1/5/2022	2,174,844	SGD	1,613,193	USD	4	—
JP Morgan Chase Bank N.A.	1/5/2022	29,267,720	USD	27,041,325	CHF	—	(411,270)
JP Morgan Chase Bank N.A.	1/5/2022	713,847	USD	657,092	CHF	—	(7,339)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2021

JP Morgan Chase Bank N.A.	1/5/2022	475,898	USD	436,644	CHF	—	(3,337)
JP Morgan Chase Bank N.A.	1/5/2022	951,796	USD	869,150	CHF	—	(2,132)
JP Morgan Chase Bank N.A.	1/5/2022	20,067,516	USD	132,413,357	DKK	—	(178,817)
JP Morgan Chase Bank N.A.	1/5/2022	489,452	USD	3,223,250	DKK	—	(3,391)
JP Morgan Chase Bank N.A.	1/5/2022	326,301	USD	2,143,530	DKK	—	(1,450)
JP Morgan Chase Bank N.A.	1/5/2022	652,602	USD	4,275,685	DKK	—	(1,161)
JP Morgan Chase Bank N.A.	1/5/2022	86,471,786	USD	76,710,049	EUR	—	(764,560)
JP Morgan Chase Bank N.A.	1/5/2022	2,109,068	USD	1,867,265	EUR	—	(14,426)
JP Morgan Chase Bank N.A.	1/5/2022	1,406,045	USD	1,241,803	EUR	—	(6,160)
JP Morgan Chase Bank N.A.	1/5/2022	2,812,091	USD	2,476,825	EUR	—	(4,609)
JP Morgan Chase Bank N.A.	1/5/2022	5,034,456	USD	39,247,134	HKD	378	—
JP Morgan Chase Bank N.A.	1/5/2022	122,792	USD	958,199	HKD	—	(113)
JP Morgan Chase Bank N.A.	1/5/2022	81,861	USD	638,513	HKD	—	(39)
JP Morgan Chase Bank N.A.	1/5/2022	163,722	USD	1,276,414	HKD	1	—
JP Morgan Chase Bank N.A.	1/5/2022	1,914,063	USD	6,020,073	ILS	—	(20,162)
JP Morgan Chase Bank N.A.	1/5/2022	46,684	USD	147,954	ILS	—	(853)
JP Morgan Chase Bank N.A.	1/5/2022	31,123	USD	96,898	ILS	—	(10)
JP Morgan Chase Bank N.A.	1/5/2022	62,246	USD	194,092	ILS	—	(115)
JP Morgan Chase Bank N.A.	1/5/2022	2,284,093	USD	20,814,860	NOK	—	(76,278)
JP Morgan Chase Bank N.A.	1/5/2022	55,710	USD	505,146	NOK	—	(1,573)
JP Morgan Chase Bank N.A.	1/5/2022	37,140	USD	328,617	NOK	—	(125)
JP Morgan Chase Bank N.A.	1/5/2022	74,279	USD	652,128	NOK	329	—
JP Morgan Chase Bank N.A.	1/5/2022	19,110,788	USD	173,149,721	SEK	—	(13,800)
JP Morgan Chase Bank N.A.	1/5/2022	466,117	USD	4,262,506	SEK	—	(4,682)
JP Morgan Chase Bank N.A.	1/5/2022	310,745	USD	2,829,280	SEK	—	(1,752)
JP Morgan Chase Bank N.A.	1/5/2022	621,489	USD	5,619,085	SEK	855	—
JP Morgan Chase Bank N.A.	1/5/2022	1,572,044	USD	2,155,848	SGD	—	(27,063)
JP Morgan Chase Bank N.A.	1/5/2022	38,343	USD	52,430	SGD	—	(547)
JP Morgan Chase Bank N.A.	1/5/2022	25,562	USD	34,692	SGD	—	(171)
JP Morgan Chase Bank N.A.	1/5/2022	51,123	USD	69,103	SGD	—	(134)
JP Morgan Chase Bank N.A.	1/6/2022	294,397	AUD	213,115	USD	927	—
JP Morgan Chase Bank N.A.	1/6/2022	17,438,133	AUD	12,678,412	USD	19	—
JP Morgan Chase Bank N.A.	1/6/2022	724,488	GBP	972,279	USD	9,002	—
JP Morgan Chase Bank N.A.	1/6/2022	42,704,723	GBP	57,841,711	USD	—	(398)
JP Morgan Chase Bank N.A.	1/6/2022	73,399,807	JPY	639,006	USD	—	(1,602)
JP Morgan Chase Bank N.A.	1/6/2022	4,377,603,270	JPY	38,015,010	USD	120	—
JP Morgan Chase Bank N.A.	1/6/2022	12,355,013	USD	17,415,555	AUD	—	(307,003)
JP Morgan Chase Bank N.A.	1/6/2022	301,342	USD	423,930	AUD	—	(6,877)
JP Morgan Chase Bank N.A.	1/6/2022	200,895	USD	277,528	AUD	—	(882)
JP Morgan Chase Bank N.A.	1/6/2022	401,789	USD	553,302	AUD	—	(490)
JP Morgan Chase Bank N.A.	1/6/2022	56,366,296	USD	42,566,719	GBP	—	(1,288,098)
JP Morgan Chase Bank N.A.	1/6/2022	1,374,788	USD	1,039,795	GBP	—	(33,560)
JP Morgan Chase Bank N.A.	1/6/2022	916,525	USD	682,963	GBP	—	(8,513)
JP Morgan Chase Bank N.A.	1/6/2022	1,833,050	USD	1,359,092	GBP	—	(7,770)
JP Morgan Chase Bank N.A.	1/6/2022	37,045,331	USD	4,203,074,346	JPY	545,811	—
JP Morgan Chase Bank N.A.	1/6/2022	903,545	USD	102,430,288	JPY	14,040	—
JP Morgan Chase Bank N.A.	1/6/2022	602,363	USD	69,190,787	JPY	1,510	—
JP Morgan Chase Bank N.A.	1/6/2022	1,204,726	USD	138,450,846	JPY	2,418	—
JP Morgan Chase Bank N.A.	2/3/2022	12,694,938	USD	17,459,590	AUD	—	(146)
JP Morgan Chase Bank N.A.	2/3/2022	31,773,620	USD	28,928,896	CHF	—	(750)
JP Morgan Chase Bank N.A.	2/3/2022	21,515,207	USD	140,633,785	DKK	—	(1,294)
JP Morgan Chase Bank N.A.	2/3/2022	91,642,788	USD	80,540,873	EUR	—	(2,975)
JP Morgan Chase Bank N.A.	2/3/2022	62,192,447	USD	45,919,564	GBP	539	—
JP Morgan Chase Bank N.A.	2/3/2022	2,040,811	USD	6,351,210	ILS	—	(56)
JP Morgan Chase Bank N.A.	2/3/2022	38,097,983	USD	4,386,369,364	JPY	—	(1,046)
JP Morgan Chase Bank N.A.	2/3/2022	2,352,366	USD	20,755,746	NOK	—	(68)
JP Morgan Chase Bank N.A.	2/3/2022	20,979,283	USD	189,907,176	SEK	—	(1,011)
JP Morgan Chase Bank N.A.	2/7/2022	1,635,381	USD	2,205,236	SGD	—	(19)
JP Morgan Chase Bank N.A.	2/8/2022	5,331,954	USD	41,567,332	HKD	—	(59)
UBS AG	1/5/2022	27,365,582	CHF	30,033,816	USD	1,060	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2021

UBS AG	1/5/2022	134,683,353	DKK	20,592,793	USD	628	—
UBS AG	1/5/2022	78,028,265	EUR	88,735,225	USD	224	—
UBS AG	1/5/2022	40,277,929	HKD	5,166,236	USD	58	—
UBS AG	1/5/2022	6,113,328	ILS	1,964,165	USD	23	—
UBS AG	1/5/2022	20,669,252	NOK	2,343,881	USD	—	(22)
UBS AG	1/5/2022	177,557,036	SEK	19,611,022	USD	359	—
UBS AG	1/5/2022	2,174,847	SGD	1,613,193	USD	6	—
UBS AG	1/5/2022	29,267,720	USD	27,041,354	CHF	—	(411,302)
UBS AG	1/5/2022	20,067,517	USD	132,417,638	DKK	—	(179,471)
UBS AG	1/5/2022	86,471,786	USD	76,710,661	EUR	—	(765,256)
UBS AG	1/5/2022	5,034,456	USD	39,246,968	HKD	400	—
UBS AG	1/5/2022	1,914,062	USD	6,020,648	ILS	—	(20,348)
UBS AG	1/5/2022	2,284,093	USD	20,814,805	NOK	—	(76,272)
UBS AG	1/5/2022	19,110,787	USD	173,156,936	SEK	—	(14,598)
UBS AG	1/5/2022	1,572,044	USD	2,155,860	SGD	—	(27,072)
UBS AG	1/6/2022	17,438,325	AUD	12,678,412	USD	159	—
UBS AG	1/6/2022	42,704,501	GBP	57,841,709	USD	—	(697)
UBS AG	1/6/2022	4,377,662,269	JPY	38,015,010	USD	633	—
UBS AG	1/6/2022	12,355,014	USD	17,415,729	AUD	—	(307,128)
UBS AG	1/6/2022	56,366,295	USD	42,567,908	GBP	—	(1,289,709)
UBS AG	1/6/2022	37,045,330	USD	4,203,066,823	JPY	545,875	—
UBS AG	2/3/2022	12,694,937	USD	17,459,853	AUD	—	(338)
UBS AG	2/3/2022	31,773,621	USD	28,928,897	CHF	—	(750)
UBS AG	2/3/2022	21,515,207	USD	140,634,473	DKK	—	(1,399)
UBS AG	2/3/2022	91,642,786	USD	80,540,517	EUR	—	(2,572)
UBS AG	2/3/2022	62,192,447	USD	45,919,021	GBP	1,273	—
UBS AG	2/3/2022	2,040,811	USD	6,351,271	ILS	—	(76)
UBS AG	2/3/2022	38,097,983	USD	4,386,398,014	JPY	—	(1,295)
UBS AG	2/3/2022	2,352,367	USD	20,754,671	NOK	55	—
UBS AG	2/3/2022	20,979,282	USD	189,907,209	SEK	—	(1,015)
UBS AG	2/7/2022	1,635,382	USD	2,205,236	SGD	—	(18)
UBS AG	2/8/2022	5,331,953	USD	41,567,580	HKD	—	(92)

						$2,261,508	$(12,632,102)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$1,164,780,681	$—	$—	$1,164,780,681
Rights	5,979	—	—	5,979
Exchange-Traded Fund	1,225,501	—	—	1,225,501
Investment of Cash Collateral for Securities Loaned	—	20,494,368	—	20,494,368

Total Investments in Securities	$1,166,012,161	$20,494,368	$—	$1,186,506,529

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$2,261,508	$—	$2,261,508
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(12,632,102)	$—	$(12,632,102)

Total - Net	$1,166,012,161	$10,123,774	$—	$1,176,135,935

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 98.5%

Australia - 14.7%
Accent Group Ltd.	23,651	$42,129
Adairs Ltd.(a)	23,133	67,444
Adbri Ltd.	27,530	56,444
Alumina Ltd.	65,797	89,217
APA Group(a)	36,113	264,135
Atlas Arteria Ltd.	23,621	118,842
Aurizon Holdings Ltd.	77,651	197,032
AusNet Services Ltd.	80,893	151,150
Australia & New Zealand Banking Group Ltd.	40,108	802,206
Bendigo & Adelaide Bank Ltd.(a)	18,524	122,558
BHP Group Ltd.(a)	174,350	5,260,589
BHP Group PLC	131,620	3,921,109
Coles Group Ltd.	37,136	484,375
Commonwealth Bank of Australia	33,218	2,439,266
Cromwell Property Group(a)	199,752	126,350
CSR Ltd.	21,318	91,136
Dexus	38,160	308,516
Downer EDI Ltd.	13,532	58,637
Evolution Mining Ltd.	26,030	76,836
Fortescue Metals Group Ltd.	208,222	2,908,160
GPT Group (The)	75,600	297,910
Growthpoint Properties Australia Ltd.	43,973	139,392
Harvey Norman Holdings Ltd.(a)	46,018	165,280
Inghams Group Ltd.	28,747	73,152
Insignia Financial Ltd.	13,071	34,402
Insurance Australia Group Ltd.(a)	33,790	104,656
IRESS Ltd.	5,235	47,576
JB Hi-Fi Ltd.	3,787	133,041
Magellan Financial Group Ltd.	3,468	53,555
Medibank Pvt Ltd.	36,912	89,904
Metcash Ltd.(a)	33,644	110,074
Mineral Resources Ltd.	9,876	402,099
Mirvac Group	64,084	135,584
National Australia Bank Ltd.	58,150	1,219,296
New Hope Corp., Ltd.(a)	33,171	53,781
Newcrest Mining Ltd.	13,539	240,970
NIB Holdings Ltd.	12,511	63,764
Nick Scali Ltd.	3,954	44,127
Nickel Mines Ltd.	61,123	63,548
Nine Entertainment Co. Holdings Ltd.	37,691	79,743
NRW Holdings Ltd.	37,495	48,115
Orora Ltd.	41,479	105,551
Pendal Group Ltd.	14,928	60,453
Platinum Asset Management Ltd.	35,478	69,645
Sandfire Resources Ltd.	14,440	69,081
Scentre Group	117,196	269,255
SmartGroup Corp., Ltd.	13,382	75,403
Stockland	62,940	194,025
Suncorp Group Ltd.	38,144	307,000
Super Retail Group Ltd.	8,794	79,665
Telstra Corp., Ltd.	405,207	1,231,452
Vicinity Centres	133,284	163,768
Wesfarmers Ltd.	28,109	1,211,893
Westpac Banking Corp.	47,212	732,849
Worley Ltd.	11,396	88,074

Total Australia		25,844,214

Austria - 0.9%
BAWAG Group AG*(b)	4,313	265,837
Oesterreichische Post AG	2,574	110,646
OMV AG	8,994	510,887
Semperit AG Holding	1,437	47,881
Strabag SE, Bearer Shares	8,653	360,643
Telekom Austria AG*	24,611	213,266

Total Austria		1,509,160

Belgium - 0.7%
Aedifica S.A.	669	87,414
Cofinimmo S.A.	1,063	169,843
Econocom Group S.A./N.V.	14,725	61,037
Etablissements Franz Colruyt N.V.(a)	2,672	113,218
Proximus SADP	16,139	314,575
Solvay S.A.(a)	2,048	238,022
Telenet Group Holding N.V.	7,642	278,617

Total Belgium		1,262,726

China - 2.3%
Beijing Enterprises Holdings Ltd.	33,000	113,862
BOC Hong Kong Holdings Ltd.	222,047	727,691
China Everbright Environment Group Ltd.	210,000	168,618
China Merchants Port Holdings Co., Ltd.	178,000	324,205
China Power International Development Ltd.(a)	229,000	154,208
China Taiping Insurance Holdings Co., Ltd.	42,000	57,643
CITIC Ltd.	1,098,000	1,084,438
CITIC Telecom International Holdings Ltd.	394,000	132,912
Guangdong Investment Ltd.	220,000	279,645
Lenovo Group Ltd.(a)	298,000	342,480
Shoucheng Holdings Ltd.	344,000	68,391
Shougang Fushan Resources Group Ltd.	316,838	107,288
Sino-Ocean Group Holding Ltd.	482,500	112,637
Wilmar International Ltd.	104,800	321,828
Yanlord Land Group Ltd.	127,700	105,142

Total China		4,100,988

Denmark - 0.3%
Alm Brand A/S	26,340	51,309
D/S Norden A/S	2,338	59,484
Scandinavian Tobacco Group A/S, Class A(b)	4,764	100,011
Topdanmark A/S	1,287	72,219
Tryg A/S	11,889	293,578

Total Denmark		576,601

Finland - 2.7%
Elisa Oyj	5,313	326,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2021

Investments	Shares	Value
Fortum Oyj	31,207	$957,837
Kemira Oyj	7,017	106,370
Nokian Renkaat Oyj	4,845	183,474
Nordea Bank Abp	162,590	1,984,371
Orion Oyj, Class B	2,911	120,895
Sampo Oyj, Class A	8,672	434,511
Sanoma Oyj	6,223	96,386
TietoEVRY Oyj	2,836	88,626
UPM-Kymmene Oyj	13,598	517,413

Total Finland		4,816,873

France - 8.5%
ALD S.A.(b)	18,420	271,057
Amundi S.A.(b)	3,073	253,534
AXA S.A.	81,707	2,433,036
BNP Paribas S.A.	22,053	1,524,031
Bouygues S.A.	10,718	383,816
Chargeurs S.A.	2,507	74,296
Covivio	2,533	207,974
Credit Agricole S.A.	73,291	1,045,999
Danone S.A.	13,000	807,037
Eiffage S.A.	1,871	192,472
Engie S.A.	58,349	863,537
Eutelsat Communications S.A.	10,548	128,768
Gecina S.A.	1,855	259,258
ICADE	2,466	176,954
Imerys S.A.	2,594	107,789
Klepierre S.A.*	7,447	176,573
Metropole Television S.A.	9,914	193,465
Nexity S.A.	3,420	160,781
Orange S.A.	140,498	1,503,955
Publicis Groupe S.A.	6,894	464,119
Rubis SCA	4,589	137,041
Sanofi	26,896	2,709,319
Societe BIC S.A.	2,294	123,445
Suez S.A.	18,395	414,401
Television Francaise 1	9,995	99,171
Trigano S.A.	533	103,648
Verallia S.A.(b)	3,622	127,522

Total France		14,942,998

Germany - 6.9%
Allianz SE, Registered Shares	7,716	1,822,053
alstria office REIT AG	4,438	98,566
BASF SE	26,229	1,842,750
Bayer AG, Registered Shares	22,858	1,221,723
Bilfinger SE	2,601	88,440
Deutsche Telekom AG, Registered Shares	101,475	1,880,977
DWS Group GmbH & Co. KGaA(b)	4,332	174,787
E.ON SE	93,740	1,299,681
Evonik Industries AG	11,455	370,868
Freenet AG	8,582	227,102
Hannover Rueck SE	2,104	399,934
HeidelbergCement AG	3,831	259,306
Hochtief AG	2,451	197,897
METRO AG	19,688	206,428
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	2,112	625,660
TAG Immobilien AG	3,083	86,282
Talanx AG	4,547	219,968
Telefonica Deutschland Holding AG	118,829	329,858
Vonovia SE	13,571	748,497

Total Germany		12,100,777

Hong Kong - 3.3%
Bank of East Asia Ltd. (The)	54,600	78,437
CLP Holdings Ltd.	89,000	898,984
Fortune Real Estate Investment Trust	106,000	108,906
Hang Lung Group Ltd.	47,000	100,435
Hang Lung Properties Ltd.	103,000	211,911
Hang Seng Bank Ltd.	41,818	765,418
Henderson Land Development Co., Ltd.	146,220	622,668
Hutchison Port Holdings Trust	453,823	102,110
Hysan Development Co., Ltd.	30,000	92,736
Kowloon Development Co., Ltd.	102,000	134,756
Link REIT	45,000	396,246
Power Assets Holdings Ltd.	113,518	707,640
Singamas Container Holdings Ltd.*	370,000	55,526
Sino Land Co., Ltd.	204,000	254,075
Sun Hung Kai Properties Ltd.	77,000	934,315
Swire Pacific Ltd., Class B	80,000	78,396
Swire Properties Ltd.	140,400	351,887

Total Hong Kong		5,894,446

Israel - 0.2%
Ashtrom Group Ltd.	4,132	112,049
Delek Automotive Systems Ltd.	8,460	119,599
Delek Group Ltd.* ‡	0	14
Gazit-Globe Ltd.	7,802	61,641
Phoenix Holdings Ltd. (The)	6,110	78,976

Total Israel		372,279

Italy - 5.6%
A2A SpA	100,976	197,507
ACEA SpA	6,438	137,348
Anima Holding SpA(b)	20,139	102,830
Assicurazioni Generali SpA(a)	49,600	1,050,827
Azimut Holding SpA	3,115	87,426
Banca Mediolanum SpA	25,259	249,329
BFF Bank SpA(b)	10,854	87,513
Enel SpA(a)	284,133	2,276,675
Eni SpA	109,342	1,519,480
Esprinet SpA	3,905	57,286
Intesa Sanpaolo SpA	521,284	1,348,036
Iren SpA	43,106	130,100
Italgas SpA	35,139	241,838
Mediobanca Banca di Credito Finanziario SpA(a)	21,524	247,463
Poste Italiane SpA(b)	20,058	263,227
Snam SpA	147,615	889,699
Terna - Rete Elettrica Nazionale	70,278	568,552
Unieuro SpA(b)	3,028	72,312
Unipol Gruppo SpA	15,833	86,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2021

Investments	Shares	Value
UnipolSai Assicurazioni SpA	97,714	$275,579

Total Italy		9,889,074

Japan - 17.7%
Aisin Corp.	7,100	271,903
Akita Bank Ltd. (The)	4,400	62,472
Aozora Bank Ltd.(a)	4,500	98,398
Asahi Holdings, Inc.	3,800	67,648
Avex, Inc.(a)	6,900	86,404
Bank of Saga Ltd. (The)	4,600	57,882
Canon, Inc.(a)	24,300	591,067
Chubu Electric Power Co., Inc.	21,400	225,234
Chugoku Electric Power Co., Inc. (The)	14,900	120,463
Concordia Financial Group Ltd.	29,700	107,808
Cosmo Energy Holdings Co., Ltd.	3,800	74,182
Daito Trust Construction Co., Ltd.	1,500	171,551
Daiwa House Industry Co., Ltd.	13,200	379,190
Daiwa Securities Group, Inc.	43,300	243,921
Daiwabo Holdings Co., Ltd.	3,500	55,925
Denka Co., Ltd.	3,100	101,220
Electric Power Development Co., Ltd.	7,300	96,801
ENEOS Holdings, Inc.	138,800	518,654
FIDEA Holdings Co., Ltd.	5,400	62,696
Forum Engineering, Inc.	7,400	53,722
Fukuoka Financial Group, Inc.	5,900	100,985
H.U. Group Holdings, Inc.	4,500	114,107
Haseko Corp.	12,000	148,600
Hulic Co., Ltd.	12,500	118,536
Idemitsu Kosan Co., Ltd.	10,700	272,901
Inpex Corp.	27,400	238,416
Isuzu Motors Ltd.	15,200	188,886
Japan Post Holdings Co., Ltd.*	89,000	693,111
Japan Post Insurance Co., Ltd.	12,000	192,784
Japan Tobacco, Inc.(a)	111,500	2,248,784
JFE Holdings, Inc.	13,400	170,707
K’s Holdings Corp.	9,100	88,349
Kajima Corp.	16,100	184,691
Kansai Electric Power Co., Inc. (The)	28,300	263,942
KDDI Corp.	66,200	1,932,738
Ki-Star Real Estate Co., Ltd.	700	54,283
Konica Minolta, Inc.	15,700	71,441
Kuraray Co., Ltd.(a)	12,900	111,911
Kyushu Electric Power Co., Inc.	16,000	119,074
Kyushu Railway Co.	4,100	85,165
Marubeni Corp.	44,000	427,754
Mitsubishi Corp.	32,876	1,042,622
Mitsubishi Gas Chemical Co., Inc.	5,000	84,582
Mitsubishi HC Capital, Inc.	33,700	166,517
Mitsubishi Heavy Industries Ltd.	8,600	198,579
Mitsubishi Materials Corp.	5,000	85,754
Mitsubishi UFJ Financial Group, Inc.	228,200	1,238,350
Mitsui OSK Lines Ltd.	6,400	474,630
Mizuho Financial Group, Inc.	54,360	690,623
MS&AD Insurance Group Holdings, Inc.	11,900	366,750
Neturen Co., Ltd.	10,300	52,146
NGK Spark Plug Co., Ltd.	7,500	130,455
Nikko Co., Ltd.(a)	9,700	52,225
Nintendo Co., Ltd.	2,800	1,304,503
Nippon Electric Glass Co., Ltd.(a)	3,200	81,949
Nippon Telegraph & Telephone Corp.	115,600	3,162,173
Nippon Yusen K.K.	6,800	517,285
Nishimatsu Construction Co., Ltd.	4,700	148,769
Nittoc Construction Co., Ltd.	10,300	58,855
NS United Kaiun Kaisha Ltd.	900	27,315
Resona Holdings, Inc.	60,400	234,666
SBI Holdings, Inc.	3,900	106,174
Scroll Corp.	7,200	53,083
Sekisui House Ltd.	16,200	347,339
Shimizu Corp.	22,200	137,455
SoftBank Corp.	234,700	2,964,449
Sojitz Corp.	5,780	86,734
Sompo Holdings, Inc.	10,100	426,173
Sumitomo Chemical Co., Ltd.	32,200	151,556
Sumitomo Corp.	34,600	510,940
Sumitomo Metal Mining Co., Ltd.	7,000	264,426
Sumitomo Mitsui Financial Group, Inc.	29,900	1,023,800
Sumitomo Mitsui Trust Holdings, Inc.	7,600	253,630
Sumitomo Rubber Industries Ltd.(a)	12,500	127,220
T&D Holdings, Inc.	9,200	117,601
Taisei Corp.	6,000	182,102
Takeda Pharmaceutical Co., Ltd.	53,100	1,446,526
Tama Home Co., Ltd.	2,600	52,178
Teijin Ltd.	7,800	95,845
Tekken Corp.	3,700	57,578
Tokio Marine Holdings, Inc.	10,600	588,383
Tosoh Corp.	7,900	117,037
Toyo Seikan Group Holdings Ltd.	7,300	87,038
Yahagi Construction Co., Ltd.	8,800	58,460
YAMADA Consulting Group Co., Ltd.	5,500	52,586
Yamada Holdings Co., Ltd.	32,200	109,892
Yamaha Motor Co., Ltd.(a)	10,900	261,153
Yamanashi Chuo Bank Ltd. (The)	7,800	58,252
Yokohama Rubber Co., Ltd. (The)(a)	7,200	115,232

Total Japan		31,245,896

Netherlands - 1.7%
ASR Nederland N.V.	3,155	145,309
ING Groep N.V.	54,218	754,801
Koninklijke KPN N.V.	169,986	527,731
Koninklijke Vopak N.V.	3,272	114,604
NN Group N.V.	9,723	526,423
Ordina N.V.	17,700	82,527
PostNL N.V.	45,090	196,235
Randstad N.V.	5,363	366,172
Rhi Magnesita N.V.	1,717	76,884
SBM Offshore N.V.	6,556	97,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2021

Investments	Shares	Value
Signify N.V.(b)	3,564	$165,280

Total Netherlands		3,053,596

Norway - 2.2%
ABG Sundal Collier Holding ASA	75,184	78,694
AF Gruppen ASA	6,604	144,986
Aker BP ASA	7,836	241,346
Atea ASA*	1,922	35,745
Austevoll Seafood ASA	3,881	46,827
DNB Bank ASA	24,118	552,469
Gjensidige Forsikring ASA	10,795	261,970
Kid ASA(b)	6,443	82,270
Kongsberg Gruppen ASA	4,541	147,276
Orkla ASA	17,821	178,568
Salmar ASA	1,811	124,864
Storebrand ASA	5,163	51,827
Telenor ASA	73,979	1,162,751
TGS ASA	7,727	74,113
Veidekke ASA	7,914	118,823
Yara International ASA	9,528	480,814

Total Norway		3,783,343

Portugal - 0.6%
EDP - Energias de Portugal S.A.	85,571	470,208
Galp Energia, SGPS, S.A.	26,988	261,485
Navigator Co. S.A. (The)	22,573	85,995
REN - Redes Energeticas Nacionais, SGPS, S.A.	41,495	120,094
Sonae, SGPS, S.A.	61,029	69,610

Total Portugal		1,007,392

Singapore - 1.9%
Bukit Sembawang Estates Ltd.	27,700	102,939
Hour Glass Ltd. (The)	39,000	59,014
Jardine Cycle & Carriage Ltd.	5,400	82,513
Keppel Corp., Ltd.	31,200	118,491
Keppel Infrastructure Trust	326,921	132,160
NetLink NBN Trust	203,800	151,170
Olam International Ltd.	112,400	145,904
Oversea-Chinese Banking Corp., Ltd.	88,992	752,519
Propnex Ltd.(a)	48,000	60,171
Riverstone Holdings Ltd.	109,200	56,700
Sembcorp Industries Ltd.	28,900	42,874
Sheng Siong Group Ltd.	103,300	111,870
Singapore Exchange Ltd.	7,600	52,428
Singapore Technologies Engineering Ltd.	98,700	275,275
Singapore Telecommunications Ltd.	263,000	452,590
United Overseas Bank Ltd.	35,500	708,341
Venture Corp., Ltd.	4,700	63,834

Total Singapore		3,368,793

Spain - 2.9%
Acerinox S.A.	9,867	127,748
Aedas Homes S.A.(b)	2,567	70,353
Bankinter S.A.	12,688	65,059
Cia de Distribucion Integral Logista Holdings S.A.	9,307	185,536
ContourGlobal PLC(b)	36,458	94,514
Ebro Foods S.A.(a)	5,536	106,269
Enagas S.A.(a)	10,707	248,390
Fomento de Construcciones y Contratas S.A.	10,640	134,066
Iberdrola S.A.	152,284	1,802,776
Mapfre S.A.	83,561	171,569
Naturgy Energy Group S.A.	34,038	1,108,210
Prosegur Cash S.A.(a)(b)	98,690	70,256
Red Electrica Corp. S.A.(a)	15,838	342,659
Repsol S.A.	41,991	498,341
Zardoya Otis S.A.	16,349	132,190

Total Spain		5,157,936

Sweden - 1.7%
Axfood AB	7,047	202,680
Bilia AB, Class A	2,910	51,490
Electrolux AB, Class B(a)	7,078	171,598
Intrum AB	3,436	88,577
JM AB	2,125	95,901
Lundin Energy AB	10,347	370,848
Peab AB, Class B	12,350	155,776
Skandinaviska Enskilda Banken AB, Class A	40,524	563,290
Svenska Handelsbanken AB, Class A	34,673	374,769
Tele2 AB, Class B	25,008	356,592
Telia Co. AB	135,707	530,681

Total Sweden		2,962,202

Switzerland - 5.7%
Adecco Group AG, Registered Shares	4,751	242,986
Allreal Holding AG, Registered Shares	551	122,156
Baloise Holding AG, Registered Shares	1,048	171,494
Banque Cantonale Vaudoise, Registered Shares	2,073	161,080
Clariant AG, Registered Shares*(a)	8,415	175,476
Helvetia Holding AG, Registered Shares	1,220	143,805
Holcim Ltd., Registered Shares*	14,599	745,212
Landis+Gyr Group AG*	964	65,332
Novartis AG, Registered Shares	52,500	4,625,693
OC Oerlikon Corp. AG, Registered Shares	11,870	122,002
PSP Swiss Property AG, Registered Shares	1,534	191,424
Sulzer AG, Registered Shares	509	50,193
Swiss Life Holding AG, Registered Shares	481	295,098
Swiss Prime Site AG, Registered Shares	1,738	171,006
Swisscom AG, Registered Shares	1,645	929,064
Zurich Insurance Group AG	4,263	1,873,353

Total Switzerland		10,085,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2021

Investments	Shares	Value
United Kingdom - 18.0%
Abrdn PLC	49,830	$162,589
Admiral Group PLC	13,748	587,864
Airtel Africa PLC(b)	61,470	111,316
Anglo American PLC	47,567	1,943,122
Antofagasta PLC	20,425	370,291
Ashmore Group PLC	24,066	94,855
Assura PLC	111,796	105,693
Aviva PLC	116,275	646,334
BAE Systems PLC	115,327	858,813
Barratt Developments PLC	25,015	253,434
BP PLC	480,399	2,150,486
Close Brothers Group PLC	6,188	117,674
Direct Line Insurance Group PLC	41,158	155,533
Diversified Energy Co. PLC	98,117	138,742
Drax Group PLC	11,713	95,981
Ferrexpo PLC	65,055	263,813
GlaxoSmithKline PLC	155,674	3,387,559
Hargreaves Lansdown PLC	5,717	104,923
HSBC Holdings PLC	287,848	1,749,178
Imperial Brands PLC	67,831	1,485,138
Investec PLC	13,594	74,110
J Sainsbury PLC	39,867	148,926
Jupiter Fund Management PLC	29,485	102,396
Kingfisher PLC	37,979	174,024
Land Securities Group PLC	19,430	204,325
Legal & General Group PLC	138,266	557,141
Londonmetric Property PLC	38,824	149,026
Moneysupermarket.com Group PLC	28,610	83,702
National Grid PLC	106,400	1,527,315
OSB Group PLC	15,424	115,841
Redde Northgate PLC	17,574	103,901
Redrow PLC	10,389	98,612
Rio Tinto Ltd.	19,773	1,439,177
Rio Tinto PLC	74,067	4,907,657
Royal Dutch Shell PLC, Class A	69,409	1,524,671
Severn Trent PLC	3,801	151,719
SSE PLC	43,234	965,626
St. James’s Place PLC	6,105	139,207
Synthomer PLC	16,335	88,411
Tate & Lyle PLC	20,636	184,864
Taylor Wimpey PLC	106,217	252,484
Tesco PLC	152,267	597,884
Unilever PLC	52,599	2,810,882
United Utilities Group PLC	23,917	352,775
Vistry Group PLC	4,662	74,763
Vivo Energy PLC(b)	74,166	132,399

Total United Kingdom		31,745,176

TOTAL COMMON STOCKS (Cost: $162,571,134)		173,719,844

RIGHTS - 0.0%

Austria - 0.0%
CA Immobilien Anlagen AG*† (Cost: $0)	2,826	0

EXCHANGE-TRADED FUND - 1.1%

United States - 1.1%
WisdomTree International LargeCap Dividend Fund(a)(c) (Cost: $1,996,207)	41,078	2,029,816

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.9%

United States - 5.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d) (Cost: $10,455,361)	10,455,361	10,455,361

TOTAL INVESTMENTS IN SECURITIES - 105.5% (Cost: $175,022,702)		186,205,021
Other Assets less Liabilities - (5.5)%		(9,780,725)

NET ASSETS - 100.0%		$176,424,296

*	Non-income producing security.
‡	Share amount represents a fractional share.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,925,288 and the total market value of the collateral held by the Fund was $12,553,864. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,098,503.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2021	Dividend Income
WisdomTree International LargeCap Dividend Fund	$548,318	$3,956,383	$2,478,011	$(26,681)	$29,807	$2,029,816	$40,123

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks	$173,719,844	$—	$—		$173,719,844
Rights	—	—	0	*	0
Exchange-Traded Fund	2,029,816	—	—		2,029,816
Investment of Cash Collateral for Securities Loaned	—	10,455,361	—		10,455,361

Total Investments in Securities	$175,749,660	$10,455,361	$0		$186,205,021

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 10.3%
Australia & New Zealand Banking Group Ltd.	79,211	$1,584,311
BHP Group Ltd.(a)	259,184	7,820,250
BHP Group PLC	195,487	5,823,779
Coles Group Ltd.	58,324	760,736
Commonwealth Bank of Australia	71,661	5,262,215
CSL Ltd.	3,917	827,928
Fortescue Metals Group Ltd.	307,412	4,293,510
Goodman Group	36,649	706,110
Macquarie Group Ltd.	7,034	1,050,430
National Australia Bank Ltd.	127,853	2,680,838
Telstra Corp., Ltd.	614,342	1,867,028
Transurban Group	66,440	667,578
Wesfarmers Ltd.	42,605	1,836,875
Westpac Banking Corp.	102,534	1,591,586
Woodside Petroleum Ltd.	15,832	252,429
Woolworths Group Ltd.	41,796	1,155,040

Total Australia		38,180,643

Austria - 0.2%
OMV AG	14,510	824,213

Belgium - 0.3%
Anheuser-Busch InBev S.A./N.V.	15,048	909,876
UCB S.A.	2,411	275,138

Total Belgium		1,185,014

China - 1.0%
BOC Hong Kong Holdings Ltd.	442,634	1,450,598
China Resources Beer Holdings Co., Ltd.	22,000	180,175
CITIC Ltd.	1,644,000	1,623,694
Wilmar International Ltd.	173,600	533,104

Total China		3,787,571

Denmark - 1.6%
AP Moller - Maersk A/S, Class B	203	727,854
Carlsberg A/S, Class B	2,152	371,650
Coloplast A/S, Class B	3,448	606,804
Novo Nordisk A/S, Class B	30,827	3,464,370
Orsted A/S(b)	4,367	557,673
Vestas Wind Systems A/S	5,653	172,868

Total Denmark		5,901,219

Finland - 2.3%
Fortum Oyj	46,482	1,426,673
Kone Oyj, Class B	11,741	841,702
Neste Oyj	10,393	512,468
Nordea Bank Abp	345,085	4,211,677
Sampo Oyj, Class A	17,495	876,587
UPM-Kymmene Oyj	19,579	744,995

Total Finland		8,614,102

France - 12.4%
Air Liquide S.A.	11,073	1,930,638
Amundi S.A.(b)	6,984	576,207
AXA S.A.	179,156	5,334,831
BNP Paribas S.A.	48,588	3,357,801
Capgemini SE	2,741	671,727
Cie de Saint-Gobain	15,473	1,088,658
Cie Generale des Etablissements Michelin SCA	4,185	686,036
Credit Agricole S.A.	160,889	2,296,185
Danone S.A.	18,705	1,161,201
Electricite de France S.A.	44,432	521,955
Engie S.A.	91,184	1,349,479
EssilorLuxottica S.A.	5,051	1,075,506
Hermes International	489	854,155
Kering S.A.	1,326	1,065,953
L’Oreal S.A.	7,436	3,525,820
Legrand S.A.	5,779	676,246
LVMH Moet Hennessy Louis Vuitton SE	6,736	5,568,949
Orange S.A.	210,659	2,254,991
Pernod Ricard S.A.	3,387	814,634
Publicis Groupe S.A.	12,195	820,995
Safran S.A.	1,611	197,236
Sanofi	40,203	4,049,775
Schneider Electric SE	13,467	2,641,168
Societe Generale S.A.	14,378	493,872
Thales S.A.	4,822	410,172
Veolia Environnement S.A.	21,661	794,657
Vinci S.A.	15,295	1,616,027

Total France		45,834,874

Germany - 9.3%
adidas AG	1,895	545,644
Allianz SE, Registered Shares	16,517	3,900,317
BASF SE	40,336	2,833,854
Bayer AG, Registered Shares	33,815	1,807,357
Bayerische Motoren Werke AG	10,902	1,097,077
Daimler AG, Registered Shares	21,937	1,686,151
Deutsche Boerse AG	2,779	464,877
Deutsche Post AG, Registered Shares	39,263	2,524,504
Deutsche Telekom AG, Registered Shares	155,519	2,882,755
Deutsche Wohnen SE, Bearer Shares	6,769	284,661
E.ON SE	146,959	2,037,548
Fresenius SE & Co. KGaA	5,736	230,913
Hannover Rueck SE	4,501	855,563
Hapag-Lloyd AG(b)	4,296	1,353,259
Henkel AG & Co. KGaA	6,951	543,051
Knorr-Bremse AG	2,458	242,906
Merck KGaA	1,294	334,039
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	4,675	1,384,924
RWE AG	12,408	504,023
SAP SE	15,496	2,200,994
Siemens AG, Registered Shares	17,828	3,095,434
Siemens Healthineers AG(b)	13,386	1,001,949
Vantage Towers AG	10,695	391,628
Volkswagen AG	4,012	1,178,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2021

Investments	Shares	Value
Vonovia SE	16,583	$914,622

Total Germany		34,296,986

Hong Kong - 2.9%
AIA Group Ltd.	156,604	1,578,835
CLP Holdings Ltd.	137,000	1,383,830
Hang Seng Bank Ltd.	97,418	1,783,096
Henderson Land Development Co., Ltd.	251,219	1,069,799
Hong Kong & China Gas Co., Ltd.	479,925	747,315
Hong Kong Exchanges & Clearing Ltd.	20,424	1,193,013
Link REIT	78,100	687,706
MTR Corp., Ltd.	83,438	447,889
Sun Hung Kai Properties Ltd.	119,942	1,455,372
Techtronic Industries Co., Ltd.	16,500	328,463

Total Hong Kong		10,675,318

Ireland - 0.2%
CRH PLC	16,636	880,087

Italy - 3.7%
Assicurazioni Generali SpA(a)	109,245	2,314,468
Enel SpA(a)	431,931	3,460,938
Eni SpA	167,508	2,327,788
Intesa Sanpaolo SpA	1,147,668	2,967,861
Moncler SpA	3,078	224,089
Poste Italiane SpA(b)	45,332	594,905
Snam SpA	229,057	1,380,563
UniCredit SpA	21,287	327,867

Total Italy		13,598,479

Japan - 17.3%
Advantest Corp.	4,100	388,086
Aeon Co., Ltd.	14,445	339,816
Asahi Group Holdings Ltd.	10,235	397,650
Astellas Pharma, Inc.	39,800	646,484
Bridgestone Corp.(a)	19,855	853,306
Canon, Inc.(a)	36,836	895,989
Chugai Pharmaceutical Co., Ltd.	21,300	690,856
Dai-ichi Life Holdings, Inc.	7,100	143,381
Daikin Industries Ltd.	1,900	430,472
Daiwa House Industry Co., Ltd.	18,800	540,058
Denso Corp.	12,400	1,026,092
FANUC Corp.	3,275	693,365
Fast Retailing Co., Ltd.	700	397,004
FUJIFILM Holdings Corp.	8,400	621,930
Fujitsu Ltd.	2,200	376,935
Hitachi Ltd.	13,800	746,594
Honda Motor Co., Ltd.	50,700	1,422,092
Hoya Corp.	2,800	416,031
ITOCHU Corp.	60,900	1,860,503
Japan Post Holdings Co., Ltd.*	188,100	1,464,878
Japan Tobacco, Inc.(a)	164,909	3,325,962
Kao Corp.	11,900	621,997
KDDI Corp.	98,080	2,863,488
Keyence Corp.	700	439,373
Kirin Holdings Co., Ltd.(a)	29,100	466,742
Komatsu Ltd.	18,267	427,269
Kyowa Kirin Co., Ltd.	7,000	190,569
Lasertec Corp.	500	153,228
Mitsubishi Corp.	48,505	1,538,277
Mitsubishi Electric Corp.	49,781	630,503
Mitsubishi UFJ Financial Group, Inc.	480,000	2,604,767
Mitsui Fudosan Co., Ltd.	15,900	314,603
Mizuho Financial Group, Inc.	115,014	1,461,209
MS&AD Insurance Group Holdings, Inc.	25,200	776,647
Murata Manufacturing Co., Ltd.	12,810	1,018,637
Nidec Corp.	2,900	340,480
Nintendo Co., Ltd.	4,300	2,003,343
Nippon Steel Corp.	26,300	429,027
Nippon Telegraph & Telephone Corp.	171,204	4,683,189
NTT Data Corp.	15,800	338,351
Olympus Corp.	8,700	200,171
Omron Corp.	2,200	218,940
Otsuka Holdings Co., Ltd.	12,100	438,061
Panasonic Corp.	36,584	401,882
Recruit Holdings Co., Ltd.	5,500	332,995
Seven & I Holdings Co., Ltd.	17,300	759,574
SG Holdings Co., Ltd.	9,500	222,166
Shimano, Inc.	900	239,625
Shin-Etsu Chemical Co., Ltd.	5,600	968,712
Shionogi & Co., Ltd.	4,600	324,563
SMC Corp.	650	437,962
SoftBank Corp.	348,700	4,404,361
SoftBank Group Corp.	9,680	456,785
Sony Group Corp.	5,100	641,071
Sumitomo Corp.	49,410	729,640
Sumitomo Mitsui Financial Group, Inc.	49,094	1,681,018
Suzuki Motor Corp.	8,717	335,266
Takeda Pharmaceutical Co., Ltd.	78,100	2,127,565
Tokio Marine Holdings, Inc.	21,700	1,204,519
Tokyo Electron Ltd.	3,950	2,273,510
Toshiba Corp.	9,100	373,783
Toyota Motor Corp.	348,265	6,367,695

Total Japan		64,119,047

Netherlands - 2.2%
ASM International N.V.	461	203,775
ASML Holding N.V.	2,192	1,761,621
Heineken N.V.	5,548	623,726
ING Groep N.V.	121,033	1,684,973
Koninklijke Ahold Delhaize N.V.	27,101	928,738
Koninklijke DSM N.V.(a)	2,186	492,212
Koninklijke Philips N.V.	16,876	628,806
NN Group N.V.	20,980	1,135,901
Wolters Kluwer N.V.	6,579	775,097

Total Netherlands		8,234,849

Norway - 1.4%
DNB Bank ASA	51,630	1,182,684
Equinor ASA	82,481	2,206,465
Telenor ASA	113,469	1,783,428

Total Norway		5,172,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2021

Investments	Shares	Value
Portugal - 0.2%
EDP - Energias de Portugal S.A.	136,180	$748,302

Singapore - 1.6%
DBS Group Holdings Ltd.	90,734	2,198,103
Oversea-Chinese Banking Corp., Ltd.	196,612	1,662,557
Singapore Telecommunications Ltd.	339,900	584,926
United Overseas Bank Ltd.	79,886	1,593,987

Total Singapore		6,039,573

Spain - 2.6%
Banco Bilbao Vizcaya Argentaria S.A.	208,607	1,245,446
Banco Santander S.A.	215,441	720,421
Ferrovial S.A.	10,701	335,382
Iberdrola S.A.	228,782	2,708,378
Industria de Diseno Textil S.A.	60,153	1,951,623
Naturgy Energy Group S.A.	53,473	1,740,975
Repsol S.A.	66,969	794,776

Total Spain		9,497,001

Sweden - 2.2%
Assa Abloy AB, Class B	21,720	662,598
Atlas Copco AB, Class A	7,932	548,258
Atlas Copco AB, Class B	6,937	407,768
Epiroc AB, Class A	8,577	217,129
EQT AB	6,674	363,413
Essity AB, Class B	14,726	480,465
Evolution AB(b)	739	104,983
Hexagon AB, Class B	26,195	415,615
Investment AB Latour, Class B	5,644	229,841
Nibe Industrier AB, Class B	4,298	64,917
Sandvik AB	22,260	621,048
Skandinaviska Enskilda Banken AB, Class A	82,511	1,146,916
Svenska Handelsbanken AB, Class A	67,402	728,525
Swedbank AB, Class A	14,744	296,546
Telefonaktiebolaget LM Ericsson, Class B	61,941	682,703
Telia Co. AB	101,417	396,590
Volvo AB, Class B	40,852	945,965

Total Sweden		8,313,280

Switzerland - 11.4%
ABB Ltd., Registered Shares	69,021	2,643,728
Cie Financiere Richemont S.A., Registered Shares	7,759	1,166,213
EMS-Chemie Holding AG, Registered Shares	601	673,458
Geberit AG, Registered Shares	842	688,644
Holcim Ltd., Registered Shares*	20,950	1,069,401
Kuehne + Nagel International AG, Registered Shares	2,677	864,960
Nestle S.A., Registered Shares	82,713	11,568,836
Novartis AG, Registered Shares	77,814	6,856,070
Partners Group Holding AG	613	1,017,574
Roche Holding AG	14,613	6,079,996
Roche Holding AG, Bearer Shares	3,300	1,480,590
SGS S.A., Registered Shares	148	494,931
Sika AG, Registered Shares	1,688	704,360
Sonova Holding AG, Registered Shares	632	248,180
Swisscom AG, Registered Shares	2,658	1,501,187
UBS Group AG, Registered Shares	64,942	1,170,332
Zurich Insurance Group AG	9,369	4,117,157

Total Switzerland		42,345,617

United Kingdom - 16.3%
Anglo American PLC	70,788	2,891,705
Antofagasta PLC	30,807	558,510
Ashtead Group PLC	4,215	339,229
AstraZeneca PLC	29,550	3,473,283
Aviva PLC	255,509	1,420,289
BAE Systems PLC	172,618	1,285,446
Barclays PLC	208,749	528,724
BP PLC	721,206	3,228,448
CNH Industrial N.V.	14,433	280,173
Coca-Cola Europacific Partners PLC	7,768	433,561
Diageo PLC	58,344	3,189,410
GlaxoSmithKline PLC	230,373	5,013,054
HSBC Holdings PLC	612,986	3,724,957
Imperial Brands PLC	102,376	2,241,490
Legal & General Group PLC	305,347	1,230,392
Linde PLC	5,791	2,015,170
Lloyds Banking Group PLC	1,481,729	959,312
London Stock Exchange Group PLC	4,434	416,190
National Grid PLC	158,072	2,269,039
Natwest Group PLC	245,453	750,348
Reckitt Benckiser Group PLC	17,949	1,541,805
RELX PLC	35,454	1,153,457
Rio Tinto Ltd.	29,395	2,139,515
Rio Tinto PLC	109,999	7,288,501
Royal Dutch Shell PLC, Class A	105,957	2,327,501
Royal Dutch Shell PLC, Class B	92,946	2,042,451
Segro PLC	28,203	548,737
SSE PLC	66,627	1,488,106
Standard Chartered PLC	46,229	280,765
Tesco PLC	237,353	931,979
Unilever PLC	78,815	4,211,860

Total United Kingdom		60,203,407

TOTAL COMMON STOCKS (Cost: $297,737,709)		368,452,159

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International MidCap Dividend Fund(c) (Cost: $399,822)	5,929	398,488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2021

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%

United States - 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d) (Cost: $9,895,681)	9,895,681	$9,895,681

TOTAL INVESTMENTS IN SECURITIES - 102.2% (Cost: $308,033,212)		378,746,328
Other Assets less Liabilities - (2.2)%		(8,266,135)

NET ASSETS - 100.0%		$370,480,193

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,326,553 and the total market value of the collateral held by the Fund was $11,915,186. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,019,505.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2021	Dividend Income
WisdomTree International MidCap Dividend Fund	$—	$2,680,824	$2,270,158	$(10,844)	$(1,334)	$398,488	$30,518

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/3/2022	452,568	USD	400,000	EUR	$—	$(2,312)
Bank of America N.A.	1/4/2022	61,209	USD	400,000	DKK	49	—

						$49	$(2,312)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$368,452,159	$—	$—	$368,452,159
Exchange-Traded Fund	398,488	—	—	398,488
Investment of Cash Collateral for Securities Loaned	—	9,895,681	—	9,895,681

Total Investments in Securities	$368,850,647	$9,895,681	$—	$378,746,328

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$49	$—	$49
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2,312)	$—	$(2,312)

Total - Net	$368,850,647	$9,893,418	$—	$378,744,065

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 10.6%
ALS Ltd.	14,496	$137,854
Alumina Ltd.	127,784	173,269
Ampol Ltd.	6,480	139,737
Ansell Ltd.(a)	4,550	104,238
APA Group(a)	69,386	507,498
ASX Ltd.(a)	5,793	391,276
Atlas Arteria Ltd.	49,517	249,129
Aurizon Holdings Ltd.	152,301	386,449
AusNet Services Ltd.	160,103	299,155
Bank of Queensland Ltd.	32,372	190,407
Bendigo & Adelaide Bank Ltd.(a)	48,092	318,184
BlueScope Steel Ltd.	7,407	112,552
Brambles Ltd.	46,851	362,090
carsales.com Ltd.	7,535	137,451
Challenger Ltd.	20,929	99,363
Charter Hall Group	17,377	260,007
Cleanaway Waste Management Ltd.	46,195	105,124
Cochlear Ltd.(a)	929	145,974
Computershare Ltd.	13,193	191,839
Dexus	78,279	632,870
Domino’s Pizza Enterprises Ltd.	2,145	184,070
Downer EDI Ltd.	26,062	112,932
Evolution Mining Ltd.	62,616	184,831
GPT Group (The)	144,755	570,423
Harvey Norman Holdings Ltd.(a)	91,108	327,226
Insurance Australia Group Ltd.(a)	103,006	319,034
JB Hi-Fi Ltd.	7,338	257,792
Lendlease Corp., Ltd.	18,609	144,632
Magellan Financial Group Ltd.(a)	11,912	183,952
Medibank Pvt Ltd.	162,350	395,423
Mineral Resources Ltd.	20,702	842,878
Mirvac Group	142,197	300,848
Newcrest Mining Ltd.	25,808	459,336
Nine Entertainment Co. Holdings Ltd.	74,644	157,925
OZ Minerals Ltd.	6,740	138,287
Premier Investments Ltd.	6,858	151,179
QBE Insurance Group Ltd.	15,112	124,704
Qube Holdings Ltd.	82,007	189,006
Ramsay Health Care Ltd.	5,322	276,659
REA Group Ltd.	1,682	205,007
Reece Ltd.	7,354	144,522
Santos Ltd.	44,881	205,900
Scentre Group	238,346	547,595
Seven Group Holdings Ltd.	8,306	130,440
Sonic Healthcare Ltd.	18,193	616,785
South32 Ltd.	85,785	250,104
Steadfast Group Ltd.	39,834	152,047
Stockland	126,193	389,014
Suncorp Group Ltd.	112,915	908,790
Tabcorp Holdings Ltd.(a)	107,277	391,539
Treasury Wine Estates Ltd.	18,889	170,018
Vicinity Centres	257,472	316,360
Washington H Soul Pattinson & Co., Ltd.(a)	5,761	124,023
Worley Ltd.	24,354	188,221

Total Australia		15,005,968

Austria - 1.6%
Ackermans & van Haaren N.V.	638	122,397
Andritz AG	3,453	178,196
BAWAG Group AG*(b)	12,290	757,509
CA Immobilien Anlagen AG	4,363	163,733
EVN AG	5,519	166,947
Raiffeisen Bank International AG	7,484	220,260
Telekom Austria AG*	26,868	232,824
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,014	141,978
Voestalpine AG	4,292	156,187
Wienerberger AG	4,370	160,716

Total Austria		2,300,747

Belgium - 2.2%
Aedifica S.A.	1,405	183,583
Cofinimmo S.A.	1,982	316,677
D’ieteren Group	724	141,284
Elia Group S.A./N.V.	1,717	225,913
Etablissements Franz Colruyt N.V.(a)	4,685	198,513
Melexis N.V.	1,143	136,221
Proximus SADP	23,978	467,370
Solvay S.A.(a)	3,960	460,238
Telenet Group Holding N.V.	15,195	553,989
Umicore S.A.	4,183	170,059
Warehouses De Pauw CVA	6,503	311,930

Total Belgium		3,165,777

China - 3.1%
Beijing Enterprises Holdings Ltd.	46,700	161,132
BYD Electronic International Co., Ltd.(a)	29,500	108,029
China Everbright Environment Group Ltd.	408,407	327,928
China Merchants Port Holdings Co., Ltd.	350,000	637,482
China Power International Development Ltd.	493,000	331,984
China Resources Pharmaceutical Group Ltd.(b)	324,000	147,532
China Resources Power Holdings Co., Ltd.	194,000	649,462
China Taiping Insurance Holdings Co., Ltd.	127,800	175,399
CSPC Pharmaceutical Group Ltd.	274,000	297,677
Fosun International Ltd.	209,500	225,991
Guangdong Investment Ltd.	426,208	541,760
Lenovo Group Ltd.(a)	492,000	565,437
Wharf Holdings Ltd. (The)	51,000	156,670

Total China		4,326,483

Denmark - 1.4%
Danske Bank A/S	17,370	299,979
H. Lundbeck A/S	3,489	90,076
Novozymes A/S, Class B	3,058	251,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2021

Investments	Shares	Value
Royal Unibrew A/S	1,742	$196,354
Topdanmark A/S	3,848	215,927
Tryg A/S	36,059	890,414

Total Denmark		1,943,926

Finland - 2.3%
Elisa Oyj	10,128	623,330
Huhtamaki Oyj	2,499	110,520
Kesko Oyj, Class A	4,566	140,975
Kesko Oyj, Class B	12,969	432,716
Kojamo Oyj	5,255	126,930
Konecranes Oyj	2,361	94,402
Metsa Board Oyj	11,258	110,230
Metso Outotec Oyj	21,312	226,558
Nokian Renkaat Oyj	8,739	330,935
Orion Oyj, Class B(a)	4,693	194,903
Stora Enso Oyj, Class R	13,468	247,197
TietoEVRY Oyj	6,249	195,283
Valmet Oyj	7,023	301,253
Wartsila Oyj Abp	11,071	155,612

Total Finland		3,290,844

France - 6.2%
ALD S.A.(b)	33,912	499,027
Arkema S.A.	2,726	383,936
BioMerieux	949	134,792
Bouygues S.A.	20,491	733,791
Bureau Veritas S.A.	10,734	356,192
Carrefour S.A.	27,063	495,648
Cie Plastic Omnium S.A.	3,403	88,466
Covivio	5,317	436,557
Edenred	5,367	247,613
Eiffage S.A.	3,535	363,649
Eurazeo SE	2,930	255,897
Eutelsat Communications S.A.	19,592	239,176
Faurecia SE	3,588	170,678
Gecina S.A.	3,638	508,454
ICADE	4,947	354,983
Imerys S.A.	2,953	122,707
Ipsen S.A.	809	74,060
Klepierre S.A.*	15,326	363,389
La Francaise des Jeux SAEM(b)	6,969	308,605
Remy Cointreau S.A.	676	164,512
Rexel S.A.*	13,964	283,138
Rothschild & Co.	2,334	107,098
Rubis SCA	6,760	201,873
SEB S.A.	1,102	171,562
SPIE S.A.	5,970	154,248
Suez S.A.	33,851	762,593
Trigano S.A.	764	148,568
Valeo	3,474	105,008
Verallia S.A.(b)	6,236	219,555
Wendel SE	1,983	237,684

Total France		8,693,459

Germany - 5.4%
alstria office REIT AG	8,153	181,074
Aurubis AG	1,118	111,959
Bechtle AG	1,577	112,874
Brenntag SE	4,635	419,460
Covestro AG(b)	5,105	314,653
Dermapharm Holding SE	1,359	138,009
DWS Group GmbH & Co. KGaA(b)	10,212	412,032
Evonik Industries AG	20,858	675,300
Fielmann AG	2,228	149,867
Freenet AG	15,475	409,509
GEA Group AG	6,153	336,495
HeidelbergCement AG	7,464	505,209
Hella GmbH & Co. KGaA	1,913	134,879
Hochtief AG	4,347	350,982
LANXESS AG	1,938	120,112
LEG Immobilien SE	2,237	312,138
METRO AG	37,817	396,511
ProSiebenSat.1 Media SE	15,893	253,210
Rheinmetall AG	1,287	121,565
Scout24 SE(b)	2,077	145,072
Stroeer SE & Co. KGaA	2,063	162,581
TAG Immobilien AG	5,421	151,715
Talanx AG	8,748	423,197
Telefonica Deutschland Holding AG	247,043	685,768
Traton SE	6,142	154,641
United Internet AG, Registered Shares	4,314	171,411
Varta AG(a)	906	117,970
Wacker Chemie AG	1,180	176,593

Total Germany		7,644,786

Hong Kong - 2.7%
Bank of East Asia Ltd. (The)	163,180	234,421
Hang Lung Group Ltd.	59,000	126,078
Hang Lung Properties Ltd.	208,000	427,936
Hysan Development Co., Ltd.	58,000	179,290
Power Assets Holdings Ltd.	210,500	1,312,200
Sino Land Co., Ltd.	393,046	489,524
Swire Pacific Ltd., Class A	42,000	238,921
Swire Properties Ltd.	290,000	726,832

Total Hong Kong		3,735,202

Ireland - 0.4%
Glanbia PLC	9,503	132,924
Smurfit Kappa Group PLC	7,580	417,551

Total Ireland		550,475

Israel - 1.1%
Azrieli Group Ltd.	2,340	223,294
Bank Hapoalim BM	23,525	242,627
Bank Leumi Le-Israel BM	25,210	270,940
Elbit Systems Ltd.	585	101,309
First International Bank of Israel Ltd. (The)	1,799	74,853
ICL Group Ltd.	27,439	264,569
Mizrahi Tefahot Bank Ltd.	7,293	281,185
Strauss Group Ltd.	3,651	113,786

Total Israel		1,572,563

Italy - 5.2%
A2A SpA	233,498	456,718
ACEA SpA	10,232	218,288
Azimut Holding SpA	10,937	306,959
Banca Mediolanum SpA	70,409	695,000
Banco BPM SpA	39,766	119,386

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2021

Investments	Shares	Value
Brembo SpA	6,947	$98,989
De’ Longhi SpA	2,905	104,128
DiaSorin SpA	403	76,741
ERG SpA	5,116	165,461
Hera SpA	92,257	384,093
Infrastrutture Wireless Italiane SpA(b)	37,152	451,222
Iren SpA	82,170	248,000
Italgas SpA	64,522	444,062
Mediobanca Banca di Credito Finanziario SpA	62,838	722,454
Pirelli & C SpA(b)	15,581	108,226
Prysmian SpA	4,537	170,830
Recordati Industria Chimica e Farmaceutica SpA	5,243	336,872
Telecom Italia SpA	532,473	262,920
Terna - Rete Elettrica Nazionale	138,409	1,119,734
Unipol Gruppo SpA	42,168	229,169
UnipolSai Assicurazioni SpA(a)	230,811	650,946

Total Italy		7,370,198

Japan - 24.8%
ABC-Mart, Inc.	3,178	136,056
Acom Co., Ltd.	34,100	98,017
Aeon Mall Co., Ltd.	7,800	111,153
AGC, Inc.	9,128	435,176
Air Water, Inc.	7,700	118,755
Aisin Corp.	11,700	448,066
Ajinomoto Co., Inc.	13,700	416,038
Amada Co., Ltd.	13,500	133,529
Asahi Kasei Corp.	42,800	401,778
Azbil Corp.	2,500	113,760
Brother Industries Ltd.	8,500	163,202
Canon Marketing Japan, Inc.	4,800	95,496
Capcom Co., Ltd.	4,300	101,119
Casio Computer Co., Ltd.	8,800	113,023
Chiba Bank Ltd. (The)	30,200	172,826
Chubu Electric Power Co., Inc.	27,900	293,646
Chugoku Electric Power Co., Inc. (The)	27,400	221,522
COMSYS Holdings Corp.	5,400	120,094
Concordia Financial Group Ltd.	47,300	171,694
Dai Nippon Printing Co., Ltd.	9,479	238,138
Daifuku Co., Ltd.	1,300	106,118
Daito Trust Construction Co., Ltd.	2,620	299,643
Daiwa Securities Group, Inc.	101,000	568,961
Denka Co., Ltd.	3,800	124,076
Dentsu Group, Inc.(a)	6,100	217,186
Disco Corp.	1,000	305,241
Ebara Corp.	3,100	172,020
ENEOS Holdings, Inc.	243,300	909,140
Fuji Electric Co., Ltd.	3,575	194,963
Fukuoka Financial Group, Inc.	8,900	152,333
Hakuhodo DY Holdings, Inc.	10,300	171,376
Hamamatsu Photonics K.K.	2,400	152,976
Hankyu Hanshin Holdings, Inc.	6,100	172,954
Haseko Corp.	15,400	190,703
Hino Motors Ltd.	9,300	76,561
Hirose Electric Co., Ltd.	875	146,954
Hoshizaki Corp.	1,200	90,139
Hulic Co., Ltd.	29,500	279,745
Idemitsu Kosan Co., Ltd.	19,866	506,677
Iida Group Holdings Co., Ltd.	10,200	237,030
Inpex Corp.	51,000	443,767
Isuzu Motors Ltd.	26,500	329,308
Itochu Techno-Solutions Corp.	5,700	183,144
Japan Exchange Group, Inc.	12,600	275,514
Japan Post Insurance Co., Ltd.	28,200	453,042
JFE Holdings, Inc.	25,600	326,127
JSR Corp.	5,600	212,757
Kajima Corp.	20,876	239,479
Kakaku.com, Inc.	1,400	37,324
Kansai Electric Power Co., Inc. (The)	42,200	393,581
Kansai Paint Co., Ltd.	5,200	112,891
Kikkoman Corp.	1,600	134,358
Koei Tecmo Holdings Co., Ltd.	3,510	137,925
Koito Manufacturing Co., Ltd.	2,000	105,770
Konami Holdings Corp.	2,500	119,838
Kuraray Co., Ltd.(a)	11,200	97,163
Kurita Water Industries Ltd.	2,700	128,019
Kyushu Electric Power Co., Inc.	24,100	179,356
Kyushu Railway Co.	7,600	157,867
Lawson, Inc.	3,900	184,577
Lixil Corp.	9,700	258,178
Makita Corp.	3,900	165,374
Marubeni Corp.	74,400	723,293
MatsukiyoCocokara & Co.	1,200	44,392
Medipal Holdings Corp.	8,000	149,711
MEIJI Holdings Co., Ltd.	4,200	250,202
MINEBEA MITSUMI, Inc.	6,500	184,295
MISUMI Group, Inc.	2,900	118,866
Mitsubishi Chemical Holdings Corp.	33,700	249,337
Mitsubishi Gas Chemical Co., Inc.	8,900	150,555
Mitsubishi HC Capital, Inc.	69,920	345,486
Mitsubishi Heavy Industries Ltd.	14,600	337,123
Mitsui Chemicals, Inc.	7,000	187,834
Mitsui OSK Lines Ltd.	12,300	912,179
Nabtesco Corp.(a)	3,100	91,663
NEC Corp.	5,000	230,559
NGK Insulators Ltd.	9,900	167,128
NGK Spark Plug Co., Ltd.	9,000	156,546
NH Foods Ltd.	3,400	122,235
Nikon Corp.	9,800	105,527
Nippon Express Co., Ltd.*	1,600	94,690
Nippon Sanso Holdings Corp.	7,500	163,671
Nippon Yusen K.K.	12,800	973,714
Nissan Chemical Corp.	3,000	174,026
Nisshin Seifun Group, Inc.	9,000	129,582
Nissin Foods Holdings Co., Ltd.	1,900	138,431
Nitto Denko Corp.	4,400	339,681
NOF Corp.	1,000	50,454
Nomura Real Estate Holdings, Inc.	6,868	157,871
Oji Holdings Corp.	18,262	88,333
Ono Pharmaceutical Co., Ltd.	15,000	372,020
Open House Co., Ltd.	2,600	135,921
Oracle Corp.	2,200	166,975
Osaka Gas Co., Ltd.	22,200	366,482
Otsuka Corp.	4,800	228,839
Pan Pacific International Holdings Corp.	5,300	73,042

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2021

Investments	Shares	Value
Persol Holdings Co., Ltd.	4,000	$116,018
Pola Orbis Holdings, Inc.(a)	4,700	78,242
Resona Holdings, Inc.	109,600	425,818
Rohm Co., Ltd.	2,100	190,934
Ryohin Keikaku Co., Ltd.	6,200	94,436
Sanwa Holdings Corp.	11,200	119,338
SBI Holdings, Inc.	10,900	296,744
SCSK Corp.	9,000	178,898
Sega Sammy Holdings, Inc.	8,800	138,089
Seiko Epson Corp.	13,400	240,992
Sekisui Chemical Co., Ltd.	15,300	255,365
Sekisui House Ltd.	26,900	576,754
Sharp Corp.(a)	15,300	175,514
Shimadzu Corp.	4,200	177,074
Shimamura Co., Ltd.	1,200	100,664
Shimizu Corp.	27,000	167,175
Shinko Electric Industries Co., Ltd.	2,300	109,652
Shizuoka Bank Ltd. (The)	23,400	167,034
Showa Denko K.K.(a)	4,900	102,761
Sojitz Corp.	9,580	143,756
Sompo Holdings, Inc.	23,600	995,809
Square Enix Holdings Co., Ltd.	1,800	92,224
Stanley Electric Co., Ltd.	4,200	105,005
Subaru Corp.	20,400	364,403
Sumitomo Chemical Co., Ltd.	58,800	276,754
Sumitomo Dainippon Pharma Co., Ltd.	7,290	83,880
Sumitomo Electric Industries Ltd.	23,112	300,955
Sumitomo Forestry Co., Ltd.	6,700	129,514
Sumitomo Heavy Industries Ltd.	4,800	116,254
Sumitomo Metal Mining Co., Ltd.	12,000	453,302
Sumitomo Mitsui Trust Holdings, Inc.	16,300	543,970
Sumitomo Rubber Industries Ltd.(a)	18,100	184,214
Sundrug Co., Ltd.	5,000	130,476
Suntory Beverage & Food Ltd.	6,400	231,201
T&D Holdings, Inc.	22,351	285,708
Taisei Corp.	7,575	229,904
Taiyo Yuden Co., Ltd.	2,400	137,971
TDK Corp.	6,600	257,340
TIS, Inc.	5,600	166,558
Tokyo Century Corp.	2,100	101,759
Tokyo Gas Co., Ltd.	16,000	286,501
Tokyo Tatemono Co., Ltd.	8,800	128,383
Tokyu Corp.	8,200	108,806
Tokyu Fudosan Holdings Corp.	21,800	121,726
Toray Industries, Inc.	29,300	173,477
Tosoh Corp.	12,600	186,667
TOTO Ltd.	3,200	147,002
Toyo Suisan Kaisha Ltd.	3,000	127,003
Toyota Boshoku Corp.	9,400	184,155
Toyota Tsusho Corp.	9,900	455,647
Trend Micro, Inc.	4,530	251,372
Tsuruha Holdings, Inc.	1,000	95,871
USS Co., Ltd.	12,700	198,074
Yakult Honsha Co., Ltd.	2,200	114,628
Yamada Holdings Co., Ltd.	52,100	177,806
Yamaha Corp.	2,500	123,095
Yamaha Motor Co., Ltd.(a)	19,360	463,846
Yamato Holdings Co., Ltd.	9,100	213,602
Yaskawa Electric Corp.	2,900	142,035
Yokogawa Electric Corp.	700	12,607
Yokohama Rubber Co., Ltd. (The)(a)	9,200	147,242
ZOZO, Inc.	4,200	130,937

Total Japan		35,066,847

Netherlands - 3.0%
Aalberts N.V.	1,569	103,951
Aegon N.V.	70,580	352,598
Arcadis N.V.	2,167	104,339
ASR Nederland N.V.	8,270	380,888
BE Semiconductor Industries N.V.	3,281	279,911
Boskalis Westminster	3,014	87,813
CTP N.V.(b)	4,400	93,569
Euronext N.V.(b)	2,078	215,633
IMCD N.V.	711	157,424
Koninklijke KPN N.V.	351,077	1,089,938
Koninklijke Vopak N.V.	4,337	151,907
Randstad N.V.	11,118	759,109
SBM Offshore N.V.	10,428	155,290
Signify N.V.(b)	6,809	315,767

Total Netherlands		4,248,137

Norway - 3.1%
Aker ASA, Class A	1,509	141,175
Aker BP ASA	17,120	527,289
Entra ASA(b)	5,619	126,356
Gjensidige Forsikring ASA	27,530	668,090
Kongsberg Gruppen ASA	8,350	270,812
Leroy Seafood Group ASA	19,227	150,357
Mowi ASA	4,575	108,275
Norsk Hydro ASA	62,249	490,747
Orkla ASA	36,217	362,897
Salmar ASA	3,858	266,000
SpareBank 1 SR-Bank ASA	10,380	156,789
Storebrand ASA	18,286	183,559
Yara International ASA	18,723	944,823

Total Norway		4,397,169

Portugal - 0.6%
Galp Energia, SGPS, S.A.	54,320	526,303
Jeronimo Martins, SGPS, S.A.	15,732	359,598

Total Portugal		885,901

Singapore - 1.3%
Genting Singapore Ltd.	254,400	146,245
Jardine Cycle & Carriage Ltd.	13,611	207,979
Keppel Corp., Ltd.	58,100	220,652
Olam International Ltd.	181,800	235,990
Singapore Exchange Ltd.	41,200	284,212
Singapore Technologies Engineering Ltd.	184,900	515,687
UOL Group Ltd.	18,500	97,292
Venture Corp., Ltd.	11,300	153,472

Total Singapore		1,861,529

Spain - 2.8%
Acciona S.A.	2,232	426,676
Acerinox S.A.	18,583	240,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2021

Investments	Shares	Value
Bankinter S.A.	42,205	$216,412
Cie Automotive S.A.	3,088	96,079
Enagas S.A.(a)	22,089	512,440
Fluidra S.A.	5,696	228,008
Fomento de Construcciones y Contratas S.A.	16,916	213,145
Grifols S.A.(a)	10,359	198,792
Grupo Catalana Occidente S.A.	2,881	98,288
Inmobiliaria Colonial Socimi S.A.	19,165	179,804
Mapfre S.A.	235,594	483,725
Red Electrica Corp. S.A.(a)	32,710	707,688
Viscofan S.A.	2,585	167,267
Zardoya Otis S.A.	22,094	178,641

Total Spain		3,947,559

Sweden - 5.1%
AAK AB	4,205	90,706
Alfa Laval AB	7,363	296,346
Axfood AB	12,734	366,246
BillerudKorsnas AB	7,196	135,672
Boliden AB	8,088	312,663
Castellum AB	14,195	382,240
Dometic Group AB(b)	6,778	89,050
Electrolux AB, Class B(a)	12,610	305,715
Elekta AB, Class B(a)	10,224	129,355
Fabege AB	10,181	170,417
Getinge AB, Class B	4,312	188,171
Hexpol AB	12,796	171,436
Holmen AB, Class B	2,756	132,323
Husqvarna AB, Class B	10,698	171,154
Indutrade AB	4,871	149,134
Intrum AB	6,462	166,584
Lifco AB, Class B	5,080	151,886
Lundin Energy AB	21,115	756,785
Saab AB, Class B	2,865	72,876
Sagax AB, Class B	2,797	94,223
Samhallsbyggnadsbolaget i Norden AB	25,259	185,303
Securitas AB, Class B	11,293	155,478
Skanska AB, Class B	11,966	309,530
SKF AB, Class B	14,732	349,024
Svenska Cellulosa AB SCA, Class B	10,704	190,048
Swedish Match AB	49,589	394,462
Tele2 AB, Class B	52,151	743,628
Thule Group AB(b)	2,904	175,770
Trelleborg AB, Class B	11,631	305,489
Wihlborgs Fastigheter AB	5,218	118,378

Total Sweden		7,260,092

Switzerland - 5.0%
Adecco Group AG, Registered Shares	9,260	473,595
Allreal Holding AG, Registered Shares	477	105,750
Baloise Holding AG, Registered Shares	2,072	339,061
Banque Cantonale Vaudoise, Registered Shares	4,591	356,739
BKW AG	1,872	243,669
Clariant AG, Registered Shares*(a)	14,240	296,943
Coca-Cola HBC AG*	14,197	491,304
DKSH Holding AG	2,299	189,996
Galenica AG(b)	2,634	198,168
Helvetia Holding AG, Registered Shares	2,584	304,584
Julius Baer Group Ltd.	9,599	644,534
Logitech International S.A., Registered Shares	2,103	177,445
OC Oerlikon Corp. AG, Registered Shares	15,357	157,843
PSP Swiss Property AG, Registered Shares	2,456	306,478
SFS Group AG	1,081	149,725
SIG Combibloc Group AG*	8,847	247,209
Stadler Rail AG(a)	2,486	108,973
Sulzer AG, Registered Shares	1,048	103,345
Swatch Group AG (The), Bearer Shares	426	130,444
Swatch Group AG (The), Registered Shares	2,023	118,673
Swiss Life Holding AG, Registered Shares	1,383	848,485
Swiss Prime Site AG, Registered Shares	2,910	286,321
Temenos AG, Registered Shares	727	100,574
VAT Group AG(b)	628	313,190
Vifor Pharma AG	1,323	235,589
Vontobel Holding AG, Registered Shares	2,007	175,997

Total Switzerland		7,104,634

United Kingdom - 11.8%
Abrdn PLC	119,850	391,055
Admiral Group PLC	39,253	1,678,458
Airtel Africa PLC(b)	134,736	243,993
Ashmore Group PLC	37,904	149,397
Avast PLC(b)	25,259	207,736
Barratt Developments PLC	47,645	482,705
Bellway PLC	3,462	156,429
Big Yellow Group PLC	7,254	167,716
British Land Co. PLC (The)	31,502	226,566
Britvic PLC	10,668	132,933
Bunzl PLC	11,158	436,009
Burberry Group PLC	9,963	245,260
Cazoo Group Ltd.*	3,724	22,456
Close Brothers Group PLC	10,452	198,760
Computacenter PLC	4,189	165,107
ConvaTec Group PLC(b)	55,140	144,253
Daily Mail & General Trust PLC, Class A Non-Voting Shares	6,478	23,690
DCC PLC	2,519	206,418
Dechra Pharmaceuticals PLC	2,169	156,438
Derwent London PLC	2,777	128,449
Diploma PLC	2,085	95,283
Direct Line Insurance Group PLC	111,502	421,357
DS Smith PLC	47,931	249,164
Dunelm Group PLC	5,998	112,192
Electrocomponents PLC	12,719	207,761

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2021

Investments	Shares	Value
Fresnillo PLC	22,252	$269,083
Grafton Group PLC	7,067	118,022
Halma PLC	3,253	140,993
Hargreaves Lansdown PLC	16,639	305,372
Hikma Pharmaceuticals PLC	4,657	139,967
HomeServe PLC	13,052	154,597
Howden Joinery Group PLC	14,284	174,355
IMI PLC	7,327	172,282
Inchcape PLC	11,545	142,220
Intertek Group PLC	3,970	302,734
Investec PLC	31,401	171,188
J Sainsbury PLC	90,563	338,305
Johnson Matthey PLC	5,413	150,005
Kingfisher PLC	78,504	359,714
Land Securities Group PLC	38,842	408,461
Mondi PLC	15,173	375,263
OSB Group PLC	27,917	209,669
Pearson PLC	26,726	221,972
Pennon Group PLC	7,830	123,764
Redrow PLC	14,251	135,270
Rentokil Initial PLC	26,944	213,127
Rightmove PLC	13,860	149,243
Rotork PLC	23,216	112,321
Royal Mail PLC	39,777	272,612
Sage Group PLC (The)	28,734	331,821
Schroders PLC	11,805	569,218
Severn Trent PLC	10,360	413,526
Smith & Nephew PLC	20,980	367,566
Smiths Group PLC	11,292	241,576
Softcat PLC	5,702	139,324
Spectris PLC	4,706	233,162
Spirax-Sarco Engineering PLC	1,195	259,780
St. James’s Place PLC	20,111	458,574
Tate & Lyle PLC	34,674	310,621
Taylor Wimpey PLC	213,862	508,363
Unite Group PLC (The)	8,479	127,534
United Utilities Group PLC	47,695	703,499
Vistry Group PLC	8,923	143,095

Total United Kingdom		16,617,783

TOTAL COMMON STOCKS (Cost: $130,941,906)		140,990,079

RIGHTS - 0.0%

Austria - 0.0%
CA Immobilien Anlagen AG*† (Cost: $0)	5,953	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%

United States - 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c) (Cost: $3,303,892)	3,303,892	3,303,892

TOTAL INVESTMENTS IN SECURITIES - 102.0% (Cost: $134,245,798)		144,293,971
Other Assets less Liabilities - (2.0)%		(2,790,795)

NET ASSETS - 100.0%		$141,503,176

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,936,657 and the total market value of the collateral held by the Fund was $7,341,500. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,037,608.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Japan	$34,972,157	$94,690	$—		$35,066,847
Other	105,923,232	—	—		105,923,232
Rights	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	3,303,892	—		3,303,892

Total Investments in Securities	$140,895,389	$3,398,582	$0		$144,293,971

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 100.1%

Australia - 8.2%
Aristocrat Leisure Ltd.	6,046	$191,523
Aurizon Holdings Ltd.	35,675	90,522
BHP Group Ltd.(a)	2,255	68,039
BlueScope Steel Ltd.	621	9,436
Brambles Ltd.	14,607	112,891
Coles Group Ltd.	10,714	139,746
Computershare Ltd.	7,695	111,893
Domino’s Pizza Enterprises Ltd.(a)	1,131	97,055
Fortescue Metals Group Ltd.	7,432	103,800
Macquarie Group Ltd.	1,595	238,191
Medibank Pvt Ltd.	132,862	323,601
Newcrest Mining Ltd.(a)	2,432	43,285
Ramsay Health Care Ltd.	3,587	186,467
Sonic Healthcare Ltd.	6,858	232,502
Suncorp Group Ltd.	30,573	246,065
Tabcorp Holdings Ltd.(a)	57,464	209,732
Telstra Corp., Ltd.	71,580	217,537
Transurban Group	8,020	80,584
Wesfarmers Ltd.	5,647	243,465
Woolworths Group Ltd.	2,990	82,629

Total Australia		3,028,963

Austria - 0.6%
Raiffeisen Bank International AG	7,839	230,707

China - 0.1%
SITC International Holdings Co., Ltd.	8,000	28,937
Xinyi Glass Holdings Ltd.	4,000	10,005

Total China		38,942

Denmark - 2.5%
AP Moller - Maersk A/S, Class B	86	308,352
Coloplast A/S, Class B	625	109,992
GN Store Nord A/S	650	40,877
Novozymes A/S, Class B	5,754	472,619

Total Denmark		931,840

France - 11.8%
Arkema S.A.	1,392	196,052
BioMerieux	1,561	221,719
Capgemini SE	796	195,073
Carrefour S.A.	17,036	312,008
Cie de Saint-Gobain	2,353	165,554
Danone S.A.	2,746	170,471
Dassault Systemes SE	3,259	193,868
Electricite de France S.A.	7,642	89,773
Engie S.A.	14,511	214,756
Ipsen S.A.	4,126	377,713
La Francaise des Jeux SAEM(b)	6,760	299,350
Orange S.A.	24,995	267,558
Publicis Groupe S.A.	2,397	161,371
Remy Cointreau S.A.	749	182,277
Sanofi	4,278	430,936
Sartorius Stedim Biotech	293	160,735
SEB S.A.	1,812	282,097
Suez S.A.	11,731	264,275
Veolia Environnement S.A.	5,236	192,088

Total France		4,377,674

Germany - 7.2%
Bechtle AG	2,790	199,695
Beiersdorf AG	2,583	265,481
Deutsche Post AG, Registered Shares	3,895	250,438
E.ON SE	19,789	274,369
GEA Group AG	4,006	219,080
LEG Immobilien SE	1,747	243,766
Merck KGaA	1,058	273,117
Nemetschek SE	1,205	154,573
SAP SE	1,840	261,347
Sartorius AG, Preference Shares	282	190,875
Symrise AG	2,330	345,253

Total Germany		2,677,994

Hong Kong - 3.3%
CK Asset Holdings Ltd.	18,000	113,477
CLP Holdings Ltd.	17,000	171,716
Hong Kong & China Gas Co., Ltd.	116,000	180,629
Hongkong Land Holdings Ltd.	19,800	102,960
Jardine Matheson Holdings Ltd.	2,200	121,022
MTR Corp., Ltd.	28,000	150,302
Power Assets Holdings Ltd.	24,000	149,610
Sino Land Co., Ltd.	102,000	127,037
Swire Properties Ltd.	48,400	121,306

Total Hong Kong		1,238,059

Israel - 1.7%
Check Point Software Technologies Ltd.*	3,086	359,704
Teva Pharmaceutical Industries Ltd., ADR*	32,604	261,158

Total Israel		620,862

Italy - 1.3%
Amplifon SpA	2,561	138,192
DiaSorin SpA	358	68,172
Recordati Industria Chimica e Farmaceutica SpA(a)	2,440	156,774
Snam SpA(a)	18,731	112,895

Total Italy		476,033

Japan - 22.0%
AGC, Inc.	1,700	81,047
Aisin Corp.	3,800	145,526
Ajinomoto Co., Inc.	4,700	142,728
Canon, Inc.(a)	1,800	43,783
Chubu Electric Power Co., Inc.	11,300	118,932
CyberAgent, Inc.	2,000	33,242
Daito Trust Construction Co., Ltd.	200	22,874
Daiwa Securities Group, Inc.	42,500	239,414
ENEOS Holdings, Inc.	46,400	173,383
FUJIFILM Holdings Corp.	3,000	222,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2021

Investments	Shares	Value
Fujitsu Ltd.	900	$154,201
Hitachi Metals Ltd.*	6,300	116,585
Idemitsu Kosan Co., Ltd.	6,900	175,983
Inpex Corp.(a)	10,100	87,883
ITOCHU Corp.	4,900	149,696
Itochu Techno-Solutions Corp.	7,100	228,127
Japan Post Holdings Co., Ltd.*	26,200	204,039
Japan Post Insurance Co., Ltd.	11,700	187,964
Japan Tobacco, Inc.(a)	8,200	165,381
Kansai Electric Power Co., Inc. (The)	12,300	114,717
KDDI Corp.	5,400	157,655
Kirin Holdings Co., Ltd.(a)	5,300	85,008
Lawson, Inc.	2,200	104,121
Marubeni Corp.	4,100	39,859
McDonald’s Holdings Co., Japan Ltd.(a)	5,800	256,367
MEIJI Holdings Co., Ltd.	2,000	119,144
Mitsubishi Chemical Holdings Corp.	5,600	41,433
Mitsubishi Corp.	2,800	88,799
Mitsubishi Electric Corp.	7,000	88,659
NH Foods Ltd.	3,200	115,045
Nintendo Co., Ltd.	300	139,768
Nippon Prologis REIT, Inc.	32	113,100
Nippon Sanso Holdings Corp.	1,800	39,281
Nippon Shinyaku Co., Ltd.	1,500	104,338
Nippon Steel Corp.	2,700	44,045
Nippon Telegraph & Telephone Corp.	6,600	180,539
Nippon Yusen K.K.	2,900	220,607
Nissin Foods Holdings Co., Ltd.	1,500	109,287
NTT Data Corp.	2,800	59,961
Olympus Corp.	3,200	73,626
Ono Pharmaceutical Co., Ltd.	6,900	171,129
Oracle Corp.	500	37,949
Osaka Gas Co., Ltd.	7,000	115,557
Otsuka Corp.	2,000	95,350
SBI Holdings, Inc.	5,300	144,288
SCSK Corp.	8,200	162,996
Seiko Epson Corp.	1,500	26,977
SG Holdings Co., Ltd.	4,400	102,898
Sharp Corp.	9,500	108,979
Shimano, Inc.	500	133,125
SoftBank Corp.	10,400	131,360
Sohgo Security Services Co., Ltd.	2,300	91,277
Sompo Holdings, Inc.	7,300	308,026
Suntory Beverage & Food Ltd.	1,800	65,025
Takeda Pharmaceutical Co., Ltd.	5,200	141,656
TIS, Inc.	7,600	226,043
Tohoku Electric Power Co., Inc.	18,700	132,510
Tokio Marine Holdings, Inc.	3,900	216,480
Tokyo Gas Co., Ltd.	7,000	125,344
Toshiba Corp.	200	8,215
Tosoh Corp.	2,900	42,963
Toyo Suisan Kaisha Ltd.	2,800	118,536
Trend Micro, Inc.	3,800	210,864
Yamada Holdings Co., Ltd.	58,500	199,648
Yamato Holdings Co., Ltd.	2,400	56,334

Total Japan		8,161,794

Luxembourg - 0.5%
Eurofins Scientific SE	1,633	202,047

Netherlands - 3.5%
Koninklijke Ahold Delhaize N.V.	10,230	350,577
Koninklijke KPN N.V.	82,271	255,415
QIAGEN N.V.*	5,217	290,646
Wolters Kluwer N.V.	3,300	388,786

Total Netherlands		1,285,424

New Zealand - 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	3,452	77,426
Spark New Zealand Ltd.	40,755	126,121

Total New Zealand		203,547

Norway - 1.7%
Equinor ASA	1,689	45,183
Orkla ASA	22,347	223,918
Telenor ASA	9,071	142,572
Yara International ASA	4,068	205,284

Total Norway		616,957

Portugal - 0.5%
Jeronimo Martins, SGPS, S.A.	8,703	198,931

Singapore - 3.3%
DBS Group Holdings Ltd.	11,200	271,329
Oversea-Chinese Banking Corp., Ltd.	28,700	242,688
Singapore Exchange Ltd.	49,000	338,019
United Overseas Bank Ltd.	12,600	251,411
UOL Group Ltd.	24,500	128,847

Total Singapore		1,232,294

Spain - 0.9%
Naturgy Energy Group S.A.	3,232	105,228
Red Electrica Corp. S.A.(a)	6,266	135,566
Telefonica S.A.	19,891	87,132

Total Spain		327,926

Sweden - 3.8%
Electrolux AB, Class B(a)	7,481	181,368
Essity AB, Class B	8,809	287,411
Husqvarna AB, Class B	16,053	256,827
Kinnevik AB, Class B*	2,474	88,193
Nibe Industrier AB, Class B	980	14,802
Securitas AB, Class B	7,482	103,009
Swedish Match AB(a)	32,755	260,554
Tele2 AB, Class B	5,340	76,144
Telefonaktiebolaget LM Ericsson, Class B	12,389	136,550

Total Sweden		1,404,858

Switzerland - 11.6%
Barry Callebaut AG, Registered Shares	139	338,061

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2021

Investments	Shares	Value
Geberit AG, Registered Shares	399	$326,329
Givaudan S.A., Registered Shares	93	489,114
Kuehne + Nagel International AG, Registered Shares	1,263	408,086
Logitech International S.A., Registered Shares	3,018	254,649
Nestle S.A., Registered Shares	2,932	410,091
Novartis AG, Registered Shares	4,729	416,665
Roche Holding AG	1,108	461,003
Schindler Holding AG, Participation Certificate	1,122	302,311
Sonova Holding AG, Registered Shares	858	336,928
Swisscom AG, Registered Shares	614	346,775
Temenos AG, Registered Shares	1,474	203,916

Total Switzerland		4,293,928

United Kingdom - 15.1%
Admiral Group PLC	11,201	478,955
Auto Trader Group PLC(b)	19,992	200,378
Aviva PLC	63,195	351,280
BAE Systems PLC	33,874	252,252
Bunzl PLC	8,202	320,500
CK Hutchison Holdings Ltd.	20,500	132,261
DCC PLC	2,961	242,637
Entain PLC*	10,864	247,649
Evraz PLC	18,642	151,902
GlaxoSmithKline PLC	15,111	328,824
Imperial Brands PLC	14,087	308,430
J Sainsbury PLC	83,071	310,318
James Hardie Industries PLC	1,956	78,643
Kingfisher PLC	71,481	327,533
National Grid PLC	18,721	268,730
Reckitt Benckiser Group PLC	2,673	229,609
Rio Tinto Ltd.	2,624	190,988
Sage Group PLC (The)	23,354	269,693
Segro PLC	16,823	327,320
Tesco PLC	79,166	310,849
Unilever PLC	5,329	284,781

Total United Kingdom		5,613,532

TOTAL COMMON STOCKS (Cost: $33,798,663)		37,162,312

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%

United States - 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c) (Cost: $882,723)	882,723	882,723

TOTAL INVESTMENTS IN SECURITIES - 102.5% (Cost: $34,681,386)		38,045,035
Other Assets less Liabilities - (2.5)%		(916,134)

NET ASSETS - 100.0%		$37,128,901

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,432,650 and the total market value of the collateral held by the Fund was $1,508,986. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $626,263.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/12/2022	4,152,493	USD	3,823,130	CHF	$—	$(44,300)
Bank of America N.A.	1/12/2022	377,382	USD	2,480,495	DKK	—	(1,947)
Bank of America N.A.	1/12/2022	108,984	USD	160,509	NZD	—	(902)
Citibank N.A.	1/12/2022	2,549,451	USD	3,554,743	AUD	—	(35,075)
Citibank N.A.	1/12/2022	4,359,010	USD	3,851,685	EUR	—	(21,810)
Citibank N.A.	1/12/2022	4,470,658	USD	3,377,773	GBP	—	(104,309)
Goldman Sachs	1/12/2022	30,295	AUD	21,931	USD	96	—
Goldman Sachs	1/12/2022	32,767	CHF	35,721	USD	249	—
Goldman Sachs	1/12/2022	21,320	DKK	3,246	USD	14	—
Goldman Sachs	1/12/2022	33,111	EUR	37,497	USD	163	—
Goldman Sachs	1/12/2022	28,657	GBP	38,458	USD	356	—
Goldman Sachs	1/12/2022	8,163	ILS	2,622	USD	1	—
Goldman Sachs	1/12/2022	30,749	NOK	3,475	USD	11	—
Goldman Sachs	1/12/2022	70,408	SEK	7,734	USD	43	—
Goldman Sachs	1/12/2022	7,268	SGD	5,355	USD	36	—
Goldman Sachs	1/12/2022	304,787	USD	945,150	ILS	1,109	—
Goldman Sachs	1/12/2022	403,940	USD	3,615,267	NOK	—	(5,971)
Goldman Sachs	1/12/2022	899,013	USD	8,135,537	SEK	382	—
Goldman Sachs	1/12/2022	622,504	USD	849,262	SGD	—	(7,413)
Goldman Sachs	1/13/2022	5,237,943	JPY	45,604	USD	—	(115)
Goldman Sachs	1/13/2022	5,301,448	USD	600,956,771	JPY	82,489	—
HSBC Holdings PLC	1/12/2022	1,378	NZD	938	USD	5	—

						$84,954	$(221,842)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$37,162,312	$—	$—	$37,162,312
Investment of Cash Collateral for Securities Loaned	—	882,723	—	882,723

Total Investments in Securities	$37,162,312	$882,723	—	$38,045,035

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$84,954	$—	$84,954
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(221,842)	$—	$(221,842)

Total - Net	$37,162,312	$745,835	$—	$37,908,147

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.9%

Australia - 8.6%
ARB Corp., Ltd.	4,425	$168,935
Aristocrat Leisure Ltd.	12,966	410,731
Beach Energy Ltd.	45,262	41,464
BHP Group PLC	499,431	14,878,614
Breville Group Ltd.(a)	6,110	140,820
carsales.com Ltd.	32,205	587,474
Cochlear Ltd.	4,751	746,525
Codan Ltd.	8,397	56,960
Coles Group Ltd.	267,495	3,489,012
CSL Ltd.	27,287	5,767,599
Domino’s Pizza Enterprises Ltd.	6,561	563,024
Eagers Automotive Ltd.	38,586	377,045
Evolution Mining Ltd.	327,709	967,339
Netwealth Group Ltd.	18,734	240,948
OZ Minerals Ltd.	23,781	487,923
REA Group Ltd.	5,842	712,039
Technology One Ltd.	23,435	218,262
WiseTech Global Ltd.	2,056	87,566

Total Australia		29,942,280

Belgium - 0.2%
Melexis N.V.	4,829	575,513

China - 1.2%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	157,000	270,249
BYD Electronic International Co., Ltd.(a)	150,000	549,299
China Nonferrous Mining Corp. Ltd.	740,000	294,242
Lenovo Group Ltd.(a)	2,626,000	3,017,965

Total China		4,131,755

Denmark - 7.5%
Alten S.A.	1,969	354,905
AP Moller - Maersk A/S, Class B	865	3,101,449
Coloplast A/S, Class B	20,793	3,659,301
DSV A/S	1,961	457,999
GN Store Nord A/S	4,112	258,593
Netcompany Group A/S(b)	652	70,232
Novo Nordisk A/S, Class B	144,548	16,244,452
Royal Unibrew A/S	4,934	556,148
SimCorp A/S	3,247	354,872
Vestas Wind Systems A/S	35,815	1,095,218

Total Denmark		26,153,169

Finland - 2.6%
Kesko Oyj, Class A	17,345	535,526
Kesko Oyj, Class B	43,454	1,449,862
Neste Oyj	71,304	3,515,927
Nokian Renkaat Oyj	27,711	1,049,381
Orion Oyj, Class B	28,823	1,197,035
Tokmanni Group Corp.	15,181	339,234
Uponor Oyj	4,862	115,779
Valmet Oyj	16,359	701,722

Total Finland		8,904,466

France - 11.1%
Arkema S.A.	10,544	1,485,040
BioMerieux	4,897	695,552
Bureau Veritas S.A.	39,334	1,305,239
Cie Generale des Etablissements Michelin SCA	17,388	2,850,369
Hermes International	2,289	3,998,285
Kering S.A.	8,053	6,473,698
La Francaise des Jeux SAEM(b)	21,300	943,219
LVMH Moet Hennessy Louis Vuitton SE	21,473	17,752,678
Sartorius Stedim Biotech	52	28,526
SEB S.A.	6,413	998,393
Teleperformance	2,416	1,077,010
Trigano S.A.	1,336	259,800
Verallia S.A.(b)	19,992	703,872

Total France		38,571,681

Germany - 7.1%
adidas AG	11,129	3,204,473
Covestro AG(b)	27,300	1,682,669
Dermapharm Holding SE	5,016	509,385
Deutsche Post AG, Registered Shares	164,655	10,586,867
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,270	135,903
Fielmann AG	11,883	799,314
Hamburger Hafen und Logistik AG	18,529	433,223
Hapag-Lloyd AG(b)	17,580	5,537,776
Instone Real Estate Group SE(b)	7,337	138,838
Knorr-Bremse AG	7,660	756,982
Nemetschek SE	2,760	354,042
Varta AG(a)	4,101	533,989
VERBIO Vereinigte BioEnergie AG	1,736	119,043

Total Germany		24,792,504

Hong Kong - 0.7%
Techtronic Industries Co., Ltd.	89,000	1,771,712
Vitasoy International Holdings Ltd.(a)	324,000	654,126

Total Hong Kong		2,425,838

Ireland - 0.2%
Kingspan Group PLC	4,325	516,431

Israel - 0.7%
Altshuler Shaham Provident Funds & Pension Ltd.	37,608	202,999
AudioCodes Ltd.	3,347	116,893
Delek Automotive Systems Ltd.	59,116	835,723
Hilan Ltd.	2,595	173,839
Matrix IT Ltd.	11,802	358,148
One Software Technologies Ltd.	9,289	184,742
Strauss Group Ltd.	20,665	644,038

Total Israel		2,516,382

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2021

Investments	Shares	Value
Italy - 1.7%
Amplifon SpA	6,528	$352,252
Carel Industries SpA(b)	3,752	113,496
De’ Longhi SpA	13,730	492,146
DiaSorin SpA	1,662	316,485
Ferrari N.V.	5,215	1,349,188
Gruppo MutuiOnline SpA	3,617	182,217
GVS SpA(b)	13,365	160,346
Interpump Group SpA	2,730	200,089
Moncler SpA	10,098	735,170
RAI Way SpA(b)	109,987	652,903
Recordati Industria Chimica e Farmaceutica SpA	17,249	1,108,279
Reply SpA	659	133,920
Technogym SpA(b)	26,341	253,269

Total Italy		6,049,760

Japan - 13.0%
Anritsu Corp.(a)	30,000	462,941
Asahi Holdings, Inc.	7,100	126,395
Astellas Pharma, Inc.	273,700	4,445,798
BayCurrent Consulting, Inc.	300	115,931
Benefit One, Inc.	3,600	154,279
BML, Inc.	9,800	304,242
Capcom Co., Ltd.	20,700	486,784
Cosmos Pharmaceutical Corp.	1,100	161,721
Cybozu, Inc.(a)	1,400	22,260
Daiwabo Holdings Co., Ltd.	11,000	175,763
Digital Arts, Inc.	1,200	87,951
Disco Corp.	5,000	1,526,204
eGuarantee, Inc.	8,000	160,757
Elecom Co., Ltd.	30,100	395,478
en Japan, Inc.	3,000	84,669
Fast Retailing Co., Ltd.	3,700	2,098,450
Fujimi, Inc.	3,100	208,632
Funai Soken Holdings, Inc.	12,400	281,693
Future Corp.	12,800	194,854
Goldwin, Inc.	3,400	196,639
Haseko Corp.	92,400	1,144,218
Hoya Corp.	11,800	1,753,272
IR Japan Holdings Ltd.	900	53,693
Japan Elevator Service Holdings Co., Ltd.	3,000	55,959
Japan Material Co., Ltd.	4,500	74,013
JCR Pharmaceuticals Co., Ltd.	8,000	154,505
JCU Corp.	2,100	99,753
JINS Holdings, Inc.	1,700	103,487
Justsystems Corp.	3,500	163,519
Kakaku.com, Inc.(a)	12,400	330,581
Keyence Corp.	4,300	2,699,006
KH Neochem Co., Ltd.	9,600	265,104
Kobe Bussan Co., Ltd.	5,500	212,778
Koei Tecmo Holdings Co., Ltd.	17,600	691,590
Lasertec Corp.	1,200	367,748
M3, Inc.	7,600	382,326
MCJ Co., Ltd.	28,900	271,796
Meitec Corp.	7,300	429,169
Milbon Co., Ltd.	2,300	113,847
MonotaRO Co., Ltd.	15,300	275,428
Nihon M&A Center Holdings, Inc.	7,300	178,831
Nippon Shinyaku Co., Ltd.	6,100	424,306
Nissan Chemical Corp.	11,100	643,897
Nojima Corp.	12,000	250,931
Nomura Research Institute Ltd.	15,300	655,686
NSD Co., Ltd.	11,900	215,978
Olympus Corp.	38,200	878,910
Otsuka Corp.	28,100	1,339,664
Outsourcing, Inc.(a)	3,873	52,131
Pasona Group, Inc.	2,200	63,045
Pilot Corp.(a)	11,500	439,408
Recruit Holdings Co., Ltd.	34,600	2,094,839
Shionogi & Co., Ltd.	30,600	2,159,047
Shoei Co., Ltd.	1,500	59,007
Solasto Corp.	13,300	142,638
Sysmex Corp.	6,300	850,723
Taiyo Yuden Co., Ltd.	7,900	454,153
TechnoPro Holdings, Inc.	11,600	351,561
Toei Animation Co., Ltd.	800	79,545
Tokyo Electron Ltd.	17,900	10,302,740
Trend Micro, Inc.	23,600	1,309,574
UT Group Co., Ltd.	2,700	101,407
ValueCommerce Co., Ltd.	1,600	62,108
Wacom Co., Ltd.	35,400	281,589
West Holdings Corp.	2,000	99,518
ZOZO, Inc.	13,400	417,750

Total Japan		45,242,219

Netherlands - 4.1%
ASM International N.V.	3,269	1,444,995
ASML Holding N.V.	10,594	8,513,964
BE Semiconductor Industries N.V.	11,578	987,751
IMCD N.V.	195	43,175
Randstad N.V.	40,638	2,774,660
Signify N.V.(b)	13,288	616,231

Total Netherlands		14,380,776

Norway - 0.8%
AF Gruppen ASA	26,320	577,838
Aker BP ASA	63,406	1,952,879
Tomra Systems ASA	3,511	251,232

Total Norway		2,781,949

Portugal - 0.5%
Altri, SGPS, S.A.	65,171	415,771
Jeronimo Martins, SGPS, S.A.	51,774	1,183,435

Total Portugal		1,599,206

Singapore - 0.6%
iFAST Corp., Ltd.	10,800	67,292
Japfa Ltd.(a)	606,500	272,175
Sheng Siong Group Ltd.	733,700	794,572
Singapore Exchange Ltd.	114,300	788,480

Total Singapore		1,922,519

Spain - 3.7%
Cie Automotive S.A.	18,478	574,920
Faes Farma S.A.	19,264	76,193
Industria de Diseno Textil S.A.	371,248	12,044,885
Laboratorios Farmaceuticos Rovi S.A.	2,708	227,270

Total Spain		12,923,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2021

Investments	Shares	Value
Sweden - 7.2%
AddLife AB, Class B	2,101	$88,506
AddTech AB, Class B	6,421	153,187
Assa Abloy AB, Class B	89,281	2,723,638
Atlas Copco AB, Class A	46,654	3,224,714
Atlas Copco AB, Class B	42,301	2,486,521
Beijer Alma AB	4,823	146,227
Beijer Ref AB	17,461	381,664
Bilia AB, Class A	22,348	395,428
Epiroc AB, Class A	50,184	1,270,418
Epiroc AB, Class B	23,492	497,404
EQT AB	30,163	1,642,435
Evolution AB(b)	6,278	891,860
Hexpol AB	46,038	616,799
Husqvarna AB, Class B	65,655	1,050,396
Indutrade AB	14,040	429,860
Instalco AB	1,414	67,843
JM AB	13,396	604,561
Lifco AB, Class B	12,026	359,564
Mycronic AB	11,961	278,751
Nibe Industrier AB, Class B	22,547	340,552
Nolato AB, Class B	16,718	199,238
Nordnet AB	13,596	260,692
Paradox Interactive AB(a)	9,110	179,607
Samhallsbyggnadsbolaget i Norden AB	117,905	864,964
Sandvik AB	133,075	3,712,757
SKF AB, Class B	74,164	1,757,062
Thule Group AB(b)	7,901	478,222

Total Sweden		25,102,870

Switzerland - 11.6%
Coca-Cola HBC AG*	42,730	1,478,723
EMS-Chemie Holding AG, Registered Shares	2,587	2,898,894
Kuehne + Nagel International AG, Registered Shares	7,813	2,524,444
Logitech International S.A., Registered Shares	5,736	483,986
Partners Group Holding AG	2,761	4,583,233
Roche Holding AG	40,446	16,828,270
Roche Holding AG, Bearer Shares	10,079	4,522,082
Schindler Holding AG, Participation Certificate	1,376	370,749
Schindler Holding AG, Registered Shares	9,025	2,420,798
SFS Group AG	2,184	302,498
Sonova Holding AG, Registered Shares	3,131	1,229,514
STMicroelectronics N.V.	16,655	828,817
Straumann Holding AG, Registered Shares	235	499,583
Temenos AG, Registered Shares	4,274	591,272
VAT Group AG(b)	1,591	793,448

Total Switzerland		40,356,311

United Kingdom - 16.8%
AJ Bell PLC	65,847	338,374
Anglo American PLC	343,065	14,014,279
Antofagasta PLC	150,271	2,724,310
Ashtead Group PLC	17,496	1,408,103
Auto Trader Group PLC(b)	30,543	306,130
Bellway PLC	11,803	533,312
Burberry Group PLC	29,104	716,457
Computacenter PLC	9,678	381,454
Cranswick PLC	3,608	180,911
Croda International PLC	7,299	1,000,477
Diageo PLC	176,744	9,661,818
Dunelm Group PLC	21,398	400,249
Electrocomponents PLC	18,909	308,872
EMIS Group PLC	5,857	107,889
Ferrexpo PLC	197,686	801,661
Fevertree Drinks PLC	3,551	130,101
Fresnillo PLC	85,536	1,034,347
Games Workshop Group PLC	735	99,253
Hikma Pharmaceuticals PLC	18,694	561,853
Howden Joinery Group PLC	26,988	329,424
IMI PLC	26,006	611,486
Intertek Group PLC	2,114	161,204
James Halstead PLC	21,646	168,288
Kainos Group PLC	3,356	87,138
Polar Capital Holdings PLC	33,176	356,336
RELX PLC	165,486	5,383,904
Rightmove PLC	27,408	295,126
Rio Tinto PLC	192,966	12,785,869
Softcat PLC	10,701	261,471
Spirax-Sarco Engineering PLC	2,251	489,343
Synthomer PLC	58,014	313,994
Taylor Wimpey PLC	677,363	1,610,133
Victrex PLC	8,236	272,634
Vivo Energy PLC(b)	182,916	326,535

Total United Kingdom		58,162,735

TOTAL COMMON STOCKS (Cost: $309,323,686)		347,051,632

RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/4/22* (Cost: $3,621)	18,820	3,895

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%

United States - 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c) (Cost: $4,853,346)	4,853,346	4,853,346

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $314,180,653)		351,908,873
Other Assets less Liabilities - (1.3)%		(4,550,053)

NET ASSETS - 100.0%		$347,358,820

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,486,703 and the total market value of the collateral held by the Fund was $5,873,137. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,019,791.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$347,051,632	$—	$—	$347,051,632
Rights	3,895	—	—	3,895
Investment of Cash Collateral for Securities Loaned	—	4,853,346	—	4,853,346

Total Investments in Securities	$347,055,527	$4,853,346	$—	$351,908,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 12.9%
Accent Group Ltd.	1,117,741	$1,991,002
Adairs Ltd.	677,971	1,976,605
Adbri Ltd.	1,269,462	2,602,754
ARB Corp., Ltd.	85,651	3,269,933
AUB Group Ltd.	133,156	2,493,854
Austal Ltd.	635,676	901,228
Australian Finance Group Ltd.	896,645	1,760,146
Autosports Group Ltd.(a)	423,787	659,365
Bapcor Ltd.	419,991	2,140,535
Beach Energy Ltd.	1,391,052	1,274,319
Beacon Lighting Group Ltd.	685,982	1,546,104
Bega Cheese Ltd.	284,031	1,170,882
Bell Financial Group Ltd.	1,257,439	1,705,022
Breville Group Ltd.	69,866	1,610,236
Brickworks Ltd.	161,854	2,843,051
Cardno Ltd.	85,204	119,559
Centuria Capital Group	1,696,994	4,318,299
Codan Ltd.	176,590	1,197,877
Collins Foods Ltd.	138,400	1,345,339
Costa Group Holdings Ltd.	655,184	1,443,345
Credit Corp Group Ltd.(a)	68,462	1,666,477
Cromwell Property Group	8,086,892	5,115,231
CSR Ltd.	1,189,959	5,087,140
Dicker Data Ltd.(a)	195,067	2,104,661
Eagers Automotive Ltd.(a)	337,894	3,301,749
Elders Ltd.	305,115	2,719,684
Fleetwood Ltd.	275,596	496,923
Genworth Mortgage Insurance Australia Ltd.	257,623	434,547
GrainCorp Ltd., Class A	268,563	1,612,837
Growthpoint Properties Australia Ltd.	2,231,453	7,073,569
GUD Holdings Ltd.	195,396	1,615,253
GWA Group Ltd.	661,251	1,322,097
Healius Ltd.	835,066	3,205,672
Home Consortium Ltd.	270,771	1,565,070
HT&E Ltd.(a)	469,653	717,069
Iluka Resources Ltd.	347,261	2,550,009
Ingenia Communities Group	427,861	1,934,895
Inghams Group Ltd.	1,091,868	2,778,450
Insignia Financial Ltd.	1,094,378	2,880,317
Integral Diagnostics Ltd.	339,062	1,217,784
Invocare Ltd.	155,277	1,327,635
IPH Ltd.	354,196	2,261,010
IRESS Ltd.	329,653	2,995,928
Kelsian Group Ltd.	234,944	1,260,623
Lovisa Holdings Ltd.	91,960	1,343,208
MA Financial Group Ltd.	235,547	1,532,728
Macmahon Holdings Ltd.	3,148,905	423,541
McMillan Shakespeare Ltd.	237,820	2,088,717
Metcash Ltd.	2,250,370	7,362,593
Monadelphous Group Ltd.(a)	191,186	1,341,367
Monash IVF Group Ltd.	1,355,379	1,039,627
MyState Ltd.	358,661	1,322,076
Navigator Global Investments Ltd.	534,466	720,823
Netwealth Group Ltd.	122,845	1,579,973
New Hope Corp., Ltd.(a)	1,948,415	3,159,008
NIB Holdings Ltd.	1,060,634	5,405,650
Nick Scali Ltd.	167,397	1,868,187
Nickel Mines Ltd.	4,139,905	4,304,183
NRW Holdings Ltd.	1,049,656	1,346,964
Omni Bridgeway Ltd.*	283,404	758,260
Orora Ltd.	2,352,956	5,987,509
Pact Group Holdings Ltd.	615,275	1,131,759
Pendal Group Ltd.	1,359,218	5,504,383
Perpetual Ltd.	117,044	3,060,934
Pinnacle Investment Management Group Ltd.	234,799	2,664,793
Platinum Asset Management Ltd.	1,918,472	3,766,028
Reliance Worldwide Corp., Ltd.	1,271,732	5,797,323
Resimac Group Ltd.	950,273	1,312,703
Sandfire Resources Ltd.	870,188	4,162,971
Senex Energy Ltd.	286,814	963,400
Sims Ltd.	364,836	4,259,980
SmartGroup Corp., Ltd.	387,005	2,180,633
SRG Global Ltd.(a)	1,319,883	489,407
Super Retail Group Ltd.	624,156	5,654,257
Tassal Group Ltd.	449,445	1,140,424
Technology One Ltd.	275,456	2,565,463
United Malt Grp Ltd.	215,000	681,537
Virtus Health Ltd.(a)	314,792	1,567,756
Viva Energy Group Ltd.(b)	1,288,868	2,202,118

Total Australia		184,304,368

Austria - 1.3%
AT&S Austria Technologie & Systemtechnik AG	29,922	1,473,382
Oesterreichische Post AG(a)	192,432	8,271,911
POLYTEC Holding AG(a)	63,423	495,496
S IMMO AG	85,470	2,114,023
S&T AG(a)	54,669	911,406
Semperit AG Holding	72,282	2,408,433
UNIQA Insurance Group AG	309,870	2,843,739

Total Austria		18,518,390

Belgium - 1.2%
Befimmo S.A.	71,086	2,728,315
Bekaert S.A.	108,992	4,851,234
Deceuninck N.V.	149,916	572,828
Econocom Group S.A./N.V.(a)	513,286	2,127,618
Intervest Offices & Warehouses N.V.	87,700	2,812,454
Ion Beam Applications	21,445	371,662
TINC Comm VA(a)	72,432	1,107,048
Xior Student Housing N.V.	43,499	2,426,359

Total Belgium		16,997,518

China - 3.4%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(a)	1,423,000	2,449,452
China Nonferrous Mining Corp. Ltd.	8,332,000	3,313,007
China South City Holdings Ltd.(a)	18,354,200	1,718,580
China Traditional Chinese Medicine Holdings Co., Ltd.	4,360,000	2,891,269
CITIC Telecom International Holdings Ltd.	10,256,822	3,460,031
CPMC Holdings Ltd.	3,103,009	1,735,326
Genertec Universal Medical Group Co., Ltd.(b)	4,516,200	3,261,317

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2021

Investments	Shares	Value
Poly Property Group Co., Ltd.	9,157,600	$2,407,947
Shanghai Industrial Holdings Ltd.	3,340,000	4,866,719
Shoucheng Holdings Ltd.	13,632,000	2,710,209
Shougang Fushan Resources Group Ltd.	17,249,612	5,841,101
Simcere Pharmaceutical Group Ltd.(a)(b)	2,664,000	3,071,888
Sino-Ocean Group Holding Ltd.(a)	27,802,000	6,490,212
Yanlord Land Group Ltd.	4,282,200	3,525,751
Zensun Enterprises Ltd.	2,044,000	1,011,998

Total China		48,754,807

Denmark - 1.6%
Alm Brand A/S	2,880,198	5,610,446
Cementir Holding N.V.	172,502	1,643,898
Chemometec A/S	9,103	1,159,405
D/S Norden A/S	105,264	2,678,174
FLSmidth & Co. A/S	27,597	1,030,839
Per Aarsleff Holding A/S	17,333	809,638
Scandinavian Tobacco Group A/S, Class A(b)	284,502	5,972,574
Spar Nord Bank A/S	159,562	2,039,583
Sydbank A/S	79,821	2,523,907

Total Denmark		23,468,464

Finland - 2.4%
Aktia Bank Oyj	213,738	2,984,811
Anora Group Oyj(a)	240,520	2,970,419
Cargotec Oyj, Class B	63,448	3,163,190
Fiskars Oyj Abp	93,271	2,439,558
Kemira Oyj	270,956	4,107,387
Lassila & Tikanoja Oyj	76,506	1,169,315
Neles Oyj	140,131	2,181,597
Oma Saastopankki Oyj	45,908	892,732
Raisio Oyj, Class V	301,813	1,156,657
Sanoma Oyj	153,688	2,380,421
Terveystalo Oyj(b)	145,868	1,964,032
Tokmanni Group Corp.	164,701	3,680,404
Uponor Oyj	127,982	3,047,631
Verkkokauppa.com Oyj(a)	128,750	1,043,935
YIT Oyj	250,660	1,229,708

Total Finland		34,411,797

France - 3.4%
ABC Arbitrage	113,503	921,600
Albioma S.A.	44,615	1,739,236
Chargeurs S.A.	68,811	2,039,243
Coface S.A.	287,085	4,090,706
Fnac Darty S.A.	23,774	1,554,558
Groupe SFPI	152,688	611,201
IPSOS	77,094	3,616,440
Kaufman & Broad S.A.	49,269	2,070,260
Metropole Television S.A.	417,390	8,145,093
Nexity S.A.	191,790	9,016,400
Quadient S.A.	40,575	883,156
Societe BIC S.A.	104,979	5,649,161
Television Francaise 1	499,183	4,952,928
Vicat S.A.	75,406	3,087,061

Total France		48,377,043

Germany - 2.6%
7C Solarparken AG	41,209	203,619
Aareal Bank AG	44,711	1,462,312
AURELIUS Equity Opportunities SE & Co. KGaA	59,299	1,823,437
Bilfinger SE	120,711	4,104,448
CANCOM SE	28,895	1,945,933
CropEnergies AG	128,746	1,794,986
Deutsche Pfandbriefbank AG(b)	167,493	2,013,299
DIC Asset AG	175,905	3,074,601
Encavis AG	125,451	2,219,834
Hamborner REIT AG	234,664	2,673,402
Hamburger Hafen und Logistik AG	85,380	1,996,255
Hornbach Baumarkt AG	34,728	1,881,826
Hornbach Holding AG & Co. KGaA	14,330	2,159,229
Instone Real Estate Group SE(b)	53,047	1,003,809
MLP SE	179,679	1,751,116
Mutares SE & Co. KGaA	66,853	1,729,574
NORMA Group SE	33,530	1,291,855
PATRIZIA AG	66,537	1,551,150
Wacker Neuson SE	77,509	2,224,735
Wuestenrot & Wuerttembergische AG	31,035	623,274

Total Germany		37,528,694

Hong Kong - 1.8%
Dah Sing Banking Group Ltd.	2,757,600	2,355,684
Dah Sing Financial Holdings Ltd.	596,229	1,804,831
Fortune Real Estate Investment Trust	5,621,000	5,775,074
Hutchison Port Holdings Trust	31,110,900	6,999,953
Kowloon Development Co., Ltd.	2,116,000	2,795,531
Nissin Foods Co., Ltd.(a)	2,064,000	1,580,504
Singamas Container Holdings Ltd.*	12,630,000	1,895,399
Sun Hung Kai & Co., Ltd.	2,115,000	1,128,535
Vitasoy International Holdings Ltd.(a)	1,074,000	2,168,305

Total Hong Kong		26,503,816

Indonesia - 0.2%
Bumitama Agri Ltd.	1,889,900	756,997
First Resources Ltd.	1,393,800	1,561,131

Total Indonesia		2,318,128

Ireland - 0.2%
Hibernia REIT PLC	1,330,315	1,966,684
Kenmare Resources PLC	186,975	1,175,072
Origin Enterprises PLC	33,898	127,211

Total Ireland		3,268,967

Israel - 4.4%
Altshuler Shaham Provident Funds & Pension Ltd.	220,203	1,188,604
Ashtrom Group Ltd.	184,110	4,992,561
Carasso Motors Ltd.	223,123	1,464,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2021

Investments	Shares	Value
Delek Automotive Systems Ltd.	278,478	$3,936,844
Elco Ltd.	20,808	1,530,983
Electra Real Estate Ltd.	40,323	803,247
Energix-Renewable Energies Ltd.	521,552	2,220,333
FIBI Holdings Ltd.	44,520	2,034,039
Freshmarket Ltd.	279,546	1,164,925
Gav-Yam Lands Corp. Ltd.	336,938	4,157,055
Gazit-Globe Ltd.	290,175	2,292,573
Harel Insurance Investments & Financial Services Ltd.	306,378	3,478,794
IDI Insurance Co., Ltd.	58,909	2,148,237
Magic Software Enterprises Ltd.	65,686	1,392,904
Matrix IT Ltd.	88,418	2,683,164
Max Stock Ltd.	308,679	1,100,866
Maytronics Ltd.	85,019	2,097,898
Mega Or Holdings Ltd.	44,648	2,048,495
Mehadrin Ltd.*	1	52
Meitav Dash Investments Ltd.	208,481	1,117,963
Menora Mivtachim Holdings Ltd.	71,264	1,685,662
Mivne Real Estate KD Ltd.	768,220	3,302,527
Nawi Brothers Ltd.	140,968	1,442,109
One Software Technologies Ltd.	88,507	1,760,244
Palram Industries 1990 Ltd.	78,205	1,190,513
Phoenix Holdings Ltd. (The)	432,709	5,593,074
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	28,399	2,128,739
Shapir Engineering and Industry Ltd.	248,210	2,194,685
Shufersal Ltd.	242,471	2,017,735

Total Israel		63,169,419

Italy - 4.0%
Alerion Cleanpower SpA(a)	37,048	1,244,970
Anima Holding SpA(b)	1,066,715	5,446,675
Ascopiave SpA	145,823	575,430
Banca IFIS SpA	88,322	1,714,507
Banca Popolare di Sondrio SCPA	507,014	2,132,179
BFF Bank SpA(b)	946,193	7,628,914
Cairo Communication SpA	209,057	484,989
Credito Emiliano SpA	452,254	2,993,244
doValue SpA*(b)	122,598	1,169,721
Esprinet SpA(a)	111,228	1,631,701
Falck Renewables SpA(a)	141,018	1,388,766
Gruppo MutuiOnline SpA	31,515	1,587,661
GVS SpA(b)	108,016	1,295,917
La Doria SpA	72,135	1,350,245
Maire Tecnimont SpA(a)	554,266	2,622,094
MARR SpA	62,571	1,344,843
Piaggio & C. SpA	803,537	2,626,210
RAI Way SpA(b)	513,279	3,046,918
Salcef SpA	93,053	2,613,750
Sanlorenzo SpA/Ameglia	31,186	1,344,113
Sesa SpA	8,453	1,666,851
SOL SpA	75,986	1,827,598
Technogym SpA(b)	207,613	1,996,204
Unieuro SpA(a)(b)	104,595	2,497,854
Webuild SpA(a)	1,185,633	2,804,467
Zignago Vetro SpA	92,422	1,807,759

Total Italy		56,843,580

Japan - 25.8%
A&D Co., Ltd.(a)	59,000	647,102
Achilles Corp.	18,800	203,910
ADEKA Corp.	97,501	2,173,462
Advance Create Co., Ltd.	64,200	613,818
Aeon Delight Co., Ltd.	62,900	1,840,762
Aeon Fantasy Co., Ltd.(a)	48,000	775,720
AEON Financial Service Co., Ltd.	138,100	1,489,472
Aica Kogyo Co., Ltd.	64,500	1,862,381
Airport Facilities Co., Ltd.	178,000	850,158
Aisan Industry Co., Ltd.	98,000	651,887
AIT Corp.(a)	84,700	1,074,610
Akatsuki, Inc.(a)	25,100	628,399
Alinco, Inc.	61,600	524,767
Alleanza Holdings Co., Ltd.(a)	56,000	529,582
Alps Logistics Co., Ltd.	57,400	557,775
Amano Corp.	70,400	1,618,243
Amuse, Inc.(a)	42,900	780,474
Anest Iwata Corp.	101,000	779,723
Anritsu Corp.(a)	94,600	1,459,808
Aomori Bank Ltd. (The)(a)	36,600	563,517
Aozora Bank Ltd.(a)	141,100	3,085,318
Arakawa Chemical Industries Ltd.	24,100	249,466
ARTERIA Networks Corp.	103,600	1,389,970
Asahi Co., Ltd.(a)	61,900	778,353
Asahi Holdings, Inc.	96,200	1,712,561
Asahi Net, Inc.	134,800	709,381
Asahi Yukizai Corp.	39,300	589,389
Asante, Inc.(a)	59,500	888,715
Asia Pile Holdings Corp.	19,800	77,374
Autobacs Seven Co., Ltd.	127,403	1,552,224
Avantia Co., Ltd.(a)	19,100	146,126
Avex, Inc.	136,700	1,711,792
Bando Chemical Industries Ltd.	96,100	745,233
Bank of Iwate Ltd. (The)	31,900	517,470
Bank of the Ryukyus Ltd.	54,000	357,796
Baroque Japan Ltd.	94,300	700,156
Benesse Holdings, Inc.	70,700	1,386,925
BML, Inc.	45,500	1,412,553
Broadleaf Co., Ltd.(a)	184,200	697,418
Bunka Shutter Co., Ltd.	131,000	1,221,779
Cawachi Ltd.	36,700	701,779
Central Security Patrols Co., Ltd.	34,100	714,544
Chilled & Frozen Logistics Holdings Co., Ltd.(a)	39,900	583,142
Chiyoda Co., Ltd.	76,400	515,503
Chori Co., Ltd.	31,000	491,833
Chugoku Bank Ltd. (The)	153,900	1,204,150
Chukyo Bank Ltd. (The)	72,600	1,145,536
Cleanup Corp.	87,700	416,585
CONEXIO Corp.	83,700	1,072,825
Cosel Co., Ltd.	69,000	511,710
Cosmo Energy Holdings Co., Ltd.	99,600	1,944,343
Credit Saison Co., Ltd.	147,700	1,550,686
Cresco Ltd.	53,700	975,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2021

Investments	Shares	Value
CTI Engineering Co., Ltd.(a)	30,400	$659,452
CTS Co., Ltd.(a)	127,800	933,349
Cybernet Systems Co., Ltd.(a)	113,600	701,399
Dai Nippon Toryo Co., Ltd.	13,400	96,234
Daicel Corp.	280,400	1,935,808
Daido Metal Co., Ltd.	84,100	442,574
Daido Steel Co., Ltd.	26,391	955,673
Daiichikosho Co., Ltd.	49,700	1,501,941
Daiken Medical Co., Ltd.(a)	164,400	799,479
Daikoku Denki Co., Ltd.	36,200	380,374
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	24,400	496,454
Daishi Hokuetsu Financial Group, Inc.	55,840	1,231,676
Daiwabo Holdings Co., Ltd.	108,700	1,736,859
DCM Holdings Co., Ltd.	114,900	1,062,642
Denyo Co., Ltd.	33,500	537,606
Dexerials Corp.	83,700	3,020,047
DIC Corp.	77,000	1,936,451
DKS Co., Ltd.	15,300	427,159
Dowa Holdings Co., Ltd.	37,800	1,587,104
Ebara Jitsugyo Co., Ltd.(a)	23,900	516,168
EDION Corp.(a)	111,700	1,040,807
Ehime Bank Ltd. (The)	40,100	290,421
Electric Power Development Co., Ltd.	176,500	2,340,459
Elematec Corp.	56,700	531,770
Eslead Corp.(a)	19,100	279,480
ESPEC Corp.	48,200	934,240
EXEO Group, Inc.	102,200	2,151,299
Ezaki Glico Co., Ltd.	43,400	1,379,393
FALCO HOLDINGS Co., Ltd.	52,500	938,713
Feed One Co., Ltd.	60,700	369,508
First Bank of Toyama Ltd. (The)	94,700	242,599
First Juken Co., Ltd.(a)	42,500	447,310
FJ Next Holdings Co., Ltd.(a)	40,700	356,264
France Bed Holdings Co., Ltd.	133,500	1,068,881
Fudo Tetra Corp.(a)	46,600	677,421
Fuji Co., Ltd.	49,400	837,812
Fuji Corp., Ltd.	69,700	419,453
Fuji Oil Holdings, Inc.	64,500	1,299,466
Fuji Pharma Co., Ltd.	58,900	525,295
Fujibo Holdings, Inc.	16,700	595,315
Fujimi, Inc.	27,841	1,873,716
Fujitec Co., Ltd.	76,000	1,663,150
FuKoKu Co., Ltd.(a)	54,500	481,321
Fukui Bank Ltd. (The)	46,700	569,379
Furukawa Battery Co., Ltd. (The)	28,200	346,271
Furuno Electric Co., Ltd.	76,500	804,494
Furyu Corp.	44,100	524,658
Futaba Industrial Co., Ltd.	78,100	295,024
Fuyo General Lease Co., Ltd.	28,200	1,951,752
G-Tekt Corp.	37,000	459,146
Gecoss Corp.	13,200	94,568
Glory Ltd.	60,277	1,145,815
GMO Financial Holdings, Inc.(a)	177,800	1,304,685
GMO Internet, Inc.	60,000	1,414,615
GS Yuasa Corp.	75,700	1,681,565
Gunma Bank Ltd. (The)	440,600	1,346,804
H-One Co., Ltd.	41,200	241,858
H.U. Group Holdings, Inc.	98,100	2,487,534
Hachijuni Bank Ltd. (The)	467,100	1,594,115
Hagiwara Electric Holdings Co., Ltd.	21,500	391,333
Hakudo Co., Ltd.	31,000	795,762
Hakuto Co., Ltd.	53,000	1,218,740
Halows Co., Ltd.	28,800	707,026
Happinet Corp.	54,700	712,993
Hazama Ando Corp.	198,900	1,494,060
Heiwa Corp.	93,419	1,536,499
Hinokiya Group Co., Ltd.(a)	32,700	622,735
Hochiki Corp.	72,900	824,244
Hokkaido Electric Power Co., Inc.	246,000	1,095,897
Hokkaido Gas Co., Ltd.	12,900	170,723
Hokuetsu Industries Co., Ltd.	66,500	581,525
Hokuhoku Financial Group, Inc.	130,200	1,033,414
Honeys Holdings Co., Ltd.	54,300	480,498
House Do Co., Ltd.	50,600	405,134
I-PEX, Inc.(a)	23,600	400,865
Ichikoh Industries Ltd.	115,700	548,584
ID Holdings Corp.(a)	100,800	780,805
IJTT Co., Ltd.	51,700	304,844
Inaba Denki Sangyo Co., Ltd.	69,700	1,635,443
Inabata & Co., Ltd.	107,200	1,561,152
Inageya Co., Ltd.(a)	72,300	870,199
Ines Corp.	63,000	826,651
INFRONEER Holdings, Inc.	220,088	2,002,972
Innotech Corp.	55,200	720,469
Ishihara Sangyo Kaisha Ltd.	53,200	549,763
Itfor, Inc.	114,300	802,993
Itochu Enex Co., Ltd.	166,901	1,445,011
Itoham Yonekyu Holdings, Inc.	384,100	2,194,762
Itoki Corp.(a)	125,200	388,141
IwaiCosmo Holdings, Inc.	74,900	881,330
Iwaki Co., Ltd.	54,200	490,438
Iyo Bank Ltd. (The)	254,600	1,273,497
Izumi Co., Ltd.	50,700	1,419,891
J. Front Retailing Co., Ltd.	214,000	1,945,708
JAC Recruitment Co., Ltd.	79,800	1,444,168
Jaccs Co., Ltd.	44,800	1,152,339
Japan Transcity Corp.	133,300	820,717
JBCC Holdings, Inc.	64,200	994,597
JK Holdings Co., Ltd.	68,100	656,428
JM Holdings Co., Ltd.	49,700	710,832
Juki Corp.	54,400	400,601
JVCKenwood Corp.	236,500	361,461
K’s Holdings Corp.	179,200	1,739,791
Kagome Co., Ltd.(a)	34,900	906,785
Kaken Pharmaceutical Co., Ltd.	48,100	1,758,508
Kamei Corp.	27,400	248,172
Kamigumi Co., Ltd.	90,800	1,717,358
Kanaden Corp.	44,500	410,781
Kandenko Co., Ltd.	172,500	1,283,770
Kaneka Corp.	65,200	2,137,380
Kanematsu Corp.	117,000	1,301,524
Ki-Star Real Estate Co., Ltd.	19,300	1,496,670
King Jim Co., Ltd.	74,700	577,984
Kintetsu World Express, Inc.	68,700	1,783,796
Kito Corp.	58,500	1,008,910
Koatsu Gas Kogyo Co., Ltd.	76,600	524,835
Kobe Steel Ltd.	257,700	1,291,241

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2021

Investments	Shares	Value
Kojima Co., Ltd.(a)	96,000	$451,843
Kokusai Pulp & Paper Co., Ltd.	198,600	563,955
Komatsu Matere Co., Ltd.(a)	105,000	1,163,475
Konaka Co., Ltd.	127,200	365,622
Konica Minolta, Inc.	591,700	2,692,465
Kumagai Gumi Co., Ltd.	51,500	1,283,978
Kurabo Industries Ltd.	20,795	353,400
Kyokuyo Co., Ltd.	24,400	652,616
KYORIN Holdings, Inc.	89,290	1,431,369
Kyosan Electric Manufacturing Co., Ltd.	144,900	582,595
Kyowa Leather Cloth Co., Ltd.(a)	42,500	239,525
Kyudenko Corp.	60,500	1,865,095
Kyushu Financial Group, Inc.	397,600	1,443,244
LAC Co., Ltd.	105,500	685,285
LEC, Inc.	61,200	459,711
Lintec Corp.	104,430	2,389,588
Macnica Fuji Electronics Holdings, Inc.	71,200	1,701,554
Marudai Food Co., Ltd.(a)	54,600	722,595
Maruichi Steel Tube Ltd.	71,400	1,579,226
Matsui Securities Co., Ltd.	199,940	1,373,388
Maxell Ltd.	62,700	744,853
Mebuki Financial Group, Inc.	1,165,100	2,397,887
Meisei Industrial Co., Ltd.	69,900	460,719
Meitec Corp.	28,900	1,699,040
Meiwa Estate Co., Ltd.	21,200	109,355
Ministop Co., Ltd.	68,300	833,325
Mirait Holdings Corp.	106,300	1,751,128
Mitsubishi Logistics Corp.	62,400	1,563,319
Mitsubishi Materials Corp.	94,800	1,625,896
Mitsui Matsushima Holdings Co., Ltd.(a)	44,000	722,539
Mitsui Mining & Smelting Co., Ltd.	37,064	1,009,037
Mizuho Leasing Co., Ltd.	47,000	1,301,984
Morinaga & Co., Ltd.	42,500	1,387,695
Nafco Co., Ltd.	20,000	304,286
Nagase & Co., Ltd.	104,800	1,695,475
Nakanishi, Inc.	64,500	1,186,323
NEC Networks & System Integration Corp.	97,500	1,528,266
NET One Systems Co., Ltd.	46,200	1,243,715
Neturen Co., Ltd.	52,900	267,819
NHK Spring Co., Ltd.	177,300	1,505,791
Nichias Corp.	68,600	1,652,524
Nichiban Co., Ltd.	51,700	804,985
Nihon Chouzai Co., Ltd.	42,900	512,244
Nihon Flush Co., Ltd.(a)	69,400	646,058
Nihon Nohyaku Co., Ltd.(a)	101,900	438,023
Nihon Tokushu Toryo Co., Ltd.	31,000	235,014
Nihon Unisys Ltd.	68,500	1,921,367
Nikko Co., Ltd.(a)	77,100	415,110
Nikkon Holdings Co., Ltd.	61,500	1,156,780
Nippon Air Conditioning Services Co., Ltd.	87,600	616,939
Nippon Aqua Co., Ltd.(a)	150,800	899,654
Nippon Carbide Industries Co., Inc.	34,700	398,965
Nippon Chemical Industrial Co., Ltd.(a)	16,100	380,567
Nippon Concrete Industries Co., Ltd.(a)	116,000	281,047
Nippon Electric Glass Co., Ltd.	77,900	1,994,938
Nippon Gas Co., Ltd.	105,800	1,401,112
Nippon Kayaku Co., Ltd.	187,399	1,926,798
Nippon Koei Co., Ltd.	30,200	836,594
Nippon Light Metal Holdings Co., Ltd.	71,300	1,067,441
Nippon Paper Industries Co., Ltd.	83,538	787,827
Nippon Seisen Co., Ltd.(a)	13,200	569,702
Nippon Shokubai Co., Ltd.	28,000	1,293,561
Nippon Steel Trading Corp.	41,073	1,790,512
Nippon Systemware Co., Ltd.	40,200	802,220
Nippon Thompson Co., Ltd.	125,700	743,361
Nipro Corp.	150,100	1,419,469
Nishi-Nippon Financial Holdings, Inc.	157,000	1,014,355
Nishimatsu Construction Co., Ltd.	122,500	3,877,491
Nissei Plastic Industrial Co., Ltd.	47,100	427,829
Nisshinbo Holdings, Inc.	161,092	1,224,050
Nissin Corp.	31,400	451,279
Nissin Electric Co., Ltd.	133,900	1,832,542
Noevir Holdings Co., Ltd.	39,600	1,853,537
NOK Corp.	113,100	1,229,657
NS Tool Co., Ltd.	62,500	855,912
Okabe Co., Ltd.(a)	58,900	370,826
Okamura Corp.	135,900	1,517,671
Okinawa Cellular Telephone Co.	40,800	1,810,499
Okumura Corp.	52,700	1,475,902
Okura Industrial Co., Ltd.(a)	22,400	425,805
Okuwa Co., Ltd.	97,200	802,720
Orient Corp.	1,148,600	1,246,798
Oriental Shiraishi Corp.*	206,000	416,812
Osaki Electric Co., Ltd.	88,200	358,453
PALTAC Corp.	28,000	1,151,318
PC Depot Corp.(a)	116,100	314,560
Penta-Ocean Construction Co., Ltd.	222,000	1,253,094
Pigeon Corp.(a)	96,000	1,832,382
Plenus Co., Ltd.	24,200	423,876
Press Kogyo Co., Ltd.	74,500	252,312
Pronexus, Inc.	65,400	633,810
PS Mitsubishi Construction Co., Ltd.	99,800	525,195
Quick Co., Ltd.	54,300	684,202
Raito Kogyo Co., Ltd.	85,300	1,467,407
Rengo Co., Ltd.	213,700	1,614,511
Retail Partners Co., Ltd.	56,100	667,909
Ricoh Leasing Co., Ltd.	48,100	1,612,314
Riken Corp.	12,500	279,406
Riken Technos Corp.	124,200	560,844
Roland Corp.(a)	30,700	1,047,727
Roland DG Corp.(a)	21,400	695,028
Ryoden Corp.	44,900	711,974
Ryosan Co., Ltd.	39,500	779,675
Sakai Chemical Industry Co., Ltd.	36,000	716,530
Sala Corp.(a)	73,600	403,936
SAMTY Co., Ltd.	69,100	1,318,334
Sanei Architecture Planning Co., Ltd.(a)	26,700	406,453
Sanki Engineering Co., Ltd.	103,300	1,290,858

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2021

Investments	Shares	Value
Sankyo Co., Ltd.	73,500	$1,902,683
Sanoh Industrial Co., Ltd.(a)	56,600	464,970
Sansei Technologies, Inc.	53,000	358,074
Sanshin Electronics Co., Ltd.(a)	37,400	479,375
Sanyo Trading Co., Ltd.	70,300	634,901
Sato Shoji Corp.	46,900	478,551
Sawai Group Holdings Co., Ltd.	35,200	1,343,441
Scala, Inc.(a)	57,700	330,702
Seika Corp.	38,700	550,817
Seino Holdings Co., Ltd.	99,300	1,004,598
Sekisui Kasei Co., Ltd.(a)	43,200	180,070
Senko Group Holdings Co., Ltd.	172,700	1,390,238
Seria Co., Ltd.	39,100	1,132,374
Seven Bank Ltd.	1,410,500	2,915,193
Shibaura Mechatronics Corp.	13,800	1,156,441
Shikoku Electric Power Co., Inc.	240,300	1,690,270
Shinnihon Corp.	57,700	409,369
Shinnihonseiyaku Co., Ltd.	29,600	303,570
Shinsho Corp.	19,100	575,546
Ship Healthcare Holdings, Inc.	56,300	1,310,269
SHO-BOND Holdings Co., Ltd.	56,300	2,527,645
Sinfonia Technology Co., Ltd.	47,400	540,044
SKY Perfect JSAT Holdings, Inc.	301,800	1,100,742
Space Co., Ltd.(a)	57,700	452,461
ST Corp.	58,300	778,143
St. Marc Holdings Co., Ltd.	67,600	858,832
Starzen Co., Ltd.	42,600	739,872
Stella Chemifa Corp.	24,200	555,851
Studio Alice Co., Ltd.	36,700	682,976
Sumitomo Bakelite Co., Ltd.	44,500	2,252,920
Sumitomo Osaka Cement Co., Ltd.	34,500	1,059,073
Sumitomo Riko Co., Ltd.	90,100	464,760
Sumitomo Seika Chemicals Co., Ltd.	15,900	432,864
Sun Frontier Fudousan Co., Ltd.	161,300	1,404,923
Suncall Corp.	31,700	170,124
T-Gaia Corp.	62,000	891,598
Tachi-S Co., Ltd.	47,900	525,775
Tachibana Eletech Co., Ltd.	31,200	433,774
Taiheiyo Cement Corp.	70,400	1,389,598
Taiho Kogyo Co., Ltd.(a)	30,200	212,951
Taiyo Holdings Co., Ltd.	25,000	755,503
Takaoka Toko Co., Ltd.(a)	33,200	409,684
Takara & Co. Ltd.	21,000	360,167
Takara Holdings, Inc.	105,700	1,120,748
Takashimaya Co., Ltd.	151,100	1,403,995
Tama Home Co., Ltd.	51,100	1,025,506
Tatsuta Electric Wire and Cable Co., Ltd.	110,600	459,093
Tayca Corp.	48,600	547,386
TDC Soft, Inc.(a)	77,200	774,313
Teijin Ltd.	135,300	1,662,537
Teikoku Electric Manufacturing Co., Ltd.	48,900	628,050
Toa Corp.	84,100	590,099
Tobishima Corp.	20,000	176,979
Toda Corp.	368,700	2,330,890
Toho Bank Ltd. (The)	278,300	512,349
Tokai Carbon Co., Ltd.(a)	136,900	1,436,110
TOKAI Holdings Corp.	171,400	1,293,444
Tokai Rika Co., Ltd.	79,022	1,062,273
Tokai Tokyo Financial Holdings, Inc.	356,900	1,224,224
Tokuyama Corp.	60,900	966,742
Tokyo Energy & Systems, Inc.	69,800	661,904
Tokyo Ohka Kogyo Co., Ltd.	26,500	1,564,847
Tokyo Sangyo Co., Ltd.(a)	89,400	584,588
Tokyo Seimitsu Co., Ltd.	41,600	1,842,386
Tokyo Tekko Co., Ltd.(a)	10,100	116,125
Tomoku Co., Ltd.	3,800	59,002
TOMONY Holdings, Inc.	170,700	469,905
Topre Corp.	36,800	380,607
Torishima Pump Manufacturing Co., Ltd.	60,100	499,463
Tow Co., Ltd.	238,100	636,836
Toyo Ink SC Holdings Co., Ltd.	59,300	991,294
Toyo Kanetsu K.K.	11,200	244,220
Toyo Seikan Group Holdings Ltd.	196,400	2,341,689
Toyo Tire Corp.	105,400	1,642,027
Toyoda Gosei Co., Ltd.	89,000	1,933,724
TPR Co., Ltd.	32,700	404,934
Transaction Co., Ltd.	75,000	703,400
TS Tech Co., Ltd.	96,000	1,178,794
Tsumura & Co.	51,201	1,456,153
Tsurumi Manufacturing Co., Ltd.	53,400	767,925
Ube Industries Ltd.	105,000	1,821,805
Uchida Yoko Co., Ltd.	19,300	883,253
Ulvac, Inc.	27,800	1,738,179
UNITED, Inc.	46,600	805,297
V Technology Co., Ltd.	18,200	568,182
Vertex Corp.(a)	33,100	888,185
Vital KSK Holdings, Inc.	126,400	885,804
Wakachiku Construction Co., Ltd.	47,800	774,978
Wakita & Co., Ltd.	68,700	641,928
Warabeya Nichiyo Holdings Co., Ltd.	35,900	643,148
Xebio Holdings Co., Ltd.	87,200	698,176
Yahagi Construction Co., Ltd.	71,700	476,319
YAMADA Consulting Group Co., Ltd.	47,600	455,105
Yamae Group Holdings Co., Ltd.	57,600	530,707
Yamagata Bank Ltd. (The)	57,600	434,170
Yamaguchi Financial Group, Inc.	243,500	1,423,086
Yellow Hat Ltd.	85,900	1,233,057
Yokorei Co., Ltd.	72,800	527,880
Yorozu Corp.	33,500	312,149
Yotai Refractories Co., Ltd.	49,700	558,912
Yurtec Corp.	74,500	434,753
Yushin Precision Equipment Co., Ltd.	96,500	630,177

Total Japan		370,030,000

Netherlands - 2.0%
Brunel International N.V.	99,944	1,277,497
Corbion N.V.	36,830	1,735,634
Eurocommercial Properties N.V.	62,083	1,347,486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2021

Investments	Shares	Value
Heijmans N.V., CVA	83,549	$1,415,677
Ordina N.V.	421,855	1,966,907
PostNL N.V.	3,198,292	13,919,170
Rhi Magnesita N.V.	81,094	3,631,237
TKH Group N.V., CVA	42,627	2,690,386
Wereldhave N.V.(a)	71,619	1,042,497

Total Netherlands		29,026,491

Norway - 3.1%
ABG Sundal Collier Holding ASA	2,450,463	2,564,868
AF Gruppen ASA(a)	65,196	1,431,335
Atea ASA*	172,781	3,213,327
Austevoll Seafood ASA	264,669	3,193,448
Bonheur ASA	30,576	1,230,904
Borregaard ASA	84,697	2,132,240
Bouvet ASA	207,820	1,779,301
Europris ASA(b)	376,244	3,007,972
Hunter Group ASA*	5,099,542	1,711,741
Kid ASA(b)	177,025	2,260,415
Kitron ASA(a)	491,391	1,315,087
Multiconsult ASA(b)	83,435	1,476,006
Pareto Bank ASA	115,448	778,966
Protector Forsikring ASA	152,521	1,874,882
Sbanken ASA(b)	105,914	1,125,403
Selvaag Bolig ASA	229,962	1,329,969
SpareBank 1 Nord Norge	90,636	1,157,322
Sparebank 1 Oestlandet	122,122	2,016,371
SpareBank 1 SMN	76,733	1,296,533
Sparebanken Vest	128,385	1,458,805
TGS ASA	282,713	2,711,618
Veidekke ASA	378,088	5,676,701

Total Norway		44,743,214

Peru - 0.1%
Hochschild Mining PLC	625,850	1,102,835

Portugal - 1.4%
Altri, SGPS, S.A.(a)	425,729	2,716,019
Corticeira Amorim, SGPS, S.A.	111,176	1,426,123
Navigator Co. S.A. (The)(a)	1,365,420	5,201,730
REN - Redes Energeticas Nacionais, SGPS, S.A.	1,684,905	4,876,407
Sonae, SGPS, S.A.	4,658,569	5,313,617

Total Portugal		19,533,896

Singapore - 3.5%
Best World International Ltd.*†(a)	786,000	420,213
Bukit Sembawang Estates Ltd.(a)	719,100	2,672,322
China Sunsine Chemical Holdings Ltd.	758,100	272,728
Civmec Ltd.	1,293,600	638,092
ComfortDelGro Corp., Ltd.(a)	2,134,600	2,216,697
CSE Global Ltd.(a)	1,919,200	704,672
Hong Fok Corp., Ltd.	473,500	266,929
Hong Leong Asia Ltd.	595,200	373,062
Hour Glass Ltd. (The)	1,707,700	2,584,066
Keppel Infrastructure Trust(a)	14,950,882	6,044,009
NetLink NBN Trust(a)	12,840,000	9,524,163
Propnex Ltd.	1,431,600	1,794,610
Q&M Dental Group Singapore Ltd.(a)	3,408,600	1,529,654
Raffles Medical Group Ltd.	2,068,400	2,101,923
Riverstone Holdings Ltd.	6,197,400	3,217,876
Sembcorp Industries Ltd.(a)	2,299,800	3,411,787
Sheng Siong Group Ltd.(a)	4,160,200	4,505,353
Singapore Post Ltd.(a)	1,882,300	907,536
StarHub Ltd.	3,265,700	3,294,405
Tuan Sing Holdings Ltd.(a)	1,423,800	480,532
UMS Holdings Ltd.	1,631,198	1,839,129
Wing Tai Holdings Ltd.	818,900	1,087,291

Total Singapore		49,887,049

Spain - 2.8%
Aedas Homes S.A.(b)	118,551	3,249,070
Almirall S.A.	133,611	1,716,949
Applus Services S.A.	143,827	1,322,383
Cia de Distribucion Integral Logista Holdings S.A.	543,927	10,843,245
ContourGlobal PLC(b)	683,860	1,772,851
Ebro Foods S.A.(a)	209,277	4,017,267
Faes Farma S.A.	730,079	2,887,594
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros(a)	1,950,362	3,567,574
Miquel y Costas & Miquel S.A.	28,892	430,413
Neinor Homes S.A.*(b)	152,927	1,832,996
Prosegur Cash S.A.(a)(b)	2,017,605	1,436,307
Prosegur Cia de Seguridad S.A.(a)	1,183,410	3,108,737
Sacyr S.A.(a)	1,088,579	2,829,912
Unicaja Banco S.A.(b)	1,356,889	1,340,914

Total Spain		40,356,212

Sweden - 5.7%
AcadeMedia AB(b)	197,002	1,207,620
Akelius Residential Property AB, Class D(a)	285,960	587,950
Atrium Ljungberg AB, Class B	155,902	3,438,717
Beijer Alma AB	67,749	2,054,054
Bilia AB, Class A	196,637	3,479,321
Bonava AB, Class B	152,557	1,318,509
Bravida Holding AB(b)	192,154	2,695,379
Bufab AB	30,132	1,487,655
Byggmax Group AB	165,034	1,632,322
Catena AB	47,294	2,946,130
Clas Ohlson AB, Class B(a)	175,055	2,654,677
Cloetta AB, Class B	439,763	1,272,585
Coor Service Management Holding AB(b)	191,720	1,750,157
Dios Fastigheter AB	305,682	4,011,003
Dustin Group AB(a)(b)	127,659	1,496,007
Elanders AB, Class B	57,061	1,096,618
Ferronordic AB	31,884	1,186,778
Inwido AB	123,430	2,552,074
JM AB	109,517	4,942,499
KNOW IT AB	28,732	1,191,633
Lagercrantz Group AB, Class B	140,153	2,060,379
LeoVegas AB(a)(b)	334,108	1,293,057

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2021

Investments	Shares	Value
Lindab International AB	80,817	$2,868,899
Loomis AB	88,966	2,365,195
Mycronic AB	73,765	1,719,094
NCC AB, Class B	133,134	2,465,975
Nobia AB	277,205	1,668,646
Nobina AB(b)	278,380	3,289,944
Nolato AB, Class B	189,718	2,260,980
Nordic Waterproofing Holding AB	50,702	1,248,811
Peab AB, Class B	742,981	9,371,530
Platzer Fastigheter Holding AB, Class B	140,858	2,109,638
Ratos AB, Class B	282,390	1,807,463
Scandi Standard AB	33,221	150,440
Troax Group AB	40,044	2,050,000
Volati AB	54,993	1,375,759

Total Sweden		81,107,498

Switzerland - 1.3%
Arbonia AG	126,752	2,865,710
EFG International AG*	278,841	2,126,922
Huber + Suhner AG, Registered Shares	24,726	2,360,931
Landis+Gyr Group AG*	47,696	3,232,429
Mobilezone Holding AG, Registered Shares	135,830	2,030,406
Swissquote Group Holding S.A., Registered Shares	9,894	2,177,190
Valiant Holding AG, Registered Shares	29,434	2,949,376
Zehnder Group AG	12,270	1,253,731

Total Switzerland		18,996,695

United Kingdom - 14.5%
Aclara Resources, Inc.*(a)	85,991	98,030
AJ Bell PLC	273,736	1,406,670
Alliance Pharma PLC	783,472	1,154,557
Assura PLC	4,145,856	3,919,518
Balfour Beatty PLC	476,341	1,690,372
Bodycote PLC	218,734	2,564,167
Brewin Dolphin Holdings PLC	788,567	3,951,876
CareTech Holdings PLC	213,971	1,669,323
Central Asia Metals PLC	723,667	2,538,642
Chesnara PLC	360,763	1,392,611
Clarkson PLC	44,000	2,312,317
CLS Holdings PLC	605,769	1,792,757
Coats Group PLC	1,576,010	1,477,162
Cohort PLC	60,696	439,822
Cranswick PLC	72,106	3,615,521
Currys PLC	1,172,570	1,816,887
Devro PLC	490,266	1,367,924
Diversified Energy Co. PLC	5,304,873	7,501,334
Domino’s Pizza Group PLC(a)	675,986	4,200,724
Drax Group PLC	890,432	7,296,577
EMIS Group PLC	133,838	2,465,366
Epwin Group PLC	344,945	490,571
Essentra PLC	246,460	1,151,671
Euromoney Institutional Investor PLC	106,793	1,337,974
FDM Group Holdings PLC	201,390	3,469,669
Ferrexpo PLC	4,800,089	19,465,434
Forterra PLC(b)	314,034	1,173,948
Gateley Holdings PLC	305,446	957,742
GB Group PLC	99,321	993,470
Genuit Group PLC	161,839	1,284,529
Great Portland Estates PLC	213,878	2,108,922
Henry Boot PLC	152,911	588,193
Hill & Smith Holdings PLC	92,557	2,251,535
Hilton Food Group PLC	140,445	2,168,573
Hunting PLC	256,631	588,129
Ibstock PLC(b)	389,338	1,074,717
IG Design Group PLC	162,788	564,450
Impax Asset Management Group PLC	110,755	2,208,178
IntegraFin Holdings PLC	259,548	1,970,409
James Fisher & Sons PLC*	61,221	306,392
James Halstead PLC	199,794	1,553,307
Jupiter Fund Management PLC	1,487,397	5,165,447
Keller Group PLC	137,733	1,837,542
Liontrust Asset Management PLC	75,452	2,248,311
Londonmetric Property PLC	1,902,721	7,303,617
Marshalls PLC	127,820	1,198,896
Mattioli Woods PLC	80,558	943,817
MJ Gleeson PLC	93,089	953,198
Moneysupermarket.com Group PLC	1,188,571	3,477,298
Morgan Advanced Materials PLC	290,362	1,409,912
Morgan Sindall Group PLC	94,047	3,210,026
Mortgage Advice Bureau Holdings Ltd.	77,115	1,514,502
NCC Group PLC	425,383	1,345,334
Next Fifteen Communications Group PLC	77,490	1,406,415
Numis Corp. PLC	256,852	1,189,795
Oxford Instruments PLC	37,865	1,348,828
Pagegroup PLC	127,754	1,096,186
Pan African Resources PLC	5,420,080	1,225,985
Paragon Banking Group PLC	431,674	3,312,217
PayPoint PLC(a)	229,716	2,069,073
Polar Capital Holdings PLC	322,219	3,460,886
Premier Miton Group PLC*	318,137	840,256
PZ Cussons PLC	517,467	1,440,315
QinetiQ Group PLC	637,498	2,296,802
Reach PLC	319,674	1,223,176
Redde Northgate PLC	636,155	3,761,060
Renew Holdings PLC*	127,943	1,446,992
Sabre Insurance Group PLC(b)	808,557	2,012,886
Safestore Holdings PLC	253,393	4,835,803
Savills PLC	173,107	3,301,264
Serco Group PLC	930,495	1,696,376
Serica Energy PLC	463,513	1,513,011
Smart Metering Systems PLC	180,700	2,058,340
Spirent Communications PLC	540,761	2,022,982
SThree PLC	199,944	1,256,578
Synthomer PLC	960,753	5,199,963
TBC Bank Group PLC	86,050	1,923,082
Telecom Plus PLC	161,944	3,478,813
TI Fluid Systems PLC(b)	654,421	2,260,271
Tyman PLC	308,570	1,669,681
Vesuvius PLC	480,717	2,931,285
Victrex PLC	94,895	3,141,286
Vivo Energy PLC(b)	2,625,296	4,686,587
Watkin Jones PLC	545,094	1,930,661
Wincanton PLC	249,871	1,245,451
Workspace Group PLC	188,259	2,061,573

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2021

Investments	Shares	Value
XPS Pensions Group PLC	536,746	$1,017,794

Total United Kingdom		207,349,543

TOTAL COMMON STOCKS (Cost: $1,318,324,202)		1,426,598,424

RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/4/22* (Cost: $140,468)	730,079	151,105

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree Europe SmallCap Dividend Fund(a)(c)	13,948	1,039,265
WisdomTree Japan SmallCap Dividend Fund(a)(c)	11,020	786,167

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,735,755)		1,825,432

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%

United States - 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d) (Cost: $38,539,339)	38,539,339	38,539,339

TOTAL INVESTMENTS IN SECURITIES - 102.4% (Cost: $1,358,739,764)		1,467,114,300
Other Assets less Liabilities - (2.4)%		(33,865,981)

NET ASSETS - 100.0%		$1,433,248,319

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $420,213, which represents 0.03% of net assets.

(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $69,981,766 and the total market value of the collateral held by the Fund was $73,992,720. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $35,453,381.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank	1/4/2022	326,601	USD	450,000	AUD	$—	$(571)
HSBC Holdings PLC	1/4/2022	102,226	USD	90,000	EUR	—	(122)
Morgan Stanley & Co. International	1/4/2022	74,423	USD	55,000	GBP	—	(72)

						$—	$(765)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks
Singapore	$49,466,836	$—	$420,213	*	$49,887,049
Other	1,376,711,375	—	—		1,376,711,375
Rights	151,105	—	—		151,105
Exchange-Traded Funds	1,825,432	—	—		1,825,432
Investment of Cash Collateral for Securities Loaned	—	38,539,339	—		38,539,339

Total Investments in Securities	$1,428,154,748	$38,539,339	$420,213		$1,467,114,300

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(765)	$—		$(765)

Total - Net	$1,428,154,748	$38,538,574	$420,213		$1,467,113,535

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 98.2%

Japan - 98.2%

Air Freight & Logistics - 0.1%
Kintetsu World Express, Inc.	51,100	$1,326,812
Mitsui-Soko Holdings Co., Ltd.	21,600	466,307

Total Air Freight & Logistics		1,793,119

Auto Components - 5.3%
Aisan Industry Co., Ltd.	63,000	419,070
Aisin Corp.	269,108	10,305,816
Bridgestone Corp.(a)	496,385	21,333,067
Daikyonishikawa Corp.	116,000	589,293
Denso Corp.	332,579	27,520,692
Eagle Industry Co., Ltd.	82,500	790,934
Exedy Corp.	58,500	845,838
FCC Co., Ltd.	39,300	510,895
FuKoKu Co., Ltd.	36,700	324,119
Furukawa Battery Co., Ltd. (The)	15,000	184,187
Futaba Industrial Co., Ltd.	55,900	211,163
G-Tekt Corp.	39,500	490,170
H-One Co., Ltd.	47,600	279,429
JTEKT Corp.	121,178	1,057,565
Koito Manufacturing Co., Ltd.	34,001	1,798,151
KYB Corp.	22,100	618,927
Musashi Seimitsu Industry Co., Ltd.	41,100	683,483
NGK Spark Plug Co., Ltd.	211,064	3,671,236
NHK Spring Co., Ltd.	153,200	1,301,112
Nifco, Inc.	43,390	1,360,235
NOK Corp.	135,000	1,467,761
Pacific Industrial Co., Ltd.	63,300	667,878
Press Kogyo Co., Ltd.	150,900	511,059
Riken Corp.	12,200	272,700
Sanoh Industrial Co., Ltd.	28,900	237,414
Shoei Co., Ltd.	14,000	550,736
Stanley Electric Co., Ltd.	66,907	1,672,748
Sumitomo Electric Industries Ltd.	513,183	6,682,453
Sumitomo Riko Co., Ltd.	63,100	325,486
Sumitomo Rubber Industries Ltd.	411,391	4,186,968
Suncall Corp.	64,700	347,224
Tachi-S Co., Ltd.	24,100	264,534
Taiho Kogyo Co., Ltd.(a)	20,300	143,143
Tokai Rika Co., Ltd.	78,314	1,052,756
Topre Corp.	48,400	500,581
Toyo Tire Corp.	98,600	1,536,090
Toyoda Gosei Co., Ltd.	86,900	1,888,097
Toyota Boshoku Corp.	205,036	4,016,857
TPR Co., Ltd.	43,094	533,646
TS Tech Co., Ltd.	97,564	1,197,998
Yokohama Rubber Co., Ltd. (The)	206,100	3,298,531
Yorozu Corp.	20,500	191,016

Total Auto Components		105,841,058

Automobiles - 8.9%
Honda Motor Co., Ltd.	1,403,947	39,379,522
Isuzu Motors Ltd.	603,400	7,498,288
Subaru Corp.	460,967	8,234,199
Suzuki Motor Corp.	229,836	8,839,769
Toyota Motor Corp.	5,674,550	103,753,767
Yamaha Motor Co., Ltd.(a)	436,900	10,467,692

Total Automobiles		178,173,237

Banks - 8.5%
Mitsubishi UFJ Financial Group, Inc.	13,451,022	72,993,302
Mizuho Financial Group, Inc.	3,050,164	38,751,161
Sumitomo Mitsui Financial Group, Inc.	1,715,200	58,729,830

Total Banks		170,474,293

Beverages - 1.4%
Asahi Group Holdings Ltd.	263,300	10,229,727
Kirin Holdings Co., Ltd.	740,645	11,879,391
Suntory Beverage & Food Ltd.	137,200	4,956,381
Takara Holdings, Inc.	73,800	782,509

Total Beverages		27,848,008

Biotechnology - 0.0%
Takara Bio, Inc.	20,700	475,279

Building Products - 1.7%
AGC, Inc.	205,947	9,818,497
Aica Kogyo Co., Ltd.	64,000	1,847,944
Central Glass Co., Ltd.	36,500	675,767
Daikin Industries Ltd.	48,049	10,886,183
Lixil Corp.	197,800	5,264,704
Nihon Flush Co., Ltd.	17,600	163,842
Noritz Corp.(a)	26,600	387,606
Okabe Co., Ltd.	70,600	444,488
Sanwa Holdings Corp.	209,431	2,231,530
TOTO Ltd.	63,400	2,912,475

Total Building Products		34,633,036

Capital Markets - 0.4%
Monex Group, Inc.	114,700	698,230
SBI Holdings, Inc.	242,000	6,588,251
Sparx Group Co., Ltd.	325,100	844,122

Total Capital Markets		8,130,603

Chemicals - 6.5%
ADEKA Corp.	93,200	2,077,586
Arakawa Chemical Industries Ltd.	41,200	426,472
Asahi Kasei Corp.	978,922	9,189,481
Chugoku Marine Paints Ltd.	93,400	770,527
Daicel Corp.	303,742	2,096,955
Denka Co., Ltd.	69,815	2,279,574
DIC Corp.	70,353	1,769,287
Fujimi, Inc.	22,000	1,480,613
Fuso Chemical Co., Ltd.	6,100	257,179
Ishihara Sangyo Kaisha Ltd.	13,000	134,341
JCU Corp.	5,000	237,506
JSP Corp.	25,400	360,636
JSR Corp.	77,500	2,944,401
Kaneka Corp.	52,700	1,727,606
Kansai Paint Co., Ltd.	84,700	1,838,826
KH Neochem Co., Ltd.	15,900	439,078
Kumiai Chemical Industry Co., Ltd.	74,100	508,993
Kuraray Co., Ltd.(a)	322,537	2,798,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2021

Investments	Shares	Value
Kureha Corp.	16,700	$1,192,080
Kyowa Leather Cloth Co., Ltd.	45,400	255,869
Lintec Corp.	88,647	2,028,439
MEC Co., Ltd.(a)	5,000	173,896
Mitsubishi Chemical Holdings Corp.	919,563	6,803,592
Mitsubishi Gas Chemical Co., Inc.	174,482	2,951,595
Mitsui Chemicals, Inc.	144,915	3,888,562
Nihon Nohyaku Co., Ltd.	126,800	545,057
Nihon Parkerizing Co., Ltd.	88,900	868,503
Nippon Kayaku Co., Ltd.	148,000	1,521,706
Nippon Pillar Packing Co., Ltd.	26,300	849,603
Nippon Sanso Holdings Corp.	136,753	2,984,328
Nippon Shokubai Co., Ltd.	23,900	1,104,147
Nippon Soda Co., Ltd.	29,000	833,572
Nissan Chemical Corp.	61,753	3,582,216
Nitto Denko Corp.	96,774	7,470,981
NOF Corp.	50,300	2,537,823
Riken Technos Corp.	88,500	399,635
Sanyo Chemical Industries Ltd.	21,700	1,006,278
Shin-Etsu Chemical Co., Ltd.	152,079	26,307,270
Showa Denko K.K.	92,300	1,935,691
Sumitomo Bakelite Co., Ltd.	33,500	1,696,018
Sumitomo Chemical Co., Ltd.	1,326,285	6,242,425
Sumitomo Seika Chemicals Co., Ltd.	17,600	479,145
T Hasegawa Co., Ltd.	13,400	314,651
Taiyo Holdings Co., Ltd.	45,752	1,382,632
Teijin Ltd.	170,300	2,092,610
Tokai Carbon Co., Ltd.(a)	115,500	1,211,619
Tokuyama Corp.	54,400	863,560
Tokyo Ohka Kogyo Co., Ltd.	20,800	1,228,258
Toray Industries, Inc.	739,018	4,375,515
Tosoh Corp.	245,107	3,631,215
Toyo Ink SC Holdings Co., Ltd.	68,200	1,140,072
Toyobo Co., Ltd.	73,251	798,951
Ube Industries Ltd.	128,600	2,231,278
Zeon Corp.	138,600	1,597,171

Total Chemicals		129,863,118

Commercial Services & Supplies - 0.1%
Pilot Corp.	10,600	405,020
Sato Holdings Corp.	34,800	665,145

Total Commercial Services & Supplies		1,070,165

Communications Equipment - 0.0%
Uniden Holdings Corp.	13,200	418,966

Construction & Engineering - 0.4%
Kajima Corp.	499,700	5,732,306
Penta-Ocean Construction Co., Ltd.	233,800	1,319,699
Taikisha Ltd.	42,300	1,149,746

Total Construction & Engineering		8,201,751

Construction Materials - 0.1%
Krosaki Harima Corp.	15,300	586,596
Taiheiyo Cement Corp.	81,700	1,612,645

Total Construction Materials		2,199,241

Consumer Finance - 0.2%
Acom Co., Ltd.	577,400	1,659,671
AEON Financial Service Co., Ltd.	133,300	1,437,702

Total Consumer Finance		3,097,373

Containers & Packaging - 0.1%
Toyo Seikan Group Holdings Ltd.	227,800	2,716,073

Diversified Financial Services - 0.4%
Mitsubishi HC Capital, Inc.	1,569,890	7,757,087

Electrical Equipment - 1.7%
Daihen Corp.	19,300	800,291
Fuji Electric Co., Ltd.	65,173	3,554,222
Furukawa Electric Co., Ltd.	54,681	1,102,595
GS Yuasa Corp.	61,084	1,356,892
Idec Corp.	14,300	346,091
Mabuchi Motor Co., Ltd.(a)	9,100	300,291
Mitsubishi Electric Corp.	1,284,014	16,262,728
Nidec Corp.	65,216	7,656,813
Nippon Carbon Co., Ltd.(a)	11,400	412,817
Nissin Electric Co., Ltd.	82,500	1,129,087
Sanyo Denki Co., Ltd.	8,200	429,386
Sinfonia Technology Co., Ltd.	40,800	464,848
Tatsuta Electric Wire and Cable Co., Ltd.	61,600	255,697

Total Electrical Equipment		34,071,758

Electronic Equipment, Instruments & Components - 4.1%
A&D Co., Ltd.(a)	15,400	168,904
Ai Holdings Corp.	26,000	434,406
Amano Corp.	51,833	1,191,455
Anritsu Corp.	66,500	1,026,186
Canon Electronics, Inc.	38,400	528,873
Citizen Watch Co., Ltd.	151,600	655,610
Dexerials Corp.	63,800	2,302,019
Elematec Corp.	36,000	337,632
Furuno Electric Co., Ltd.	46,500	489,006
Hakuto Co., Ltd.	36,719	844,357
Hamamatsu Photonics K.K.	26,600	1,695,489
Hioki EE Corp.	5,700	434,597
Hirose Electric Co., Ltd.	12,160	2,042,242
Horiba Ltd.	18,900	1,109,496
Ibiden Co., Ltd.	23,201	1,378,098
Innotech Corp.	17,900	233,630
Iriso Electronics Co., Ltd.	5,000	188,225
Japan Aviation Electronics Industry Ltd.	49,400	854,113
Kaga Electronics Co., Ltd.	25,600	726,951
Keyence Corp.	18,840	11,825,411
Macnica Fuji Electronics Holdings, Inc.	62,600	1,496,029
Meiko Electronics Co., Ltd.	5,900	243,880
Murata Manufacturing Co., Ltd.	347,768	27,654,132
Nichicon Corp.	46,100	505,617
Nippon Electric Glass Co., Ltd.	89,160	2,283,295
Nissha Co., Ltd.(a)	25,600	371,256
Omron Corp.	38,200	3,801,589
Optex Group Co., Ltd.(a)	15,200	216,869
Osaki Electric Co., Ltd.	118,600	482,001
Restar Holdings Corp.	26,000	455,178
Ryosan Co., Ltd.	13,445	265,386
Sanshin Electronics Co., Ltd.	38,454	492,884

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

Wisdom Tree Japan Hedged Equity Fund (DXJ)

December 31, 2021

Investments	Shares	Value
Shimadzu Corp.	76,900	$3,242,148
Siix Corp.(a)	48,500	596,379
Taiyo Yuden Co., Ltd.	44,500	2,558,204
TDK Corp.	139,404	5,435,491
Tokyo Electron Device Ltd.	10,800	616,178
Topcon Corp.	20,700	298,218
V Technology Co., Ltd.	9,900	309,066
Yokogawa Electric Corp.	106,138	1,911,599

Total Electronic Equipment, Instruments & Components		81,702,099

Energy Equipment & Services - 0.0%
Modec, Inc.	24,300	290,574

Entertainment - 3.2%
Capcom Co., Ltd.	74,300	1,747,248
Koei Tecmo Holdings Co., Ltd.	73,222	2,877,249
Konami Holdings Corp.	44,500	2,133,125
Marvelous, Inc.	72,500	460,228
Nintendo Co., Ltd.	119,000	55,441,362
Square Enix Holdings Co., Ltd.	33,900	1,736,876
Toei Animation Co., Ltd.	3,500	348,009

Total Entertainment		64,744,097

Food & Staples Retailing - 1.0%
Cosmos Pharmaceutical Corp.(a)	3,500	514,567
Seven & I Holdings Co., Ltd.	450,324	19,771,944

Total Food & Staples Retailing		20,286,511

Food Products - 1.2%
Ajinomoto Co., Inc.	295,613	8,977,106
Ariake Japan Co., Ltd.	6,800	368,477
Fuji Oil Holdings, Inc.	49,600	999,279
Kagome Co., Ltd.(a)	29,500	766,480
Kikkoman Corp.	21,100	1,771,847
Nippon Suisan Kaisha Ltd.	71,700	338,093
Nisshin Seifun Group, Inc.	157,400	2,266,243
Nissin Foods Holdings Co., Ltd.	38,800	2,826,903
Riken Vitamin Co., Ltd.	29,800	440,964
Toyo Suisan Kaisha Ltd.	55,400	2,345,317
Yakult Honsha Co., Ltd.	43,587	2,271,043

Total Food Products		23,371,752

Health Care Equipment & Supplies - 1.3%
Hoya Corp.	71,057	10,557,816
Jeol Ltd.	5,100	407,008
Mani, Inc.	20,100	278,403
Nakanishi, Inc.	39,000	717,311
Nihon Kohden Corp.	27,600	756,181
Nipro Corp.	107,600	1,017,554
Olympus Corp.	145,800	3,354,584
Sysmex Corp.	26,160	3,532,526
Terumo Corp.	109,912	4,638,724

Total Health Care Equipment & Supplies		25,260,107

Health Care Technology - 0.1%
M3, Inc.	25,100	1,262,683

Household Durables - 2.3%
Casio Computer Co., Ltd.	162,257	2,083,957
Fujitsu General Ltd.	33,900	803,968
JVCKenwood Corp.	139,600	213,361
Nikon Corp.	174,100	1,874,725
Panasonic Corp.	985,170	10,822,283
Rinnai Corp.	14,500	1,307,021
Sekisui Chemical Co., Ltd.	305,500	5,098,962
Sharp Corp.	328,500	3,768,386
Sony Group Corp.	138,600	17,422,040
Sumitomo Forestry Co., Ltd.	148,200	2,864,775
Toa Corp.	47,900	336,097
Zojirushi Corp.(a)	35,300	442,036

Total Household Durables		47,037,611

Household Products - 0.3%
Pigeon Corp.(a)	78,300	1,494,537
Unicharm Corp.	114,800	4,983,589

Total Household Products		6,478,126

Industrial Conglomerates - 1.6%
Hitachi Ltd.	385,705	20,867,024
Nisshinbo Holdings, Inc.	168,624	1,281,282
Toshiba Corp.	238,100	9,779,975

Total Industrial Conglomerates		31,928,281

Insurance - 4.4%
Dai-ichi Life Holdings, Inc.	694,600	14,027,114
MS&AD Insurance Group Holdings, Inc.	625,100	19,265,164
Sompo Holdings, Inc.	541,300	22,840,317
Tokio Marine Holdings, Inc.	586,800	32,571,973

Total Insurance		88,704,568

Internet & Direct Marketing Retail - 0.0%
Aucnet, Inc.(a)	12,200	177,562

IT Services - 0.9%
Fujitsu Ltd.	48,432	8,298,062
GMO GlobalSign Holdings K.K.(a)	3,300	119,930
NEC Corp.	99,300	4,578,898
NTT Data Corp.	283,800	6,077,468

Total IT Services		19,074,358

Leisure Products - 0.9%
Bandai Namco Holdings, Inc.	73,200	5,717,171
GLOBERIDE, Inc.	6,700	183,857
Mizuno Corp.	10,500	204,611
Roland Corp.	25,500	870,262
Sega Sammy Holdings, Inc.	164,700	2,584,455
Shimano, Inc.	21,800	5,804,246
Yamaha Corp.	45,007	2,216,054

Total Leisure Products		17,580,656

Machinery - 5.3%
Amada Co., Ltd.	270,393	2,674,462
Anest Iwata Corp.	45,500	351,261
Bando Chemical Industries Ltd.	71,000	550,588
CKD Corp.	29,000	588,537
Daifuku Co., Ltd.	23,900	1,950,936
DMG Mori Co., Ltd.	22,600	388,000
Ebara Corp.	65,331	3,625,245

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

Wisdom Tree Japan Hedged Equity Fund (DXJ)

December 31, 2021

Investments	Shares	Value
FANUC Corp.	86,189	$18,247,474
Fujitec Co., Ltd.	67,000	1,466,198
Glory Ltd.	49,200	935,251
Hino Motors Ltd.	165,800	1,364,929
Hitachi Zosen Corp.	46,800	324,314
Hokuetsu Industries Co., Ltd.	45,200	395,262
Hoshizaki Corp.	17,769	1,334,739
IHI Corp.	38,700	778,335
Iwaki Co., Ltd.	22,900	207,215
Japan Steel Works Ltd. (The)	28,600	958,673
Kawasaki Heavy Industries Ltd.	29,500	532,335
Kito Corp.	38,900	670,882
Komatsu Ltd.	477,206	11,161,950
Kubota Corp.	482,602	10,701,439
Kurita Water Industries Ltd.	41,100	1,948,730
Makita Corp.	82,038	3,478,716
Meidensha Corp.	28,400	675,750
MINEBEA MITSUMI, Inc.	108,901	3,087,680
MISUMI Group, Inc.	52,300	2,143,685
Mitsubishi Heavy Industries Ltd.	325,519	7,516,434
Mitsubishi Logisnext Co., Ltd.	13,400	123,347
Mitsuboshi Belting Ltd.	25,600	479,298
Miura Co., Ltd.	24,700	849,394
Nabtesco Corp.(a)	61,000	1,803,699
NGK Insulators Ltd.	198,275	3,347,198
Nissei ASB Machine Co., Ltd.	10,500	289,045
Nissei Plastic Industrial Co., Ltd.	15,800	143,518
Nitta Corp.	17,200	440,175
Nomura Micro Science Co., Ltd.	4,600	222,900
Noritake Co., Ltd.	6,600	287,717
Obara Group, Inc.(a)	18,700	561,869
Organo Corp.	3,800	285,441
OSG Corp.	23,124	358,642
Sansei Technologies, Inc.	25,800	174,308
Shibaura Machine Co., Ltd.	17,900	584,464
SMC Corp.	13,251	8,928,358
Sodick Co., Ltd.	39,300	279,508
Star Micronics Co., Ltd.	51,100	687,368
Sumitomo Heavy Industries Ltd.	91,837	2,224,249
Takeuchi Manufacturing Co., Ltd.	19,400	459,751
Teikoku Electric Manufacturing Co., Ltd.	22,000	282,558
Tocalo Co., Ltd.	34,800	445,747
Torishima Pump Manufacturing Co., Ltd.	40,700	338,239
Tsubaki Nakashima Co., Ltd.	20,200	257,686
Tsubakimoto Chain Co.	28,200	773,844
Tsugami Corp.	28,200	430,267
YAMABIKO Corp.(a)	35,100	379,789
Yaskawa Electric Corp.	53,400	2,615,397
Yushin Precision Equipment Co., Ltd.	45,600	297,783

Total Machinery		106,410,579

Marine - 2.2%
Iino Kaiun Kaisha Ltd.	165,000	782,337
Mitsui OSK Lines Ltd.	271,200	20,112,440
Nippon Yusen K.K.	290,800	22,121,558
NS United Kaiun Kaisha Ltd.	22,000	667,708

Total Marine		43,684,043

Media - 0.2%
Dentsu Group, Inc.(a)	126,000	4,486,127

Metals & Mining - 2.1%
Asahi Holdings, Inc.	85,200	1,516,738
Daido Steel Co., Ltd.	23,200	840,120
Daiki Aluminium Industry Co., Ltd.	48,900	678,158
Dowa Holdings Co., Ltd.	34,800	1,461,144
JFE Holdings, Inc.	577,900	7,362,071
Kobe Steel Ltd.	236,100	1,183,012
Kyoei Steel Ltd.	60,100	738,496
Maruichi Steel Tube Ltd.	80,900	1,789,347
Mitsubishi Materials Corp.	92,900	1,593,309
Mitsui Mining & Smelting Co., Ltd.	39,500	1,075,355
Neturen Co., Ltd.	44,400	224,786
Nippon Steel Corp.	729,700	11,903,447
Nippon Yakin Kogyo Co., Ltd.	13,110	258,090
Nittetsu Mining Co., Ltd.	2,900	165,959
Sanyo Special Steel Co., Ltd.	29,900	528,388
Sumitomo Metal Mining Co., Ltd.	258,700	9,772,437

Total Metals & Mining		41,090,857

Multiline Retail - 0.1%
Ryohin Keikaku Co., Ltd.	116,900	1,780,579

Oil, Gas & Consumable Fuels - 2.1%
ENEOS Holdings, Inc.	5,566,500	20,800,356
Idemitsu Kosan Co., Ltd.	403,400	10,288,618
Inpex Corp.	1,171,300	10,191,851
Nippon Coke & Engineering Co., Ltd.	303,300	347,667

Total Oil, Gas & Consumable Fuels		41,628,492

Paper & Forest Products - 0.3%
Daiken Corp.	20,300	382,713
Hokuetsu Corp.	165,500	1,033,342
Nippon Paper Industries Co., Ltd.	68,800	648,837
Oji Holdings Corp.	632,500	3,059,376

Total Paper & Forest Products		5,124,268

Personal Products - 0.9%
Kao Corp.	262,580	13,724,710
Rohto Pharmaceutical Co., Ltd.	27,200	820,807
Shiseido Co., Ltd.	50,122	2,791,737

Total Personal Products		17,337,254

Pharmaceuticals - 6.5%
Astellas Pharma, Inc.	1,069,904	17,378,797
Chugai Pharmaceutical Co., Ltd.	580,200	18,818,523
Kyowa Kirin Co., Ltd.	164,170	4,469,393
Nippon Shinyaku Co., Ltd.	17,300	1,203,361
Ono Pharmaceutical Co., Ltd.	295,200	7,321,360
Otsuka Holdings Co., Ltd.	297,700	10,777,746
Shionogi & Co., Ltd.	114,377	8,070,107

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

Wisdom Tree Japan Hedged Equity Fund (DXJ)

December 31, 2021

Investments	Shares	Value
Sumitomo Dainippon Pharma Co., Ltd.	134,900	$1,552,190
Takeda Pharmaceutical Co., Ltd.	2,181,963	59,440,041
Towa Pharmaceutical Co., Ltd.	23,300	579,490

Total Pharmaceuticals		129,611,008

Professional Services - 0.5%
Outsourcing, Inc.(a)	10,400	139,985
Persol Holdings Co., Ltd.	72,100	2,091,216
Recruit Holdings Co., Ltd.	119,300	7,222,957

Total Professional Services		9,454,158

Road & Rail - 0.3%
Alps Logistics Co., Ltd.	26,600	258,481
Hitachi Transport System Ltd.	41,900	1,964,830
Nippon Express Co., Ltd.*	71,000	4,201,859

Total Road & Rail		6,425,170

Semiconductors & Semiconductor Equipment - 4.7%
Advantest Corp.	95,500	9,039,555
Disco Corp.	19,600	5,982,719
Ferrotec Holdings Corp.	14,100	518,549
Furuya Metal Co., Ltd.	2,300	241,075
Lasertec Corp.	10,200	3,125,857
Micronics Japan Co., Ltd.	10,900	175,490
Mitsui High-Tec, Inc.	3,600	352,325
Optorun Co., Ltd.	28,300	583,916
Rohm Co., Ltd.	38,300	3,482,272
SCREEN Holdings Co., Ltd.	10,960	1,177,328
Shibaura Mechatronics Corp.	1,700	142,460
Shinko Electric Industries Co., Ltd.	43,259	2,062,367
SUMCO Corp.(a)	86,900	1,772,638
Tokyo Electron Ltd.	110,253	63,458,546
Tokyo Seimitsu Co., Ltd.	27,800	1,231,210
Ulvac, Inc.	17,400	1,087,925
Yamaichi Electronics Co., Ltd.	28,000	565,568

Total Semiconductors & Semiconductor Equipment		94,999,800

Software - 0.2%
Cybernet Systems Co., Ltd.	37,600	232,153
Trend Micro, Inc.	81,308	4,511,816

Total Software		4,743,969

Specialty Retail - 0.7%
ABC-Mart, Inc.	60,300	2,581,555
Fast Retailing Co., Ltd.	16,900	9,584,812
IDOM, Inc.	37,000	232,304
VT Holdings Co., Ltd.	173,500	703,613

Total Specialty Retail		13,102,284

Technology Hardware, Storage & Peripherals - 2.8%
Brother Industries Ltd.	184,943	3,550,944
Canon, Inc.(a)	1,012,697	24,632,576
Eizo Corp.	17,200	602,683
FUJIFILM Holdings Corp.	221,695	16,414,151
Konica Minolta, Inc.	653,800	2,975,044
MCJ Co., Ltd.	70,900	666,794
Riso Kagaku Corp.	15,700	292,581
Roland DG Corp.(a)	6,700	217,602
Seiko Epson Corp.	298,800	5,373,756
Toshiba TEC Corp.	9,600	392,237
Wacom Co., Ltd.	66,400	528,179

Total Technology Hardware, Storage & Peripherals		55,646,547

Textiles, Apparel & Luxury Goods - 0.2%
Asics Corp.	58,392	1,293,036
Kurabo Industries Ltd.	26,347	447,754
Onward Holdings Co., Ltd.	127,800	331,833
Seiko Holdings Corp.	17,000	331,128
Seiren Co., Ltd.	25,610	559,770
Wacoal Holdings Corp.	35,300	654,470

Total Textiles, Apparel & Luxury Goods		3,617,991

Tobacco - 4.6%
Japan Tobacco, Inc.(a)	4,611,731	93,011,552

Trading Companies & Distributors - 7.4%
Alconix Corp.	15,800	183,994
Chori Co., Ltd.	22,700	360,149
Hanwa Co., Ltd.	15,100	427,476
Inabata & Co., Ltd.	91,986	1,339,590
ITOCHU Corp.	1,634,994	49,949,276
Kokusai Pulp & Paper Co., Ltd.	75,300	213,826
Marubeni Corp.	1,706,878	16,593,721
Mitsubishi Corp.	1,337,400	42,414,005
Nagase & Co., Ltd.	107,300	1,735,920
Nippon Steel Trading Corp.	38,000	1,656,550
Sanyo Trading Co., Ltd.	42,900	387,443
Shinsho Corp.	11,800	355,573
Sojitz Corp.	193,804	2,908,196
Sumitomo Corp.	1,320,577	19,501,031
Toyota Tsusho Corp.	209,010	9,619,669

Total Trading Companies & Distributors		147,646,419

Transportation Infrastructure - 0.0%
Nissin Corp.	15,800	227,077

TOTAL COMMON STOCKS (Cost: $1,946,963,256)		1,964,691,324

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.1%

United States - 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b) (Cost: $61,266,015)	61,266,015	61,266,015

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $2,008,229,271)		2,025,957,339
Other Assets less Liabilities - (1.3)%		(26,514,151)

NET ASSETS - 100.0%		$1,999,443,188

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $93,327,193 and the total market value of the collateral held by the Fund was $98,298,872. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $37,032,857.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

Wisdom Tree Japan Hedged Equity Fund (DXJ)

December 31, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	1/6/2022	55,243,361,949	JPY	479,729,634	USD	$4,017	$—
Citibank N.A.	1/6/2022	464,621,569	USD	52,715,312,748	JPY	6,841,511	—
Citibank N.A.	2/3/2022	499,877,824	USD	57,553,283,302	JPY	—	(17,200)
Goldman Sachs	1/6/2022	55,243,313,976	JPY	479,729,634	USD	3,601	—
Goldman Sachs	1/6/2022	464,621,569	USD	52,714,383,505	JPY	6,849,580	—
Goldman Sachs	2/3/2022	499,877,824	USD	57,553,483,254	JPY	—	(18,937)
Imperial Bank of Canada	1/4/2022	802,162	USD	92,300,000	JPY	633	—
JP Morgan Chase Bank N.A.	1/6/2022	3,925,013,606	JPY	34,170,488	USD	—	(85,649)
JP Morgan Chase Bank N.A.	1/6/2022	55,243,074,111	JPY	479,729,634	USD	1,518	—
JP Morgan Chase Bank N.A.	1/6/2022	464,621,569	USD	52,714,848,126	JPY	6,845,545	—
JP Morgan Chase Bank N.A.	2/3/2022	499,877,824	USD	57,552,883,400	JPY	—	(13,727)
Royal Bank of Canada	1/6/2022	3,466,017,790	JPY	30,517,016	USD	—	(418,099)
UBS AG	1/6/2022	55,243,818,536	JPY	479,729,633	USD	7,983	—
UBS AG	1/6/2022	464,621,567	USD	52,714,754,975	JPY	6,846,352	—
UBS AG	1/6/2022	125,119,765	USD	14,184,715,150	JPY	1,939,623	—
UBS AG	2/3/2022	499,877,824	USD	57,553,259,308	JPY	—	(16,992)

						$29,340,363	$(570,604)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

Wisdom Tree Japan Hedged Equity Fund (DXJ)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Road & Rail	$2,223,311	$4,201,859	$—	$6,425,170
Other	1,958,266,154	—	—	1,958,266,154
Investment of Cash Collateral for Securities Loaned	—	61,266,015	—	61,266,015

Total Investments in Securities	$1,960,489,465	$65,467,874	$—	$2,025,957,339

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$29,340,363	$—	$29,340,363
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(570,604)	$—	$(570,604)

Total - Net	$1,960,489,465	$94,237,633	$—	$2,054,727,098

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 98.4%

Japan - 98.4%

Air Freight & Logistics - 0.7%
AIT Corp.	2,600	$32,987
Kintetsu World Express, Inc.	4,100	106,456
Konoike Transport Co., Ltd.	900	9,629
Maruwa Unyu Kikan Co., Ltd.	2,300	29,081
Mitsui-Soko Holdings Co., Ltd.	1,800	38,859
SBS Holdings, Inc.	800	22,682

Total Air Freight & Logistics		239,694

Auto Components - 4.2%
Aisan Industry Co., Ltd.	5,600	37,251
Daikyonishikawa Corp.	7,500	38,101
Eagle Industry Co., Ltd.	6,300	60,399
Exedy Corp.	4,100	59,281
FCC Co., Ltd.	1,700	22,100
FuKoKu Co., Ltd.(a)	2,800	24,728
Furukawa Battery Co., Ltd. (The)	1,500	18,419
Futaba Industrial Co., Ltd.	700	2,644
G-Tekt Corp.	2,598	32,239
H-One Co., Ltd.	4,000	23,481
IJTT Co., Ltd.	3,300	19,458
KYB Corp.	2,100	58,812
Musashi Seimitsu Industry Co., Ltd.	3,700	61,530
NHK Spring Co., Ltd.	13,400	113,805
Nihon Tokushu Toryo Co., Ltd.	2,700	20,469
NOK Corp.	10,100	109,810
Pacific Industrial Co., Ltd.	4,600	48,535
Press Kogyo Co., Ltd.	11,400	38,609
Riken Corp.	1,000	22,352
Sanoh Industrial Co., Ltd.	2,800	23,002
Shoei Co., Ltd.	1,000	39,338
Sumitomo Riko Co., Ltd.	700	3,611
Tachi-S Co., Ltd.	2,200	24,148
Taiho Kogyo Co., Ltd.(a)	2,600	18,333
Tokai Rika Co., Ltd.	5,325	71,583
Topre Corp.	1,800	18,617
Toyo Tire Corp.	7,200	112,169
Toyoda Gosei Co., Ltd.	7,700	167,300
TPR Co., Ltd.	3,106	38,463
TS Tech Co., Ltd.	8,500	104,372
Yorozu Corp.	1,900	17,704

Total Auto Components		1,450,663

Automobiles - 0.1%
Nissan Shatai Co., Ltd.	5,900	36,121

Banks - 8.0%
77 Bank Ltd. (The)	6,900	79,992
Aichi Bank Ltd. (The)	1,400	56,715
Akita Bank Ltd. (The)	2,400	34,076
Aomori Bank Ltd. (The)(a)	1,800	27,714
Aozora Bank Ltd.(a)	11,200	244,901
Awa Bank Ltd. (The)	1,000	18,862
Bank of Iwate Ltd. (The)	1,900	30,821
Bank of Nagoya Ltd. (The)	300	7,149
Bank of Saga Ltd. (The)	3,000	37,749
Bank of the Ryukyus Ltd.	5,200	34,454
Chugoku Bank Ltd. (The)	11,500	89,979
Daishi Hokuetsu Financial Group, Inc.	3,600	79,406
Ehime Bank Ltd. (The)	600	4,345
FIDEA Holdings Co., Ltd.	2,600	30,187
Fukui Bank Ltd. (The)	2,400	29,261
Gunma Bank Ltd. (The)	26,900	82,227
Hachijuni Bank Ltd. (The)	30,300	103,408
Hokkoku Financial Holdings, Inc.	400	8,858
Hokuhoku Financial Group, Inc.	8,200	65,084
Hyakugo Bank Ltd. (The)	9,100	27,184
Hyakujushi Bank Ltd. (The)	3,100	40,515
Iyo Bank Ltd. (The)	13,300	66,526
Juroku Financial Group, Inc.	2,800	52,715
Keiyo Bank Ltd. (The)	7,800	31,564
Kiyo Bank Ltd. (The)	3,898	47,762
Kyushu Financial Group, Inc.	30,600	111,075
Mebuki Financial Group, Inc.	103,900	213,836
Miyazaki Bank Ltd. (The)	2,100	37,931
Musashino Bank Ltd. (The)	3,500	54,678
Nanto Bank Ltd. (The)	1,600	26,969
Nishi-Nippon Financial Holdings, Inc.	10,500	67,839
North Pacific Bank Ltd.	24,900	54,058
Ogaki Kyoritsu Bank Ltd. (The)	3,600	60,430
Oita Bank Ltd. (The)	1,900	30,161
Okinawa Financial Group, Inc.	1,940	37,232
San ju San Financial Group, Inc.	3,600	46,018
San-In Godo Bank Ltd. (The)	8,400	47,268
Senshu Ikeda Holdings, Inc.(a)	32,300	47,684
Seven Bank Ltd.	99,300	205,231
Shiga Bank Ltd. (The)	1,000	17,967
Shikoku Bank Ltd. (The)	6,500	43,802
Suruga Bank Ltd.	6,000	26,469
Toho Bank Ltd. (The)	19,400	35,715
Tokyo Kiraboshi Financial Group, Inc.	1,200	15,819
TOMONY Holdings, Inc.	12,300	33,860
Towa Bank Ltd. (The)	7,200	33,888
Yamagata Bank Ltd. (The)	3,700	27,889
Yamaguchi Financial Group, Inc.	22,500	131,497
Yamanashi Chuo Bank Ltd. (The)	4,100	30,620

Total Banks		2,769,390

Beverages - 0.3%
Sapporo Holdings Ltd.(a)	2,200	41,705
Takara Holdings, Inc.	5,100	54,076

Total Beverages		95,781

Biotechnology - 0.0%
Pharma Foods International Co., Ltd.(a)	500	9,183

Building Products - 1.6%
Aica Kogyo Co., Ltd.	3,400	98,172
Bunka Shutter Co., Ltd.	8,500	79,276
Central Glass Co., Ltd.	3,200	59,245
Nichias Corp.	3,400	81,904
Nichiha Corp.	2,100	55,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2021

Investments	Shares	Value
Noritz Corp.(a)	2,400	$34,972
Shin Nippon Air Technologies Co., Ltd.	1,100	22,935
Sinko Industries Ltd.	1,300	22,702
Takara Standard Co., Ltd.	3,617	44,382
Takasago Thermal Engineering Co., Ltd.	3,300	54,334

Total Building Products		553,634

Capital Markets - 2.2%
GMO Financial Holdings, Inc.	12,900	94,659
Ichiyoshi Securities Co., Ltd.	7,100	40,631
IwaiCosmo Holdings, Inc.	6,600	77,661
Kyokuto Securities Co., Ltd.	6,700	43,521
Marusan Securities Co., Ltd.	7,000	31,549
Matsui Securities Co., Ltd.	24,000	164,856
Mito Securities Co., Ltd.(a)	11,100	26,315
Monex Group, Inc.	7,765	47,269
Morningstar Japan K.K.	7,999	44,734
Okasan Securities Group, Inc.	16,900	55,915
Sparx Group Co., Ltd.	15,400	39,986
Tokai Tokyo Financial Holdings, Inc.	27,400	93,986

Total Capital Markets		761,082

Chemicals - 9.0%
ADEKA Corp.	6,100	135,979
Arakawa Chemical Industries Ltd.	2,700	27,948
Asahi Yukizai Corp.	2,000	29,994
C.I. Takiron Corp.	7,000	34,223
Chugoku Marine Paints Ltd.	3,800	31,349
Daicel Corp.	21,400	147,740
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,300	26,450
DIC Corp.	5,500	138,318
DKS Co., Ltd.	800	22,335
Fujimi, Inc.	1,700	114,411
Fujimori Kogyo Co., Ltd.	700	24,984
Fuso Chemical Co., Ltd.	700	29,512
Ishihara Sangyo Kaisha Ltd.	1,400	14,468
JCU Corp.	600	28,501
JSP Corp.	717	10,180
Kaneka Corp.	4,548	149,092
KeePer Technical Laboratory Co., Ltd.(a)	500	9,657
KH Neochem Co., Ltd.	1,400	38,661
Koatsu Gas Kogyo Co., Ltd.	1,500	10,278
Konishi Co., Ltd.	2,300	34,593
Kumiai Chemical Industry Co., Ltd.	4,594	31,556
Kureha Corp.	900	64,244
Kyowa Leather Cloth Co., Ltd.(a)	4,300	24,234
Lintec Corp.	7,100	162,464
MEC Co., Ltd.(a)	600	20,868
Nihon Nohyaku Co., Ltd.	6,400	27,511
Nihon Parkerizing Co., Ltd.	6,800	66,432
Nippon Chemical Industrial Co., Ltd.(a)	700	16,546
Nippon Kayaku Co., Ltd.	13,100	134,692
Nippon Pillar Packing Co., Ltd.	1,900	61,378
Nippon Shokubai Co., Ltd.	1,500	69,298
Nippon Soda Co., Ltd.	2,200	63,237
Okamoto Industries, Inc.	300	11,007
Okura Industrial Co., Ltd.(a)	1,400	26,613
Osaka Organic Chemical Industry Ltd.	600	17,298
Osaka Soda Co., Ltd.	1,477	38,992
Riken Technos Corp.	8,400	37,932
Sakata INX Corp.(a)	2,000	17,264
Sanyo Chemical Industries Ltd.	1,400	64,921
Sekisui Kasei Co., Ltd.	100	417
Shikoku Chemicals Corp.	1,900	23,281
Shin-Etsu Polymer Co., Ltd.	3,500	33,646
Stella Chemifa Corp.	1,000	22,969
Sumitomo Bakelite Co., Ltd.	2,700	136,694
Sumitomo Seika Chemicals Co., Ltd.	400	10,890
T Hasegawa Co., Ltd.	1,500	35,222
Taiyo Holdings Co., Ltd.	2,500	75,550
Takasago International Corp.	1,400	35,135
Tayca Corp.	2,200	24,779
Teijin Ltd.	13,500	165,885
Tokai Carbon Co., Ltd.(a)	8,400	88,118
Tokuyama Corp.	5,200	82,546
Tokyo Ohka Kogyo Co., Ltd.	1,600	94,481
Toyo Ink SC Holdings Co., Ltd.	4,300	71,881
Toyobo Co., Ltd.	3,600	39,265
Ube Industries Ltd.	7,780	134,987
Valqua Ltd.	1,900	44,747

Total Chemicals		3,135,653

Commercial Services & Supplies - 1.5%
Aeon Delight Co., Ltd.	3,600	105,354
Daiseki Co., Ltd.	940	41,712
Itoki Corp.(a)	6,900	21,391
Japan Elevator Service Holdings Co., Ltd.	600	11,192
King Jim Co., Ltd.(a)	4,100	31,723
Matsuda Sangyo Co., Ltd.	1,000	21,189
Nippon Air Conditioning Services Co., Ltd.	4,700	33,101
Nippon Kanzai Co., Ltd.	2,300	57,702
Nippon Parking Development Co., Ltd.	24,300	29,121
Okamura Corp.	7,100	79,290
Pilot Corp.(a)	700	26,746
Sato Holdings Corp.	1,500	28,670
Studio Alice Co., Ltd.	1,300	24,193

Total Commercial Services & Supplies		511,384

Communications Equipment - 0.1%
Uniden Holdings Corp.	1,200	38,088

Construction & Engineering - 7.4%
Asanuma Corp.	1,300	62,090
Dai-Dan Co., Ltd.	1,100	21,951
Daiho Corp.(a)	1,000	34,519
EXEO Group, Inc.	6,800	143,139
Fudo Tetra Corp.(a)	2,000	29,074
Hazama Ando Corp.	13,600	102,158
INFRONEER Holdings, Inc.	12,568	114,379
JDC Corp.	7,300	35,500
Kandenko Co., Ltd.	9,600	71,445

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2021

Investments	Shares	Value
Kumagai Gumi Co., Ltd.	3,600	$89,754
Kyudenko Corp.	3,000	92,484
Meisei Industrial Co., Ltd.	5,900	38,888
Mirait Holdings Corp.	6,044	99,565
Nippon Densetsu Kogyo Co., Ltd.	1,300	18,762
Nishimatsu Construction Co., Ltd.	8,600	272,216
Nittoc Construction Co., Ltd.	7,800	44,569
Okumura Corp.	4,100	114,823
Penta-Ocean Construction Co., Ltd.	14,900	84,104
PS Mitsubishi Construction Co., Ltd.	5,100	26,839
Raito Kogyo Co., Ltd.	3,700	63,651
Raiznext Corp.	4,300	43,652
Sanki Engineering Co., Ltd.	5,700	71,228
Seikitokyu Kogyo Co., Ltd.	6,200	43,718
Shinnihon Corp.	3,500	24,832
SHO-BOND Holdings Co., Ltd.	3,300	148,157
Sumitomo Densetsu Co., Ltd.	2,400	43,496
Sumitomo Mitsui Construction Co., Ltd.	8,040	29,882
Taihei Dengyo Kaisha Ltd.	1,800	44,861
Taikisha Ltd.	1,700	46,207
Takamatsu Construction Group Co., Ltd.	2,600	44,502
Tekken Corp.	1,900	29,567
Tess Holdings Co., Ltd.	600	10,739
Toa Corp.(a)	1,500	31,523
Toda Corp.	23,700	149,829
Tokyo Energy & Systems, Inc.	2,400	22,759
Tokyu Construction Co., Ltd.	6,600	38,171
Totetsu Kogyo Co., Ltd.	1,700	37,010
Toyo Construction Co., Ltd.	9,500	47,931
Yahagi Construction Co., Ltd.	3,000	19,930
Yokogawa Bridge Holdings Corp.	3,200	61,024
Yurtec Corp.	5,800	33,847

Total Construction & Engineering		2,582,775

Construction Materials - 0.9%
Krosaki Harima Corp.	900	34,506
Mitani Sekisan Co., Ltd.(a)	300	19,956
Shinagawa Refractories Co., Ltd.	800	27,580
Sumitomo Osaka Cement Co., Ltd.	2,100	64,465
Taiheiyo Cement Corp.	6,300	124,353
Vertex Corp.	800	21,467
Yotai Refractories Co., Ltd.	1,300	14,619

Total Construction Materials		306,946

Consumer Finance - 1.1%
AEON Financial Service Co., Ltd.	10,000	107,855
Credit Saison Co., Ltd.	11,100	116,538
Jaccs Co., Ltd.	2,800	72,021
Orient Corp.	59,400	64,478
Premium Group Co., Ltd.	600	19,669

Total Consumer Finance		380,561

Containers & Packaging - 1.1%
Fuji Seal International, Inc.	1,200	22,071
Pack Corp. (The)(a)	1,000	23,429
Rengo Co., Ltd.	14,681	110,916
Tomoku Co., Ltd.	1,600	24,843
Toyo Seikan Group Holdings Ltd.	17,600	209,846

Total Containers & Packaging		391,105

Distributors - 0.5%
Arata Corp.	1,000	38,253
Doshisha Co., Ltd.	1,300	17,679
Happinet Corp.(a)	2,700	35,193
PALTAC Corp.	1,800	74,013
Yamae Group Holdings Co., Ltd.	1,900	17,506

Total Distributors		182,644

Diversified Consumer Services - 0.4%
Asante, Inc.(a)	1,600	23,898
Benesse Holdings, Inc.	3,000	58,851
Riso Kyoiku Co., Ltd.	6,500	22,183
Tokyo Individualized Educational Institute, Inc.(a)	6,300	34,850

Total Diversified Consumer Services		139,782

Diversified Financial Services - 1.2%
eGuarantee, Inc.	800	16,076
Financial Products Group Co., Ltd.(a)	4,800	28,511
Fuyo General Lease Co., Ltd.	2,000	138,422
Japan Securities Finance Co., Ltd.	5,500	45,851
Mizuho Leasing Co., Ltd.	2,900	80,335
NEC Capital Solutions Ltd.	1,600	27,928
Ricoh Leasing Co., Ltd.	2,700	90,504

Total Diversified Financial Services		427,627

Diversified Telecommunication Services - 0.3%
ARTERIA Networks Corp.	5,400	72,450
Usen-Next Holdings Co., Ltd.	600	15,657

Total Diversified Telecommunication Services		88,107

Electric Utilities - 0.7%
Hokkaido Electric Power Co., Inc.	19,800	88,206
Okinawa Electric Power Co., Inc. (The)	3,183	40,218
Shikoku Electric Power Co., Inc.	17,200	120,985

Total Electric Utilities		249,409

Electrical Equipment - 1.7%
Daihen Corp.	1,600	66,345
Furukawa Electric Co., Ltd.	3,026	61,017
GS Yuasa Corp.	3,900	86,633
Idec Corp.	1,300	31,463
Mabuchi Motor Co., Ltd.(a)	600	19,800
Nippon Carbon Co., Ltd.(a)	1,100	39,833
Nippon Seisen Co., Ltd.(a)	600	25,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2021

Investments	Shares	Value
Nissin Electric Co., Ltd.	6,800	$93,064
Nitto Kogyo Corp.	4,000	55,230
Sanyo Denki Co., Ltd.	500	26,182
Sinfonia Technology Co., Ltd.	1,900	21,647
SWCC Showa Holdings Co., Ltd.	800	11,553
Takaoka Toko Co., Ltd.	1,800	22,212
Tatsuta Electric Wire and Cable Co., Ltd.	5,800	24,075

Total Electrical Equipment		584,950

Electronic Equipment, Instruments & Components - 5.2%
A&D Co., Ltd.(a)	1,900	20,839
Ai Holdings Corp.	2,000	33,416
Amano Corp.	3,800	87,348
Anritsu Corp.(a)	5,800	89,502
Canon Electronics, Inc.	1,600	22,036
Citizen Watch Co., Ltd.	13,900	60,112
CONEXIO Corp.	2,700	34,607
Daiwabo Holdings Co., Ltd.	8,400	134,219
Dexerials Corp.	4,600	165,976
Elematec Corp.	3,358	31,494
ESPEC Corp.	1,200	23,259
Furuno Electric Co., Ltd.	4,200	44,168
Hakuto Co., Ltd.	2,100	48,290
Hioki EE Corp.	600	45,747
I-PEX, Inc.(a)	900	15,287
Innotech Corp.	2,300	30,020
Iriso Electronics Co., Ltd.	500	18,822
Japan Aviation Electronics Industry Ltd.	3,200	55,327
Kaga Electronics Co., Ltd.	1,700	48,274
Koa Corp.	1,500	21,011
Kyosan Electric Manufacturing Co., Ltd.	3,800	15,279
Macnica Fuji Electronics Holdings, Inc.	3,800	90,813
Maruwa Co., Ltd.	200	28,310
Meiko Electronics Co., Ltd.	700	28,935
Nichicon Corp.	3,700	40,581
Nippon Ceramic Co., Ltd.	1,000	24,454
Nippon Electric Glass Co., Ltd.(a)	6,600	169,019
Nippon Signal Co., Ltd.	5,500	43,702
Nissha Co., Ltd.	1,900	27,554
Nohmi Bosai Ltd.	2,066	40,385
Optex Group Co., Ltd.(a)	1,900	27,109
Restar Holdings Corp.	2,300	40,266
Ryoden Corp.	2,200	34,885
Ryosan Co., Ltd.	1,000	19,739
Sanshin Electronics Co., Ltd.(a)	1,400	17,944
Siix Corp.(a)	1,200	14,756
Tachibana Eletech Co., Ltd.	200	2,781
Tokyo Electron Device Ltd.	700	39,937
Topcon Corp.	2,200	31,695
V Technology Co., Ltd.	300	9,366
Yokowo Co., Ltd.	900	23,134

Total Electronic Equipment, Instruments & Components		1,800,398

Energy Equipment & Services - 0.2%
Modec, Inc.	2,100	25,111
Toyo Kanetsu K.K.	1,300	28,347

Total Energy Equipment & Services		53,458

Entertainment - 0.8%
Akatsuki, Inc.	900	22,532
Avex, Inc.	10,600	132,736
Daiichikosho Co., Ltd.	2,700	81,595
Marvelous, Inc.	6,300	39,992

Total Entertainment		276,855

Food & Staples Retailing - 2.2%
Aeon Hokkaido Corp.(a)	2,900	31,907
Ain Holdings, Inc.(a)	600	29,855
Arcs Co., Ltd.	3,200	59,273
Axial Retailing, Inc.	1,300	38,044
Belc Co., Ltd.	500	24,445
Cawachi Ltd.	1,500	28,683
Create SD Holdings Co., Ltd.	1,500	41,488
G-7 Holdings, Inc.	2,300	33,715
Heiwado Co., Ltd.	2,800	46,952
Kato Sangyo Co., Ltd.	2,000	58,183
Life Corp.	1,100	32,526
Mitsubishi Shokuhin Co., Ltd.	1,700	40,834
Okuwa Co., Ltd.	3,300	27,253
Qol Holdings Co., Ltd.	1,600	19,452
Retail Partners Co., Ltd.	2,000	23,811
San-A Co., Ltd.	1,000	36,299
United Super Markets Holdings, Inc.	4,800	44,059
Valor Holdings Co., Ltd.	2,300	42,862
Yaoko Co., Ltd.	900	54,631
Yokorei Co., Ltd.	5,400	39,156

Total Food & Staples Retailing		753,428

Food Products - 3.3%
Ariake Japan Co., Ltd.	700	37,931
Ezaki Glico Co., Ltd.	2,400	76,280
Fuji Oil Holdings, Inc.	2,851	57,438
Fujicco Co., Ltd.	2,200	35,936
Hokuto Corp.	3,300	54,678
Itoham Yonekyu Holdings, Inc.	26,100	149,136
J-Oil Mills, Inc.	2,600	37,706
Kagome Co., Ltd.(a)	2,400	62,358
Kameda Seika Co., Ltd.	300	11,137
Kyokuyo Co., Ltd.	1,300	34,771
Maruha Nichiro Corp.	1,200	25,062
Megmilk Snow Brand Co., Ltd.	1,800	31,106
Mitsui DM Sugar Holdings Co., Ltd.	2,300	38,708
Morinaga & Co., Ltd.	2,200	71,834
Nippn Corp.	3,500	50,332
Nippon Suisan Kaisha Ltd.	8,900	41,967
Nisshin Oillio Group Ltd. (The)	2,100	52,867
Prima Meat Packers Ltd.	1,900	40,985
Riken Vitamin Co., Ltd.	1,800	26,635
S Foods, Inc.	1,100	33,242
Sakata Seed Corp.	1,800	51,348
Showa Sangyo Co., Ltd.(a)	1,900	43,872
Starzen Co., Ltd.	2,200	38,209
Warabeya Nichiyo Holdings Co., Ltd.	1,100	19,706

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2021

Investments	Shares	Value
Yukiguni Maitake Co., Ltd.	2,800	$29,081

Total Food Products		1,152,325

Gas Utilities - 0.6%
Hokkaido Gas Co., Ltd.	2,000	26,469
Nippon Gas Co., Ltd.	7,600	100,647
Saibu Gas Holdings Co., Ltd.	2,500	46,134
Shizuoka Gas Co., Ltd.	3,100	26,516

Total Gas Utilities		199,766

Health Care Equipment & Supplies - 1.2%
Eiken Chemical Co., Ltd.	2,200	36,872
Hogy Medical Co., Ltd.	1,100	31,141
Japan Lifeline Co., Ltd.	4,200	39,974
Mani, Inc.	3,200	44,323
Mizuho Medy Co., Ltd.(a)	600	12,286
Nagaileben Co., Ltd.	2,200	43,253
Nakanishi, Inc.	3,200	58,856
Nipro Corp.	9,223	87,220
Paramount Bed Holdings Co., Ltd.	3,106	52,623

Total Health Care Equipment & Supplies		406,548

Health Care Providers & Services - 1.3%
BML, Inc.	2,700	83,822
FALCO HOLDINGS Co., Ltd.	1,200	21,456
France Bed Holdings Co., Ltd.	4,000	32,027
H.U. Group Holdings, Inc.	8,000	202,857
Ship Healthcare Holdings, Inc.	2,718	63,256
Solasto Corp.	2,800	30,029
Tokai Corp.	1,500	25,726

Total Health Care Providers & Services		459,173

Hotels, Restaurants & Leisure - 1.5%
Aeon Fantasy Co., Ltd.(a)	900	14,545
Arcland Service Holdings Co., Ltd.(a)	1,200	23,592
Doutor Nichires Holdings Co., Ltd.(a)	1,700	23,650
Hiday Hidaka Corp.	1,922	28,908
Ichibanya Co., Ltd.	1,200	48,404
KFC Holdings Japan Ltd.	1,100	27,654
KOMEDA Holdings Co., Ltd.	3,200	56,967
Kura Sushi, Inc.(a)	500	15,761
Monogatari Corp. (The)	200	11,723
MOS Food Services, Inc.	900	24,072
Ohsho Food Service Corp.	1,200	63,671
Plenus Co., Ltd.	4,200	73,565
Resorttrust, Inc.	2,800	45,688
Round One Corp.	2,600	30,797
Saizeriya Co., Ltd.	700	18,267
Tokyotokeiba Co., Ltd.(a)	700	25,926

Total Hotels, Restaurants & Leisure		533,190

Household Durables - 2.2%
Cleanup Corp.	6,000	28,501
ES-Con Japan Ltd.(a)	9,600	65,275
FJ Next Holdings Co., Ltd.(a)	5,500	48,144
Fuji Corp., Ltd.	5,600	33,701
Fujitsu General Ltd.	2,500	59,290
Hinokiya Group Co., Ltd.(a)	2,000	38,088
Hoosiers Holdings	3,900	22,996
JVCKenwood Corp.	14,500	22,161
Ki-Star Real Estate Co., Ltd.	1,500	116,321
LEC, Inc.	4,300	32,300
Pressance Corp.	2,417	43,972
Sanei Architecture Planning Co., Ltd.	1,900	28,924
Sangetsu Corp.	4,800	67,651
Tama Home Co., Ltd.	3,600	72,247
Tamron Co., Ltd.(a)	1,200	29,751
Zojirushi Corp.(a)	2,900	36,315

Total Household Durables		745,637

Household Products - 0.6%
Earth Corp.	800	42,586
Pigeon Corp.(a)	7,100	135,520
Transaction Co., Ltd.	1,400	13,130

Total Household Products		191,236

Independent Power & Renewable Electricity Producers - 0.8%
Electric Power Development Co., Ltd.	16,900	224,101
eRex Co., Ltd.(a)	1,100	19,496
West Holdings Corp.	700	34,831

Total Independent Power & Renewable Electricity Producers		278,428

Industrial Conglomerates - 0.6%
Nisshinbo Holdings, Inc.	10,800	82,063
Noritsu Koki Co., Ltd.	700	16,492
TOKAI Holdings Corp.	13,600	102,630

Total Industrial Conglomerates		201,185

Insurance - 0.1%
Advance Create Co., Ltd.	2,100	20,078

Interactive Media & Services - 0.2%
Dip Corp.	1,600	54,396

Internet & Direct Marketing Retail - 0.3%
ASKUL Corp.	3,100	41,296
Aucnet, Inc.(a)	1,000	14,554
Belluna Co., Ltd.	4,600	28,322
Scroll Corp.	4,800	35,389

Total Internet & Direct Marketing Retail		119,561

IT Services - 3.2%
Bell System24 Holdings, Inc.	4,500	48,886
Comture Corp.	700	21,944
Digital Garage, Inc.	600	25,505
DTS Corp.	2,600	56,987
Future Corp.	3,200	48,713
GMO GlobalSign Holdings K.K.(a)	400	14,537
GMO Internet, Inc.	3,300	77,804
Ines Corp.	1,200	15,746
Infocom Corp.	2,000	37,897
Infomart Corp.	1,500	12,192
Information Services International-Dentsu Ltd.	1,500	50,475
JBCC Holdings, Inc.	2,100	32,534
Kanematsu Electronics Ltd.	2,200	75,846

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2021

Investments	Shares	Value
Mitsubishi Research Institute, Inc.	800	$28,066
NEC Networks & System Integration Corp.	5,000	78,373
NET One Systems Co., Ltd.	3,200	86,145
Nihon Unisys Ltd.	4,700	131,831
NSD Co., Ltd.	3,900	70,783
Relia, Inc.	5,000	42,334
SB Technology Corp.	800	17,903
TDC Soft, Inc.(a)	800	8,024
TKC Corp.	1,900	57,006
Transcosmos, Inc.(a)	2,000	56,967
Uchida Yoko Co., Ltd.	400	18,306

Total IT Services		1,114,804

Leisure Products - 1.3%
Daikoku Denki Co., Ltd.	1,800	18,914
Furyu Corp.	1,600	19,035
GLOBERIDE, Inc.	600	16,465
Heiwa Corp.	7,300	120,066
Mizuno Corp.	1,000	19,487
Roland Corp.(a)	2,300	78,494
Sankyo Co., Ltd.	6,100	157,910
Tomy Co., Ltd.	3,400	32,448

Total Leisure Products		462,819

Machinery - 4.5%
Aichi Corp.	7,000	49,177
Aida Engineering Ltd.	1,800	16,710
Alinco, Inc.	3,600	30,668
Bando Chemical Industries Ltd.	5,600	43,427
CKD Corp.	1,900	38,559
DMG Mori Co., Ltd.	2,000	34,336
Ebara Jitsugyo Co., Ltd.(a)	1,000	21,597
Fujitec Co., Ltd.	3,700	80,969
Fukushima Galilei Co. Ltd.	500	20,711
Furukawa Co., Ltd.	3,900	43,012
Giken Ltd.	700	24,649
Glory Ltd.	3,400	64,631
Hitachi Zosen Corp.	4,135	28,655
Japan Steel Works Ltd. (The)	1,603	53,733
Kito Corp.	1,800	31,043
Kitz Corp.	1,700	10,511
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,600	34,500
Meidensha Corp.	1,700	40,450
METAWATER Co., Ltd.	2,300	40,406
Mitsubishi Logisnext Co., Ltd.	100	921
Mitsuboshi Belting Ltd.	2,000	37,445
Morita Holdings Corp.	500	5,679
Nachi-Fujikoshi Corp.	500	17,889
Nikko Co., Ltd.(a)	7,500	40,380
Nippon Thompson Co., Ltd.	2,800	16,559
Nissei ASB Machine Co., Ltd.	800	22,022
Nitta Corp.	1,700	43,506
Nomura Micro Science Co., Ltd.(a)	400	19,383
Noritake Co., Ltd.	700	30,515
Obara Group, Inc.(a)	1,300	39,060
Oiles Corp.	2,400	35,201
OKUMA Corp.	500	22,231
Organo Corp.	300	22,535
OSG Corp.	1,900	29,468
Shibaura Machine Co., Ltd.	1,500	48,977
Shibuya Corp.(a)	1,200	31,158
Shinmaywa Industries Ltd.	2,700	20,516
Sodick Co., Ltd.(a)	4,000	28,449
Star Micronics Co., Ltd.	3,500	47,080
Takeuchi Manufacturing Co., Ltd.	1,600	37,918
Teikoku Electric Manufacturing Co., Ltd.	200	2,569
Tocalo Co., Ltd.	3,500	44,831
Torishima Pump Manufacturing Co., Ltd.	3,500	29,087
Tsubaki Nakashima Co., Ltd.(a)	2,300	29,340
Tsubakimoto Chain Co.	1,500	41,162
Tsugami Corp.	2,000	30,515
Union Tool Co.(a)	800	27,650
YAMABIKO Corp.(a)	3,000	32,461
Yushin Precision Equipment Co., Ltd.	4,200	27,427

Total Machinery		1,569,678

Marine - 0.4%
Iino Kaiun Kaisha Ltd.	10,100	47,888
Japan Transcity Corp.	4,600	28,322
NS United Kaiun Kaisha Ltd.	1,500	45,526

Total Marine		121,736

Media - 0.9%
Carta Holdings, Inc.(a)	1,500	27,433
Digital Holdings, Inc.(a)	800	9,156
Intage Holdings, Inc.(a)	2,400	36,639
Proto Corp.	1,800	21,462
SKY Perfect JSAT Holdings, Inc.	25,600	93,370
Tv Tokyo Holdings Corp.	2,400	42,558
ValueCommerce Co., Ltd.	600	23,290
Wowow, Inc.	1,100	16,774
Zenrin Co., Ltd.	4,200	36,217

Total Media		306,899

Metals & Mining - 3.4%
Aichi Steel Corp.	1,200	25,958
Asahi Holdings, Inc.	6,100	108,593
Daido Steel Co., Ltd.	1,400	50,697
Daiki Aluminium Industry Co., Ltd.	2,900	40,218
Dowa Holdings Co., Ltd.	2,300	96,570
Hakudo Co., Ltd.	1,100	28,237
Kobe Steel Ltd.	20,500	102,718
Kurimoto Ltd.	1,100	15,035
Kyoei Steel Ltd.	3,600	44,236
Maruichi Steel Tube Ltd.	5,900	130,496
Mitsubishi Materials Corp.	8,500	145,782
Mitsui Mining & Smelting Co., Ltd.	2,800	76,228
Neturen Co., Ltd.	3,800	19,239
Nippon Denko Co., Ltd.(a)	10,200	25,864
Nippon Light Metal Holdings Co., Ltd.	6,500	97,312
Nippon Yakin Kogyo Co., Ltd.	1,200	23,624
Nittetsu Mining Co., Ltd.	400	22,891
Sanyo Special Steel Co., Ltd.	2,800	49,481

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2021

Investments	Shares	Value
Toho Titanium Co., Ltd.	1,800	$14,771
Toho Zinc Co., Ltd.(a)	400	7,916
Tokyo Steel Manufacturing Co., Ltd.	3,600	43,048
Tokyo Tekko Co., Ltd.	100	1,150

Total Metals & Mining		1,170,064

Multiline Retail - 1.3%
H2O Retailing Corp.	6,900	48,535
Izumi Co., Ltd.	3,400	95,220
J. Front Retailing Co., Ltd.	16,400	149,110
MrMax Holdings Ltd.	4,500	23,720
Seria Co., Ltd.	2,400	69,506
Takashimaya Co., Ltd.	6,600	61,326

Total Multiline Retail		447,417

Oil, Gas & Consumable Fuels - 0.9%
Cosmo Energy Holdings Co., Ltd.	7,800	152,268
Itochu Enex Co., Ltd.	9,700	83,981
Nippon Coke & Engineering Co., Ltd.(a)	22,000	25,218
Sala Corp.	5,700	31,283
San-Ai Oil Co., Ltd.	2,500	28,983

Total Oil, Gas & Consumable Fuels		321,733

Paper & Forest Products - 0.5%
Daiken Corp.	2,000	37,706
Hokuetsu Corp.	10,000	62,438
Nippon Paper Industries Co., Ltd.	8,500	80,161

Total Paper & Forest Products		180,305

Personal Products - 0.4%
Milbon Co., Ltd.	600	29,699
Noevir Holdings Co., Ltd.	2,500	117,016

Total Personal Products		146,715

Pharmaceuticals - 1.5%
Astena Holdings Co., Ltd.(a)	4,600	19,374
Kaken Pharmaceutical Co., Ltd.	2,700	98,710
KYORIN Holdings, Inc.	4,000	64,122
Mochida Pharmaceutical Co., Ltd.	2,500	75,550
Sawai Group Holdings Co., Ltd.	2,000	76,332
Seikagaku Corp.	3,300	26,966
Towa Pharmaceutical Co., Ltd.	1,800	44,768
Tsumura & Co.	2,700	76,788
ZERIA Pharmaceutical Co., Ltd.	2,200	37,560

Total Pharmaceuticals		520,170

Professional Services - 1.4%
Altech Corp.(a)	1,850	30,540
en Japan, Inc.	700	19,756
Forum Engineering, Inc.	3,400	24,683
FULLCAST Holdings Co., Ltd.	1,300	27,794
Funai Soken Holdings, Inc.(a)	1,440	32,713
IR Japan Holdings Ltd.	300	17,898
JAC Recruitment Co., Ltd.	3,800	68,770
LIKE, Inc.	1,200	18,580
Link And Motivation, Inc.(a)	1,700	8,119
Meitec Corp.	1,500	88,185
Nomura Co., Ltd.	5,100	42,207
Outsourcing, Inc.(a)	1,200	16,152
Pasona Group, Inc.	900	25,791
Tanseisha Co., Ltd.	2,300	15,679
UT Group Co., Ltd.	600	22,535
World Holdings Co., Ltd.(a)	1,100	24,760
YAMADA Consulting Group Co., Ltd.	1,700	16,254

Total Professional Services		500,416

Real Estate Management & Development - 1.8%
Aoyama Zaisan Networks Co., Ltd.(a)	2,300	30,339
CRE, Inc.	1,100	15,914
Daibiru Corp.*(a)	3,300	63,447
Dear Life Co., Ltd.	6,200	29,451
Goldcrest Co., Ltd.	2,200	30,931
Heiwa Real Estate Co., Ltd.	1,800	60,492
Ichigo, Inc.	22,000	53,493
Katitas Co., Ltd.	1,200	46,112
Keihanshin Building Co., Ltd.	2,900	39,337
SAMTY Co., Ltd.	4,100	78,222
Shinoken Group Co., Ltd.	3,800	30,590
Starts Corp., Inc.	2,400	52,333
Sun Frontier Fudousan Co., Ltd.	8,900	77,519
Takara Leben Co., Ltd.	2,400	6,023
Tosei Corp.	1,800	15,787

Total Real Estate Management & Development		629,990

Road & Rail - 1.3%
Alps Logistics Co., Ltd.	2,400	23,321
Fukuyama Transporting Co., Ltd.	1,100	37,493
Hamakyorex Co., Ltd.	1,000	25,218
Maruzen Showa Unyu Co., Ltd.	1,000	27,789
Nankai Electric Railway Co., Ltd.	2,500	47,219
Nikkon Holdings Co., Ltd.	3,900	73,357
Nishi-Nippon Railroad Co., Ltd.	1,500	33,985
Sakai Moving Service Co., Ltd.	600	22,561
Seino Holdings Co., Ltd.	7,100	71,829
Senko Group Holdings Co., Ltd.	11,700	94,185

Total Road & Rail		456,957

Semiconductors & Semiconductor Equipment - 1.3%
Ferrotec Holdings Corp.	900	33,099
Furuya Metal Co., Ltd.	200	20,963
Japan Material Co., Ltd.	2,200	36,184
MegaChips Corp.	400	17,889
Micronics Japan Co., Ltd.(a)	1,400	22,540
Mimasu Semiconductor Industry Co., Ltd.	900	20,711
Mitsui High-Tec, Inc.	400	39,147
Optorun Co., Ltd.(a)	1,500	30,950
Shibaura Mechatronics Corp.	200	16,760
Tokyo Seimitsu Co., Ltd.	2,300	101,863

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2021

Investments	Shares	Value
Ulvac, Inc.	1,400	$87,534
Yamaichi Electronics Co., Ltd.	1,700	34,338

Total Semiconductors & Semiconductor Equipment		461,978

Software - 0.7%
Broadleaf Co., Ltd.(a)	200	757
Computer Engineering & Consulting Ltd.	2,800	26,406
Cresco Ltd.	1,600	29,053
Cybernet Systems Co., Ltd.(a)	600	3,705
Digital Arts, Inc.	200	14,659
Fuji Soft, Inc.	600	28,918
Fukui Computer Holdings, Inc.	500	14,980
Miroku Jyoho Service Co., Ltd.	900	10,793
Scala, Inc.(a)	2,100	12,036
SRA Holdings	2,200	55,174
Systena Corp.	7,600	28,379
UNITED, Inc.	1,100	19,009
WingArc1st, Inc.	700	13,957

Total Software		257,826

Specialty Retail - 3.2%
Adastria Co., Ltd.	2,322	32,585
Alleanza Holdings Co., Ltd.	3,000	28,370
Alpen Co., Ltd.(a)	1,100	20,404
Arcland Sakamoto Co., Ltd.	1,500	21,350
Asahi Co., Ltd.(a)	2,300	28,921
Autobacs Seven Co., Ltd.	9,300	113,307
Bic Camera, Inc.(a)	3,900	32,614
Chiyoda Co., Ltd.	5,500	37,111
DCM Holdings Co., Ltd.	8,200	75,837
EDION Corp.(a)	8,600	80,134
Honeys Holdings Co., Ltd.	2,900	25,662
IDOM, Inc.	2,000	12,557
JINS Holdings, Inc.	300	18,262
Joshin Denki Co., Ltd.	1,900	35,309
Joyful Honda Co., Ltd.	2,800	35,816
K’s Holdings Corp.	16,300	158,251
Kohnan Shoji Co., Ltd.	1,200	35,274
Kojima Co., Ltd.(a)	3,300	15,532
Komeri Co., Ltd.	1,500	33,307
Nafco Co., Ltd.(a)	2,100	31,950
Nextage Co., Ltd.	700	14,449
Nojima Corp.	1,500	31,366
PAL GROUP Holdings Co., Ltd.	1,400	20,862
PC Depot Corp.	500	1,355
T-Gaia Corp.	4,100	58,961
VT Holdings Co., Ltd.	7,554	30,635
Xebio Holdings Co., Ltd.	2,300	18,415
Yellow Hat Ltd.	4,500	64,596

Total Specialty Retail		1,113,192

Technology Hardware, Storage & Peripherals - 1.5%
Eizo Corp.	1,400	49,056
Elecom Co., Ltd.	4,300	56,497
Konica Minolta, Inc.	50,700	230,705
MCJ Co., Ltd.	4,700	44,202
Riso Kagaku Corp.	1,500	27,954
Roland DG Corp.(a)	700	22,734
Toshiba TEC Corp.	1,100	44,944
Wacom Co., Ltd.	6,300	50,113

Total Technology Hardware, Storage & Peripherals		526,205

Textiles, Apparel & Luxury Goods - 0.8%
Baroque Japan Ltd.	2,700	20,047
Fujibo Holdings, Inc.	600	21,389
Gunze Ltd.	1,100	38,591
Japan Wool Textile Co., Ltd. (The)	4,500	35,756
Kurabo Industries Ltd.	400	6,798
Onward Holdings Co., Ltd.	12,439	32,298
Seiko Holdings Corp.	1,800	35,061
Seiren Co., Ltd.	2,000	43,715
Wacoal Holdings Corp.	1,600	29,664
Yondoshi Holdings, Inc.	800	12,234

Total Textiles, Apparel & Luxury Goods		275,553

Thrifts & Mortgage Finance - 0.1%
Aruhi Corp.(a)	3,600	32,669

Trading Companies & Distributors - 3.0%
Advan Group Co., Ltd.	3,600	30,356
Alconix Corp.	1,500	17,468
Chori Co., Ltd.	1,900	30,145
Daiichi Jitsugyo Co., Ltd.	600	25,791
Hanwa Co., Ltd.	1,200	33,972
Inaba Denki Sangyo Co., Ltd.	3,800	89,163
Inabata & Co., Ltd.	7,500	109,222
Kamei Corp.	2,800	25,361
Kanamoto Co., Ltd.	2,200	46,042
Kanematsu Corp.	5,600	62,295
Kokusai Pulp & Paper Co., Ltd.	6,600	18,742
Nagase & Co., Ltd.	5,400	87,362
Nichiden Corp.	1,300	26,541
Nippon Steel Trading Corp.	2,796	121,887
Nishio Rent All Co., Ltd.	1,100	27,434
Onoken Co., Ltd.(a)	3,600	52,364
Sanyo Trading Co., Ltd.	3,300	29,803
Sato Shoji Corp.	2,000	20,407
Shinsho Corp.	900	27,120
Trusco Nakayama Corp.(a)	1,600	37,946
Wakita & Co., Ltd.	3,600	33,638
Yamazen Corp.	3,800	35,507
Yuasa Trading Co., Ltd.	1,500	38,804

Total Trading Companies & Distributors		1,027,370

Transportation Infrastructure - 0.6%
Kamigumi Co., Ltd.	5,300	100,242
Mitsubishi Logistics Corp.	3,400	85,181
Nissin Corp.	800	11,498

Total Transportation Infrastructure		196,921

Wireless Telecommunication Services - 0.3%
Okinawa Cellular Telephone Co.	2,300	102,062

TOTAL COMMON STOCKS (Cost: $37,004,392)		34,123,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2021

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.8%

United States - 4.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b) (Cost: $1,648,671)	1,648,671	$1,648,671

TOTAL INVESTMENTS IN SECURITIES - 103.2% (Cost: $38,653,063)		35,772,391
Other Assets less Liabilities - (3.2)%		(1,106,939)

NET ASSETS - 100.0%		$34,665,452

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,719,420 and the total market value of the collateral held by the Fund was $2,943,396. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,294,725.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	1/6/2022	956,402,397	JPY	8,305,334	USD	$70	$—
Citibank N.A.	1/6/2022	8,460,199	USD	959,882,334	JPY	124,576	—
Citibank N.A.	2/3/2022	8,666,702	USD	997,838,134	JPY	—	(298)
Goldman Sachs	1/6/2022	956,401,567	JPY	8,305,334	USD	62	—
Goldman Sachs	1/6/2022	8,460,199	USD	959,865,413	JPY	124,723	—
Goldman Sachs	2/3/2022	8,666,702	USD	997,841,601	JPY	—	(328)
JP Morgan Chase Bank N.A.	1/6/2022	71,154,299	JPY	619,457	USD	—	(1,553)
JP Morgan Chase Bank N.A.	1/6/2022	956,397,414	JPY	8,305,334	USD	26	—
JP Morgan Chase Bank N.A.	1/6/2022	8,460,199	USD	959,873,874	JPY	124,649	—
JP Morgan Chase Bank N.A.	2/3/2022	8,666,702	USD	997,831,201	JPY	—	(238)
UBS AG	1/6/2022	956,410,419	JPY	8,305,335	USD	138	—
UBS AG	1/6/2022	8,460,197	USD	959,871,955	JPY	124,664	—
UBS AG	2/3/2022	8,666,703	USD	997,837,833	JPY	—	(295)

						$498,908	$(2,712)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$34,123,720	$—	$—	$34,123,720
Investment of Cash Collateral for Securities Loaned	—	1,648,671	—	1,648,671

Total Investments in Securities	$34,123,720	$1,648,671	$—	$35,772,391

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$498,908	$—	$498,908
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2,712)	$—	$(2,712)

Total - Net	$34,123,720	$2,144,867	$—	$36,268,587

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.6%

Japan - 99.6%

Air Freight & Logistics - 0.7%
AIT Corp.(a)	16,700	$211,877
Kintetsu World Express, Inc.	26,200	680,283
Konoike Transport Co., Ltd.	9,300	99,497
Maruwa Unyu Kikan Co., Ltd.	14,200	179,542
Mitsui-Soko Holdings Co., Ltd.	11,400	246,107
SBS Holdings, Inc.	6,700	189,966

Total Air Freight & Logistics		1,607,272

Auto Components - 4.2%
Aisan Industry Co., Ltd.	35,200	234,147
Daikyonishikawa Corp.	26,100	132,591
Eagle Industry Co., Ltd.	40,200	385,401
Exedy Corp.	16,525	238,931
FCC Co., Ltd.	21,600	280,797
FuKoKu Co., Ltd.(a)	18,700	165,150
Furukawa Battery Co., Ltd. (The)	11,600	142,438
Futaba Industrial Co., Ltd.	18,600	70,262
G-Tekt Corp.	17,600	218,405
H-One Co., Ltd.	26,000	152,629
IJTT Co., Ltd.	21,000	123,824
KYB Corp.	13,100	366,875
Musashi Seimitsu Industry Co., Ltd.	22,400	372,507
NHK Spring Co., Ltd.	84,500	717,650
Nihon Tokushu Toryo Co., Ltd.	17,200	130,395
NOK Corp.	63,200	687,129
Pacific Industrial Co., Ltd.	26,000	274,326
Press Kogyo Co., Ltd.	73,400	248,587
Riken Corp.	7,100	158,703
Sanoh Industrial Co., Ltd.	17,800	146,227
Shoei Co., Ltd.	7,500	295,037
Sumitomo Riko Co., Ltd.	20,200	104,197
Tachi-S Co., Ltd.	14,900	163,550
Taiho Kogyo Co., Ltd.(a)	13,500	95,193
Tokai Rika Co., Ltd.	43,558	585,539
Topre Corp.	7,300	75,501
Toyo Tire Corp.	46,300	721,308
Toyoda Gosei Co., Ltd.	49,100	1,066,807
TPR Co., Ltd.	9,300	115,165
TS Tech Co., Ltd.	52,900	649,564
Yorozu Corp.	12,400	115,542

Total Auto Components		9,234,377

Automobiles - 0.1%
Nissan Shatai Co., Ltd.	36,600	224,072

Banks - 8.2%
77 Bank Ltd. (The)	42,400	491,546
Aichi Bank Ltd. (The)	9,300	376,749
Akita Bank Ltd. (The)	16,000	227,172
Aomori Bank Ltd. (The)	10,962	168,778
Aozora Bank Ltd.(a)	71,200	1,556,872
Awa Bank Ltd. (The)	12,775	240,956
Bank of Iwate Ltd. (The)	11,500	186,549
Bank of Nagoya Ltd. (The)	4,569	108,874
Bank of Saga Ltd. (The)	20,100	252,919
Bank of the Ryukyus Ltd.	31,408	208,105
Chugoku Bank Ltd. (The)	70,100	548,479
Chukyo Bank Ltd. (The)	12,600	198,812
Daishi Hokuetsu Financial Group, Inc.	21,655	477,649
Ehime Bank Ltd. (The)	26,999	195,538
FIDEA Holdings Co., Ltd.	16,280	189,018
Fukui Bank Ltd. (The)	15,048	183,469
Gunma Bank Ltd. (The)	172,300	526,678
Hachijuni Bank Ltd. (The)	233,300	796,204
Hokkoku Financial Holdings, Inc.	2,662	58,948
Hokuhoku Financial Group, Inc.	52,400	415,906
Hyakugo Bank Ltd. (The)	75,700	226,137
Hyakujushi Bank Ltd. (The)	6,200	81,030
Iyo Bank Ltd. (The)	96,200	481,188
Juroku Financial Group, Inc.	16,300	306,877
Keiyo Bank Ltd. (The)	83,742	338,880
Kiyo Bank Ltd. (The)	22,890	280,472
Kyushu Financial Group, Inc.	187,600	680,967
Mebuki Financial Group, Inc.	684,000	1,407,737
Miyazaki Bank Ltd. (The)	13,900	251,070
Musashino Bank Ltd. (The)	11,900	185,907
Nanto Bank Ltd. (The)	13,200	222,493
Nishi-Nippon Financial Holdings, Inc.	66,900	432,231
North Pacific Bank Ltd.	217,515	472,222
Ogaki Kyoritsu Bank Ltd. (The)	21,542	361,606
Oita Bank Ltd. (The)	11,500	182,554
Okinawa Financial Group, Inc.	10,980	210,723
San ju San Financial Group, Inc.	22,800	291,447
San-In Godo Bank Ltd. (The)	58,800	330,879
Senshu Ikeda Holdings, Inc.(a)	199,840	295,018
Seven Bank Ltd.	641,300	1,325,426
Shiga Bank Ltd. (The)	14,784	265,625
Shikoku Bank Ltd. (The)	42,400	285,723
Suruga Bank Ltd.(a)	33,500	147,783
Toho Bank Ltd. (The)	129,300	238,041
Tokyo Kiraboshi Financial Group, Inc.	12,500	164,778
TOMONY Holdings, Inc.	37,577	103,442
Towa Bank Ltd. (The)	13,700	64,482
Yamagata Bank Ltd. (The)	2,300	17,337
Yamaguchi Financial Group, Inc.	138,200	807,682
Yamanashi Chuo Bank Ltd. (The)	24,900	185,958

Total Banks		18,054,936

Beverages - 0.3%
Sapporo Holdings Ltd.(a)	14,498	274,840
Takara Holdings, Inc.	33,811	358,501

Total Beverages		633,341

Biotechnology - 0.0%
Pharma Foods International Co., Ltd.(a)	3,100	56,936

Building Products - 1.6%
Aica Kogyo Co., Ltd.	21,915	632,776
Bunka Shutter Co., Ltd.	53,600	499,904
Central Glass Co., Ltd.	19,786	366,321
Nichias Corp.	21,713	523,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2021

Investments	Shares	Value
Nichiha Corp.	11,400	$302,436
Noritz Corp.(a)	15,400	224,404
Shin Nippon Air Technologies Co., Ltd.	9,600	200,162
Sinko Industries Ltd.	9,700	169,395
Takara Standard Co., Ltd.	21,731	266,648
Takasago Thermal Engineering Co., Ltd.	21,572	355,178

Total Building Products		3,540,274

Capital Markets - 2.2%
GMO Financial Holdings, Inc.	82,800	607,581
Ichiyoshi Securities Co., Ltd.	47,088	269,472
IwaiCosmo Holdings, Inc.	42,000	494,203
Kyokuto Securities Co., Ltd.	40,900	265,670
Marusan Securities Co., Ltd.	45,300	204,166
Matsui Securities Co., Ltd.	155,200	1,066,069
Mito Securities Co., Ltd.(a)	73,400	174,011
Monex Group, Inc.	50,994	310,423
Morningstar Japan K.K.	55,044	307,831
Okasan Securities Group, Inc.	106,400	352,033
Sparx Group Co., Ltd.	96,000	249,264
Tokai Tokyo Financial Holdings, Inc.	179,800	616,743

Total Capital Markets		4,917,466

Chemicals - 9.2%
ADEKA Corp.	38,925	867,704
Asahi Yukizai Corp.	6,800	101,981
C.I. Takiron Corp.	46,900	229,297
Chugoku Marine Paints Ltd.	29,500	243,368
Daicel Corp.	137,100	946,502
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,942	100,552
DIC Corp.	38,800	975,770
DKS Co., Ltd.	4,400	122,843
Fujimi, Inc.	11,600	780,687
Fujimori Kogyo Co., Ltd.	4,700	167,748
Fuso Chemical Co., Ltd.	4,900	206,587
Ishihara Sangyo Kaisha Ltd.	8,900	91,972
JCU Corp.	4,600	218,505
JSP Corp.	6,223	88,356
Kaneka Corp.	29,600	970,344
KeePer Technical Laboratory Co., Ltd.(a)	3,100	59,871
KH Neochem Co., Ltd.	9,300	256,819
Konishi Co., Ltd.	13,900	209,064
Kumiai Chemical Industry Co., Ltd.	27,724	190,436
Kureha Corp.	6,064	432,861
Kyowa Leather Cloth Co., Ltd.(a)	26,200	147,660
Lintec Corp.	44,565	1,019,745
MEC Co., Ltd.(a)	3,500	121,727
Nihon Nohyaku Co., Ltd.	38,300	164,635
Nihon Parkerizing Co., Ltd.	33,100	323,368
Nippon Chemical Industrial Co., Ltd.(a)	3,700	87,459
Nippon Kayaku Co., Ltd.	82,300	846,192
Nippon Pillar Packing Co., Ltd.	12,000	387,651
Nippon Shokubai Co., Ltd.	9,400	434,267
Nippon Soda Co., Ltd.	13,518	388,560
Okamoto Industries, Inc.	7,087	260,020
Okura Industrial Co., Ltd.(a)	8,500	161,578
Osaka Organic Chemical Industry Ltd.	4,400	126,855
Osaka Soda Co., Ltd.	8,500	224,393
Riken Technos Corp.	52,200	235,717
Sakata INX Corp.(a)	24,200	208,891
Sanyo Chemical Industries Ltd.	9,035	418,974
Sekisui Kasei Co., Ltd.(a)	36,700	152,976
Shikoku Chemicals Corp.	11,700	143,361
Shin-Etsu Polymer Co., Ltd.	22,600	217,257
Stella Chemifa Corp.	5,800	133,220
Sumitomo Bakelite Co., Ltd.	17,118	866,640
Sumitomo Seika Chemicals Co., Ltd.	4,300	117,064
T Hasegawa Co., Ltd.	11,000	258,295
Taiyo Holdings Co., Ltd.	16,482	498,088
Takasago International Corp.	8,600	215,831
Tayca Corp.	13,500	152,052
Teijin Ltd.	82,600	1,014,971
Tokai Carbon Co., Ltd.	54,600	572,765
Tokuyama Corp.	31,900	506,389
Tokyo Ohka Kogyo Co., Ltd.	10,500	620,034
Toyo Ink SC Holdings Co., Ltd.	35,402	591,801
Toyobo Co., Ltd.	33,953	370,327
Ube Industries Ltd.	49,793	863,935
Valqua Ltd.	10,837	255,221

Total Chemicals		20,369,186

Commercial Services & Supplies - 1.5%
Aeon Delight Co., Ltd.	22,300	652,607
Daiseki Co., Ltd.	5,688	252,405
Itoki Corp.	45,600	141,368
Japan Elevator Service Holdings Co., Ltd.	4,800	89,535
King Jim Co., Ltd.	26,300	203,494
Matsuda Sangyo Co., Ltd.	5,400	114,420
Nippon Air Conditioning Services Co., Ltd.	31,000	218,323
Nippon Kanzai Co., Ltd.	15,000	376,319
Nippon Parking Development Co., Ltd.	157,200	188,386
Okamura Corp.	48,776	544,709
Pilot Corp.	6,600	252,182
Sato Holdings Corp.	10,438	199,505
Studio Alice Co., Ltd.	8,500	158,182

Total Commercial Services & Supplies		3,391,435

Communications Equipment - 0.1%
Uniden Holdings Corp.	7,900	250,745

Construction & Engineering - 7.6%
Asanuma Corp.	8,500	405,975
Dai-Dan Co., Ltd.	12,200	243,460
Daiho Corp.(a)	6,800	234,727
EXEO Group, Inc.	41,800	879,885
Fudo Tetra Corp.	13,300	193,341
Hazama Ando Corp.	87,600	658,017
INFRONEER Holdings, Inc.	83,373	758,759
JDC Corp.	47,200	229,534
Kandenko Co., Ltd.	63,738	474,347
Kumagai Gumi Co., Ltd.	22,400	558,468
Kyudenko Corp.	21,990	677,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2021

Investments	Shares	Value
Meisei Industrial Co., Ltd.	36,400	$239,917
Mirait Holdings Corp.	38,300	630,933
Nippon Densetsu Kogyo Co., Ltd.	16,100	232,367
Nishimatsu Construction Co., Ltd.	55,907	1,769,624
Nittoc Construction Co., Ltd.	49,300	281,702
Okumura Corp.	25,870	724,508
Penta-Ocean Construction Co., Ltd.	92,993	524,905
PS Mitsubishi Construction Co., Ltd.	32,500	171,030
Raito Kogyo Co., Ltd.	25,000	430,073
Raiznext Corp.	27,900	283,228
Sanki Engineering Co., Ltd.	39,600	494,850
Seikitokyu Kogyo Co., Ltd.	38,900	274,298
Shinnihon Corp.	20,800	147,572
SHO-BOND Holdings Co., Ltd.	21,200	951,795
Sumitomo Densetsu Co., Ltd.	15,200	275,476
Sumitomo Mitsui Construction Co., Ltd.	42,660	158,556
Taihei Dengyo Kaisha Ltd.	11,800	294,091
Taikisha Ltd.	11,465	311,627
Takamatsu Construction Group Co., Ltd.	14,500	248,183
Tekken Corp.	11,700	182,071
Tess Holdings Co., Ltd.	3,700	66,221
Toa Corp.(a)	9,300	195,441
Toda Corp.	151,349	956,815
Tokyo Energy & Systems, Inc.	300	2,845
Tokyu Construction Co., Ltd.	36,900	213,412
Totetsu Kogyo Co., Ltd.	11,579	252,082
Toyo Construction Co., Ltd.	59,600	300,704
Yahagi Construction Co., Ltd.	29,500	195,975
Yokogawa Bridge Holdings Corp.	20,100	383,306
Yurtec Corp.	31,700	184,989

Total Construction & Engineering		16,693,017

Construction Materials - 0.9%
Krosaki Harima Corp.	4,800	184,030
Mitani Sekisan Co., Ltd.(a)	2,200	146,342
Shinagawa Refractories Co., Ltd.	5,800	199,957
Sumitomo Osaka Cement Co., Ltd.	17,140	526,159
Taiheiyo Cement Corp.	40,500	799,414
Vertex Corp.	5,100	136,850
Yotai Refractories Co., Ltd.	9,100	102,336

Total Construction Materials		2,095,088

Consumer Finance - 1.1%
AEON Financial Service Co., Ltd.	58,200	627,714
Credit Saison Co., Ltd.	69,700	731,773
Jaccs Co., Ltd.	18,100	465,566
Orient Corp.	380,300	412,813
Premium Group Co., Ltd.	3,900	127,849

Total Consumer Finance		2,365,715

Containers & Packaging - 1.1%
Fuji Seal International, Inc.	7,810	143,646
Pack Corp. (The)(a)	6,400	149,947
Rengo Co., Ltd.	92,100	695,819
Toyo Seikan Group Holdings Ltd.	112,600	1,342,537

Total Containers & Packaging		2,331,949

Distributors - 0.6%
Arata Corp.	6,500	248,643
Doshisha Co., Ltd.	14,000	190,387
Happinet Corp.	20,200	263,299
PALTAC Corp.	11,500	472,863
Yamae Group Holdings Co., Ltd.	12,300	113,328

Total Distributors		1,288,520

Diversified Consumer Services - 0.4%
Asante, Inc.(a)	10,900	162,807
Benesse Holdings, Inc.	26,600	521,813
Riso Kyoiku Co., Ltd.	38,600	131,734
Tokyo Individualized Educational Institute, Inc.(a)	26,000	143,823

Total Diversified Consumer Services		960,177

Diversified Financial Services - 1.3%
eGuarantee, Inc.	4,700	94,445
Financial Products Group Co., Ltd.(a)	31,000	184,134
Fuyo General Lease Co., Ltd.	12,700	878,981
Japan Securities Finance Co., Ltd.	40,600	338,466
Mizuho Leasing Co., Ltd.	18,100	501,402
NEC Capital Solutions Ltd.	11,200	195,493
Ricoh Leasing Co., Ltd.	18,000	603,361

Total Diversified Financial Services		2,796,282

Diversified Telecommunication Services - 0.3%
ARTERIA Networks Corp.	34,400	461,534
Usen-Next Holdings Co., Ltd.	3,900	101,772

Total Diversified Telecommunication Services		563,306

Electric Utilities - 0.7%
Hokkaido Electric Power Co., Inc.	126,100	561,759
Okinawa Electric Power Co., Inc. (The)	26,381	333,328
Shikoku Electric Power Co., Inc.	89,900	632,356

Total Electric Utilities		1,527,443

Electrical Equipment - 1.6%
Daihen Corp.	9,800	406,365
Furukawa Electric Co., Ltd.	16,000	322,626
GS Yuasa Corp.	24,400	542,010
Idec Corp.	8,736	211,430
Mabuchi Motor Co., Ltd.(a)	4,900	161,695
Nippon Carbon Co., Ltd.(a)	6,800	246,242
Nippon Seisen Co., Ltd.(a)	4,100	176,953
Nissin Electric Co., Ltd.	42,465	581,172
Nitto Kogyo Corp.	22,100	305,145
Sanyo Denki Co., Ltd.	2,800	146,620
Sinfonia Technology Co., Ltd.	14,100	160,646

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2021

Investments	Shares	Value
SWCC Showa Holdings Co., Ltd.	4,900	$70,763
Takaoka Toko Co., Ltd.	11,500	141,909
Tatsuta Electric Wire and Cable Co., Ltd.	37,200	154,415

Total Electrical Equipment		3,627,991

Electronic Equipment, Instruments & Components - 5.3%
A&D Co., Ltd.(a)	12,200	133,807
Ai Holdings Corp.	13,900	232,240
Amano Corp.	24,735	568,569
Anritsu Corp.(a)	36,100	557,073
Canon Electronics, Inc.	14,100	194,196
Citizen Watch Co., Ltd.	89,000	384,890
CONEXIO Corp.	20,000	256,350
Daiwabo Holdings Co., Ltd.	54,795	875,540
Dexerials Corp.	29,700	1,071,630
Elematec Corp.	21,254	199,334
ESPEC Corp.	9,000	174,443
Furuno Electric Co., Ltd.	26,900	282,887
Hakuto Co., Ltd.	14,534	334,211
Hioki EE Corp.	3,300	251,609
I-PEX, Inc.(a)	5,700	96,819
Innotech Corp.	14,200	185,338
Iriso Electronics Co., Ltd.	3,100	116,699
Japan Aviation Electronics Industry Ltd.	20,900	361,356
Kaga Electronics Co., Ltd.	11,800	335,079
Koa Corp.	9,200	128,866
Macnica Fuji Electronics Holdings, Inc.	25,700	614,184
Meiko Electronics Co., Ltd.	4,400	181,877
Nichicon Corp.	23,500	257,744
Nippon Ceramic Co., Ltd.	7,200	176,069
Nippon Electric Glass Co., Ltd.	42,400	1,085,820
Nippon Signal Co., Ltd.	32,300	256,650
Nissha Co., Ltd.(a)	12,400	179,827
Nohmi Bosai Ltd.	12,191	238,304
Optex Group Co., Ltd.(a)	11,700	166,932
Restar Holdings Corp.	15,400	269,605
Riken Keiki Co., Ltd.(a)	500	25,487
Ryoden Corp.	14,961	237,235
Ryosan Co., Ltd.	4,800	94,745
Sanshin Electronics Co., Ltd.(a)	10,100	129,457
Siix Corp.(a)	17,200	211,499
Tachibana Eletech Co., Ltd.	1,100	15,293
Tokyo Electron Device Ltd.	4,900	279,562
Topcon Corp.	13,600	195,931
V Technology Co., Ltd.	5,100	159,216
Yokowo Co., Ltd.	5,500	141,375

Total Electronic Equipment, Instruments & Components		11,657,748

Energy Equipment & Services - 0.2%
Modec, Inc.	13,300	159,039
Toyo Kanetsu K.K.	8,800	191,887

Total Energy Equipment & Services		350,926

Entertainment - 0.8%
Akatsuki, Inc.	5,400	135,193
Avex, Inc.	68,099	852,753
Daiichikosho Co., Ltd.	17,700	534,897
Marvelous, Inc.	40,600	257,727

Total Entertainment		1,780,570

Food & Staples Retailing - 2.2%
Aeon Hokkaido Corp.(a)	17,600	193,645
Ain Holdings, Inc.	3,300	164,205
Arcs Co., Ltd.	20,294	375,903
Axial Retailing, Inc.	7,900	231,193
Belc Co., Ltd.	4,700	229,786
Cawachi Ltd.	9,600	183,572
Create SD Holdings Co., Ltd.	10,000	276,584
G-7 Holdings, Inc.	16,500	241,865
Heiwado Co., Ltd.	17,263	289,478
Kato Sangyo Co., Ltd.	12,516	364,106
Life Corp.	8,000	236,551
Mitsubishi Shokuhin Co., Ltd.	12,800	307,453
Okuwa Co., Ltd.	21,000	173,427
Qol Holdings Co., Ltd.	8,600	104,555
Retail Partners Co., Ltd.	13,200	157,155
San-A Co., Ltd.	6,900	250,462
United Super Markets Holdings, Inc.	29,700	272,614
Valor Holdings Co., Ltd.	14,991	279,369
Yaoko Co., Ltd.	5,600	339,924
Yokorei Co., Ltd.	34,200	247,988

Total Food & Staples Retailing		4,919,835

Food Products - 3.4%
Ariake Japan Co., Ltd.	4,228	229,106
Ezaki Glico Co., Ltd.	15,200	483,105
Fuji Oil Holdings, Inc.	19,100	384,803
Fujicco Co., Ltd.	14,800	241,751
Hokuto Corp.	20,591	341,172
Itoham Yonekyu Holdings, Inc.	167,500	957,101
J-Oil Mills, Inc.	15,800	229,135
Kagome Co., Ltd.(a)	15,400	400,128
Kameda Seika Co., Ltd.	3,800	141,071
Kyokuyo Co., Ltd.	8,500	227,346
Maruha Nichiro Corp.	8,232	171,924
Megmilk Snow Brand Co., Ltd.	16,700	288,594
Mitsui DM Sugar Holdings Co., Ltd.	4,498	75,699
Morinaga & Co., Ltd.	13,687	446,903
Nippn Corp.	21,783	313,253
Nippon Suisan Kaisha Ltd.	58,000	273,492
Nisshin Oillio Group Ltd. (The)	13,500	339,859
Prima Meat Packers Ltd.	13,600	293,365
Riken Vitamin Co., Ltd.	13,000	192,367
S Foods, Inc.	9,200	278,025
Sakata Seed Corp.	10,600	302,384
Showa Sangyo Co., Ltd.(a)	10,900	251,688
Starzen Co., Ltd.	13,900	241,414
Warabeya Nichiyo Holdings Co., Ltd.	7,200	128,988
Yukiguni Maitake Co., Ltd.	17,200	178,639

Total Food Products		7,411,312

Gas Utilities - 0.6%
Hokkaido Gas Co., Ltd.	13,200	174,693
Nippon Gas Co., Ltd.	48,400	640,962
Saibu Gas Holdings Co., Ltd.	15,400	284,182

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2021

Investments	Shares	Value
Shizuoka Gas Co., Ltd.	20,792	$177,849

Total Gas Utilities		1,277,686

Health Care Equipment & Supplies - 1.1%
Eiken Chemical Co., Ltd.	13,970	234,137
Hogy Medical Co., Ltd.	10,000	283,097
Japan Lifeline Co., Ltd.	13,800	131,343
Mani, Inc.	16,800	232,695
Mizuho Medy Co., Ltd.(a)	4,100	83,955
Nagaileben Co., Ltd.	13,926	273,791
Nakanishi, Inc.	21,800	400,959
Nipro Corp.	60,400	571,192
Paramount Bed Holdings Co., Ltd.	19,442	329,394

Total Health Care Equipment & Supplies		2,540,563

Health Care Providers & Services - 1.3%
BML, Inc.	16,800	521,558
FALCO HOLDINGS Co., Ltd.	8,000	143,042
France Bed Holdings Co., Ltd.	26,400	211,374
H.U. Group Holdings, Inc.	50,800	1,288,142
Ship Healthcare Holdings, Inc.	18,714	435,531
Solasto Corp.	17,900	191,972
Tokai Corp.	9,200	157,787

Total Health Care Providers & Services		2,949,406

Hotels, Restaurants & Leisure - 1.5%
Aeon Fantasy Co., Ltd.(a)	5,900	95,349
Arcland Service Holdings Co., Ltd.(a)	8,000	157,284
Doutor Nichires Holdings Co., Ltd.(a)	11,400	158,593
Hiday Hidaka Corp.	6,498	97,734
Ichibanya Co., Ltd.	7,136	287,844
KFC Holdings Japan Ltd.	8,600	216,204
KOMEDA Holdings Co., Ltd.	21,200	377,404
Kura Sushi, Inc.(a)	3,100	97,720
Monogatari Corp. (The)(a)	1,300	76,202
MOS Food Services, Inc.	6,200	165,829
Ohsho Food Service Corp.	7,900	419,166
Plenus Co., Ltd.	27,100	474,671
Resorttrust, Inc.	18,308	298,734
Round One Corp.	17,000	201,363
Saizeriya Co., Ltd.	2,800	73,067
Tokyotokeiba Co., Ltd.(a)	4,542	168,222

Total Hotels, Restaurants & Leisure		3,365,386

Household Durables - 2.1%
Cleanup Corp.	36,800	174,804
ES-Con Japan Ltd.(a)	59,000	401,172
FJ Next Holdings Co., Ltd.(a)	34,000	297,616
Fuji Corp., Ltd.	34,700	208,824
Fujitsu General Ltd.	15,400	365,224
Hinokiya Group Co., Ltd.(a)	12,400	236,144
Hoosiers Holdings	25,200	148,589
House Do Co., Ltd.	4,700	37,631
JVCKenwood Corp.	89,900	137,401
Ki-Star Real Estate Co., Ltd.	10,100	783,231
LEC, Inc.	20,700	155,491
Pressance Corp.	14,888	270,856
Sanei Architecture Planning Co., Ltd.(a)	12,000	182,676
Sangetsu Corp.	22,700	319,935
Tama Home Co., Ltd.	23,000	461,578
Tamron Co., Ltd.	7,766	192,540
Zojirushi Corp.(a)	17,600	220,392

Total Household Durables		4,594,104

Household Products - 0.5%
Earth Corp.	4,700	250,193
Pigeon Corp.(a)	44,100	841,751

Total Household Products		1,091,944

Independent Power & Renewable Electricity Producers - 0.8%
Electric Power Development Co., Ltd.	108,000	1,432,122
eRex Co., Ltd.	7,700	136,474
West Holdings Corp.	4,847	241,182

Total Independent Power & Renewable Electricity Producers		1,809,778

Industrial Conglomerates - 0.6%
Nisshinbo Holdings, Inc.	70,000	531,892
Noritsu Koki Co., Ltd.	4,900	115,442
TOKAI Holdings Corp.	82,300	621,064

Total Industrial Conglomerates		1,268,398

Insurance - 0.1%
Advance Create Co., Ltd.	13,800	131,942

Interactive Media & Services - 0.2%
Dip Corp.	10,200	346,776

Internet & Direct Marketing Retail - 0.3%
ASKUL Corp.	19,730	262,827
Aucnet, Inc.(a)	7,000	101,880
Belluna Co., Ltd.	28,484	175,373
Scroll Corp.	31,000	228,553

Total Internet & Direct Marketing Retail		768,633

IT Services - 3.3%
Bell System24 Holdings, Inc.	28,000	304,181
Comture Corp.	4,300	134,801
Digital Garage, Inc.	3,800	161,530
DTS Corp.	15,982	350,298
Future Corp.	19,400	295,325
GMO GlobalSign Holdings K.K.(a)	2,000	72,685
GMO Internet, Inc.	22,072	520,390
Ines Corp.	10,000	131,214
Infocom Corp.	12,500	236,855
Information Services International-Dentsu Ltd.	10,200	343,233
JBCC Holdings, Inc.	14,100	218,440
Kanematsu Electronics Ltd.	13,100	451,626
Mitsubishi Research Institute, Inc.	5,600	196,466
NEC Networks & System Integration Corp.	34,537	541,351
NET One Systems Co., Ltd.	20,800	559,941
Nihon Unisys Ltd.	30,100	844,279
NSD Co., Ltd.	24,500	444,662

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2021

Investments	Shares	Value
Relia, Inc.	31,600	$267,552
SB Technology Corp.	5,000	111,893
TDC Soft, Inc.	13,100	131,392
TKC Corp.	12,500	375,038
Transcosmos, Inc.	12,700	361,739
Uchida Yoko Co., Ltd.	3,000	137,293

Total IT Services		7,192,184

Leisure Products - 1.3%
Daikoku Denki Co., Ltd.	11,500	120,837
Furyu Corp.	9,200	109,453
GLOBERIDE, Inc.	3,900	107,021
Heiwa Corp.	46,100	758,225
Mizuno Corp.	5,923	115,420
Roland Corp.(a)	14,400	491,442
Sankyo Co., Ltd.	39,000	1,009,587
Tomy Co., Ltd.	21,600	206,143

Total Leisure Products		2,918,128

Machinery - 4.7%
Aichi Corp.	42,800	300,683
Aida Engineering Ltd.	17,300	160,598
Alinco, Inc.	22,500	191,676
Bando Chemical Industries Ltd.	35,700	276,845
CKD Corp.	11,541	234,217
DMG Mori Co., Ltd.	14,400	247,222
Ebara Jitsugyo Co., Ltd.(a)	6,600	142,540
Fujitec Co., Ltd.	26,761	585,626
Fukushima Galilei Co. Ltd.	3,100	128,410
Furukawa Co., Ltd.	15,400	169,841
Giken Ltd.	5,100	179,588
Glory Ltd.	21,600	410,598
Hitachi Zosen Corp.	27,800	192,648
Japan Steel Works Ltd. (The)	10,004	335,334
Juki Corp.(a)	11,400	83,949
Kito Corp.	11,200	193,159
Kitz Corp.	17,089	105,661
Kyokuto Kaihatsu Kogyo Co., Ltd.	15,780	209,386
Meidensha Corp.	11,300	268,872
METAWATER Co., Ltd.	14,300	251,217
Mitsubishi Logisnext Co., Ltd.	10,200	93,891
Mitsuboshi Belting Ltd.	12,646	236,766
Morita Holdings Corp.	18,705	212,463
Nachi-Fujikoshi Corp.	3,100	110,911
Nikko Co., Ltd.(a)	48,600	261,665
Nippon Thompson Co., Ltd.	18,200	107,631
Nissei ASB Machine Co., Ltd.	5,000	137,641
Nitta Corp.	6,700	171,464
Nomura Micro Science Co., Ltd.	2,800	135,678
Noritake Co., Ltd.	3,400	148,218
Obara Group, Inc.(a)	7,879	236,736
Oiles Corp.	15,200	222,941
OKUMA Corp.	3,370	149,836
Organo Corp.	2,500	187,790
OSG Corp.	13,000	201,624
Shibaura Machine Co., Ltd.	10,061	328,508
Shibuya Corp.(a)	7,300	189,544
Shinmaywa Industries Ltd.	22,985	174,650
Sodick Co., Ltd.	25,100	178,515
Star Micronics Co., Ltd.	21,834	293,699
Takeuchi Manufacturing Co., Ltd.	9,900	234,615
Tocalo Co., Ltd.	21,700	277,951
Torishima Pump Manufacturing Co., Ltd.	22,000	182,832
Tsubaki Nakashima Co., Ltd.(a)	13,000	165,837
Tsubakimoto Chain Co.	10,145	278,392
Tsugami Corp.	11,000	167,835
Union Tool Co.(a)	4,600	158,986
YAMABIKO Corp.(a)	18,600	201,256
Yushin Precision Equipment Co., Ltd.	26,400	172,401

Total Machinery		10,288,346

Marine - 0.3%
Iino Kaiun Kaisha Ltd.	62,400	295,865
Japan Transcity Corp.	24,800	152,692
NS United Kaiun Kaisha Ltd.	10,100	306,539

Total Marine		755,096

Media - 0.9%
Carta Holdings, Inc.(a)	9,700	177,397
Digital Holdings, Inc.(a)	6,900	78,974
Intage Holdings, Inc.(a)	15,900	242,735
Proto Corp.	11,000	131,154
SKY Perfect JSAT Holdings, Inc.	160,000	583,561
Tv Tokyo Holdings Corp.	14,300	253,577
ValueCommerce Co., Ltd.	4,100	159,151
Wowow, Inc.	10,800	164,689
Zenrin Co., Ltd.	22,580	194,711

Total Media		1,985,949

Metals & Mining - 3.4%
Aichi Steel Corp.	7,100	153,585
Asahi Holdings, Inc.	40,200	715,644
Daido Steel Co., Ltd.	10,900	394,711
Daiki Aluminium Industry Co., Ltd.	17,700	245,468
Dowa Holdings Co., Ltd.	14,500	608,810
Hakudo Co., Ltd.	7,400	189,956
Kobe Steel Ltd.	128,000	641,362
Kurimoto Ltd.	8,100	110,715
Kyoei Steel Ltd.	21,614	265,588
Maruichi Steel Tube Ltd.	38,000	840,485
Mitsubishi Materials Corp.	53,800	922,713
Mitsui Mining & Smelting Co., Ltd.	17,600	479,146
Neturen Co., Ltd.	23,300	117,962
Nippon Denko Co., Ltd.(a)	64,800	164,314
Nippon Light Metal Holdings Co., Ltd.	40,600	607,828
Nippon Yakin Kogyo Co., Ltd.	7,600	149,617
Nittetsu Mining Co., Ltd.	2,400	137,345
Sanyo Special Steel Co., Ltd.	17,200	303,956
Toho Titanium Co., Ltd.	10,400	85,346
Toho Zinc Co., Ltd.(a)	2,800	55,414
Tokyo Steel Manufacturing Co., Ltd.	23,500	281,008
Tokyo Tekko Co., Ltd.(a)	5,400	62,087

Total Metals & Mining		7,533,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2021

Investments	Shares	Value
Multiline Retail - 1.3%
H2O Retailing Corp.	45,100	$317,233
Izumi Co., Ltd.	21,600	604,924
J. Front Retailing Co., Ltd.	105,700	961,034
MrMax Holdings Ltd.	28,800	151,809
Seria Co., Ltd.	14,800	428,622
Takashimaya Co., Ltd.	44,600	414,416

Total Multiline Retail		2,878,038

Oil, Gas & Consumable Fuels - 0.9%
Cosmo Energy Holdings Co., Ltd.	49,500	966,315
Itochu Enex Co., Ltd.	61,781	534,894
Nippon Coke & Engineering Co., Ltd.	147,800	169,420
Sala Corp.	36,800	201,968
San-Ai Oil Co., Ltd.	17,516	203,064

Total Oil, Gas & Consumable Fuels		2,075,661

Paper & Forest Products - 0.5%
Daiken Corp.	12,400	233,775
Hokuetsu Corp.	64,832	404,795
Nippon Paper Industries Co., Ltd.	53,100	500,774

Total Paper & Forest Products		1,139,344

Personal Products - 0.4%
Milbon Co., Ltd.	4,000	197,994
Noevir Holdings Co., Ltd.	15,500	725,501
Shinnihonseiyaku Co., Ltd.	7,000	71,790

Total Personal Products		995,285

Pharmaceuticals - 1.5%
Astena Holdings Co., Ltd.(a)	30,200	127,194
Kaken Pharmaceutical Co., Ltd.	17,900	654,414
KYORIN Holdings, Inc.	28,285	453,425
Mochida Pharmaceutical Co., Ltd.	15,822	478,143
Sawai Group Holdings Co., Ltd.	13,724	523,789
Seikagaku Corp.	9,600	78,447
Towa Pharmaceutical Co., Ltd.	13,300	330,782
Tsumura & Co.	17,500	497,699
ZERIA Pharmaceutical Co., Ltd.	14,100	240,724

Total Pharmaceuticals		3,384,617

Professional Services - 1.5%
Altech Corp.(a)	11,960	197,438
en Japan, Inc.	4,700	132,647
Forum Engineering, Inc.	22,400	162,619
FULLCAST Holdings Co., Ltd.	8,300	177,453
Funai Soken Holdings, Inc.	9,410	213,769
IR Japan Holdings Ltd.	1,800	107,386
JAC Recruitment Co., Ltd.	26,000	470,531
LIKE, Inc.(a)	7,800	120,771
Link And Motivation, Inc.(a)	11,300	53,971
Meitec Corp.	9,700	570,266
Nomura Co., Ltd.	29,000	239,998
Outsourcing, Inc.(a)	6,500	87,491
Pasona Group, Inc.	6,000	171,942
Tanseisha Co., Ltd.	12,900	87,938
UT Group Co., Ltd.	3,900	146,477
World Holdings Co., Ltd.(a)	7,300	164,314
YAMADA Consulting Group Co., Ltd.	10,700	102,303

Total Professional Services		3,207,314

Real Estate Management & Development - 1.8%
Aoyama Zaisan Networks Co., Ltd.(a)	12,200	160,929
CRE, Inc.	7,000	101,272
Daibiru Corp.*(a)	20,800	399,906
Dear Life Co., Ltd.	40,200	190,955
Goldcrest Co., Ltd.	17,200	241,820
Heiwa Real Estate Co., Ltd.	11,568	388,764
Ichigo, Inc.	129,100	313,907
Katitas Co., Ltd.	8,300	318,940
Keihanshin Building Co., Ltd.	17,400	236,019
SAMTY Co., Ltd.	25,700	490,321
Shinoken Group Co., Ltd.	24,500	197,226
Starts Corp., Inc.	15,000	327,081
Sun Frontier Fudousan Co., Ltd.	55,500	483,405
Takara Leben Co., Ltd.	92,400	231,893

Total Real Estate Management & Development		4,082,438

Road & Rail - 1.3%
Alps Logistics Co., Ltd.	15,800	153,534
Fukuyama Transporting Co., Ltd.	6,711	228,741
Hamakyorex Co., Ltd.	5,200	131,135
Maruzen Showa Unyu Co., Ltd.	5,800	161,174
Nankai Electric Railway Co., Ltd.	15,400	290,869
Nikkon Holdings Co., Ltd.	23,860	448,793
Nishi-Nippon Railroad Co., Ltd.	8,800	199,376
Sakai Moving Service Co., Ltd.	3,100	116,565
Seino Holdings Co., Ltd.	45,200	457,279
Senko Group Holdings Co., Ltd.	73,256	589,712

Total Road & Rail		2,777,178

Semiconductors & Semiconductor Equipment - 1.4%
Ferrotec Holdings Corp.	4,400	161,817
Furuya Metal Co., Ltd.	1,200	125,778
Japan Material Co., Ltd.	12,900	212,171
MegaChips Corp.	3,000	134,167
Micronics Japan Co., Ltd.(a)	8,900	143,290
Mimasu Semiconductor Industry Co., Ltd.	5,627	129,491
Mitsui High-Tec, Inc.	2,500	244,670
Optorun Co., Ltd.(a)	11,300	233,154
Shibaura Mechatronics Corp.	1,600	134,080
Tokyo Seimitsu Co., Ltd.	14,500	642,178
Ulvac, Inc.	9,200	575,225
Yamaichi Electronics Co., Ltd.	12,300	248,446

Total Semiconductors & Semiconductor Equipment		2,984,467

Software - 0.7%
Broadleaf Co., Ltd.(a)	300	1,136

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2021

Investments	Shares	Value
Computer Engineering & Consulting Ltd.	17,500	$165,038
Cresco Ltd.	9,800	177,950
Cybernet Systems Co., Ltd.(a)	24,600	151,887
Fuji Soft, Inc.	3,700	178,325
Fukui Computer Holdings, Inc.	3,400	101,863
Miroku Jyoho Service Co., Ltd.	11,700	140,313
Scala, Inc.(a)	14,300	81,959
SRA Holdings	14,600	366,157
Systena Corp.	52,400	195,667
WingArc1st, Inc.	3,300	65,796

Total Software		1,626,091

Specialty Retail - 3.2%
Adastria Co., Ltd.	15,400	216,112
Alleanza Holdings Co., Ltd.(a)	19,500	184,408
Alpen Co., Ltd.(a)	8,500	157,666
Arcland Sakamoto Co., Ltd.	9,216	131,171
Asahi Co., Ltd.(a)	15,300	192,388
Autobacs Seven Co., Ltd.	59,400	723,705
Bic Camera, Inc.(a)	27,700	231,645
Chiyoda Co., Ltd.	3,891	26,254
DCM Holdings Co., Ltd.	54,145	500,755
EDION Corp.(a)	54,739	510,051
Honeys Holdings Co., Ltd.	19,300	170,785
IDOM, Inc.	13,100	82,248
JINS Holdings, Inc.	2,100	127,836
Joshin Denki Co., Ltd.	12,100	224,862
Joyful Honda Co., Ltd.(a)	20,400	260,946
K’s Holdings Corp.	103,400	1,003,875
Kohnan Shoji Co., Ltd.	7,600	223,403
Kojima Co., Ltd.	17,300	81,426
Komeri Co., Ltd.	10,437	231,752
Nafco Co., Ltd.(a)	13,400	203,871
Nextage Co., Ltd.	4,600	94,952
Nojima Corp.	9,700	202,836
PAL GROUP Holdings Co., Ltd.	10,100	150,507
PC Depot Corp.	11,500	31,158
T-Gaia Corp.	26,000	373,896
VT Holdings Co., Ltd.	55,800	226,292
Xebio Holdings Co., Ltd.	12,300	98,481
Yellow Hat Ltd.	28,400	407,670

Total Specialty Retail		7,070,951

Technology Hardware, Storage & Peripherals - 1.5%
Eizo Corp.	8,500	297,838
Elecom Co., Ltd.	26,100	342,923
Konica Minolta, Inc.	325,200	1,479,786
MCJ Co., Ltd.	32,900	309,415
Riso Kagaku Corp.	9,300	173,312
Roland DG Corp.(a)	4,900	159,142
Toshiba TEC Corp.	6,500	265,577
Wacom Co., Ltd.	39,611	315,086

Total Technology Hardware, Storage & Peripherals		3,343,079

Textiles, Apparel & Luxury Goods - 1.0%
Baroque Japan Ltd.	19,300	143,298
Fujibo Holdings, Inc.	4,700	167,544
Gunze Ltd.	6,983	244,985
Japan Wool Textile Co., Ltd. (The)	31,625	251,286
Kurabo Industries Ltd.	13,076	222,220
Onward Holdings Co., Ltd.	64,033	166,262
Seiko Holdings Corp.	11,000	214,259
Seiren Co., Ltd.	13,011	284,388
Wacoal Holdings Corp.	12,500	231,753
Yondoshi Holdings, Inc.	18,000	275,264

Total Textiles, Apparel & Luxury Goods		2,201,259

Thrifts & Mortgage Finance - 0.1%
Aruhi Corp.(a)	21,700	196,922

Trading Companies & Distributors - 3.0%
Advan Group Co., Ltd.	22,100	186,350
Alconix Corp.	10,200	118,781
Chori Co., Ltd.	11,800	187,214
Daiichi Jitsugyo Co., Ltd.	3,800	163,345
Hanwa Co., Ltd.	7,822	221,438
Inaba Denki Sangyo Co., Ltd.	23,488	551,123
Inabata & Co., Ltd.	46,641	679,232
Kamei Corp.	16,800	152,164
Kanamoto Co., Ltd.	13,528	283,118
Kanematsu Corp.	38,400	427,167
Kokusai Pulp & Paper Co., Ltd.	45,100	128,068
Nagase & Co., Ltd.	35,604	576,008
Nichiden Corp.	8,200	167,411
Nippon Steel Trading Corp.	17,900	780,322
Nishio Rent All Co., Ltd.	8,300	207,005
Onoken Co., Ltd.(a)	23,300	338,913
Sanyo Trading Co., Ltd.	21,000	189,657
Sato Shoji Corp.(a)	13,100	133,668
Shinsho Corp.	6,100	183,813
Trusco Nakayama Corp.(a)	9,800	232,415
Wakita & Co., Ltd.	22,400	209,304
Yamazen Corp.	23,006	214,966
Yuasa Trading Co., Ltd.	9,200	237,999

Total Trading Companies & Distributors		6,569,481

Transportation Infrastructure - 0.6%
Kamigumi Co., Ltd.	33,400	631,715
Mitsubishi Logistics Corp.	21,300	533,633
Nissin Corp.	10,700	153,780

Total Transportation Infrastructure		1,319,128

Wireless Telecommunication Services - 0.3%
Okinawa Cellular Telephone Co.	14,500	643,437

TOTAL COMMON STOCKS (Cost: $244,259,551)		219,961,988

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Japan Hedged Equity Fund(a)(b) (Cost: $274,673)	4,330	270,798

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2021

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.3%

United States - 4.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c) (Cost: $9,525,621)	9,525,621	$9,525,621

TOTAL INVESTMENTS IN SECURITIES - 104.0% (Cost: $254,059,845)		229,758,407
Other Assets less Liabilities - (4.0)%		(8,810,392)

NET ASSETS - 100.0%		$220,948,015

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,457,251 and the total market value of the collateral held by the Fund was $14,605,015. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,079,394.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2021	Dividend Income
WisdomTree Japan Hedged Equity Fund	$572,793	$1,157,134	$1,454,588	$23,944	$(28,485)	$270,798	$9,785

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$219,961,988	$—	$—	$219,961,988
Exchange-Traded Fund	270,798	—	—	270,798
Investment of Cash Collateral for Securities Loaned	—	9,525,621	—	9,525,621

Total Investments in Securities	$220,232,786	$9,525,621	$—	$229,758,407

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 1.7%
General Dynamics Corp.	25,761	$5,370,395
Lockheed Martin Corp.	10,419	3,703,017

Total Aerospace & Defense		9,073,412

Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	30,848	3,320,170
United Parcel Service, Inc., Class B	27,837	5,966,583

Total Air Freight & Logistics		9,286,753

Beverages - 0.8%
Coca-Cola Co. (The)	77,723	4,601,979

Biotechnology - 3.5%
AbbVie, Inc.	61,325	8,303,405
Amgen, Inc.	16,743	3,766,673
Gilead Sciences, Inc.	96,667	7,018,991

Total Biotechnology		19,089,069

Chemicals - 5.5%
Air Products & Chemicals, Inc.	9,463	2,879,212
Celanese Corp.	19,387	3,258,179
CF Industries Holdings, Inc.	108,123	7,652,946
Dow, Inc.	129,414	7,340,362
Eastman Chemical Co.	34,918	4,221,935
International Flavors & Fragrances, Inc.	32,713	4,928,214

Total Chemicals		30,280,848

Communications Equipment - 1.2%
Cisco Systems, Inc.	99,839	6,326,797

Containers & Packaging - 1.8%
International Paper Co.	112,733	5,296,196
Packaging Corp. of America	35,589	4,845,443

Total Containers & Packaging		10,141,639

Distributors - 1.1%
Genuine Parts Co.	43,794	6,139,919

Diversified Telecommunication Services - 5.5%
AT&T, Inc.	308,308	7,584,377
Lumen Technologies, Inc.	1,242,250	15,590,237
Verizon Communications, Inc.	135,304	7,030,396

Total Diversified Telecommunication Services		30,205,010

Electric Utilities - 11.1%
Avangrid, Inc.(a)	111,473	5,560,273
Duke Energy Corp.	59,553	6,247,110
Edison International	87,487	5,970,988
Evergy, Inc.	92,599	6,353,217
Exelon Corp.	118,491	6,844,040
FirstEnergy Corp.	255,776	10,637,724
Pinnacle West Capital Corp.	67,273	4,748,801
PPL Corp.	272,775	8,199,617
Southern Co. (The)	92,650	6,353,937

Total Electric Utilities		60,915,707

Electrical Equipment - 1.9%
Emerson Electric Co.	42,221	3,925,286
Hubbell, Inc.	29,992	6,246,434

Total Electrical Equipment		10,171,720

Energy Equipment & Services - 1.3%
Baker Hughes Co.	224,270	5,395,936
Halliburton Co.	72,170	1,650,528

Total Energy Equipment & Services		7,046,464

Equity Real Estate Investment Trusts (REITs) - 10.9%
AvalonBay Communities, Inc.	19,748	4,988,147
Boston Properties, Inc.	33,472	3,855,305
Equity Residential	59,289	5,365,654
Gaming and Leisure Properties, Inc.	170,295	8,286,555
Healthpeak Properties, Inc.	146,698	5,294,331
Iron Mountain, Inc.	248,620	13,010,284
Medical Properties Trust, Inc.	226,084	5,342,365
Realty Income Corp.	65,042	4,656,357
STORE Capital Corp.	113,859	3,916,750
VICI Properties, Inc.	170,725	5,140,530

Total Equity Real Estate Investment Trusts (REITs)		59,856,278

Food Products - 6.9%
Archer-Daniels-Midland Co.	76,869	5,195,576
Conagra Brands, Inc.	112,559	3,843,890
General Mills, Inc.	112,223	7,561,586
J.M. Smucker Co. (The)	52,935	7,189,631
Kellogg Co.	113,991	7,343,300
Kraft Heinz Co. (The)	187,098	6,716,818

Total Food Products		37,850,801

Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	86,749	4,466,706
CVS Health Corp.	54,432	5,615,205

Total Health Care Providers & Services		10,081,911

Hotels, Restaurants & Leisure - 1.2%
McDonald’s Corp.	14,913	3,997,728
Starbucks Corp.	23,590	2,759,322

Total Hotels, Restaurants & Leisure		6,757,050

Household Durables - 1.9%
Newell Brands, Inc.	279,168	6,097,029
Whirlpool Corp.	18,446	4,328,538

Total Household Durables		10,425,567

Household Products - 1.2%
Kimberly-Clark Corp.	44,835	6,407,818

Industrial Conglomerates - 1.3%
3M Co.	38,824	6,896,307

IT Services - 3.1%
International Business Machines Corp.	55,789	7,456,758

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

December 31, 2021

Investments	Shares	Value
Paychex, Inc.	38,335	$5,232,727
Western Union Co. (The)	238,571	4,256,107

Total IT Services		16,945,592

Leisure Products - 0.8%
Hasbro, Inc.	43,446	4,421,934

Machinery - 2.0%
Caterpillar, Inc.	17,474	3,612,575
Cummins, Inc.	14,108	3,077,519
Snap-on, Inc.	20,438	4,401,936

Total Machinery		11,092,030

Media - 4.9%
Comcast Corp., Class A	46,472	2,338,936
Fox Corp., Class B	74,549	2,554,794
Interpublic Group of Cos., Inc. (The)	253,214	9,482,864
News Corp., Class A	83,355	1,859,650
Omnicom Group, Inc.	84,546	6,194,686
Sirius XM Holdings, Inc.(a)	185,878	1,180,325
ViacomCBS, Inc., Class B	101,075	3,050,444

Total Media		26,661,699

Metals & Mining - 2.1%
Newmont Corp.	60,099	3,727,340
Nucor Corp.	70,033	7,994,267

Total Metals & Mining		11,721,607

Multi-Utilities - 1.1%
Consolidated Edison, Inc.	72,581	6,192,611

Oil, Gas & Consumable Fuels - 2.1%
EOG Resources, Inc.	78,983	7,016,060
Pioneer Natural Resources Co.	24,995	4,546,091

Total Oil, Gas & Consumable Fuels		11,562,151

Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.	62,876	3,920,319
Eli Lilly & Co.	16,775	4,633,590
Johnson & Johnson	35,879	6,137,821
Merck & Co., Inc.	77,373	5,929,867
Pfizer, Inc.	126,464	7,467,699

Total Pharmaceuticals		28,089,296

Semiconductors & Semiconductor Equipment - 3.0%
Broadcom, Inc.	10,553	7,022,072
Intel Corp.	72,489	3,733,184
Texas Instruments, Inc.	31,235	5,886,860

Total Semiconductors & Semiconductor Equipment		16,642,116

Software - 0.9%
NortonLifeLock, Inc.	185,280	4,813,574

Specialty Retail - 3.1%
Best Buy Co., Inc.	39,256	3,988,410
Home Depot, Inc. (The)	16,225	6,733,537
Williams-Sonoma, Inc.	36,603	6,190,665

Total Specialty Retail		16,912,612

Technology Hardware, Storage & Peripherals - 2.7%
HP, Inc.	202,391	7,624,069
NetApp, Inc.	77,086	7,091,141

Total Technology Hardware, Storage & Peripherals		14,715,210

Textiles, Apparel & Luxury Goods - 0.5%
VF Corp.	35,899	2,628,525

Tobacco - 6.0%
Altria Group, Inc.	398,538	18,886,716
Philip Morris International, Inc.	147,925	14,052,875

Total Tobacco		32,939,591

TOTAL COMMON STOCKS (Cost: $441,173,124)		546,893,597

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b) (Cost: $1,218,407)	1,218,407	1,218,407

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $442,391,531)		548,112,004
Other Assets less Liabilities - 0.1%		575,282

NET ASSETS - 100.0%		$548,687,286

(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,003,533 and the total market value of the collateral held by the Fund was $4,119,262. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,900,855.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$546,893,597	$—	$—	$546,893,597
Investment of Cash Collateral for Securities Loaned	—	1,218,407	—	1,218,407

Total Investments in Securities	$546,893,597	$1,218,407	$—	$548,112,004

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. ESG Fund (RESP)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	1,181	$127,111
Expeditors International of Washington, Inc.	1,479	198,615
FedEx Corp.	1,560	403,478
United Parcel Service, Inc., Class B	2,755	590,507

Total Air Freight & Logistics		1,319,711

Auto Components - 0.4%
BorgWarner, Inc.	4,491	202,409
Gentex Corp.	1,749	60,953
Lear Corp.	1,130	206,734

Total Auto Components		470,096

Automobiles - 2.4%
Ford Motor Co.	20,481	425,390
General Motors Co.*	6,664	390,710
Tesla, Inc.*	1,592	1,682,394

Total Automobiles		2,498,494

Banks - 4.0%
Bank of America Corp.	20,705	921,166
BOK Financial Corp.	879	92,726
Citigroup, Inc.	6,569	396,702
Comerica, Inc.	2,574	223,938
Fifth Third Bancorp	6,097	265,524
First Horizon Corp.	14,261	232,882
JPMorgan Chase & Co.	6,742	1,067,596
KeyCorp	15,280	353,426
Regions Financial Corp.	13,030	284,054
U.S. Bancorp	7,101	398,863

Total Banks		4,236,877

Beverages - 1.2%
Constellation Brands, Inc., Class A	748	187,725
Keurig Dr. Pepper, Inc.	7,173	264,397
Molson Coors Beverage Co., Class B	5,671	262,851
PepsiCo, Inc.	3,137	544,928

Total Beverages		1,259,901

Biotechnology - 2.1%
AbbVie, Inc.	4,263	577,210
Amgen, Inc.	1,732	389,648
Biogen, Inc.*	799	191,696
Gilead Sciences, Inc.	3,590	260,670
Incyte Corp.*	1,323	97,108
Moderna, Inc.*	828	210,296
Neurocrine Biosciences, Inc.*	396	33,727
Regeneron Pharmaceuticals, Inc.*	388	245,030
United Therapeutics Corp.*	451	97,452
Vertex Pharmaceuticals, Inc.*	669	146,912

Total Biotechnology		2,249,749

Building Products - 0.8%
Builders FirstSource, Inc.*	464	39,770
Lennox International, Inc.	631	204,671
Masco Corp.	3,665	257,356
Owens Corning	3,218	291,229

Total Building Products		793,026

Capital Markets - 2.2%
Affiliated Managers Group, Inc.	841	138,353
Bank of New York Mellon Corp. (The)	6,272	364,278
CBOE Global Markets, Inc.	581	75,762
FactSet Research Systems, Inc.	359	174,478
Goldman Sachs Group, Inc. (The)	1,054	403,208
Houlihan Lokey, Inc.	99	10,249
Jefferies Financial Group, Inc.	2,528	98,086
Morgan Stanley	5,350	525,156
Raymond James Financial, Inc.	591	59,336
S&P Global, Inc.	938	442,670

Total Capital Markets		2,291,576

Chemicals - 1.2%
CF Industries Holdings, Inc.	3,633	257,144
Dow, Inc.	7,796	442,189
Huntsman Corp.	8,410	293,341
Mosaic Co. (The)	6,529	256,524

Total Chemicals		1,249,198

Commercial Services & Supplies - 0.6%
Republic Services, Inc.	1,901	265,095
Waste Management, Inc.	1,957	326,623

Total Commercial Services & Supplies		591,718

Communications Equipment - 1.8%
Ciena Corp.*	2,589	199,276
Cisco Systems, Inc.	13,132	832,175
Juniper Networks, Inc.	9,430	336,745
Lumentum Holdings, Inc.*	957	101,222
Motorola Solutions, Inc.	1,593	432,818

Total Communications Equipment		1,902,236

Construction & Engineering - 0.2%
EMCOR Group, Inc.	1,647	209,811

Consumer Finance - 1.4%
Ally Financial, Inc.	4,196	199,771
American Express Co.	3,048	498,653
Capital One Financial Corp.	2,345	340,236
Credit Acceptance Corp.*	24	16,504
Discover Financial Services	2,021	233,547
Santander Consumer USA Holdings, Inc.	500	21,010
Synchrony Financial	4,181	193,957

Total Consumer Finance		1,503,678

Containers & Packaging - 0.5%
Berry Global Group, Inc.*	3,491	257,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

December 31, 2021

Investments	Shares	Value
Sealed Air Corp.	3,553	$239,721

Total Containers & Packaging		497,287

Distributors - 0.3%
Genuine Parts Co.	995	139,499
LKQ Corp.	999	59,970
Pool Corp.	146	82,636

Total Distributors		282,105

Diversified Consumer Services - 0.1%
Service Corp. International	1,356	96,262

Diversified Financial Services - 0.2%
Voya Financial, Inc.	2,840	188,320

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	22,616	556,354
Verizon Communications, Inc.	11,912	618,947

Total Diversified Telecommunication Services		1,175,301

Electric Utilities - 1.3%
Avangrid, Inc.(a)	4,288	213,886
Edison International	5,052	344,799
Eversource Energy	3,734	339,719
Exelon Corp.	7,232	417,720

Total Electric Utilities		1,316,124

Electrical Equipment - 0.5%
Acuity Brands, Inc.	1,065	225,482
Regal Rexnord Corp.	1,237	210,512
Vertiv Holdings Co.	5,177	129,270

Total Electrical Equipment		565,264

Electronic Equipment, Instruments & Components - 1.2%
Arrow Electronics, Inc.*	2,185	293,380
CDW Corp.	1,207	247,170
Jabil, Inc.	4,198	295,329
Keysight Technologies, Inc.*	1,888	389,891

Total Electronic Equipment, Instruments & Components		1,225,770

Entertainment - 1.1%
Activision Blizzard, Inc.	1,269	84,427
Electronic Arts, Inc.	1,748	230,561
Netflix, Inc.*	954	574,728
Warner Music Group Corp., Class A	6,342	273,847

Total Entertainment		1,163,563

Equity Real Estate Investment Trusts (REITs) - 2.3%
Brixmor Property Group, Inc.	7,795	198,071
Camden Property Trust	711	127,041
CubeSmart	3,831	218,022
Healthpeak Properties, Inc.	8,951	323,041
Iron Mountain, Inc.	6,318	330,621
Kilroy Realty Corp.	3,567	237,063
Lamar Advertising Co., Class A	1,469	178,190
Omega Healthcare Investors, Inc.	4,351	128,746
Public Storage	871	326,242
Weyerhaeuser Co.	8,382	345,171

Total Equity Real Estate Investment Trusts (REITs)		2,412,208

Food Products - 2.8%
Archer-Daniels-Midland Co.	3,492	236,024
Campbell Soup Co.	2,945	127,990
Conagra Brands, Inc.	8,368	285,767
General Mills, Inc.	4,346	292,833
Hershey Co. (The)	1,411	272,986
Hormel Foods Corp.	3,954	192,995
Ingredion, Inc.	1,731	167,284
J.M. Smucker Co. (The)	1,277	173,442
Kellogg Co.	4,014	258,582
Kraft Heinz Co. (The)	4,630	166,217
McCormick & Co., Inc., Non-Voting Shares	2,684	259,301
Mondelez International, Inc., Class A	5,138	340,701
Tyson Foods, Inc., Class A	1,710	149,044

Total Food Products		2,923,166

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	4,047	569,575
Baxter International, Inc.	3,313	284,388
Becton, Dickinson and Co.	1,060	266,569
Cooper Cos., Inc. (The)	9	3,770
Dentsply Sirona, Inc.	3,330	185,781
Edwards Lifesciences Corp.*	2,617	339,032
Envista Holdings Corp.*	3,150	141,939
Hologic, Inc.*	2,030	155,417
ResMed, Inc.	447	116,434
Zimmer Biomet Holdings, Inc.	1,675	212,792

Total Health Care Equipment & Supplies		2,275,697

Health Care Providers & Services - 3.9%
AmerisourceBergen Corp.	1,469	195,215
Anthem, Inc.	749	347,192
Cardinal Health, Inc.	2,718	139,950
Centene Corp.*	2,138	176,171
Chemed Corp.	48	25,394
Cigna Corp.	1,442	331,126
CVS Health Corp.	3,751	386,953
DaVita, Inc.*	1,817	206,702
HCA Healthcare, Inc.	911	234,054
Henry Schein, Inc.*	2,219	172,039
Humana, Inc.	614	284,810
Laboratory Corp. of America Holdings*	450	141,395
McKesson Corp.	919	228,436
Quest Diagnostics, Inc.	1,250	216,263
Tenet Healthcare Corp.*	1,651	134,870
UnitedHealth Group, Inc.	1,745	876,234

Total Health Care Providers & Services		4,096,804

Health Care Technology - 0.3%
Cerner Corp.	2,251	209,051
Change Healthcare, Inc.*	3,040	64,995
Omnicell, Inc.*	487	87,874

Total Health Care Technology		361,920

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

December 31, 2021

Investments	Shares	Value
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc.*	120	$209,790
Darden Restaurants, Inc.	1,486	223,851
Domino’s Pizza, Inc.	236	133,182
McDonald’s Corp.	1,936	518,983
Scientific Games Corp., Class A*	926	61,885
Starbucks Corp.	3,237	378,632
Vail Resorts, Inc.	248	81,319
Yum! Brands, Inc.	1,749	242,866

Total Hotels, Restaurants & Leisure		1,850,508

Household Durables - 0.6%
Mohawk Industries, Inc.*	781	142,283
PulteGroup, Inc.	2,373	135,641
Tempur Sealy International, Inc.	2,082	97,916
Whirlpool Corp.	938	220,111

Total Household Durables		595,951

Household Products - 1.7%
Church & Dwight Co., Inc.	2,105	215,763
Clorox Co. (The)	1,178	205,396
Colgate-Palmolive Co.	3,977	339,397
Kimberly-Clark Corp.	1,695	242,249
Procter & Gamble Co. (The)	5,015	820,354

Total Household Products		1,823,159

Industrial Conglomerates - 0.3%
3M Co.	2,078	369,115

Insurance - 2.8%
Aflac, Inc.	5,447	318,050
Allstate Corp. (The)	2,834	333,420
American Financial Group, Inc.	415	56,988
Fidelity National Financial, Inc.	1,221	63,712
First American Financial Corp.	1,364	106,706
Hartford Financial Services Group, Inc. (The)	4,122	284,583
Marsh & McLennan Cos., Inc.	1,945	338,080
MetLife, Inc.	5,835	364,629
Old Republic International Corp.	1,282	31,512
Progressive Corp. (The)	2,743	281,569
Prudential Financial, Inc.	3,194	345,718
Travelers Cos., Inc. (The)	1,794	280,635
W.R. Berkley Corp.	1,531	126,139

Total Insurance		2,931,741

Interactive Media & Services - 6.2%
Alphabet, Inc., Class A*	1,485	4,302,104
Meta Platforms, Inc., Class A*	6,497	2,185,266

Total Interactive Media & Services		6,487,370

Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc.*	795	2,650,800
eBay, Inc.	3,744	248,976
Etsy, Inc.*	755	165,300

Total Internet & Direct Marketing Retail		3,065,076

IT Services - 5.0%
Akamai Technologies, Inc.*	2,023	236,772
Automatic Data Processing, Inc.	2,273	560,476
Broadridge Financial Solutions, Inc.	1,174	214,631
Cognizant Technology Solutions Corp., Class A	4,555	404,120
Concentrix Corp.	755	134,858
DXC Technology Co.*	4,768	153,482
EPAM Systems, Inc.*	370	247,327
Fidelity National Information Services, Inc.	2,932	320,028
Gartner, Inc.*	707	236,364
International Business Machines Corp.	3,130	418,356
Jack Henry & Associates, Inc.	354	59,114
Paychex, Inc.	1,156	157,794
PayPal Holdings, Inc.*	3,581	675,305
VeriSign, Inc.*	832	211,178
Visa, Inc., Class A	5,224	1,132,093
Western Union Co. (The)	4,331	77,265

Total IT Services		5,239,163

Leisure Products - 0.3%
Brunswick Corp.	1,068	107,580
Hasbro, Inc.	2,277	231,753

Total Leisure Products		339,333

Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	1,620	258,633
Bio-Rad Laboratories, Inc., Class A*	10	7,556
Bio-Techne Corp.	223	115,367
IQVIA Holdings, Inc.*	621	175,209
Mettler-Toledo International, Inc.*	149	252,884
Syneos Health, Inc.*	746	76,599
Thermo Fisher Scientific, Inc.	912	608,523
Waters Corp.*	407	151,648
West Pharmaceutical Services, Inc.	450	211,055

Total Life Sciences Tools & Services		1,857,474

Machinery - 2.0%
AGCO Corp.	2,242	260,117
Deere & Co.	1,165	399,467
Dover Corp.	869	157,810
Nordson Corp.	616	157,246
Otis Worldwide Corp.	2,400	208,968
Snap-on, Inc.	760	163,689
Stanley Black & Decker, Inc.	2,008	378,749
Toro Co. (The)	2,140	213,807
Watts Water Technologies, Inc., Class A	938	182,132

Total Machinery		2,121,985

Media - 1.9%
Charter Communications, Inc., Class A*	532	346,848
Comcast Corp., Class A	12,402	624,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

December 31, 2021

Investments	Shares	Value
Fox Corp., Class A	2,315	$85,423
Interpublic Group of Cos., Inc. (The)	7,155	267,955
New York Times Co. (The), Class A	3,143	151,807
News Corp., Class A	8,095	180,599
Omnicom Group, Inc.	2,414	176,874
Sirius XM Holdings, Inc.(a)	12,287	78,022
ViacomCBS, Inc., Class B	3,021	91,174

Total Media		2,002,895

Metals & Mining - 1.0%
Cleveland-Cliffs, Inc.*	9,039	196,779
Newmont Corp.	4,849	300,735
Nucor Corp.	1,542	176,019
Reliance Steel & Aluminum Co.	955	154,920
Steel Dynamics, Inc.	3,177	197,197

Total Metals & Mining		1,025,650

Multi-Utilities - 0.7%
Consolidated Edison, Inc.	3,748	319,780
Sempra Energy	3,494	462,186

Total Multi-Utilities		781,966

Multiline Retail - 0.7%
Kohl’s Corp.	1,834	90,581
Macy’s, Inc.	8,360	218,865
Target Corp.	1,771	409,880

Total Multiline Retail		719,326

Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	5,713	356,206
Catalent, Inc.*	941	120,476
Eli Lilly & Co.	2,053	567,080
Johnson & Johnson	4,307	736,799
Merck & Co., Inc.	6,313	483,828
Pfizer, Inc.	11,696	690,649
Zoetis, Inc.	714	174,237

Total Pharmaceuticals		3,129,275

Professional Services - 0.6%
ASGN, Inc.*	987	121,796
Booz Allen Hamilton Holding Corp.	2,697	228,679
Robert Half International, Inc.	1,999	222,928
TriNet Group, Inc.*	663	63,157

Total Professional Services		636,560

Real Estate Management & Development - 0.7%
CBRE Group, Inc., Class A*	3,870	419,934
Jones Lang LaSalle, Inc.*	1,194	321,592

Total Real Estate Management & Development		741,526

Road & Rail - 1.4%
AMERCO	86	62,456
Avis Budget Group, Inc.*	874	181,241
JB Hunt Transport Services, Inc.	555	113,442
Knight-Swift Transportation Holdings, Inc.	978	59,599
Norfolk Southern Corp.	1,396	415,603
Union Pacific Corp.	1,946	490,256
XPO Logistics, Inc.*	2,460	190,478

Total Road & Rail		1,513,075

Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices, Inc.*	4,086	587,975
Applied Materials, Inc.	4,183	658,237
First Solar, Inc.*	3,369	293,642
Intel Corp.	12,425	639,888
KLA Corp.	559	240,432
Lam Research Corp.	706	507,720
NVIDIA Corp.	6,047	1,778,483
QUALCOMM, Inc.	4,176	763,665
Synaptics, Inc.*	397	114,935

Total Semiconductors & Semiconductor Equipment		5,584,977

Software - 10.5%
Adobe, Inc.*	1,673	948,691
Autodesk, Inc.*	1,506	423,472
Cadence Design Systems, Inc.*	1,017	189,518
Citrix Systems, Inc.	1,483	140,277
Fair Isaac Corp.*	403	174,769
Intuit, Inc.	1,138	731,984
Microsoft Corp.	16,788	5,646,140
NortonLifeLock, Inc.	7,961	206,827
Nuance Communications, Inc.*	2,678	148,147
Oracle Corp.	8,797	767,186
salesforce.com, Inc.*	3,059	777,384
SS&C Technologies Holdings, Inc.	707	57,960
Synopsys, Inc.*	741	273,059
VMware, Inc., Class A	1,953	226,314
Workday, Inc., Class A*	1,290	352,402

Total Software		11,064,130

Specialty Retail - 2.7%
Advance Auto Parts, Inc.	509	122,099
AutoNation, Inc.*	768	89,741
AutoZone, Inc.*	120	251,567
Best Buy Co., Inc.	2,097	213,055
Gap, Inc. (The)	8,746	154,367
Home Depot, Inc. (The)	1,632	677,296
Lithia Motors, Inc.	292	86,709
Lowe’s Cos., Inc.	2,068	534,537
O’Reilly Automotive, Inc.*	182	128,534
Penske Automotive Group, Inc.	1,343	143,997
Tractor Supply Co.	1,072	255,779
Ulta Beauty, Inc.*	77	31,750
Williams-Sonoma, Inc.	915	154,754

Total Specialty Retail		2,844,185

Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	36,101	6,410,455
Hewlett Packard Enterprise Co.	23,210	366,022
HP, Inc.	12,803	482,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

December 31, 2021

Investments	Shares	Value
NetApp, Inc.	3,115	$286,549
Western Digital Corp.*	3,388	220,931

Total Technology Hardware, Storage & Peripherals		7,766,246

Textiles, Apparel & Luxury Goods - 0.9%
Columbia Sportswear Co.	979	95,394
Crocs, Inc.*	496	63,597
Deckers Outdoor Corp.*	484	177,294
NIKE, Inc., Class B	2,980	496,677
Tapestry, Inc.	2,857	115,994

Total Textiles, Apparel & Luxury Goods		948,956

Water Utilities - 0.3%
American Water Works Co., Inc.	1,944	367,144

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $76,194,109)		104,962,648
Other Assets less Liabilities - 0.1%		110,028

NET ASSETS - 100.0%		$105,072,676

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $209,832, which was entirely composed of non-cash U.S. Government securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. ESG Fund (RESP)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$104,962,648	$—	$—	$104,962,648

Total Investments in Securities	$104,962,648	$—	$—	$104,962,648

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 100.0%

United States - 99.0%

Automobiles - 1.1%
Tesla, Inc.*	57	$60,237

Banks - 3.9%
Signature Bank	338	109,333
Western Alliance Bancorp	982	105,712

Total Banks		215,045

Biotechnology - 1.8%
Moderna, Inc.*	378	96,004

Capital Markets - 10.8%
Ares Management Corp., Class A	708	57,539
Blackstone, Inc.	786	101,701
Carlyle Group, Inc. (The)	1,943	106,671
Evercore, Inc., Class A	700	95,095
Houlihan Lokey, Inc.	607	62,837
Raymond James Financial, Inc.	561	56,324
Stifel Financial Corp.	1,577	111,052

Total Capital Markets		591,219

Chemicals - 1.1%
Element Solutions, Inc.	2,554	62,011

Distributors - 1.0%
Pool Corp.	99	56,034

Electrical Equipment - 1.8%
Generac Holdings, Inc.*	273	96,074

Electronic Equipment, Instruments & Components - 2.4%
Arrow Electronics, Inc.*	514	69,015
Keysight Technologies, Inc.*	300	61,953

Total Electronic Equipment, Instruments & Components		130,968

Entertainment - 1.8%
AMC Entertainment Holdings, Inc., Class A*	3,552	96,614

Food Products - 1.9%
Darling Ingredients, Inc.*	1,508	104,489

Health Care Equipment & Supplies - 1.8%
Inmode Ltd.*	1,371	96,765

Health Care Providers & Services - 2.3%
Laboratory Corp. of America Holdings*	210	65,984
Tenet Healthcare Corp.*	735	60,042

Total Health Care Providers & Services		126,026

Health Care Technology - 1.0%
Omnicell, Inc.*	303	54,673

Household Durables - 1.2%
Garmin Ltd.	477	64,953

Interactive Media & Services - 3.1%
Alphabet, Inc., Class A*	23	66,632
Ziff Davis, Inc.*	939	104,098

Total Interactive Media & Services		170,730

IT Services - 4.6%
Cloudflare, Inc., Class A*	697	91,655
EPAM Systems, Inc.*	79	52,808
Gartner, Inc.*	324	108,320

Total IT Services		252,783

Life Sciences Tools & Services - 11.3%
Agilent Technologies, Inc.	417	66,574
Avantor, Inc.*	1,391	58,617
Bio-Techne Corp.	220	113,815
Bruker Corp.	677	56,807
Charles River Laboratories International, Inc.*	269	101,354
Medpace Holdings, Inc.*	260	56,587
Repligen Corp.*	392	103,817
West Pharmaceutical Services, Inc.	129	60,502

Total Life Sciences Tools & Services		618,073

Machinery - 1.4%
Watts Water Technologies, Inc., Class A	386	74,950

Paper & Forest Products - 1.0%
Louisiana-Pacific Corp.	707	55,393

Real Estate Management & Development - 2.1%
CBRE Group, Inc., Class A*	528	57,293
Jones Lang LaSalle, Inc.*	211	56,831

Total Real Estate Management & Development		114,124

Road & Rail - 5.6%
AMERCO	148	107,482
Avis Budget Group, Inc.*	389	80,667
Old Dominion Freight Line, Inc.	172	61,641
Saia, Inc.*	170	57,295

Total Road & Rail		307,085

Semiconductors & Semiconductor Equipment - 10.8%
Advanced Micro Devices, Inc.*	418	60,150
Ambarella, Inc.*	263	53,360
Applied Materials, Inc.	358	56,335
Enphase Energy, Inc.*	259	47,381
Lattice Semiconductor Corp.*	1,330	102,490
Monolithic Power Systems, Inc.	111	54,760
NVIDIA Corp.	185	54,410
ON Semiconductor Corp.*	839	56,985
Synaptics, Inc.*	363	105,092

Total Semiconductors & Semiconductor Equipment		590,963

Software - 14.1%
Atlassian Corp. PLC, Class A*	275	104,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

December 31, 2021

Investments	Shares	Value
Crowdstrike Holdings, Inc., Class A*	493	$100,942
Datadog, Inc., Class A*	319	56,817
Dynatrace, Inc.*	1,585	95,655
Fortinet, Inc.*	314	112,851
HubSpot, Inc.*	142	93,599
Manhattan Associates, Inc.*	355	55,199
Paylocity Holding Corp.*	399	94,228
Rapid7, Inc.*	481	56,609

Total Software		770,755

Specialty Retail - 6.3%
AutoNation, Inc.*	864	100,958
GameStop Corp., Class A*	604	89,628
Ulta Beauty, Inc.*	136	56,078
Williams-Sonoma, Inc.	558	94,375

Total Specialty Retail		341,039

Textiles, Apparel & Luxury Goods - 1.6%
Crocs, Inc.*	663	85,010

Trading Companies & Distributors - 3.2%
SiteOne Landscape Supply, Inc.*	255	61,782
WESCO International, Inc.*	865	113,825

Total Trading Companies & Distributors		175,607

Total United States		5,407,624

Switzerland - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
STMicroelectronics N.V.	1,152	56,310

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $5,385,195)		5,463,934
Other Assets less Liabilities - 0.0%		1,863

NET ASSETS - 100.0%		$5,465,797

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$5,463,934	$—	$—	$5,463,934

Total Investments in Securities	$5,463,934	$—	$—	$5,463,934

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.6%

Aerospace & Defense - 1.3%
Lockheed Martin Corp.	31,028	$11,027,662

Banks - 7.2%
Associated Banc-Corp.	18,576	419,632
Atlantic Union Bankshares Corp.	10,682	398,332
Bank of Hawaii Corp.	6,101	511,020
Banner Corp.	3,798	230,425
Brookline Bancorp, Inc.	11,264	182,364
Camden National Corp.	2,441	117,559
Cathay General Bancorp	15,385	661,401
Central Pacific Financial Corp.	6,261	176,372
Citigroup, Inc.	219,724	13,269,132
Citizens & Northern Corp.	4,808	125,585
Citizens Financial Group, Inc.	45,803	2,164,192
City Holding Co.	3,235	264,591
Columbia Banking System, Inc.	9,482	310,251
Comerica, Inc.	14,134	1,229,658
Community Trust Bancorp, Inc.	3,435	149,800
CVB Financial Corp.	23,572	504,676
Dime Community Bancshares, Inc.	5,064	178,050
Farmers National Banc Corp.	7,105	131,798
Fifth Third Bancorp	63,279	2,755,800
Financial Institutions, Inc.	4,111	130,730
First Bancorp, Inc. (The)	3,378	106,069
First Busey Corp.	8,966	243,158
First Commonwealth Financial Corp.	14,742	237,199
First Community Bankshares, Inc.	4,006	133,881
First Financial Bancorp	14,369	350,316
First Hawaiian, Inc.	17,027	465,348
First Horizon Corp.	66,434	1,084,867
First Interstate BancSystem, Inc., Class A	5,584	227,101
First of Long Island Corp. (The)	5,180	111,836
Flushing Financial Corp.	6,822	165,775
FNB Corp.	34,766	421,712
Fulton Financial Corp.	16,354	278,018
HBT Financial, Inc.	7,007	131,241
Heritage Commerce Corp.	15,171	181,142
Heritage Financial Corp.	5,237	127,992
Hope Bancorp, Inc.	21,555	317,074
Horizon Bancorp, Inc.	6,297	131,292
Independent Bank Corp.	5,594	133,529
International Bancshares Corp.	7,202	305,293
KeyCorp	102,867	2,379,314
Lakeland Bancorp, Inc.	8,524	161,871
M&T Bank Corp.	13,723	2,107,578
Mercantile Bank Corp.	3,116	109,153
Midland States Bancorp, Inc.	6,215	154,070
MidWestOne Financial Group, Inc.	130	4,208
NBT Bancorp, Inc.	5,159	198,725
OceanFirst Financial Corp.	7,340	162,948
Old National Bancorp	25,279	458,055
Pacific Premier Bancorp, Inc.	11,096	444,173
Park National Corp.	2,798	384,193
People’s United Financial, Inc.	60,612	1,080,106
Peoples Bancorp, Inc.	5,042	160,386
Prosperity Bancshares, Inc.	6,611	477,975
Regions Financial Corp.	96,609	2,106,076
Sandy Spring Bancorp, Inc.	6,310	303,385
Southside Bancshares, Inc.	6,318	264,219
Synovus Financial Corp.	13,870	663,957
Tompkins Financial Corp.	2,076	173,512
Truist Financial Corp.	145,351	8,510,301
Trustmark Corp.	6,102	198,071
U.S. Bancorp	163,982	9,210,869
Umpqua Holdings Corp.	45,042	866,608
United Bankshares, Inc.	16,358	593,468
Univest Financial Corp.	5,523	165,248
Valley National Bancorp	41,665	572,894
Washington Trust Bancorp, Inc.	3,729	210,204
Webster Financial Corp.	8,103	452,471
WesBanco, Inc.	13,219	462,533
West Bancorp, Inc.	4,741	147,303

Total Banks		62,248,085

Beverages - 4.6%
Coca-Cola Co. (The)	679,539	40,235,504

Biotechnology - 8.3%
AbbVie, Inc.	278,955	37,770,507
Amgen, Inc.	65,508	14,737,335
Gilead Sciences, Inc.	264,047	19,172,452

Total Biotechnology		71,680,294

Capital Markets - 4.3%
Artisan Partners Asset Management, Inc., Class A	22,051	1,050,510
B. Riley Financial, Inc.	7,713	685,377
Blackstone, Inc.	114,222	14,779,185
Federated Hermes, Inc., Class B	10,185	382,752
Franklin Resources, Inc.	59,530	1,993,660
GCM Grosvenor, Inc., Class A	389	4,084
Moelis & Co., Class A	13,075	817,318
Morgan Stanley	173,600	17,040,576
Sculptor Capital Management, Inc.(a)	5,848	124,855
Virtu Financial, Inc., Class A	23,266	670,759

Total Capital Markets		37,549,076

Chemicals - 1.0%
Cabot Corp.	5,162	290,104
Chemours Co. (The)	18,346	615,692
Dow, Inc.	130,752	7,416,253
Kronos Worldwide, Inc.	24,877	373,404

Total Chemicals		8,695,453

Commercial Services & Supplies - 0.1%
ACCO Brands Corp.	13,198	109,016
Deluxe Corp.	5,484	176,091
Ennis, Inc.	6,555	128,019
Healthcare Services Group, Inc.	13,131	233,601
HNI Corp.	6,529	274,544
Pitney Bowes, Inc.	21,888	145,117

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2021

Investments	Shares	Value
Steelcase, Inc., Class A	15,293	$179,234

Total Commercial Services & Supplies		1,245,622

Communications Equipment - 2.7%
Cisco Systems, Inc.	372,387	23,598,164

Consumer Finance - 0.3%
Navient Corp.	16,887	358,342
OneMain Holdings, Inc.	36,113	1,807,095

Total Consumer Finance		2,165,437

Containers & Packaging - 0.5%
Greif, Inc., Class B	4,773	285,330
International Paper Co.	51,492	2,419,094
Packaging Corp. of America	9,570	1,302,956
Sonoco Products Co.	10,170	588,741

Total Containers & Packaging		4,596,121

Diversified Consumer Services - 0.1%
H&R Block, Inc.	26,888	633,482
Strategic Education, Inc.	3,492	201,977

Total Diversified Consumer Services		835,459

Diversified Telecommunication Services - 4.4%
Cogent Communications Holdings, Inc.(a)	10,742	786,100
Verizon Communications, Inc.	721,000	37,463,160

Total Diversified Telecommunication Services		38,249,260

Electric Utilities - 8.0%
ALLETE, Inc.	7,430	492,981
Alliant Energy Corp.	23,326	1,433,849
American Electric Power Co., Inc.	64,113	5,704,134
Avangrid, Inc.	45,805	2,284,753
Duke Energy Corp.	101,536	10,651,126
Edison International	50,175	3,424,444
Entergy Corp.	26,321	2,965,061
Evergy, Inc.	40,099	2,751,192
Eversource Energy	32,815	2,985,509
Exelon Corp.	141,621	8,180,029
FirstEnergy Corp.	109,686	4,561,841
Hawaiian Electric Industries, Inc.	13,173	546,679
NRG Energy, Inc.	28,346	1,221,146
OGE Energy Corp.	45,331	1,739,804
Portland General Electric Co.	10,334	546,875
PPL Corp.	144,014	4,329,061
Southern Co. (The)	222,309	15,245,951

Total Electric Utilities		69,064,435

Energy Equipment & Services - 0.3%
Baker Hughes Co.	88,265	2,123,656

Equity Real Estate Investment Trusts (REITs) - 5.0%
Agree Realty Corp.	3,237	230,992
American Assets Trust, Inc.	3,511	131,768
American Campus Communities, Inc.	6,926	396,790
American Finance Trust, Inc.	19,460	177,670
Apartment Income REIT Corp.	6,875	375,856
Boston Properties, Inc.	7,451	858,206
Brandywine Realty Trust	16,635	223,242
Brixmor Property Group, Inc.	27,059	687,569
Broadstone Net Lease, Inc.	12,797	317,621
CareTrust REIT, Inc.	9,272	211,680
Community Healthcare Trust, Inc.	3,467	163,885
Corporate Office Properties Trust	8,403	235,032
Cousins Properties, Inc.	8,592	346,086
Crown Castle International Corp.	27,010	5,638,067
CubeSmart	14,128	804,024
Douglas Emmett, Inc.	10,200	341,700
Easterly Government Properties, Inc.	9,840	225,533
EPR Properties	6,023	286,032
Equity Residential	21,115	1,910,907
Essential Properties Realty Trust, Inc.	8,063	232,456
Federal Realty Investment Trust	3,177	433,089
Four Corners Property Trust, Inc.	7,038	206,988
Gaming and Leisure Properties, Inc.	27,466	1,336,496
Getty Realty Corp.	6,275	201,365
Gladstone Commercial Corp.	4,275	110,167
Healthcare Realty Trust, Inc.	8,473	268,086
Healthcare Trust of America, Inc., Class A	16,727	558,514
Healthpeak Properties, Inc.	25,522	921,089
Highwoods Properties, Inc.	9,132	407,196
Hudson Pacific Properties, Inc.	9,621	237,735
Industrial Logistics Properties Trust	9,053	226,778
Iron Mountain, Inc.	30,376	1,589,576
JBG SMITH Properties	5,298	152,106
Kilroy Realty Corp.	6,417	426,474
Kimco Realty Corp.	36,346	895,929
Kite Realty Group Trust	10,018	218,192
Lamar Advertising Co., Class A	5,720	693,836
LTC Properties, Inc.	4,102	140,042
LXP Industrial Trust	29,057	453,870
Macerich Co. (The)	9,518	164,471
National Retail Properties, Inc.	15,731	756,189
National Storage Affiliates Trust	7,368	509,866
Office Properties Income Trust	7,145	177,482
Omega Healthcare Investors, Inc.	29,030	858,998
One Liberty Properties, Inc.	3,389	119,564
Paramount Group, Inc.	14,413	120,204
Physicians Realty Trust	16,443	309,622
Piedmont Office Realty Trust, Inc., Class A	10,460	192,255
PotlatchDeltic Corp.	5,394	324,827
Rayonier, Inc.	7,750	312,790
Realty Income Corp.	32,552	2,330,398
Regency Centers Corp.	7,177	540,787
Saul Centers, Inc.	2,300	121,946
Simon Property Group, Inc.	28,287	4,519,414
SITE Centers Corp.	7,557	119,627
SL Green Realty Corp.	6,818	488,851
Spirit Realty Capital, Inc.	13,382	644,879
STAG Industrial, Inc.	11,451	549,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2021

Investments	Shares	Value
STORE Capital Corp.	23,793	$818,479
Tanger Factory Outlet Centers, Inc.	5,811	112,036
Uniti Group, Inc.(a)	20,750	290,707
Ventas, Inc.	19,446	994,079
VICI Properties, Inc.	46,185	1,390,630
W.P. Carey, Inc.	18,686	1,533,186
Washington Real Estate Investment Trust	4,928	127,389
Welltower, Inc.	16,610	1,424,640

Total Equity Real Estate Investment Trusts (REITs)		43,125,150

Food & Staples Retailing - 0.7%
SpartanNash Co.	7,702	198,404
Walgreens Boots Alliance, Inc.	117,031	6,104,337

Total Food & Staples Retailing		6,302,741

Food Products - 2.5%
B&G Foods, Inc.	14,720	452,346
Campbell Soup Co.	37,721	1,639,355
Conagra Brands, Inc.	65,337	2,231,258
Flowers Foods, Inc.	35,900	986,173
General Mills, Inc.	65,433	4,408,875
Ingredion, Inc.	6,252	604,193
J.M. Smucker Co. (The)	11,208	1,522,271
Kellogg Co.	42,485	2,736,884
Kraft Heinz Co. (The)	194,436	6,980,252

Total Food Products		21,561,607

Gas Utilities - 0.7%
Atmos Energy Corp.	12,271	1,285,633
National Fuel Gas Co.	16,961	1,084,486
New Jersey Resources Corp.	12,217	501,630
Northwest Natural Holding Co.	5,305	258,778
ONE Gas, Inc.	5,343	414,563
South Jersey Industries, Inc.(a)	24,982	652,530
Spire, Inc.	9,413	613,916
UGI Corp.	33,099	1,519,575

Total Gas Utilities		6,331,111

Health Care Providers & Services - 0.3%
Cardinal Health, Inc.	39,394	2,028,397
National HealthCare Corp.	2,089	141,927
Patterson Cos., Inc.	14,486	425,164

Total Health Care Providers & Services		2,595,488

Hotels, Restaurants & Leisure - 0.3%
Cracker Barrel Old Country Store, Inc.	3,214	413,449
Darden Restaurants, Inc.	13,310	2,005,018

Total Hotels, Restaurants & Leisure		2,418,467

Household Durables - 0.3%
Ethan Allen Interiors, Inc.	6,222	163,576
Leggett & Platt, Inc.	17,947	738,699
MDC Holdings, Inc.	10,636	593,808
Newell Brands, Inc.	59,593	1,301,511

Total Household Durables		2,797,594

Household Products - 0.7%
Energizer Holdings, Inc.	7,505	300,951
Kimberly-Clark Corp.	38,284	5,471,549
Reynolds Consumer Products, Inc.	21,743	682,730

Total Household Products		6,455,230

Independent Power & Renewable Electricity Producers - 0.0%
Clearway Energy, Inc., Class A	8,752	293,017

Industrial Conglomerates - 1.4%
3M Co.	65,771	11,682,903

Insurance - 3.6%
Aflac, Inc.	64,705	3,778,125
Allstate Corp. (The)	28,844	3,393,497
CNA Financial Corp.	32,832	1,447,235
Donegal Group, Inc., Class A	7,145	102,102
Fidelity National Financial, Inc.	50,305	2,624,915
First American Financial Corp.	14,519	1,135,821
Horace Mann Educators Corp.	3,857	149,266
Mercury General Corp.	13,618	722,571
MetLife, Inc.	91,782	5,735,457
Old Republic International Corp.	55,172	1,356,128
Principal Financial Group, Inc.	32,747	2,368,590
Prudential Financial, Inc.	56,846	6,153,011
Reinsurance Group of America, Inc.	6,313	691,210
Safety Insurance Group, Inc.	4,192	356,446
Universal Insurance Holdings, Inc.	8,701	147,917
Unum Group	36,209	889,655

Total Insurance		31,051,946

Leisure Products - 0.0%
Sturm Ruger & Co., Inc.(a)	4,551	309,559

Machinery - 0.0%
Trinity Industries, Inc.	10,302	311,120

Media - 0.5%
Interpublic Group of Cos., Inc. (The)	41,625	1,558,856
Omnicom Group, Inc.	28,946	2,120,873
Sinclair Broadcast Group, Inc., Class A	6,646	175,654

Total Media		3,855,383

Metals & Mining - 0.8%
Newmont Corp.	108,340	6,719,247
SunCoke Energy, Inc.	18,018	118,738

Total Metals & Mining		6,837,985

Multi-Utilities - 3.9%
Avista Corp.	10,911	463,608
Black Hills Corp.	7,846	553,692
CMS Energy Corp.	41,615	2,707,056
Consolidated Edison, Inc.	45,753	3,903,646
Dominion Energy, Inc.	94,000	7,384,640
DTE Energy Co.	20,257	2,421,522
MDU Resources Group, Inc.	30,955	954,652
NiSource, Inc.	45,273	1,249,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2021

Investments	Shares	Value
NorthWestern Corp.	8,358	$477,743
Public Service Enterprise Group, Inc.	55,114	3,677,757
Sempra Energy	37,710	4,988,279
Unitil Corp.	2,889	132,865
WEC Energy Group, Inc.	47,296	4,591,023

Total Multi-Utilities		33,506,471

Multiline Retail - 0.0%
Franchise Group, Inc.	6,893	359,539

Oil, Gas & Consumable Fuels - 14.2%
Antero Midstream Corp.	155,754	1,507,699
Chesapeake Energy Corp.	11,675	753,271
Chevron Corp.	304,820	35,770,627
Civitas Resources, Inc.	13,102	641,605
Devon Energy Corp.	275,708	12,144,937
DTE Midstream LLC	13,959	669,753
EOG Resources, Inc.	68,788	6,110,438
Equitrans Midstream Corp.	89,639	926,867
Exxon Mobil Corp.	726,942	44,481,581
Falcon Minerals Corp.	37,598	183,102
HollyFrontier Corp.	23,165	759,349
Kinder Morgan, Inc.	531,257	8,425,736
Marathon Petroleum Corp.	78,012	4,991,988
ONEOK, Inc.	93,328	5,483,953

Total Oil, Gas & Consumable Fuels		122,850,906

Paper & Forest Products - 0.1%
Glatfelter Corp.	6,242	107,362
Neenah, Inc.	2,703	125,095
Schweitzer-Mauduit International, Inc.	6,588	196,981

Total Paper & Forest Products		429,438

Personal Products - 0.0%
Nu Skin Enterprises, Inc., Class A	6,168	313,026

Pharmaceuticals - 10.8%
Bristol-Myers Squibb Co.	263,104	16,404,534
Merck & Co., Inc.	325,669	24,959,272
Organon & Co.	47,117	1,434,713
Pfizer, Inc.	861,832	50,891,180

Total Pharmaceuticals		93,689,699

Professional Services - 0.0%
Resources Connection, Inc.	6,746	120,349

Real Estate Management & Development - 0.0%
Douglas Elliman, Inc.*	785	9,028
Kennedy-Wilson Holdings, Inc.	11,873	283,527

Total Real Estate Management & Development		292,555

Road & Rail - 0.1%
Ryder System, Inc.	7,862	648,065

Semiconductors & Semiconductor Equipment - 0.0%
NVE Corp.	2,227	152,104

Specialty Retail - 0.1%
Big 5 Sporting Goods Corp.	1,639	31,157
Buckle, Inc. (The)	6,209	262,703
Camping World Holdings, Inc., Class A(a)	7,413	299,485
Guess?, Inc.(a)	8,196	194,081
Rent-A-Center, Inc.	6,090	292,564

Total Specialty Retail		1,079,990

Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	138,670	2,186,826
HP, Inc.	105,894	3,989,027
Xerox Holdings Corp.	30,320	686,445

Total Technology Hardware, Storage & Peripherals		6,862,298

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.	41,662	696,588
Kontoor Brands, Inc.	6,739	345,374

Total Textiles, Apparel & Luxury Goods		1,041,962

Thrifts & Mortgage Finance - 0.5%
Capitol Federal Financial, Inc.	14,051	159,198
Federal Agricultural Mortgage Corp., Class C	1,587	196,677
New York Community Bancorp, Inc.	84,874	1,036,311
Northfield Bancorp, Inc.	8,891	143,679
Northwest Bancshares, Inc.(a)	23,684	335,365
Premier Financial Corp.	5,570	172,169
Provident Financial Services, Inc.	19,239	465,969
TFS Financial Corp.	54,442	972,879
TrustCo Bank Corp.	4,029	134,206
UWM Holdings Corp.	22,557	133,537
Washington Federal, Inc.	5,014	167,367

Total Thrifts & Mortgage Finance		3,917,357

Tobacco - 9.0%
Altria Group, Inc.	757,644	35,904,749
Philip Morris International, Inc.	433,536	41,185,920
Universal Corp.	9,869	542,006
Vector Group Ltd.	41,646	478,096

Total Tobacco		78,110,771

Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc., Class A	5,804	487,884

Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.(a)	14,308	288,306

Total United States		863,394,249

Puerto Rico - 0.1%

Banks - 0.1%
First Bancorp	29,692	409,156

TOTAL COMMON STOCKS (Cost: $758,090,706)		863,803,405

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2021

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. Total Dividend Fund(a)(b) (Cost: $574,798)	9,619	$622,734

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c) (Cost: $1,249,873)	1,249,873	1,249,873

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $759,915,377)		865,676,012
Other Assets less Liabilities - 0.1%		1,091,006

NET ASSETS - 100.0%		$866,767,018

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,169,953. The Fund also had securities on loan having a total market value of $598,651 that were sold and pending settlement. The total market value of the collateral held by the Fund was $2,842,979. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,593,106.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2021	Dividend Income
WisdomTree U.S. Total Dividend Fund	$—	$16,497,104	$16,053,363	$131,057	$47,936	$622,734	$44,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$863,803,405	$—	$—	$863,803,405
Exchange-Traded Fund	622,734	—	—	622,734
Investment of Cash Collateral for Securities Loaned	—	1,249,873	—	1,249,873

Total Investments in Securities	$864,426,139	$1,249,873	$—	$865,676,012

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.7%
General Dynamics Corp.	41,367	$8,623,778
HEICO Corp.	999	144,076
L3Harris Technologies, Inc.	22,225	4,739,259
Lockheed Martin Corp.	49,595	17,626,559
Northrop Grumman Corp.	23,317	9,025,311
Raytheon Technologies Corp.	199,415	17,161,655

Total Aerospace & Defense		57,320,638

Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	12,466	1,674,059
FedEx Corp.	15,775	4,080,046
United Parcel Service, Inc., Class B	88,037	18,869,851

Total Air Freight & Logistics		24,623,956

Automobiles - 0.3%
Ford Motor Co.	430,909	8,949,980

Banks - 7.2%
Bank of America Corp.	903,504	40,196,893
Citigroup, Inc.	356,320	21,518,165
Citizens Financial Group, Inc.	65,706	3,104,608
Fifth Third Bancorp	128,722	5,605,843
First Republic Bank	6,616	1,366,270
JPMorgan Chase & Co.	623,368	98,710,323
KeyCorp	150,620	3,483,841
M&T Bank Corp.	22,550	3,463,229
PNC Financial Services Group, Inc. (The)	56,782	11,385,927
Regions Financial Corp.	206,563	4,503,073
Signature Bank	450	145,562
Truist Financial Corp.	260,228	15,236,349
U.S. Bancorp	283,613	15,930,542
Wells Fargo & Co.	357,781	17,166,332

Total Banks		241,816,957

Beverages - 3.9%
Brown-Forman Corp., Class B	33,631	2,450,355
Coca-Cola Co. (The)	1,111,919	65,836,724
Constellation Brands, Inc., Class A	11,842	2,971,987
Keurig Dr. Pepper, Inc.	154,462	5,693,469
PepsiCo, Inc.	309,371	53,740,836

Total Beverages		130,693,371

Biotechnology - 3.5%
AbbVie, Inc.	460,092	62,296,457
Amgen, Inc.	107,936	24,282,362
Gilead Sciences, Inc.	436,966	31,728,101

Total Biotechnology		118,306,920

Building Products - 0.1%
Carrier Global Corp.	30,702	1,665,276

Capital Markets - 4.7%
Ameriprise Financial, Inc.	11,692	3,527,009
Apollo Global Management, Inc.(a)	50,726	3,674,084
Bank of New York Mellon Corp. (The)	104,604	6,075,400
BlackRock, Inc.	16,890	15,463,808
Blackstone, Inc.	184,215	23,835,579
Carlyle Group, Inc. (The)	44,524	2,444,368
Charles Schwab Corp. (The)	87,538	7,361,946
CME Group, Inc.	34,736	7,935,787
FactSet Research Systems, Inc.	1,290	626,953
Goldman Sachs Group, Inc. (The)	39,960	15,286,698
Intercontinental Exchange, Inc.	33,372	4,564,288
KKR & Co., Inc.	46,883	3,492,784
Moody’s Corp.	12,599	4,920,917
Morgan Stanley	280,415	27,525,536
MSCI, Inc.	3,890	2,383,364
Nasdaq, Inc.	20,193	4,240,732
Northern Trust Corp.	31,446	3,761,256
Raymond James Financial, Inc.	15,597	1,565,939
S&P Global, Inc.	13,613	6,424,383
State Street Corp.	43,567	4,051,731
T. Rowe Price Group, Inc.	42,610	8,378,830

Total Capital Markets		157,541,392

Chemicals - 1.3%
Air Products & Chemicals, Inc.	23,498	7,149,501
Albemarle Corp.	5,893	1,377,607
Corteva, Inc.	44,192	2,089,398
Dow, Inc.	216,573	12,284,021
DuPont de Nemours, Inc.	58,490	4,724,822
Ecolab, Inc.	14,017	3,288,248
International Flavors & Fragrances, Inc.	27,491	4,141,519
PPG Industries, Inc.	20,034	3,454,663
Sherwin-Williams Co. (The)	17,225	6,065,956

Total Chemicals		44,575,735

Commercial Services & Supplies - 0.5%
Cintas Corp.	7,924	3,511,679
Republic Services, Inc.	43,833	6,112,512
Waste Management, Inc.	46,253	7,719,626

Total Commercial Services & Supplies		17,343,817

Communications Equipment - 1.3%
Cisco Systems, Inc.	637,609	40,405,282
Motorola Solutions, Inc.	15,747	4,278,460
Ubiquiti, Inc.	1,086	333,076

Total Communications Equipment		45,016,818

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	3,048	1,342,705

Consumer Finance - 0.6%
American Express Co.	52,699	8,621,556
Capital One Financial Corp.	35,376	5,132,704
Discover Financial Services	36,257	4,189,859
Synchrony Financial	79,409	3,683,784

Total Consumer Finance		21,627,903

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2021

Investments	Shares	Value
Containers & Packaging - 0.2%
Avery Dennison Corp.	10,568	$2,288,712
Ball Corp.	9,811	944,505
International Paper Co.	93,374	4,386,710

Total Containers & Packaging		7,619,927

Distributors - 0.1%
Genuine Parts Co.	26,993	3,784,419
Pool Corp.	1,519	859,754

Total Distributors		4,644,173

Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	1,210,841	62,915,298

Electric Utilities - 3.9%
American Electric Power Co., Inc.	106,956	9,515,875
Avangrid, Inc.	72,659	3,624,231
Duke Energy Corp.	170,538	17,889,436
Edison International	79,051	5,395,231
Entergy Corp.	41,845	4,713,839
Eversource Energy	50,321	4,578,205
Exelon Corp.	225,147	13,004,491
FirstEnergy Corp.	167,446	6,964,079
NextEra Energy, Inc.	298,768	27,892,981
PPL Corp.	229,151	6,888,279
Southern Co. (The)	368,873	25,297,310
Xcel Energy, Inc.	100,137	6,779,275

Total Electric Utilities		132,543,232

Electrical Equipment - 0.4%
AMETEK, Inc.	8,527	1,253,810
Emerson Electric Co.	80,862	7,517,740
Rockwell Automation, Inc.	11,303	3,943,052

Total Electrical Equipment		12,714,602

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	40,863	3,573,878
CDW Corp.	9,291	1,902,611
Corning, Inc.	106,321	3,958,331

Total Electronic Equipment, Instruments & Components		9,434,820

Energy Equipment & Services - 0.2%
Baker Hughes Co.	184,597	4,441,404
Halliburton Co.	62,558	1,430,701

Total Energy Equipment & Services		5,872,105

Entertainment - 0.1%
Activision Blizzard, Inc.	32,973	2,193,694
Electronic Arts, Inc.	9,369	1,235,771

Total Entertainment		3,429,465

Equity Real Estate Investment Trusts (REITs) - 5.7%
Alexandria Real Estate Equities, Inc.	23,673	5,278,132
American Tower Corp.	72,920	21,329,100
AvalonBay Communities, Inc.	31,452	7,944,461
Boston Properties, Inc.	30,908	3,559,983
Camden Property Trust	7,593	1,356,717
Crown Castle International Corp.	111,659	23,307,700
Digital Realty Trust, Inc.	50,265	8,890,371
Duke Realty Corp.	49,140	3,225,550
Equinix, Inc.	7,450	6,301,508
Equity Residential	89,412	8,091,786
Essex Property Trust, Inc.	11,104	3,911,162
Extra Space Storage, Inc.	32,063	7,269,644
Healthpeak Properties, Inc.	135,655	4,895,789
Invitation Homes, Inc.	66,537	3,016,788
Mid-America Apartment Communities, Inc.	22,012	5,050,433
Prologis, Inc.	73,491	12,372,945
Public Storage	37,918	14,202,566
Realty Income Corp.	129,650	9,281,643
SBA Communications Corp.	4,798	1,866,518
Simon Property Group, Inc.	116,864	18,671,361
Sun Communities, Inc.	13,771	2,891,497
UDR, Inc.	33,274	1,996,107
Ventas, Inc.	70,985	3,628,753
VICI Properties, Inc.	162,938	4,906,063
Welltower, Inc.	65,033	5,577,880
Weyerhaeuser Co.	96,160	3,959,869

Total Equity Real Estate Investment Trusts (REITs)		192,784,326

Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	24,093	13,677,596
Kroger Co. (The)	101,055	4,573,749
Sysco Corp.	66,119	5,193,648
Walgreens Boots Alliance, Inc.	180,914	9,436,474
Walmart, Inc.	255,906	37,027,039

Total Food & Staples Retailing		69,908,506

Food Products - 1.7%
Archer-Daniels-Midland Co.	101,397	6,853,423
General Mills, Inc.	123,663	8,332,413
Hershey Co. (The)	21,743	4,206,618
Hormel Foods Corp.	64,233	3,135,213
Kellogg Co.	85,297	5,494,833
Kraft Heinz Co. (The)	304,146	10,918,841
McCormick & Co., Inc., Non-Voting Shares	27,491	2,655,906
Mondelez International, Inc., Class A	173,950	11,534,624
Tyson Foods, Inc., Class A	47,449	4,135,655

Total Food Products		57,267,526

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	204,830	28,827,774
Baxter International, Inc.	35,055	3,009,121
Becton, Dickinson and Co.	20,114	5,058,269
Cooper Cos., Inc. (The)	100	41,894
ResMed, Inc.	6,436	1,676,449
Stryker Corp.	21,644	5,788,039
Zimmer Biomet Holdings, Inc.	8,806	1,118,714

Total Health Care Equipment & Supplies		45,520,260

Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	20,071	2,667,235
Anthem, Inc.	16,704	7,742,972
Cigna Corp.	33,316	7,650,353
CVS Health Corp.	171,818	17,724,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2021

Investments	Shares	Value
HCA Healthcare, Inc.	11,806	$3,033,197
Humana, Inc.	4,814	2,233,022
McKesson Corp.	7,182	1,785,230
Quest Diagnostics, Inc.	17,854	3,088,921
UnitedHealth Group, Inc.	69,230	34,763,152

Total Health Care Providers & Services		80,688,827

Health Care Technology - 0.1%
Cerner Corp.	18,301	1,699,614

Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	17,803	2,681,844
Domino’s Pizza, Inc.	2,387	1,347,056
McDonald’s Corp.	134,589	36,079,273
MGM Resorts International	9,705	435,560
Starbucks Corp.	111,796	13,076,778
Yum! Brands, Inc.	41,973	5,828,371

Total Hotels, Restaurants & Leisure		59,448,882

Household Durables - 0.1%
D.R. Horton, Inc.	23,613	2,560,830
Lennar Corp., Class A	17,120	1,988,659

Total Household Durables		4,549,489

Household Products - 3.2%
Church & Dwight Co., Inc.	17,277	1,770,892
Clorox Co. (The)	21,838	3,807,673
Colgate-Palmolive Co.	155,755	13,292,132
Kimberly-Clark Corp.	70,828	10,122,738
Procter & Gamble Co. (The)	472,079	77,222,683

Total Household Products		106,216,118

Industrial Conglomerates - 1.1%
3M Co.	114,492	20,337,214
General Electric Co.	14,115	1,333,444
Honeywell International, Inc.	70,973	14,798,580
Roper Technologies, Inc.	3,553	1,747,579

Total Industrial Conglomerates		38,216,817

Insurance - 2.0%
Aflac, Inc.	96,164	5,615,016
Allstate Corp. (The)	47,350	5,570,728
American International Group, Inc.	98,321	5,590,532
Arthur J. Gallagher & Co.	19,194	3,256,646
Brown & Brown, Inc.	12,157	854,394
Cincinnati Financial Corp.	27,043	3,081,009
Hartford Financial Services Group, Inc. (The)	34,666	2,393,341
Marsh & McLennan Cos., Inc.	59,461	10,335,511
MetLife, Inc.	169,317	10,580,619
Principal Financial Group, Inc.	45,986	3,326,167
Progressive Corp. (The)	20,074	2,060,596
Prudential Financial, Inc.	88,585	9,588,440
Travelers Cos., Inc. (The)	34,195	5,349,124

Total Insurance		67,602,123

Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	53,074	3,529,421

IT Services - 1.5%
Automatic Data Processing, Inc.	46,911	11,567,314
Broadridge Financial Solutions, Inc.	12,734	2,328,030
Cognizant Technology Solutions Corp., Class A	35,396	3,140,333
MasterCard, Inc., Class A	30,567	10,983,335
Paychex, Inc.	61,092	8,339,058
Visa, Inc., Class A	66,916	14,501,366

Total IT Services		50,859,436

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	16,190	2,584,733
Bio-Techne Corp.	1,486	768,767
Danaher Corp.	14,595	4,801,901
PerkinElmer, Inc.	1,099	220,965
Thermo Fisher Scientific, Inc.	5,965	3,980,087
West Pharmaceutical Services, Inc.	673	315,644

Total Life Sciences Tools & Services		12,672,097

Machinery - 1.8%
Caterpillar, Inc.	69,362	14,339,900
Cummins, Inc.	20,760	4,528,587
Deere & Co.	21,322	7,311,101
Dover Corp.	20,039	3,639,082
Fortive Corp.	9,235	704,538
IDEX Corp.	1,235	291,855
Illinois Tool Works, Inc.	57,194	14,115,479
Ingersoll Rand, Inc.	3,197	197,798
Otis Worldwide Corp.	39,737	3,459,901
PACCAR, Inc.	30,762	2,715,054
Parker-Hannifin Corp.	10,084	3,207,922
Stanley Black & Decker, Inc.	15,068	2,842,126
Westinghouse Air Brake Technologies Corp.	7,753	714,129
Xylem, Inc.	7,077	848,674

Total Machinery		58,916,146

Media - 0.8%
Comcast Corp., Class A	494,977	24,912,192
Fox Corp., Class A	41,875	1,545,188
Sirius XM Holdings, Inc.(a)	210,574	1,337,145

Total Media		27,794,525

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	50,156	2,093,010
Newmont Corp.	166,599	10,332,470
Nucor Corp.	32,390	3,697,318

Total Metals & Mining		16,122,798

Multi-Utilities - 1.6%
Ameren Corp.	37,003	3,293,637
CMS Energy Corp.	60,310	3,923,166
Consolidated Edison, Inc.	72,323	6,170,598
Dominion Energy, Inc.	154,783	12,159,753
DTE Energy Co.	38,159	4,561,527
Public Service Enterprise Group, Inc.	100,082	6,678,472
Sempra Energy	62,790	8,305,861

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2021

Investments	Shares	Value
WEC Energy Group, Inc.	71,718	$6,961,666

Total Multi-Utilities		52,054,680

Multiline Retail - 0.5%
Dollar General Corp.	8,673	2,045,353
Target Corp.	63,452	14,685,331

Total Multiline Retail		16,730,684

Oil, Gas & Consumable Fuels - 6.7%
Cheniere Energy, Inc.	20,900	2,119,678
Chevron Corp.	499,205	58,581,707
ConocoPhillips	180,436	13,023,870
Devon Energy Corp.	442,751	19,503,182
Diamondback Energy, Inc.	13,287	1,433,003
EOG Resources, Inc.	113,906	10,118,270
Exxon Mobil Corp.	1,389,202	85,005,270
Hess Corp.	14,726	1,090,166
Kinder Morgan, Inc.	874,703	13,872,790
Marathon Petroleum Corp.	118,810	7,602,652
Occidental Petroleum Corp.	22,179	642,969
ONEOK, Inc.	148,086	8,701,533
Pioneer Natural Resources Co.	17,794	3,236,373

Total Oil, Gas & Consumable Fuels		224,931,463

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	7,405	2,741,331

Pharmaceuticals - 8.3%
Bristol-Myers Squibb Co.	422,508	26,343,374
Eli Lilly & Co.	77,891	21,515,052
Johnson & Johnson	584,015	99,907,446
Merck & Co., Inc.	550,992	42,228,027
Pfizer, Inc.	1,433,227	84,632,054
Zoetis, Inc.	15,215	3,712,917

Total Pharmaceuticals		278,338,870

Professional Services - 0.1%
Equifax, Inc.	6,366	1,863,901
Jacobs Engineering Group, Inc.	2,941	409,476
TransUnion	4,634	549,500
Verisk Analytics, Inc.	7,477	1,710,214

Total Professional Services		4,533,091

Road & Rail - 1.1%
CSX Corp.	137,700	5,177,520
JB Hunt Transport Services, Inc.	2,545	520,198
Norfolk Southern Corp.	21,986	6,545,452
Old Dominion Freight Line, Inc.	2,531	907,060
Union Pacific Corp.	92,447	23,290,173

Total Road & Rail		36,440,403

Semiconductors & Semiconductor Equipment - 4.6%
Analog Devices, Inc.	42,923	7,544,576
Applied Materials, Inc.	39,474	6,211,629
Broadcom, Inc.	61,062	40,631,265
Entegris, Inc.	948	131,374
Intel Corp.	615,557	31,701,185
KLA Corp.	11,328	4,872,286
Lam Research Corp.	8,371	6,020,005
Marvell Technology, Inc.	6,014	526,165
Microchip Technology, Inc.	33,008	2,873,676
Micron Technology, Inc.	23,265	2,167,135
Monolithic Power Systems, Inc.	655	323,131
NVIDIA Corp.	13,370	3,932,251
QUALCOMM, Inc.	103,551	18,936,371
Skyworks Solutions, Inc.	14,376	2,230,293
Teradyne, Inc.	2,501	408,989
Texas Instruments, Inc.	128,488	24,216,133
Xilinx, Inc.	6,868	1,456,222

Total Semiconductors & Semiconductor Equipment		154,182,686

Software - 5.6%
Intuit, Inc.	8,201	5,275,047
Microsoft Corp.	483,787	162,707,244
Oracle Corp.	233,472	20,361,093
SS&C Technologies Holdings, Inc.	9,618	788,484

Total Software		189,131,868

Specialty Retail - 2.8%
Bath & Body Works, Inc.	3,630	253,338
Best Buy Co., Inc.	42,022	4,269,435
Home Depot, Inc. (The)	143,120	59,396,231
Lowe’s Cos., Inc.	74,209	19,181,542
Ross Stores, Inc.	14,677	1,677,288
TJX Cos., Inc. (The)	97,838	7,427,861
Tractor Supply Co.	6,640	1,584,304

Total Specialty Retail		93,789,999

Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	747,297	132,697,528
Hewlett Packard Enterprise Co.	193,992	3,059,254
HP, Inc.	171,949	6,477,319
NetApp, Inc.	32,750	3,012,672

Total Technology Hardware, Storage & Peripherals		145,246,773

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	48,459	8,076,662
VF Corp.	51,288	3,755,307

Total Textiles, Apparel & Luxury Goods		11,831,969

Tobacco - 3.8%
Altria Group, Inc.	1,250,274	59,250,485
Philip Morris International, Inc.	724,697	68,846,215

Total Tobacco		128,096,700

Trading Companies & Distributors - 0.2%
Fastenal Co.	74,289	4,758,953
W.W. Grainger, Inc.	3,908	2,025,282

Total Trading Companies & Distributors		6,784,235

Water Utilities - 0.1%
American Water Works Co., Inc.	21,308	4,024,229

TOTAL COMMON STOCKS (Cost: $2,316,872,036)		3,352,654,982

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2021

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree U.S. Total Dividend Fund(a)(b) (Cost: $771,690)	12,234	$792,029

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c) (Cost: $5,260,153)	5,260,153	5,260,153

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $2,322,903,879)		3,358,707,164
Other Assets less Liabilities - 0.0%		155,598

NET ASSETS - 100.0%		$3,358,862,762

(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,531,350. The Fund also had securities on loan having a total market value of $4,936 that were sold and pending settlement. The total market value of the collateral held by the Fund was $5,664,359. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $404,206.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2021	Dividend Income
WisdomTree U.S. Total Dividend Fund	$6,267,390	$17,511,866	$23,627,559	$931,810	$(291,478)	$792,029	$102,883

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$3,352,654,982	$—	$—	$3,352,654,982
Exchange-Traded Fund	792,029	—	—	792,029
Investment of Cash Collateral for Securities Loaned	—	5,260,153	—	5,260,153

Total Investments in Securities	$3,353,447,011	$5,260,153	$—	$3,358,707,164

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.2%
Axon Enterprise, Inc.*	445	$69,865
General Dynamics Corp.	5,570	1,161,178
HEICO Corp.	874	126,048
L3Harris Technologies, Inc.	4,114	877,269
Lockheed Martin Corp.	6,031	2,143,478
Northrop Grumman Corp.	3,957	1,531,636
Raytheon Technologies Corp.	24,002	2,065,612
Textron, Inc.	3,114	240,401
TransDigm Group, Inc.*	379	241,150

Total Aerospace & Defense		8,456,637

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	2,289	246,365
Expeditors International of Washington, Inc.	2,860	384,069
FedEx Corp.	6,570	1,699,265
United Parcel Service, Inc., Class B	16,560	3,549,471

Total Air Freight & Logistics		5,879,170

Automobiles - 2.3%
Ford Motor Co.	133,502	2,772,837
General Motors Co.*	64,006	3,752,672
Tesla, Inc.*	9,267	9,793,180

Total Automobiles		16,318,689

Banks - 7.0%
Bank of America Corp.	223,529	9,944,805
Citigroup, Inc.	97,607	5,894,487
Citizens Financial Group, Inc.	13,074	617,747
Fifth Third Bancorp	17,950	781,722
First Republic Bank	1,647	340,122
JPMorgan Chase & Co.	103,312	16,359,455
KeyCorp	31,848	736,644
M&T Bank Corp.	3,458	531,080
PNC Financial Services Group, Inc. (The)	9,062	1,817,112
Regions Financial Corp.	34,900	760,820
Signature Bank	519	167,881
SVB Financial Group*	755	512,071
Truist Financial Corp.	31,398	1,838,353
U.S. Bancorp	43,080	2,419,804
Wells Fargo & Co.	121,793	5,843,628
Western Alliance Bancorp	1,652	177,838

Total Banks		48,743,569

Beverages - 1.3%
Brown-Forman Corp., Class B	3,396	247,432
Coca-Cola Co. (The)	63,324	3,749,414
Constellation Brands, Inc., Class A	2,847	714,512
Keurig Dr. Pepper, Inc.	20,660	761,528
Monster Beverage Corp.*	5,880	564,715
PepsiCo, Inc.	17,583	3,054,343

Total Beverages		9,091,944

Biotechnology - 3.1%
AbbVie, Inc.	61,851	8,374,625
Amgen, Inc.	15,532	3,494,234
BioMarin Pharmaceutical, Inc.*	941	83,137
Gilead Sciences, Inc.	54,463	3,954,559
Incyte Corp.*	2,254	165,444
Moderna, Inc.*	9,055	2,299,789
Regeneron Pharmaceuticals, Inc.*	3,671	2,318,310
Vertex Pharmaceuticals, Inc.*	5,209	1,143,896

Total Biotechnology		21,833,994

Building Products - 0.3%
Builders FirstSource, Inc.*	7,191	616,341
Carlisle Cos., Inc.	528	131,007
Carrier Global Corp.	11,067	600,274
Fortune Brands Home & Security, Inc.	2,385	254,956
Masco Corp.	4,240	297,733
Trex Co., Inc.*	617	83,314

Total Building Products		1,983,625

Capital Markets - 3.6%
Ameriprise Financial, Inc.	2,636	795,176
Bank of New York Mellon Corp. (The)	19,664	1,142,085
BlackRock, Inc.	2,189	2,004,161
CBOE Global Markets, Inc.	949	123,750
Charles Schwab Corp. (The)	23,856	2,006,290
CME Group, Inc.	3,098	707,769
Coinbase Global, Inc., Class A*	2,844	717,740
FactSet Research Systems, Inc.	212	103,034
Franklin Resources, Inc.	16,590	555,599
Goldman Sachs Group, Inc. (The)	15,814	6,049,646
Intercontinental Exchange, Inc.	6,487	887,227
LPL Financial Holdings, Inc.	577	92,372
MarketAxess Holdings, Inc.	250	102,817
Moody’s Corp.	1,744	681,171
Morgan Stanley	49,856	4,893,865
Morningstar, Inc.	229	78,316
MSCI, Inc.	455	278,774
Nasdaq, Inc.	1,643	345,046
Northern Trust Corp.	3,285	392,919
Raymond James Financial, Inc.	4,298	431,469
S&P Global, Inc.	2,176	1,026,920
State Street Corp.	8,098	753,114
T. Rowe Price Group, Inc.	4,668	917,915

Total Capital Markets		25,087,175

Chemicals - 1.3%
Air Products & Chemicals, Inc.	2,282	694,321
Albemarle Corp.	800	187,016
Celanese Corp.	3,548	596,277
CF Industries Holdings, Inc.	3,471	245,677
Corteva, Inc.	10,584	500,411
Dow, Inc.	35,707	2,025,301
DuPont de Nemours, Inc.	10,561	853,118
Eastman Chemical Co.	3,584	433,341
Ecolab, Inc.	1,937	454,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2021

Investments	Shares	Value
FMC Corp.	2,452	$269,450
International Flavors & Fragrances, Inc.	2,358	355,233
Mosaic Co. (The)	12,903	506,959
PPG Industries, Inc.	3,424	590,435
RPM International, Inc.	1,636	165,236
Sherwin-Williams Co. (The)	2,243	789,895
Westlake Chemical Corp.	4,913	477,200

Total Chemicals		9,144,271

Commercial Services & Supplies - 0.3%
Cintas Corp.	850	376,694
Copart, Inc.*	2,140	324,467
Republic Services, Inc.	3,219	448,890
Rollins, Inc.	3,400	116,314
Waste Management, Inc.	3,975	663,427

Total Commercial Services & Supplies		1,929,792

Communications Equipment - 1.1%
Arista Networks, Inc.*	3,727	535,756
Cisco Systems, Inc.	86,694	5,493,799
F5, Inc.*	1,660	406,219
Motorola Solutions, Inc.	2,808	762,933
Ubiquiti, Inc.	1,286	394,416

Total Communications Equipment		7,593,123

Construction & Engineering - 0.0%
Quanta Services, Inc.	1,869	214,300

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	580	255,502

Consumer Finance - 1.3%
Ally Financial, Inc.	17,018	810,227
American Express Co.	15,736	2,574,409
Capital One Financial Corp.	19,768	2,868,139
Discover Financial Services	13,579	1,569,189
Synchrony Financial	25,399	1,178,260
Upstart Holdings, Inc.*	472	71,414

Total Consumer Finance		9,071,638

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,154	249,922
Ball Corp.	3,701	356,295
Crown Holdings, Inc.	2,926	323,674
International Paper Co.	10,204	479,384
Packaging Corp. of America	1,775	241,666
WestRock Co.	6,458	286,477

Total Containers & Packaging		1,937,418

Distributors - 0.1%
Genuine Parts Co.	2,374	332,835
LKQ Corp.	6,528	391,876
Pool Corp.	337	190,742

Total Distributors		915,453

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B*	30,505	9,120,995

Diversified Telecommunication Services - 2.4%
AT&T, Inc.	338,197	8,319,646
Lumen Technologies, Inc.	50,626	635,356
Verizon Communications, Inc.	145,610	7,565,896

Total Diversified Telecommunication Services		16,520,898

Electric Utilities - 1.4%
Alliant Energy Corp.	3,464	212,932
American Electric Power Co., Inc.	8,872	789,342
Avangrid, Inc.	5,075	253,141
Duke Energy Corp.	13,468	1,412,793
Edison International	8,281	565,178
Entergy Corp.	3,452	388,868
Evergy, Inc.	4,066	278,968
Eversource Energy	4,925	448,077
Exelon Corp.	16,188	935,019
FirstEnergy Corp.	11,057	459,861
NextEra Energy, Inc.	18,892	1,763,757
PPL Corp.	11,074	332,884
Southern Co. (The)	19,522	1,338,819
Xcel Energy, Inc.	7,714	522,238

Total Electric Utilities		9,701,877

Electrical Equipment - 0.3%
AMETEK, Inc.	2,475	363,924
Emerson Electric Co.	9,080	844,168
Generac Holdings, Inc.*	536	188,629
Rockwell Automation, Inc.	1,050	366,292

Total Electrical Equipment		1,763,013

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	7,994	699,155
CDW Corp.	2,757	564,578
Cognex Corp.	3,222	250,543
Corning, Inc.	20,251	753,945
Keysight Technologies, Inc.*	2,779	573,891
Teledyne Technologies, Inc.*	735	321,114
Trimble, Inc.*	4,469	389,652
Zebra Technologies Corp., Class A*	853	507,706

Total Electronic Equipment, Instruments & Components		4,060,584

Energy Equipment & Services - 0.1%
Baker Hughes Co.	5,600	134,736
Halliburton Co.	11,545	264,034

Total Energy Equipment & Services		398,770

Entertainment - 0.8%
Activision Blizzard, Inc.	16,429	1,093,021
Electronic Arts, Inc.	5,170	681,923
Liberty Media Corp - Liberty Formula One, Class C*	1,003	63,430
Netflix, Inc.*	2,780	1,674,783
ROBLOX Corp., Class A*	3,089	318,661
Roku, Inc.*	672	153,351
Take-Two Interactive Software, Inc.*	1,186	210,776
Walt Disney Co. (The)*	9,547	1,478,735

Total Entertainment		5,674,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2021

Investments	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.	1,484	$330,873
American Homes 4 Rent, Class A	1,653	72,087
American Tower Corp.	3,081	901,192
AvalonBay Communities, Inc.	1,366	345,038
Boston Properties, Inc.	1,065	122,667
Camden Property Trust	635	113,462
Crown Castle International Corp.	2,426	506,403
CubeSmart	1,257	71,536
Digital Realty Trust, Inc.	1,547	273,618
Duke Realty Corp.	4,634	304,176
Equinix, Inc.	489	413,616
Equity LifeStyle Properties, Inc.	1,287	112,818
Equity Residential	3,920	354,760
Essex Property Trust, Inc.	457	160,969
Extra Space Storage, Inc.	1,149	260,513
Healthpeak Properties, Inc.	5,159	186,188
Invitation Homes, Inc.	2,984	135,295
Iron Mountain, Inc.	2,678	140,140
Kimco Realty Corp.	4,090	100,818
Medical Properties Trust, Inc.	7,939	187,599
Mid-America Apartment Communities, Inc.	750	172,080
Prologis, Inc.	4,399	740,616
Public Storage	1,422	532,624
Realty Income Corp.	3,095	221,571
Regency Centers Corp.	1,157	87,180
SBA Communications Corp.	612	238,080
Simon Property Group, Inc.	4,425	706,982
Sun Communities, Inc.	616	129,342
UDR, Inc.	1,615	96,884
Ventas, Inc.	2,005	102,496
VICI Properties, Inc.	11,295	340,092
W.P. Carey, Inc.	1,887	154,828
Welltower, Inc.	2,208	189,380
Weyerhaeuser Co.	21,607	889,776

Total Equity Real Estate Investment Trusts (REITs)		9,695,699

Food & Staples Retailing - 1.6%
Albertsons Cos., Inc., Class A	13,237	399,625
Costco Wholesale Corp.	3,116	1,768,953
Kroger Co. (The)	19,923	901,715
Sysco Corp.	4,166	327,239
Walgreens Boots Alliance, Inc.	30,318	1,581,387
Walmart, Inc.	43,230	6,254,949

Total Food & Staples Retailing		11,233,868

Food Products - 1.2%
Archer-Daniels-Midland Co.	14,516	981,136
Campbell Soup Co.	6,311	274,276
Conagra Brands, Inc.	12,203	416,732
General Mills, Inc.	12,122	816,780
Hershey Co. (The)	2,664	515,404
Hormel Foods Corp.	6,150	300,182
J.M. Smucker Co. (The)	2,202	299,076
Kellogg Co.	6,986	450,038
Kraft Heinz Co. (The)	34,663	1,244,402
McCormick & Co., Inc., Non-Voting Shares	2,909	281,039
Mondelez International, Inc., Class A	21,453	1,422,548
Tyson Foods, Inc., Class A	11,786	1,027,268

Total Food Products		8,028,881

Gas Utilities - 0.0%
Atmos Energy Corp.	2,240	234,685

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	24,605	3,462,908
ABIOMED, Inc.*	327	117,448
Align Technology, Inc.*	479	314,789
Baxter International, Inc.	7,225	620,194
Becton, Dickinson and Co.	5,195	1,306,438
Boston Scientific Corp.*	16,188	687,666
Cooper Cos., Inc. (The)	496	207,794
DexCom, Inc.*	547	293,712
Edwards Lifesciences Corp.*	4,136	535,819
Hologic, Inc.*	9,593	734,440
IDEXX Laboratories, Inc.*	506	333,181
Insulet Corp.*	383	101,905
Intuitive Surgical, Inc.*	1,984	712,851
Masimo Corp.*	374	109,500
ResMed, Inc.	1,039	270,639
Stryker Corp.	4,611	1,233,073
Teleflex, Inc.	541	177,708
Zimmer Biomet Holdings, Inc.	4,043	513,623

Total Health Care Equipment & Supplies		11,733,688

Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	5,362	712,556
Anthem, Inc.	4,855	2,250,487
Cardinal Health, Inc.	10,112	520,667
Centene Corp.*	12,446	1,025,550
Cigna Corp.	10,952	2,514,908
CVS Health Corp.	37,715	3,890,679
HCA Healthcare, Inc.	8,360	2,147,851
Humana, Inc.	1,702	789,490
Laboratory Corp. of America Holdings*	3,640	1,143,724
McKesson Corp.	5,054	1,256,273
Molina Healthcare, Inc.*	653	207,706
Quest Diagnostics, Inc.	4,171	721,625
UnitedHealth Group, Inc.	12,148	6,099,997

Total Health Care Providers & Services		23,281,513

Health Care Technology - 0.1%
Cerner Corp.	3,966	368,322
Veeva Systems, Inc., Class A*	845	215,881

Total Health Care Technology		584,203

Hotels, Restaurants & Leisure - 0.9%
Booking Holdings, Inc.*	216	518,234
Chipotle Mexican Grill, Inc.*	174	304,195
Darden Restaurants, Inc.	1,442	217,223
Domino’s Pizza, Inc.	314	177,200
Hilton Worldwide Holdings, Inc.*	1,372	214,018
Marriott International, Inc., Class A*	1,775	293,301
McDonald’s Corp.	8,727	2,339,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2021

Investments	Shares	Value
MGM Resorts International	2,223	$99,768
Starbucks Corp.	11,348	1,327,375
Vail Resorts, Inc.	274	89,845
Yum! Brands, Inc.	3,587	498,091

Total Hotels, Restaurants & Leisure		6,078,697

Household Durables - 0.6%
D.R. Horton, Inc.	13,310	1,443,469
Lennar Corp., Class A	11,942	1,387,183
NVR, Inc.*	65	384,077
PulteGroup, Inc.	10,340	591,034
Whirlpool Corp.	2,418	567,408

Total Household Durables		4,373,171

Household Products - 1.1%
Church & Dwight Co., Inc.	2,486	254,815
Clorox Co. (The)	1,390	242,360
Colgate-Palmolive Co.	11,336	967,414
Kimberly-Clark Corp.	5,470	781,773
Procter & Gamble Co. (The)	32,809	5,366,896

Total Household Products		7,613,258

Independent Power & Renewable Electricity Producers - 0.0%
AES Corp. (The)	13,543	329,095

Industrial Conglomerates - 0.7%
3M Co.	11,401	2,025,160
General Electric Co.	6,890	650,898
Honeywell International, Inc.	9,275	1,933,930
Roper Technologies, Inc.	1,049	515,961

Total Industrial Conglomerates		5,125,949

Insurance - 2.2%
Aflac, Inc.	22,299	1,302,039
Allstate Corp. (The)	13,545	1,593,569
American International Group, Inc.	22,514	1,280,146
Arthur J. Gallagher & Co.	1,717	291,323
Brown & Brown, Inc.	2,017	141,755
Cincinnati Financial Corp.	2,126	242,215
Fidelity National Financial, Inc.	12,656	660,390
Hartford Financial Services Group, Inc. (The)	9,355	645,869
Lincoln National Corp.	6,638	453,110
Loews Corp.	6,071	350,661
Markel Corp.*	258	318,372
Marsh & McLennan Cos., Inc.	5,655	982,952
MetLife, Inc.	39,864	2,491,101
Principal Financial Group, Inc.	7,066	511,084
Progressive Corp. (The)	8,185	840,190
Prudential Financial, Inc.	17,656	1,911,086
Travelers Cos., Inc. (The)	7,205	1,127,078
W.R. Berkley Corp.	2,245	184,966

Total Insurance		15,327,906

Interactive Media & Services - 7.9%
Alphabet, Inc., Class A*	10,952	31,728,382
Match Group, Inc.*	1,608	212,658
Meta Platforms, Inc., Class A*	65,515	22,035,970
Pinterest, Inc., Class A*	5,658	205,669
Snap, Inc., Class A*	7,109	334,336
Twitter, Inc.*	4,181	180,703

Total Interactive Media & Services		54,697,718

Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc.*	7,921	26,411,307
eBay, Inc.	13,311	885,182
Etsy, Inc.*	842	184,347
Wayfair, Inc., Class A*(a)	612	116,262

Total Internet & Direct Marketing Retail		27,597,098

IT Services - 3.0%
Akamai Technologies, Inc.*	4,150	485,716
Automatic Data Processing, Inc.	3,856	950,812
Block, Inc.*	2,629	424,610
Broadridge Financial Solutions, Inc.	1,268	231,816
Cloudflare, Inc., Class A*	1,838	241,697
Cognizant Technology Solutions Corp., Class A	10,265	910,711
EPAM Systems, Inc.*	566	378,343
Fiserv, Inc.*	13,376	1,388,295
FleetCor Technologies, Inc.*	2,331	521,771
Gartner, Inc.*	1,295	432,944
GoDaddy, Inc., Class A*	3,124	265,103
International Business Machines Corp.	22,656	3,028,201
MasterCard, Inc., Class A	7,599	2,730,473
MongoDB, Inc.*	436	230,796
Paychex, Inc.	3,224	440,076
PayPal Holdings, Inc.*	15,176	2,861,890
VeriSign, Inc.*	1,538	390,375
Visa, Inc., Class A	21,453	4,649,080

Total IT Services		20,562,709

Leisure Products - 0.0%
Hasbro, Inc.	2,151	218,929

Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	2,883	460,271
Avantor, Inc.*	6,146	258,992
Bio-Rad Laboratories, Inc., Class A*	203	153,381
Bio-Techne Corp.	232	120,023
Bruker Corp.	1,197	100,440
Charles River Laboratories International, Inc.*	480	180,854
Danaher Corp.	7,643	2,514,623
IQVIA Holdings, Inc.*	2,042	576,130
Mettler-Toledo International, Inc.*	169	286,829
PerkinElmer, Inc.	2,535	509,687
Repligen Corp.*	334	88,457
Thermo Fisher Scientific, Inc.	5,590	3,729,872
Waters Corp.*	658	245,171
West Pharmaceutical Services, Inc.	511	239,664

Total Life Sciences Tools & Services		9,464,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2021

Investments	Shares	Value
Machinery - 1.4%
Caterpillar, Inc.	9,470	$1,957,828
Cummins, Inc.	3,297	719,207
Deere & Co.	5,592	1,917,441
Dover Corp.	2,056	373,370
Fortive Corp.	3,797	289,673
Graco, Inc.	1,663	134,071
IDEX Corp.	543	128,322
Illinois Tool Works, Inc.	3,822	943,269
Ingersoll Rand, Inc.	4,322	267,402
Nordson Corp.	521	132,996
Otis Worldwide Corp.	4,977	433,347
PACCAR, Inc.	6,612	583,575
Parker-Hannifin Corp.	2,225	707,817
Stanley Black & Decker, Inc.	3,501	660,359
Westinghouse Air Brake Technologies Corp.	2,518	231,933
Xylem, Inc.	1,342	160,933

Total Machinery		9,641,543

Media - 1.2%
Charter Communications, Inc., Class A*	2,159	1,407,603
Comcast Corp., Class A	91,746	4,617,576
Fox Corp., Class A	14,905	549,995
Interpublic Group of Cos., Inc. (The)	9,855	369,070
Liberty Broadband Corp., Class C*	1,052	169,477
News Corp., Class A	6,924	154,474
Omnicom Group, Inc.	6,795	497,870
Sirius XM Holdings, Inc.	65,508	415,976

Total Media		8,182,041

Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	33,936	1,416,149
Newmont Corp.	15,248	945,681
Nucor Corp.	13,257	1,513,287
Southern Copper Corp.	17,856	1,101,894
Steel Dynamics, Inc.	9,446	586,313

Total Metals & Mining		5,563,324

Multi-Utilities - 0.7%
Ameren Corp.	3,707	329,960
CenterPoint Energy, Inc.	10,399	290,236
CMS Energy Corp.	4,165	270,933
Consolidated Edison, Inc.	5,802	495,027
Dominion Energy, Inc.	13,785	1,082,949
DTE Energy Co.	3,739	446,960
Public Service Enterprise Group, Inc.	9,537	636,404
Sempra Energy	6,585	871,064
WEC Energy Group, Inc.	4,699	456,132

Total Multi-Utilities		4,879,665

Multiline Retail - 0.5%
Dollar General Corp.	3,694	871,156
Dollar Tree, Inc.*	3,297	463,295
Target Corp.	9,073	2,099,855

Total Multiline Retail		3,434,306

Oil, Gas & Consumable Fuels - 2.4%
Chevron Corp.	31,372	3,681,504
ConocoPhillips	22,104	1,595,467
Continental Resources, Inc.	6,643	297,341
Coterra Energy, Inc.	8,287	157,453
Devon Energy Corp.	10,731	472,700
Diamondback Energy, Inc.	4,361	470,334
EOG Resources, Inc.	13,951	1,239,267
Exxon Mobil Corp.	79,855	4,886,327
Hess Corp.	1,631	120,743
Kinder Morgan, Inc.	62,884	997,340
Marathon Oil Corp.	9,848	161,704
Marathon Petroleum Corp.	3,431	219,550
Occidental Petroleum Corp.	5,044	146,225
ONEOK, Inc.	7,743	454,979
Phillips 66	3,052	221,148
Pioneer Natural Resources Co.	4,208	765,351
Targa Resources Corp.	1,994	104,167
Williams Cos., Inc. (The)	18,723	487,547

Total Oil, Gas & Consumable Fuels		16,479,147

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	2,444	904,769

Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	96,834	6,037,600
Catalent, Inc.*	1,354	173,352
Eli Lilly & Co.	10,614	2,931,799
Johnson & Johnson	53,184	9,098,187
Merck & Co., Inc.	66,384	5,087,670
Pfizer, Inc.	142,622	8,421,829
Zoetis, Inc.	3,235	789,437

Total Pharmaceuticals		32,539,874

Professional Services - 0.2%
Equifax, Inc.	1,042	305,087
Jacobs Engineering Group, Inc.	1,910	265,929
Leidos Holdings, Inc.	3,209	285,280
Robert Half International, Inc.	1,321	147,318
TransUnion	1,692	200,637
Verisk Analytics, Inc.	1,132	258,923

Total Professional Services		1,463,174

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	5,655	613,624
Jones Lang LaSalle, Inc.*	1,003	270,148

Total Real Estate Management & Development		883,772

Road & Rail - 0.8%
AMERCO	446	323,899
Avis Budget Group, Inc.*	1,212	251,332
CSX Corp.	30,647	1,152,327
JB Hunt Transport Services, Inc.	1,092	223,205
Norfolk Southern Corp.	3,408	1,014,596
Old Dominion Freight Line, Inc.	872	312,507
Union Pacific Corp.	8,810	2,219,503

Total Road & Rail		5,497,369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2021

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 6.1%
Advanced Micro Devices, Inc.*	8,481	$1,220,416
Analog Devices, Inc.	5,779	1,015,775
Applied Materials, Inc.	15,709	2,471,968
Broadcom, Inc.	7,187	4,782,302
Enphase Energy, Inc.*	1,180	215,869
Entegris, Inc.	2,006	277,992
Intel Corp.	164,758	8,485,037
KLA Corp.	2,531	1,088,608
Lam Research Corp.	2,446	1,759,041
Marvell Technology, Inc.	5,072	443,749
Microchip Technology, Inc.	10,445	909,342
Micron Technology, Inc.	30,638	2,853,930
Monolithic Power Systems, Inc.	494	243,705
NVIDIA Corp.	24,519	7,211,283
ON Semiconductor Corp.*	7,685	521,965
Qorvo, Inc.*	4,037	631,346
QUALCOMM, Inc.	20,100	3,675,687
Skyworks Solutions, Inc.	4,901	760,341
Teradyne, Inc.	3,426	560,254
Texas Instruments, Inc.	13,647	2,572,050
Xilinx, Inc.	2,034	431,269

Total Semiconductors & Semiconductor Equipment		42,131,929

Software - 8.5%
Adobe, Inc.*	4,593	2,604,507
ANSYS, Inc.*	988	396,307
AppLovin Corp., Class A*	1,657	156,189
Autodesk, Inc.*	1,905	535,667
Bentley Systems, Inc., Class B	4,656	225,024
Bill.com Holdings, Inc.*	734	182,876
Cadence Design Systems, Inc.*	2,701	503,331
Ceridian HCM Holding, Inc.*	1,540	160,868
Crowdstrike Holdings, Inc., Class A*	1,230	251,842
Datadog, Inc., Class A*	1,534	273,221
DocuSign, Inc.*	1,905	290,151
Dynatrace, Inc.*	3,490	210,622
Fortinet, Inc.*	1,307	469,736
HubSpot, Inc.*	323	212,905
Intuit, Inc.	1,740	1,119,203
Microsoft Corp.	111,028	37,340,937
NortonLifeLock, Inc.	19,599	509,182
Oracle Corp.	56,616	4,937,481
Palo Alto Networks, Inc.*	710	395,300
Paycom Software, Inc.*	586	243,301
Paylocity Holding Corp.*	763	180,190
PTC, Inc.*	2,597	314,627
salesforce.com, Inc.*	7,420	1,885,645
ServiceNow, Inc.*	1,135	736,740
SS&C Technologies Holdings, Inc.	7,932	650,265
Synopsys, Inc.*	1,441	531,008
Trade Desk, Inc. (The), Class A*	3,310	303,328
Tyler Technologies, Inc.*	473	254,450
UiPath, Inc., Class A*	3,298	142,243
VMware, Inc., Class A	10,580	1,226,010
Workday, Inc., Class A*	1,810	494,456
Zendesk, Inc.*	1,897	197,838
Zoom Video Communications, Inc., Class A*	3,590	660,237
Zscaler, Inc.*	935	300,444

Total Software		58,896,131

Specialty Retail - 2.1%
Advance Auto Parts, Inc.	1,079	258,830
AutoZone, Inc.*	380	796,628
Bath & Body Works, Inc.	6,250	436,187
Best Buy Co., Inc.	8,726	886,562
Burlington Stores, Inc.*	553	161,205
CarMax, Inc.*	2,653	345,500
Carvana Co.*	469	108,709
Floor & Decor Holdings, Inc., Class A*	754	98,028
Home Depot, Inc. (The)	13,144	5,454,891
Lowe’s Cos., Inc.	11,081	2,864,217
O’Reilly Automotive, Inc.*	1,034	730,242
RH*	386	206,873
Ross Stores, Inc.	4,418	504,889
TJX Cos., Inc. (The)	14,052	1,066,828
Tractor Supply Co.	1,387	330,938
Ulta Beauty, Inc.*	584	240,807
Williams-Sonoma, Inc.	1,912	323,377

Total Specialty Retail		14,814,711

Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	229,419	40,737,932
Hewlett Packard Enterprise Co.	59,261	934,546
HP, Inc.	47,069	1,773,089
NetApp, Inc.	5,771	530,874
Western Digital Corp.*	14,311	933,221

Total Technology Hardware, Storage & Peripherals		44,909,662

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	12,206	2,034,374
VF Corp.	4,118	301,520

Total Textiles, Apparel & Luxury Goods		2,335,894

Tobacco - 0.9%
Altria Group, Inc.	63,710	3,019,217
Philip Morris International, Inc.	34,781	3,304,195

Total Tobacco		6,323,412

Trading Companies & Distributors - 0.1%
Fastenal Co.	4,419	283,081
United Rentals, Inc.*	1,371	455,570
W.W. Grainger, Inc.	576	298,506

Total Trading Companies & Distributors		1,037,157

Water Utilities - 0.1%
American Water Works Co., Inc.	1,498	282,912
Essential Utilities, Inc.	2,394	128,534

Total Water Utilities		411,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2021

Investments	Shares	Value
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.*	9,727	$1,128,137

TOTAL COMMON STOCKS (Cost: $540,104,541)		693,336,041

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. High Dividend Fund(b) (Cost: $750,576)	9,968	822,759

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $540,855,117)		694,158,800
Other Assets less Liabilities - 0.1%		626,593

NET ASSETS - 100.0%		$694,785,393

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $116,262, which was entirely composed of non-cash U.S. Government securities.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2021	Dividend Income
WisdomTree U.S. High Dividend Fund	$628,636	$2,876,090	$2,790,560	$180,059	$(71,466)	$822,759	$35,115

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$693,336,041	$—	$—	$693,336,041
Exchange-Traded Fund	822,759	—	—	822,759

Total Investments in Securities	$694,158,800	$—	$—	$694,158,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.3%

Aerospace & Defense - 0.5%
BWX Technologies, Inc.	83,398	$3,993,096
Curtiss-Wright Corp.	7,262	1,007,022
Huntington Ingalls Industries, Inc.	61,683	11,518,683
Textron, Inc.	5,070	391,404

Total Aerospace & Defense		16,910,205

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	144,888	15,594,295

Auto Components - 1.0%
BorgWarner, Inc.	223,307	10,064,447
Gentex Corp.	295,197	10,287,615
Lear Corp.	53,962	9,872,348

Total Auto Components		30,224,410

Automobiles - 0.3%
Harley-Davidson, Inc.	120,315	4,534,672
Thor Industries, Inc.(a)	57,426	5,959,096

Total Automobiles		10,493,768

Banks - 9.0%
Bank OZK	265,514	12,354,366
BOK Financial Corp.	120,709	12,733,592
Cadence Bank	260,308	7,754,575
CIT Group, Inc.	143,058	7,344,598
Comerica, Inc.	226,807	19,732,209
Commerce Bancshares, Inc.(a)	137,099	9,424,185
Cullen/Frost Bankers, Inc.	88,844	11,200,563
East West Bancorp, Inc.	190,559	14,993,182
First Citizens BancShares, Inc., Class A(a)	1,622	1,346,000
First Financial Bankshares, Inc.	129,534	6,585,509
First Horizon Corp.	1,056,939	17,259,814
Glacier Bancorp, Inc.	151,030	8,563,401
Hancock Whitney Corp.	91,559	4,579,781
Home BancShares, Inc.	241,133	5,871,589
PacWest Bancorp	204,264	9,226,605
People’s United Financial, Inc.	1,034,358	18,432,260
Pinnacle Financial Partners, Inc.	40,808	3,897,164
Prosperity Bancshares, Inc.	146,441	10,587,684
ServisFirst Bancshares, Inc.	35,674	3,030,150
SouthState Corp.	85,627	6,859,579
Sterling Bancorp	101,634	2,621,141
Synovus Financial Corp.	244,508	11,704,598
UMB Financial Corp.	55,466	5,885,497
Umpqua Holdings Corp.	738,886	14,216,167
United Bankshares, Inc.	300,564	10,904,462
Valley National Bancorp	650,721	8,947,414
Webster Financial Corp.	161,985	9,045,242
Western Alliance Bancorp	105,270	11,332,315
Wintrust Financial Corp.	53,727	4,879,486
Zions Bancorp N.A.	194,904	12,310,137

Total Banks		283,623,265

Beverages - 0.0%
Coca-Cola Consolidated, Inc.	1,113	689,158

Building Products - 2.3%
A.O. Smith Corp.	94,006	8,070,415
AAON, Inc.	30,063	2,387,904
Advanced Drainage Systems, Inc.	20,085	2,734,171
Armstrong World Industries, Inc.	27,343	3,175,069
Carlisle Cos., Inc.	23,794	5,903,767
Fortune Brands Home & Security, Inc.	69,905	7,472,845
Lennox International, Inc.	25,139	8,154,086
Masco Corp.	271,323	19,052,301
Owens Corning	56,863	5,146,102
Simpson Manufacturing Co., Inc.	35,487	4,935,177
UFP Industries, Inc.	48,216	4,436,354
Zurn Water Solutions Corp.	47,466	1,727,762

Total Building Products		73,195,953

Capital Markets - 4.8%
Affiliated Managers Group, Inc.	16,798	2,763,439
Ares Management Corp., Class A	226,336	18,394,327
Blue Owl Capital, Inc.(a)	428,179	6,384,149
CBOE Global Markets, Inc.	92,890	12,112,856
Cohen & Steers, Inc.	73,155	6,767,569
Evercore, Inc., Class A	71,481	9,710,694
Franklin Resources, Inc.	979,081	32,789,423
Hamilton Lane, Inc., Class A	34,312	3,555,409
Houlihan Lokey, Inc.	76,673	7,937,189
Interactive Brokers Group, Inc., Class A	26,641	2,115,828
Jefferies Financial Group, Inc.	507,451	19,689,099
LPL Financial Holdings, Inc.	33,062	5,292,895
MarketAxess Holdings, Inc.	15,288	6,287,496
Morningstar, Inc.	14,257	4,875,751
SEI Investments Co.	102,270	6,232,334
Stifel Financial Corp.	68,776	4,843,206
Tradeweb Markets, Inc., Class A	13,769	1,378,828

Total Capital Markets		151,130,492

Chemicals - 5.5%
Ashland Global Holdings, Inc.	30,800	3,315,928
Avient Corp.	101,762	5,693,584
Balchem Corp.	10,776	1,816,834
Celanese Corp.	100,588	16,904,819
CF Industries Holdings, Inc.	259,247	18,349,503
Chemours Co. (The)	327,794	11,000,767
Eastman Chemical Co.	184,030	22,251,067
Element Solutions, Inc.	231,092	5,610,914
FMC Corp.	122,924	13,508,118
Huntsman Corp.	261,548	9,122,794
Mosaic Co. (The)	162,606	6,388,790
Olin Corp.	214,497	12,337,867
Quaker Chemical Corp.	4,967	1,146,284
RPM International, Inc.	114,950	11,609,950
Scotts Miracle-Gro Co. (The)	64,668	10,411,548
Sensient Technologies Corp.	51,795	5,182,608
Valvoline, Inc.	240,736	8,977,045
Westlake Chemical Corp.	98,308	9,548,656

Total Chemicals		173,177,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2021

Investments	Shares	Value
Commercial Services & Supplies - 0.8%
ADT, Inc.	646,614	$5,438,024
MSA Safety, Inc.	32,874	4,962,659
Rollins, Inc.	322,350	11,027,593
Tetra Tech, Inc.	24,507	4,161,289

Total Commercial Services & Supplies		25,589,565

Communications Equipment - 0.6%
Juniper Networks, Inc.	490,270	17,507,542

Construction & Engineering - 0.2%
EMCOR Group, Inc.	7,535	959,883
Quanta Services, Inc.	24,130	2,766,746
Valmont Industries, Inc.	12,790	3,203,895

Total Construction & Engineering		6,930,524

Construction Materials - 0.1%
Eagle Materials, Inc.	17,817	2,965,818

Consumer Finance - 1.7%
Ally Financial, Inc.	392,177	18,671,547
OneMain Holdings, Inc.	570,647	28,555,176
SLM Corp.	355,355	6,989,833

Total Consumer Finance		54,216,556

Containers & Packaging - 2.3%
AptarGroup, Inc.	41,294	5,057,689
Crown Holdings, Inc.	46,969	5,195,711
Graphic Packaging Holding Co.	266,641	5,199,500
Packaging Corp. of America	150,966	20,554,021
Sealed Air Corp.	118,841	8,018,202
Silgan Holdings, Inc.	103,437	4,431,241
Sonoco Products Co.	179,187	10,373,135
WestRock Co.	311,160	13,803,058

Total Containers & Packaging		72,632,557

Distributors - 0.5%
LKQ Corp.	274,373	16,470,611

Diversified Consumer Services - 0.8%
H&R Block, Inc.	477,254	11,244,104
Service Corp. International	198,967	14,124,668

Total Diversified Consumer Services		25,368,772

Diversified Financial Services - 0.2%
Voya Financial, Inc.(a)	75,350	4,996,459

Electric Utilities - 4.7%
Alliant Energy Corp.	377,573	23,209,412
Evergy, Inc.	642,369	44,072,937
Hawaiian Electric Industries, Inc.	229,267	9,514,581
IDACORP, Inc.	111,040	12,581,942
NRG Energy, Inc.	469,294	20,217,186
OGE Energy Corp.	732,423	28,110,395
Portland General Electric Co.	185,773	9,831,107

Total Electric Utilities		147,537,560

Electrical Equipment - 0.7%
Acuity Brands, Inc.	2,038	431,485
Hubbell, Inc.	66,761	13,904,314
Regal Rexnord Corp.	52,145	8,874,036
Vertiv Holdings Co.	13,640	340,591

Total Electrical Equipment		23,550,426

Electronic Equipment, Instruments & Components - 0.8%
Cognex Corp.	25,903	2,014,217
Jabil, Inc.	54,358	3,824,085
Littelfuse, Inc.	12,723	4,003,674
National Instruments Corp.	216,020	9,433,593
TD SYNNEX Corp.	34,475	3,942,561
Vontier Corp.	25,139	772,522

Total Electronic Equipment, Instruments & Components		23,990,652

Energy Equipment & Services - 0.1%
NOV, Inc.	305,071	4,133,712

Entertainment - 0.1%
Warner Music Group Corp., Class A	84,361	3,642,708

Equity Real Estate Investment Trusts (REITs) - 10.1%
Agree Realty Corp.	45,425	3,241,528
American Campus Communities, Inc.	114,798	6,576,777
American Homes 4 Rent, Class A	81,813	3,567,865
Americold Realty Trust	124,564	4,084,454
Apartment Income REIT Corp.	93,384	5,105,303
Brixmor Property Group, Inc.	361,395	9,183,047
Broadstone Net Lease, Inc.	201,208	4,993,983
Cousins Properties, Inc.	99,815	4,020,548
CubeSmart	224,192	12,758,767
Douglas Emmett, Inc.	142,095	4,760,183
EastGroup Properties, Inc.	25,193	5,740,225
Equity LifeStyle Properties, Inc.	87,412	7,662,536
Federal Realty Investment Trust	51,298	6,992,943
First Industrial Realty Trust, Inc.	60,805	4,025,291
Gaming and Leisure Properties, Inc.	429,503	20,899,616
Healthcare Realty Trust, Inc.	139,375	4,409,825
Healthcare Trust of America, Inc., Class A	232,983	7,779,302
Highwoods Properties, Inc.	142,268	6,343,730
Innovative Industrial Properties, Inc.	14,420	3,791,162
Iron Mountain, Inc.	475,122	24,863,134
Kilroy Realty Corp.	98,205	6,526,704
Kimco Realty Corp.	510,745	12,589,864
Kite Realty Group Trust	127,184	2,770,068
Lamar Advertising Co., Class A	86,739	10,521,441
Life Storage, Inc.	67,918	10,403,679
LXP Industrial Trust	327,859	5,121,158
Macerich Co. (The)	102,733	1,775,226
National Retail Properties, Inc.	230,472	11,078,789
National Storage Affiliates Trust	66,183	4,579,864
Omega Healthcare Investors, Inc.	425,748	12,597,883
Physicians Realty Trust	245,412	4,621,108
PS Business Parks, Inc.	15,983	2,943,589
Rayonier, Inc.	104,224	4,206,481

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2021

Investments	Shares	Value
Regency Centers Corp.	117,289	$8,837,726
Rexford Industrial Realty, Inc.	52,196	4,233,618
Safehold, Inc.	22,584	1,803,332
SL Green Realty Corp.	91,258	6,543,199
Spirit Realty Capital, Inc.	192,082	9,256,432
STAG Industrial, Inc.	166,617	7,990,951
STORE Capital Corp.	353,408	12,157,235
Terreno Realty Corp.	50,480	4,305,439
W.P. Carey, Inc.	290,515	23,836,756

Total Equity Real Estate Investment Trusts (REITs)		319,500,761

Food & Staples Retailing - 0.6%
Albertsons Cos., Inc., Class A	539,080	16,274,825
Casey’s General Stores, Inc.	19,338	3,816,354

Total Food & Staples Retailing		20,091,179

Food Products - 3.8%
Campbell Soup Co.	589,191	25,606,241
Conagra Brands, Inc.	1,055,922	36,059,736
Flowers Foods, Inc.	614,581	16,882,540
Ingredion, Inc.	109,382	10,570,676
J.M. Smucker Co. (The)	177,996	24,175,417
Lancaster Colony Corp.	32,761	5,425,222
Seaboard Corp.	54	212,491

Total Food Products		118,932,323

Gas Utilities - 1.9%
Atmos Energy Corp.	205,954	21,577,801
National Fuel Gas Co.	240,210	15,359,027
UGI Corp.	541,655	24,867,381

Total Gas Utilities		61,804,209

Health Care Equipment & Supplies - 0.3%
Dentsply Sirona, Inc.	100,397	5,601,149
Teleflex, Inc.	9,175	3,013,804

Total Health Care Equipment & Supplies		8,614,953

Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	634,202	32,655,061
Chemed Corp.	3,030	1,602,991
Encompass Health Corp.	93,031	6,071,203
Ensign Group, Inc. (The)	16,272	1,366,197
Premier, Inc., Class A	199,339	8,206,787
Universal Health Services, Inc., Class B	21,097	2,735,437

Total Health Care Providers & Services		52,637,676

Hotels, Restaurants & Leisure - 1.9%
Aramark	177,652	6,546,476
Choice Hotels International, Inc.	24,394	3,805,220
Churchill Downs, Inc.	10,536	2,538,122
Marriott Vacations Worldwide Corp.	28,766	4,860,879
Papa John’s International, Inc.	28,545	3,809,901
Texas Roadhouse, Inc.	71,220	6,358,522
Travel + Leisure Co.	149,526	8,264,302
Vail Resorts, Inc.	21,720	7,121,988
Wendy’s Co. (The)	244,846	5,839,577
Wingstop, Inc.	10,741	1,856,045
Wyndham Hotels & Resorts, Inc.	116,301	10,426,385

Total Hotels, Restaurants & Leisure		61,427,417

Household Durables - 2.3%
Leggett & Platt, Inc.	313,836	12,917,490
Newell Brands, Inc.	1,016,089	22,191,384
PulteGroup, Inc.	135,359	7,737,121
Tempur Sealy International, Inc.	114,379	5,379,244
Toll Brothers, Inc.	72,880	5,275,783
Whirlpool Corp.	80,494	18,888,722

Total Household Durables		72,389,744

Household Products - 0.5%
Reynolds Consumer Products, Inc.	389,456	12,228,918
Spectrum Brands Holdings, Inc.	47,961	4,878,593

Total Household Products		17,107,511

Independent Power & Renewable Electricity Producers - 1.2%
AES Corp. (The)	894,328	21,732,170
Clearway Energy, Inc., Class C(a)	378,832	13,649,317
Ormat Technologies, Inc.(a)	19,932	1,580,608

Total Independent Power & Renewable Electricity Producers		36,962,095

Insurance - 7.1%
American Financial Group, Inc.	116,008	15,930,219
Assurant, Inc.	56,668	8,832,274
CNA Financial Corp.	542,245	23,902,160
Erie Indemnity Co., Class A	59,687	11,499,297
Fidelity National Financial, Inc.	810,354	42,284,272
First American Financial Corp.	233,819	18,291,660
Globe Life, Inc.	48,067	4,504,839
Hanover Insurance Group, Inc. (The)	62,148	8,145,117
Kinsale Capital Group, Inc.	2,664	633,739
Lincoln National Corp.	260,377	17,773,334
Loews Corp.	51,076	2,950,150
Old Republic International Corp.	889,366	21,860,616
Primerica, Inc.	38,450	5,893,231
Reinsurance Group of America, Inc.	98,783	10,815,751
RLI Corp.	34,665	3,885,947
Selective Insurance Group, Inc.	70,164	5,749,238
Unum Group	592,593	14,560,010
W.R. Berkley Corp.	96,484	7,949,317

Total Insurance		225,461,171

Internet & Direct Marketing Retail - 0.0%
Shutterstock, Inc.	10,146	1,124,988

IT Services - 0.6%
Concentrix Corp.	21,949	3,920,531
Jack Henry & Associates, Inc.	43,876	7,326,853
MAXIMUS, Inc.	40,865	3,255,715
Switch, Inc., Class A	40,027	1,146,373

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2021

Investments	Shares	Value
TTEC Holdings, Inc.	38,793	$3,512,706

Total IT Services		19,162,178

Leisure Products - 1.3%
Acushnet Holdings Corp.	80,434	4,269,437
Brunswick Corp.	69,333	6,983,913
Hasbro, Inc.	206,134	20,980,318
Polaris, Inc.	84,311	9,266,622

Total Leisure Products		41,500,290

Life Sciences Tools & Services - 0.1%
Bruker Corp.	37,149	3,117,173

Machinery - 3.3%
AGCO Corp.	36,423	4,225,796
Crane Co.	77,609	7,895,164
Donaldson Co., Inc.	160,655	9,520,415
Franklin Electric Co., Inc.	39,264	3,712,804
Graco, Inc.	130,042	10,483,986
ITT, Inc.	51,245	5,236,727
John Bean Technologies Corp.	571	87,683
Lincoln Electric Holdings, Inc.	88,207	12,302,230
Nordson Corp.	35,247	8,997,502
Oshkosh Corp.	44,219	4,983,924
Snap-on, Inc.	78,084	16,817,732
Timken Co. (The)	86,936	6,023,795
Toro Co. (The)	100,243	10,015,278
Watts Water Technologies, Inc., Class A	12,102	2,349,845
Woodward, Inc.	17,727	1,940,397

Total Machinery		104,593,278

Media - 2.8%
Cable One, Inc.	1,678	2,959,069
Interpublic Group of Cos., Inc. (The)	708,923	26,549,166
New York Times Co. (The), Class A	59,420	2,869,986
News Corp., Class A	298,789	6,665,983
Nexstar Media Group, Inc., Class A	65,028	9,817,927
Omnicom Group, Inc.	467,962	34,287,576
TEGNA, Inc.	314,788	5,842,465

Total Media		88,992,172

Metals & Mining - 1.3%
Alcoa Corp.	78,844	4,697,526
Reliance Steel & Aluminum Co.	99,587	16,155,003
Royal Gold, Inc.	46,120	4,852,285
Steel Dynamics, Inc.	207,148	12,857,676
United States Steel Corp.	106,799	2,542,884

Total Metals & Mining		41,105,374

Multi-Utilities - 2.2%
Black Hills Corp.	140,224	9,895,608
CenterPoint Energy, Inc.	838,223	23,394,804
MDU Resources Group, Inc.	551,003	16,992,933
NiSource, Inc.	726,768	20,066,064

Total Multi-Utilities		70,349,409

Multiline Retail - 0.5%
Dillard’s, Inc., Class A	2,182	534,633
Kohl’s Corp.	152,310	7,522,591
Macy’s, Inc.	346,599	9,073,962

Total Multiline Retail		17,131,186

Oil, Gas & Consumable Fuels - 6.1%
Antero Midstream Corp.	2,618,004	25,342,279
APA Corp.	415,386	11,169,730
Chesapeake Energy Corp.(a)	181,602	11,716,961
Civitas Resources, Inc.	221,376	10,840,783
Continental Resources, Inc.(a)	541,238	24,225,813
Coterra Energy, Inc.	1,200,567	22,810,773
DTE Midstream LLC	260,516	12,499,558
Equitrans Midstream Corp.	1,411,774	14,597,743
HollyFrontier Corp.	361,589	11,852,887
Marathon Oil Corp.	716,210	11,760,168
Matador Resources Co.	36,161	1,335,064
Murphy Oil Corp.(a)	135,559	3,539,446
Ovintiv, Inc.	349,509	11,778,453
PDC Energy, Inc.	65,386	3,189,529
Targa Resources Corp.	164,235	8,579,636
Texas Pacific Land Corp.(a)	5,166	6,451,662

Total Oil, Gas & Consumable Fuels		191,690,485

Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	86,672	6,790,751

Pharmaceuticals - 0.8%
Organon & Co.	789,684	24,045,878

Professional Services - 2.0%
Booz Allen Hamilton Holding Corp.	120,579	10,223,893
Exponent, Inc.	33,659	3,929,015
Insperity, Inc.	57,768	6,822,978
KBR, Inc.	95,579	4,551,472
Korn Ferry	11,357	860,066
Leidos Holdings, Inc.	117,881	10,479,621
ManpowerGroup, Inc.	90,548	8,813,037
Robert Half International, Inc.	128,957	14,381,285
Science Applications International Corp.	48,041	4,015,747

Total Professional Services		64,077,114

Real Estate Management & Development - 0.0%
eXp World Holdings, Inc.	2,058	69,334

Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc.	51,754	3,153,889
Landstar System, Inc.	14,940	2,674,559
Ryder System, Inc.	134,508	11,087,494

Total Road & Rail		16,915,942

Semiconductors & Semiconductor Equipment - 0.5%
Amkor Technology, Inc.	156,832	3,887,865
Azenta, Inc.	24,211	2,496,396
MKS Instruments, Inc.	23,101	4,023,501
Power Integrations, Inc.	36,975	3,434,608

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2021

Investments	Shares	Value
Universal Display Corp.	10,120	$1,670,104

Total Semiconductors & Semiconductor Equipment		15,512,474

Software - 1.3%
Bentley Systems, Inc., Class B	24,955	1,206,075
CDK Global, Inc.	86,093	3,593,522
Citrix Systems, Inc.	120,945	11,440,187
Dolby Laboratories, Inc., Class A	55,576	5,291,947
NortonLifeLock, Inc.	705,016	18,316,316
Pegasystems, Inc.	10,232	1,144,142

Total Software		40,992,189

Specialty Retail - 2.6%
Advance Auto Parts, Inc.	57,837	13,873,940
American Eagle Outfitters, Inc.(a)	248,928	6,302,857
Dick’s Sporting Goods, Inc.(a)	94,706	10,890,243
Foot Locker, Inc.	143,706	6,269,893
Gap, Inc. (The)	540,868	9,546,320
Lithia Motors, Inc.	8,185	2,430,536
Murphy USA, Inc.	13,792	2,747,918
Penske Automotive Group, Inc.	125,366	13,441,742
Williams-Sonoma, Inc.	100,218	16,949,870

Total Specialty Retail		82,453,319

Textiles, Apparel & Luxury Goods - 1.4%
Carter’s, Inc.	54,746	5,541,390
Columbia Sportswear Co.	50,607	4,931,146
Hanesbrands, Inc.	728,264	12,176,574
PVH Corp.	5,702	608,119
Ralph Lauren Corp.	55,998	6,655,922
Tapestry, Inc.	348,120	14,133,672

Total Textiles, Apparel & Luxury Goods		44,046,823

Thrifts & Mortgage Finance - 1.4%
MGIC Investment Corp.	359,871	5,189,340
New York Community Bancorp, Inc.	1,392,323	17,000,264
TFS Financial Corp.	993,296	17,750,199
Walker & Dunlop, Inc.	31,069	4,687,691

Total Thrifts & Mortgage Finance		44,627,494

Trading Companies & Distributors - 1.0%
Air Lease Corp.	105,521	4,667,194
Herc Holdings, Inc.	15,771	2,468,950
Watsco, Inc.	73,671	23,050,182

Total Trading Companies & Distributors		30,186,326

Water Utilities - 0.5%
Essential Utilities, Inc.	321,641	17,268,906

Total United States		3,145,254,206

Puerto Rico - 0.4%

Banks - 0.4%
Popular, Inc.	155,493	12,756,646

TOTAL COMMON STOCKS (Cost: $2,641,623,725)		3,158,010,852

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. LargeCap Dividend Fund(b) (Cost: $1,392,358)	23,626	$1,560,261

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c) (Cost: $5,578,476)	5,578,476	5,578,476

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $2,648,594,559)		3,165,149,589
Other Assets less Liabilities - 0.0%		818,143

NET ASSETS - 100.0%		$3,165,967,732

(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $47,303,539 and the total market value of the collateral held by the Fund was $48,478,518. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $42,900,042.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2021	Dividend Income
WisdomTree U.S. LargeCap Dividend Fund	$12,420,991	$30,581,045	$42,088,462	$1,908,291	$(1,261,604)	$1,560,261	$130,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$3,158,010,852	$—	$—	$3,158,010,852
Exchange-Traded Fund	1,560,261	—	—	1,560,261
Investment of Cash Collateral for Securities Loaned	—	5,578,476	—	5,578,476

Total Investments in Securities	$3,159,571,113	$5,578,476	$—	$3,165,149,589

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.4%

United States - 99.4%

Aerospace & Defense - 0.7%
BWX Technologies, Inc.	22,727	$1,088,169
Curtiss-Wright Corp.	9,244	1,281,866
Huntington Ingalls Industries, Inc.	14,372	2,683,827
Parsons Corp.*	20,613	693,627

Total Aerospace & Defense		5,747,489

Auto Components - 1.7%
BorgWarner, Inc.	89,783	4,046,520
Dana, Inc.	48,691	1,111,129
Dorman Products, Inc.*	5,294	598,275
Fox Factory Holding Corp.*	4,284	728,708
Gentex Corp.	47,921	1,670,047
Goodyear Tire & Rubber Co. (The)*	91,285	1,946,196
LCI Industries	6,400	997,568
Lear Corp.	13,869	2,537,334
Visteon Corp.*	2,561	284,629

Total Auto Components		13,920,406

Automobiles - 0.6%
Harley-Davidson, Inc.	63,000	2,374,470
Thor Industries, Inc.	23,978	2,488,197

Total Automobiles		4,862,667

Banks - 8.5%
Ameris Bancorp	27,503	1,366,349
Associated Banc-Corp.	47,004	1,061,820
Bank of Hawaii Corp.	8,725	730,806
Bank OZK	44,946	2,091,337
BankUnited, Inc.	30,018	1,270,062
BOK Financial Corp.	22,842	2,409,603
Cadence Bank	32,798	977,052
Cathay General Bancorp	23,058	991,263
CIT Group, Inc.	51,123	2,624,655
Comerica, Inc.	50,455	4,389,585
Commerce Bancshares, Inc.	28,654	1,969,676
Community Bank System, Inc.	8,606	640,975
Cullen/Frost Bankers, Inc.	11,837	1,492,291
East West Bancorp, Inc.	39,625	3,117,695
Eastern Bankshares, Inc.	21,116	425,910
First Citizens BancShares, Inc., Class A(a)	2,418	2,006,553
First Financial Bankshares, Inc.	14,929	758,990
First Hawaiian, Inc.	34,981	956,031
First Horizon Corp.	221,891	3,623,480
FNB Corp.	109,948	1,333,669
Glacier Bancorp, Inc.	19,648	1,114,042
Hancock Whitney Corp.	31,370	1,569,127
Home BancShares, Inc.	45,815	1,115,595
Independent Bank Corp.	5,603	456,813
Independent Bank Group, Inc.	10,658	768,975
Live Oak Bancshares, Inc.	5,637	492,054
Pacific Premier Bancorp, Inc.	26,684	1,068,161
PacWest Bancorp	46,421	2,096,837
People’s United Financial, Inc.	133,170	2,373,089
Pinnacle Financial Partners, Inc.	19,405	1,853,177
Prosperity Bancshares, Inc.	26,096	1,886,741
ServisFirst Bancshares, Inc.	6,928	588,464
Silvergate Capital Corp., Class A*	2,617	387,839
Simmons First National Corp., Class A	33,052	977,678
SouthState Corp.	19,632	1,572,720
Sterling Bancorp	54,909	1,416,103
Synovus Financial Corp.	56,220	2,691,251
Triumph Bancorp, Inc.*	2,039	242,804
UMB Financial Corp.	13,975	1,482,887
Umpqua Holdings Corp.	85,680	1,648,483
United Bankshares, Inc.	37,571	1,363,076
United Community Banks, Inc.	24,198	869,676
Valley National Bancorp	119,126	1,637,983
Webster Financial Corp.	26,528	1,481,324
Wintrust Financial Corp.	17,634	1,601,520
Zions Bancorp N.A.	67,207	4,244,794

Total Banks		71,239,015

Beverages - 0.3%
Celsius Holdings, Inc.*(a)	6,432	479,634
Coca-Cola Consolidated, Inc.	2,596	1,607,417
National Beverage Corp.	14,432	654,203

Total Beverages		2,741,254

Biotechnology - 1.1%
Arrowhead Pharmaceuticals, Inc.*	8,809	584,037
Denali Therapeutics, Inc.*	10,549	470,485
Exelixis, Inc.*	42,471	776,370
Halozyme Therapeutics, Inc.*	50,075	2,013,516
Invitae Corp.*	20,295	309,905
Neurocrine Biosciences, Inc.*	22,067	1,879,446
Sarepta Therapeutics, Inc.*	6,840	615,942
United Therapeutics Corp.*	9,802	2,118,016
Vir Biotechnology, Inc.*	12,771	534,722

Total Biotechnology		9,302,439

Building Products - 1.7%
A.O. Smith Corp.	22,738	1,952,057
AAON, Inc.	4,872	386,983
Advanced Drainage Systems, Inc.	7,967	1,084,548
Armstrong World Industries, Inc.	6,866	797,280
AZEK Co., Inc. (The)*	16,568	766,104
Lennox International, Inc.	5,938	1,926,050
Owens Corning	39,767	3,598,913
Resideo Technologies, Inc.*	35,776	931,249
Simpson Manufacturing Co., Inc.	7,271	1,011,178
UFP Industries, Inc.	19,253	1,771,469

Total Building Products		14,225,831

Capital Markets - 3.3%
Affiliated Managers Group, Inc.	16,853	2,772,487
Blue Owl Capital, Inc.	35,100	523,341
Cohen & Steers, Inc.	5,948	550,250
Evercore, Inc., Class A	19,159	2,602,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2021

Investments	Shares	Value
Federated Hermes, Inc., Class B	27,444	$1,031,346
Focus Financial Partners, Inc., Class A*	9,090	542,855
Hamilton Lane, Inc., Class A	3,989	413,340
Houlihan Lokey, Inc.	13,948	1,443,897
Interactive Brokers Group, Inc., Class A	13,721	1,089,722
Jefferies Financial Group, Inc.	162,698	6,312,682
Moelis & Co., Class A	22,825	1,426,791
Piper Sandler Cos.	6,012	1,073,202
SEI Investments Co.	30,697	1,870,675
Stifel Financial Corp.	40,041	2,819,687
Tradeweb Markets, Inc., Class A	11,496	1,151,209
Virtu Financial, Inc., Class A	71,923	2,073,540

Total Capital Markets		27,697,774

Chemicals - 2.7%
Ashland Global Holdings, Inc.	10,489	1,129,246
Avient Corp.	19,497	1,090,857
Balchem Corp.	3,205	540,363
Cabot Corp.	20,610	1,158,282
Chemours Co. (The)	83,684	2,808,435
Element Solutions, Inc.	59,767	1,451,143
H.B. Fuller Co.	10,026	812,106
Huntsman Corp.	84,182	2,936,268
Livent Corp.*(a)	14,716	358,776
NewMarket Corp.	2,987	1,023,705
Olin Corp.	73,046	4,201,606
Quaker Chemical Corp.	2,294	529,409
Scotts Miracle-Gro Co. (The)	14,997	2,414,517
Sensient Technologies Corp.	5,314	531,719
Valvoline, Inc.	41,009	1,529,225

Total Chemicals		22,515,657

Commercial Services & Supplies - 1.0%
ABM Industries, Inc.	20,336	830,726
ADT, Inc.	172,580	1,451,398
Brink’s Co. (The)	15,111	990,828
Casella Waste Systems, Inc., Class A*	4,273	365,000
Clean Harbors, Inc.*	7,735	771,721
Driven Brands Holdings, Inc.*	15,849	532,843
IAA, Inc.*	25,120	1,271,574
MSA Safety, Inc.	4,893	738,647
Stericycle, Inc.*	15,216	907,482
Tetra Tech, Inc.	4,952	840,850

Total Commercial Services & Supplies		8,701,069

Communications Equipment - 1.1%
Calix, Inc.*	7,455	596,176
Ciena Corp.*	28,063	2,160,009
Juniper Networks, Inc.	74,549	2,662,145
Lumentum Holdings, Inc.*	22,855	2,417,373
ViaSat, Inc.*	11,463	510,562
Viavi Solutions, Inc.*	55,448	976,994

Total Communications Equipment		9,323,259

Construction & Engineering - 1.0%
AECOM*	23,321	1,803,879
Ameresco, Inc., Class A*	4,067	331,216
API Group Corp.*	38,325	987,635
Comfort Systems USA, Inc.	5,667	560,693
EMCOR Group, Inc.	12,371	1,575,942
MasTec, Inc.*	19,031	1,756,181
Valmont Industries, Inc.	3,585	898,043
WillScot Mobile Mini Holdings Corp.*	19,876	811,736

Total Construction & Engineering		8,725,325

Construction Materials - 0.3%
Eagle Materials, Inc.	9,044	1,505,464
Summit Materials, Inc., Class A*	14,287	573,480

Total Construction Materials		2,078,944

Consumer Finance - 1.7%
Credit Acceptance Corp.*	5,230	3,596,566
Navient Corp.	110,878	2,352,831
OneMain Holdings, Inc.	90,494	4,528,320
SLM Corp.	202,665	3,986,421

Total Consumer Finance		14,464,138

Containers & Packaging - 1.4%
AptarGroup, Inc.	8,355	1,023,320
Berry Global Group, Inc.*	45,215	3,335,963
Graphic Packaging Holding Co.	64,471	1,257,185
Greif, Inc., Class A	17,519	1,057,622
Sealed Air Corp.	32,354	2,182,924
Silgan Holdings, Inc.	34,443	1,475,538
Sonoco Products Co.	23,086	1,336,449

Total Containers & Packaging		11,669,001

Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc.*	4,875	613,665
Chegg, Inc.*	29,846	916,272
Coursera, Inc.*	9,375	229,125
H&R Block, Inc.	57,052	1,344,145
Service Corp. International	44,943	3,190,504
Terminix Global Holdings, Inc.*	19,679	890,081

Total Diversified Consumer Services		7,183,792

Diversified Financial Services - 0.5%
Voya Financial, Inc.(a)	63,929	4,239,132

Diversified Telecommunication Services - 0.7%
Cogent Communications Holdings, Inc.	4,177	305,673
Frontier Communications Parent, Inc.*	173,458	5,115,276

Total Diversified Telecommunication Services		5,420,949

Electric Utilities - 1.8%
ALLETE, Inc.	10,468	694,552
Hawaiian Electric Industries, Inc.	24,816	1,029,864
IDACORP, Inc.	9,146	1,036,333
NRG Energy, Inc.	165,941	7,148,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2021

Investments	Shares	Value
OGE Energy Corp.	51,102	$1,961,295
Pinnacle West Capital Corp.	33,833	2,388,272
Portland General Electric Co.	17,860	945,151

Total Electric Utilities		15,204,205

Electrical Equipment - 1.4%
Acuity Brands, Inc.	7,507	1,589,382
Atkore, Inc.*	22,492	2,500,885
EnerSys	11,062	874,562
GrafTech International Ltd.	153,890	1,820,519
Hubbell, Inc.	8,519	1,774,252
Regal Rexnord Corp.	9,040	1,538,427
Vertiv Holdings Co.	57,856	1,444,664
Vicor Corp.*	3,219	408,749

Total Electrical Equipment		11,951,440

Electronic Equipment, Instruments & Components - 2.5%
Advanced Energy Industries, Inc.	9,306	847,404
Arrow Electronics, Inc.*	32,381	4,347,797
Avnet, Inc.	38,786	1,599,147
Badger Meter, Inc.	3,085	328,738
II-VI, Inc.*(a)	28,545	1,950,480
Insight Enterprises, Inc.*	10,537	1,123,244
IPG Photonics Corp.*	6,447	1,109,786
Jabil, Inc.	57,104	4,017,266
Littelfuse, Inc.	4,122	1,297,111
National Instruments Corp.	11,766	513,821
TD SYNNEX Corp.	17,355	1,984,718
Vontier Corp.	64,083	1,969,271

Total Electronic Equipment, Instruments & Components		21,088,783

Energy Equipment & Services - 0.0%
ChampionX Corp.*	18,158	366,973

Entertainment - 0.3%
Warner Music Group Corp., Class A	37,428	1,616,141
Zynga, Inc., Class A*	178,964	1,145,370

Total Entertainment		2,761,511

Equity Real Estate Investment Trusts (REITs) - 4.0%
Agree Realty Corp.	6,937	495,024
American Campus Communities, Inc.	10,948	627,211
Brixmor Property Group, Inc.	38,806	986,061
Broadstone Net Lease, Inc.	15,407	382,402
Cousins Properties, Inc.	14,585	587,484
Douglas Emmett, Inc.	14,712	492,852
EastGroup Properties, Inc.	3,237	737,550
EPR Properties	5,476	260,055
Essential Properties Realty Trust, Inc.	12,384	357,031
Federal Realty Investment Trust	6,897	940,199
First Industrial Realty Trust, Inc.	15,415	1,020,473
Gaming and Leisure Properties, Inc.	48,650	2,367,309
Healthcare Realty Trust, Inc.	11,764	372,213
Healthcare Trust of America, Inc., Class A	17,968	599,952
Highwoods Properties, Inc.	24,956	1,112,788
Innovative Industrial Properties, Inc.	2,118	556,843
Kilroy Realty Corp.	37,764	2,509,795
Kite Realty Group Trust	15,343	334,171
Lamar Advertising Co., Class A	13,887	1,684,493
Life Storage, Inc.	6,765	1,036,263
LXP Industrial Trust	56,183	877,578
National Retail Properties, Inc.	23,641	1,136,423
National Storage Affiliates Trust	7,766	537,407
Omega Healthcare Investors, Inc.	63,202	1,870,147
Physicians Realty Trust	21,054	396,447
PotlatchDeltic Corp.	32,737	1,971,422
PS Business Parks, Inc.	3,686	678,851
Rayonier, Inc.	13,087	528,191
Rexford Industrial Realty, Inc.	11,682	947,527
Safehold, Inc.	5,774	461,054
SL Green Realty Corp.	37,425	2,683,373
Spirit Realty Capital, Inc.	13,376	644,589
STAG Industrial, Inc.	17,849	856,038
STORE Capital Corp.	29,312	1,008,333
Terreno Realty Corp.	5,974	509,522
Vornado Realty Trust	14,136	591,733

Total Equity Real Estate Investment Trusts (REITs)		33,158,804

Food & Staples Retailing - 1.1%
BJ’s Wholesale Club Holdings, Inc.*	48,495	3,247,710
Casey’s General Stores, Inc.	6,253	1,234,029
Performance Food Group Co.*	52,639	2,415,604
Sprouts Farmers Market, Inc.*	41,831	1,241,544
U.S. Foods Holding Corp.*	33,889	1,180,354

Total Food & Staples Retailing		9,319,241

Food Products - 1.2%
Darling Ingredients, Inc.*	32,564	2,256,360
Flowers Foods, Inc.	44,412	1,219,998
Hain Celestial Group, Inc. (The)*	15,407	656,492
Ingredion, Inc.	20,441	1,975,418
Lancaster Colony Corp.	4,415	731,124
Pilgrim’s Pride Corp.*	68,211	1,923,550
Post Holdings, Inc.*	6,512	734,098
Simply Good Foods Co. (The)*	13,639	566,973

Total Food Products		10,064,013

Gas Utilities - 0.9%
National Fuel Gas Co.	26,077	1,667,363
New Jersey Resources Corp.	21,288	874,085
ONE Gas, Inc.	12,070	936,511
Spire, Inc.	16,171	1,054,673
UGI Corp.	56,980	2,615,952

Total Gas Utilities		7,148,584

Health Care Equipment & Supplies - 1.9%
CONMED Corp.	3,065	434,494
CryoPort, Inc.*(a)	3,754	222,124

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2021

Investments	Shares	Value
Dentsply Sirona, Inc.	50,515	$2,818,232
Envista Holdings Corp.*	36,782	1,657,397
Globus Medical, Inc., Class A*	13,333	962,642
ICU Medical, Inc.*	2,972	705,374
Inari Medical, Inc.*	4,373	399,124
Integra LifeSciences Holdings Corp.*	16,703	1,118,934
iRhythm Technologies, Inc.*(a)	2,648	311,643
Merit Medical Systems, Inc.*	7,939	494,600
Neogen Corp.*	9,709	440,886
Penumbra, Inc.*	3,025	869,143
Quidel Corp.*	25,710	3,470,593
Shockwave Medical, Inc.*	2,828	504,317
STAAR Surgical Co.*	4,159	379,717
Tandem Diabetes Care, Inc.*	4,863	731,979

Total Health Care Equipment & Supplies		15,521,199

Health Care Providers & Services - 3.9%
Acadia Healthcare Co., Inc.*	20,079	1,218,795
Amedisys, Inc.*	5,767	933,562
AMN Healthcare Services, Inc.*	10,575	1,293,640
Apollo Medical Holdings, Inc.*(a)	6,084	447,052
Chemed Corp.	2,544	1,345,878
CorVel Corp.*	1,573	327,184
DaVita, Inc.*	38,021	4,325,269
Encompass Health Corp.	27,517	1,795,759
Ensign Group, Inc. (The)	10,462	878,389
HealthEquity, Inc.*	9,846	435,587
Henry Schein, Inc.*	34,207	2,652,069
LHC Group, Inc.*	6,347	870,999
Option Care Health, Inc.*	16,581	471,564
Owens & Minor, Inc.	32,889	1,430,671
Patterson Cos., Inc.	27,271	800,404
Premier, Inc., Class A	33,302	1,371,043
Progyny, Inc.*	8,119	408,792
R1 RCM, Inc.*	26,728	681,297
Select Medical Holdings Corp.	56,627	1,664,834
Tenet Healthcare Corp.*	56,376	4,605,355
Universal Health Services, Inc., Class B	33,209	4,305,879

Total Health Care Providers & Services		32,264,022

Health Care Technology - 0.2%
Certara, Inc.*	13,503	383,755
Inspire Medical Systems, Inc.*	2,270	522,236
Omnicell, Inc.*	4,188	755,683

Total Health Care Technology		1,661,674

Hotels, Restaurants & Leisure - 1.7%
Boyd Gaming Corp.*	31,597	2,071,815
Choice Hotels International, Inc.	5,983	933,288
Churchill Downs, Inc.	4,067	979,740
Marriott Vacations Worldwide Corp.	3,518	594,472
Papa John’s International, Inc.	3,678	490,903
Penn National Gaming, Inc.*	31,131	1,614,142
Planet Fitness, Inc., Class A*	6,396	579,350
Red Rock Resorts, Inc., Class A(a)	12,017	661,055
Scientific Games Corp., Class A*	11,877	793,740
SeaWorld Entertainment, Inc.*	9,314	604,106
Six Flags Entertainment Corp.*	7,808	332,465
Texas Roadhouse, Inc.	9,704	866,373
Travel + Leisure Co.	16,510	912,508
Wendy’s Co. (The)	35,294	841,762
Wingstop, Inc.	2,483	429,062
Wyndham Hotels & Resorts, Inc.	12,184	1,092,296

Total Hotels, Restaurants & Leisure		13,797,077

Household Durables - 3.4%
Installed Building Products, Inc.	4,741	662,412
KB Home	44,746	2,001,489
Leggett & Platt, Inc.	35,684	1,468,753
LGI Homes, Inc.*	11,739	1,813,441
MDC Holdings, Inc.	41,133	2,296,455
Meritage Homes Corp.*	21,329	2,603,418
Mohawk Industries, Inc.*	24,276	4,422,602
Newell Brands, Inc.	148,002	3,232,364
Skyline Champion Corp.*	7,402	584,610
Sonos, Inc.*(a)	21,725	647,405
Taylor Morrison Home Corp., Class A*	56,062	1,959,927
Tempur Sealy International, Inc.	53,897	2,534,776
Toll Brothers, Inc.	36,884	2,670,033
TopBuild Corp.*	4,735	1,306,434

Total Household Durables		28,204,119

Household Products - 0.4%
Reynolds Consumer Products, Inc.	45,997	1,444,306
Spectrum Brands Holdings, Inc.	11,460	1,165,711
WD-40 Co.	1,490	364,514

Total Household Products		2,974,531

Independent Power & Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class C	16,106	580,299
Ormat Technologies, Inc.(a)	4,790	379,847

Total Independent Power & Renewable Electricity Producers		960,146

Insurance - 4.4%
Alleghany Corp.*	2,342	1,563,496
American Equity Investment Life Holding Co.	27,943	1,087,542
American Financial Group, Inc.	24,891	3,418,032
Assurant, Inc.	12,432	1,937,651
Brighthouse Financial, Inc.*	54,273	2,811,341
CNA Financial Corp.	100,857	4,445,777
Erie Indemnity Co., Class A	5,372	1,034,970
First American Financial Corp.	62,500	4,889,375
Globe Life, Inc.	28,577	2,678,236
Hanover Insurance Group, Inc. (The)	8,121	1,064,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2021

Investments	Shares	Value
Kemper Corp.	5,621	$330,459
Kinsale Capital Group, Inc.	1,997	475,066
Old Republic International Corp.	137,018	3,367,902
Primerica, Inc.	10,616	1,627,114
Reinsurance Group of America, Inc.	6,073	664,933
RLI Corp.	4,406	493,913
Selective Insurance Group, Inc.	17,227	1,411,580
Unum Group	143,417	3,523,756

Total Insurance		36,825,481

Interactive Media & Services - 0.4%
Bumble, Inc., Class A*	19,883	673,238
Cargurus, Inc.*	18,739	630,380
Vimeo, Inc.*	9,720	174,571
Ziff Davis, Inc.*	15,047	1,668,111

Total Interactive Media & Services		3,146,300

Internet & Direct Marketing Retail - 0.1%
Overstock.com, Inc.*(a)	5,049	297,941
Revolve Group, Inc.*	5,840	327,274
Shutterstock, Inc.	5,211	577,796

Total Internet & Direct Marketing Retail		1,203,011

IT Services - 2.5%
Alliance Data Systems Corp.	33,617	2,237,884
Concentrix Corp.	11,371	2,031,088
DigitalOcean Holdings, Inc.*(a)	9,760	784,021
DXC Technology Co.*	110,830	3,567,618
Euronet Worldwide, Inc.*	7,552	899,972
ExlService Holdings, Inc.*	5,426	785,522
Jack Henry & Associates, Inc.	8,492	1,418,079
LiveRamp Holdings, Inc.*	6,425	308,079
MAXIMUS, Inc.	16,148	1,286,511
Perficient, Inc.*	4,181	540,561
Rackspace Technology, Inc.*	64,389	867,320
Switch, Inc., Class A	12,835	367,594
TTEC Holdings, Inc.	11,083	1,003,565
Western Union Co. (The)	185,351	3,306,662
WEX, Inc.*	11,553	1,621,926

Total IT Services		21,026,402

Leisure Products - 1.2%
Acushnet Holdings Corp.	17,044	904,695
Brunswick Corp.	26,320	2,651,214
Callaway Golf Co.*	47,185	1,294,756
Hayward Holdings, Inc.*(a)	18,885	495,353
Mattel, Inc.*	77,944	1,680,473
Polaris, Inc.	22,891	2,515,950
YETI Holdings, Inc.*	10,355	857,705

Total Leisure Products		10,400,146

Life Sciences Tools & Services - 0.6%
Maravai LifeSciences Holdings, Inc., Class A*	20,606	863,391
Medpace Holdings, Inc.*	3,784	823,550
NeoGenomics, Inc.*	10,622	362,423
Sotera Health Co.*	38,033	895,677
Syneos Health, Inc.*	17,355	1,782,011

Total Life Sciences Tools & Services		4,727,052

Machinery - 3.7%
AGCO Corp.	22,896	2,656,394
Allison Transmission Holdings, Inc.	41,590	1,511,796
Altra Industrial Motion Corp.	16,145	832,598
Chart Industries, Inc.*	3,655	582,936
Colfax Corp.*	26,665	1,225,790
Crane Co.	15,006	1,526,560
Donaldson Co., Inc.	20,914	1,239,364
Evoqua Water Technologies Corp.*	10,596	495,363
Flowserve Corp.	25,513	780,698
Franklin Electric Co., Inc.	6,436	608,588
Helios Technologies, Inc.	5,173	544,044
Hillenbrand, Inc.	23,922	1,243,705
ITT, Inc.	13,814	1,411,653
John Bean Technologies Corp.	3,606	553,737
Lincoln Electric Holdings, Inc.	10,295	1,435,844
Middleby Corp. (The)*	9,531	1,875,320
Mueller Industries, Inc.	26,521	1,574,287
Oshkosh Corp.	14,232	1,604,089
RBC Bearings, Inc.*(a)	2,574	519,871
Snap-on, Inc.	15,056	3,242,761
SPX FLOW, Inc.	5,467	472,786
Timken Co. (The)	21,431	1,484,954
Toro Co. (The)	15,373	1,535,916
Watts Water Technologies, Inc., Class A	3,772	732,409
Woodward, Inc.	8,235	901,403

Total Machinery		30,592,866

Marine - 0.3%
Kirby Corp.*	5,360	318,491
Matson, Inc.	27,941	2,515,528

Total Marine		2,834,019

Media - 1.7%
Cable One, Inc.	716	1,262,630
DISH Network Corp., Class A*	201,664	6,541,980
Liberty Broadband Corp., Class C*	1	161
New York Times Co. (The), Class A	18,796	907,847
Nexstar Media Group, Inc., Class A	24,345	3,675,608
TEGNA, Inc.	118,767	2,204,316

Total Media		14,592,542

Metals & Mining - 3.1%
Alcoa Corp.	75,837	4,518,368
Cleveland-Cliffs, Inc.*(a)	358,275	7,799,647
Commercial Metals Co.	54,748	1,986,805
Hecla Mining Co.	65,498	341,899
MP Materials Corp.*(a)	15,364	697,833
Reliance Steel & Aluminum Co.	28,427	4,611,428
Royal Gold, Inc.	10,661	1,121,644

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2021

Investments	Shares	Value
United States Steel Corp.	193,447	$4,605,973

Total Metals & Mining		25,683,597

Multi-Utilities - 0.7%
Black Hills Corp.	14,876	1,049,799
MDU Resources Group, Inc.	56,750	1,750,170
NiSource, Inc.	83,175	2,296,462
NorthWestern Corp.	13,779	787,608

Total Multi-Utilities		5,884,039

Multiline Retail - 1.5%
Dillard’s, Inc., Class A	9,683	2,372,529
Kohl’s Corp.(a)	87,721	4,332,540
Macy’s, Inc.	171,062	4,478,403
Nordstrom, Inc.*(a)	17,101	386,825
Ollie’s Bargain Outlet Holdings, Inc.*	15,031	769,437

Total Multiline Retail		12,339,734

Oil, Gas & Consumable Fuels - 3.8%
Antero Midstream Corp.	138,752	1,343,119
Antero Resources Corp.*	67,862	1,187,585
APA Corp.	147,548	3,967,566
California Resources Corp.	32,353	1,381,797
Callon Petroleum Co.*(a)	25,158	1,188,716
Chesapeake Energy Corp.	51,165	3,301,166
Civitas Resources, Inc.	12,868	630,146
Denbury, Inc.*	6,328	484,662
DTE Midstream LLC	24,813	1,190,528
EQT Corp.*	32,697	713,122
Equitrans Midstream Corp.	130,860	1,353,092
HollyFrontier Corp.	17,718	580,796
Magnolia Oil & Gas Corp., Class A	62,281	1,175,242
Matador Resources Co.	40,629	1,500,023
Murphy Oil Corp.(a)	19,090	498,440
Ovintiv, Inc.	138,282	4,660,103
PDC Energy, Inc.	50,851	2,480,512
Range Resources Corp.*	58,080	1,035,566
SM Energy Co.	13,367	394,059
Southwestern Energy Co.*(a)	512,281	2,387,229

Total Oil, Gas & Consumable Fuels		31,453,469

Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	57,591	4,512,255

Personal Products - 0.1%
Beauty Health Co. (The)*(a)	10,215	246,794
Coty, Inc., Class A*	64,570	677,985

Total Personal Products		924,779

Pharmaceuticals - 0.7%
Organon & Co.	178,586	5,437,944

Professional Services - 1.8%
ASGN, Inc.*	9,381	1,157,615
Booz Allen Hamilton Holding Corp.	26,765	2,269,404
CACI International, Inc., Class A*	6,937	1,867,510
Exponent, Inc.	4,359	508,826
FTI Consulting, Inc.*(a)	7,161	1,098,641
Insperity, Inc.	5,782	682,912
KBR, Inc.	28,764	1,369,742
Korn Ferry	11,877	899,445
ManpowerGroup, Inc.	14,878	1,448,076
Science Applications International Corp.	19,549	1,634,101
TriNet Group, Inc.*	13,693	1,304,395
Upwork, Inc.*	10,750	367,220

Total Professional Services		14,607,887

Real Estate Management & Development - 0.4%
eXp World Holdings, Inc.	13,060	439,991
Kennedy-Wilson Holdings, Inc.	76,838	1,834,892
Newmark Group, Inc., Class A	75,758	1,416,675

Total Real Estate Management & Development		3,691,558

Road & Rail - 1.1%
Knight-Swift Transportation Holdings, Inc.	45,064	2,746,200
Landstar System, Inc.	7,979	1,428,400
Ryder System, Inc.	17,942	1,478,959
Saia, Inc.*	2,800	943,684
Werner Enterprises, Inc.	19,251	917,503
XPO Logistics, Inc.*	21,255	1,645,775

Total Road & Rail		9,160,521

Semiconductors & Semiconductor Equipment - 2.5%
Allegro MicroSystems, Inc.*	19,171	693,607
Amkor Technology, Inc.	101,254	2,510,087
Azenta, Inc.	6,986	720,326
Cirrus Logic, Inc.*	15,700	1,444,714
CMC Materials, Inc.	6,539	1,253,461
Diodes, Inc.*	8,302	911,643
First Solar, Inc.*	18,759	1,635,034
FormFactor, Inc.*	13,918	636,331
Lattice Semiconductor Corp.*	11,523	887,962
MACOM Technology Solutions Holdings, Inc.*	8,950	700,785
MaxLinear, Inc.*	11,426	861,406
MKS Instruments, Inc.	15,469	2,694,236
Onto Innovation, Inc.*	8,185	828,567
Power Integrations, Inc.	8,790	816,503
Semtech Corp.*	7,501	667,064
Silicon Laboratories, Inc.*	3,380	697,700
SiTime Corp.*	1,696	496,148
SunPower Corp.*	17,297	360,988
Synaptics, Inc.*	5,258	1,522,244
Universal Display Corp.	5,431	896,278

Total Semiconductors & Semiconductor Equipment		21,235,084

Software - 4.0%
ACI Worldwide, Inc.*	13,992	485,522
Alarm.com Holdings, Inc.*	6,395	542,360
Altair Engineering, Inc., Class A*(a)	4,804	371,445
Alteryx, Inc., Class A*	5,425	328,213
Anaplan, Inc.*	11,487	526,679
Black Knight, Inc.*	20,242	1,677,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2021

Investments	Shares	Value
Blackbaud, Inc.*	8,938	$705,923
Blackline, Inc.*	4,937	511,177
Box, Inc., Class A*	22,680	593,989
CDK Global, Inc.	34,023	1,420,120
Citrix Systems, Inc.	33,843	3,201,209
Datto Holding Corp.*	21,445	565,076
Digital Turbine, Inc.*(a)	11,339	691,566
Dolby Laboratories, Inc., Class A	14,851	1,414,112
DoubleVerify Holdings, Inc.*	11,752	391,107
Dropbox, Inc., Class A*	96,587	2,370,245
Duck Creek Technologies, Inc.*	10,780	324,586
Envestnet, Inc.*	8,203	650,826
Everbridge, Inc.*	3,206	215,860
Fair Isaac Corp.*	3,997	1,733,379
Five9, Inc.*	5,848	803,047
Guidewire Software, Inc.*	6,776	769,279
Jamf Holding Corp.*(a)	10,465	397,775
Mandiant, Inc.*	18,657	327,244
Manhattan Associates, Inc.*	5,514	857,372
Marathon Digital Holdings, Inc.*(a)	10,585	347,823
MicroStrategy, Inc., Class A*	832	453,016
Momentive Global, Inc.*	9,461	200,100
nCino, Inc.*	8,868	486,499
NCR Corp.*	32,485	1,305,897
PagerDuty, Inc.*(a)	8,264	287,174
Pegasystems, Inc.	6,698	748,970
Q2 Holdings, Inc.*	4,792	380,676
Qualtrics International, Inc., Class A*	11,452	405,401
Qualys, Inc.*	4,693	643,973
Rapid7, Inc.*	4,813	566,442
Riot Blockchain, Inc.*(a)	11,015	245,965
Sailpoint Technologies Holdings, Inc.*	8,496	410,697
Smartsheet, Inc., Class A*	9,621	745,146
Sprout Social, Inc., Class A*	4,198	380,717
SPS Commerce, Inc.*	3,224	458,936
Tenable Holdings, Inc.*	9,151	503,946
Teradata Corp.*	26,157	1,110,888
Varonis Systems, Inc.*	9,076	442,727
Verint Systems, Inc.*	15,063	790,958
Workiva, Inc.*	3,800	495,862

Total Software		33,287,783

Specialty Retail - 4.7%
Academy Sports & Outdoors, Inc.*	55,698	2,445,142
American Eagle Outfitters, Inc.(a)	67,796	1,716,595
Asbury Automotive Group, Inc.*	10,749	1,856,675
AutoNation, Inc.*	37,637	4,397,884
Boot Barn Holdings, Inc.*	4,320	531,576
Dick’s Sporting Goods, Inc.(a)	49,309	5,670,042
Five Below, Inc.*	5,569	1,152,170
Foot Locker, Inc.	71,937	3,138,611
Gap, Inc. (The)	180,720	3,189,708
Group 1 Automotive, Inc.(a)	10,746	2,097,834
Leslie’s, Inc.*	31,139	736,749
Lithia Motors, Inc.	12,942	3,843,127
Murphy USA, Inc.	7,526	1,499,480
National Vision Holdings, Inc.*	14,766	708,620
Penske Automotive Group, Inc.	41,812	4,483,083
Petco Health & Wellness Co., Inc.*(a)	42,982	850,614
Urban Outfitters, Inc.*	37,048	1,087,729

Total Specialty Retail		39,405,639

Technology Hardware, Storage & Peripherals - 0.3%
Pure Storage, Inc., Class A*	23,315	758,903
Xerox Holdings Corp.	68,553	1,552,040

Total Technology Hardware, Storage & Peripherals		2,310,943

Textiles, Apparel & Luxury Goods - 2.5%
Carter’s, Inc.	13,558	1,372,341
Columbia Sportswear Co.	11,867	1,156,320
Crocs, Inc.*	11,844	1,518,638
Deckers Outdoor Corp.*	4,548	1,665,978
Hanesbrands, Inc.	143,930	2,406,510
Kontoor Brands, Inc.	19,743	1,011,829
PVH Corp.	15,646	1,668,646
Ralph Lauren Corp.	17,007	2,021,452
Skechers U.S.A., Inc., Class A*	64,137	2,783,546
Steven Madden Ltd.	13,186	612,753
Tapestry, Inc.	85,489	3,470,853
Under Armour, Inc., Class A*	63,862	1,353,236

Total Textiles, Apparel & Luxury Goods		21,042,102

Thrifts & Mortgage Finance - 1.3%
Axos Financial, Inc.*	11,718	655,153
MGIC Investment Corp.	160,501	2,314,425
New York Community Bancorp, Inc.	176,024	2,149,253
PennyMac Financial Services, Inc.	38,877	2,712,837
Radian Group, Inc.	93,387	1,973,267
TFS Financial Corp.	22,420	400,646
Walker & Dunlop, Inc.	5,866	885,062

Total Thrifts & Mortgage Finance		11,090,643

Trading Companies & Distributors - 1.4%
Air Lease Corp.	35,622	1,575,561
Applied Industrial Technologies, Inc.	8,228	845,016
Beacon Roofing Supply, Inc.*(a)	24,501	1,405,132
GATX Corp.	5,642	587,840
Herc Holdings, Inc.	4,537	710,267
MSC Industrial Direct Co., Inc., Class A	13,152	1,105,557
SiteOne Landscape Supply, Inc.*	4,234	1,025,814
Univar Solutions, Inc.*	47,943	1,359,184
Watsco, Inc.	4,480	1,401,702
WESCO International, Inc.*	13,218	1,739,357

Total Trading Companies & Distributors		11,755,430

Water Utilities - 0.1%
American States Water Co.	3,875	400,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2021

Investments	Shares	Value
California Water Service Group	6,987	$502,086

Total Water Utilities		902,916

TOTAL COMMON STOCKS (Cost: $705,507,706)		830,578,605

EXCHANGE-TRADED FUND - 0.5%

United States - 0.5%
WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $3,552,135)	84,603	3,752,989

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c) (Cost: $2,843,633)	2,843,633	2,843,633

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $711,903,474)		837,175,227
Other Assets less Liabilities - (0.2)%		(1,866,247)

NET ASSETS - 100.0%		$835,308,980

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $32,307,742 and the total market value of the collateral held by the Fund was $33,178,616. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $30,334,983.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2021	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$2,290,925	$3,555,431	$2,339,025	$90,526	$155,132	$3,752,989	$47,236

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$830,578,605	$—	$—	$830,578,605
Exchange-Traded Fund	3,752,989	—	—	3,752,989
Investment of Cash Collateral for Securities Loaned	—	2,843,633	—	2,843,633

Total Investments in Securities	$834,331,594	$2,843,633	$—	$837,175,227

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.6%
General Dynamics Corp.	3,229	$673,150
Huntington Ingalls Industries, Inc.	2,929	546,962
Lockheed Martin Corp.	1,908	678,122
Northrop Grumman Corp.	1,946	753,238

Total Aerospace & Defense		2,651,472

Air Freight & Logistics - 0.7%
FedEx Corp.	1,961	507,193
United Parcel Service, Inc., Class B	2,608	558,999

Total Air Freight & Logistics		1,066,192

Automobiles - 0.6%
Ford Motor Co.	25,317	525,834
General Motors Co.*	8,126	476,427

Total Automobiles		1,002,261

Banks - 2.1%
BOK Financial Corp.	6,527	688,533
Citigroup, Inc.	11,803	712,783
JPMorgan Chase & Co.	5,527	875,201
KeyCorp	26,602	615,304
People’s United Financial, Inc.	31,546	562,150

Total Banks		3,453,971

Biotechnology - 2.2%
AbbVie, Inc.	5,123	693,654
Gilead Sciences, Inc.	9,639	699,888
Incyte Corp.*	6,125	449,575
Moderna, Inc.*	774	196,581
Neurocrine Biosciences, Inc.*	4,100	349,197
Regeneron Pharmaceuticals, Inc.*	858	541,844
Vertex Pharmaceuticals, Inc.*	2,443	536,483

Total Biotechnology		3,467,222

Building Products - 0.9%
Builders FirstSource, Inc.*	4,865	416,979
Lennox International, Inc.	1,653	536,167
Masco Corp.	8,176	574,119

Total Building Products		1,527,265

Capital Markets - 2.4%
CBOE Global Markets, Inc.	5,562	725,285
FactSet Research Systems, Inc.	1,835	891,828
Houlihan Lokey, Inc.	7,426	768,739
Jefferies Financial Group, Inc.	18,617	722,340
Raymond James Financial, Inc.	8,145	817,758

Total Capital Markets		3,925,950

Chemicals - 0.6%
Mosaic Co. (The)	12,906	507,077
Olin Corp.	8,308	477,876

Total Chemicals		984,953

Commercial Services & Supplies - 0.4%
Republic Services, Inc.	4,776	666,013

Communications Equipment - 3.1%
Ciena Corp.*	23,197	1,785,473
Juniper Networks, Inc.	50,759	1,812,604
Lumentum Holdings, Inc.*	12,785	1,352,269

Total Communications Equipment		4,950,346

Consumer Finance - 1.2%
Capital One Financial Corp.	4,052	587,905
Credit Acceptance Corp.*	806	554,270
Santander Consumer USA Holdings, Inc.	19,092	802,246

Total Consumer Finance		1,944,421

Containers & Packaging - 0.5%
International Paper Co.	16,920	794,902

Distributors - 1.0%
Genuine Parts Co.	6,014	843,163
LKQ Corp.	12,374	742,811

Total Distributors		1,585,974

Diversified Consumer Services - 0.6%
Service Corp. International	13,087	929,046

Diversified Financial Services - 0.5%
Voya Financial, Inc.	12,805	849,100

Diversified Telecommunication Services - 1.9%
Lumen Technologies, Inc.	71,176	893,259
Verizon Communications, Inc.	40,914	2,125,891

Total Diversified Telecommunication Services		3,019,150

Electric Utilities - 1.6%
Duke Energy Corp.	6,217	652,163
Evergy, Inc.	9,824	674,025
Exelon Corp.	11,434	660,428
FirstEnergy Corp.	14,783	614,825

Total Electric Utilities		2,601,441

Electrical Equipment - 0.3%
Regal Rexnord Corp.	2,681	456,253

Electronic Equipment, Instruments & Components - 2.2%
Arrow Electronics, Inc.*	13,367	1,794,787
CDW Corp.	8,787	1,799,402

Total Electronic Equipment, Instruments & Components		3,594,189

Entertainment - 2.7%
Activision Blizzard, Inc.	22,076	1,468,716
Liberty Media Corp - Liberty Formula One, Class C*	27,222	1,721,520
Netflix, Inc.*	2,025	1,219,941

Total Entertainment		4,410,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2021

Investments	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 2.5%
CubeSmart	10,853	$617,644
Gaming and Leisure Properties, Inc.	12,763	621,048
Iron Mountain, Inc.	8,941	467,883
Kilroy Realty Corp.	7,453	495,326
Omega Healthcare Investors, Inc.	20,516	607,068
Public Storage	1,880	704,173
Weyerhaeuser Co.	12,293	506,226

Total Equity Real Estate Investment Trusts (REITs)		4,019,368

Food & Staples Retailing - 0.6%
Albertsons Cos., Inc., Class A	8,627	260,449
BJ’s Wholesale Club Holdings, Inc.*	4,730	316,768
Kroger Co. (The)	9,523	431,011

Total Food & Staples Retailing		1,008,228

Food Products - 2.9%
Archer-Daniels-Midland Co.	8,564	578,841
Campbell Soup Co.	12,360	537,166
Conagra Brands, Inc.	17,135	585,160
General Mills, Inc.	8,791	592,338
Hershey Co. (The)	3,213	621,619
J.M. Smucker Co. (The)	4,053	550,478
Kellogg Co.	8,882	572,178
Tyson Foods, Inc., Class A	7,078	616,919

Total Food Products		4,654,699

Gas Utilities - 0.4%
UGI Corp.	13,387	614,597

Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	4,752	668,797
Baxter International, Inc.	7,989	685,776
Becton, Dickinson and Co.	2,713	682,265
Cooper Cos., Inc. (The)	1,392	583,164
Hologic, Inc.*	6,663	510,119

Total Health Care Equipment & Supplies		3,130,121

Health Care Providers & Services - 2.9%
Anthem, Inc.	1,330	616,508
Chemed Corp.	1,118	591,467
CVS Health Corp.	6,515	672,087
DaVita, Inc.*	4,564	519,201
Henry Schein, Inc.*	6,472	501,774
Laboratory Corp. of America Holdings*	2,174	683,092
Quest Diagnostics, Inc.	4,260	737,023
Tenet Healthcare Corp.*	4,016	328,067

Total Health Care Providers & Services		4,649,219

Health Care Technology - 0.5%
Cerner Corp.	8,917	828,122

Hotels, Restaurants & Leisure - 2.9%
Boyd Gaming Corp.*	7,837	513,872
Domino’s Pizza, Inc.	1,410	795,705
Penn National Gaming, Inc.*	7,439	385,712
Scientific Games Corp., Class A*	6,117	408,799
Starbucks Corp.	7,016	820,662
Wyndham Hotels & Resorts, Inc.	8,042	720,965
Yum! Brands, Inc.	7,282	1,011,179

Total Hotels, Restaurants & Leisure		4,656,894

Household Durables - 1.2%
Lennar Corp., Class A	4,226	490,892
NVR, Inc.*	128	756,335
Whirlpool Corp.	2,845	667,608

Total Household Durables		1,914,835

Household Products - 1.2%
Colgate-Palmolive Co.	7,749	661,300
Kimberly-Clark Corp.	4,486	641,139
Procter & Gamble Co. (The)	3,962	648,104

Total Household Products		1,950,543

Industrial Conglomerates - 0.4%
3M Co.	3,662	650,481

Insurance - 4.1%
Alleghany Corp.*	1,280	854,515
Allstate Corp. (The)	8,502	1,000,260
American Financial Group, Inc.	4,856	666,826
Fidelity National Financial, Inc.	15,725	820,530
First American Financial Corp.	11,912	931,876
Hartford Financial Services Group, Inc. (The)	9,643	665,753
Old Republic International Corp.	33,409	821,193
Travelers Cos., Inc. (The)	5,774	903,227

Total Insurance		6,664,180

IT Services - 12.0%
Akamai Technologies, Inc.*	15,284	1,788,839
Cognizant Technology Solutions Corp., Class A	22,816	2,024,236
Concentrix Corp.	6,682	1,193,539
DXC Technology Co.*	30,463	980,604
Gartner, Inc.*	5,000	1,671,600
GoDaddy, Inc., Class A*	17,049	1,446,778
International Business Machines Corp.	14,899	1,991,400
Jack Henry & Associates, Inc.	12,435	2,076,521
Paychex, Inc.	16,612	2,267,538
VeriSign, Inc.*	8,441	2,142,495
Western Union Co. (The)	96,662	1,724,450

Total IT Services		19,308,000

Leisure Products - 0.4%
Mattel, Inc.*	28,143	606,763

Life Sciences Tools & Services - 3.0%
Bio-Rad Laboratories, Inc., Class A*	612	462,409
Bruker Corp.	5,922	496,915
Danaher Corp.	1,813	596,495
IQVIA Holdings, Inc.*	2,113	596,162

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2021

Investments	Shares	Value
PerkinElmer, Inc.	2,600	$522,756
Syneos Health, Inc.*	4,330	444,604
Thermo Fisher Scientific, Inc.	906	604,520
Waters Corp.*	1,572	585,727
West Pharmaceutical Services, Inc.	1,225	574,537

Total Life Sciences Tools & Services		4,884,125

Machinery - 0.7%
Otis Worldwide Corp.	7,155	622,986
Snap-on, Inc.	2,474	532,850

Total Machinery		1,155,836

Media - 5.5%
Altice USA, Inc., Class A*	61,004	987,045
Charter Communications, Inc., Class A*	2,633	1,716,637
Fox Corp., Class A	32,643	1,204,527
Interpublic Group of Cos., Inc. (The)	41,832	1,566,608
Omnicom Group, Inc.	24,754	1,813,725
Sirius XM Holdings, Inc.	241,054	1,530,693

Total Media		8,819,235

Metals & Mining - 1.4%
Cleveland-Cliffs, Inc.*	19,690	428,651
Nucor Corp.	4,924	562,075
Reliance Steel & Aluminum Co.	4,293	696,410
Steel Dynamics, Inc.	8,643	536,471

Total Metals & Mining		2,223,607

Multi-Utilities - 0.4%
DTE Energy Co.	5,052	603,916

Multiline Retail - 1.3%
Dollar General Corp.	3,863	911,011
Macy’s, Inc.	14,292	374,165
Target Corp.	3,305	764,909

Total Multiline Retail		2,050,085

Oil, Gas & Consumable Fuels - 2.4%
Continental Resources, Inc.	10,749	481,125
Coterra Energy, Inc.	27,653	525,407
Devon Energy Corp.	11,745	517,367
Diamondback Energy, Inc.	4,651	501,610
EOG Resources, Inc.	5,666	503,311
Kinder Morgan, Inc.	53,952	855,679
Ovintiv, Inc.	15,630	526,731

Total Oil, Gas & Consumable Fuels		3,911,230

Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	11,346	707,423
Eli Lilly & Co.	1,533	423,445
Johnson & Johnson	4,044	691,807
Merck & Co., Inc.	6,933	531,345
Pfizer, Inc.	10,757	635,201

Total Pharmaceuticals		2,989,221

Professional Services - 0.9%
Booz Allen Hamilton Holding Corp.	6,140	520,611
Robert Half International, Inc.	4,859	541,876
TriNet Group, Inc.*	4,751	452,580

Total Professional Services		1,515,067

Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.*	1,852	498,818

Road & Rail - 1.4%
AMERCO	792	575,174
Avis Budget Group, Inc.*	973	201,771
Knight-Swift Transportation Holdings, Inc.	9,579	583,744
Landstar System, Inc.	3,232	578,593
XPO Logistics, Inc.*	3,637	281,613

Total Road & Rail		2,220,895

Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc.*	6,552	942,833
Synaptics, Inc.*	3,483	1,008,363

Total Semiconductors & Semiconductor Equipment		1,951,196

Software - 10.6%
Adobe, Inc.*	2,695	1,528,227
Citrix Systems, Inc.	15,800	1,494,522
Dropbox, Inc., Class A*	49,217	1,207,785
Microsoft Corp.	6,229	2,094,937
NortonLifeLock, Inc.	67,527	1,754,351
Nuance Communications, Inc.*	24,557	1,358,493
Oracle Corp.	20,993	1,830,800
SS&C Technologies Holdings, Inc.	26,668	2,186,243
Synopsys, Inc.*	3,703	1,364,556
VMware, Inc., Class A	12,822	1,485,813
Zoom Video Communications, Inc., Class A*	4,785	880,009

Total Software		17,185,736

Specialty Retail - 4.8%
Advance Auto Parts, Inc.	3,265	783,208
AutoNation, Inc.*	4,538	530,265
AutoZone, Inc.*	462	968,532
Bath & Body Works, Inc.	6,151	429,278
Best Buy Co., Inc.	4,894	497,231
Dick’s Sporting Goods, Inc.(a)	4,418	508,026
Lowe’s Cos., Inc.	3,182	822,483
O’Reilly Automotive, Inc.*	1,394	984,485
Penske Automotive Group, Inc.	4,859	520,982
Tractor Supply Co.	3,056	729,162
Ulta Beauty, Inc.*	1,464	603,666
Williams-Sonoma, Inc.	2,587	437,539

Total Specialty Retail		7,814,857

Technology Hardware, Storage & Peripherals - 1.8%
Hewlett Packard Enterprise Co.	94,647	1,492,583

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2021

Investments	Shares	Value
HP, Inc.	36,518	$1,375,633

Total Technology Hardware, Storage & Peripherals		2,868,216

Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc.*	2,392	306,702

Tobacco - 0.7%
Altria Group, Inc.	12,011	569,201
Philip Morris International, Inc.	6,372	605,340

Total Tobacco		1,174,541

Trading Companies & Distributors - 0.3%
Watsco, Inc.	1,708	534,399

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $144,325,509)		161,244,030
Other Assets less Liabilities - 0.2%		262,190

NET ASSETS - 100.0%		$161,506,220

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $508,026, which was entirely composed of non-cash U.S. Government securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$161,244,030	$—	$—	$161,244,030

Total Investments in Securities	$161,244,030	$—	$—	$161,244,030

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 3.9%
BWX Technologies, Inc.	39,728	$1,902,177
Curtiss-Wright Corp.	7,395	1,025,465
General Dynamics Corp.	184,311	38,423,314
HEICO Corp.	5,512	794,941
Huntington Ingalls Industries, Inc.	26,879	5,019,384
L3Harris Technologies, Inc.	102,778	21,916,381
Lockheed Martin Corp.	249,830	88,792,080
Northrop Grumman Corp.	75,861	29,363,517
Raytheon Technologies Corp.	1,012,682	87,151,413
Textron, Inc.	3,820	294,904

Total Aerospace & Defense		274,683,576

Air Freight & Logistics - 1.6%
FedEx Corp.	91,898	23,768,499
United Parcel Service, Inc., Class B	406,091	87,041,545

Total Air Freight & Logistics		110,810,044

Auto Components - 0.2%
BorgWarner, Inc.	104,696	4,718,648
Gentex Corp.	95,741	3,336,574
Lear Corp.	27,123	4,962,153

Total Auto Components		13,017,375

Banks - 0.2%
Cadence Bank	149,052	4,440,259
First Citizens BancShares, Inc., Class A(a)	287	238,164
Signature Bank	12,609	4,078,633
Western Alliance Bancorp	38,906	4,188,231

Total Banks		12,945,287

Beverages - 5.8%
Brown-Forman Corp., Class B	128,884	9,390,488
Coca-Cola Co. (The)	3,686,672	218,287,849
Coca-Cola Consolidated, Inc.	200	123,838
Constellation Brands, Inc., Class A	60,381	15,153,820
PepsiCo, Inc.	984,095	170,947,142

Total Beverages		413,903,137

Biotechnology - 1.7%
Amgen, Inc.	524,253	117,941,197

Building Products - 0.3%
A.O. Smith Corp.	52,550	4,511,417
AAON, Inc.	4,355	345,918
Armstrong World Industries, Inc.	12,233	1,420,496
Carlisle Cos., Inc.	13,802	3,424,552
Fortune Brands Home & Security, Inc.	39,251	4,195,932
Lennox International, Inc.	10,689	3,467,084
Masco Corp.	93,580	6,571,188
Simpson Manufacturing Co., Inc.	10,949	1,522,677

Total Building Products		25,459,264

Capital Markets - 3.8%
Ameriprise Financial, Inc.	48,068	14,500,193
Apollo Global Management, Inc.(a)	201,111	14,566,470
Blackstone, Inc.	616,821	79,810,469
Charles Schwab Corp. (The)	462,605	38,905,080
Cohen & Steers, Inc.	25,456	2,354,935
Evercore, Inc., Class A	23,074	3,134,603
FactSet Research Systems, Inc.	7,864	3,821,983
Hamilton Lane, Inc., Class A	11,467	1,188,210
LPL Financial Holdings, Inc.	14,956	2,394,306
MarketAxess Holdings, Inc.	7,076	2,910,146
Moody’s Corp.	32,343	12,632,529
Morningstar, Inc.	5,440	1,860,426
MSCI, Inc.	15,164	9,290,831
Raymond James Financial, Inc.	58,127	5,835,951
S&P Global, Inc.	45,173	21,318,494
SEI Investments Co.	45,277	2,759,180
State Street Corp.	248,535	23,113,755
T. Rowe Price Group, Inc.	136,394	26,820,516

Total Capital Markets		267,218,077

Chemicals - 2.0%
Air Products & Chemicals, Inc.	125,467	38,174,589
Albemarle Corp.	20,982	4,904,962
Ashland Global Holdings, Inc.	16,107	1,734,080
Avient Corp.	44,290	2,478,025
Balchem Corp.	3,111	524,515
Chemours Co. (The)	140,651	4,720,248
DuPont de Nemours, Inc.	228,644	18,469,862
Ecolab, Inc.	66,789	15,668,032
FMC Corp.	65,293	7,175,048
PPG Industries, Inc.	94,993	16,380,593
Quaker Chemical Corp.	2,639	609,028
RPM International, Inc.	61,961	6,258,061
Scotts Miracle-Gro Co. (The)	27,494	4,426,534
Sensient Technologies Corp.	21,169	2,118,170
Sherwin-Williams Co. (The)	47,160	16,607,866

Total Chemicals		140,249,613

Commercial Services & Supplies - 0.9%
Cintas Corp.	25,290	11,207,770
MSA Safety, Inc.	12,697	1,916,739
Republic Services, Inc.	120,224	16,765,237
Rollins, Inc.	175,901	6,017,573
Tetra Tech, Inc.	7,490	1,271,802
Waste Management, Inc.	163,228	27,242,753

Total Commercial Services & Supplies		64,421,874

Communications Equipment - 2.9%
Cisco Systems, Inc.	3,018,689	191,294,322
Motorola Solutions, Inc.	57,643	15,661,603

Total Communications Equipment		206,955,925

Construction & Engineering - 0.0%
Quanta Services, Inc.	6,536	749,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2021

Investments	Shares	Value
Valmont Industries, Inc.	5,461	$1,367,980

Total Construction & Engineering		2,117,398

Construction Materials - 0.1%
Eagle Materials, Inc.	5,817	968,298
Martin Marietta Materials, Inc.	10,544	4,644,843

Total Construction Materials		5,613,141

Containers & Packaging - 0.4%
AptarGroup, Inc.	22,508	2,756,780
Avery Dennison Corp.	30,304	6,562,937
Ball Corp.	78,864	7,592,238
Crown Holdings, Inc.	27,895	3,085,745
Graphic Packaging Holding Co.	130,236	2,539,602
Sealed Air Corp.	48,198	3,251,919
Silgan Holdings, Inc.	35,149	1,505,783

Total Containers & Packaging		27,295,004

Distributors - 0.1%
Pool Corp.	6,773	3,833,518

Diversified Consumer Services - 0.1%
H&R Block, Inc.	221,744	5,224,289

Electric Utilities - 0.1%
NRG Energy, Inc.	235,912	10,163,089

Electrical Equipment - 0.9%
AMETEK, Inc.	37,550	5,521,352
Emerson Electric Co.	370,977	34,489,732
Hubbell, Inc.	31,679	6,597,785
Regal Rexnord Corp.	14,017	2,385,413
Rockwell Automation, Inc.	42,023	14,659,724
Vertiv Holdings Co.	30,338	757,540

Total Electrical Equipment		64,411,546

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	162,187	14,184,875
CDW Corp.	39,479	8,084,510
Cognex Corp.	15,146	1,177,753
TD SYNNEX Corp.	17,860	2,042,469

Total Electronic Equipment, Instruments & Components		25,489,607

Energy Equipment & Services - 0.3%
Baker Hughes Co.	755,860	18,185,991
Halliburton Co.	210,141	4,805,925

Total Energy Equipment & Services		22,991,916

Entertainment - 0.3%
Activision Blizzard, Inc.	192,283	12,792,588
Electronic Arts, Inc.	47,202	6,225,944

Total Entertainment		19,018,532

Equity Real Estate Investment Trusts (REITs) - 0.8%
Kite Realty Group Trust	219,961	4,790,750
Public Storage	112,844	42,266,849
Safehold, Inc.	11,576	924,344
SBA Communications Corp.	19,362	7,532,205

Total Equity Real Estate Investment Trusts (REITs)		55,514,148

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	72,453	41,131,568
Sysco Corp.	368,226	28,924,152

Total Food & Staples Retailing		70,055,720

Food Products - 0.7%
Campbell Soup Co.	314,493	13,667,866
Hershey Co. (The)	80,934	15,658,301
Hormel Foods Corp.	365,423	17,836,296
Ingredion, Inc.	51,297	4,957,342

Total Food Products		52,119,805

Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	197,807	16,979,753
Cooper Cos., Inc. (The)	700	293,258
ResMed, Inc.	26,669	6,946,741
Stryker Corp.	103,402	27,651,763
Teleflex, Inc.	4,824	1,584,587

Total Health Care Equipment & Supplies		53,456,102

Health Care Providers & Services - 4.1%
Anthem, Inc.	75,238	34,875,823
Cardinal Health, Inc.	328,084	16,893,045
Chemed Corp.	1,701	899,897
Cigna Corp.	177,366	40,728,555
Encompass Health Corp.	46,871	3,058,801
Ensign Group, Inc. (The)	3,833	321,819
HCA Healthcare, Inc.	70,614	18,142,149
Humana, Inc.	23,334	10,823,709
UnitedHealth Group, Inc.	327,101	164,250,496

Total Health Care Providers & Services		289,994,294

Health Care Technology - 0.1%
Cerner Corp.	100,675	9,349,687

Hotels, Restaurants & Leisure - 3.4%
Churchill Downs, Inc.	3,560	857,604
Darden Restaurants, Inc.	105,538	15,898,244
Domino’s Pizza, Inc.	6,889	3,887,670
Marriott Vacations Worldwide Corp.	14,735	2,489,920
McDonald’s Corp.	444,270	119,095,459
Starbucks Corp.	567,397	66,368,427
Texas Roadhouse, Inc.	32,599	2,910,439
Vail Resorts, Inc.	10,977	3,599,358
Wendy’s Co. (The)	142,040	3,387,654
Wyndham Hotels & Resorts, Inc.	38,108	3,416,382
Yum! Brands, Inc.	125,884	17,480,252

Total Hotels, Restaurants & Leisure		239,391,409

Household Durables - 0.6%
D.R. Horton, Inc.	85,489	9,271,282
Leggett & Platt, Inc.	138,971	5,720,047
Lennar Corp., Class A	68,002	7,899,112
PulteGroup, Inc.	84,727	4,842,995
Tempur Sealy International, Inc.	46,975	2,209,234

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2021

Investments	Shares	Value
Toll Brothers, Inc.	39,481	$2,858,030
Whirlpool Corp.	40,052	9,398,602

Total Household Durables		42,199,302

Household Products - 5.1%
Church & Dwight Co., Inc.	74,243	7,609,908
Clorox Co. (The)	91,689	15,986,894
Colgate-Palmolive Co.	538,107	45,922,051
Kimberly-Clark Corp.	309,925	44,294,481
Procter & Gamble Co. (The)	1,523,631	249,235,559

Total Household Products		363,048,893

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp. (The)	487,782	11,853,103
Ormat Technologies, Inc.(a)	6,768	536,702

Total Independent Power & Renewable Electricity Producers		12,389,805

Industrial Conglomerates - 2.5%
3M Co.	531,649	94,436,812
General Electric Co.	112,824	10,658,483
Honeywell International, Inc.	362,948	75,678,288

Total Industrial Conglomerates		180,773,583

Insurance - 1.0%
Assurant, Inc.	28,903	4,504,822
Erie Indemnity Co., Class A	26,382	5,082,756
Globe Life, Inc.	21,780	2,041,222
Hanover Insurance Group, Inc. (The)	19,651	2,575,460
Hartford Financial Services Group, Inc. (The)	216,177	14,924,860
Kinsale Capital Group, Inc.	574	136,549
Marsh & McLennan Cos., Inc.	175,637	30,529,223
Primerica, Inc.	12,809	1,963,235
Progressive Corp. (The)	74,464	7,643,730

Total Insurance		69,401,857

Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	189,350	12,591,775
Shutterstock, Inc.	5,885	652,529

Total Internet & Direct Marketing Retail		13,244,304

IT Services - 3.5%
Automatic Data Processing, Inc.	208,590	51,434,122
Broadridge Financial Solutions, Inc.	46,653	8,529,102
Cognizant Technology Solutions Corp., Class A	176,157	15,628,649
Jack Henry & Associates, Inc.	22,299	3,723,710
MasterCard, Inc., Class A	161,916	58,179,657
MAXIMUS, Inc.	26,596	2,118,903
Paychex, Inc.	216,470	29,548,155
Switch, Inc., Class A	39,760	1,138,726
TTEC Holdings, Inc.	11,685	1,058,077
Visa, Inc., Class A	347,965	75,407,495

Total IT Services		246,766,596

Leisure Products - 0.2%
Brunswick Corp.	27,324	2,752,347
Hasbro, Inc.	106,740	10,863,997
Polaris, Inc.	39,287	4,318,034

Total Leisure Products		17,934,378

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	47,409	7,568,847
Bio-Techne Corp.	3,408	1,763,095
Bruker Corp.	11,029	925,443
West Pharmaceutical Services, Inc.	3,923	1,839,926

Total Life Sciences Tools & Services		12,097,311

Machinery - 3.9%
AGCO Corp.	15,811	1,834,392
Caterpillar, Inc.	329,246	68,068,318
Crane Co.	25,468	2,590,860
Cummins, Inc.	105,005	22,905,791
Deere & Co.	101,855	34,925,061
Donaldson Co., Inc.	54,118	3,207,033
Dover Corp.	47,827	8,685,383
Fortive Corp.	45,964	3,506,594
Franklin Electric Co., Inc.	7,811	738,608
Graco, Inc.	47,407	3,821,952
IDEX Corp.	20,092	4,748,141
Illinois Tool Works, Inc.	176,998	43,683,106
Ingersoll Rand, Inc.	19,031	1,177,448
ITT, Inc.	18,728	1,913,814
John Bean Technologies Corp.	2,998	460,373
Lincoln Electric Holdings, Inc.	28,217	3,935,425
Nordson Corp.	13,089	3,341,229
Oshkosh Corp.	26,356	2,970,585
PACCAR, Inc.	154,574	13,642,701
Parker-Hannifin Corp.	47,392	15,076,343
Snap-on, Inc.	40,709	8,767,905
Stanley Black & Decker, Inc.	77,485	14,615,221
Timken Co. (The)	33,304	2,307,634
Toro Co. (The)	31,951	3,192,225
Watts Water Technologies, Inc., Class A	5,071	984,636
Woodward, Inc.	8,542	935,007
Xylem, Inc.	47,661	5,715,507

Total Machinery		277,751,292

Media - 2.1%
Cable One, Inc.	891	1,571,234
Comcast Corp., Class A	2,439,050	122,757,386
Fox Corp., Class A	214,430	7,912,467
New York Times Co. (The), Class A	23,206	1,120,850
Nexstar Media Group, Inc., Class A	21,961	3,315,672
Sirius XM Holdings, Inc.(a)	1,707,184	10,840,618
TEGNA, Inc.	119,760	2,222,746

Total Media		149,740,973

Multiline Retail - 0.8%
Dollar General Corp.	50,762	11,971,202
Target Corp.	192,345	44,516,327

Total Multiline Retail		56,487,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2021

Investments	Shares	Value
Oil, Gas & Consumable Fuels - 0.8%
Civitas Resources, Inc.	72,591	$3,554,781
Coterra Energy, Inc.	559,010	10,621,190
Diamondback Energy, Inc.	93,908	10,127,978
Equitrans Midstream Corp.	704,297	7,282,431
HollyFrontier Corp.	193,213	6,333,522
Matador Resources Co.	11,746	433,662
Murphy Oil Corp.(a)	85,303	2,227,262
Pioneer Natural Resources Co.	96,357	17,525,411
Texas Pacific Land Corp.	1,667	2,081,866

Total Oil, Gas & Consumable Fuels		60,188,103

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	45,379	16,799,306

Pharmaceuticals - 9.0%
Eli Lilly & Co.	363,155	100,310,674
Johnson & Johnson	1,895,721	324,300,992
Merck & Co., Inc.	2,650,038	203,098,912
Zoetis, Inc.	60,247	14,702,075

Total Pharmaceuticals		642,412,653

Professional Services - 0.5%
Booz Allen Hamilton Holding Corp.	60,682	5,145,227
Equifax, Inc.	19,268	5,641,478
Exponent, Inc.	10,965	1,279,944
Insperity, Inc.	15,527	1,833,894
Leidos Holdings, Inc.	59,220	5,264,658
ManpowerGroup, Inc.	37,563	3,656,007
Robert Half International, Inc.	45,218	5,042,711
TransUnion	19,305	2,289,187
Verisk Analytics, Inc.	24,112	5,515,138

Total Professional Services		35,668,244

Real Estate Management & Development - 0.0%
eXp World Holdings, Inc.	13,075	440,497

Road & Rail - 1.9%
CSX Corp.	613,822	23,079,707
JB Hunt Transport Services, Inc.	18,796	3,841,902
Landstar System, Inc.	6,778	1,213,398
Norfolk Southern Corp.	102,312	30,459,306
Old Dominion Freight Line, Inc.	7,696	2,758,093
Union Pacific Corp.	308,480	77,715,366

Total Road & Rail		139,067,772

Semiconductors & Semiconductor Equipment - 5.3%
Analog Devices, Inc.	228,405	40,146,747
Applied Materials, Inc.	163,172	25,676,746
Azenta, Inc.	9,641	994,084
Entegris, Inc.	9,565	1,325,518
KLA Corp.	44,357	19,078,389
Lam Research Corp.	35,095	25,238,569
Marvell Technology, Inc.	76,333	6,678,374
Micron Technology, Inc.	163,061	15,189,132
Monolithic Power Systems, Inc.	6,321	3,118,339
NVIDIA Corp.	37,321	10,976,479
QUALCOMM, Inc.	478,782	87,554,864
Skyworks Solutions, Inc.	68,110	10,566,585
Teradyne, Inc.	13,030	2,130,796
Texas Instruments, Inc.	605,003	114,024,916
Universal Display Corp.	5,573	919,712
Xilinx, Inc.	49,069	10,404,100

Total Semiconductors & Semiconductor Equipment		374,023,350

Software - 6.7%
Citrix Systems, Inc.	65,292	6,175,970
Dolby Laboratories, Inc., Class A	22,881	2,178,729
Intuit, Inc.	33,165	21,332,391
Microsoft Corp.	1,034,988	348,087,164
NortonLifeLock, Inc.	306,621	7,966,014
Oracle Corp.	1,074,613	93,717,000
Pegasystems, Inc.	898	100,414

Total Software		479,557,682

Specialty Retail - 4.9%
Advance Auto Parts, Inc.	28,902	6,933,012
American Eagle Outfitters, Inc.(a)	129,441	3,277,446
Best Buy Co., Inc.	187,205	19,020,028
Gap, Inc. (The)	304,424	5,373,084
Home Depot, Inc. (The)	457,690	189,945,927
Lowe’s Cos., Inc.	233,682	60,402,123
Ross Stores, Inc.	100,034	11,431,886
TJX Cos., Inc. (The)	492,135	37,362,889
Tractor Supply Co.	29,499	7,038,461
Williams-Sonoma, Inc.	33,453	5,657,906

Total Specialty Retail		346,442,762

Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	2,041,592	362,525,491
HP, Inc.	895,383	33,729,078
NetApp, Inc.	141,802	13,044,366

Total Technology Hardware, Storage & Peripherals		409,298,935

Textiles, Apparel & Luxury Goods - 1.2%
Carter’s, Inc.	24,932	2,523,617
Columbia Sportswear Co.	16,590	1,616,530
Hanesbrands, Inc.	255,998	4,280,286
NIKE, Inc., Class B	250,434	41,739,835
Ralph Lauren Corp.	28,386	3,373,960
Tapestry, Inc.	189,944	7,711,726
VF Corp.	290,609	21,278,391

Total Textiles, Apparel & Luxury Goods		82,524,345

Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	231,850	3,343,277
Walker & Dunlop, Inc.	10,366	1,564,022

Total Thrifts & Mortgage Finance		4,907,299

Tobacco - 5.9%
Altria Group, Inc.	4,121,540	195,319,781
Philip Morris International, Inc.	2,353,293	223,562,835

Total Tobacco		418,882,616

Trading Companies & Distributors - 0.4%
Air Lease Corp.	49,793	2,202,344
Fastenal Co.	289,085	18,518,785
Herc Holdings, Inc.	8,278	1,295,921

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2021

Investments	Shares	Value
W.W. Grainger, Inc.	18,760	$9,722,183

Total Trading Companies & Distributors		31,739,233

TOTAL COMMON STOCKS (Cost: $5,513,415,037)		7,087,433,194

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b) (Cost: $4,408,484)	4,408,484	4,408,484

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $5,517,823,521)		7,091,841,678
Other Assets less Liabilities - 0.1%		8,996,789

NET ASSETS - 100.0%		$7,100,838,467

(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,305,244 and the total market value of the collateral held by the Fund was $11,616,392. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,207,908.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$7,087,433,194	$—	$—	$7,087,433,194
Investment of Cash Collateral for Securities Loaned	—	4,408,484	—	4,408,484

Total Investments in Securities	$7,087,433,194	$4,408,484	$—	$7,091,841,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 1.2%
L3Harris Technologies, Inc.	2,622	$559,116
Northrop Grumman Corp.	1,660	642,536

Total Aerospace & Defense		1,201,652

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	5,061	544,715

Banks - 6.1%
Bank of America Corp.	17,321	770,611
BOK Financial Corp.	3,001	316,576
Citigroup, Inc.	8,732	527,325
Comerica, Inc.	9,230	803,010
Commerce Bancshares, Inc.	5,350	367,759
First Horizon Corp.	18,185	296,961
JPMorgan Chase & Co.	3,368	533,323
KeyCorp	19,384	448,352
Synovus Financial Corp.	8,495	406,656
Truist Financial Corp.	8,110	474,841
U.S. Bancorp	4,755	267,088
Zions Bancorp N.A.	11,059	698,486

Total Banks		5,910,988

Beverages - 0.4%
Constellation Brands, Inc., Class A	1,595	400,297

Biotechnology - 2.0%
AbbVie, Inc.	2,260	306,004
Amgen, Inc.	2,630	591,671
Biogen, Inc.*	813	195,055
Gilead Sciences, Inc.	11,160	810,328

Total Biotechnology		1,903,058

Building Products - 3.1%
Advanced Drainage Systems, Inc.	2,709	368,776
Builders FirstSource, Inc.*	5,770	494,547
Lennox International, Inc.	1,806	585,794
Masco Corp.	10,446	733,518
Owens Corning	8,647	782,554

Total Building Products		2,965,189

Capital Markets - 6.6%
Affiliated Managers Group, Inc.	3,693	607,536
Ameriprise Financial, Inc.	3,388	1,022,024
Bank of New York Mellon Corp. (The)	15,427	896,000
Goldman Sachs Group, Inc. (The)	3,535	1,352,314
Houlihan Lokey, Inc.	3,014	312,009
Jefferies Financial Group, Inc.	25,344	983,347
Morgan Stanley	10,540	1,034,607
SEI Investments Co.	3,619	220,542

Total Capital Markets		6,428,379

Chemicals - 2.8%
Celanese Corp.	6,685	1,123,481
Dow, Inc.	6,302	357,450
DuPont de Nemours, Inc.	6,203	501,078
FMC Corp.	3,543	389,340
Sherwin-Williams Co. (The)	1,057	372,233

Total Chemicals		2,743,582

Commercial Services & Supplies - 0.3%
Cintas Corp.	706	312,878

Communications Equipment - 0.6%
Lumentum Holdings, Inc.*	5,980	632,505

Construction & Engineering - 1.4%
AECOM*	11,790	911,956
WillScot Mobile Mini Holdings Corp.*	9,826	401,294

Total Construction & Engineering		1,313,250

Construction Materials - 0.4%
Eagle Materials, Inc.	2,103	350,065

Consumer Finance - 5.7%
Ally Financial, Inc.	21,513	1,024,234
American Express Co.	2,510	410,636
Capital One Financial Corp.	5,108	741,120
Credit Acceptance Corp.*	2,857	1,964,702
Discover Financial Services	4,976	575,026
Synchrony Financial	17,149	795,542

Total Consumer Finance		5,511,260

Containers & Packaging - 1.6%
Crown Holdings, Inc.	5,345	591,264
International Paper Co.	9,947	467,310
Sealed Air Corp.	6,807	459,268

Total Containers & Packaging		1,517,842

Diversified Consumer Services - 1.0%
Service Corp. International	13,439	954,035

Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc., Class B*	3,625	1,083,875
Equitable Holdings, Inc.	31,685	1,038,951
Voya Financial, Inc.	11,759	779,739

Total Diversified Financial Services		2,902,565

Diversified Telecommunication Services - 1.4%
Lumen Technologies, Inc.	107,698	1,351,610

Electric Utilities - 0.5%
PPL Corp.	14,997	450,810

Electrical Equipment - 0.8%
Acuity Brands, Inc.	3,505	742,079

Electronic Equipment, Instruments & Components - 1.7%
Arrow Electronics, Inc.*	7,715	1,035,893
CDW Corp.	2,825	578,504

Total Electronic Equipment, Instruments & Components		1,614,397

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

December 31, 2021

Investments	Shares	Value
Entertainment - 0.5%
Liberty Media Corp - Liberty Formula One, Class C*	7,782	$492,134

Health Care Equipment & Supplies - 0.3%
Becton, Dickinson and Co.	1,338	336,480

Health Care Providers & Services - 7.6%
Anthem, Inc.	1,048	485,790
Cardinal Health, Inc.	15,636	805,098
Chemed Corp.	968	512,111
Cigna Corp.	4,992	1,146,313
DaVita, Inc.*	11,830	1,345,781
HCA Healthcare, Inc.	2,480	637,161
Humana, Inc.	1,900	881,334
McKesson Corp.	2,016	501,117
Quest Diagnostics, Inc.	3,928	679,583
Universal Health Services, Inc., Class B	3,157	409,337

Total Health Care Providers & Services		7,403,625

Health Care Technology - 0.6%
Cerner Corp.	6,293	584,431

Hotels, Restaurants & Leisure - 1.3%
Domino’s Pizza, Inc.	1,517	856,088
Yum! Brands, Inc.	3,081	427,828

Total Hotels, Restaurants & Leisure		1,283,916

Household Durables - 3.4%
Mohawk Industries, Inc.*	2,938	535,245
NVR, Inc.*	117	691,338
PulteGroup, Inc.	11,174	638,706
Tempur Sealy International, Inc.	19,720	927,431
Whirlpool Corp.	1,955	458,760

Total Household Durables		3,251,480

Household Products - 0.4%
Procter & Gamble Co. (The)	2,699	441,502

Insurance - 7.1%
Aflac, Inc.	17,819	1,040,451
Alleghany Corp.*	455	303,754
Allstate Corp. (The)	10,600	1,247,090
American Financial Group, Inc.	4,600	631,672
American International Group, Inc.	9,195	522,828
Assurant, Inc.	4,407	686,875
Fidelity National Financial, Inc.	9,396	490,283
Hartford Financial Services Group, Inc. (The)	9,731	671,828
Loews Corp.	11,019	636,457
Travelers Cos., Inc. (The)	4,036	631,352

Total Insurance		6,862,590

Interactive Media & Services - 0.6%
Alphabet, Inc., Class A*	86	249,145
Meta Platforms, Inc., Class A*	962	323,569

Total Interactive Media & Services		572,714

Internet & Direct Marketing Retail - 1.8%
eBay, Inc.	26,631	1,770,962

IT Services - 3.0%
Cognizant Technology Solutions Corp., Class A	10,296	913,461
Gartner, Inc.*	1,841	615,483
GoDaddy, Inc., Class A*	5,076	430,750
Jack Henry & Associates, Inc.	3,472	579,789
Western Union Co. (The)	18,900	337,176

Total IT Services		2,876,659

Leisure Products - 0.5%
Polaris, Inc.	4,403	483,934

Life Sciences Tools & Services - 0.3%
Mettler-Toledo International, Inc.*	197	334,350

Machinery - 0.7%
Snap-on, Inc.	1,562	336,424
Stanley Black & Decker, Inc.	1,726	325,558

Total Machinery		661,982

Media - 3.8%
Charter Communications, Inc., Class A*	970	632,411
Fox Corp., Class A	24,021	886,375
Liberty Broadband Corp., Class C*	6,166	993,342
Omnicom Group, Inc.	5,623	411,997
Sirius XM Holdings, Inc.(a)	114,102	724,548

Total Media		3,648,673

Metals & Mining - 2.0%
Nucor Corp.	5,483	625,885
Reliance Steel & Aluminum Co.	4,491	728,530
Steel Dynamics, Inc.	8,832	548,202

Total Metals & Mining		1,902,617

Multiline Retail - 2.0%
Dollar General Corp.	1,869	440,766
Kohl’s Corp.	20,569	1,015,903
Target Corp.	1,947	450,614

Total Multiline Retail		1,907,283

Oil, Gas & Consumable Fuels - 4.1%
ConocoPhillips	5,315	383,637
Exxon Mobil Corp.	12,455	762,121
Kinder Morgan, Inc.	54,546	865,099
Marathon Petroleum Corp.	11,042	706,578
ONEOK, Inc.	4,967	291,861
Williams Cos., Inc. (The)	37,990	989,260

Total Oil, Gas & Consumable Fuels		3,998,556

Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co.	13,984	871,902
Merck & Co., Inc.	5,340	409,258

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

December 31, 2021

Investments	Shares	Value
Pfizer, Inc.	2,505	$147,920

Total Pharmaceuticals		1,429,080

Road & Rail - 2.3%
Avis Budget Group, Inc.*	2,368	491,052
CSX Corp.	11,004	413,750
Norfolk Southern Corp.	2,190	651,985
Union Pacific Corp.	2,703	680,967

Total Road & Rail		2,237,754

Semiconductors & Semiconductor Equipment - 1.9%
Lam Research Corp.	1,823	1,311,010
Qorvo, Inc.*	3,317	518,746

Total Semiconductors & Semiconductor Equipment		1,829,756

Software - 2.8%
Dropbox, Inc., Class A*	16,155	396,443
Fair Isaac Corp.*	2,237	970,120
Oracle Corp.	15,695	1,368,761

Total Software		2,735,324

Specialty Retail - 5.8%
Advance Auto Parts, Inc.	2,874	689,415
AutoNation, Inc.*	8,421	983,994
Bath & Body Works, Inc.	7,922	552,876
Best Buy Co., Inc.	6,623	672,897
Dick’s Sporting Goods, Inc.(a)	4,134	475,369
Home Depot, Inc. (The)	1,379	572,299
Lowe’s Cos., Inc.	3,961	1,023,839
Williams-Sonoma, Inc.	4,054	685,653

Total Specialty Retail		5,656,342

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	7,830	1,390,373
HP, Inc.	19,594	738,106

Total Technology Hardware, Storage & Peripherals		2,128,479

Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc.*	4,311	552,756

Tobacco - 1.1%
Altria Group, Inc.	23,442	1,110,916

Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	913	473,153

TOTAL COMMON STOCKS (Cost: $86,076,271)		96,718,604

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b) (Cost: $291,785)	291,785	291,785

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $86,368,056)		97,010,389
Other Assets less Liabilities - (0.2)%		(195,182)

NET ASSETS - 100.0%		$96,815,207

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $544,219 and the total market value of the collateral held by the Fund was $561,101. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $269,316.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$96,718,604	$—	$—	$96,718,604
Investment of Cash Collateral for Securities Loaned	—	291,785	—	291,785

Total Investments in Securities	$96,718,604	$291,785	$—	$97,010,389

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.4%

United States - 98.9%

Aerospace & Defense - 0.4%
Kaman Corp.	56,663	$2,445,009
Moog, Inc., Class A	42,992	3,481,062
Park Aerospace Corp.	93,224	1,230,557

Total Aerospace & Defense		7,156,628

Air Freight & Logistics - 0.1%
Forward Air Corp.	22,822	2,763,516

Auto Components - 1.2%
Dana, Inc.	282,944	6,456,782
LCI Industries	64,080	9,988,150
Patrick Industries, Inc.	49,212	3,970,916
Standard Motor Products, Inc.	45,193	2,367,661

Total Auto Components		22,783,509

Automobiles - 0.1%
Winnebago Industries, Inc.	34,653	2,596,203

Banks - 15.6%
1st Constitution Bancorp	12,902	331,452
1st Source Corp.	43,045	2,135,032
ACNB Corp.	16,805	525,660
Allegiance Bancshares, Inc.	13,410	566,036
Amalgamated Financial Corp.	36,398	610,394
American National Bankshares, Inc.	18,905	712,340
Ameris Bancorp	37,370	1,856,542
Ames National Corp.	22,778	557,833
Arrow Financial Corp.	30,531	1,075,607
Associated Banc-Corp.	287,125	6,486,154
Atlantic Union Bankshares Corp.	126,672	4,723,599
Banc of California, Inc.	26,675	523,363
BancFirst Corp.	48,586	3,428,228
Bank First Corp.	6,058	437,630
Bank of Hawaii Corp.	63,953	5,356,703
Bank of Marin Bancorp	17,518	652,195
Bank of Princeton (The)	7,773	227,982
Bank7 Corp.	21,488	494,224
BankFinancial Corp.	28,222	301,129
BankUnited, Inc.	94,973	4,018,308
Bankwell Financial Group, Inc.	12,659	415,722
Banner Corp.	56,717	3,441,020
Bar Harbor Bankshares	17,815	515,388
BCB Bancorp, Inc.	41,042	633,278
Berkshire Hills Bancorp, Inc.	61,759	1,755,808
Blue Ridge Bankshares, Inc.	26,278	470,376
Brookline Bancorp, Inc.	156,870	2,539,725
Bryn Mawr Bank Corp.	29,175	1,313,167
Business First Bancshares, Inc.	21,226	600,908
Byline Bancorp, Inc.	19,597	535,978
C&F Financial Corp.	9,048	463,167
Cambridge Bancorp	16,244	1,520,276
Camden National Corp.	29,606	1,425,825
Capital Bancorp, Inc.	1,741	45,614
Capital City Bank Group, Inc.	20,467	540,329
Capstar Financial Holdings, Inc.	9,534	200,500
Cathay General Bancorp	173,755	7,469,727
CB Financial Services, Inc.	10,894	262,545
CBTX, Inc.	29,219	847,351
Central Pacific Financial Corp.	63,774	1,796,514
Central Valley Community Bancorp	21,224	440,822
Chemung Financial Corp.	7,551	345,685
ChoiceOne Financial Services, Inc.	7,661	202,940
Citizens & Northern Corp.	54,198	1,415,652
Citizens Community Bancorp, Inc.	3,633	50,026
Citizens Holding Co.	7,617	142,819
City Holding Co.	40,317	3,297,527
Civista Bancshares, Inc.	20,717	505,495
CNB Financial Corp.	27,249	722,098
Codorus Valley Bancorp, Inc.	20,366	439,906
Colony Bankcorp, Inc.	7,946	135,638
Columbia Banking System, Inc.	135,023	4,417,953
Community Bank System, Inc.	59,566	4,436,476
Community Financial Corp. (The)	7,996	314,323
Community Trust Bancorp, Inc.	44,371	1,935,019
ConnectOne Bancorp, Inc.	39,563	1,294,106
CVB Financial Corp.	263,006	5,630,958
Dime Community Bancshares, Inc.	71,423	2,511,233
Eagle Bancorp Montana, Inc.	4,046	92,977
Eagle Bancorp, Inc.	62,648	3,654,884
Eastern Bankshares, Inc.	135,972	2,742,555
Enterprise Bancorp, Inc.	19,166	860,937
Enterprise Financial Services Corp.	42,582	2,005,186
Equity Bancshares, Inc., Class A	6,221	211,079
Evans Bancorp, Inc.	7,561	304,708
Farmers & Merchants Bancorp, Inc.	22,714	745,701
Farmers National Banc Corp.	71,014	1,317,310
FB Financial Corp.	27,882	1,221,789
Fidelity D&D Bancorp, Inc.(a)	4,404	259,836
Financial Institutions, Inc.	44,697	1,421,365
First Bancorp	37,015	1,692,326
First Bancorp, Inc. (The)	37,534	1,178,568
First Bancshares, Inc. (The)	17,069	659,205
First Bank	11,029	160,031
First Busey Corp.	87,503	2,373,081
First Business Financial Services, Inc.	8,997	262,442
First Capital, Inc.	3,734	149,173
First Commonwealth Financial Corp.	159,078	2,559,565
First Community Bankshares, Inc.	40,499	1,353,477
First Community Corp.	8,611	178,764
First Financial Bancorp	199,666	4,867,857
First Financial Corp.	27,635	1,251,589
First Financial Northwest, Inc.	14,235	230,180
First Foundation, Inc.	38,852	965,861
First Guaranty Bancshares, Inc.	11,986	244,275
First Hawaiian, Inc.	237,786	6,498,691
First Internet Bancorp	6,971	327,916
First Interstate BancSystem, Inc., Class A	76,230	3,100,274
First Merchants Corp.	69,397	2,907,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2021

Investments	Shares	Value
First Mid Bancshares, Inc.	13,923	$595,765
First Midwest Bancorp, Inc.	145,447	2,978,755
First National Corp.	2,014	46,020
First Northwest Bancorp	8,136	164,591
First of Long Island Corp. (The)	48,883	1,055,384
First Savings Financial Group, Inc.	2,857	75,425
First United Corp.	18,103	341,604
Five Star Bancorp	18,103	543,090
Flushing Financial Corp.	44,456	1,080,281
FNB Corp.	614,178	7,449,979
FNCB Bancorp, Inc.	29,656	270,166
Fulton Financial Corp.	305,155	5,187,635
German American Bancorp, Inc.	41,115	1,602,663
Great Southern Bancorp, Inc.	22,050	1,306,462
Great Western Bancorp, Inc.	18,171	617,087
Guaranty Bancshares, Inc.	22,722	853,893
Hanmi Financial Corp.	70,556	1,670,766
HarborOne Bancorp, Inc.	23,663	351,159
Hawthorn Bancshares, Inc.	6,495	167,766
HBT Financial, Inc.	94,403	1,768,168
Heartland Financial USA, Inc.	41,330	2,091,711
Heritage Commerce Corp.	121,589	1,451,773
Heritage Financial Corp.	69,345	1,694,792
Hilltop Holdings, Inc.	69,452	2,440,543
HomeStreet, Inc.	26,556	1,380,912
HomeTrust Bancshares, Inc.	3,534	109,483
Hope Bancorp, Inc.	262,880	3,866,965
Horizon Bancorp, Inc.	77,369	1,613,144
Independent Bank Corp.	112,844	5,857,621
Independent Bank Group, Inc.	38,918	2,807,934
International Bancshares Corp.	126,154	5,347,668
Investar Holding Corp.	2,760	50,812
Lakeland Bancorp, Inc.	62,766	1,191,926
Lakeland Financial Corp.	31,853	2,552,699
Landmark Bancorp, Inc.	446	12,711
LCNB Corp.	32,301	630,839
Level One Bancorp, Inc.	7,165	282,588
Live Oak Bancshares, Inc.	2,422	211,416
Macatawa Bank Corp.	111,479	983,245
Mercantile Bank Corp.	39,055	1,368,097
Meridian Corp.	7,090	260,699
Meta Financial Group, Inc.	4,576	273,004
Metrocity Bankshares, Inc.	56,850	1,565,080
Mid Penn Bancorp, Inc.(a)	16,165	513,077
Middlefield Banc Corp.	9,871	244,998
Midland States Bancorp, Inc.	73,107	1,812,323
MidWestOne Financial Group, Inc.	32,039	1,037,102
MVB Financial Corp.	10,087	418,812
National Bank Holdings Corp., Class A	40,591	1,783,569
National Bankshares, Inc.	13,944	505,609
NBT Bancorp, Inc.	68,630	2,643,628
Northeast Bank	3,676	131,343
Northrim Bancorp, Inc.	26,524	1,152,733
Norwood Financial Corp.	18,174	472,342
OceanFirst Financial Corp.	83,963	1,863,979
Ohio Valley Banc Corp.	4,306	125,089
Old National Bancorp	284,725	5,159,217
Old Second Bancorp, Inc.	19,136	240,922
Orange County Bancorp, Inc.	1,214	51,146
Origin Bancorp, Inc.	21,022	902,264
Orrstown Financial Services, Inc.	28,446	716,839
Pacific Premier Bancorp, Inc.	149,139	5,970,034
Park National Corp.	35,199	4,833,175
Parke Bancorp, Inc.	20,735	441,241
Partners Bancorp	5,226	51,110
PCB Bancorp	41,114	902,863
Peapack-Gladstone Financial Corp.	8,713	308,440
Penns Woods Bancorp, Inc.	13,436	316,687
Peoples Bancorp of North Carolina, Inc.	8,530	235,343
Peoples Bancorp, Inc.	78,415	2,494,381
Peoples Financial Services Corp.	12,890	679,174
Plumas Bancorp	6,806	229,975
Preferred Bank	22,135	1,589,072
Primis Financial Corp.	60,573	911,018
QCR Holdings, Inc.	3,279	183,624
RBB Bancorp	35,659	934,266
Red River Bancshares, Inc.	3,059	163,657
Reliant Bancorp, Inc.	13,139	466,435
Renasant Corp.	59,114	2,243,376
Republic Bancorp, Inc., Class A	30,155	1,533,080
Richmond Mutual BanCorp, Inc.	11,507	185,378
S&T Bancorp, Inc.	66,054	2,082,022
Salisbury Bancorp, Inc.	10,844	573,431
Sandy Spring Bancorp, Inc.	83,271	4,003,670
SB Financial Group, Inc.	7,376	143,611
Seacoast Banking Corp. of Florida	36,966	1,308,227
Shore Bancshares, Inc.	26,114	544,477
Sierra Bancorp	31,256	848,600
Simmons First National Corp., Class A	133,055	3,935,767
SmartFinancial, Inc.	4,378	119,782
South Plains Financial, Inc.	13,601	378,244
Southern States Bancshares, Inc.	2,574	50,605
Southside Bancshares, Inc.	70,463	2,946,763
Spirit of Texas Bancshares, Inc.	14,463	416,245
Stock Yards Bancorp, Inc.	44,163	2,821,132
Summit Financial Group, Inc.	24,606	675,435
Summit State Bank	3,002	45,240
Tompkins Financial Corp.	28,244	2,360,634
Towne Bank	83,405	2,634,764
TriCo Bancshares	41,915	1,800,668
Trustmark Corp.	81,641	2,650,067
Union Bankshares, Inc.	15,966	463,972
United Community Banks, Inc.	143,489	5,156,995
United Security Bancshares	52,376	425,293
Unity Bancorp, Inc.	5,792	152,040
Univest Financial Corp.	60,358	1,805,911
Veritex Holdings, Inc.	66,842	2,658,975
Washington Trust Bancorp, Inc.	32,680	1,842,172
WesBanco, Inc.	113,994	3,988,650
West Bancorp, Inc.	54,957	1,707,514
Westamerica BanCorp	48,981	2,827,673

Total Banks		297,839,168

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2021

Investments	Shares	Value
Beverages - 0.1%
MGP Ingredients, Inc.	20,729	$1,761,758

Building Products - 0.4%
Apogee Enterprises, Inc.(a)	64,671	3,113,909
CSW Industrials, Inc.	7,439	899,078
Griffon Corp.	105,600	3,007,488
Insteel Industries, Inc.	5,283	210,316
Quanex Building Products Corp.	45,708	1,132,644

Total Building Products		8,363,435

Capital Markets - 3.7%
Artisan Partners Asset Management, Inc., Class A	311,730	14,850,817
Associated Capital Group, Inc., Class A	1,265	54,395
B. Riley Financial, Inc.	106,134	9,431,067
BGC Partners, Inc., Class A	158,713	738,015
Bridge Investment Group Holdings, Inc., Class A	51,752	1,292,247
Brightsphere Investment Group, Inc.	2,139	54,758
Cowen, Inc., Class A	9,786	353,275
Diamond Hill Investment Group, Inc.	3,886	754,778
Federated Hermes, Inc., Class B	148,403	5,576,985
GAMCO Investors, Inc., Class A	11,235	280,650
GCM Grosvenor, Inc., Class A	132,941	1,395,881
Greenhill & Co., Inc.	4,616	82,765
Manning & Napier, Inc.	34,394	285,814
Moelis & Co., Class A	172,599	10,789,164
Oppenheimer Holdings, Inc., Class A	14,311	663,601
Perella Weinberg Partners	58,003	745,919
Piper Sandler Cos.	19,765	3,528,250
PJT Partners, Inc., Class A	2,294	169,962
Pzena Investment Management, Inc., Class A	9,748	92,314
Sculptor Capital Management, Inc.	64,200	1,370,670
Silvercrest Asset Management Group, Inc., Class A	20,963	359,935
StepStone Group, Inc., Class A	41,539	1,726,776
Value Line, Inc.	16,503	772,671
Victory Capital Holdings, Inc., Class A	100,451	3,669,475
Virtu Financial, Inc., Class A	278,511	8,029,472
Virtus Investment Partners, Inc.	10,889	3,235,122
Westwood Holdings Group, Inc.	14,459	244,935

Total Capital Markets		70,549,713

Chemicals - 2.6%
AdvanSix, Inc.	50,818	2,401,150
American Vanguard Corp.	6,846	112,206
Cabot Corp.	169,608	9,531,970
Chase Corp.	10,411	1,036,519
H.B. Fuller Co.	59,469	4,816,989
Hawkins, Inc.	49,416	1,949,461
Innospec, Inc.	36,293	3,278,710
Kronos Worldwide, Inc.	590,697	8,866,362
Minerals Technologies, Inc.	8,452	618,264
NewMarket Corp.	30,085	10,310,731
Northern Technologies International Corp.	8,286	126,776
Stepan Co.	33,026	4,104,802
Tredegar Corp.	142,864	1,688,652
Valhi, Inc.	51,623	1,484,161

Total Chemicals		50,326,753

Commercial Services & Supplies - 3.6%
ABM Industries, Inc.	122,939	5,022,058
ACCO Brands Corp.	421,194	3,479,062
Acme United Corp.	12,839	432,674
ARC Document Solutions, Inc.	76,135	266,472
Brady Corp., Class A	90,402	4,872,668
Brink’s Co. (The)	68,238	4,474,366
CompX International, Inc.	25,279	568,019
Deluxe Corp.	165,536	5,315,361
Ennis, Inc.	183,771	3,589,048
Healthcare Services Group, Inc.	415,690	7,395,125
HNI Corp.	144,393	6,071,726
Interface, Inc.	32,936	525,329
Kimball International, Inc., Class B	161,350	1,650,610
Matthews International Corp., Class A	101,353	3,716,615
MillerKnoll, Inc.	178,111	6,980,170
NL Industries, Inc.(a)	106,669	789,351
Pitney Bowes, Inc.	682,506	4,525,015
Steelcase, Inc., Class A	480,562	5,632,187
UniFirst Corp.	9,485	1,995,644
VSE Corp.	11,768	717,142

Total Commercial Services & Supplies		68,018,642

Communications Equipment - 0.2%
ADTRAN, Inc.	116,715	2,664,604
PCTEL, Inc.*	71,626	406,119

Total Communications Equipment		3,070,723

Construction & Engineering - 0.4%
Arcosa, Inc.	16,783	884,464
Argan, Inc.	39,814	1,540,404
Comfort Systems USA, Inc.	20,503	2,028,567
Granite Construction, Inc.	64,450	2,494,215
Primoris Services Corp.	55,685	1,335,326

Total Construction & Engineering		8,282,976

Construction Materials - 0.0%
United States Lime & Minerals, Inc.	4,093	528,079

Consumer Finance - 0.6%
Curo Group Holdings Corp.(a)	70,521	1,129,041
FirstCash Holdings, Inc.	34,516	2,582,142
Navient Corp.	238,367	5,058,148
Nelnet, Inc., Class A	11,938	1,166,104
Regional Management Corp.	22,849	1,312,903

Total Consumer Finance		11,248,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2021

Investments	Shares	Value
Containers & Packaging - 0.9%
Greif, Inc., Class A	252,479	$15,242,157
Myers Industries, Inc.	105,248	2,106,013
TriMas Corp.	17,717	655,529

Total Containers & Packaging		18,003,699

Distributors - 0.1%
Weyco Group, Inc.	43,270	1,035,884

Diversified Consumer Services - 0.6%
Carriage Services, Inc.	22,698	1,462,659
Graham Holdings Co., Class B	5,575	3,511,302
Strategic Education, Inc.	120,315	6,959,020

Total Diversified Consumer Services		11,932,981

Diversified Financial Services - 0.0%
Alerus Financial Corp.	11,406	333,968

Diversified Telecommunication Services - 1.4%
ATN International, Inc.	33,739	1,347,873
Cogent Communications Holdings, Inc.	357,195	26,139,530

Total Diversified Telecommunication Services		27,487,403

Electric Utilities - 2.1%
ALLETE, Inc.	240,181	15,936,009
MGE Energy, Inc.	123,429	10,152,035
Otter Tail Corp.	174,042	12,430,080
Via Renewables, Inc.	226,668	2,590,815

Total Electric Utilities		41,108,939

Electrical Equipment - 0.5%
Allied Motion Technologies, Inc.	7,981	291,227
AZZ, Inc.	32,922	1,820,258
Encore Wire Corp.	730	104,463
EnerSys	41,534	3,283,678
GrafTech International Ltd.	86,334	1,021,331
LSI Industries, Inc.	137,144	940,808
Powell Industries, Inc.	52,882	1,559,490
Preformed Line Products Co.	10,746	695,266

Total Electrical Equipment		9,716,521

Electronic Equipment, Instruments & Components - 1.6%
Advanced Energy Industries, Inc.	17,529	1,596,191
Avnet, Inc.	282,069	11,629,705
Badger Meter, Inc.	23,540	2,508,422
Bel Fuse, Inc., Class B	19,637	253,906
Belden, Inc.	13,594	893,534
Benchmark Electronics, Inc.	97,311	2,637,128
CTS Corp.	20,378	748,280
Methode Electronics, Inc.	49,944	2,455,747
PC Connection, Inc.	27,203	1,173,265
Richardson Electronics Ltd.	28,495	385,252
Vishay Intertechnology, Inc.	284,656	6,225,427
Wayside Technology Group, Inc.(a)	16,496	578,350

Total Electronic Equipment, Instruments & Components		31,085,207

Energy Equipment & Services - 0.2%
Cactus, Inc., Class A	83,241	3,173,979
Solaris Oilfield Infrastructure, Inc., Class A	211,599	1,385,974

Total Energy Equipment & Services		4,559,953

Entertainment - 0.1%
World Wrestling Entertainment, Inc., Class A(a)	46,346	2,286,712

Equity Real Estate Investment Trusts (REITs) - 9.5%
Acadia Realty Trust	97,315	2,124,386
Alexander & Baldwin, Inc.	80,113	2,010,035
Alexander’s, Inc.	20,970	5,458,491
Alpine Income Property Trust, Inc.	19,772	396,231
American Assets Trust, Inc.	94,711	3,554,504
American Finance Trust, Inc.	493,080	4,501,820
Apple Hospitality REIT, Inc.	23,219	374,987
Armada Hoffler Properties, Inc.	100,145	1,524,207
Bluerock Residential Growth REIT, Inc.	57,785	1,524,946
Brandywine Realty Trust	363,805	4,882,263
BRT Apartments Corp.	50,131	1,202,643
CareTrust REIT, Inc.	277,806	6,342,311
CatchMark Timber Trust, Inc., Class A	69,785	607,827
Cedar Realty Trust, Inc.	10,033	251,929
Centerspace	20,207	2,240,956
CIM Commercial Trust Corp.	18,683	137,320
Clipper Realty, Inc.	73,207	727,678
Community Healthcare Trust, Inc.	53,617	2,534,476
Corporate Office Properties Trust	268,255	7,503,092
CTO Realty Growth, Inc.(a)	22,309	1,370,219
Easterly Government Properties, Inc.	251,242	5,758,467
Empire State Realty Trust, Inc., Class A	83,442	742,634
EPR Properties	183,383	8,708,859
Essential Properties Realty Trust, Inc.	247,860	7,145,804
Farmland Partners, Inc.	14,840	177,338
Four Corners Property Trust, Inc.	164,224	4,829,828
Franklin Street Properties Corp.	208,995	1,243,520
Getty Realty Corp.	133,178	4,273,682
Gladstone Commercial Corp.	121,436	3,129,406
Gladstone Land Corp.(a)	40,623	1,371,432
Global Medical REIT, Inc.	126,465	2,244,754
Hudson Pacific Properties, Inc.	231,198	5,712,903
Independence Realty Trust, Inc.	141,185	3,646,809
Indus Realty Trust, Inc.	701	56,823
Industrial Logistics Properties Trust	229,849	5,757,717
InvenTrust Properties Corp.	8,567	233,536
iStar, Inc.(a)	74,633	1,927,770
JBG SMITH Properties	155,742	4,471,353
LTC Properties, Inc.	101,279	3,457,665
NETSTREIT Corp.	49,039	1,122,993

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2021

Investments	Shares	Value
NexPoint Residential Trust, Inc.	16,981	$1,423,517
Office Properties Income Trust	195,734	4,862,033
One Liberty Properties, Inc.	84,058	2,965,566
Outfront Media, Inc.	83,148	2,230,029
Paramount Group, Inc.	344,276	2,871,262
Pebblebrook Hotel Trust	2,068	46,261
Phillips Edison & Co., Inc.	20,217	667,970
Piedmont Office Realty Trust, Inc., Class A	258,594	4,752,958
Plymouth Industrial REIT, Inc.	32,703	1,046,496
Postal Realty Trust, Inc., Class A	45,709	905,038
PotlatchDeltic Corp.	113,126	6,812,448
Preferred Apartment Communities, Inc., Class A	95,427	1,723,412
Retail Opportunity Investments Corp.	161,009	3,155,776
Retail Value, Inc.(a)	122,626	787,259
RLJ Lodging Trust	20,285	282,570
RPT Realty	165,634	2,216,183
Saul Centers, Inc.	70,303	3,727,465
SITE Centers Corp.	255,630	4,046,623
Tanger Factory Outlet Centers, Inc.	137,011	2,641,572
UMH Properties, Inc.	90,361	2,469,566
Uniti Group, Inc.(a)	409,612	5,738,664
Universal Health Realty Income Trust	35,632	2,119,035
Urban Edge Properties	144,241	2,740,579
Urstadt Biddle Properties, Inc., Class A	83,788	1,784,684
Washington Real Estate Investment Trust	110,889	2,866,481
Whitestone REIT	109,911	1,113,398

Total Equity Real Estate Investment Trusts (REITs)		181,280,459

Food & Staples Retailing - 1.0%
Andersons, Inc. (The)	82,024	3,175,149
Ingles Markets, Inc., Class A	20,519	1,771,611
Natural Grocers by Vitamin Cottage, Inc.	89,244	1,271,727
PriceSmart, Inc.	41,207	3,015,116
SpartanNash Co.	196,643	5,065,524
Village Super Market, Inc., Class A	56,147	1,313,278
Weis Markets, Inc.	59,841	3,942,325

Total Food & Staples Retailing		19,554,730

Food Products - 1.5%
Alico, Inc.	66,009	2,444,313
B&G Foods, Inc.	464,544	14,275,437
Cal-Maine Foods, Inc.	13,867	512,940
J&J Snack Foods Corp.	39,671	6,266,431
John B. Sanfilippo & Son, Inc.	11,862	1,069,478
Limoneira Co.	44,437	666,555
Tootsie Roll Industries, Inc.(a)	60,329	2,185,720
Utz Brands, Inc.(a)	107,133	1,708,772

Total Food Products		29,129,646

Gas Utilities - 4.2%
Chesapeake Utilities Corp.	47,458	6,919,851
New Jersey Resources Corp.	406,406	16,687,030
Northwest Natural Holding Co.	143,997	7,024,174
ONE Gas, Inc.	203,117	15,759,848
RGC Resources, Inc.	42,378	975,118
South Jersey Industries, Inc.	647,044	16,900,789
Spire, Inc.	257,193	16,774,127

Total Gas Utilities		81,040,937

Health Care Equipment & Supplies - 0.4%
Atrion Corp.	2,967	2,091,438
CONMED Corp.	29,500	4,181,920
LeMaitre Vascular, Inc.	30,384	1,526,188
Mesa Laboratories, Inc.(a)	1,226	402,239

Total Health Care Equipment & Supplies		8,201,785

Health Care Providers & Services - 1.5%
National HealthCare Corp.	67,480	4,584,591
National Research Corp.	28,246	1,172,774
Owens & Minor, Inc.	7,005	304,718
Patterson Cos., Inc.	411,231	12,069,630
Select Medical Holdings Corp.	255,878	7,522,813
U.S. Physical Therapy, Inc.	21,800	2,082,990

Total Health Care Providers & Services		27,737,516

Health Care Technology - 0.0%
Simulations Plus, Inc.(a)	11,421	540,213

Hotels, Restaurants & Leisure - 1.5%
Cracker Barrel Old Country Store, Inc.	111,486	14,341,559
Del Taco Restaurants, Inc.	65,486	815,301
Dine Brands Global, Inc.	38,032	2,883,206
FAT Brands, Inc., Class A(a)	72,936	772,392
Jack in the Box, Inc.	50,676	4,433,136
Krispy Kreme, Inc.	159,764	3,022,735
Nathan’s Famous, Inc.	12,475	728,415
RCI Hospitality Holdings, Inc.	9,525	741,807

Total Hotels, Restaurants & Leisure		27,738,551

Household Durables - 2.2%
Bassett Furniture Industries, Inc.	42,693	715,962
Century Communities, Inc.	26,629	2,177,986
Ethan Allen Interiors, Inc.	161,405	4,243,337
Flexsteel Industries, Inc.	10,599	284,689
Hamilton Beach Brands Holding Co., Class A	28,926	415,377
Hooker Furnishings Corp.	51,987	1,210,257
Installed Building Products, Inc.	28,766	4,019,186
KB Home	137,370	6,144,560
La-Z-Boy, Inc.	90,033	3,269,098
Lifetime Brands, Inc.	50,795	811,196
MDC Holdings, Inc.	308,025	17,197,036
Weber, Inc., Class A	56,190	726,537

Total Household Durables		41,215,221

Household Products - 0.8%
Energizer Holdings, Inc.	236,770	9,494,477
Oil-Dri Corp. of America	29,861	977,351

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2021

Investments	Shares	Value
WD-40 Co.	18,386	$4,497,951

Total Household Products		14,969,779

Insurance - 2.0%
American Equity Investment Life Holding Co.	38,467	1,497,136
AMERISAFE, Inc.	30,546	1,644,291
CNO Financial Group, Inc.	125,143	2,983,409
Crawford & Co., Class A	50,443	377,818
Donegal Group, Inc., Class A	92,937	1,328,070
Employers Holdings, Inc.	29,628	1,226,007
HCI Group, Inc.	11,210	936,483
Heritage Insurance Holdings, Inc.	20,170	118,600
Horace Mann Educators Corp.	60,957	2,359,036
Independence Holding Co.	9,078	514,541
Investors Title Co.	2,671	526,588
Kemper Corp.	66,712	3,921,998
Mercury General Corp.	197,145	10,460,514
National Western Life Group, Inc., Class A	314	67,334
ProAssurance Corp.	22,810	577,093
Safety Insurance Group, Inc.	48,032	4,084,161
Stewart Information Services Corp.	32,878	2,621,363
Tiptree, Inc.	70,134	969,953
United Fire Group, Inc.	32,217	747,112
United Insurance Holdings Corp.	69,651	302,285
Universal Insurance Holdings, Inc.	80,730	1,372,410

Total Insurance		38,636,202

IT Services - 0.8%
Alliance Data Systems Corp.	66,995	4,459,857
Cass Information Systems, Inc.	41,818	1,644,284
CSG Systems International, Inc.(a)	104,922	6,045,606
Hackett Group, Inc. (The)	90,335	1,854,577
Information Services Group, Inc.	109,572	834,939

Total IT Services		14,839,263

Leisure Products - 0.9%
Clarus Corp.	36,836	1,021,094
Escalade, Inc.	81,696	1,289,980
Johnson Outdoors, Inc., Class A	10,674	1,000,047
Marine Products Corp.	136,322	1,704,025
Smith & Wesson Brands, Inc.	95,276	1,695,913
Sturm Ruger & Co., Inc.	144,556	9,832,699

Total Leisure Products		16,543,758

Machinery - 5.9%
Alamo Group, Inc.	3,968	584,010
Albany International Corp., Class A	35,892	3,174,647
Allison Transmission Holdings, Inc.	241,982	8,796,046
Altra Industrial Motion Corp.	40,032	2,064,450
Astec Industries, Inc.	24,192	1,675,780
Barnes Group, Inc.	75,828	3,532,826
Columbus McKinnon Corp.	13,135	607,625
Douglas Dynamics, Inc.	78,884	3,081,209
Eastern Co. (The)	17,155	431,620
Enerpac Tool Group Corp.	4,111	83,371
EnPro Industries, Inc.	28,638	3,152,185
ESCO Technologies, Inc.	8,876	798,751
Federal Signal Corp.	80,430	3,485,836
Flowserve Corp.	377,498	11,551,439
Gorman-Rupp Co. (The)	41,396	1,844,192
Graham Corp.	28,878	359,242
Greenbrier Cos., Inc. (The)(a)	91,528	4,200,220
Helios Technologies, Inc.	25,805	2,713,912
Hillenbrand, Inc.	219,597	11,416,848
Hurco Cos., Inc.	10,739	318,948
Kadant, Inc.	7,843	1,807,655
Kennametal, Inc.	211,102	7,580,673
Lindsay Corp.	14,519	2,206,888
Miller Industries, Inc.	39,236	1,310,482
Mueller Industries, Inc.	86,639	5,142,891
Mueller Water Products, Inc., Class A	340,012	4,896,173
Omega Flex, Inc.	14,740	1,871,243
Park-Ohio Holdings Corp.(a)	26,533	561,704
REV Group, Inc.	80,940	1,145,301
Shyft Group, Inc. (The)	8,745	429,642
SPX FLOW, Inc.	18,391	1,590,454
Standex International Corp.	19,081	2,111,503
Tennant Co.	36,141	2,928,867
Terex Corp.	83,635	3,675,758
Trinity Industries, Inc.	363,180	10,968,036
Wabash National Corp.	89,654	1,750,046

Total Machinery		113,850,473

Marine - 0.5%
Matson, Inc.	108,531	9,771,046

Media - 1.6%
Entravision Communications Corp., Class A	201,008	1,362,834
EW Scripps Co. (The), Class A*	94,884	1,836,006
Gray Television, Inc.	144,539	2,913,906
John Wiley & Sons, Inc., Class A	197,907	11,334,134
Saga Communications, Inc., Class A	8,215	197,242
Scholastic Corp.	100,217	4,004,671
Sinclair Broadcast Group, Inc., Class A(a)	194,767	5,147,692
ViacomCBS, Inc., Class A	124,146	4,142,752

Total Media		30,939,237

Metals & Mining - 1.4%
Commercial Metals Co.	250,967	9,107,592
Gold Resource Corp.(a)	85,851	133,928
Haynes International, Inc.	46,020	1,855,987
Hecla Mining Co.	143,951	751,424
Materion Corp.	10,911	1,003,157
Olympic Steel, Inc.	8,754	205,719
Ryerson Holding Corp.	51,917	1,352,438
Schnitzer Steel Industries, Inc., Class A	44,898	2,331,104
SunCoke Energy, Inc.	450,143	2,966,442
Warrior Met Coal, Inc.	44,786	1,151,448

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2021

Investments	Shares	Value
Worthington Industries, Inc.	123,865	$6,770,461

Total Metals & Mining		27,629,700

Multi-Utilities - 1.8%
Avista Corp.	355,550	15,107,320
NorthWestern Corp.	267,992	15,318,423
Unitil Corp.	75,656	3,479,419

Total Multi-Utilities		33,905,162

Multiline Retail - 0.7%
Big Lots, Inc.	115,308	5,194,626
Franchise Group, Inc.	153,077	7,984,496

Total Multiline Retail		13,179,122

Oil, Gas & Consumable Fuels - 2.5%
Adams Resources & Energy, Inc.	26,836	746,309
Arch Resources, Inc.(a)	18,817	1,718,368
Berry Corp.	251,806	2,120,206
Brigham Minerals, Inc., Class A	131,741	2,778,418
California Resources Corp.	221,877	9,476,367
Evolution Petroleum Corp.	201,235	1,016,237
Falcon Minerals Corp.	926,817	4,513,599
HighPeak Energy, Inc.(a)	61,892	906,099
Magnolia Oil & Gas Corp., Class A	258,413	4,876,253
NACCO Industries, Inc., Class A	16,183	587,281
Northern Oil and Gas, Inc.	138,089	2,841,872
Oasis Petroleum, Inc.	55,713	7,019,281
Riley Exploration Permian, Inc.	173,390	3,349,895
SM Energy Co.	23,648	697,143
VAALCO Energy, Inc.*	370,121	1,188,088
World Fuel Services Corp.	122,928	3,253,904

Total Oil, Gas & Consumable Fuels		47,089,320

Paper & Forest Products - 0.8%
Glatfelter Corp.	152,193	2,617,720
Neenah, Inc.	85,011	3,934,309
Schweitzer-Mauduit International, Inc.	206,219	6,165,948
Verso Corp., Class A	87,596	2,366,844

Total Paper & Forest Products		15,084,821

Personal Products - 1.5%
Edgewell Personal Care Co.	82,539	3,772,858
Inter Parfums, Inc.	58,896	6,295,982
Medifast, Inc.	39,955	8,367,776
Nu Skin Enterprises, Inc., Class A	187,059	9,493,244

Total Personal Products		27,929,860

Pharmaceuticals - 0.1%
Phibro Animal Health Corp., Class A	71,665	1,463,399

Professional Services - 1.0%
Barrett Business Services, Inc.	17,917	1,237,348
BGSF, Inc.	45,610	654,504
CRA International, Inc.	22,823	2,130,755
Heidrick & Struggles International, Inc.	58,438	2,555,494
HireQuest, Inc.(a)	20,469	412,655
ICF International, Inc.	16,916	1,734,736
Kelly Services, Inc., Class A	37,433	627,751
Kforce, Inc.	50,280	3,782,062
ManTech International Corp., Class A	64,794	4,725,426
Resources Connection, Inc.	113,960	2,033,046

Total Professional Services		19,893,777

Real Estate Management & Development - 0.6%
Douglas Elliman, Inc.*	1,747	20,085
Kennedy-Wilson Holdings, Inc.	342,345	8,175,199
Newmark Group, Inc., Class A	56,203	1,050,996
RE/MAX Holdings, Inc., Class A	17,445	531,898
RMR Group, Inc. (The), Class A	27,367	949,088
St. Joe Co. (The)	19,090	993,634

Total Real Estate Management & Development		11,720,900

Road & Rail - 0.9%
ArcBest Corp.	18,672	2,237,839
Heartland Express, Inc.	31,175	524,364
Marten Transport Ltd.	125,699	2,156,995
Schneider National, Inc., Class B	174,528	4,696,548
Universal Logistics Holdings, Inc.	99,222	1,871,327
Werner Enterprises, Inc.	120,285	5,732,783

Total Road & Rail		17,219,856

Semiconductors & Semiconductor Equipment - 0.6%
CMC Materials, Inc.	42,840	8,211,999
NVE Corp.	56,136	3,834,089

Total Semiconductors & Semiconductor Equipment		12,046,088

Software - 0.8%
A10 Networks, Inc.	108,354	1,796,509
American Software, Inc., Class A	89,404	2,339,703
Ebix, Inc.(a)	27,834	846,153
InterDigital, Inc.	68,911	4,936,095
Progress Software Corp.	70,900	3,422,343
Xperi Holding Corp.(a)	114,289	2,161,205

Total Software		15,502,008

Specialty Retail - 3.2%
Aaron’s Co., Inc. (The)	53,218	1,311,824
Big 5 Sporting Goods Corp.	210,402	3,999,742
Buckle, Inc. (The)	232,467	9,835,679
Caleres, Inc.(a)	47,811	1,084,354
Camping World Holdings, Inc., Class A(a)	247,930	10,016,372
Cato Corp. (The), Class A	128,302	2,201,662
Group 1 Automotive, Inc.(a)	14,123	2,757,092
Guess?, Inc.	277,737	6,576,812
Haverty Furniture Cos., Inc.	56,613	1,730,659
Hibbett, Inc.	20,637	1,484,419
JOANN, Inc.(a)	189,419	1,966,169
Monro, Inc.	66,480	3,873,790

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2021

Investments	Shares	Value
Rent-A-Center, Inc.	211,178	$10,144,991
Shoe Carnival, Inc.	30,299	1,184,085
Sonic Automotive, Inc., Class A	28,410	1,404,875
Winmark Corp.	4,615	1,145,858

Total Specialty Retail		60,718,383

Technology Hardware, Storage & Peripherals - 1.2%
Xerox Holdings Corp.	995,563	22,539,546

Textiles, Apparel & Luxury Goods - 1.7%
Culp, Inc.	45,884	436,357
Kontoor Brands, Inc.	231,389	11,858,686
Levi Strauss & Co., Class A	132,529	3,317,201
Movado Group, Inc.(a)	63,963	2,675,572
Oxford Industries, Inc.	30,039	3,049,559
Rocky Brands, Inc.	25,112	999,458
Steven Madden Ltd.	118,581	5,510,459
Superior Group of Cos., Inc.	31,265	685,954
Wolverine World Wide, Inc.	112,417	3,238,734

Total Textiles, Apparel & Luxury Goods		31,771,980

Thrifts & Mortgage Finance - 2.5%
Capitol Federal Financial, Inc.	183,692	2,081,230
CF Bankshares, Inc.(a)	2,442	50,940
ESSA Bancorp, Inc.	19,668	340,847
Federal Agricultural Mortgage Corp., Class C	19,391	2,403,127
Flagstar Bancorp, Inc.	15,770	756,014
FS Bancorp, Inc.	13,570	456,359
Greene County Bancorp, Inc.	9,844	361,767
Guaranty Federal Bancshares, Inc.	1,478	47,207
Hingham Institution For Savings (The)	1,072	450,111
Home Bancorp, Inc.	13,549	562,419
Home Point Capital, Inc.(a)	74,216	333,972
Kearny Financial Corp.	111,044	1,471,333
Luther Burbank Corp.	74,700	1,048,788
Merchants Bancorp	28,299	1,339,392
Northeast Community Bancorp, Inc.	18,183	202,377
Northfield Bancorp, Inc.	63,477	1,025,788
Northwest Bancshares, Inc.	339,974	4,814,032
OP Bancorp	37,866	483,170
PCSB Financial Corp.	9,555	181,927
PennyMac Financial Services, Inc.	51,135	3,568,200
Premier Financial Corp.	84,178	2,601,942
Provident Bancorp, Inc.	4,147	77,134
Provident Financial Holdings, Inc.	21,374	353,740
Provident Financial Services, Inc.	144,912	3,509,769
Prudential Bancorp, Inc.	5,228	70,996
Radian Group, Inc.	357,759	7,559,448
Randolph Bancorp, Inc.(a)	9,838	234,931
Riverview Bancorp, Inc.	43,738	336,345
Southern Missouri Bancorp, Inc.	13,141	685,566
Territorial Bancorp, Inc.	19,264	486,416
Timberland Bancorp, Inc.	19,005	526,439
TrustCo Bank Corp.	34,575	1,151,693
UWM Holdings Corp.	260,308	1,541,023
Washington Federal, Inc.	86,646	2,892,244
Waterstone Financial, Inc.	63,856	1,395,892
Western New England Bancorp, Inc.	37,874	331,776
WSFS Financial Corp.	32,271	1,617,423

Total Thrifts & Mortgage Finance		47,351,777

Tobacco - 1.6%
Turning Point Brands, Inc.	10,719	404,964
Universal Corp.	261,585	14,366,248
Vector Group Ltd.	1,391,189	15,970,850

Total Tobacco		30,742,062

Trading Companies & Distributors - 3.0%
Applied Industrial Technologies, Inc.	84,307	8,658,329
Boise Cascade Co.	45,956	3,272,067
GATX Corp.	75,693	7,886,454
Global Industrial Co.	81,969	3,352,532
H&E Equipment Services, Inc.	116,786	5,170,116
McGrath RentCorp	68,984	5,536,656
MSC Industrial Direct Co., Inc., Class A	194,931	16,385,900
Rush Enterprises, Inc., Class A	130,394	7,255,122

Total Trading Companies & Distributors		57,517,176

Water Utilities - 1.6%
American States Water Co.	95,612	9,890,105
Artesian Resources Corp., Class A	41,410	1,918,525
California Water Service Group	122,467	8,800,479
Global Water Resources, Inc.	54,724	935,780
Middlesex Water Co.	20,493	2,465,308
SJW Group	64,400	4,714,080
York Water Co. (The)	20,688	1,029,849

Total Water Utilities		29,754,126

Wireless Telecommunication Services - 0.6%
Shenandoah Telecommunications Co.	36,988	943,194
Spok Holdings, Inc.	153,717	1,434,180
Telephone & Data Systems, Inc.	468,950	9,449,342

Total Wireless Telecommunication Services		11,826,716

Total United States		1,893,715,303

Puerto Rico - 0.5%

Banks - 0.4%
First Bancorp	437,783	6,032,650
OFG Bancorp	40,219	1,068,217

Total Banks		7,100,867

IT Services - 0.1%
EVERTEC, Inc.	47,081	2,353,108

Total Puerto Rico		9,453,975

TOTAL COMMON STOCKS (Cost: $1,648,269,268)		1,903,169,278

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2021

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.4%

United States - 0.4%
WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $7,213,453)	162,848	$7,223,937

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c) (Cost: $4,536,957)	4,536,957	4,536,957

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $1,660,019,678)		1,914,930,172
Other Assets less Liabilities - 0.0%		268,992

NET ASSETS - 100.0%		$1,915,199,164

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $26,583,525 and the total market value of the collateral held by the Fund was $27,402,590. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $22,865,633.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2021	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$13,217	$19,463,879	$12,528,165	$270,140	$4,866	$7,223,937	$58,443

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,903,169,278	$—	$—	$1,903,169,278
Exchange-Traded Fund	7,223,937	—	—	7,223,937
Investment of Cash Collateral for Securities Loaned	—	4,536,957	—	4,536,957

Total Investments in Securities	$1,910,393,215	$4,536,957	$—	$1,914,930,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 1.0%
AAR Corp.*	16,402	$640,170
Aerovironment, Inc.*	3,531	219,028
AerSale Corp.*	21,878	388,116
Byrna Technologies, Inc.*	8,368	111,713
Ducommun, Inc.*	7,115	332,768
Kaman Corp.	13,538	584,165
Kratos Defense & Security Solutions, Inc.*	37,682	731,031
Mercury Systems, Inc.*	21,563	1,187,259
Moog, Inc., Class A	17,605	1,425,477
National Presto Industries, Inc.	4,300	352,729
Park Aerospace Corp.	13,077	172,616
Triumph Group, Inc.*	20,393	377,882
Vectrus, Inc.*	9,759	446,669

Total Aerospace & Defense		6,969,623

Air Freight & Logistics - 1.1%
Air Transport Services Group, Inc.*	30,716	902,436
Atlas Air Worldwide Holdings, Inc.*	42,380	3,988,806
Forward Air Corp.	9,170	1,110,395
Hub Group, Inc., Class A*	14,167	1,193,428

Total Air Freight & Logistics		7,195,065

Airlines - 0.2%
Mesa Air Group, Inc.*	47,083	263,665
SkyWest, Inc.*	25,713	1,010,521
Sun Country Airlines Holdings, Inc.*	12,843	349,971

Total Airlines		1,624,157

Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc.*	138,781	1,294,827
Gentherm, Inc.*	10,814	939,736
Modine Manufacturing Co.*	52,108	525,770
Motorcar Parts of America, Inc.*	23,211	396,212
Patrick Industries, Inc.	16,230	1,309,599
Standard Motor Products, Inc.	15,959	836,092
Strattec Security Corp.*	5,891	218,085
Tenneco, Inc., Class A*	137,595	1,554,823
XPEL, Inc.*(a)	5,268	359,699

Total Auto Components		7,434,843

Automobiles - 0.4%
Winnebago Industries, Inc.	28,284	2,119,037
Workhorse Group, Inc.*	63,769	278,033

Total Automobiles		2,397,070

Banks - 11.9%
1st Source Corp.	11,146	552,842
ACNB Corp.	6,989	218,616
Allegiance Bancshares, Inc.	8,187	345,573
Amalgamated Financial Corp.	11,493	192,738
Amerant Bancorp, Inc.	7,935	274,154
American National Bankshares, Inc.	4,393	165,528
Ames National Corp.	10,406	254,843
Arrow Financial Corp.	11,040	388,939
Atlantic Capital Bancshares, Inc.*	2,392	68,818
Atlantic Union Bankshares Corp.	57,292	2,136,419
Banc of California, Inc.	12,098	237,363
BancFirst Corp.	14,570	1,028,059
Bancorp, Inc. (The)*	26,251	664,413
Bank First Corp.	2,627	189,774
Bank of Marin Bancorp	1,061	39,501
BankFinancial Corp.	12,884	137,472
Bankwell Financial Group, Inc.	643	21,116
Banner Corp.	17,367	1,053,656
BCB Bancorp, Inc.	8,476	130,785
Berkshire Hills Bancorp, Inc.	12,212	347,187
Brookline Bancorp, Inc.	40,654	658,188
Bryn Mawr Bank Corp.	3,880	174,639
Business First Bancshares, Inc.	8,460	239,503
Byline Bancorp, Inc.	17,950	490,933
Cambridge Bancorp	1,918	179,506
Camden National Corp.	8,007	385,617
Capital City Bank Group, Inc.	4,426	116,846
Capstar Financial Holdings, Inc.	3,117	65,551
Carter Bankshares, Inc.*	4,660	71,717
CBTX, Inc.	3,741	108,489
Central Pacific Financial Corp.	11,546	325,251
Central Valley Community Bancorp	1,863	38,695
Citizens & Northern Corp.	8,909	232,703
City Holding Co.	7,033	575,229
Civista Bancshares, Inc.	5,651	137,884
CNB Financial Corp.	13,203	349,880
Codorus Valley Bancorp, Inc.	1,198	25,877
Columbia Banking System, Inc.	43,532	1,424,367
Community Financial Corp. (The)	2,410	94,737
Community Trust Bancorp, Inc.	8,773	382,591
ConnectOne Bancorp, Inc.	30,687	1,003,772
CrossFirst Bankshares, Inc.*	18,792	293,343
Customers Bancorp, Inc.*	32,087	2,097,527
CVB Financial Corp.	69,994	1,498,572
Dime Community Bancshares, Inc.	22,105	777,212
Eagle Bancorp, Inc.	21,091	1,230,449
Enterprise Bancorp, Inc.	1,910	85,797
Enterprise Financial Services Corp.	13,447	633,219
Equity Bancshares, Inc., Class A	6,189	209,993
Esquire Financial Holdings, Inc.*	3,441	108,804
Farmers National Banc Corp.	24,753	459,168
FB Financial Corp.	25,793	1,130,249
Financial Institutions, Inc.	10,052	319,654
First Bancorp	14,974	684,611
First Bancorp, Inc. (The)	5,706	179,168
First Bancshares, Inc. (The)	7,639	295,018

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2021

Investments	Shares	Value
First Bank	7,000	$101,570
First Busey Corp.	26,047	706,395
First Business Financial Services, Inc.	3,768	109,913
First Commonwealth Financial Corp.	52,389	842,939
First Community Bankshares, Inc.	10,216	341,419
First Financial Bancorp	82,812	2,018,957
First Financial Corp.	7,521	340,626
First Foundation, Inc.	30,376	755,147
First Internet Bancorp	4,849	228,097
First Interstate BancSystem, Inc., Class A	27,471	1,117,246
First Merchants Corp.	29,506	1,236,006
First Mid Bancshares, Inc.	8,578	367,053
First Midwest Bancorp, Inc.	52,118	1,067,377
First of Long Island Corp. (The)	14,778	319,057
First Savings Financial Group, Inc.	4,048	106,867
First Western Financial, Inc.*	631	19,157
Flushing Financial Corp.	22,745	552,703
Fulton Financial Corp.	126,284	2,146,828
German American Bancorp, Inc.	9,732	379,353
Great Southern Bancorp, Inc.	9,002	533,368
Great Western Bancorp, Inc.	33,707	1,144,690
Guaranty Bancshares, Inc.	2,175	81,737
Hanmi Financial Corp.	12,581	297,918
HarborOne Bancorp, Inc.	28,450	422,198
HBT Financial, Inc.	21,358	400,035
Heartland Financial USA, Inc.	22,997	1,163,878
Heritage Commerce Corp.	11,424	136,403
Heritage Financial Corp.	5,841	142,754
Hilltop Holdings, Inc.	80,295	2,821,566
HomeStreet, Inc.	17,619	916,188
Hope Bancorp, Inc.	94,744	1,393,684
Horizon Bancorp, Inc.	29,233	609,508
Howard Bancorp, Inc.*	2,585	56,327
Independent Bank Corp.	14,676	350,316
International Bancshares Corp.	48,940	2,074,567
Lakeland Bancorp, Inc.	26,386	501,070
Lakeland Financial Corp.	12,465	998,945
LCNB Corp.	7,826	152,842
Level One Bancorp, Inc.	1,010	39,834
Macatawa Bank Corp.	488	4,304
Mercantile Bank Corp.	9,393	329,037
Meridian Corp.	3,371	123,952
Meta Financial Group, Inc.	17,449	1,041,007
Metrocity Bankshares, Inc.	16,397	451,409
Metropolitan Bank Holding Corp.*	4,617	491,849
Mid Penn Bancorp, Inc.(a)	4,379	138,989
Midland States Bancorp, Inc.	8,505	210,839
MidWestOne Financial Group, Inc.	13,289	430,165
MVB Financial Corp.	584	24,248
National Bank Holdings Corp., Class A	19,260	846,284
National Bankshares, Inc.	1,042	37,783
NBT Bancorp, Inc.	21,973	846,400
Nicolet Bankshares, Inc.*	5,490	470,768
Northeast Bank	11,051	394,852
Northrim Bancorp, Inc.	5,229	227,252
OceanFirst Financial Corp.	15,082	334,820
Old National Bancorp	112,251	2,033,988
Old Second Bancorp, Inc.	5,799	73,009
Origin Bancorp, Inc.	9,407	403,748
Orrstown Financial Services, Inc.	7,374	185,825
PCB Bancorp	952	20,906
Peapack-Gladstone Financial Corp.	6,223	220,294
Peoples Bancorp, Inc.	636	20,231
Peoples Financial Services Corp.	3,038	160,072
Preferred Bank	8,632	619,691
Primis Financial Corp.	8,706	130,938
Professional Holding Corp., Class A*	4,307	82,522
QCR Holdings, Inc.	13,728	768,768
RBB Bancorp	9,151	239,756
Red River Bancshares, Inc.	3,172	169,702
Renasant Corp.	24,305	922,375
Republic Bancorp, Inc., Class A	11,553	587,355
Republic First Bancorp, Inc.*	35,603	132,443
S&T Bancorp, Inc.	18,327	577,667
Sandy Spring Bancorp, Inc.	28,619	1,376,002
Seacoast Banking Corp. of Florida	24,204	856,580
Shore Bancshares, Inc.	5,946	123,974
Sierra Bancorp	7,559	205,227
SmartFinancial, Inc.	2,800	76,608
South Plains Financial, Inc.	9,007	250,485
Southern First Bancshares, Inc.*	142	8,874
Southside Bancshares, Inc.	17,064	713,616
Spirit of Texas Bancshares, Inc.	7,055	203,043
Stock Yards Bancorp, Inc.	10,864	693,992
Summit Financial Group, Inc.	9,265	254,324
Texas Capital Bancshares, Inc.*	26,570	1,600,842
Towne Bank	39,401	1,244,678
TriCo Bancshares	11,419	490,560
Trustmark Corp.	25,089	814,389
Unity Bancorp, Inc.	3,347	87,859
Univest Financial Corp.	18,277	546,848
Veritex Holdings, Inc.	23,491	934,472
Washington Trust Bancorp, Inc.	7,329	413,136
WesBanco, Inc.	43,317	1,515,662
West Bancorp, Inc.	4,684	145,532
Westamerica BanCorp	5,230	301,928

Total Banks		79,138,972

Beverages - 0.2%
Duckhorn Portfolio, Inc. (The)*	23,527	549,120
MGP Ingredients, Inc.	9,525	809,530

Total Beverages		1,358,650

Biotechnology - 3.2%
Agenus, Inc.*	60,205	193,860
Agios Pharmaceuticals, Inc.*	103,640	3,406,647
Alector, Inc.*	15,614	322,429
AnaptysBio, Inc.*	5,549	192,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2021

Investments	Shares	Value
Avid Bioservices, Inc.*	10,032	$292,734
CareDx, Inc.*	10,085	458,666
Catalyst Pharmaceuticals, Inc.*	73,013	494,298
Coherus Biosciences, Inc.*	16,140	257,594
Eagle Pharmaceuticals, Inc.*	7,942	404,407
Emergent BioSolutions, Inc.*	51,189	2,225,186
Enanta Pharmaceuticals, Inc.*	3,931	293,960
Ironwood Pharmaceuticals, Inc.*	282,485	3,293,775
iTeos Therapeutics, Inc.*	7,923	368,895
Kymera Therapeutics, Inc.*	10,198	647,471
La Jolla Pharmaceutical Co.*	51,809	240,912
Ligand Pharmaceuticals, Inc.*	5,461	843,506
OPKO Health, Inc.*(a)	166,087	798,878
Organogenesis Holdings, Inc.*(a)	54,563	504,162
Ovid therapeutics, Inc.*(a)	132,216	424,413
Sage Therapeutics, Inc.*	107,040	4,553,482
Surface Oncology, Inc.*	45,539	217,676
Vanda Pharmaceuticals, Inc.*	19,523	306,316
Vericel Corp.*	9,305	365,686
Xencor, Inc.*	12,007	481,721

Total Biotechnology		21,589,502

Building Products - 1.2%
American Woodmark Corp.*	6,853	446,816
Apogee Enterprises, Inc.	13,208	635,965
Cornerstone Building Brands, Inc.*	69,199	1,206,831
CSW Industrials, Inc.	4,480	541,453
Gibraltar Industries, Inc.*	10,227	681,936
Griffon Corp.	34,057	969,943
Insteel Industries, Inc.	15,234	606,465
Janus International Group, Inc.*	24,413	305,651
JELD-WEN Holding, Inc.*	52,521	1,384,454
PGT Innovations, Inc.*	24,867	559,259
Quanex Building Products Corp.	20,305	503,158

Total Building Products		7,841,931

Capital Markets - 3.5%
Artisan Partners Asset Management, Inc., Class A	44,556	2,122,648
AssetMark Financial Holdings, Inc.*	22,072	578,507
B. Riley Financial, Inc.	47,869	4,253,639
BGC Partners, Inc., Class A	408,738	1,900,632
Blucora, Inc.*	30,412	526,736
Brightsphere Investment Group, Inc.	73,983	1,893,965
Cowen, Inc., Class A	46,266	1,670,203
Diamond Hill Investment Group, Inc.	1,553	301,639
Donnelley Financial Solutions, Inc.*	11,725	552,716
GAMCO Investors, Inc., Class A	11,566	288,919
GCM Grosvenor, Inc., Class A	58,225	611,362
Greenhill & Co., Inc.	23,362	418,881
Open Lending Corp., Class A*	36,206	813,911
Oppenheimer Holdings, Inc., Class A	20,124	933,150
Perella Weinberg Partners	8,363	107,548
PJT Partners, Inc., Class A	13,700	1,015,033
Pzena Investment Management, Inc., Class A	28,657	271,382
Silvercrest Asset Management Group, Inc., Class A	3,649	62,653
StepStone Group, Inc., Class A	10,756	447,127
StoneX Group, Inc.*	11,712	717,360
Victory Capital Holdings, Inc., Class A	64,833	2,368,349
Virtus Investment Partners, Inc.	5,117	1,520,261
Westwood Holdings Group, Inc.	3,487	59,070

Total Capital Markets		23,435,691

Chemicals - 1.7%
Advanced Emissions Solutions, Inc.*	35,686	236,241
AdvanSix, Inc.	23,450	1,108,013
American Vanguard Corp.	6,640	108,830
Ecovyst, Inc.	53,615	549,018
GCP Applied Technologies, Inc.*	21,534	681,766
Hawkins, Inc.	17,744	700,001
Ingevity Corp.*	22,975	1,647,307
Innospec, Inc.	9,972	900,870
Intrepid Potash, Inc.*(a)	4,094	174,937
Koppers Holdings, Inc.*	27,547	862,221
Kronos Worldwide, Inc.	56,971	855,135
Minerals Technologies, Inc.	20,756	1,518,301
Stepan Co.	9,758	1,212,822
Tredegar Corp.	4,712	55,696
Valhi, Inc.	25,793	741,549

Total Chemicals		11,352,707

Commercial Services & Supplies - 2.3%
ACCO Brands Corp.	108,130	893,154
ARC Document Solutions, Inc.	54,314	190,099
Brady Corp., Class A	19,061	1,027,388
BrightView Holdings, Inc.*	73,380	1,033,190
CECO Environmental Corp.*	29,499	183,779
CoreCivic, Inc.*	103,250	1,029,403
Deluxe Corp.	43,366	1,392,482
Ennis, Inc.	18,036	352,243
Harsco Corp.*	35,267	589,312
Healthcare Services Group, Inc.	22,060	392,447
Heritage-Crystal Clean, Inc.*	11,963	383,055
HNI Corp.	18,434	775,150
Interface, Inc.	44,616	711,625
KAR Auction Services, Inc.*	46,270	722,737
Kimball International, Inc., Class B	8,323	85,144
Matthews International Corp., Class A	23,233	851,954
MillerKnoll, Inc.	31,806	1,246,477
Performant Financial Corp.*	36,292	87,464
Pitney Bowes, Inc.	68,238	452,418
Quad/Graphics, Inc.*	58,701	234,804

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2021

Investments	Shares	Value
SP Plus Corp.*	12,827	$361,978
Steelcase, Inc., Class A	16,139	189,149
U.S. Ecology, Inc.*	4,883	155,963
UniFirst Corp.	5,772	1,214,429
Vidler Water Resources, Inc.*	18,003	217,476
VSE Corp.	8,908	542,854

Total Commercial Services & Supplies		15,316,174

Communications Equipment - 1.3%
ADTRAN, Inc.	10,699	244,258
Aviat Networks, Inc.*	10,631	341,043
CalAmp Corp.*	25,406	179,366
Casa Systems, Inc.*	69,873	396,180
Clearfield, Inc.*	6,027	508,799
Digi International, Inc.*	13,905	341,646
DZS, Inc.*	11,786	191,169
EMCORE Corp.*	34,785	242,799
Extreme Networks, Inc.*	51,093	802,160
Genasys, Inc.*	893	3,554
Harmonic, Inc.*	30,170	354,799
Infinera Corp.*	40,508	388,472
Lantronix, Inc.*	21,629	169,355
NETGEAR, Inc.*	29,024	847,791
NetScout Systems, Inc.*	34,294	1,134,446
PCTEL, Inc.*	1,396	7,915
Plantronics, Inc.*(a)	49,489	1,452,007
Ribbon Communications, Inc.*	122,531	741,313

Total Communications Equipment		8,347,072

Construction & Engineering - 1.1%
Arcosa, Inc.	11,184	589,397
Argan, Inc.	9,652	373,436
Construction Partners, Inc., Class A*	15,220	447,620
Dycom Industries, Inc.*	7,147	670,103
Granite Construction, Inc.	6,538	253,021
Great Lakes Dredge & Dock Corp.*	27,079	425,682
IES Holdings, Inc.*	9,979	505,336
MYR Group, Inc.*	7,700	851,235
Northwest Pipe Co.*(a)	9,611	305,630
NV5 Global, Inc.*	4,485	619,468
Primoris Services Corp.	33,929	813,617
Sterling Construction Co., Inc.*	23,216	610,581
Tutor Perini Corp.*	61,825	764,775

Total Construction & Engineering		7,229,901

Construction Materials - 0.1%
Smith-Midland Corp.*	3,059	143,773
United States Lime & Minerals, Inc.	2,710	349,644

Total Construction Materials		493,417

Consumer Finance - 2.4%
Atlanticus Holdings Corp.*	14,618	1,042,556
Curo Group Holdings Corp.	22,749	364,211
Encore Capital Group, Inc.*(a)	40,080	2,489,369
Enova International, Inc.*	57,118	2,339,553
EZCORP, Inc., Class A*	12,180	89,767
FirstCash Holdings, Inc.	12,594	942,157
Green Dot Corp., Class A*	21,499	779,124
Nelnet, Inc., Class A	33,414	3,263,880
Oportun Financial Corp.*	16,879	341,800
PRA Group, Inc.*	26,942	1,352,758
PROG Holdings, Inc.	43,739	1,973,066
Regional Management Corp.	7,366	423,250
World Acceptance Corp.*(a)	2,859	701,684

Total Consumer Finance		16,103,175

Containers & Packaging - 0.6%
Myers Industries, Inc.	17,840	356,978
O-I Glass, Inc.*	194,810	2,343,564
TriMas Corp.	19,240	711,880
UFP Technologies, Inc.*	5,783	406,314

Total Containers & Packaging		3,818,736

Distributors - 0.1%
Funko, Inc., Class A*	26,806	503,953

Diversified Consumer Services - 1.7%
2U, Inc.*	16,907	339,323
Adtalem Global Education, Inc.*	33,442	988,545
American Public Education, Inc.*	4,820	107,245
Carriage Services, Inc.	11,084	714,253
frontdoor, Inc.*	33,549	1,229,571
Graham Holdings Co., Class B	3,477	2,189,919
Grand Canyon Education, Inc.*	26,711	2,289,400
Lincoln Educational Services Corp.*	29,525	220,552
Perdoceo Education Corp.*	71,680	842,957
Strategic Education, Inc.	18,704	1,081,839
Stride, Inc.*	16,420	547,279
Universal Technical Institute, Inc.*	12,450	97,359
WW International, Inc.*	40,256	649,329

Total Diversified Consumer Services		11,297,571

Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc.	14,996	916,256
Alerus Financial Corp.	10,190	298,363

Total Diversified Financial Services		1,214,619

Diversified Telecommunication Services - 0.4%
Bandwidth, Inc., Class A*	5,229	375,233
Consolidated Communications Holdings, Inc.*(a)	57,028	426,569
EchoStar Corp., Class A*	44,333	1,168,175
IDT Corp., Class B*	16,043	708,459
Ooma, Inc.*	8,997	183,899

Total Diversified Telecommunication Services		2,862,335

Electric Utilities - 0.4%
MGE Energy, Inc.	8,906	732,519
Otter Tail Corp.	21,494	1,535,101
Via Renewables, Inc.	30,949	353,747

Total Electric Utilities		2,621,367

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2021

Investments	Shares	Value
Electrical Equipment - 0.8%
Allied Motion Technologies, Inc.	8,115	$296,116
AZZ, Inc.	13,875	767,149
Encore Wire Corp.	22,920	3,279,852
LSI Industries, Inc.	19,334	132,631
Orion Energy Systems, Inc.*	655	2,371
Powell Industries, Inc.	3,606	106,341
Preformed Line Products Co.	5,389	348,668
Shoals Technologies Group, Inc., Class A*(a)	19,732	479,488
Thermon Group Holdings, Inc.*	14,243	241,134

Total Electrical Equipment		5,653,750

Electronic Equipment, Instruments & Components - 2.7%
Bel Fuse, Inc., Class B	21,583	279,068
Belden, Inc.	26,130	1,717,525
Benchmark Electronics, Inc.	17,938	486,120
CTS Corp.	15,977	586,676
Daktronics, Inc.*	24,867	125,578
ePlus, Inc.*	17,220	927,814
FARO Technologies, Inc.*	3,109	217,692
Identiv, Inc.*	2,064	58,081
Itron, Inc.*	10,096	691,778
Kimball Electronics, Inc.*	22,467	488,882
Knowles Corp.*	47,468	1,108,378
Luna Innovations, Inc.*(a)	17,508	147,768
Methode Electronics, Inc.	24,620	1,210,565
Napco Security Technologies, Inc.*	6,979	348,811
nLight, Inc.*	10,283	246,278
OSI Systems, Inc.*	7,517	700,584
PC Connection, Inc.	12,356	532,914
Plexus Corp.*	11,509	1,103,598
Powerfleet, Inc.*	27,138	128,634
Richardson Electronics Ltd.	9,089	122,883
Sanmina Corp.*	53,381	2,213,176
ScanSource, Inc.*	21,477	753,413
TTM Technologies, Inc.*	79,283	1,181,317
Vishay Intertechnology, Inc.	103,252	2,258,121
Vishay Precision Group, Inc.*	9,190	341,133

Total Electronic Equipment, Instruments & Components		17,976,787

Energy Equipment & Services - 0.2%
Archrock, Inc.	36,464	272,751
Cactus, Inc., Class A	14,103	537,747
DMC Global, Inc.*	3,637	144,062
Oceaneering International, Inc.*	22,852	258,456

Total Energy Equipment & Services		1,213,016

Entertainment - 0.2%
Gaia, Inc.*	22,347	191,514
Sciplay Corp., Class A*	21,237	292,646
World Wrestling Entertainment, Inc., Class A	21,183	1,045,169

Total Entertainment		1,529,329

Equity Real Estate Investment Trusts (REITs) - 2.4%
Acadia Realty Trust	33,094	722,442
Alexander & Baldwin, Inc.	16,756	420,408
Alexander’s, Inc.	1,354	352,446
Alpine Income Property Trust, Inc.	7,992	160,160
American Assets Trust, Inc.	16,701	626,789
Armada Hoffler Properties, Inc.	33,389	508,181
Brandywine Realty Trust	41,042	550,784
CareTrust REIT, Inc.	22,741	519,177
Community Healthcare Trust, Inc.	1,765	83,432
Corporate Office Properties Trust	41,093	1,149,371
CTO Realty Growth, Inc.	11,000	675,620
Easterly Government Properties, Inc.	14,462	331,469
Four Corners Property Trust, Inc.	23,547	692,517
GEO Group, Inc. (The)(a)	123,298	955,559
Getty Realty Corp.	18,138	582,048
Industrial Logistics Properties Trust	31,724	794,686
LTC Properties, Inc.	7,300	249,222
National Health Investors, Inc.	21,880	1,257,444
NETSTREIT Corp.	7,722	176,834
NexPoint Residential Trust, Inc.	2,535	212,509
Office Properties Income Trust	10,728	266,483
One Liberty Properties, Inc.	15,430	544,370
Piedmont Office Realty Trust, Inc., Class A	34,573	635,452
Postal Realty Trust, Inc., Class A	7,948	157,370
Retail Opportunity Investments Corp.	34,386	673,966
RPT Realty	63,744	852,895
Saul Centers, Inc.	10,614	562,754
Universal Health Realty Income Trust	1,472	87,540
Urban Edge Properties	42,977	816,563
Urstadt Biddle Properties, Inc., Class A	16,715	356,029
Whitestone REIT	34,105	345,484

Total Equity Real Estate Investment Trusts (REITs)		16,320,004

Food & Staples Retailing - 1.3%
Andersons, Inc. (The)	20,549	795,452
Grocery Outlet Holding Corp.*(a)	26,707	755,274
HF Foods Group, Inc.*	34,104	288,520
Ingles Markets, Inc., Class A	25,116	2,168,515
Natural Grocers by Vitamin Cottage, Inc.	20,124	286,767
PriceSmart, Inc.	10,999	804,797
SpartanNash Co.	30,674	790,162
United Natural Foods, Inc.*	36,411	1,787,052
Village Super Market, Inc., Class A	8,862	207,282
Weis Markets, Inc.	14,269	940,042

Total Food & Staples Retailing		8,823,863

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2021

Investments	Shares	Value
Food Products - 1.1%
Alico, Inc.	7,721	$285,909
B&G Foods, Inc.	30,643	941,659
Cal-Maine Foods, Inc.	6,442	238,289
Hostess Brands, Inc.*	57,365	1,171,393
J&J Snack Foods Corp.	3,559	562,180
John B. Sanfilippo & Son, Inc.	6,944	626,071
Mission Produce, Inc.*	26,578	417,275
Seneca Foods Corp., Class A*	14,983	718,435
Tootsie Roll Industries, Inc.	13,986	506,713
TreeHouse Foods, Inc.*	24,971	1,012,075
Utz Brands, Inc.	32,792	523,032
Vital Farms, Inc.*	14,080	254,285

Total Food Products		7,257,316

Gas Utilities - 0.4%
Chesapeake Utilities Corp.	7,056	1,028,835
Northwest Natural Holding Co.	9,478	462,337
South Jersey Industries, Inc.	55,827	1,458,201

Total Gas Utilities		2,949,373

Health Care Equipment & Supplies - 1.8%
AngioDynamics, Inc.*	5,333	147,084
AtriCure, Inc.*	7,697	535,172
Atrion Corp.	464	327,074
Avanos Medical, Inc.*	15,856	549,728
BioLife Solutions, Inc.*	8,282	308,670
Bioventus, Inc., Class A*(a)	42,766	619,679
Co-Diagnostics, Inc.*(a)	46,812	418,031
Conformis, Inc.*(a)	235,510	179,317
CryoLife, Inc.*	10,433	212,312
Cutera, Inc.*(a)	5,057	208,955
FONAR Corp.*	13,983	209,465
Glaukos Corp.*	9,807	435,823
Haemonetics Corp.*	18,536	983,150
Heska Corp.*	1,938	353,666
Inogen, Inc.*	6,920	235,280
Integer Holdings Corp.*	11,799	1,009,876
IntriCon Corp.*	11,237	181,702
iRadimed Corp.*	6,725	310,762
Lantheus Holdings, Inc.*	13,796	398,567
LeMaitre Vascular, Inc.	8,468	425,348
Meridian Bioscience, Inc.*	28,140	574,056
Mesa Laboratories, Inc.(a)	1,191	390,755
Natus Medical, Inc.*	16,929	401,725
NuVasive, Inc.*	15,824	830,444
Orthofix Medical, Inc.*	9,763	303,532
Semler Scientific, Inc.*(a)	2,532	232,058
Surmodics, Inc.*	3,875	186,581
Tactile Systems Technology, Inc.*	11,273	214,525
Utah Medical Products, Inc.	2,698	269,800
Varex Imaging Corp.*	15,471	488,110
Zynex, Inc.*	11,319	112,850

Total Health Care Equipment & Supplies		12,054,097

Health Care Providers & Services - 2.9%
AdaptHealth Corp.*	38,986	953,598
Addus HomeCare Corp.*	4,072	380,773
Agiliti, Inc.*	36,864	853,770
Apria, Inc.*	56,837	1,852,886
Community Health Systems, Inc.*	176,986	2,355,684
Covetrus, Inc.*	57,514	1,148,555
Cross Country Healthcare, Inc.*	22,061	612,413
Enzo Biochem, Inc.*(a)	57,522	184,646
Fulgent Genetics, Inc.*(a)	50,753	5,105,244
Hanger, Inc.*	14,526	263,356
Innovage Holding Corp.*(a)	28,268	141,340
Joint Corp. (The)*	4,810	315,969
MEDNAX, Inc.*	35,482	965,465
ModivCare, Inc.*	5,622	833,686
National Research Corp.	7,351	305,213
Pennant Group, Inc. (The)*	9,785	225,838
PetIQ, Inc.*	16,343	371,150
RadNet, Inc.*	12,150	365,836
Sharps Compliance Corp.*	13,899	99,100
Signify Health, Inc., Class A*(a)	30,792	437,862
Sonida Senior Living, Inc.*	10,472	298,347
Tivity Health, Inc.*	28,245	746,798
U.S. Physical Therapy, Inc.	2,994	286,077

Total Health Care Providers & Services		19,103,606

Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc.*	63,976	1,180,357
Castlight Health, Inc., Class B*	130,703	201,283
Computer Programs & Systems, Inc.*	10,778	315,795
HealthStream, Inc.*	10,514	277,149
NextGen Healthcare, Inc.*	37,917	674,544
OptimizeRx Corp.*	2,967	184,280
Phreesia, Inc.*	10,090	420,349
Simulations Plus, Inc.(a)	2,197	103,918
UpHealth, Inc.*(a)	105,415	236,130
Vocera Communications, Inc.*	5,703	369,783

Total Health Care Technology		3,963,588

Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment, Inc.*	35,385	460,713
Bally’s Corp.*	14,490	551,489
Biglari Holdings, Inc., Class B*	4,787	682,482
Bloomin’ Brands, Inc.*	90,001	1,888,221
Bluegreen Vacations Holding Corp.*	14,557	510,951
Brinker International, Inc.*	32,392	1,185,223
Century Casinos, Inc.*	17,548	213,735
Cheesecake Factory, Inc. (The)*	13,574	531,422
Chuy’s Holdings, Inc.*	11,341	341,591
Cracker Barrel Old Country Store, Inc.	9,039	1,162,777
Del Taco Restaurants, Inc.	32,002	398,425
Denny’s Corp.*	15,837	253,392
Dine Brands Global, Inc.	9,125	691,766
El Pollo Loco Holdings, Inc.*	14,347	203,584
Everi Holdings, Inc.*	23,365	498,843

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2021

Investments	Shares	Value
Fiesta Restaurant Group, Inc.*	16,129	$177,580
Full House Resorts, Inc.*	14,906	180,512
Golden Entertainment, Inc.*	18,982	959,160
Golden Nugget Online Gaming, Inc.*	19,071	189,756
Jack in the Box, Inc.	14,966	1,309,226
Monarch Casino & Resort, Inc.*	7,667	566,975
Nathan’s Famous, Inc.	1,853	108,197
Noodles & Co.*	12,445	112,876
ONE Group Hospitality, Inc. (The)*	6,659	83,970
RCI Hospitality Holdings, Inc.	4,587	357,235
Ruth’s Hospitality Group, Inc.*(a)	15,952	317,445

Total Hotels, Restaurants & Leisure		13,937,546

Household Durables - 3.7%
Bassett Furniture Industries, Inc.	16,235	272,261
Beazer Homes USA, Inc.*	47,686	1,107,269
Cavco Industries, Inc.*	3,206	1,018,386
Century Communities, Inc.	40,128	3,282,069
Cricut, Inc., Class A*(a)	61,152	1,350,848
Dream Finders Homes, Inc., Class A*(a)	42,782	832,110
Ethan Allen Interiors, Inc.	26,252	690,165
Flexsteel Industries, Inc.	10,708	287,617
GoPro, Inc., Class A*	103,313	1,065,157
Green Brick Partners, Inc.*	42,138	1,278,046
Hamilton Beach Brands Holding Co., Class A	14,775	212,169
Hooker Furnishings Corp.	17,719	412,498
Hovnanian Enterprises, Inc., Class A*	9,225	1,174,250
iRobot Corp.*	9,946	655,243
La-Z-Boy, Inc.	27,680	1,005,061
Landsea Homes Corp.*	34,454	252,203
Legacy Housing Corp.*	19,168	507,377
Lifetime Brands, Inc.	22,934	366,256
Lovesac Co. (The)*	4,898	324,541
M/I Homes, Inc.*	43,457	2,702,156
Tri Pointe Homes, Inc.*	113,208	3,157,371
Tupperware Brands Corp.*	79,466	1,215,035
Universal Electronics, Inc.*	14,807	603,385
Vizio Holding Corp., Class A*	21,446	416,696
VOXX International Corp.*	21,657	220,252

Total Household Durables		24,408,421

Household Products - 0.5%
Central Garden and Pet Co., Class A*	29,568	1,414,829
Energizer Holdings, Inc.	47,966	1,923,437
Oil-Dri Corp. of America	4,783	156,547

Total Household Products		3,494,813

Insurance - 2.4%
Ambac Financial Group, Inc.*	13,791	221,346
AMERISAFE, Inc.	4,523	243,473
BRP Group, Inc., Class A*	9,932	358,645
Citizens, Inc.*	24,190	128,449
CNO Financial Group, Inc.	98,510	2,348,479
Crawford & Co., Class A	10,735	80,405
Donegal Group, Inc., Class A	14,606	208,720
Employers Holdings, Inc.	8,273	342,337
Genworth Financial, Inc., Class A*	864,207	3,500,038
Goosehead Insurance, Inc., Class A	3,616	470,369
HCI Group, Inc.	2,810	234,747
Horace Mann Educators Corp.	20,990	812,313
Independence Holding Co.	4,199	237,999
Investors Title Co.	1,794	353,687
Mercury General Corp.	31,693	1,681,631
National Western Life Group, Inc., Class A	3,407	730,597
Palomar Holdings, Inc.*	2,999	194,245
ProAssurance Corp.	9,746	246,574
Safety Insurance Group, Inc.	7,577	644,272
Selectquote, Inc.*(a)	55,036	498,626
Stewart Information Services Corp.	25,386	2,024,026
Trean Insurance Group, Inc.*	23,799	212,049
Universal Insurance Holdings, Inc.	15,160	257,720

Total Insurance		16,030,747

Interactive Media & Services - 0.3%
Cars.com, Inc.*	52,249	840,686
QuinStreet, Inc.*	21,363	388,593
Travelzoo*(a)	15,909	149,863
Yelp, Inc.*	13,672	495,473

Total Interactive Media & Services		1,874,615

Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc., Class A*	32,303	754,921
Duluth Holdings, Inc., Class B*	21,645	328,571
Groupon, Inc.*(a)	24,328	563,437
Lands’ End, Inc.*	15,026	294,960
Liquidity Services, Inc.*	11,993	264,806
Remark Holdings, Inc.*(a)	185,647	184,069
Waitr Holdings, Inc.*(a)	185,388	137,187

Total Internet & Direct Marketing Retail		2,527,951

IT Services - 1.6%
Brightcove, Inc.*	29,669	303,217
Cass Information Systems, Inc.	6,394	251,412
Conduent, Inc.*	239,247	1,277,579
CSG Systems International, Inc.	18,390	1,059,632
Evo Payments, Inc., Class A*	17,530	448,768
Grid Dynamics Holdings, Inc.*	10,833	411,329
Hackett Group, Inc. (The)	22,768	467,427
I3 Verticals, Inc., Class A*(a)	15,634	356,299
Information Services Group, Inc.	22,084	168,280
Innodata, Inc.*	18,493	109,479
International Money Express, Inc.*	28,747	458,802
MoneyGram International, Inc.*	37,036	292,214

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2021

Investments	Shares	Value
Paya Holdings, Inc.*	66,945	$424,431
PFSweb, Inc.*	12,408	159,815
Repay Holdings Corp.*(a)	31,695	579,068
Shift4 Payments, Inc., Class A*	9,770	565,976
SolarWinds Corp.	114,841	1,629,594
Unisys Corp.*	53,121	1,092,699
Verra Mobility Corp.*	52,617	811,880

Total IT Services		10,867,901

Leisure Products - 1.5%
American Outdoor Brands, Inc.*	13,646	271,965
AMMO, Inc.*(a)	51,541	280,898
Clarus Corp.	9,208	255,246
Escalade, Inc.	11,515	181,822
JAKKS Pacific, Inc.*	17,573	178,541
Johnson Outdoors, Inc., Class A	5,607	525,320
Malibu Boats, Inc., Class A*	14,203	976,172
Marine Products Corp.	28,522	356,525
MasterCraft Boat Holdings, Inc.*	19,869	562,889
Nautilus, Inc.*	47,713	292,481
Smith & Wesson Brands, Inc.	113,104	2,013,251
Sturm Ruger & Co., Inc.	17,590	1,196,472
Vista Outdoor, Inc.*	67,191	3,095,489

Total Leisure Products		10,187,071

Life Sciences Tools & Services - 0.1%
Codexis, Inc.*	12,161	380,275
Harvard Bioscience, Inc.*	27,062	190,787

Total Life Sciences Tools & Services		571,062

Machinery - 3.2%
Alamo Group, Inc.	4,484	659,955
Albany International Corp., Class A	10,842	958,975
Astec Industries, Inc.	5,686	393,869
Barnes Group, Inc.	16,542	770,692
Blue Bird Corp.*(a)	11,536	180,423
CIRCOR International, Inc.*	14,409	391,637
Columbus McKinnon Corp.	11,038	510,618
Commercial Vehicle Group, Inc.*	35,507	286,187
Douglas Dynamics, Inc.	8,219	321,034
Energy Recovery, Inc.*	18,517	397,930
Enerpac Tool Group Corp.	6,598	133,808
EnPro Industries, Inc.	7,944	874,396
ESCO Technologies, Inc.	6,969	627,140
Federal Signal Corp.	24,104	1,044,667
Gorman-Rupp Co. (The)	12,340	549,747
Greenbrier Cos., Inc. (The)	13,973	641,221
Hurco Cos., Inc.	6,602	196,079
Kadant, Inc.	4,036	930,217
Kennametal, Inc.	27,166	975,531
L.B. Foster Co., Class A*	210	2,888
Lindsay Corp.	3,591	545,832
Manitowoc Co., Inc. (The)*	15,571	289,465
Mayville Engineering Co., Inc.*	10,551	157,315
Meritor, Inc.*	59,555	1,475,773
Miller Industries, Inc.	7,839	261,823
Mueller Water Products, Inc., Class A	55,692	801,965
NN, Inc.*	54,091	221,773
Omega Flex, Inc.	1,340	170,113
Park-Ohio Holdings Corp.	10,670	225,884
REV Group, Inc.	37,200	526,380
Shyft Group, Inc. (The)	13,656	670,919
SPX Corp.*	14,326	854,976
Standex International Corp.	6,676	738,766
Tennant Co.	8,594	696,458
Terex Corp.	30,134	1,324,389
Titan International, Inc.*	39,496	432,876
Trinity Industries, Inc.	19,147	578,239
Wabash National Corp.	16,608	324,188

Total Machinery		21,144,148

Media - 2.8%
Advantage Solutions, Inc.*(a)	213,182	1,709,720
AMC Networks, Inc., Class A*	51,647	1,778,723
Boston Omaha Corp., Class A*	25,184	723,536
Daily Journal Corp.*	853	304,291
Entravision Communications Corp., Class A	65,285	442,632
EW Scripps Co. (The), Class A*	85,398	1,652,451
Fluent, Inc.*(a)	35,609	70,862
Gray Television, Inc.	87,378	1,761,540
Hemisphere Media Group, Inc.*	39,434	286,685
John Wiley & Sons, Inc., Class A	25,711	1,472,469
Lee Enterprises, Inc.*	9,012	311,274
Magnite, Inc.*	33,502	586,285
PubMatic, Inc., Class A*	14,543	495,189
Scholastic Corp.	6,228	248,871
Sinclair Broadcast Group, Inc., Class A	43,214	1,142,146
TechTarget, Inc.*	6,047	578,456
Thryv Holdings, Inc.*(a)	36,599	1,505,317
Townsquare Media, Inc., Class A*	20,029	266,987
WideOpenWest, Inc.*	143,411	3,086,205

Total Media		18,423,639

Metals & Mining - 1.4%
Coeur Mining, Inc.*	64,472	324,939
Materion Corp.	8,069	741,864
Olympic Steel, Inc.	19,137	449,720
Ramaco Resources, Inc.*	18,796	255,626
Ryerson Holding Corp.	53,223	1,386,459
Schnitzer Steel Industries, Inc., Class A	27,546	1,430,188
SunCoke Energy, Inc.	47,968	316,109
TimkenSteel Corp.*	71,533	1,180,294
Warrior Met Coal, Inc.	16,543	425,321
Worthington Industries, Inc.	55,078	3,010,563

Total Metals & Mining		9,521,083

Multi-Utilities - 0.2%
Avista Corp.	29,058	1,234,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2021

Investments	Shares	Value
Unitil Corp.	7,851	$361,068

Total Multi-Utilities		1,595,742

Multiline Retail - 0.4%
Big Lots, Inc.	44,064	1,985,083
Franchise Group, Inc.	18,774	979,252

Total Multiline Retail		2,964,335

Oil, Gas & Consumable Fuels - 2.6%
Altus Midstream Co., Class A(a)	6,545	401,274
Arch Resources, Inc.(a)	3,892	355,417
Berry Corp.	34,933	294,136
Brigham Minerals, Inc., Class A	24,689	520,691
CNX Resources Corp.*	179,420	2,467,025
Comstock Resources, Inc.*	222,269	1,798,156
Earthstone Energy, Inc., Class A*	40,260	440,444
Falcon Minerals Corp.	57,169	278,413
Laredo Petroleum, Inc.*(a)	14,442	868,398
NACCO Industries, Inc., Class A	6,897	250,292
Oasis Petroleum, Inc.	15,476	1,949,821
Ranger Oil Corp.*	23,848	641,988
Renewable Energy Group, Inc.*	30,992	1,315,301
REX American Resources Corp.*	3,186	305,856
SandRidge Energy, Inc.*	59,175	618,971
SilverBow Resources, Inc.*	27,907	607,535
VAALCO Energy, Inc.*	87,122	279,662
Vertex Energy, Inc.*(a)	29,063	131,655
W&T Offshore, Inc.*(a)	61,215	197,725
Whiting Petroleum Corp.*	45,202	2,923,665
World Fuel Services Corp.	21,542	570,217

Total Oil, Gas & Consumable Fuels		17,216,642

Paper & Forest Products - 0.4%
Clearwater Paper Corp.*	9,017	330,653
Glatfelter Corp.	23,141	398,025
Neenah, Inc.	7,710	356,819
Schweitzer-Mauduit International, Inc.	22,925	685,458
Verso Corp., Class A	30,835	833,162

Total Paper & Forest Products		2,604,117

Personal Products - 1.2%
BellRing Brands, Inc., Class A*(a)	15,467	441,273
Edgewell Personal Care Co.	30,987	1,416,416
elf Beauty, Inc.*	13,815	458,796
Inter Parfums, Inc.	9,311	995,346
Medifast, Inc.	6,000	1,256,580
Nature’s Sunshine Products, Inc.	15,054	278,499
Nu Skin Enterprises, Inc., Class A	38,835	1,970,876
USANA Health Sciences, Inc.*	11,413	1,154,996
Veru, Inc.*	15,575	91,737

Total Personal Products		8,064,519

Pharmaceuticals - 1.9%
Amneal Pharmaceuticals, Inc.*	218,840	1,048,244
Amphastar Pharmaceuticals, Inc.*	22,374	521,090
ANI Pharmaceuticals, Inc.*(a)	10,234	471,583
Antares Pharma, Inc.*	182,857	652,799
Atea Pharmaceuticals, Inc.*	48,789	436,174
BioDelivery Sciences International, Inc.*	140,490	435,519
Cara Therapeutics, Inc.*	23,794	289,811
Collegium Pharmaceutical, Inc.*	57,952	1,082,543
Corcept Therapeutics, Inc.*(a)	38,275	757,845
Harmony Biosciences Holdings, Inc.*	10,457	445,886
Innoviva, Inc.*	123,659	2,133,118
NGM Biopharmaceuticals, Inc.*	15,038	266,323
Opiant Pharmaceuticals, Inc.*	3,463	116,461
Pacira BioSciences, Inc.*	19,351	1,164,350
Phibro Animal Health Corp., Class A	19,938	407,134
Prestige Consumer Healthcare, Inc.*	27,513	1,668,663
SIGA Technologies, Inc.*	31,728	238,595
Supernus Pharmaceuticals, Inc.*	25,600	746,496

Total Pharmaceuticals		12,882,634

Professional Services - 1.3%
Atlas Technical Consultants, Inc.*	33,911	285,531
Barrett Business Services, Inc.	5,008	345,853
BGSF, Inc.	9,842	141,233
CBIZ, Inc.*	22,610	884,503
CRA International, Inc.	6,163	575,378
First Advantage Corp.*	28,635	545,210
Forrester Research, Inc.*	6,933	407,175
Franklin Covey Co.*	3,514	162,909
Heidrick & Struggles International, Inc.	16,187	707,858
Huron Consulting Group, Inc.*	7,470	372,753
ICF International, Inc.	9,724	997,196
Kelly Services, Inc., Class A	19,472	326,545
Kforce, Inc.	10,752	808,766
ManTech International Corp., Class A	14,780	1,077,905
Mistras Group, Inc.*	19,789	147,032
Resources Connection, Inc.	27,936	498,378
TrueBlue, Inc.*	18,251	505,005
Willdan Group, Inc.*(a)	6,385	224,752

Total Professional Services		9,013,982

Real Estate Management & Development - 1.0%
Douglas Elliman, Inc.*	55,710	640,665
Forestar Group, Inc.*	32,931	716,249
FRP Holdings, Inc.*	3,364	194,439
Marcus & Millichap, Inc.*	18,001	926,332
RE/MAX Holdings, Inc., Class A	8,811	268,647
Realogy Holdings Corp.*	147,729	2,483,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2021

Investments	Shares	Value
RMR Group, Inc. (The), Class A	6,581	$228,229
St. Joe Co. (The)	11,673	607,580
Tejon Ranch Co.*	14,677	280,037

Total Real Estate Management & Development		6,345,503

Road & Rail - 1.2%
ArcBest Corp.	14,181	1,699,593
Covenant Logistics Group, Inc., Class A*	19,934	526,856
Daseke, Inc.*	47,247	474,360
Heartland Express, Inc.	18,417	309,774
Marten Transport Ltd.	36,488	626,134
PAM Transportation Services, Inc.*	7,302	518,515
Schneider National, Inc., Class B	103,895	2,795,814
Universal Logistics Holdings, Inc.	28,525	537,981
US Xpress Enterprises, Inc., Class A*	16,677	97,894
USA Truck, Inc.*	12,626	251,005

Total Road & Rail		7,837,926

Semiconductors & Semiconductor Equipment - 1.1%
ACM Research, Inc., Class A*	4,358	371,607
Amtech Systems, Inc.*	13,670	135,060
Axcelis Technologies, Inc.*	11,890	886,518
AXT, Inc.*	29,730	261,921
Ceva, Inc.*	5,434	234,966
Cohu, Inc.*	35,966	1,369,945
CyberOptics Corp.*	5,799	269,654
Impinj, Inc.*(a)	4,068	360,832
NVE Corp.	3,207	219,038
Photronics, Inc.*	37,690	710,456
Rambus, Inc.*	17,982	528,491
Ultra Clean Holdings, Inc.*	22,567	1,294,443
Veeco Instruments, Inc.*(a)	19,841	564,873

Total Semiconductors & Semiconductor Equipment		7,207,804

Software - 2.9%
8x8, Inc.*	24,496	410,553
A10 Networks, Inc.	32,224	534,274
Agilysys, Inc.*	5,274	234,482
Alkami Technology, Inc.*(a)	21,512	431,531
American Software, Inc., Class A	10,835	283,552
Appfolio, Inc., Class A*	3,656	442,595
Appian Corp.*(a)	8,503	554,481
Asure Software, Inc.*	17,208	134,739
Avaya Holdings Corp.*	105,813	2,095,097
Bottomline Technologies DE, Inc.*	8,938	504,729
Cerence, Inc.*	11,802	904,505
ChannelAdvisor Corp.*	16,993	419,387
CommVault Systems, Inc.*	13,504	930,696
CoreCard Corp.*	3,827	148,488
Ebix, Inc.	24,641	749,086
eGain Corp.*	13,756	137,285
Greenidge Generation Holdings, Inc.*	11,993	192,488
Intapp, Inc.*	12,395	311,858
InterDigital, Inc.	6,830	489,233
KnowBe4, Inc., Class A*	9,881	226,670
LivePerson, Inc.*(a)	15,426	551,017
Mitek Systems, Inc.*	15,072	267,528
Model N, Inc.*	9,866	296,276
Olo, Inc., Class A*(a)	10,159	211,409
ON24, Inc.*	20,365	353,333
Ping Identity Holding Corp.*	16,976	388,411
Progress Software Corp.	27,419	1,323,515
Rimini Street, Inc.*	65,974	393,865
SecureWorks Corp., Class A*	12,173	194,403
SEMrush Holdings, Inc., Class A*	8,246	171,929
Smith Micro Software, Inc.*	20,918	102,916
Sumo Logic, Inc.*	26,125	354,255
Upland Software, Inc.*	30,763	551,888
Vertex, Inc., Class A*	27,752	440,424
Viant Technology, Inc., Class A*	25,661	249,040
Xperi Holding Corp.	158,022	2,988,196
Zuora, Inc., Class A*	21,361	399,023

Total Software		19,373,157

Specialty Retail - 5.4%
Aaron’s Co., Inc. (The)	43,370	1,069,070
Abercrombie & Fitch Co., Class A*	61,157	2,130,098
America’s Car-Mart, Inc.*	6,817	698,061
Arko Corp.*	27,806	243,859
Big 5 Sporting Goods Corp.	42,618	810,168
Buckle, Inc. (The)	37,482	1,585,863
Build-A-Bear Workshop, Inc.	11,357	221,689
Caleres, Inc.	42,491	963,696
Camping World Holdings, Inc., Class A(a)	62,639	2,530,616
Cato Corp. (The), Class A	20,933	359,210
Children’s Place, Inc. (The)*(a)	14,012	1,111,011
Citi Trends, Inc.*(a)	6,703	635,109
Conn’s, Inc.*(a)	39,855	937,390
Container Store Group, Inc. (The)*	70,210	700,696
Destination XL Group, Inc.*	35,588	202,140
Genesco, Inc.*(a)	9,867	633,165
Guess?, Inc.	60,855	1,441,046
Haverty Furniture Cos., Inc.	24,407	746,122
Hibbett, Inc.	17,805	1,280,714
JOANN, Inc.(a)	72,822	755,892
Kirkland’s, Inc.*(a)	20,520	306,364
Lazydays Holdings, Inc.*	23,016	495,765
LMP Automotive Holdings, Inc.*	21,406	149,628
Lumber Liquidators Holdings, Inc.*	20,456	349,184
MarineMax, Inc.*	21,743	1,283,707
Monro, Inc.	9,621	560,616
ODP Corp. (The)*	43,496	1,708,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2021

Investments	Shares	Value
OneWater Marine, Inc., Class A	11,717	$714,385
Party City Holdco, Inc.*(a)	88,238	491,486
Rent-A-Center, Inc.	56,415	2,710,177
Sally Beauty Holdings, Inc.*	99,418	1,835,256
Shoe Carnival, Inc.	26,519	1,036,362
Sleep Number Corp.*	15,736	1,205,378
Sonic Automotive, Inc., Class A	44,955	2,223,025
Tile Shop Holdings, Inc.(a)	20,081	143,177
Tilly’s, Inc., Class A	30,835	496,752
Winmark Corp.	1,749	434,259
Zumiez, Inc.*(a)	21,369	1,025,498

Total Specialty Retail		36,225,157

Technology Hardware, Storage & Peripherals - 0.8%
3D Systems Corp.*(a)	25,267	544,251
Avid Technology, Inc.*	15,532	505,877
Corsair Gaming, Inc.*	60,957	1,280,707
Diebold Nixdorf, Inc.*	93,945	850,202
Eastman Kodak Co.*(a)	70,476	329,828
Immersion Corp.*(a)	55,786	318,538
Quantum Corp.*	27,803	153,473
Super Micro Computer, Inc.*	27,689	1,216,931
Turtle Beach Corp.*(a)	17,265	384,319

Total Technology Hardware, Storage & Peripherals		5,584,126

Textiles, Apparel & Luxury Goods - 1.3%
Fossil Group, Inc.*	34,019	350,056
G-III Apparel Group Ltd.*	32,304	892,883
Lakeland Industries, Inc.*	7,791	169,065
Levi Strauss & Co., Class A	145,716	3,647,271
Movado Group, Inc.	15,346	641,923
Oxford Industries, Inc.	6,125	621,810
Rocky Brands, Inc.	8,803	350,359
Superior Group of Cos., Inc.	17,487	383,665
Unifi, Inc.*	13,876	321,229
Vera Bradley, Inc.*	31,096	264,627
Wolverine World Wide, Inc.	37,724	1,086,828

Total Textiles, Apparel & Luxury Goods		8,729,716

Thrifts & Mortgage Finance - 4.3%
Bridgewater Bancshares, Inc.*	10,590	187,337
Capitol Federal Financial, Inc.	3,402	38,545
Columbia Financial, Inc.*	34,053	710,346
Federal Agricultural Mortgage Corp., Class C	7,161	887,463
Finance Of America Cos., Inc., Class A*(a)	97,173	385,777
Flagstar Bancorp, Inc.	93,961	4,504,490
FS Bancorp, Inc.	7,413	249,299
Hingham Institution For Savings (The)	1,698	712,956
Home Bancorp, Inc.	4,912	203,897
Kearny Financial Corp.	27,299	361,712
Luther Burbank Corp.	27,851	391,028
Merchants Bancorp	36,108	1,708,992
Mr Cooper Group, Inc.*	123,884	5,154,813
NMI Holdings, Inc., Class A*	67,998	1,485,756
Northfield Bancorp, Inc.	17,850	288,456
Northwest Bancshares, Inc.	27,816	393,875
Ocwen Financial Corp.*	4,677	186,940
PCSB Financial Corp.	8,169	155,538
Premier Financial Corp.	22,493	695,259
Provident Bancorp, Inc.	8,669	161,243
Provident Financial Services, Inc.	31,816	770,584
Rocket Cos., Inc., Class A	231,310	3,238,340
Southern Missouri Bancorp, Inc.	6,718	350,478
Territorial Bancorp, Inc.	155	3,914
TrustCo Bank Corp.	5,649	188,168
UWM Holdings Corp.	179,721	1,063,948
Washington Federal, Inc.	49,175	1,641,461
Waterstone Financial, Inc.	35,033	765,821
Western New England Bancorp, Inc.	10,783	94,459
WSFS Financial Corp.	35,333	1,770,890

Total Thrifts & Mortgage Finance		28,751,785

Tobacco - 0.4%
Turning Point Brands, Inc.	13,595	513,619
Universal Corp.	15,608	857,191
Vector Group Ltd.	111,420	1,279,102

Total Tobacco		2,649,912

Trading Companies & Distributors - 2.3%
BlueLinx Holdings, Inc.*	15,621	1,495,867
Boise Cascade Co.	65,478	4,662,034
DXP Enterprises, Inc.*	6,798	174,505
Global Industrial Co.	14,563	595,627
GMS, Inc.*	25,964	1,560,696
H&E Equipment Services, Inc.	10,987	486,394
Hudson Technologies, Inc.*	55,012	244,253
Huttig Building Products, Inc.*	40,961	453,438
Karat Packaging, Inc.*	12,592	254,484
Lawson Products, Inc.*	2,120	116,070
McGrath RentCorp	13,130	1,053,814
MRC Global, Inc.*	25,442	175,041
Rush Enterprises, Inc., Class A	30,053	1,672,149
Titan Machinery, Inc.*	15,815	532,807
Transcat, Inc.*	4,677	432,295
Veritiv Corp.*	10,703	1,311,867
Willis Lease Finance Corp.*	4,572	172,136

Total Trading Companies & Distributors		15,393,477

Water Utilities - 0.3%
Artesian Resources Corp., Class A	8,072	373,976
Global Water Resources, Inc.	9,815	167,836
Middlesex Water Co.	4,456	536,057
Pure Cycle Corp.*	20,441	298,439
SJW Group	6,757	494,612
York Water Co. (The)	3,490	173,732

Total Water Utilities		2,044,652

Wireless Telecommunication Services - 0.4%
Shenandoah Telecommunications Co.	9,018	229,959

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2021

Investments	Shares	Value
Telephone & Data Systems, Inc.	52,601	$1,059,910
United States Cellular Corp.*	34,641	1,091,884

Total Wireless Telecommunication Services		2,381,753

TOTAL COMMON STOCKS (Cost: $561,495,735)		666,847,196

WARRANTS - 0.0%

United States - 0.0%
FTS International, Inc., expiring 11/19/23* (a) (Cost: $0)	14,553	0

TOTAL WARRANTS (Cost: $0)		0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b) (Cost: $6,283,585)	6,283,585	6,283,585

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $567,779,320)		673,130,781
Other Assets less Liabilities - (0.8)%		(5,532,626)

NET ASSETS - 100.0%		$667,598,155

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $30,604,641 and the total market value of the collateral held by the Fund was $32,020,643. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $25,737,058.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$666,847,196	$—	$—	$666,847,196
Warrants	—	0	—	—
Investment of Cash Collateral for Securities Loaned	—	6,283,585	—	6,283,585

Total Investments in Securities	$666,847,196	$6,283,585	$—	$673,130,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 98.7%

Aerospace & Defense - 0.6%
Kaman Corp.	11,886	$512,881
Moog, Inc., Class A	9,162	741,847

Total Aerospace & Defense		1,254,728

Air Freight & Logistics - 0.3%
Forward Air Corp.	5,534	670,112

Auto Components - 2.2%
Dana, Inc.	60,456	1,379,606
LCI Industries	13,464	2,098,634
Patrick Industries, Inc.	8,754	706,360
Standard Motor Products, Inc.	10,593	554,967

Total Auto Components		4,739,567

Automobiles - 0.3%
Winnebago Industries, Inc.	8,224	616,142

Banks - 5.9%
Amalgamated Financial Corp.	13,155	220,609
Bank7 Corp.	4,844	111,412
BankFinancial Corp.	11,440	122,065
Blue Ridge Bankshares, Inc.	7,609	136,201
Cathay General Bancorp	61,871	2,659,834
City Holding Co.	11,954	977,718
Eagle Bancorp Montana, Inc.	3,743	86,014
Enterprise Financial Services Corp.	14,843	698,957
First Bancorp	13,572	620,512
First Bancorp, Inc. (The)	7,093	222,720
First Foundation, Inc.	13,585	337,723
First Mid Bancshares, Inc.	6,957	297,690
Investar Holding Corp.	4,906	90,319
Lakeland Financial Corp.	12,566	1,007,039
Meta Financial Group, Inc.	3,146	187,690
Metrocity Bankshares, Inc.	9,450	260,158
Mid Penn Bancorp, Inc.	5,453	173,078
MVB Financial Corp.	2,653	110,153
OceanFirst Financial Corp.	43,638	968,764
Old Second Bancorp, Inc.	10,346	130,256
Parke Bancorp, Inc.	7,885	167,793
Plumas Bancorp	2,199	74,304
Preferred Bank	9,545	685,236
QCR Holdings, Inc.	2,435	136,360
RBB Bancorp	10,839	283,982
Shore Bancshares, Inc.	9,689	202,016
Stock Yards Bancorp, Inc.	13,652	872,090
Unity Bancorp, Inc.	4,622	121,328
Veritex Holdings, Inc.	21,442	852,963

Total Banks		12,814,984

Beverages - 0.1%
MGP Ingredients, Inc.	3,529	299,930

Building Products - 0.7%
Apogee Enterprises, Inc.	11,521	554,736
CSW Industrials, Inc.	2,123	256,586
Griffon Corp.	19,618	558,721
Quanex Building Products Corp.	10,623	263,238

Total Building Products		1,633,281

Capital Markets - 8.0%
Artisan Partners Asset Management, Inc., Class A	97,004	4,621,270
B. Riley Financial, Inc.	34,157	3,035,191
BGC Partners, Inc., Class A	63,064	293,248
Brightsphere Investment Group, Inc.	4,130	105,728
Diamond Hill Investment Group, Inc.	1,384	268,814
Federated Hermes, Inc., Class B	72,026	2,706,737
Greenhill & Co., Inc.	4,891	87,696
Manning & Napier, Inc.	11,458	95,216
Moelis & Co., Class A	56,318	3,520,438
Oppenheimer Holdings, Inc., Class A	3,141	145,648
Pzena Investment Management, Inc., Class A	5,584	52,880
Silvercrest Asset Management Group, Inc., Class A	10,404	178,637
Value Line, Inc.	3,049	142,754
Victory Capital Holdings, Inc., Class A	30,926	1,129,727
Virtus Investment Partners, Inc.	3,527	1,047,872

Total Capital Markets		17,431,856

Chemicals - 3.6%
AdvanSix, Inc.	6,648	314,118
American Vanguard Corp.	4,665	76,459
Cabot Corp.	35,628	2,002,294
Chase Corp.	2,054	204,496
H.B. Fuller Co.	11,967	969,327
Hawkins, Inc.	6,884	271,574
Innospec, Inc.	7,728	698,148
Minerals Technologies, Inc.	3,068	224,424
NewMarket Corp.	6,257	2,144,399
Northern Technologies International Corp.	3,009	46,038
Stepan Co.	6,667	828,641

Total Chemicals		7,779,918

Commercial Services & Supplies - 4.9%
ABM Industries, Inc.	26,255	1,072,517
ACCO Brands Corp.	80,597	665,731
Acme United Corp.	1,219	41,080
Brady Corp., Class A	19,387	1,044,959
Brink’s Co. (The)	14,863	974,567
Deluxe Corp.	36,178	1,161,676
Ennis, Inc.	32,560	635,897
Healthcare Services Group, Inc.	81,996	1,458,709
HNI Corp.	31,498	1,324,491
Interface, Inc.	2,617	41,741
Kimball International, Inc., Class B	25,908	265,039
MillerKnoll, Inc.	33,897	1,328,423
UniFirst Corp.	2,026	426,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2021

Investments	Shares	Value
VSE Corp.	3,155	$192,266

Total Commercial Services & Supplies		10,633,366

Construction & Engineering - 0.6%
Arcosa, Inc.	3,597	189,562
Argan, Inc.	9,041	349,796
Comfort Systems USA, Inc.	4,972	491,930
Primoris Services Corp.	11,446	274,475

Total Construction & Engineering		1,305,763

Construction Materials - 0.1%
United States Lime & Minerals, Inc.	1,071	138,180

Consumer Finance - 0.9%
Curo Group Holdings Corp.	26,130	418,341
FirstCash Holdings, Inc.	17,944	1,342,391
Regional Management Corp.	5,287	303,791

Total Consumer Finance		2,064,523

Containers & Packaging - 1.2%
Greif, Inc., Class A	34,051	2,055,659
Myers Industries, Inc.	23,377	467,774
TriMas Corp.	3,667	135,679

Total Containers & Packaging		2,659,112

Diversified Consumer Services - 1.1%
Carriage Services, Inc.	4,065	261,949
Graham Holdings Co., Class B	1,072	675,178
Strategic Education, Inc.	23,678	1,369,535

Total Diversified Consumer Services		2,306,662

Electric Utilities - 2.3%
ALLETE, Inc.	50,047	3,320,618
MGE Energy, Inc.	18,094	1,488,232
Via Renewables, Inc.	22,014	251,620

Total Electric Utilities		5,060,470

Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	1,375	50,174
AZZ, Inc.	7,686	424,959
Encore Wire Corp.	589	84,286
EnerSys	9,066	716,758
LSI Industries, Inc.	19,792	135,773
Preformed Line Products Co.	1,407	91,033

Total Electrical Equipment		1,502,983

Electronic Equipment, Instruments & Components - 1.7%
Advanced Energy Industries, Inc.	3,966	361,144
Badger Meter, Inc.	5,968	635,950
Benchmark Electronics, Inc.	21,552	584,059
Methode Electronics, Inc.	11,994	589,745
PC Connection, Inc.	5,207	224,578
Vishay Intertechnology, Inc.	58,247	1,273,862
Wayside Technology Group, Inc.	1,299	45,543

Total Electronic Equipment, Instruments & Components		3,714,881

Energy Equipment & Services - 0.4%
Cactus, Inc., Class A	14,660	558,986
Solaris Oilfield Infrastructure, Inc., Class A	54,507	357,021

Total Energy Equipment & Services		916,007

Entertainment - 0.2%
World Wrestling Entertainment, Inc., Class A	10,520	519,057

Equity Real Estate Investment Trusts (REITs) - 2.6%
Apple Hospitality REIT, Inc.	13,819	223,177
Cedar Realty Trust, Inc.	3,276	82,260
CIM Commercial Trust Corp.	26,141	192,136
EPR Properties	90,442	4,295,091
NexPoint Residential Trust, Inc.	10,829	907,795

Total Equity Real Estate Investment Trusts (REITs)		5,700,459

Food & Staples Retailing - 1.2%
Ingles Markets, Inc., Class A	3,788	327,056
Natural Grocers by Vitamin Cottage, Inc.	16,530	235,552
PriceSmart, Inc.	6,220	455,117
SpartanNash Co.	27,943	719,812
Weis Markets, Inc.	12,101	797,214

Total Food & Staples Retailing		2,534,751

Food Products - 0.7%
J&J Snack Foods Corp.	8,124	1,283,267
John B. Sanfilippo & Son, Inc.	2,120	191,139

Total Food Products		1,474,406

Gas Utilities - 3.6%
Chesapeake Utilities Corp.	6,759	985,530
ONE Gas, Inc.	42,730	3,315,421
RGC Resources, Inc.	2,408	55,408
Spire, Inc.	52,878	3,448,703

Total Gas Utilities		7,805,062

Health Care Equipment & Supplies - 0.5%
Atrion Corp.	498	351,040
CONMED Corp.	3,930	557,117
LeMaitre Vascular, Inc.	4,569	229,501

Total Health Care Equipment & Supplies		1,137,658

Health Care Providers & Services - 2.6%
National HealthCare Corp.	12,062	819,492
National Research Corp.	6,770	281,091
Patterson Cos., Inc.	81,316	2,386,625
Select Medical Holdings Corp.	54,328	1,597,243
U.S. Physical Therapy, Inc.	5,006	478,323

Total Health Care Providers & Services		5,562,774

Health Care Technology - 0.1%
Simulations Plus, Inc.(a)	3,020	142,846

Household Durables - 3.3%
Bassett Furniture Industries, Inc.	9,174	153,848

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2021

Investments	Shares	Value
Century Communities, Inc.	5,721	$467,921
Hamilton Beach Brands Holding Co., Class A	6,317	90,712
Hooker Furnishings Corp.	8,493	197,717
Installed Building Products, Inc.	6,091	851,035
KB Home	28,150	1,259,149
La-Z-Boy, Inc.	19,082	692,867
MDC Holdings, Inc.	63,389	3,539,008

Total Household Durables		7,252,257

Household Products - 1.4%
Energizer Holdings, Inc.	49,255	1,975,126
Oil-Dri Corp. of America	4,560	149,249
WD-40 Co.	3,855	943,087

Total Household Products		3,067,462

Insurance - 3.5%
American Equity Investment Life Holding Co.	22,282	867,215
AMERISAFE, Inc.	8,261	444,690
Crawford & Co., Class A	20,011	149,882
Donegal Group, Inc., Class A	21,622	308,978
Employers Holdings, Inc.	15,449	639,280
HCI Group, Inc.	3,160	263,986
Investors Title Co.	559	110,207
Mercury General Corp.	64,634	3,429,480
Stewart Information Services Corp.	10,794	860,606
Universal Insurance Holdings, Inc.	31,056	527,952

Total Insurance		7,602,276

IT Services - 0.6%
CSG Systems International, Inc.	14,732	848,858
Hackett Group, Inc. (The)	12,062	247,633
Information Services Group, Inc.	14,921	113,698

Total IT Services		1,210,189

Leisure Products - 1.2%
Clarus Corp.	2,523	69,938
Escalade, Inc.	10,856	171,416
Johnson Outdoors, Inc., Class A	2,107	197,405
Marine Products Corp.	32,657	408,212
Smith & Wesson Brands, Inc.	22,039	392,294
Sturm Ruger & Co., Inc.	19,995	1,360,060

Total Leisure Products		2,599,325

Machinery - 8.0%
Alamo Group, Inc.	1,367	201,195
Albany International Corp., Class A	7,780	688,141
Allison Transmission Holdings, Inc.	51,084	1,856,903
Altra Industrial Motion Corp.	9,080	468,256
Astec Industries, Inc.	3,821	264,681
Barnes Group, Inc.	14,940	696,055
Columbus McKinnon Corp.	4,119	190,545
Douglas Dynamics, Inc.	14,908	582,306
Eastern Co. (The)	1,794	45,137
EnPro Industries, Inc.	4,979	548,039
ESCO Technologies, Inc.	1,445	130,036
Federal Signal Corp.	12,171	527,491
Flowserve Corp.	80,045	2,449,377
Gorman-Rupp Co. (The)	10,254	456,816
Graham Corp.	10,394	129,301
Helios Technologies, Inc.	3,363	353,687
Hillenbrand, Inc.	29,540	1,535,785
Kadant, Inc.	1,538	354,478
Kennametal, Inc.	43,206	1,551,527
Lindsay Corp.	1,748	265,696
Miller Industries, Inc.	4,906	163,860
Mueller Industries, Inc.	12,472	740,338
Mueller Water Products, Inc., Class A	64,627	930,629
Omega Flex, Inc.	1,856	235,619
Shyft Group, Inc. (The)	2,355	115,701
Standex International Corp.	3,158	349,464
Tennant Co.	5,517	447,098
Terex Corp.	17,711	778,398
Wabash National Corp.	22,147	432,309

Total Machinery		17,488,868

Marine - 0.6%
Matson, Inc.	14,169	1,275,635

Media - 1.1%
Entravision Communications Corp., Class A	26,100	176,958
Gray Television, Inc.	32,223	649,616
John Wiley & Sons, Inc., Class A	28,009	1,604,075

Total Media		2,430,649

Metals & Mining - 2.0%
Commercial Metals Co.	50,419	1,829,705
Gold Resource Corp.	52,676	82,175
Materion Corp.	2,380	218,817
Schnitzer Steel Industries, Inc., Class A	9,540	495,317
Warrior Met Coal, Inc.	10,537	270,906
Worthington Industries, Inc.	26,653	1,456,853

Total Metals & Mining		4,353,773

Multi-Utilities - 1.6%
Avista Corp.	70,915	3,013,178
Unitil Corp.	12,745	586,143

Total Multi-Utilities		3,599,321

Multiline Retail - 0.4%
Big Lots, Inc.	21,178	954,069

Oil, Gas & Consumable Fuels - 0.7%
Adams Resources & Energy, Inc.	3,965	110,267
Berry Corp.	56,337	474,358
NACCO Industries, Inc., Class A	3,586	130,136
VAALCO Energy, Inc.*	56,900	182,649
World Fuel Services Corp.	27,384	724,854

Total Oil, Gas & Consumable Fuels		1,622,264

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2021

Investments	Shares	Value
Paper & Forest Products - 1.1%
Neenah, Inc.	15,252	$705,863
Schweitzer-Mauduit International, Inc.	42,116	1,259,268
Verso Corp., Class A	12,663	342,154

Total Paper & Forest Products		2,307,285

Personal Products - 2.4%
Edgewell Personal Care Co.	18,070	825,980
Inter Parfums, Inc.	7,765	830,079
Medifast, Inc.	7,667	1,605,700
Nu Skin Enterprises, Inc., Class A	39,274	1,993,155

Total Personal Products		5,254,914

Pharmaceuticals - 0.1%
Phibro Animal Health Corp., Class A	11,317	231,093

Professional Services - 1.1%
Barrett Business Services, Inc.	2,948	203,589
BGSF, Inc.	7,182	103,062
CRA International, Inc.	2,778	259,354
Heidrick & Struggles International, Inc.	6,888	301,212
HireQuest, Inc.	2,431	49,009
ICF International, Inc.	2,819	289,089
Kelly Services, Inc., Class A	10,838	181,753
Kforce, Inc.	7,720	580,698
Resources Connection, Inc.	27,939	498,432

Total Professional Services		2,466,198

Real Estate Management & Development - 0.1%
Newmark Group, Inc., Class A	16,192	302,790

Road & Rail - 1.0%
ArcBest Corp.	2,161	258,996
Heartland Express, Inc.	3,025	50,881
Marten Transport Ltd.	16,132	276,825
Schneider National, Inc., Class B	26,006	699,821
Universal Logistics Holdings, Inc.	13,949	263,078
Werner Enterprises, Inc.	15,242	726,434

Total Road & Rail		2,276,035

Semiconductors & Semiconductor Equipment - 0.8%
CMC Materials, Inc.	8,676	1,663,102

Software - 1.1%
A10 Networks, Inc.	24,075	399,163
Ebix, Inc.	6,814	207,146
InterDigital, Inc.	14,714	1,053,964
Progress Software Corp.	14,875	718,016

Total Software		2,378,289

Specialty Retail - 4.6%
Big 5 Sporting Goods Corp.	25,449	483,785
Buckle, Inc. (The)	33,009	1,396,611
Camping World Holdings, Inc., Class A	51,262	2,070,985
Group 1 Automotive, Inc.	3,057	596,788
Guess?, Inc.	57,669	1,365,602
Haverty Furniture Cos., Inc.	13,884	424,434
Hibbett, Inc.	4,668	335,769
Monro, Inc.	14,476	843,516
Rent-A-Center, Inc.	41,556	1,996,350
Shoe Carnival, Inc.	6,085	237,802
Sonic Automotive, Inc., Class A	6,966	344,469

Total Specialty Retail		10,096,111

Technology Hardware, Storage & Peripherals - 2.2%
Xerox Holdings Corp.	209,686	4,747,291

Textiles, Apparel & Luxury Goods - 2.4%
Kontoor Brands, Inc.	45,810	2,347,763
Levi Strauss & Co., Class A	28,972	725,169
Rocky Brands, Inc.	3,850	153,230
Steven Madden Ltd.	24,018	1,116,116
Superior Group of Cos., Inc.	8,050	176,617
Wolverine World Wide, Inc.	24,804	714,603

Total Textiles, Apparel & Luxury Goods		5,233,498

Thrifts & Mortgage Finance - 2.5%
Federal Agricultural Mortgage Corp., Class C	6,679	827,728
Greene County Bancorp, Inc.	994	36,529
Hingham Institution For Savings (The)	487	204,482
Merchants Bancorp	7,911	374,428
PennyMac Financial Services, Inc.	16,210	1,131,134
Radian Group, Inc.	115,112	2,432,316
Southern Missouri Bancorp, Inc.	4,507	235,130
Timberland Bancorp, Inc.	4,391	121,631

Total Thrifts & Mortgage Finance		5,363,378

Tobacco - 0.0%
Turning Point Brands, Inc.	2,486	93,921

Trading Companies & Distributors - 4.8%
Applied Industrial Technologies, Inc.	11,669	1,198,406
Boise Cascade Co.	6,805	484,516
GATX Corp.	15,708	1,636,616
Global Industrial Co.	15,112	618,081
H&E Equipment Services, Inc.	21,356	945,430
McGrath RentCorp	12,968	1,040,812
MSC Industrial Direct Co., Inc., Class A	40,705	3,421,662
Rush Enterprises, Inc., Class A	18,523	1,030,620

Total Trading Companies & Distributors		10,376,143

Water Utilities - 2.1%
American States Water Co.	11,569	1,196,697
Artesian Resources Corp., Class A	4,082	189,119
California Water Service Group	17,796	1,278,821
Middlesex Water Co.	5,264	633,259
SJW Group	14,145	1,035,414
York Water Co. (The)	6,148	306,048

Total Water Utilities		4,639,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2021

Investments	Shares	Value
Wireless Telecommunication Services - 0.9%
Shenandoah Telecommunications Co.	72	$1,836
Telephone & Data Systems, Inc.	92,673	1,867,361

Total Wireless Telecommunication Services		1,869,197

Total United States		215,174,169

Puerto Rico - 1.1%

Banks - 0.9%
First Bancorp	141,239	1,946,273

IT Services - 0.2%
EVERTEC, Inc.	8,117	405,688

Total Puerto Rico		2,351,961

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $194,419,556)		217,526,130
Other Assets less Liabilities - 0.2%		411,935

NET ASSETS - 100.0%		$217,938,065

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $142,846, which was entirely composed of non-cash U.S. Government securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$217,526,130	$—	$—	$217,526,130

Total Investments in Securities	$217,526,130	$—	$—	$217,526,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.7%

Aerospace & Defense - 1.6%
BWX Technologies, Inc.	6,713	$321,418
General Dynamics Corp.	10,686	2,227,710
Huntington Ingalls Industries, Inc.	2,598	485,151
L3Harris Technologies, Inc.	5,541	1,181,563
Lockheed Martin Corp.	13,916	4,945,886
Northrop Grumman Corp.	6,078	2,352,611
Raytheon Technologies Corp.	56,227	4,838,896

Total Aerospace & Defense		16,353,235

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	6,328	681,083
Expeditors International of Washington, Inc.	3,196	429,191
FedEx Corp.	4,552	1,177,329
United Parcel Service, Inc., Class B	22,441	4,810,004

Total Air Freight & Logistics		7,097,607

Auto Components - 0.1%
BorgWarner, Inc.	4,164	187,672
Dana, Inc.	7,665	174,915
Gentex Corp.	12,727	443,536
LCI Industries	2,107	328,418
Lear Corp.	1,378	252,105

Total Auto Components		1,386,646

Automobiles - 0.3%
Ford Motor Co.	117,977	2,450,382
Harley-Davidson, Inc.	4,815	181,478
Thor Industries, Inc.	1,283	133,137

Total Automobiles		2,764,997

Banks - 7.8%
Associated Banc-Corp.	17,329	391,462
Banc of California, Inc.	4,689	91,998
Bank of America Corp.	249,747	11,111,244
Bank OZK	12,179	566,689
BOK Financial Corp.	5,156	543,906
Cadence Bank	14,847	442,292
CIT Group, Inc.	8,559	439,419
Citigroup, Inc.	105,179	6,351,760
Citizens Community Bancorp, Inc.	22,639	311,739
Citizens Financial Group, Inc.	26,209	1,238,375
Comerica, Inc.	9,075	789,525
Commerce Bancshares, Inc.	7,139	490,735
Cullen/Frost Bankers, Inc.	3,443	434,059
East West Bancorp, Inc.	8,233	647,773
Equity Bancshares, Inc., Class A	6,372	216,202
Fifth Third Bancorp	34,243	1,491,283
First Horizon Corp.	42,922	700,916
First National Corp.	10,657	243,513
First Republic Bank	1,834	378,739
Five Star Bancorp	1,616	48,480
FNB Corp.	36,922	447,864
Great Western Bancorp, Inc.	1,519	51,585
Hanmi Financial Corp.	8,070	191,098
HomeTrust Bancshares, Inc.	10,276	318,351
JPMorgan Chase & Co.	175,595	27,805,468
KeyCorp	58,320	1,348,942
M&T Bank Corp.	7,735	1,187,941
Partners Bancorp	21,192	207,258
People’s United Financial, Inc.	39,606	705,779
PNC Financial Services Group, Inc. (The)	17,635	3,536,170
Prosperity Bancshares, Inc.	6,817	492,869
Regions Financial Corp.	54,339	1,184,590
S&T Bancorp, Inc.	12,232	385,553
Seacoast Banking Corp. of Florida	9,010	318,864
Signature Bank	1,326	428,921
Southern States Bancshares, Inc.	8,480	166,717
SouthState Corp.	5,240	419,776
Summit State Bank	5,729	86,336
Truist Financial Corp.	71,181	4,167,648
U.S. Bancorp	79,049	4,440,182
Umpqua Holdings Corp.	31,814	612,101
Valley National Bancorp	30,967	425,796
Wells Fargo & Co.	106,939	5,130,933
Western Alliance Bancorp	5,018	540,188
Zions Bancorp N.A.	9,001	568,503

Total Banks		82,099,542

Beverages - 3.4%
Brown-Forman Corp., Class B	7,198	524,446
Coca-Cola Co. (The)	310,131	18,362,857
Constellation Brands, Inc., Class A	2,756	691,673
Keurig Dr. Pepper, Inc.	44,661	1,646,205
PepsiCo, Inc.	84,327	14,648,443

Total Beverages		35,873,624

Biotechnology - 3.2%
AbbVie, Inc.	128,807	17,440,468
Amgen, Inc.	30,690	6,904,329
Gilead Sciences, Inc.	121,442	8,817,904

Total Biotechnology		33,162,701

Building Products - 0.3%
A.O. Smith Corp.	4,421	379,543
Carlisle Cos., Inc.	1,577	391,285
Carrier Global Corp.	9,453	512,731
Fortune Brands Home & Security, Inc.	3,744	400,234
Lennox International, Inc.	1,030	334,091
Masco Corp.	9,174	644,198
Owens Corning	3,452	312,406
UFP Industries, Inc.	3,143	289,187

Total Building Products		3,263,675

Capital Markets - 4.9%
Ameriprise Financial, Inc.	3,016	909,807
Apollo Global Management, Inc.	14,898	1,079,062
Ares Management Corp., Class A	6,175	501,842
Artisan Partners Asset Management, Inc., Class A	14,304	681,443

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2021

Investments	Shares	Value
B. Riley Financial, Inc.	6,102	$542,224
Bank of New York Mellon Corp. (The)	31,797	1,846,770
BlackRock, Inc.	4,630	4,239,043
Blackstone, Inc.	51,690	6,688,169
Blue Owl Capital, Inc.	8,812	131,387
Carlyle Group, Inc. (The)	14,623	802,803
CBOE Global Markets, Inc.	3,429	447,142
Charles Schwab Corp. (The)	25,811	2,170,705
CME Group, Inc.	9,764	2,230,683
Cohen & Steers, Inc.	4,475	413,982
Evercore, Inc., Class A	3,311	449,799
FactSet Research Systems, Inc.	657	319,309
Federated Hermes, Inc., Class B	10,373	389,817
Franklin Resources, Inc.	28,074	940,198
Goldman Sachs Group, Inc. (The)	10,058	3,847,688
Hamilton Lane, Inc., Class A	2,994	310,238
Houlihan Lokey, Inc.	3,801	393,480
Intercontinental Exchange, Inc.	9,069	1,240,367
Jefferies Financial Group, Inc.	14,780	573,464
KKR & Co., Inc.	9,617	716,467
MarketAxess Holdings, Inc.	903	371,377
Moelis & Co., Class A	8,826	551,713
Moody’s Corp.	2,459	960,436
Morgan Stanley	76,734	7,532,209
Morningstar, Inc.	582	199,038
MSCI, Inc.	619	379,255
Nasdaq, Inc.	4,630	972,346
Northern Trust Corp.	9,405	1,124,932
Raymond James Financial, Inc.	7,227	725,591
S&P Global, Inc.	3,667	1,730,567
Sculptor Capital Management, Inc.	12,593	268,861
State Street Corp.	13,676	1,271,868
StepStone Group, Inc., Class A	5,923	246,219
T. Rowe Price Group, Inc.	12,138	2,386,816
Victory Capital Holdings, Inc., Class A	8,932	326,286
Virtu Financial, Inc., Class A	16,302	469,987

Total Capital Markets		51,383,390

Chemicals - 1.7%
Air Products & Chemicals, Inc.	7,492	2,279,516
Albemarle Corp.	908	212,263
Ashland Global Holdings, Inc.	2,955	318,135
Cabot Corp.	5,970	335,514
Celanese Corp.	2,878	483,677
CF Industries Holdings, Inc.	6,188	437,987
Chemours Co. (The)	8,230	276,199
Corteva, Inc.	13,444	635,632
Dow, Inc.	56,704	3,216,251
DuPont de Nemours, Inc.	12,579	1,016,132
Eastman Chemical Co.	5,806	702,003
Ecolab, Inc.	4,296	1,007,799
Element Solutions, Inc.	13,996	339,823
FMC Corp.	4,270	469,230
Huntsman Corp.	10,568	368,612
International Flavors & Fragrances, Inc.	8,219	1,238,192
Mosaic Co. (The)	2,849	111,937
Olin Corp.	4,893	281,445
PPG Industries, Inc.	5,488	946,351
RPM International, Inc.	5,583	563,883
Scotts Miracle-Gro Co. (The)	2,097	337,617
Sensient Technologies Corp.	3,700	370,222
Sherwin-Williams Co. (The)	3,896	1,372,015
Valvoline, Inc.	9,571	356,903
Westlake Chemical Corp.	2,623	254,772

Total Chemicals		17,932,110

Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	6,167	251,922
ADT, Inc.	17,786	149,580
Brink’s Co. (The)	2,453	160,843
Cintas Corp.	2,066	915,589
Deluxe Corp.	8,293	266,288
Healthcare Services Group, Inc.	17,749	315,755
Pitney Bowes, Inc.	37,866	251,052
Republic Services, Inc.	11,683	1,629,194
Rollins, Inc.	9,440	322,942
Waste Management, Inc.	15,036	2,509,509

Total Commercial Services & Supplies		6,772,674

Communications Equipment - 1.2%
Cisco Systems, Inc.	173,439	10,990,830
Juniper Networks, Inc.	17,958	641,280
Motorola Solutions, Inc.	4,657	1,265,307

Total Communications Equipment		12,897,417

Consumer Finance - 0.7%
Ally Financial, Inc.	8,314	395,830
American Express Co.	12,472	2,040,419
Capital One Financial Corp.	12,384	1,796,795
Discover Financial Services	7,120	822,787
FirstCash Holdings, Inc.	4,371	326,994
Navient Corp.	10,597	224,868
OneMain Holdings, Inc.	14,090	705,064
SLM Corp.	13,767	270,797
Synchrony Financial	13,249	614,621

Total Consumer Finance		7,198,175

Containers & Packaging - 0.4%
Avery Dennison Corp.	1,402	303,631
Ball Corp.	4,729	455,261
Crown Holdings, Inc.	1,860	205,753
Graphic Packaging Holding Co.	10,207	199,037
Greif, Inc., Class A	5,031	303,721
International Paper Co.	20,381	957,499
Packaging Corp. of America	4,551	619,619
Sealed Air Corp.	4,016	270,960
Sonoco Products Co.	7,982	462,078
WestRock Co.	6,715	297,877

Total Containers & Packaging		4,075,436

Distributors - 0.1%
Genuine Parts Co.	5,542	776,988
LKQ Corp.	5,314	319,000
Pool Corp.	561	317,526

Total Distributors		1,413,514

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2021

Investments	Shares	Value
Diversified Consumer Services - 0.1%
H&R Block, Inc.	16,456	$387,703
Service Corp. International	6,695	475,278

Total Diversified Consumer Services		862,981

Diversified Financial Services - 0.0%
Voya Financial, Inc.	5,410	358,737

Diversified Telecommunication Services - 1.7%
Cogent Communications Holdings, Inc.	7,248	530,409
Verizon Communications, Inc.	330,966	17,196,993

Total Diversified Telecommunication Services		17,727,402

Electric Utilities - 3.9%
Alliant Energy Corp.	14,430	887,012
American Electric Power Co., Inc.	29,605	2,633,957
Avangrid, Inc.	23,851	1,189,688
Duke Energy Corp.	46,938	4,923,796
Edison International	22,322	1,523,476
Entergy Corp.	11,505	1,296,038
Evergy, Inc.	20,008	1,372,749
Eversource Energy	17,202	1,565,038
Exelon Corp.	64,231	3,709,983
FirstEnergy Corp.	47,279	1,966,334
IDACORP, Inc.	5,169	585,699
NextEra Energy, Inc.	80,476	7,513,239
NRG Energy, Inc.	11,508	495,765
OGE Energy Corp.	26,775	1,027,625
PPL Corp.	64,036	1,924,922
Southern Co. (The)	100,197	6,871,510
Xcel Energy, Inc.	25,839	1,749,300

Total Electric Utilities		41,236,131

Electrical Equipment - 0.4%
AMETEK, Inc.	3,046	447,884
Emerson Electric Co.	21,083	1,960,087
Hubbell, Inc.	2,729	568,369
Rockwell Automation, Inc.	2,531	882,939

Total Electrical Equipment		3,859,279

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	9,549	835,155
Avnet, Inc.	9,130	376,430
CDW Corp.	3,555	727,993
Corning, Inc.	33,504	1,247,354
Jabil, Inc.	3,399	239,120
National Instruments Corp.	10,330	451,111
Richardson Electronics Ltd.	11,496	155,426
TD SYNNEX Corp.	1,448	165,593
Vishay Intertechnology, Inc.	13,486	294,939
Wayside Technology Group, Inc.	1,570	55,044

Total Electronic Equipment, Instruments & Components		4,548,165

Energy Equipment & Services - 0.1%
Baker Hughes Co.	36,375	875,182
Halliburton Co.	4,601	105,225
NOV, Inc.	25,267	342,368

Total Energy Equipment & Services		1,322,775

Entertainment - 0.1%
Activision Blizzard, Inc.	9,064	603,028
Electronic Arts, Inc.	2,306	304,162
Warner Music Group Corp., Class A	5,185	223,888

Total Entertainment		1,131,078

Equity Real Estate Investment Trusts (REITs) - 5.0%
Agree Realty Corp.	5,482	391,196
Alexandria Real Estate Equities, Inc.	3,403	758,733
American Tower Corp.	11,859	3,468,757
Americold Realty Trust	8,548	280,289
Apartment Income REIT Corp.	7,174	392,203
AvalonBay Communities, Inc.	5,882	1,485,734
Boston Properties, Inc.	5,792	667,123
Brixmor Property Group, Inc.	22,334	567,507
Broadstone Net Lease, Inc.	17,579	436,311
Camden Property Trust	3,111	555,873
Crown Castle International Corp.	18,724	3,908,448
CubeSmart	13,248	753,944
Digital Realty Trust, Inc.	7,717	1,364,906
Duke Realty Corp.	11,567	759,258
EPR Properties	8,772	416,582
Equinix, Inc.	1,298	1,097,900
Equity LifeStyle Properties, Inc.	6,704	587,673
Equity Residential	15,925	1,441,212
Essential Properties Realty Trust, Inc.	13,168	379,633
Essex Property Trust, Inc.	2,116	745,319
Extra Space Storage, Inc.	4,434	1,005,321
Federal Realty Investment Trust	3,920	534,374
First Industrial Realty Trust, Inc.	6,350	420,370
Gaming and Leisure Properties, Inc.	23,130	1,125,506
Healthcare Trust of America, Inc., Class A	17,994	600,820
Healthpeak Properties, Inc.	20,935	755,544
Highwoods Properties, Inc.	11,439	510,065
Industrial Logistics Properties Trust	14,055	352,078
Innovative Industrial Properties, Inc.	706	185,614
Invitation Homes, Inc.	13,260	601,208
Iron Mountain, Inc.	17,982	940,998
Kilroy Realty Corp.	8,136	540,719
Kimco Realty Corp.	23,526	579,916
Kite Realty Group Trust	16,923	368,583
Lamar Advertising Co., Class A	5,455	661,691
Life Storage, Inc.	4,287	656,683
LXP Industrial Trust	23,172	361,947
Macerich Co. (The)	8,745	151,114
Mid-America Apartment Communities, Inc.	4,093	939,098
National Retail Properties, Inc.	16,162	776,907
National Storage Affiliates Trust	6,123	423,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2021

Investments	Shares	Value
Omega Healthcare Investors, Inc.	22,065	$652,903
PotlatchDeltic Corp.	6,138	369,630
Prologis, Inc.	11,416	1,921,998
Public Storage	6,481	2,427,523
Rayonier, Inc.	10,958	442,265
Realty Income Corp.	21,797	1,560,447
Regency Centers Corp.	7,162	539,657
SBA Communications Corp.	125	48,627
Simon Property Group, Inc.	18,290	2,922,193
SL Green Realty Corp.	7,488	536,890
Spirit Realty Capital, Inc.	14,249	686,659
STAG Industrial, Inc.	12,757	611,826
STORE Capital Corp.	22,115	760,756
Sun Communities, Inc.	3,125	656,156
Tanger Factory Outlet Centers, Inc.	13,261	255,672
UDR, Inc.	10,042	602,420
Uniti Group, Inc.	19,832	277,846
Ventas, Inc.	13,476	688,893
VICI Properties, Inc.	24,288	731,312
W.P. Carey, Inc.	15,169	1,244,616
Welltower, Inc.	10,998	943,298
Weyerhaeuser Co.	16,892	695,613

Total Equity Real Estate Investment Trusts (REITs)		52,528,069

Food & Staples Retailing - 1.9%
Albertsons Cos., Inc., Class A	14,965	451,793
Costco Wholesale Corp.	6,564	3,726,383
Kroger Co. (The)	22,314	1,009,932
SpartanNash Co.	11,139	286,941
Sysco Corp.	19,726	1,549,477
Walgreens Boots Alliance, Inc.	52,759	2,751,909
Walmart, Inc.	70,962	10,267,492

Total Food & Staples Retailing		20,043,927

Food Products - 2.0%
Archer-Daniels-Midland Co.	29,733	2,009,653
B&G Foods, Inc.	13,243	406,957
Cal-Maine Foods, Inc.	5,553	205,405
Campbell Soup Co.	18,562	806,705
Conagra Brands, Inc.	28,745	981,642
Flowers Foods, Inc.	24,144	663,236
General Mills, Inc.	29,529	1,989,664
Hershey Co. (The)	7,128	1,379,054
Hormel Foods Corp.	24,485	1,195,113
Ingredion, Inc.	4,910	474,502
J.M. Smucker Co. (The)	6,290	854,308
Kellogg Co.	19,700	1,269,074
Kraft Heinz Co. (The)	86,740	3,113,966
McCormick & Co., Inc., Non-Voting Shares	7,468	721,484
Mondelez International, Inc., Class A	49,206	3,262,850
Tyson Foods, Inc., Class A	14,434	1,258,067

Total Food Products		20,591,680

Gas Utilities - 0.3%
Atmos Energy Corp.	8,134	852,199
National Fuel Gas Co.	9,633	615,934
New Jersey Resources Corp.	10,627	436,345
South Jersey Industries, Inc.	17,181	448,768
UGI Corp.	19,965	916,593

Total Gas Utilities		3,269,839

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	57,043	8,028,232
Baxter International, Inc.	11,510	988,018
Becton, Dickinson and Co.	6,355	1,598,156
Dentsply Sirona, Inc.	5,066	282,632
ResMed, Inc.	1,685	438,909
Stryker Corp.	5,903	1,578,580
Zimmer Biomet Holdings, Inc.	2,359	299,687

Total Health Care Equipment & Supplies		13,214,214

Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	4,782	635,480
Anthem, Inc.	4,242	1,966,337
Cardinal Health, Inc.	18,287	941,598
Cigna Corp.	9,613	2,207,433
CVS Health Corp.	43,537	4,491,277
Encompass Health Corp.	6,143	400,892
HCA Healthcare, Inc.	3,404	874,556
Humana, Inc.	1,328	616,006
McKesson Corp.	1,924	478,249
Patterson Cos., Inc.	12,175	357,336
Premier, Inc., Class A	11,456	471,643
Quest Diagnostics, Inc.	4,617	798,787
Select Medical Holdings Corp.	5,524	162,406
UnitedHealth Group, Inc.	18,660	9,369,932
Universal Health Services, Inc., Class B	1,214	157,407

Total Health Care Providers & Services		23,929,339

Health Care Technology - 0.1%
Cerner Corp.	7,148	663,835

Hotels, Restaurants & Leisure - 1.8%
Aramark	5,409	199,322
Choice Hotels International, Inc.	1,137	177,361
Darden Restaurants, Inc.	5,311	800,049
Dine Brands Global, Inc.	3,107	235,542
Domino’s Pizza, Inc.	346	195,258
Jack in the Box, Inc.	3,094	270,663
Marriott Vacations Worldwide Corp.	345	58,298
McDonald’s Corp.	36,972	9,911,084
Papa John’s International, Inc.	1,917	255,862
Starbucks Corp.	30,323	3,546,881
Texas Roadhouse, Inc.	4,317	385,422
Travel + Leisure Co.	4,502	248,825
Vail Resorts, Inc.	579	189,854
Wendy’s Co. (The)	16,761	399,750
Wyndham Hotels & Resorts, Inc.	3,214	288,135
Yum! Brands, Inc.	9,669	1,342,637

Total Hotels, Restaurants & Leisure		18,504,943

Household Durables - 0.4%
D.R. Horton, Inc.	4,666	506,028
Leggett & Platt, Inc.	11,933	491,162
Lennar Corp., Class A	4,169	484,271
MDC Holdings, Inc.	7,942	443,402
Newell Brands, Inc.	28,822	629,472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2021

Investments	Shares	Value
PulteGroup, Inc.	5,589	$319,467
Tempur Sealy International, Inc.	3,393	159,573
Toll Brothers, Inc.	3,694	267,409
Whirlpool Corp.	2,162	507,335

Total Household Durables		3,808,119

Household Products - 2.9%
Church & Dwight Co., Inc.	4,453	456,433
Clorox Co. (The)	5,215	909,287
Colgate-Palmolive Co.	44,083	3,762,043
Energizer Holdings, Inc.	7,952	318,875
Kimberly-Clark Corp.	16,524	2,361,610
Procter & Gamble Co. (The)	130,186	21,295,826
Reynolds Consumer Products, Inc.	16,947	532,136
Spectrum Brands Holdings, Inc.	2,287	232,634

Total Household Products		29,868,844

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp. (The)	20,801	505,465
Clearway Energy, Inc., Class A	9,142	306,074
Clearway Energy, Inc., Class C	12,502	450,447

Total Independent Power & Renewable Electricity Producers		1,261,986

Industrial Conglomerates - 1.0%
3M Co.	30,296	5,381,478
General Electric Co.	5,317	502,297
Honeywell International, Inc.	20,780	4,332,838
Roper Technologies, Inc.	995	489,401

Total Industrial Conglomerates		10,706,014

Insurance - 2.7%
Aflac, Inc.	30,428	1,776,691
Allstate Corp. (The)	13,492	1,587,334
American Financial Group, Inc.	4,385	602,148
American International Group, Inc.	28,887	1,642,515
Arthur J. Gallagher & Co.	3,953	670,706
Assurant, Inc.	2,878	448,565
Brown & Brown, Inc.	5,273	370,586
Cincinnati Financial Corp.	9,780	1,114,235
CNA Financial Corp.	19,542	861,411
CNO Financial Group, Inc.	12,747	303,889
Fidelity National Financial, Inc.	23,502	1,226,334
First American Financial Corp.	9,541	746,392
Hanover Insurance Group, Inc. (The)	3,363	440,755
Hartford Financial Services Group, Inc. (The)	13,859	956,825
Kemper Corp.	5,950	349,801
Lincoln National Corp.	7,548	515,227
Marsh & McLennan Cos., Inc.	14,728	2,560,021
Mercury General Corp.	10,312	547,155
MetLife, Inc.	41,060	2,565,839
Old Republic International Corp.	34,450	846,781
Primerica, Inc.	2,524	386,854
Principal Financial Group, Inc.	17,067	1,234,456
Progressive Corp. (The)	6,195	635,917
Prudential Financial, Inc.	24,539	2,656,101
Reinsurance Group of America, Inc.	4,953	542,304
Travelers Cos., Inc. (The)	10,302	1,611,542
Unum Group	21,509	528,476
W.R. Berkley Corp.	5,298	436,502

Total Insurance		28,165,362

Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	10,659	708,823

IT Services - 1.4%
Alliance Data Systems Corp.	695	46,266
Automatic Data Processing, Inc.	12,028	2,965,864
Broadridge Financial Solutions, Inc.	2,618	478,623
Cognizant Technology Solutions Corp., Class A	9,285	823,765
Concentrix Corp.	799	142,717
Jack Henry & Associates, Inc.	2,530	422,485
MasterCard, Inc., Class A	8,808	3,164,891
MAXIMUS, Inc.	3,946	314,378
Paychex, Inc.	18,051	2,463,961
Switch, Inc., Class A	3,609	103,362
Visa, Inc., Class A	19,313	4,185,320

Total IT Services		15,111,632

Leisure Products - 0.2%
Brunswick Corp.	3,150	317,299
Hasbro, Inc.	6,606	672,359
Polaris, Inc.	2,314	254,332
Sturm Ruger & Co., Inc.	5,094	346,494

Total Leisure Products		1,590,484

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	3,979	635,247
Danaher Corp.	4,471	1,471,004
Thermo Fisher Scientific, Inc.	1,554	1,036,891
West Pharmaceutical Services, Inc.	406	190,418

Total Life Sciences Tools & Services		3,333,560

Machinery - 1.9%
Allison Transmission Holdings, Inc.	8,453	307,267
Caterpillar, Inc.	18,445	3,813,319
Crane Co.	4,348	442,322
Cummins, Inc.	5,597	1,220,930
Deere & Co.	5,568	1,909,211
Donaldson Co., Inc.	7,951	471,176
Dover Corp.	4,509	818,834
Flowserve Corp.	11,652	356,551
Fortive Corp.	2,868	218,800
Illinois Tool Works, Inc.	15,297	3,775,300
Kennametal, Inc.	8,312	298,484
Lincoln Electric Holdings, Inc.	3,788	528,312
Mueller Industries, Inc.	4,716	279,942
Oshkosh Corp.	3,184	358,869
Otis Worldwide Corp.	9,980	868,959
PACCAR, Inc.	7,961	702,638
Parker-Hannifin Corp.	2,388	759,671
Snap-on, Inc.	3,076	662,509
Stanley Black & Decker, Inc.	4,233	798,428

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2021

Investments	Shares	Value
Timken Co. (The)	4,969	$344,302
Toro Co. (The)	4,543	453,891
Trinity Industries, Inc.	11,974	361,615
Xylem, Inc.	3,132	375,589

Total Machinery		20,126,919

Marine - 0.0%
Matson, Inc.	3,529	317,716

Media - 1.1%
Comcast Corp., Class A	135,281	6,808,693
Fox Corp., Class A	3,989	147,194
Fox Corp., Class B	11,512	394,516
Gray Television, Inc.	11,558	233,009
Interpublic Group of Cos., Inc. (The)	17,066	639,121
John Wiley & Sons, Inc., Class A	6,394	366,184
New York Times Co. (The), Class A	2,079	100,416
News Corp., Class A	525	11,713
News Corp., Class B	11,960	269,100
Nexstar Media Group, Inc., Class A	2,146	324,003
Omnicom Group, Inc.	12,462	913,091
Sirius XM Holdings, Inc.	79,208	502,971
TEGNA, Inc.	17,346	321,942

Total Media		11,031,953

Metals & Mining - 0.6%
Alcoa Corp.	1,395	83,114
Commercial Metals Co.	9,617	349,001
Freeport-McMoRan, Inc.	15,225	635,339
Newmont Corp.	51,016	3,164,012
Nucor Corp.	5,683	648,715
Reliance Steel & Aluminum Co.	3,928	637,200
Steel Dynamics, Inc.	4,777	296,508
United States Steel Corp.	1,282	30,525

Total Metals & Mining		5,844,414

Multi-Utilities - 1.7%
Ameren Corp.	12,380	1,101,944
CenterPoint Energy, Inc.	23,983	669,365
CMS Energy Corp.	22,603	1,470,325
Consolidated Edison, Inc.	21,858	1,864,924
Dominion Energy, Inc.	42,369	3,328,509
DTE Energy Co.	10,716	1,280,991
MDU Resources Group, Inc.	21,685	668,765
NiSource, Inc.	25,944	716,314
Public Service Enterprise Group, Inc.	26,294	1,754,599
Sempra Energy	16,944	2,241,352
WEC Energy Group, Inc.	24,082	2,337,640

Total Multi-Utilities		17,434,728

Multiline Retail - 0.5%
Big Lots, Inc.	4,937	222,412
Dollar General Corp.	2,620	617,874
Franchise Group, Inc.	6,080	317,133
Kohl’s Corp.	4,066	200,820
Macy’s, Inc.	8,624	225,776
Target Corp.	16,889	3,908,790

Total Multiline Retail		5,492,805

Oil, Gas & Consumable Fuels - 6.6%
Antero Midstream Corp.	68,343	661,560
APA Corp.	9,613	258,493
California Resources Corp.	4,267	182,244
Cheniere Energy, Inc.	6,191	627,891
Chesapeake Energy Corp.	5,313	342,795
Chevron Corp.	141,442	16,598,219
Civitas Resources, Inc.	5,802	284,124
ConocoPhillips	51,179	3,694,100
Continental Resources, Inc.	14,215	636,263
Coterra Energy, Inc.	36,639	696,141
Devon Energy Corp.	124,250	5,473,212
Diamondback Energy, Inc.	5,048	544,427
DTE Midstream LLC	8,390	402,552
EOG Resources, Inc.	31,060	2,759,060
Equitrans Midstream Corp.	43,923	454,164
Exxon Mobil Corp.	378,593	23,166,106
Falcon Minerals Corp.	55,631	270,923
Hess Corp.	6,630	490,819
HollyFrontier Corp.	13,179	432,008
Kinder Morgan, Inc.	232,429	3,686,324
Magnolia Oil & Gas Corp., Class A	8,891	167,773
Marathon Oil Corp.	16,124	264,756
Marathon Petroleum Corp.	33,913	2,170,093
Murphy Oil Corp.	7,685	200,655
Northern Oil and Gas, Inc.	11,120	228,850
Oasis Petroleum, Inc.	2,388	300,864
Occidental Petroleum Corp.	976	28,294
ONEOK, Inc.	40,144	2,358,861
Ovintiv, Inc.	9,612	323,924
PDC Energy, Inc.	3,737	182,291
Pioneer Natural Resources Co.	5,045	917,585
Targa Resources Corp.	4,382	228,916
Texas Pacific Land Corp.	139	173,593

Total Oil, Gas & Consumable Fuels		69,207,880

Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	1,631	127,789
Verso Corp., Class A	10,804	291,924

Total Paper & Forest Products		419,713

Personal Products - 0.2%
Edgewell Personal Care Co.	5,825	266,261
Estee Lauder Cos., Inc. (The), Class A	2,153	797,041
Inter Parfums, Inc.	539	57,619
Medifast, Inc.	1,159	242,729
Nu Skin Enterprises, Inc., Class A	7,017	356,113

Total Personal Products		1,719,763

Pharmaceuticals - 7.5%
Bristol-Myers Squibb Co.	120,114	7,489,108
Eli Lilly & Co.	21,341	5,894,811
Johnson & Johnson	162,832	27,855,670
Merck & Co., Inc.	150,345	11,522,441
Organon & Co.	19,374	589,938
Pfizer, Inc.	401,015	23,679,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2021

Investments	Shares	Value
Zoetis, Inc.	5,827	$1,421,963

Total Pharmaceuticals		78,453,867

Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	4,150	351,878
Equifax, Inc.	1,311	383,848
Exponent, Inc.	2,435	284,238
Insperity, Inc.	2,160	255,118
Jacobs Engineering Group, Inc.	1,093	152,178
Leidos Holdings, Inc.	3,613	321,196
ManpowerGroup, Inc.	3,652	355,449
Robert Half International, Inc.	3,624	404,148
Science Applications International Corp.	3,950	330,181
TransUnion	616	73,045
Verisk Analytics, Inc.	2,302	526,536

Total Professional Services		3,437,815

Real Estate Management & Development - 0.0%
Douglas Elliman, Inc.*	957	11,005
Kennedy-Wilson Holdings, Inc.	17,426	416,133

Total Real Estate Management & Development		427,138

Road & Rail - 1.1%
CSX Corp.	34,639	1,302,426
JB Hunt Transport Services, Inc.	2,092	427,605
Knight-Swift Transportation Holdings, Inc.	2,613	159,236
Norfolk Southern Corp.	5,925	1,763,932
Old Dominion Freight Line, Inc.	743	266,276
Ryder System, Inc.	4,685	386,185
Union Pacific Corp.	26,457	6,665,312

Total Road & Rail		10,970,972

Semiconductors & Semiconductor Equipment - 4.1%
Amkor Technology, Inc.	6,482	160,689
Analog Devices, Inc.	13,079	2,298,896
Applied Materials, Inc.	8,756	1,377,844
Broadcom, Inc.	16,453	10,947,991
Intel Corp.	173,706	8,945,859
KLA Corp.	2,476	1,064,952
Lam Research Corp.	1,951	1,403,062
Marvell Technology, Inc.	4,433	387,843
Microchip Technology, Inc.	8,987	782,408
Micron Technology, Inc.	7,873	733,370
Monolithic Power Systems, Inc.	512	252,585
NVIDIA Corp.	2,707	796,156
Power Integrations, Inc.	3,055	283,779
QUALCOMM, Inc.	26,973	4,932,553
Skyworks Solutions, Inc.	3,825	593,410
Teradyne, Inc.	686	112,182
Texas Instruments, Inc.	34,967	6,590,230
Universal Display Corp.	844	139,285
Xilinx, Inc.	2,775	588,383

Total Semiconductors & Semiconductor Equipment		42,391,477

Software - 5.2%
A10 Networks, Inc.	3,411	56,554
Bentley Systems, Inc., Class B	1,245	60,171
CDK Global, Inc.	7,147	298,316
Citrix Systems, Inc.	4,055	383,562
Dolby Laboratories, Inc., Class A	4,058	386,403
InterDigital, Inc.	3,837	274,844
Intuit, Inc.	1,823	1,172,590
Microsoft Corp.	134,787	45,331,564
NortonLifeLock, Inc.	17,698	459,794
Oracle Corp.	59,330	5,174,169
SS&C Technologies Holdings, Inc.	4,070	333,659

Total Software		53,931,626

Specialty Retail - 2.7%
Advance Auto Parts, Inc.	1,751	420,030
American Eagle Outfitters, Inc.(a)	5,378	136,171
Bath & Body Works, Inc.	455	31,754
Best Buy Co., Inc.	9,688	984,301
Big 5 Sporting Goods Corp.	9,413	178,941
Buckle, Inc. (The)	5,450	230,589
Camping World Holdings, Inc., Class A	5,473	221,109
Dick’s Sporting Goods, Inc.(a)	2,159	248,263
Foot Locker, Inc.	3,861	168,455
Gap, Inc. (The)	12,015	212,065
Guess?, Inc.	9,738	230,596
Home Depot, Inc. (The)	38,828	16,114,008
Lithia Motors, Inc.	166	49,294
Lowe’s Cos., Inc.	19,774	5,111,184
Penske Automotive Group, Inc.	3,472	372,268
Rent-A-Center, Inc.	4,716	226,557
Ross Stores, Inc.	4,769	545,001
TJX Cos., Inc. (The)	25,204	1,913,488
Tractor Supply Co.	1,635	390,111
Williams-Sonoma, Inc.	2,693	455,467

Total Specialty Retail		28,239,652

Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	205,453	36,482,289
Hewlett Packard Enterprise Co.	56,466	890,469
HP, Inc.	44,310	1,669,158
NetApp, Inc.	8,267	760,481
Xerox Holdings Corp.	20,228	457,962

Total Technology Hardware, Storage & Peripherals		40,260,359

Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	3,136	317,426
Hanesbrands, Inc.	20,441	341,773
Kontoor Brands, Inc.	5,381	275,776
NIKE, Inc., Class B	14,330	2,388,381
Ralph Lauren Corp.	2,046	243,188
Steven Madden Ltd.	5,782	268,690
Tapestry, Inc.	7,617	309,250
VF Corp.	14,940	1,093,907
Wolverine World Wide, Inc.	7,770	223,854

Total Textiles, Apparel & Luxury Goods		5,462,245

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2021

Investments	Shares	Value
Thrifts & Mortgage Finance - 0.3%
Guaranty Federal Bancshares, Inc.	1,615	$51,583
MGIC Investment Corp.	25,537	368,244
New York Community Bancorp, Inc.	57,060	696,703
PennyMac Financial Services, Inc.	3,321	231,739
Radian Group, Inc.	20,936	442,378
TFS Financial Corp.	38,566	689,174
UWM Holdings Corp.	38,107	225,593
Walker & Dunlop, Inc.	2,123	320,318

Total Thrifts & Mortgage Finance		3,025,732

Tobacco - 3.5%
Altria Group, Inc.	348,701	16,524,941
Philip Morris International, Inc.	201,069	19,101,555
Universal Corp.	7,725	424,257
Vector Group Ltd.	30,682	352,229

Total Tobacco		36,402,982

Trading Companies & Distributors - 0.4%
Air Lease Corp.	3,575	158,122
Applied Industrial Technologies, Inc.	3,139	322,375
Fastenal Co.	18,074	1,157,821
H&E Equipment Services, Inc.	5,941	263,008
Herc Holdings, Inc.	477	74,674
MSC Industrial Direct Co., Inc., Class A	5,147	432,657
Rush Enterprises, Inc., Class A	5,125	285,155
W.W. Grainger, Inc.	1,251	648,318
Watsco, Inc.	2,645	827,568

Total Trading Companies & Distributors		4,169,698

Water Utilities - 0.2%
American Water Works Co., Inc.	7,086	1,338,262
Essential Utilities, Inc.	12,595	676,226

Total Water Utilities		2,014,488

Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	16,399	330,440

Total United States		1,043,136,343

Puerto Rico - 0.1%

Banks - 0.1%
First Bancorp	29,218	402,624
Popular, Inc.	6,858	562,630

Total Banks		965,254

Total Puerto Rico		965,254

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $742,316,395)		1,044,101,597
Other Assets less Liabilities - 0.2%		2,032,662

NET ASSETS - 100.0%		$1,046,134,259

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2021. At December 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $384,434, which was entirely composed of non-cash U.S. Government securities. The Fund also had securities on loan having a total market value of $2,040 that were sold and pending settlement.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,044,101,597	$—	$—	$1,044,101,597

Total Investments in Securities	$1,044,101,597	$—	$—	$1,044,101,597

See Notes to Schedule of Investments.

Abbreviations used in the preceding schedules of investments and related tables are as follows:

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
BRL	Brazilian real
CHF	Swiss franc
CLP	Chilean peso
CNY	Chinese yuan
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
HUF	Hungary forint
IDR	Indonesian rupiah
ILS	Israeli new shekel
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PHP	Philippine peso
RUB	Russian ruble
SEK	Swedish krona
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish new lira
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

Notes to Schedule of Investments (unaudited)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less), if any, generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time for all Funds except for Forward Contracts in certain Asian currencies (Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, New Taiwan dollar, and the Thai baht) which are valued daily using WM/Reuters closing forward rates as of 2:00 pm Singapore time.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended December 31, 2021, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Additional Information - Effective January 3, 2022, the WisdomTree U.S. Quality Shareholder Yield Fund was renamed the WisdomTree U.S. Value Fund and the ticker symbol for the Fund changed from QSY to WTV.

Effective January 18, 2022, the WisdomTree International Dividend ex-Financials Fund was renamed the WisdomTree International AI Enhanced Value Fund and the ticker symbol for the Fund changed from DOO to AIVI. Additionally, the WisdomTree U.S. Dividend ex-Financials Fund was renamed the WisdomTree U.S. AI Enhanced Value Fund and the ticker symbol for the Fund changed from DTN to AIVL.

At a meeting of the Board of Trustees of WisdomTree Trust, the Board of Trustees approved a new sub-advisory agreement, which went into effect on January 7, 2022, with respect to the International Dividend ex-Financials Fund and the U.S. Dividend ex-Financials Fund (the “Affected Funds”), between WTAM and Voya IM, pursuant to which Voya IM provides sub-advisory services to the Fund. Voya IM replaced Mellon as the sub-adviser to the Fund. This change did not affect the management fee or expense ratio of the Affected Funds. Please see the Affected Funds’ current prospectus dated January 18, 2022 for additional information.